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SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-22127

Columbia Funds Variable Series Trust II
(Exact name of registrant as specified in charter)

225 Franklin Street, Boston, Massachusetts		02110
(Address of principal executive offices)		(Zip code)

Scott R. Plummer 5228 Ameriprise Financial Center Minneapolis, MN 55474
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-612-671-1947

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2013

Item 1. Schedule of Investments.

Portfolio of Investments

Columbia Variable Portfolio – Balanced Fund

March 31, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 64.3%

CONSUMER DISCRETIONARY 7.5%

Auto Components 0.4%

Delphi Automotive PLC	76,779	$3,408,987

Automobiles 0.6%

General Motors Co. (a)	202,671	5,638,307

Hotels, Restaurants & Leisure 1.6%

McDonald’s Corp.	76,171	7,593,487
Wynn Resorts Ltd.	50,713	6,347,239
Total		13,940,726

Media 3.1%

Comcast Corp., Class A	82,357	3,459,818
DIRECTV (a)	127,417	7,213,076
Discovery Communications, Inc., Class A (a)	82,504	6,496,365
Viacom, Inc., Class B	166,254	10,236,259
Total		27,405,518

Specialty Retail 1.2%

Lowe’s Companies, Inc.	166,903	6,328,962
Tiffany & Co.	63,910	4,444,301
Total		10,773,263

Textiles, Apparel & Luxury Goods 0.6%

Nike, Inc., Class B	88,178	5,203,384
TOTAL CONSUMER DISCRETIONARY		66,370,185

CONSUMER STAPLES 6.8%

Beverages 2.0%

Diageo PLC, ADR	49,601	6,241,790
PepsiCo, Inc.	147,754	11,688,819
Total		17,930,609

Food & Staples Retailing 1.5%

CVS Caremark Corp.	151,420	8,326,585
Walgreen Co.	114,785	5,472,949
Total		13,799,534

Food Products 0.4%

Mondelez International, Inc., Class A	116,353	3,561,565

Household Products 1.4%

Procter & Gamble Co. (The)	161,215	12,423,228

Issuer	Shares	Value

Common Stocks (continued)

CONSUMER STAPLES (CONTINUED)

Tobacco 1.5%

Philip Morris International, Inc.	139,808	$12,961,600
TOTAL CONSUMER STAPLES		60,676,536

ENERGY 6.8%

Energy Equipment & Services 1.4%

Halliburton Co.	234,382	9,471,377
Tidewater, Inc.	49,775	2,513,637
Total		11,985,014

Oil, Gas & Consumable Fuels 5.4%

Anadarko Petroleum Corp.	53,805	4,705,247
Apache Corp.	74,428	5,742,865
Chevron Corp.	118,555	14,086,705
ConocoPhillips	101,513	6,100,931
Exxon Mobil Corp.	135,438	12,204,318
Noble Energy, Inc.	45,128	5,219,505
Total		48,059,571
TOTAL ENERGY		60,044,585

FINANCIALS 11.6%

Capital Markets 3.4%

BlackRock, Inc.	38,085	9,783,275
Goldman Sachs Group, Inc. (The)	30,347	4,465,561
Invesco Ltd.	217,946	6,311,716
Morgan Stanley	154,280	3,391,074
State Street Corp.	111,776	6,604,844
Total		30,556,470

Commercial Banks 1.1%

Wells Fargo & Co.	252,329	9,333,650

Diversified Financial Services 4.2%

Bank of America Corp.	782,545	9,531,398
Citigroup, Inc.	304,795	13,484,131
JPMorgan Chase & Co.	300,712	14,271,792
Total		37,287,321

Insurance 2.9%

Aon PLC	172,474	10,607,151
Berkshire Hathaway, Inc., Class B (a)	140,987	14,690,845
Total		25,297,996
TOTAL FINANCIALS		102,475,437

Issuer	Shares	Value

Common Stocks (continued)

HEALTH CARE 9.1%

Biotechnology 0.9%

Celgene Corp. (a)	51,920	$6,018,047
Vertex Pharmaceuticals, Inc. (a)	45,020	2,475,200
Total		8,493,247

Health Care Equipment & Supplies 2.3%

Abbott Laboratories	202,066	7,136,971
Baxter International, Inc.	88,687	6,442,224
Covidien PLC	98,336	6,671,114
Total		20,250,309

Health Care Providers & Services 2.2%

Cardinal Health, Inc.	136,869	5,696,488
CIGNA Corp.	110,907	6,917,269
Express Scripts Holding Co. (a)	118,769	6,847,033
Total		19,460,790

Pharmaceuticals 3.7%

Johnson & Johnson	225,995	18,425,372
Pfizer, Inc.	394,074	11,372,976
Salix Pharmaceuticals Ltd. (a)	57,520	2,943,874
Total		32,742,222
TOTAL HEALTH CARE		80,946,568

INDUSTRIALS 7.0%

Aerospace & Defense 1.7%

Honeywell International, Inc.	116,059	8,745,046
United Technologies Corp.	66,224	6,187,308
Total		14,932,354

Air Freight & Logistics 0.9%

FedEx Corp.	78,314	7,690,435

Commercial Services & Supplies 0.6%

Tyco International Ltd.	153,231	4,903,392

Electrical Equipment 0.5%

Eaton Corp. PLC	79,210	4,851,612

Industrial Conglomerates 1.2%

General Electric Co.	448,497	10,369,251

Machinery 0.3%

Caterpillar, Inc.	26,405	2,296,443

Issuer	Shares	Value

Common Stocks (continued)

INDUSTRIALS (CONTINUED)

Professional Services 1.0%

Nielsen Holdings NV	259,115	$9,281,499

Road & Rail 0.5%

Union Pacific Corp.	33,690	4,797,793

Trading Companies & Distributors 0.3%

MRC Global, Inc. (a)	76,362	2,514,601
TOTAL INDUSTRIALS		61,637,380

INFORMATION TECHNOLOGY 13.3%

Communications Equipment 1.0%

QUALCOMM, Inc.	127,838	8,558,754

Computers & Peripherals 4.1%

Apple, Inc.	34,974	15,480,542
EMC Corp. (a)	415,879	9,935,349
Hewlett-Packard Co.	446,112	10,635,310
Total		36,051,201

Internet Software & Services 2.7%

eBay, Inc. (a)	166,564	9,031,100
Facebook, Inc., Class A (a)	23,451	599,877
Google, Inc., Class A (a)	18,634	14,795,955
Total		24,426,932

IT Services 2.6%

International Business Machines Corp.	68,217	14,550,686
Mastercard, Inc., Class A	15,202	8,226,258
Total		22,776,944

Semiconductors & Semiconductor Equipment 0.4%

Skyworks Solutions, Inc. (a)	170,412	3,754,176

Software 2.5%

Activision Blizzard, Inc.	346,070	5,042,240
Citrix Systems, Inc. (a)	51,658	3,727,641
Electronic Arts, Inc. (a)	239,241	4,234,566
Microsoft Corp.	335,313	9,593,305
Total		22,597,752
TOTAL INFORMATION TECHNOLOGY		118,165,759

MATERIALS 1.3%

Chemicals 1.0%

Celanese Corp., Class A	83,629	3,683,857

Issuer		Shares	Value

Common Stocks (continued)

MATERIALS (CONTINUED)

Chemicals (continued)

Dow Chemical Co. (The)		144,762	$4,609,222
Total			8,293,079

Metals & Mining 0.3%

Barrick Gold Corp.		98,405	2,893,107
TOTAL MATERIALS			11,186,186

TELECOMMUNICATION SERVICES 0.9%

Wireless Telecommunication Services 0.9%

Sprint Nextel Corp. (a)		429,654	2,668,151
Vodafone Group PLC, ADR		187,074	5,314,773
Total			7,982,924
TOTAL TELECOMMUNICATION SERVICES			7,982,924

Total Common Stocks (Cost: $462,025,705)			$569,485,560

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes 10.9%

Aerospace & Defense 0.1%

ADS Tactical, Inc. Senior Secured (b)
04/01/18	11.000%	$72,000	$71,640
B/E Aerospace, Inc. Senior Unsecured
04/01/22	5.250%	48,000	49,620
Bombardier, Inc. Senior Notes (b)
01/15/23	6.125%	56,000	57,960
Huntington Ingalls Industries, Inc.
03/15/18	6.875%	58,000	63,075
03/15/21	7.125%	23,000	25,013
Kratos Defense & Security Solutions, Inc. Senior Secured
06/01/17	10.000%	122,000	134,200
L-3 Communications Corp.
02/15/21	4.950%	645,000	721,073
TransDigm, Inc. (b)
10/15/20	5.500%	27,000	28,147
Total			1,150,728

Automotive 0.2%

Allison Transmission, Inc. (b)
05/15/19	7.125%	50,000	53,750
American Axle & Manufacturing, Inc.
03/15/21	6.250%	30,000	30,750

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Automotive (continued)

Chrysler Group LLC/Co-Issuer, Inc.
Secured
06/15/19	8.000%	$13,000	$14,251
06/15/21	8.250%	50,000	55,813
Ford Motor Credit Co. LLC Senior Unsecured
01/16/18	2.375%	975,000	969,296
Jaguar Land Rover Automotive PLC (b)
02/01/23	5.625%	41,000	42,589
Lear Corp.
03/15/18	7.875%	43,000	46,655
Lear Corp. (b)
01/15/23	4.750%	13,000	12,675
Schaeffler Finance BV Senior Secured (b)
02/15/19	8.500%	32,000	36,480
Visteon Corp.
04/15/19	6.750%	104,000	111,280
Total			1,373,539

Banking 1.9%

Ally Financial, Inc.
03/15/20	8.000%	253,000	313,720
BB&T Corp. Senior Unsecured (c)
04/28/14	1.001%	850,000	854,992
Bank of America Corp. Senior Unsecured
01/05/21	5.875%	1,195,000	1,411,235
Bear Stearns Companies LLC (The) Senior Unsecured
02/01/18	7.250%	1,450,000	1,802,014
Capital One Financial Corp. Senior Unsecured
09/15/17	6.750%	650,000	785,292
Citigroup, Inc. Senior Unsecured
05/15/18	6.125%	1,145,000	1,364,073
Goldman Sachs Group, Inc. (The) Senior Unsecured
01/18/18	5.950%	1,090,000	1,270,834
HSBC Holdings PLC Senior Unsecured
04/05/21	5.100%	960,000	1,109,252
ING Bank NV Senior Unsecured (b)(c)
09/25/15	1.924%	1,110,000	1,131,915
KeyCorp Senior Unsecured
03/24/21	5.100%	825,000	960,478

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Banking (continued)

Lloyds TSB Bank PLC Bank Guaranteed
01/21/21	6.375%	$775,000	$953,560
Merrill Lynch & Co., Inc. Senior Unsecured
04/25/18	6.875%	250,000	301,755
Morgan Stanley
04/01/18	6.625%	1,015,000	1,213,333
PNC Financial Services Group, Inc.
Senior Unsecured (c)
11/09/22	2.854%	920,000	917,198
Synovus Financial Corp. Senior Unsecured
02/15/19	7.875%	89,000	101,015
U.S. Bank Subordinated Notes (c)
04/29/20	3.778%	1,200,000	1,264,285
Wells Fargo & Co. Subordinated Notes
02/13/23	3.450%	1,125,000	1,132,560
Total			16,887,511

Brokerage —%

E*TRADE Financial Corp. Senior Unsecured
11/15/19	6.375%	45,000	47,587
Nuveen Investments, Inc. (b)
Senior Unsecured
10/15/17	9.125%	11,000	11,358
10/15/20	9.500%	62,000	64,790
Total			123,735

Building Materials —%

Gibraltar Industries, Inc. (b)
02/01/21	6.250%	13,000	13,780
HD Supply, Inc.
01/15/21	10.500%	37,000	38,480
Secured
04/15/20	11.000%	23,000	27,888
HD Supply, Inc. (b)
Senior Unsecured
07/15/20	7.500%	46,000	48,415
Norcraft Companies LP/Finance Corp.
Secured
12/15/15	10.500%	51,000	53,677
Nortek, Inc.
12/01/18	10.000%	8,000	8,960
04/15/21	8.500%	48,000	53,280
Total			244,480

Chemicals 0.3%

Ashland, Inc. (b)
08/15/22	4.750%	22,000	22,385

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Chemicals (continued)

Senior Unsecured
04/15/18	3.875%	$44,000	$44,550
Celanese U.S. Holdings LLC
06/15/21	5.875%	54,000	58,860
11/15/22	4.625%	11,000	11,028
Dow Chemical Co. (The) Senior Unsecured
11/01/29	7.375%	575,000	764,240
Dupont Performance Coatings, Inc. (b)
05/01/21	7.375%	54,000	56,835
Eastman Chemical Co. Senior Unsecured
06/01/17	2.400%	710,000	736,989
Huntsman International LLC
11/15/20	4.875%	20,000	20,150
03/15/21	8.625%	6,000	6,750
JM Huber Corp. Senior Notes (b)
11/01/19	9.875%	65,000	73,369
Koppers, Inc.
12/01/19	7.875%	12,000	13,200
LyondellBasell Industries NV
Senior Unsecured
11/15/21	6.000%	175,000	207,375
04/15/24	5.750%	131,000	153,597
MacDermid, Inc. (b)
04/15/17	9.500%	83,000	85,801
Momentive Performance Materials, Inc.
Senior Secured
10/15/20	8.875%	25,000	25,812
Nova Chemicals Corp. Senior Unsecured
11/01/19	8.625%	2,000	2,250
PQ Corp. Secured (b)
05/01/18	8.750%	139,000	148,035
Total			2,431,226

Construction Machinery 0.1%

CNH Capital LLC
11/01/16	6.250%	55,000	60,775
Case New Holland, Inc.
12/01/17	7.875%	80,000	93,600
Caterpillar Financial Services Corp.
Senior Unsecured
06/01/22	2.850%	800,000	819,547
Columbus McKinnon Corp.
02/01/19	7.875%	49,000	52,430
H&E Equipment Services, Inc. (b)
09/01/22	7.000%	6,000	6,600

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Construction Machinery (continued)

Neff Rental LLC/Finance Corp.
Secured (b)
05/15/16	9.625%	$77,000	$81,235
United Rentals North America, Inc.
12/15/19	9.250%	22,000	25,135
04/15/22	7.625%	89,000	99,458
Total			1,238,780

Consumer Cyclical Services —%

Corrections Corp. of America Senior Unsecured (b)(d)
05/01/23	4.625%	27,000	27,641
Goodman Networks, Inc. Senior Secured (b)
07/01/18	13.125%	64,000	71,040
Monitronics International, Inc.
04/01/20	9.125%	26,000	27,560
Vivint, Inc. (b)
Senior Secured
12/01/19	6.375%	161,000	159,793
Senior Unsecured
12/01/20	8.750%	45,000	45,506
Total			331,540

Consumer Products 0.1%

Alphabet Holding Co., Inc. Senior Unsecured PIK (b)
11/01/17	7.750%	26,000	27,105
Clorox Co. (The) Senior Unsecured
09/15/22	3.050%	525,000	529,674
Libbey Glass, Inc. Senior Secured
05/15/20	6.875%	21,000	22,654
Serta Simmons Holdings LLC Senior Unsecured (b)
10/01/20	8.125%	67,000	69,512
Spectrum Brands Escrow Corp. (b)
11/15/20	6.375%	39,000	41,876
11/15/22	6.625%	20,000	21,700
Spectrum Brands, Inc.
03/15/20	6.750%	74,000	79,827
Tempur-Pedic International, Inc. (b)
12/15/20	6.875%	7,000	7,473
Total			799,821

Diversified Manufacturing 0.1%

Amsted Industries, Inc. Senior Notes (b)
03/15/18	8.125%	82,000	88,355
Apex Tool Group LLC (b)
02/01/21	7.000%	13,000	13,780

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Diversified Manufacturing (continued)

Silver II Borrower/US Holdings LLC (b)
12/15/20	7.750%	$42,000	$44,730
Unifrax I LLC/Holding Co. (b)
02/15/19	7.500%	27,000	27,675
United Technologies Corp. Senior Unsecured
06/01/22	3.100%	650,000	681,253
Total			855,793

Electric 0.8%

Arizona Public Service Co. Senior Unsecured
04/01/42	4.500%	630,000	661,514
Calpine Corp. Senior Secured (b)
02/15/21	7.500%	55,000	60,363
Commonwealth Edison Co. 1st Mortgage
09/15/17	6.150%	575,000	693,671
Dominion Resources, Inc. Senior Unsecured
08/15/19	5.200%	565,000	672,751
FirstEnergy Corp. Senior Unsecured
03/15/23	4.250%	950,000	960,811
GenOn Energy, Inc. Senior Unsecured
10/15/18	9.500%	58,000	68,295
Indiana Michigan Power Co. Senior Unsecured
03/15/37	6.050%	585,000	704,451
Nevada Power Co.
08/01/18	6.500%	550,000	683,801
Pacific Gas & Electric Co. Senior Unsecured
03/01/37	5.800%	645,000	786,418
Progress Energy, Inc. Senior Unsecured
03/01/31	7.750%	675,000	929,447
TransAlta Corp. Senior Unsecured
01/15/15	4.750%	675,000	712,667
Total			6,934,189

Entertainment 0.1%

AMC Entertainment, Inc.
06/01/19	8.750%	56,000	61,460
12/01/20	9.750%	5,000	5,769
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp. (b)
03/15/21	5.250%	34,000	33,787

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Entertainment (continued)

Cinemark USA, Inc. (b)
12/15/22	5.125%	$20,000	$20,100
United Artists Theatre Circuit, Inc.
1995-A Pass-Through Certificates (e)(f)
07/01/15	9.300%	436,759	436,759
Total			557,875

Environmental —%

Clean Harbors, Inc.
08/01/20	5.250%	56,000	57,820
Clean Harbors, Inc. (b)
06/01/21	5.125%	35,000	35,700
Total			93,520

Food and Beverage 0.4%

ARAMARK Corp. Senior Unsecured (b)
03/15/20	5.750%	37,000	37,833
Bacardi Ltd. (b)
04/01/14	7.450%	150,000	159,783
ConAgra Foods, Inc. Senior Unsecured
09/15/22	3.250%	810,000	815,972
General Mills, Inc. Senior Unsecured
12/15/21	3.150%	765,000	802,126
HJ Heinz Co. Senior Secured (b)(d)
10/15/20	4.250%	106,000	106,132
Kraft Foods Group, Inc. Senior Unsecured
06/06/22	3.500%	650,000	679,654
SABMiller Holdings, Inc. (b)
01/15/22	3.750%	700,000	749,244
Shearer’s Foods, Inc. LLC Senior Secured (b)
11/01/19	9.000%	31,000	33,945
Total			3,384,689

Gaming —%

Caesars Entertainment Operating Co., Inc.
Senior Secured
02/15/20	8.500%	44,000	43,450
MGM Resorts International
03/01/18	11.375%	45,000	57,262
12/15/21	6.625%	25,000	26,219
MGM Resorts International (b)
10/01/20	6.750%	6,000	6,360
ROC Finance LLC/Corp. Secured (b)
09/01/18	12.125%	88,000	102,080

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Gaming (continued)

Seminole Indian Tribe of Florida (b)
Secured
10/01/17	7.750%	$8,000	$8,640
Senior Secured
10/01/20	6.535%	98,000	108,290
Seneca Gaming Corp. (b)
12/01/18	8.250%	61,000	65,270
Tunica-Biloxi Gaming Authority Senior Unsecured (b)
11/15/15	9.000%	27,000	23,963
Total			441,534

Gas Distributors 0.1%

Sempra Energy Senior Unsecured
10/01/22	2.875%	525,000	523,528

Gas Pipelines 0.5%

Access Midstream Partners LP/Finance Corp.
05/15/23	4.875%	69,000	68,138
El Paso LLC
09/15/20	6.500%	66,000	72,930
01/15/32	7.750%	51,000	57,077
El Paso Pipeline Partners Operating Co. LLC
11/15/40	7.500%	525,000	688,694
Enterprise Products Operating LLC
02/01/41	5.950%	500,000	579,246
Hiland Partners LP/Finance Corp. (b)
10/01/20	7.250%	129,000	140,932
MarkWest Energy Partners LP/Finance Corp.
06/15/22	6.250%	38,000	41,040
02/15/23	5.500%	69,000	72,278
07/15/23	4.500%	3,000	2,936
NiSource Finance Corp.
09/15/20	5.450%	675,000	791,102
Regency Energy Partners LP/Corp.
04/15/23	5.500%	45,000	48,150
Regency Energy Partners LP/Finance Corp.
07/15/21	6.500%	87,000	95,700
Sabine Pass Liquefaction LLC Senior Secured (b)
02/01/21	5.625%	48,000	49,800
Southern Natural Gas Co. LLC Senior Unsecured (b)
04/01/17	5.900%	539,000	628,223
Williams Partners LP/Finance Corp.
Senior Unsecured
02/01/17	7.250%	560,000	673,649
Total			4,009,895

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Health Care 0.4%

Amsurg Corp. (b)
11/30/20	5.625%	$20,000	$21,050
Biomet, Inc. (b)
08/01/20	6.500%	41,000	43,511
CHS/Community Health Systems, Inc.
11/15/19	8.000%	73,000	80,847
Senior Secured
08/15/18	5.125%	76,000	79,610
Cardinal Health, Inc. Senior Unsecured
12/15/20	4.625%	625,000	700,776
ConvaTec Healthcare E SA Senior Unsecured (b)
12/15/18	10.500%	79,000	87,887
DaVita HealthCare Partners, Inc.
08/15/22	5.750%	58,000	60,247
Emdeon, Inc.
12/31/19	11.000%	72,000	83,340
Express Scripts Holding Co.
06/15/14	6.250%	625,000	665,625
Fresenius Medical Care U.S. Finance II, Inc. (b)
01/31/22	5.875%	42,000	46,883
Fresenius Medical Care U.S. Finance, Inc. (b)
09/15/18	6.500%	52,000	59,280
02/15/21	5.750%	43,000	47,622
HCA Holdings, Inc.
Senior Unsecured
02/15/21	6.250%	151,000	161,004
05/15/21	7.750%	48,000	53,490
HCA, Inc.
02/15/22	7.500%	71,000	81,650
05/01/23	5.875%	16,000	16,640
Health Management Associates, Inc.
01/15/20	7.375%	32,000	35,120
Hologic, Inc. (b)
08/01/20	6.250%	12,000	12,765
IASIS Healthcare LLC/Capital Corp.
05/15/19	8.375%	87,000	91,459
IMS Health, Inc. Senior Unsecured (b)
11/01/20	6.000%	34,000	35,445
Kinetic Concepts, Inc./KCI U.S.A., Inc.
Secured
11/01/18	10.500%	30,000	32,550
McKesson Corp. Senior Unsecured
03/01/21	4.750%	600,000	694,993
Multiplan, Inc. (b)
09/01/18	9.875%	97,000	107,670

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Health Care (continued)

Physio-Control International, Inc.
Senior Secured (b)
01/15/19	9.875%	$61,000	$68,777
Physiotherapy Associates Holdings, Inc.
Senior Unsecured (b)
05/01/19	11.875%	30,000	28,875
Radnet Management, Inc.
04/01/18	10.375%	26,000	27,105
Rural/Metro Corp. Senior Unsecured (b)
07/15/19	10.125%	41,000	40,795
STHI Holding Corp. Secured (b)
03/15/18	8.000%	37,000	40,423
Tenet Healthcare Corp. (b)
Senior Secured
06/01/20	4.750%	53,000	53,265
04/01/21	4.500%	34,000	33,320
Truven Health Analytics, Inc. Senior Unsecured (b)
06/01/20	10.625%	31,000	35,301
United Surgical Partners International, Inc.
04/01/20	9.000%	35,000	39,638
Universal Hospital Services, Inc.
Secured
08/15/20	7.625%	28,000	30,135
Universal Hospital Services, Inc. (b)
Secured
08/15/20	7.625%	18,000	19,418
Vanguard Health Holding Co. II LLC/Inc.
02/01/18	8.000%	84,000	89,355
02/01/19	7.750%	43,000	46,010
Total			3,851,881

Healthcare Insurance 0.1%

Cigna Corp. Senior Unsecured
06/15/20	5.125%	619,000	714,017

Home Construction —%

Ashton Woods U.S.A. LLC/Finance Co. (b)
02/15/21	6.875%	21,000	21,263
Beazer Homes USA, Inc.
05/15/19	9.125%	21,000	22,628
Beazer Homes USA, Inc. (b)
02/01/23	7.250%	18,000	18,360
KB Home
03/15/20	8.000%	30,000	34,575
Meritage Homes Corp.
04/01/22	7.000%	24,000	26,730

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Home Construction (continued)

Meritage Homes Corp. (b)
Senior Unsecured
03/01/18	4.500%	$29,000	$28,927
Shea Homes LP/Funding Corp.
Senior Secured
05/15/19	8.625%	60,000	67,350
Taylor Morrison Communities, Inc./Monarch, Inc. (b)
04/15/20	7.750%	16,000	17,160
04/15/20	7.750%	51,000	54,697
Total			291,690

Independent Energy 0.9%

Anadarko Petroleum Corp. Senior Unsecured
09/15/16	5.950%	625,000	719,442
Antero Resources Finance Corp.
12/01/17	9.375%	4,000	4,340
08/01/19	7.250%	14,000	15,173
Aurora USA Oil & Gas, Inc. Senior Unsecured (b)
04/01/20	7.500%	68,000	68,680
Canadian Natural Resources Ltd.
Senior Unsecured
05/15/17	5.700%	575,000	671,426
Carrizo Oil & Gas, Inc.
10/15/18	8.625%	75,000	82,125
Chesapeake Energy Corp.
08/15/20	6.625%	47,000	51,347
11/15/20	6.875%	16,000	17,440
02/15/21	6.125%	156,000	165,945
Chesapeake Energy Corp. (d)
03/15/23	5.750%	17,000	17,234
Comstock Resources, Inc.
06/15/20	9.500%	59,000	64,605
Concho Resources, Inc.
01/15/21	7.000%	176,000	193,600
04/01/23	5.500%	18,000	18,675
Continental Resources, Inc.
10/01/19	8.250%	3,000	3,338
04/01/21	7.125%	88,000	99,550
09/15/22	5.000%	211,000	224,187
Devon Energy Corp. Senior Unsecured
05/15/17	1.875%	545,000	550,297
EP Energy Holdings LLC/Bond Co., Inc.
Senior Unsecured PIK (b)
12/15/17	8.125%	27,000	28,350
EP Energy LLC/Everest Acquisition Finance, Inc.
09/01/22	7.750%	10,000	11,050
EP Energy LLC/Finance, Inc. Senior Unsecured
05/01/20	9.375%	85,000	98,175

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Independent Energy (continued)

EnCana Corp. Senior Unsecured
11/15/21	3.900%	$625,000	$661,132
Halcon Resources Corp. (b)
05/15/21	8.875%	60,000	64,650
Kodiak Oil & Gas Corp.
12/01/19	8.125%	175,000	197,750
Kodiak Oil & Gas Corp. (b)
01/15/21	5.500%	25,000	26,188
Laredo Petroleum, Inc.
02/15/19	9.500%	76,000	85,880
05/01/22	7.375%	11,000	12,045
Nexen, Inc. Senior Unsecured
03/10/35	5.875%	600,000	724,649
Oasis Petroleum, Inc.
02/01/19	7.250%	106,000	115,010
11/01/21	6.500%	82,000	89,380
01/15/23	6.875%	26,000	28,600
Pioneer Natural Resources Co. Senior Unsecured
07/15/22	3.950%	725,000	756,990
QEP Resources, Inc.
Senior Unsecured
10/01/22	5.375%	18,000	18,675
05/01/23	5.250%	87,000	89,175
Range Resources Corp.
06/01/21	5.750%	35,000	37,537
SM Energy Co. Senior Unsecured
01/01/23	6.500%	23,000	25,185
Southwestern Energy Co.
02/01/18	7.500%	590,000	724,704
Whiting Petroleum Corp.
10/01/18	6.500%	4,000	4,300
Woodside Finance Ltd. (b)
05/10/21	4.600%	750,000	835,216
Total			7,602,045

Integrated Energy 0.1%

Petro-Canada Senior Unsecured
05/15/18	6.050%	565,000	680,787

Life Insurance 0.3%

Hartford Financial Services Group, Inc.
Senior Unsecured
03/30/20	5.500%	685,000	798,909
Lincoln National Corp. Senior Unsecured
07/01/19	8.750%	510,000	691,255

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Life Insurance (continued)

Metropolitan Life Global Funding I
Senior Secured (b)
04/11/22	3.875%	$635,000	$685,984
Prudential Financial, Inc. Senior Unsecured
06/15/17	6.100%	775,000	914,192
Total			3,090,340

Lodging —%

Choice Hotels International, Inc.
07/01/22	5.750%	25,000	27,750

Media Cable 0.2%

CCO Holdings LLC/Capital Corp.
01/31/22	6.625%	23,000	24,668
09/30/22	5.250%	92,000	90,390
CCO Holdings LLC/Capital Corp. (b)
03/15/21	5.250%	38,000	38,000
CSC Holdings LLC Senior Unsecured
02/15/18	7.875%	60,000	69,900
Cablevision Systems Corp. Senior Unsecured
04/15/20	8.000%	57,000	64,125
Cequel Communications Holdings I LLC/Capital Corp.
Senior Unsecured (b)
09/15/20	6.375%	43,000	44,612
DIRECTV Holdings LLC/Financing Co., Inc.
03/01/21	5.000%	850,000	945,550
DISH DBS Corp.
09/01/19	7.875%	98,000	116,130
DISH DBS Corp. (b)
Senior Unsecured
03/15/23	5.000%	38,000	37,383
Lynx II Corp. Senior Unsecured (b)
04/15/23	6.375%	22,000	23,045
Quebecor Media, Inc. Senior Unsecured (b)
01/15/23	5.750%	35,000	35,700
Unitymedia Hessen GmbH & Co. KG NRW
Senior Secured (b)
01/15/23	5.500%	43,000	44,182
Videotron Ltd.
07/15/22	5.000%	27,000	27,405
WaveDivision Escrow LLC/Corp.
Senior Unsecured (b)
09/01/20	8.125%	2,000	2,090
WideOpenWest Finance LLC/Capital Corp. (b)
07/15/19	10.250%	25,000	27,813
Total			1,590,993

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Media Non-Cable 0.6%

AMC Networks, Inc.
07/15/21	7.750%	$76,000	$85,975
12/15/22	4.750%	34,000	33,830
British Sky Broadcasting Group PLC (b)
11/26/22	3.125%	710,000	707,988
Clear Channel Communications, Inc.
08/01/16	10.750%	28,000	21,630
Clear Channel Worldwide Holdings, Inc.
03/15/20	7.625%	70,000	73,062
Clear Channel Worldwide Holdings, Inc. (b)
11/15/22	6.500%	35,000	36,488
11/15/22	6.500%	93,000	98,115
DigitalGlobe, Inc. (b)
02/01/21	5.250%	21,000	20,869
Getty Images, Inc. Senior Notes (b)
10/15/20	7.000%	54,000	55,080
Hughes Satellite Systems Corp.
06/15/21	7.625%	84,000	96,075
Intelsat Jackson Holdings SA
10/15/20	7.250%	136,000	149,430
Intelsat Luxembourg SA
02/04/17	11.500%	37,000	39,294
Intelsat Luxembourg SA (b)(d)
06/01/23	8.125%	61,000	61,686
Senior Unsecured
06/01/21	7.750%	21,000	21,341
MDC Partners, Inc. (b)
04/01/20	6.750%	56,000	56,560
NBCUniversal Media LLC Senior Unsecured
04/01/41	5.950%	800,000	964,747
National CineMedia LLC Senior Secured
04/15/22	6.000%	55,000	58,988
News America, Inc.
03/15/33	6.550%	600,000	708,104
Nielsen Finance LLC/Co. (b)
10/01/20	4.500%	121,000	120,849
Reed Elsevier Capital, Inc. (b)
10/15/22	3.125%	700,000	682,736
TCM Sub LLC (b)
01/15/15	3.550%	650,000	678,392
Univision Communications, Inc. (b)
05/15/21	8.500%	75,000	80,812
Senior Secured
11/01/20	7.875%	38,000	41,895
09/15/22	6.750%	53,000	57,240
Total			4,951,186

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Metals 0.3%

Alpha Natural Resources, Inc.
04/15/18	9.750%	$79,000	$84,728
ArcelorMittal Senior Unsecured
03/01/21	6.000%	783,000	823,214
Arch Coal, Inc. (b)
06/15/19	9.875%	53,000	54,325
Calcipar SA Senior Secured (b)
05/01/18	6.875%	40,000	42,600
FMG Resources August 2006 Proprietary Ltd. (b)
11/01/19	8.250%	100,000	107,750
Freeport-McMoRan Copper & Gold, Inc. Senior Unsecured (b)
03/15/20	3.100%	850,000	852,839
Inmet Mining Corp. (b)
06/01/20	8.750%	82,000	91,020
06/01/21	7.500%	26,000	28,145
JMC Steel Group, Inc. Senior Notes (b)
03/15/18	8.250%	49,000	51,940
Peabody Energy Corp.
11/15/18	6.000%	16,000	17,000
11/15/21	6.250%	45,000	46,800
Vale Overseas Ltd.
01/23/17	6.250%	590,000	673,156
Total			2,873,517

Non-Captive Consumer —%

Springleaf Finance Corp. Senior Unsecured
12/15/17	6.900%	72,000	72,360

Non-Captive Diversified 0.3%

Air Lease Corp.
03/01/20	4.750%	83,000	85,075
CIT Group, Inc.
Senior Unsecured
03/15/18	5.250%	82,000	88,560
CIT Group, Inc. (b)
Senior Secured
04/01/18	6.625%	158,000	180,120
General Electric Capital Corp. Senior Unsecured
10/17/21	4.650%	1,975,000	2,211,115
International Lease Finance Corp.
Senior Unsecured
04/15/18	3.875%	21,000	20,948
12/15/20	8.250%	205,000	251,125
04/15/21	4.625%	36,000	35,910
Total			2,872,853

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Oil Field Services 0.1%

Atwood Oceanics, Inc. Senior Unsecured
02/01/20	6.500%	$131,000	$142,462
Green Field Energy Services, Inc. (b)
Senior Secured
11/15/16	13.250%	110,000	113,300
11/15/16	13.250%	3,000	3,090
Offshore Group Investments Ltd. Senior Secured (b)
04/01/23	7.125%	45,000	46,013
Oil States International, Inc. (b)
01/15/23	5.125%	26,000	26,000
Weatherford International, Inc.
06/15/37	6.800%	725,000	801,432
Total			1,132,297

Other Industry —%

Interline Brands, Inc.
11/15/18	7.500%	39,000	42,315

Packaging —%

Ardagh Packaging Finance PLC/MP Holdings U.S.A., Inc. Senior Unsecured (b)
11/15/20	7.000%	54,000	55,620
Berry Plastics Corp. Secured
01/15/21	9.750%	24,000	28,050
Reynolds Group Issuer, Inc./LLC
08/15/19	9.875%	88,000	96,470
Senior Secured
04/15/19	7.125%	80,000	86,400
10/15/20	5.750%	78,000	79,462
Sealed Air Corp. (b)
12/01/20	6.500%	13,000	14,235
09/15/21	8.375%	22,000	25,190
Total			385,427

Paper —%

Graphic Packaging International, Inc. (d)
04/15/21	4.750%	46,000	46,690

Pharmaceuticals 0.2%

AbbVie, Inc. Senior Unsecured (b)
11/06/22	2.900%	360,000	360,324
GlaxoSmithKline Capital, Inc.
03/18/23	2.800%	1,115,000	1,121,854
Jaguar Holding Co. II/Merger Sub, Inc. Senior Unsecured (b)
12/01/19	9.500%	26,000	29,835

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Pharmaceuticals (continued)

VPI Escrow Corp. (b)
10/15/20	6.375%	$80,000	$84,400
Valeant Pharmaceuticals International, Inc. Senior Notes (b)
10/15/20	6.375%	16,000	16,870
Total			1,613,283

Property & Casualty 0.4%

ACE INA Holdings, Inc.
03/15/18	5.800%	700,000	848,849
Alliant Holdings, Inc. Senior Unsecured (b)
12/15/20	7.875%	36,000	36,990
Berkshire Hathaway, Inc. Senior Unsecured (c)
08/15/14	0.990%	675,000	681,461
CNA Financial Corp. Senior Unsecured
11/15/19	7.350%	525,000	664,534
HUB International Ltd. (b)
10/15/18	8.125%	74,000	77,885
Liberty Mutual Group, Inc. (b)
06/01/21	5.000%	775,000	850,583
Transatlantic Holdings, Inc. Senior Unsecured
11/30/39	8.000%	500,000	695,144
Total			3,855,446

Railroads 0.2%

CSX Corp. Senior Unsecured
10/30/20	3.700%	650,000	705,431
Canadian Pacific Railway Co. Senior Unsecured
03/15/23	4.450%	625,000	689,491
Total			1,394,922

Refining 0.1%

Marathon Petroleum Corp. Senior Unsecured
03/01/41	6.500%	570,000	708,722

REITs 0.3%

Boston Properties LP Senior Unsecured
05/15/21	4.125%	635,000	688,061
CBRE Services, Inc.
03/15/23	5.000%	20,000	20,225

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

REITs (continued)

Duke Realty LP Senior Unsecured
08/15/19	8.250%	$525,000	$679,923
Kimco Realty Corp. Senior Unsecured
02/01/18	4.300%	665,000	739,738
Simon Property Group LP Senior Unsecured
02/01/40	6.750%	620,000	826,529
Total			2,954,476

Retailers 0.1%

99 Cent Only Stores
12/15/19	11.000%	38,000	43,605
Burlington Coat Factory Warehouse Corp.
02/15/19	10.000%	60,000	66,600
Burlington Holdings LLC/Finance, Inc. Senior Unsecured PIK (b)
02/15/18	9.000%	50,000	50,750
Claire’s Stores, Inc. Senior Secured (b)
03/15/20	6.125%	13,000	13,325
Jo-Ann Stores, Inc. Senior Unsecured (b)
03/15/19	8.125%	42,000	43,890
Macy’s Retail Holdings, Inc.
07/15/34	6.700%	650,000	771,740
Rite Aid Corp.
03/15/20	9.250%	32,000	36,120
Senior Secured
08/15/20	8.000%	26,000	29,380
Senior Unsecured
02/15/27	7.700%	48,000	46,560
Sally Holdings LLC/Capital, Inc.
11/15/19	6.875%	25,000	27,688
06/01/22	5.750%	15,000	15,656
Total			1,145,314

Supermarkets 0.1%

Safeway, Inc. Senior Unsecured
02/01/31	7.250%	630,000	722,954

Technology 0.3%

Alliance Data Systems Corp. (b)
12/01/17	5.250%	39,000	40,463

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Technology (continued)

04/01/20	6.375%	$30,000	$32,325
Amkor Technology, Inc.
05/01/18	7.375%	34,000	35,615
Senior Unsecured
06/01/21	6.625%	14,000	14,140
10/01/22	6.375%	20,000	19,950
CDW LLC/Finance Corp.
04/01/19	8.500%	59,000	65,637
CyrusOne LLP/Finance Corp. (b)
11/15/22	6.375%	46,000	48,185
Equinix, Inc. Senior Unsecured
04/01/20	4.875%	20,000	20,150
First Data Corp.
01/15/21	12.625%	66,000	71,527
First Data Corp. (b)
01/15/21	11.250%	19,000	19,760
Secured
01/15/21	8.250%	78,000	81,120
Senior Secured
06/15/19	7.375%	73,000	77,745
08/15/20	8.875%	80,000	89,400
11/01/20	6.750%	43,000	44,935
Freescale Semiconductor, Inc. Senior Secured (b)
04/15/18	9.250%	42,000	46,095
Hewlett-Packard Co. Senior Unsecured
06/01/21	4.300%	1,000,000	1,015,163
Interactive Data Corp.
08/01/18	10.250%	92,000	104,650
NXP BV/Funding LLC (b)
02/15/21	5.750%	46,000	47,725
Nuance Communications, Inc. (b)
08/15/20	5.375%	93,000	93,930
Oracle Corp. Senior Unsecured
04/15/38	6.500%	445,000	594,181
Total			2,562,696

Transportation Services 0.1%

Avis Budget Car Rental LLC/Finance, Inc.
03/15/20	9.750%	54,000	63,721
ERAC U.S.A. Finance LLC (b)
10/15/37	7.000%	630,000	803,787
Hertz Corp. (The)
10/15/18	7.500%	40,000	44,150
01/15/21	7.375%	34,000	37,825
Total			949,483

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Wireless 0.3%

Cricket Communications, Inc.
10/15/20	7.750%	$29,000	$28,928
Crown Castle International Corp. Senior Unsecured
01/15/23	5.250%	83,000	84,453
MetroPCS Wireless, Inc. (b)
04/01/23	6.625%	33,000	33,660
NII International Telecom SARL (b)
08/15/19	11.375%	164,000	171,380
Rogers Communications, Inc.
08/15/18	6.800%	615,000	772,342
SBA Telecommunications, Inc. (b)
07/15/20	5.750%	84,000	87,360
Sprint Nextel Corp.
Senior Unsecured
08/15/17	8.375%	7,000	8,146
11/15/21	11.500%	62,000	86,800
11/15/22	6.000%	111,000	114,052
Sprint Nextel Corp. (b)
11/15/18	9.000%	187,000	231,179
03/01/20	7.000%	37,000	43,105
United States Cellular Corp. Senior Unsecured
12/15/33	6.700%	625,000	658,831
Wind Acquisition Finance SA Senior Secured (b)
02/15/18	7.250%	62,000	64,635
Total			2,384,871

Wirelines 0.8%

AT&T, Inc. Senior Unsecured
02/15/39	6.550%	1,050,000	1,297,057
CenturyLink, Inc. Senior Unsecured
04/01/20	5.625%	90,000	92,025
Deutsche Telekom International Finance BV
03/23/16	5.750%	400,000	451,680
Embarq Corp. Senior Unsecured
06/01/36	7.995%	660,000	694,789
France Telecom SA Senior Unsecured
09/14/16	2.750%	650,000	679,338
Frontier Communications Corp.
Senior Unsecured
07/01/21	9.250%	10,000	11,475
04/15/22	8.750%	56,000	62,300
Frontier Communications Corp. (d)
Senior Unsecured
04/15/24	7.625%	80,000	82,300
Level 3 Communications, Inc.

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Wirelines (continued)

Senior Unsecured
02/01/19	11.875%	$44,000	$51,590
Level 3 Communications, Inc. (b)
Senior Unsecured
06/01/19	8.875%	15,000	16,387
Level 3 Financing, Inc.
04/01/19	9.375%	78,000	87,454
07/01/19	8.125%	21,000	23,100
PAETEC Holding Corp.
12/01/18	9.875%	54,000	61,965
Telecom Italia Capital SA
07/18/36	7.200%	815,000	812,139
Telefonica Emisiones SAU
06/20/36	7.045%	825,000	885,637
Verizon New York, Inc.
04/01/32	7.375%	1,095,000	1,375,648
Windstream Corp. (b)
08/01/23	6.375%	79,000	78,407
Zayo Group LLC/Capital, Inc.
07/01/20	10.125%	33,000	38,857
Senior Secured
01/01/20	8.125%	39,000	43,680
tw telecom holdings, Inc.
10/01/22	5.375%	24,000	25,020
Total			6,870,848
Total Corporate Bonds & Notes (Cost: $91,267,566)			$96,771,546

Residential Mortgage-Backed Securities - Agency 10.8%

Federal Home Loan Mortgage Corp. (d)(g)
04/01/28-04/01/43	3.500%	20,955,000	22,054,308
04/01/43	4.000%	10,570,000	11,233,928
04/01/43	3.000%	6,860,000	7,044,363
Federal Home Loan Mortgage Corp. (g)
05/01/39-08/01/41	4.500%	9,356,115	10,020,430
08/01/18-05/01/41	5.000%	7,581,247	8,162,317
02/01/17-07/01/32	6.500%	1,274,730	1,441,730
12/01/23-06/01/37	6.000%	4,113,546	4,516,485
05/01/18-02/01/38	5.500%	3,420,746	3,706,020
04/01/32	7.000%	179,315	209,953
Federal National Mortgage Association (c)(g)
08/01/34	5.525%	219,903	238,214
Federal National Mortgage Association (d)(g)
04/01/43	4.000%	1,815,000	1,934,960
04/01/28	3.000%	5,635,000	5,924,454
04/01/43	3.500%	3,945,000	4,165,674

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Agency (continued)

Federal National Mortgage Association (g)
11/01/16-12/01/28	6.000%	$424,545	$469,228
11/01/18-12/01/32	7.000%	1,745,789	2,064,593
06/01/17-09/01/32	6.500%	626,831	706,516
07/01/23	5.000%	482,388	532,453
09/01/40	4.000%	4,210,963	4,491,387
08/01/23-03/01/38	5.500%	2,207,191	2,436,417
CMO Series 2010-29 Class KB
12/25/21	2.250%	340,684	350,799
Federal National Mortgage Association (g)(h)
CMO IO Series 2003-63 Class IP
07/25/33	6.000%	1,138,389	208,511
CMO IO Series 2003-71 Class IM
12/25/31	5.500%	377,153	18,499
Federal National Mortgage Association (g)(i)
10/01/40	4.500%	1,783,493	1,924,074
Government National Mortgage Association (g)
10/15/33	5.500%	710,486	823,040
09/15/33	5.000%	706,204	775,191
Total Residential Mortgage-Backed Securities - Agency (Cost: $93,462,819)			$95,453,544

Residential Mortgage-Backed Securities - Non-Agency 0.3%

Springleaf Mortgage Loan Trust (b)(c)(g)
CMO Series 2012-1A Class A
09/25/57	2.667%	658,239	664,092
CMO Series 2012-2A Class A
10/25/57	2.220%	385,853	389,334
CMO Series 2012-3A Class A
12/25/59	1.570%	1,530,194	1,541,790
Total Residential Mortgage-Backed Securities - Non-Agency (Cost: $2,574,033)			$2,595,216

Commercial Mortgage-Backed Securities - Agency 3.1%

Government National Mortgage Association (c)(g)
Series 2010-52 Class AE
06/16/36	4.115%	855,732	896,619
Government National Mortgage Association (g)
Series 2009-71 Class A
04/16/38	3.304%	281,799	288,382
Series 2011-109 Class A
07/16/32	2.450%	1,282,997	1,304,041
Series 2011-149 Class A
10/16/46	3.000%	740,467	783,513
Series 2011-161 Class A
01/16/34	1.738%	2,007,000	2,044,514

Issuer	Coupon Rate	Principal Amount	Value

Commercial Mortgage-Backed Securities - Agency (continued)

Series 2011-64 Class A
08/16/34	2.380%	$1,374,941	$1,396,738
Series 2011-64 Class AD
11/16/38	2.700%	502,058	517,785
Series 2011-78 Class A
08/16/34	2.250%	2,853,902	2,905,201
Series 2012-111 Class AC
04/16/47	2.211%	864,833	895,983
Series 2012-25 Class A
11/16/42	2.575%	2,705,177	2,831,303
Series 2012-79 Class A
04/16/39	1.800%	809,865	829,447
Series 2013-12 Class A
10/16/42	1.410%	1,469,004	1,493,148
Series 2013-17 Class AH
10/16/43	1.558%	1,118,082	1,137,674
Series 2013-2 Class AB
12/16/42	1.600%	1,111,237	1,131,689
Series 2013-30 Class A
05/16/42	1.500%	1,936,069	1,967,252
Series 2013-33 Class A
07/16/38	1.061%	2,813,589	2,823,549
Series 2013-40 Class A
10/16/41	1.511%	1,225,000	1,244,790
Series 2013-45 Class A
10/16/40	1.450%	2,785,000	2,821,484

Total Commercial Mortgage-Backed Securities - Agency (Cost: $27,176,007)			$27,313,112

Commercial Mortgage-Backed Securities - Non-Agency 1.7%

Americold 2010 LLC Trust Series 2010-ARTA Class A1 (b)(g)
01/14/29	3.847%	535,102	587,244
Banc of America Merrill Lynch Commercial Mortgage, Inc. (g)
Series 2005-3 Class A3A
07/10/43	4.621%	675,000	685,129
Series 2005-3 Class A4
07/10/43	4.668%	625,000	669,022
Commercial Mortgage Pass-Through Certificates Series 2011-THL Class A (b)(g)
06/09/28	3.376%	1,626,818	1,637,336
Credit Suisse First Boston Mortgage Securities Corp. (c)(g)
Series 2004-C1 Class A4
01/15/37	4.750%	635,997	648,644
Credit Suisse First Boston Mortgage Securities Corp. (g)
Series 2004-C2 Class A1
05/15/36	3.819%	51,811	52,395
DBRR Trust (b)(g)
Series 2012-EZ1 Class A
09/25/45	1.393%	350,000	350,473
09/25/45	2.062%	1,545,000	1,551,367
DBUBS Mortgage Trust Series 2011-LC1A Class A3 (b)(g)
11/10/46	5.002%	225,000	264,844

Issuer	Coupon Rate	Principal Amount	Value

Commercial Mortgage-Backed Securities - Non-Agency (continued)

General Electric Capital Assurance Co. (b)(c)(g)
Series 2003-1 Class A4
05/12/35	5.254%	$337,210	$355,506
Series 2003-1 Class A5
05/12/35	5.743%	400,000	480,297
JPMorgan Chase Commercial Mortgage Securities Corp. (b)(g)
Series 2009-IWST Class A2
12/05/27	5.633%	500,000	589,530
Series 2010-C1 Class A1
06/15/43	3.853%	470,641	497,018
Series 2010-C2 Class A3
11/15/43	4.070%	300,000	333,503
Series 2010-CNTR Class A2
08/05/32	4.311%	700,000	775,724
Series 2011-C3 Class A4
02/15/46	4.717%	650,000	749,316
JPMorgan Chase Commercial Mortgage Securities Corp. (c)(g)
Series 2005-LDP3 Class ASB
08/15/42	4.893%	356,509	371,390
Series 2006-LDP6 Class ASB
04/15/43	5.490%	146,417	153,227
JPMorgan Chase Commercial Mortgage Securities Corp. (g)
Series 2005-LDP2 Class A3
07/15/42	4.697%	115,099	115,103
LB-UBS Commercial Mortgage Trust (c)(g)
Series 2007-C7 Class A3
09/15/45	5.866%	850,000	980,851
LB-UBS Commercial Mortgage Trust (g)
Series 2004-C2 Class A3
03/15/29	3.973%	361,872	364,656
Morgan Stanley Capital I, Inc. Series 2011-C1 Class A4 (b)(c)(g)
09/15/47	5.033%	450,000	534,199
Morgan Stanley Re-Remic Trust Series 2009-GG10 Class A4A (b)(c)(g)
08/12/45	5.787%	1,325,000	1,522,401
Motel 6 Trust Series 2012-MTL6 Class A1 (b)(g)
10/05/25	1.500%	300,000	301,406
ORES NPL LLC Series 2012-LV1 Class A (b)(g)
09/25/44	4.000%	151,895	152,462
S2 Hospitality LLC Series 2012-LV1 Class A (b)(g)
04/15/25	4.500%	156,384	156,423
Wachovia Bank Commercial Mortgage Trust Series 2005- C22 Class AM (c)(g)
12/15/44	5.333%	300,000	329,826
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost: $14,319,582)			$15,209,292

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency 0.7%

American Credit Acceptance Receivables Trust Series 2012-3 Class A (b)
11/15/16	1.640%	$225,287	$225,211
Avis Budget Rental Car Funding AESOP LLC Series 2010-2A Class A (b)
08/20/14	3.630%	333,333	335,470
Chesapeake Funding LLC Series 2012-1A Class A (b)(c)
11/07/23	0.953%	1,500,000	1,506,558
Deutsche Mortgage Securities, Inc.
CMO Series 2009-RS2 Class 4A1 (b)(c)
04/26/37	0.332%	183,765	182,661
GTP Towers Issuer LLC (b)
02/15/15	4.436%	300,000	313,591
Hertz Vehicle Financing LLC Series 2010-1A Class A1 (b)
02/25/15	2.600%	500,000	506,943
SBA Tower Trust (b)
04/15/40	4.254%	1,000,000	1,058,056
SLM Student Loan Trust Series 2012-A Class A2 (b)
01/17/45	3.830%	400,000	434,433
Santander Drive Auto Receivables Trust Series 2012-1 Class B
05/16/16	2.720%	325,000	331,665
Sierra Receivables Funding Co. LLC (b)
Series 2010-1A Class A1
07/20/26	4.480%	60,197	62,534
Series 2010-2A Class A
11/20/25	3.840%	115,342	116,919
Series 2010-3A Class A
11/20/25	3.510%	129,408	132,313
Sierra Receivables Funding Co. LLC (b)(c)
Series 2007-2A Class A2 (NPFGC)
09/20/19	1.203%	252,513	250,558
Wheels SPV LLC Series 2012-1 Class A2 (b)
03/20/21	1.190%	646,992	651,191
Total Asset-Backed Securities - Non-Agency (Cost: $5,958,440)			$6,108,103

Inflation-Indexed Bonds 0.6%

UNITED STATES 0.6%

U.S. Treasury Inflation-Indexed Bond
04/15/14	1.250%	2,686,866	2,775,869
07/15/15	1.875%	695,933	763,406
01/15/29	2.500%	509,324	711,461

Issuer	Coupon Rate	Principal Amount	Value

Inflation-Indexed Bonds (continued)

UNITED STATES (CONTINUED)
07/15/17	2.625%	$1,110,770	$1,336,222
Total			5,586,958
Total Inflation-Indexed Bonds (Cost: $5,197,373)			$5,586,958

U.S. Treasury Obligations 4.3%

U.S. Treasury
07/31/17	0.500%	18,100,000	17,996,775
01/15/16	0.375%	3,250,000	3,253,302
08/15/40	3.875%	9,755,000	11,283,794
05/15/22	1.750%	5,300,000	5,319,875
Total U.S. Treasury Obligations (Cost: $38,288,417)			$37,853,746

Foreign Government Obligations 0.5%

CANADA 0.3%

Province of Nova Scotia Senior Unsecured
01/26/17	5.125%	580,000	671,988
Province of Ontario Senior Unsecured
12/15/17	3.150%	1,000,000	1,092,934
Province of Quebec Senior Unsecured
05/14/18	4.625%	935,000	1,090,210
Total			2,855,132

MEXICO 0.2%

Pemex Project Funding Master Trust
01/21/21	5.500%	1,000,000	1,147,500
Total Foreign Government Obligations (Cost: $3,756,454)			$4,002,632

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds 0.1%

State of Illinois Unlimited General Obligation Taxable Notes Series 2011
03/01/17	5.365%	1,200,000	1,344,108
Total Municipal Bonds (Cost: $1,332,322)			$1,344,108

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans 0.1%

Brokerage —%

Nuveen Investments, Inc. 2nd Lien Term Loan (c)(j)
02/28/19	8.250%	$35,000	$35,766

Chemicals —%

Dupont Performance Coatings, Inc. Tranche B Term Loan (c)(j)
02/01/20	4.750%	23,000	23,297
PQ Corp. Term Loan (c)(d)(j)
08/07/17	4.500%	64,837	65,527
Total			88,824

Consumer Cyclical Services —%

New Breed, Inc. Term Loan (c)(j)
10/01/19	6.000%	74,813	75,187

Consumer Products —%

Serta Simmons Holdings LLC Term Loan (c)(j)
10/01/19	5.002%	43,000	43,559
Spectrum Brands, Inc. Term Loan (c)(j)
12/17/19	4.500%	6,982	7,078
Sun Products Corp. (The) Tranche B Term Loan (c)(d)(j)
03/23/20	5.500%	57,000	57,499
Total			108,136

Diversified Manufacturing —%

Apex Tool Group LLC Term Loan (c)(j)
01/31/20	4.500%	9,000	9,115

Food and Beverage —%

Hostess Brands, Inc. 1st Lien Term Loan (c)(d)(j)
02/25/20	6.750%	25,000	25,562

Gaming —%

ROC Finance LLC Tranche B Term Loan (c)(j)
08/19/17	8.500%	26,000	26,715

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)

Gaming (continued)

Rock Ohio Caesars LLC Tranche B Term Loan (c)(d)(j)
03/28/19	5.000%	$26,000	$26,114
Total			52,829

Health Care 0.1%

American Renal Holding 2nd Lien Tranche B Term Loan (c)(d)(j)
02/14/20	8.500%	65,000	65,000
ConvaTec, Inc. Term Loan (c)(j)
12/22/16	5.000%	9,000	9,128
U.S. Renal Care, Inc. (c)(j)
1st Lien Term Loan
07/03/19	6.250%	55,580	56,414
2nd Lien Term Loan
01/03/20	10.250%	56,000	56,980
United Surgical Partners International, Inc. (c)(d)(j)
Term Loan
04/19/17	4.750%	5,000	5,004
Tranche B Term Loan
04/03/19	5.030%	10,972	11,024
Total			203,550

Life Insurance —%

Alliant Holdings I, Inc. Term Loan (c)(j)
12/20/19	5.000%	24,000	24,280

Media Cable —%

WideOpenWest Finance LLC Term Loan (c)(j)
07/17/18	6.250%	48,633	49,111

Media Non-Cable —%

Cumulus Media Holdings, Inc. 2nd Lien Term Loan (c)(j)
09/16/19	7.500%	52,000	53,517

Metals —%

FMG Resources August 2006 Proprietary Ltd. Term Loan (c)(j)
10/18/17	5.250%	128,940	130,402

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)

Oil Field Services —%

Vantage Drilling Term Loan (c)(d)(j)
03/28/19	5.750%	$14,000	$14,053

Property & Casualty —%

Asurion LLC Tranche B1 Term Loan (c)(j)
05/24/19	4.500%	53,865	54,397
Lonestar Intermediate Super Holdings LLC Term Loan (c)(j)
09/02/19	11.000%	82,000	87,792
Total			142,189

Retailers —%

Rite Aid Corp. 2nd Lien Tranche 1 Term Loan (c)(d)(j)
08/21/20	5.750%	34,000	35,190

Technology —%

Ancestry.com, Inc. Term Loan (c)(j)
12/28/18	7.000%	79,800	79,985
Blue Coat Systems, Inc. Term Loan (c)(j)
02/15/18	5.750%	44,775	45,083
Freescale Semiconductor, Inc. Tranche B4 Term Loan (c)(d)(j)
03/01/20	5.000%	58,093	58,220
Total			183,288

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)

Wirelines —%

Integra Telecom Holdings, Inc. Term Loan (c)(d)(j)
02/22/19	6.000%	$17,000	$17,215
Integra Telecom, Inc. 2nd Lien Tranche B Term Loan (c)(d)(j)
02/28/21	9.750%	6,000	6,153
Total			23,368
Total Senior Loans (Cost: $1,222,721)			$1,254,367

Issuer		Shares	Value

Warrants —%

ENERGY —%

Energy Equipment & Services —%

Green Field Energy Services, Inc. (a)		110	$6,050
TOTAL ENERGY			6,050
Total Warrants (Cost: $4,452)			$6,050

		Shares	Value

Money Market Funds 8.4%

Columbia Short-Term Cash Fund, 0.132% (k)(l)		74,660,120	$74,660,120
Total Money Market Funds (Cost: $74,660,120)			$74,660,120

Total Investments
(Cost: $821,246,011)			$937,644,354(m)
Other Assets & Liabilities, Net			(51,629,390)

Net Assets			$886,014,964

Investments in Derivatives
Futures Contracts Outstanding at March 31, 2013

	Number of	Notional
	Contracts	Market	Expiration	Unrealized	Unrealized
Contract Description	Long (Short)	Value ($)	Date	Appreciation ($)	Depreciation ($)
U.S. Treasury Note, 5-year	(145)	(17,987,930)	June 2013	—	(67,090)

Notes to Portfolio of Investments

(a)	Non-income producing.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2013, the value of these securities amounted to $35,332,903 or 3.99% of net assets.

(c)	Variable rate security.
(d)	Represents a security purchased on a when-issued or delayed delivery basis.
(e)

Identifies issues considered to be illiquid as to their marketability. The aggregate value of such securities at March 31, 2013 was $436,759, representing 0.05% of net assets.  Information concerning such security holdings at March 31, 2013 is as follows:

Security Description	Acquisition Dates	Cost ($)
United Artists Theatre Circuit, Inc.
1995-A Pass-Through Certificates
07/01/15 9.300%	08-12-96	420,874

(f)

Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At March 31, 2013, the value of these securities amounted to $436,759, which represents 0.05% of net assets.

(g)

The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(h)	Interest Only (IO) security. The actual effective yield of this security is different than the stated coupon rate.
(i)	At March 31, 2013, investments in securities included securities valued at $121,858 that were partially pledged as collateral to cover initial margin deposits on open interest rate futures contracts.
(j)

Senior loans have rates of interest that float periodically based primarily on the London Interbank Offered Rate (“LIBOR”) and other short-term rates. The interest rate shown reflects the weighted average coupon as of March 31, 2013. The interest rate shown for senior loans purchased on a when-issued or delayed delivery basis, if any, reflects an estimated average coupon. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

(k)	The rate shown is the seven-day current annualized yield at March 31, 2013.
(l)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2013, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	56,568,662	106,775,513	(88,684,055)	74,660,120	21,304	74,660,120

(m)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

ADR	American Depositary Receipt
CMO	Collateralized Mortgage Obligation
NPFGC	National Public Finance Guarantee Corporation
PIK	Payment-in-Kind

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2013:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	66,370,185	—	—	66,370,185
Consumer Staples	60,676,536	—	—	60,676,536
Energy	60,044,585	—	—	60,044,585
Financials	102,475,437	—	—	102,475,437
Health Care	80,946,568	—	—	80,946,568
Industrials	61,637,380	—	—	61,637,380
Information Technology	118,165,759	—	—	118,165,759
Materials	11,186,186	—	—	11,186,186
Telecommunication Services	7,982,924	—	—	7,982,924
Warrants
Energy	—	6,050	—	6,050
Total Equity Securities	569,485,560	6,050	—	569,491,610
Bonds
Corporate Bonds & Notes
Entertainment	—	121,116	436,759	557,875
All Other Industries	—	96,213,671	—	96,213,671
Residential Mortgage-Backed Securities - Agency	—	95,453,544	—	95,453,544
Residential Mortgage-Backed Securities - Non-Agency	—	2,595,216	—	2,595,216
Commercial Mortgage-Backed Securities - Agency	—	27,313,112	—	27,313,112
Commercial Mortgage-Backed Securities - Non-Agency	—	13,307,452	1,901,840	15,209,292
Asset-Backed Securities - Non-Agency	—	6,108,103	—	6,108,103
Inflation-Indexed Bonds	—	5,586,958	—	5,586,958
U.S. Treasury Obligations	37,853,746	—	—	37,853,746
Foreign Government Obligations	—	4,002,632	—	4,002,632
Municipal Bonds	—	1,344,108	—	1,344,108
Total Bonds	37,853,746	252,045,912	2,338,599	292,238,257
Other
Senior Loans	—	1,254,367	—	1,254,367
Money Market Funds	74,660,120	—	—	74,660,120
Total Other	74,660,120	1,254,367	—	75,914,487
Investments in Securities	681,999,426	253,306,329	2,338,599	937,644,354
Derivatives
Liabilities
Futures Contracts	(67,090)	—	—	(67,090)
Total	681,932,336	253,306,329	2,338,599	937,577,264

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

The following table is a reconciliation of Level 3 assets for which significant observable and/or unobservable inputs were used to determine fair value.

		Commercial
	Corporate	Mortgage-Backed
	Bonds & Notes ($)	Securities - Non-Agency ($)	Total ($)
Balance as of December 31, 2012	512,819	3,285,998	3,798,817
Accrued discounts/premiums	1,349	(30)	1,319
Realized gain (loss)	1,119	2,185	3,304
Change in unrealized appreciation (depreciation)(a)	(2,468)	5,404	2,936
Sales	(76,060)	(1,391,717)	(1,467,777)
Purchases	—	—	—
Transfers into Level 3	—	—	—
Transfers out of Level 3	—	—	—
Balance as of March 31, 2013	436,759	1,901,840	2,338,599

(a)Change in unrealized appreciation (depreciation) relating to securities held at March 31, 2013 was $4,560, which is comprised of Corporate Bonds & Notes of $(2,468) and Commercial Mortgage-Backed Securities - Non-Agency of $7,028.

The Fund does not hold any significant investments with unobservable inputs which are categorized as Level 3.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances.

Certain corporate bonds classified as Level 3 securities are valued using the market approach.  To determine fair value for these securities, management considered various factors which may have included, but were not limited to, estimated cash flows of the securities, discount rates observed in the market for similar assets as well as observed yields on securities management deemed comparable.  Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.  Generally, a change in observable yields on comparable securities would result in a directionally similar change to discount rates.

Certain commercial mortgage backed securities classified as Level 3 securities are valued using the market approach and utilize a single market quotations from broker dealers which may have included, but not limited to, the distressed nature of the security and observable transactions for similar assets in the market. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

Portfolio of Investments

Columbia Variable Portfolio – Cash Management Fund

March 31, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Asset-Backed Commercial Paper 15.6%

Fairway Finance Co. LLC (a)
04/23/13	0.170%	$16,000,000	$15,998,333
05/28/13	0.170%	5,000,000	4,998,583
Jupiter Securitization Co. LLC (a)
05/23/13	0.170%	12,000,000	11,996,883
Market Street Funding LLC (a)
04/18/13	0.190%	10,000,000	9,998,945
05/14/13	0.180%	9,000,000	8,997,930
Metlife Short Term Funding (a)
05/20/13	0.150%	19,000,000	18,995,883
06/13/13	0.160%	3,000,000	2,998,987
Old Line Funding LLC (a)
04/17/13	0.180%	13,000,000	12,998,765
Regency Markets No. 1 LLC (a)
04/22/13	0.180%	5,000,000	4,999,400
Thunder Bay Funding LLC (a)
04/04/13	0.190%	8,000,000	7,999,747
04/12/13	0.140%	10,680,000	10,679,377

Total Asset-Backed Commercial Paper (Cost: $110,662,833)			$110,662,833

Commercial Paper 41.7%

Banking 18.2%

Bank Of Nova Scotia Trust Co.
04/02/13	0.100%	21,000,000	20,999,709
Branch Banking And Trust Co.
04/24/13	0.110%	20,000,000	20,000,000
HSBC U.S.A., Inc.
05/02/13	0.240%	21,000,000	20,995,240
JPMorgan Chase & Co.
06/06/13	0.170%	6,000,000	5,998,045
New York Life Capital Corp. (a)
05/16/13	0.150%	22,500,000	22,495,500
State Street Corp.
04/02/13	0.180%	13,000,000	12,999,740
05/10/13	0.180%	11,000,000	10,997,690
Wells Fargo & Co.
06/11/13	0.170%	15,000,000	14,994,758
Total			129,480,682

Consumer Products 2.5%
Procter & Gamble Co. (The) (a)
04/15/13	0.120%	4,000,000	3,999,773
05/02/13	0.100%	8,000,000	7,999,245
05/21/13	0.140%	6,000,000	5,998,763
Total			17,997,781

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Commercial Paper (continued)

Integrated Energy 2.9%

Chevron Corp. (a)
05/02/13	0.120%	$6,000,000	$5,999,320
05/03/13	0.110%	15,000,000	14,998,396
Total			20,997,716

Non-Captive Diversified 3.0%

General Electric Capital Corp.
04/11/13	0.050%	21,000,000	20,999,621

Pharmaceuticals 7.2%

Merck & Co., Inc. (a)
04/15/13	0.110%	4,500,000	4,499,766
05/23/13	0.110%	10,000,000	9,998,320
Pfizer, Inc. (a)
04/11/13	0.100%	14,000,000	13,999,494
Roche Holdings, Inc. (a)
04/16/13	0.110%	12,000,000	11,999,340
05/13/13	0.120%	6,000,000	5,999,100
05/28/13	0.120%	5,000,000	4,999,000
Total			51,495,020

Retailers 2.8%

Wal-Mart Stores, Inc. (a)
04/05/13	0.100%	13,000,000	12,999,747
04/08/13	0.070%	7,000,000	6,999,845
Total			19,999,592

Technology 3.0%

International Business Machines Co. (a)
04/03/13	0.050%	21,000,000	20,999,825

Transportation Services 2.1%

NetJets, Inc. (a)
04/03/13	0.070%	15,000,000	14,999,833

Total Commercial Paper (Cost: $296,970,070)			$296,970,070

Certificates of Deposit 14.5%

Australia & New Zealand Banking Group Ltd.
04/04/13	0.160%	21,000,000	21,000,000
Bank Of Montreal
04/03/13	0.080%	21,000,000	21,000,000
Canadian Imperial Bank of Commerce
04/01/13	0.120%	21,000,000	21,000,000
Royal Bank of Canada
04/01/13	0.080%	20,000,000	20,000,000

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Certificates of Deposit (continued)

Toronto Dominion Bank
04/15/13	0.170%	$20,000,000	$20,000,000

Total Certificates of Deposit (Cost: $103,000,000)			$103,000,000

U.S. Government & Agency Obligations 7.4%

Federal Home Loan Banks
04/19/13	0.100%	17,000,000	16,998,941
04/26/13	0.130%	5,000,000	4,999,495
05/01/13	0.120%	15,000,000	14,998,281
05/22/13	0.090%	4,000,000	3,999,430
12/23/13	0.250%	4,000,000	4,000,000
Federal Home Loan Banks (b)
07/26/13	0.210%	8,000,000	7,999,802

Total U.S. Government & Agency Obligations (Cost: $52,995,949)			$52,995,949

Repurchase Agreements 4.9%

Tri-party Barclays Bank PLC dated 03/28/13, matures 04/01/13, repurchase price $14,600,057 (collateralized by U.S. Treasury Note Total Market Value $14,600,036)
	0.140%	14,600,000	$14,600,000
Tri-party RBC Capital Markets LLC dated 03/28/13, matures 04/01/13, repurchase price $10,000,047 (collateralized by U.S. Treasury Bond Total Market Value $10,200,001)
	0.170%	10,000,000	10,000,000
Tri-party TD Securities dated 03/28/13, matures 04/01/13, repurchase price $10,000,039 (collateralized by U.S. Treasury Note Total Market Value $10,200,058)
	0.140%	10,000,000	10,000,000

Total Repurchase Agreements (Cost: $34,600,000)			$34,600,000

Treasury Bills 11.2%

U.S. Treasury Bills
04/11/13	0.050%	22,000,000	$21,999,563
04/18/13	0.100%	32,000,000	31,998,934
04/25/13	0.060%	3,700,000	3,699,833
05/16/13	0.100%	22,000,000	21,997,067

Total Treasury Bills (Cost: $79,695,397)			$79,695,397

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency 5.2%

ABS Other 1.3%

CNH Equipment Trust
Series 2012-C Class A1
10/15/13	0.230%	$1,290,891	$1,290,891
Series 2013-A Class A1
03/15/14	0.230%	3,324,042	3,324,042
GE Equipment Small Ticket LLC Series 2012-1A Class A1 (c)
06/21/13	0.430%	223,729	223,729
GE Equipment Transportation LLC Series 2012-2 Class A1
10/24/13	0.260%	714,302	714,302
Great America Leasing Receivables Series 2013-1 Class A1 (c)
02/18/14	0.240%	2,065,816	2,065,816
John Deere Owner Trust Series 2012-B Class A1
09/16/13	0.267%	184,063	184,063
Macquarie Equipment Funding Trust Series 2012-A Class A1 (c)
10/21/13	0.290%	1,135,902	1,135,902
Total			8,938,745

Car Loan 3.9%

ARI Fleet Lease Trust Series 2013-A Class A1 (c)(d)
04/15/14	0.260%	2,550,000	2,550,000
AmeriCredit Automobile Receivables Trust
Series 2012-5 Class A1
12/09/13	0.270%	1,891,731	1,891,731
Series 2013-1 Class A1
02/10/14	0.240%	3,023,117	3,023,117
CarMax Auto Owner Trust Series 2013-1 Class A1
02/17/14	0.200%	3,130,482	3,130,482
Enterprise Fleet Financing LLC Series 2013-1 Class A1 (c)
03/20/14	0.260%	2,885,000	2,885,000
Ford Credit Auto Lease Trust Series 2012-B Class A1 (c)
10/15/13	0.230%	1,114,663	1,114,663
Ford Credit Auto Owner Trust Series 2013-A Class A1 (c)
03/15/14	0.200%	1,553,459	1,553,459
Hyundai Auto Lease Securitization Trust Series 2013-A Class A1 (c)
03/17/14	0.230%	2,823,000	2,823,000
Hyundai Auto Receivables Trust Series 2013-A Class A1
02/18/14	0.200%	2,538,305	2,538,305

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency (continued)

Car Loan (continued)

SMART Trust Series 2012-4US Class A1
10/14/13	0.290%	$2,556,611	$2,556,611
Volkswagen Auto Loan Enhanced Trust Series 2013-1 Class A1
03/20/14	0.200%	3,103,681	3,103,681

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency (continued)

Car Loan (continued)

Westlake Automobile Receivables Trust Series 2012-1A Class A1 (c)
09/16/13	0.426%	$871,700	$871,700
Total			28,041,749

Total Asset-Backed Securities - Non-Agency (Cost: $36,980,494)			$36,980,494

Total Investments
(Cost: $714,904,743) (e)			$714,904,743(f)
Other Assets & Liabilities, Net			(3,624,362)
Net Assets			$711,280,381

Notes to Portfolio of Investments

(a)

Represents a security sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” This security may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2013, the value of these securities amounted to $279,648,100 or 39.32% of net assets.

(b)

Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on March 31, 2013. The maturity date disclosed represents the final maturity. For purposes of Rule 2a-7, maturity is the later of the next put or interest rate reset date.

(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2013, the value of these securities amounted to $15,223,269 or 2.14% of net assets.

(d)	Represents a security purchased on a when-issued or delayed delivery basis.
(e)	Also represents the cost of securities for federal income tax purposes at March 31, 2013.
(f)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Short-term securities are valued using amortized cost, as permitted under Rule 2a-7 of the Investment Company Act of 1940, as amended. Generally, amortized cost approximates the current fair value of these securities, but because the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2013:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Short-Term Securities
Asset-Backed Commercial Paper	—	110,662,833	—	110,662,833
Commercial Paper	—	296,970,070	—	296,970,070
Certificates of Deposit	—	103,000,000	—	103,000,000
U.S. Government & Agency Obligations	—	52,995,949	—	52,995,949
Repurchase Agreements	—	34,600,000	—	34,600,000
Treasury Bills	—	79,695,397	—	79,695,397
Total Short-Term Securities	—	677,924,249	—	677,924,249
Bonds
Asset-Backed Securities - Non-Agency	—	36,980,494	—	36,980,494
Total Bonds	—	36,980,494	—	36,980,494
Total	—	714,904,743	—	714,904,743

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category represent certain short-term obligations which are valued using amortized cost and income approach which converts future cash flows to a present value based upon the discount or premium at purchase.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Portfolio of Investments

Columbia Variable Portfolio – Core Equity Fund

March 31, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 99.2%
CONSUMER DISCRETIONARY 11.4%
Media 5.7%
Comcast Corp., Class A	111,500	$4,684,115
DIRECTV (a)	69,674	3,944,245
Discovery Communications, Inc., Class A (a)	28,600	2,251,964
Total		10,880,324
Specialty Retail 5.7%
Gap, Inc. (The)	89,200	3,157,680
Home Depot, Inc. (The)	19,200	1,339,776
Ross Stores, Inc.	46,788	2,836,288
TJX Companies, Inc.	79,000	3,693,250
Total		11,026,994
TOTAL CONSUMER DISCRETIONARY		21,907,318
CONSUMER STAPLES 11.3%
Beverages 0.6%
Coca-Cola Enterprises, Inc.	28,716	1,060,195
Food & Staples Retailing 4.9%
CVS Caremark Corp.	27,100	1,490,229
Kroger Co. (The)	93,179	3,087,952
Safeway, Inc.	45,000	1,185,750
Wal-Mart Stores, Inc.	48,501	3,629,330
Total		9,393,261
Food Products 1.8%
Campbell Soup Co.	75,600	3,429,216
Household Products 0.2%
Kimberly-Clark Corp.	3,292	322,550
Tobacco 3.8%
Lorillard, Inc.	78,800	3,179,580
Philip Morris International, Inc.	45,329	4,202,451
Total		7,382,031
TOTAL CONSUMER STAPLES		21,587,253
ENERGY 10.5%
Energy Equipment & Services 0.9%
Diamond Offshore Drilling, Inc.	25,000	1,739,000
Oil, Gas & Consumable Fuels 9.6%
Apache Corp.	14,179	1,094,052
Chevron Corp.	41,806	4,967,389

Issuer	Shares	Value

Common Stocks (continued)
ENERGY (CONTINUED)
Oil, Gas & Consumable Fuels (continued)
ConocoPhillips	68,403	$4,111,020
Exxon Mobil Corp.	32,009	2,884,331
HollyFrontier Corp.	10,300	529,935
Tesoro Corp.	22,136	1,296,063
Valero Energy Corp.	78,131	3,554,179
Total		18,436,969
TOTAL ENERGY		20,175,969
FINANCIALS 15.4%
Capital Markets 2.1%
BlackRock, Inc.	7,800	2,003,664
Goldman Sachs Group, Inc. (The)	13,700	2,015,955
Total		4,019,619
Commercial Banks 0.4%
Fifth Third Bancorp	47,800	779,618
Consumer Finance 1.1%
Discover Financial Services	37,242	1,669,931
SLM Corp.	16,900	346,112
Total		2,016,043
Diversified Financial Services 5.2%
Citigroup, Inc.	106,900	4,729,256
JPMorgan Chase & Co.	112,100	5,320,266
Total		10,049,522
Insurance 4.4%
Aflac, Inc.	49,593	2,579,828
Aon PLC	16,300	1,002,450
Lincoln National Corp.	27,700	903,297
MetLife, Inc.	12,600	479,052
Prudential Financial, Inc.	59,100	3,486,309
Total		8,450,936
Real Estate Investment Trusts (REITs) 2.2%
Public Storage	1,900	289,408
Simon Property Group, Inc.	24,371	3,864,266
Total		4,153,674
TOTAL FINANCIALS		29,469,412
HEALTH CARE 12.8%
Biotechnology 2.2%
Amgen, Inc.	9,000	922,590
Celgene Corp. (a)	9,500	1,101,145
Gilead Sciences, Inc. (a)	31,000	1,516,830

Issuer	Shares	Value

Common Stocks (continued)
HEALTH CARE (CONTINUED)
Biotechnology (continued)
Onyx Pharmaceuticals, Inc. (a)	2,400	$213,264
Vertex Pharmaceuticals, Inc. (a)	8,600	472,828
Total		4,226,657
Health Care Equipment & Supplies 1.4%
Becton Dickinson and Co.	8,600	822,246
Boston Scientific Corp. (a)	42,600	332,706
St. Jude Medical, Inc.	36,300	1,467,972
Total		2,622,924
Health Care Providers & Services 1.4%
AmerisourceBergen Corp.	27,200	1,399,440
Cardinal Health, Inc.	8,000	332,960
Humana, Inc.	600	41,466
McKesson Corp.	7,700	831,292
UnitedHealth Group, Inc.	3,300	188,793
Total		2,793,951
Pharmaceuticals 7.8%
Bristol-Myers Squibb Co.	105,400	4,341,426
Eli Lilly & Co.	73,789	4,190,478
Merck & Co., Inc.	1,423	62,939
Pfizer, Inc.	219,092	6,322,995
Total		14,917,838
TOTAL HEALTH CARE		24,561,370
INDUSTRIALS 10.1%
Aerospace & Defense 3.4%
Northrop Grumman Corp.	45,600	3,198,840
Raytheon Co.	56,070	3,296,355
Total		6,495,195
Air Freight & Logistics 1.6%
United Parcel Service, Inc., Class B	35,000	3,006,500
Airlines 0.6%
Southwest Airlines Co.	83,000	1,118,840
Electrical Equipment 1.2%
Emerson Electric Co.	22,600	1,262,662
Rockwell Automation, Inc.	12,900	1,113,915
Total		2,376,577
Industrial Conglomerates 1.6%
Danaher Corp.	45,850	2,849,578
General Electric Co.	13,441	310,756
Total		3,160,334

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Machinery 1.0%
Dover Corp.	6,200	$451,856
Illinois Tool Works, Inc.	24,100	1,468,654
Total		1,920,510
Professional Services 0.7%
Dun & Bradstreet Corp. (The)	16,500	1,380,225
TOTAL INDUSTRIALS		19,458,181
INFORMATION TECHNOLOGY 17.6%
Communications Equipment 2.4%
Cisco Systems, Inc.	224,900	4,702,659
Computers & Peripherals 4.4%
Apple, Inc.	19,032	8,424,134
Internet Software & Services 1.1%
Google, Inc., Class A (a)	1,950	1,548,359
VeriSign, Inc. (a)	11,000	520,080
Total		2,068,439
IT Services 2.8%
International Business Machines Corp.	957	204,128
Mastercard, Inc., Class A	7,817	4,230,013
Visa, Inc., Class A	5,300	900,152
Total		5,334,293
Semiconductors & Semiconductor Equipment 1.4%
Broadcom Corp., Class A	10,800	374,436
NVIDIA Corp.	178,100	2,283,242
Total		2,657,678
Software 5.5%
Microsoft Corp.	208,712	5,971,250
Oracle Corp.	108,800	3,518,592
VMware, Inc., Class A (a)	14,595	1,151,254
Total		10,641,096
TOTAL INFORMATION TECHNOLOGY		33,828,299
MATERIALS 3.0%
Chemicals 3.0%
CF Industries Holdings, Inc.	15,308	2,914,184
Eastman Chemical Co.	34,700	2,424,489

Issuer	Shares	Value

Common Stocks (continued)
MATERIALS (CONTINUED)
Chemicals (continued)
LyondellBasell Industries NV, Class A	6,000	$379,740
Total		5,718,413
TOTAL MATERIALS		5,718,413
TELECOMMUNICATION SERVICES 3.4%
Diversified Telecommunication Services 3.4%
AT&T, Inc.	45,991	1,687,410
Verizon Communications, Inc.	100,156	4,922,667
Total		6,610,077
TOTAL TELECOMMUNICATION SERVICES		6,610,077
UTILITIES 3.7%
Electric Utilities 0.9%
American Electric Power Co., Inc.	14,000	680,820
Edison International	8,600	432,752
Entergy Corp.	9,800	619,752
Total		1,733,324

Issuer	Shares	Value

Common Stocks (continued)
UTILITIES (CONTINUED)
Independent Power Producers & Energy Traders 1.4%
AES Corp. (The)	205,341	$2,581,136
Multi-Utilities 1.4%
Ameren Corp.	6,200	217,124
Public Service Enterprise Group, Inc.	74,284	2,550,913
Total		2,768,037
TOTAL UTILITIES		7,082,497
Total Common Stocks (Cost: $154,400,678)		$190,398,789

	Shares	Value

Money Market Funds 0.8%
Columbia Short-Term Cash Fund, 0.132% (b)(c)	1,581,497	$1,581,497
Total Money Market Funds (Cost: $1,581,497)		$1,581,497
Total Investments
(Cost: $155,982,175)		$191,980,286(d)
Other Assets & Liabilities, Net		(86,597)
Net Assets		$191,893,689

Investments in Derivatives
Futures Contracts Outstanding at March 31, 2013

	Number of Contracts	Notional Market	Expiration	Unrealized	Unrealized
Contract Description	Long (Short)	Value ($)	Date	Appreciation ($)	Depreciation ($)
S&P 500 Index	5	1,953,375	June 2013	20,333	—

Notes to Portfolio of Investments

(a)	Non-income producing.
(b)	The rate shown is the seven-day current annualized yield at March 31, 2013.
(c)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2013, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	1,550,649	4,836,254	(4,805,406)	1,581,497	375	1,581,497

(d)	Investments are valued using policies described in the notes to the financial statements in the most recent shareholder report.

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservabl e inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting  members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third- party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2013:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	21,907,318	—	—	21,907,318
Consumer Staples	21,587,253	—	—	21,587,253
Energy	20,175,969	—	—	20,175,969
Financials	29,469,412	—	—	29,469,412
Health Care	24,561,370	—	—	24,561,370
Industrials	19,458,181	—	—	19,458,181
Information Technology	33,828,299	—	—	33,828,299
Materials	5,718,413	—	—	5,718,413
Telecommunication Services	6,610,077	—	—	6,610,077
Utilities	7,082,497	—	—	7,082,497
Total Equity Securities	190,398,789	—	—	190,398,789
Other
Money Market Funds	1,581,497	—	—	1,581,497
Total Other	1,581,497	—	—	1,581,497
Investments in Securities	191,980,286	—	—	191,980,286
Derivatives
Assets
Futures Contracts	20,333	—	—	20,333
Total	192,000,619	—	—	192,000,619

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

Portfolio of Investments

Columbia Variable Portfolio – Diversified Bond Fund

March 31, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes 45.1%
Aerospace & Defense 0.3%
ADS Tactical, Inc. Senior Secured (a)
04/01/18	11.000%	$710,000	$706,450
B/E Aerospace, Inc. Senior Unsecured
04/01/22	5.250%	401,000	414,534
Bombardier, Inc. Senior Notes (a)
01/15/23	6.125%	477,000	493,695
Huntington Ingalls Industries, Inc.
03/15/18	6.875%	763,000	829,762
Kratos Defense & Security Solutions, Inc. Senior Secured
06/01/17	10.000%	901,000	991,100
L-3 Communications Corp.
02/15/21	4.950%	6,735,000	7,529,346
Lockheed Martin Corp. Senior Unsecured
09/15/21	3.350%	2,520,000	2,645,136
TransDigm, Inc.
12/15/18	7.750%	173,000	189,868
TransDigm, Inc. (a)
10/15/20	5.500%	225,000	234,562
Total			14,034,453
Automotive 1.7%
Allison Transmission, Inc. (a)
05/15/19	7.125%	574,000	617,050
American Axle & Manufacturing, Inc.
03/15/21	6.250%	321,000	329,025
Chrysler Group LLC/Co-Issuer, Inc. Secured
06/15/19	8.000%	650,000	712,562
Dana Holding Corp. Senior Unsecured
02/15/21	6.750%	246,000	269,370
Ford Motor Co.
Senior Unsecured
07/16/31	7.450%	15,283,000	19,328,655
11/01/46	7.400%	4,975,000	6,251,441
Ford Motor Credit Co. LLC
Senior Unsecured
04/15/16	4.207%	3,830,000	4,077,089
06/15/16	3.984%	34,090,000	36,116,821
Jaguar Land Rover Automotive PLC (a)
02/01/23	5.625%	430,000	446,662
Lear Corp.
03/15/18	7.875%	60,000	65,100
Schaeffler Finance BV Senior Secured (a)
02/15/19	8.500%	310,000	353,400

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Automotive (continued)
Visteon Corp.
04/15/19	6.750%	$1,111,000	$1,188,770
Total			69,755,945
Banking 8.7%
ABN AMRO North America Holding Preferred Capital Repackaging Trust I (a)(b)
12/29/49	3.388%	13,155,000	13,155,000
Ally Financial, Inc.
02/15/17	5.500%	298,000	322,359
03/15/20	8.000%	2,309,000	2,863,160
Bank of Montreal Senior Unsecured
11/06/22	2.550%	25,575,000	25,145,144
Bank of New York Mellon Corp. (The) Senior Unsecured
05/15/19	5.450%	2,254,000	2,724,816
Barclays Bank PLC (a)(b)
09/29/49	7.434%	19,054,000	20,576,834
Barclays Bank PLC (b)
12/15/49	6.278%	10,310,000	10,078,025
Citigroup, Inc. Subordinated Notes
08/25/36	6.125%	3,675,000	4,202,454
City National Bank Subordinated Notes
07/15/22	5.375%	8,655,000	9,604,904
Discover Bank Subordinated Notes
11/18/19	8.700%	2,049,000	2,737,857
HBOS PLC Subordinated Notes (a)
05/21/18	6.750%	20,976,000	23,314,195
JPMorgan Chase & Co. Senior Unsecured
09/23/22	3.250%	15,400,000	15,376,222
JPMorgan Chase Capital XXI (b)
02/02/37	1.248%	14,711,000	11,776,155
JPMorgan Chase Capital XXIII (b)
05/15/47	1.290%	15,575,000	12,265,312
Lloyds Banking Group PLC (a)(b)
11/29/49	6.267%	8,707,000	6,595,553
12/31/49	6.657%	8,067,000	7,260,300
M&T Bank Corp. (a)
12/31/49	6.875%	17,385,000	18,589,120
Mellon Capital IV (b)
06/29/49	4.000%	715,000	688,188
Merrill Lynch & Co., Inc. Subordinated Notes
05/02/17	5.700%	5,925,000	6,613,361

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Banking (continued)
PNC Financial Services Group, Inc. (b)
05/29/49	8.250%	$31,837,000	$32,031,110
Royal Bank of Scotland Group PLC Senior Unsecured
09/18/15	2.550%	9,260,000	9,517,326
State Street Capital Trust IV (b)
06/01/67	1.280%	9,238,000	7,425,042
State Street Corp.
03/15/18	4.956%	30,930,000	35,137,130
Synovus Financial Corp. Senior Unsecured
02/15/19	7.875%	767,000	870,545
U.S. Bancorp Subordinated Notes
07/15/22	2.950%	6,706,000	6,673,979
Wachovia Capital Trust III (b)
03/29/49	5.570%	14,490,000	14,540,715
Wells Fargo & Co.
Subordinated Notes
02/13/23	3.450%	32,385,000	32,602,627
Wells Fargo & Co. (b)
03/29/49	7.980%	9,095,000	10,493,356
Wells Fargo Capital X
12/15/36	5.950%	8,013,000	8,048,690
Total			351,229,479
Brokerage –%
E*TRADE Financial Corp. Senior Unsecured
11/15/19	6.375%	455,000	481,163
Nuveen Investments, Inc. (a)
Senior Unsecured
10/15/17	9.125%	120,000	123,900
10/15/20	9.500%	539,000	563,255
Total			1,168,318
Building Materials 0.1%
Gibraltar Industries, Inc. (a)
02/01/21	6.250%	138,000	146,280
HD Supply, Inc.
01/15/21	10.500%	375,000	390,000
Secured
04/15/20	11.000%	255,000	309,188
HD Supply, Inc. (a)
Senior Unsecured
07/15/20	7.500%	485,000	510,462
Norcraft Companies LP/Finance Corp. Secured
12/15/15	10.500%	512,000	538,880
Nortek, Inc.
12/01/18	10.000%	74,000	82,880

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Building Materials (continued)
04/15/21	8.500%	$406,000	$450,660
Total			2,428,350
Chemicals 0.7%
Ashland, Inc. (a)
08/15/22	4.750%	282,000	285,525
08/15/22	4.750%	211,000	214,693
Senior Unsecured
04/15/18	3.875%	429,000	434,362
Celanese U.S. Holdings LLC
06/15/21	5.875%	683,000	744,470
11/15/22	4.625%	52,000	52,130
Dow Chemical Co. (The) Senior Unsecured
11/15/22	3.000%	3,420,000	3,361,183
Dupont Performance Coatings, Inc. (a)
05/01/21	7.375%	560,000	589,400
Huntsman International LLC
11/15/20	4.875%	200,000	201,500
JM Huber Corp. Senior Notes (a)
11/01/19	9.875%	535,000	603,881
Koppers, Inc.
12/01/19	7.875%	95,000	104,500
Lubrizol Corp.
02/01/19	8.875%	3,090,000	4,278,711
LyondellBasell Industries NV
Senior Unsecured
04/15/19	5.000%	7,305,000	8,254,650
11/15/21	6.000%	5,290,000	6,268,650
04/15/24	5.750%	563,000	660,117
MacDermid, Inc. (a)
04/15/17	9.500%	702,000	725,692
Momentive Performance Materials, Inc. Senior Secured
10/15/20	8.875%	235,000	242,638
PQ Corp. Secured (a)
05/01/18	8.750%	1,313,000	1,398,345
Total			28,420,447
Construction Machinery 0.2%
CNH Capital LLC
11/01/16	6.250%	434,000	479,570
Case New Holland, Inc.
12/01/17	7.875%	800,000	936,000
Caterpillar, Inc. Senior Unsecured
06/26/22	2.600%	5,220,000	5,257,960
Columbus McKinnon Corp.
02/01/19	7.875%	582,000	622,740

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Construction Machinery (continued)
H&E Equipment Services, Inc. (a)
09/01/22	7.000%	$68,000	$74,800
Neff Rental LLC/Finance Corp. Secured (a)
05/15/16	9.625%	585,000	617,175
United Rentals North America, Inc.
12/15/19	9.250%	439,000	501,557
04/15/22	7.625%	470,000	525,225
Secured
07/15/18	5.750%	353,000	382,564
Total			9,397,591
Consumer Cyclical Services 0.1%
Corrections Corp. of America Senior Unsecured (a)(c)
05/01/23	4.625%	252,000	257,985
Goodman Networks, Inc. Senior Secured (a)
07/01/18	13.125%	554,000	614,940
Monitronics International, Inc.
04/01/20	9.125%	255,000	270,300
Vivint, Inc. (a)
Senior Secured
12/01/19	6.375%	1,398,000	1,387,515
Senior Unsecured
12/01/20	8.750%	449,000	454,051
Total			2,984,791
Consumer Products 0.1%
Alphabet Holding Co., Inc. Senior Unsecured PIK (a)
11/01/17	7.750%	238,000	248,115
Serta Simmons Holdings LLC Senior Unsecured (a)
10/01/20	8.125%	651,000	675,412
Spectrum Brands Escrow Corp. (a)
11/15/20	6.375%	385,000	413,394
11/15/22	6.625%	202,000	219,170
Spectrum Brands, Inc.
03/15/20	6.750%	541,000	583,604
Tempur-Pedic International, Inc. (a)
12/15/20	6.875%	72,000	76,860
Total			2,216,555
Diversified Manufacturing 0.7%
Amsted Industries, Inc. Senior Notes (a)
03/15/18	8.125%	607,000	654,043
Apex Tool Group LLC (a)
02/01/21	7.000%	135,000	143,100
General Electric Co.
Senior Unsecured

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Diversified Manufacturing (continued)
10/09/22	2.700%	$14,330,000	$14,331,161
10/09/42	4.125%	14,107,000	14,142,902
Silver II Borrower/US Holdings LLC (a)
12/15/20	7.750%	430,000	457,950
Unifrax I LLC/Holding Co. (a)
02/15/19	7.500%	289,000	296,225
Total			30,025,381
Electric 4.1%
Alabama Power Co.
Senior Unsecured
03/15/41	5.500%	15,449,000	18,792,133
01/15/42	4.100%	2,728,000	2,750,921
Arizona Public Service Co. Senior Unsecured
08/01/16	6.250%	4,720,000	5,519,837
CMS Energy Corp. Senior Unsecured
02/15/18	5.050%	5,661,000	6,460,616
Calpine Corp. Senior Secured (a)
02/15/21	7.500%	505,000	554,238
Commonwealth Edison Co.
1st Mortgage
08/15/16	5.950%	1,143,000	1,328,018
03/15/36	5.900%	3,865,000	4,906,656
Consolidated Edison Co. of New York, Inc. Senior Unsecured
04/01/38	6.750%	4,875,000	6,806,499
Duke Energy Carolinas LLC 1st Refunding Mortgage
09/30/42	4.000%	13,508,000	13,278,026
FirstEnergy Corp.
Senior Unsecured
03/15/18	2.750%	12,450,000	12,590,971
03/15/23	4.250%	6,485,000	6,558,799
GenOn Energy, Inc. Senior Unsecured
10/15/18	9.500%	424,000	499,260
Georgia Power Co. Senior Unsecured
09/01/40	4.750%	7,395,000	7,977,460
Nevada Power Co.
05/15/18	6.500%	6,040,000	7,469,879
08/01/18	6.500%	1,224,000	1,521,767
05/15/41	5.450%	13,540,000	16,265,494
Niagara Mohawk Power Corp. Senior Unsecured (a)
08/15/19	4.881%	3,429,000	3,974,276
Oncor Electric Delivery Co. LLC Senior Secured
09/30/40	5.250%	7,700,000	8,566,612

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Electric (continued)
Pacific Gas & Electric Co. Senior Unsecured
01/15/40	5.400%	$5,570,000	$6,608,137
Sierra Pacific Power Co.
05/15/16	6.000%	10,091,000	11,644,086
Southern California Edison Co. 1st Refunding Mortgage
09/01/40	4.500%	6,200,000	6,691,443
Tampa Electric Co. Senior Unsecured
05/15/18	6.100%	6,240,000	7,684,878
Toledo Edison Co. (The) Senior Secured
05/15/37	6.150%	2,705,000	3,320,980
TransAlta Corp. Senior Unsecured
01/15/15	4.750%	5,030,000	5,310,689
Total			167,081,675
Entertainment 0.1%
AMC Entertainment, Inc.
06/01/19	8.750%	779,000	854,952
12/01/20	9.750%	58,000	66,918
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp. (a)
03/15/21	5.250%	314,000	312,038
Cinemark USA, Inc. (a)
12/15/22	5.125%	200,000	201,000
United Artists Theatre Circuit, Inc. 1995-A Pass-Through Certificates (d)(e)
07/01/15	9.300%	809,988	809,988
Total			2,244,896
Environmental –%
Clean Harbors, Inc.
08/01/20	5.250%	689,000	711,393
Clean Harbors, Inc. (a)
06/01/21	5.125%	382,000	389,640
Total			1,101,033
Food and Beverage 1.6%
ARAMARK Corp. Senior Unsecured (a)
03/15/20	5.750%	336,000	343,560
Campbell Soup Co.
Senior Unsecured
08/02/22	2.500%	5,206,000	4,954,889
08/02/42	3.800%	8,157,000	7,317,465
Coca-Cola Co. (The) Senior Unsecured
09/01/21	3.300%	16,049,000	17,386,090
ConAgra Foods, Inc.

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Food and Beverage (continued)
Senior Unsecured
01/25/18	1.900%	$11,624,000	$11,738,915
10/01/28	7.000%	7,113,000	9,101,069
HJ Heinz Co. Senior Secured (a)(c)
10/15/20	4.250%	1,040,000	1,041,300
Heineken NV Senior Unsecured (a)
10/01/42	4.000%	1,690,000	1,603,001
Hershey Co. (The) Senior Unsecured
12/01/20	4.125%	6,895,000	7,842,063
Mondelez International, Inc. Senior Unsecured
02/09/40	6.500%	3,230,000	4,196,161
Pinnacle Foods Finance LLC/Corp.
04/01/15	9.250%	139,000	139,521
Shearer’s Foods, Inc. LLC Senior Secured (a)
11/01/19	9.000%	316,000	346,020
Total			66,010,054
Gaming 0.1%
Caesars Entertainment Operating Co., Inc. Senior Secured
02/15/20	8.500%	397,000	392,037
MGM Resorts International
03/01/18	11.375%	553,000	703,692
12/15/21	6.625%	171,000	179,336
MGM Resorts International (a)
10/01/20	6.750%	69,000	73,140
ROC Finance LLC/Corp. Secured (a)
09/01/18	12.125%	748,000	867,680
Seminole Indian Tribe of Florida (a)
Secured
10/01/17	7.750%	71,000	76,680
Senior Secured
10/01/20	6.535%	733,000	809,965
Seneca Gaming Corp. (a)
12/01/18	8.250%	398,000	425,860
Studio City Finance Ltd. (a)
12/01/20	8.500%	948,000	1,041,568
Tunica-Biloxi Gaming Authority Senior Unsecured (a)
11/15/15	9.000%	237,000	210,338
Total			4,780,296
Gas Distributors 0.2%
Atmos Energy Corp. Senior Unsecured
06/15/17	6.350%	1,843,000	2,206,718

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Gas Distributors (continued)
Sempra Energy Senior Unsecured
06/01/16	6.500%	$3,395,000	$3,956,733
Total			6,163,451
Gas Pipelines 3.7%
Access Midstream Partners LP/Finance Corp.
05/15/23	4.875%	750,000	740,625
Colorado Interstate Gas Co. LLC Senior Unsecured
11/15/15	6.800%	16,090,000	18,495,889
El Paso LLC
09/15/20	6.500%	1,163,000	1,285,115
01/15/32	7.750%	293,000	327,913
El Paso Pipeline Partners Operating Co. LLC
10/01/21	5.000%	8,878,000	9,953,854
Enterprise Products Operating LLC
03/15/23	3.350%	7,570,000	7,709,159
02/01/41	5.950%	10,160,000	11,770,289
02/15/42	5.700%	3,220,000	3,653,534
Hiland Partners LP/Finance Corp. (a)
10/01/20	7.250%	1,010,000	1,103,425
Kinder Morgan Energy Partners LP
Senior Unsecured
02/15/15	5.625%	3,667,000	3,983,679
01/15/38	6.950%	3,560,000	4,468,551
09/01/39	6.500%	4,770,000	5,756,546
MarkWest Energy Partners LP/Finance Corp.
06/15/22	6.250%	410,000	442,800
02/15/23	5.500%	603,000	631,643
07/15/23	4.500%	92,000	90,045
NiSource Finance Corp.
02/15/23	3.850%	4,335,000	4,472,649
12/15/40	6.250%	5,010,000	5,917,777
Regency Energy Partners LP/Corp.
04/15/23	5.500%	425,000	454,750
Regency Energy Partners LP/Finance Corp.
12/01/18	6.875%	610,000	666,425
07/15/21	6.500%	627,000	689,700
Sabine Pass Liquefaction LLC Senior Secured (a)
02/01/21	5.625%	502,000	520,825
Southern Natural Gas Co. LLC/Issuing Corp. Senior Unsecured
06/15/21	4.400%	7,740,000	8,524,929
Southern Natural Gas Co. LLC Senior Unsecured
03/01/32	8.000%	4,765,000	6,735,637
TransCanada PipeLines Ltd. (b)
05/15/67	6.350%	24,337,000	25,960,935
Transcontinental Gas Pipe Line Co. LLC
Senior Unsecured
04/15/16	6.400%	7,090,000	8,138,249

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Gas Pipelines (continued)
08/01/42	4.450%	$9,715,000	$9,620,153
Williams Partners LP Senior Unsecured
04/15/40	6.300%	5,075,000	5,905,011
Total			148,020,107
Health Care 1.4%
Amsurg Corp. (a)
11/30/20	5.625%	210,000	221,025
Biomet, Inc. (a)
08/01/20	6.500%	405,000	429,806
CHS/Community Health Systems, Inc.
11/15/19	8.000%	636,000	704,370
Senior Secured
08/15/18	5.125%	427,000	447,283
ConvaTec Healthcare E SA Senior Unsecured (a)
12/15/18	10.500%	801,000	891,112
DaVita HealthCare Partners, Inc.
08/15/22	5.750%	437,000	453,934
Emdeon, Inc.
12/31/19	11.000%	565,000	653,987
Express Scripts Holding Co.
02/15/17	2.650%	12,626,000	13,225,205
02/15/22	3.900%	8,820,000	9,462,881
Fresenius Medical Care U.S. Finance II, Inc. (a)
07/31/19	5.625%	213,000	233,768
01/31/22	5.875%	721,000	804,816
Fresenius Medical Care U.S. Finance, Inc. (a)
09/15/18	6.500%	558,000	636,120
HCA Holdings, Inc. Senior Unsecured
02/15/21	6.250%	193,000	205,786
HCA, Inc.
02/15/22	7.500%	1,177,000	1,353,550
05/01/23	5.875%	128,000	133,120
Senior Secured
02/15/20	6.500%	777,000	876,553
02/15/20	7.875%	159,000	175,695
Hanger, Inc.
11/15/18	7.125%	404,000	436,320
Hologic, Inc. (a)
08/01/20	6.250%	159,000	169,136
IASIS Healthcare LLC/Capital Corp.
05/15/19	8.375%	971,000	1,020,764
IMS Health, Inc. Senior Unsecured (a)
11/01/20	6.000%	283,000	295,028
Kinetic Concepts, Inc./KCI U.S.A., Inc. Secured
11/01/18	10.500%	275,000	298,375

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Health Care (continued)
McKesson Corp. Senior Unsecured
12/15/22	2.700%	$18,065,000	$17,913,507
Multiplan, Inc. (a)
09/01/18	9.875%	885,000	982,350
Physio-Control International, Inc. Senior Secured (a)
01/15/19	9.875%	453,000	510,758
Physiotherapy Associates Holdings, Inc. Senior Unsecured (a)
05/01/19	11.875%	282,000	271,425
Radnet Management, Inc.
04/01/18	10.375%	240,000	250,200
Rural/Metro Corp. Senior Unsecured (a)
07/15/19	10.125%	301,000	299,495
STHI Holding Corp. Secured (a)
03/15/18	8.000%	505,000	551,712
Tenet Healthcare Corp. (a)
Senior Secured
06/01/20	4.750%	252,000	253,260
04/01/21	4.500%	378,000	370,440
Truven Health Analytics, Inc. Senior Unsecured (a)
06/01/20	10.625%	383,000	436,141
Universal Hospital Services, Inc. Secured
08/15/20	7.625%	276,000	297,045
Vanguard Health Holding Co. II LLC/Inc.
02/01/18	8.000%	853,000	907,379
02/01/19	7.750%	310,000	331,700
Total			56,504,046
Healthcare Insurance 0.2%
Aetna, Inc. Senior Unsecured
11/15/22	2.750%	8,245,000	8,067,658

Home Construction 0.1%
Ashton Woods U.S.A. LLC/Finance Co. (a)
02/15/21	6.875%	224,000	226,800
Beazer Homes USA, Inc.
05/15/19	9.125%	201,000	216,578
Beazer Homes USA, Inc. (a)
02/01/23	7.250%	182,000	185,640
KB Home
03/15/20	8.000%	267,000	307,717
Meritage Homes Corp.
04/01/22	7.000%	301,000	335,239
Meritage Homes Corp. (a)

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Home Construction (continued)
Senior Unsecured
03/01/18	4.500%	$265,000	$264,338
Shea Homes LP/Funding Corp. Senior Secured
05/15/19	8.625%	495,000	555,637
Taylor Morrison Communities, Inc./Monarch, Inc. (a)
04/15/20	7.750%	633,000	678,892
Total			2,770,841
Independent Energy 2.6%
Anadarko Petroleum Corp.
Senior Unsecured
09/15/17	6.375%	3,105,000	3,709,323
03/15/40	6.200%	3,205,000	3,884,886
Antero Resources Finance Corp.
12/01/17	9.375%	34,000	36,890
08/01/19	7.250%	141,000	152,809
Aurora USA Oil & Gas, Inc. Senior Unsecured (a)
04/01/20	7.500%	633,000	639,330
Carrizo Oil & Gas, Inc.
10/15/18	8.625%	951,000	1,041,345
Chesapeake Energy Corp.
08/15/20	6.625%	1,021,000	1,115,442
02/15/21	6.125%	995,000	1,058,431
Chesapeake Energy Corp. (c)
03/15/23	5.750%	148,000	150,035
Comstock Resources, Inc.
06/15/20	9.500%	565,000	618,675
Concho Resources, Inc.
01/15/21	7.000%	1,991,000	2,190,100
Continental Resources, Inc.
04/01/21	7.125%	776,000	877,850
09/15/22	5.000%	14,275,000	15,167,187
Devon Energy Corp.
Senior Unsecured
01/15/19	6.300%	2,920,000	3,525,261
05/15/42	4.750%	3,795,000	3,707,009
EP Energy Holdings LLC/Bond Co., Inc. Senior Unsecured PIK (a)
12/15/17	8.125%	299,000	313,950
EP Energy LLC/Finance, Inc. Senior Unsecured
05/01/20	9.375%	1,052,000	1,215,060
EnCana Corp. Senior Unsecured
11/15/21	3.900%	2,825,000	2,988,319
Halcon Resources Corp. (a)
05/15/21	8.875%	612,000	659,430
Hess Corp.
Senior Unsecured
02/15/19	8.125%	1,965,000	2,540,505
08/15/31	7.300%	4,620,000	5,739,708

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Independent Energy (continued)

Kodiak Oil & Gas Corp.
12/01/19	8.125%	$1,618,000	$1,828,340
Kodiak Oil & Gas Corp. (a)
01/15/21	5.500%	257,000	269,208
Laredo Petroleum, Inc.
02/15/19	9.500%	774,000	874,620
05/01/22	7.375%	526,000	575,970
MEG Energy Corp. (a)
01/30/23	6.375%	339,000	352,560
Nexen, Inc.
Senior Unsecured
05/15/37	6.400%	7,675,000	9,914,734
07/30/39	7.500%	9,890,000	14,379,219
Oasis Petroleum, Inc.
11/01/21	6.500%	1,502,000	1,637,180
01/15/23	6.875%	423,000	465,300
Plains Exploration & Production Co.
02/15/23	6.875%	480,000	543,600
QEP Resources, Inc.
Senior Unsecured
05/01/23	5.250%	775,000	794,375
Range Resources Corp.
05/15/19	8.000%	570,000	624,150
Ras Laffan Liquefied Natural Gas Co., Ltd. II
Senior Secured (a)
09/30/20	5.298%	3,477,100	3,868,274
SM Energy Co.
Senior Unsecured
11/15/21	6.500%	288,000	314,640
Whiting Petroleum Corp.
10/01/18	6.500%	34,000	36,550
Woodside Finance Ltd. (a)
05/10/21	4.600%	14,240,000	15,857,963
Total			103,668,228

Integrated Energy 0.7%

Shell International Finance BV
08/21/22	2.375%	20,800,000	20,636,866
03/25/40	5.500%	6,400,000	7,974,214
Total			28,611,080

Life Insurance 1.8%

ING U.S., Inc. (a)
07/15/22	5.500%	4,690,000	5,192,266
MetLife Capital Trust X (a)
04/08/38	9.250%	13,904,000	19,396,080
MetLife, Inc.
08/01/39	10.750%	7,823,000	12,145,207
Prudential Financial, Inc.
Senior Unsecured
12/01/17	6.000%	515,000	614,457
Prudential Financial, Inc. (b)

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Life Insurance (continued)

06/15/38	8.875%	$23,479,000	$28,849,586
09/15/42	5.875%	6,425,000	6,842,625
03/15/44	5.200%	925,000	927,313
Total			73,967,534

Lodging —%

Choice Hotels International, Inc.
07/01/22	5.750%	322,000	357,420

Media Cable 1.1%

CCO Holdings LLC/Capital Corp.
01/31/22	6.625%	1,332,000	1,428,570
CCO Holdings LLC/Capital Corp. (a)
03/15/21	5.250%	355,000	355,000
CSC Holdings LLC
Senior Unsecured
02/15/18	7.875%	1,005,000	1,170,825
Cablevision Systems Corp.
Senior Unsecured
09/15/22	5.875%	251,000	248,176
Cequel Communications Holdings I LLC/Capital Corp.
Senior Unsecured (a)
09/15/20	6.375%	477,000	494,887
DIRECTV Holdings LLC/Financing Co., Inc.
02/15/16	3.125%	3,625,000	3,804,876
03/01/16	3.500%	11,195,000	11,888,318
03/15/17	2.400%	9,671,000	9,919,187
03/01/21	5.000%	3,105,000	3,454,039
DISH DBS Corp.
06/01/21	6.750%	1,039,000	1,153,290
07/15/22	5.875%	146,000	153,118
DISH DBS Corp. (a)
Senior Unsecured
03/15/23	5.000%	277,000	272,499
Lynx II Corp.
Senior Unsecured (a)
04/15/23	6.375%	243,000	254,542
NBCUniversal Enterprise, Inc. (a)
04/15/19	1.974%	8,475,000	8,532,955
Quebecor Media, Inc.
Senior Unsecured (a)
01/15/23	5.750%	595,000	606,900
Unitymedia Hessen GmbH & Co. KG NRW
Senior Secured (a)
01/15/23	5.500%	252,000	258,930
Videotron Ltd.
07/15/22	5.000%	273,000	277,095
WaveDivision Escrow LLC/Corp.
Senior Unsecured (a)
09/01/20	8.125%	15,000	15,675

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Media Cable (continued)

WideOpenWest Finance LLC/Capital Corp. (a)
07/15/19	10.250%	$240,000	$267,000
Total			44,555,882

Media Non-Cable 1.3%

AMC Networks, Inc.
07/15/21	7.750%	868,000	981,925
12/15/22	4.750%	271,000	269,645
Clear Channel Communications, Inc.
08/01/16	10.750%	345,000	266,513
Clear Channel Worldwide Holdings, Inc.
03/15/20	7.625%	772,000	805,775
Clear Channel Worldwide Holdings, Inc. (a)
11/15/22	6.500%	638,000	673,090
DigitalGlobe, Inc. (a)
02/01/21	5.250%	216,000	214,650
Getty Images, Inc.
Senior Notes (a)
10/15/20	7.000%	542,000	552,840
Hughes Satellite Systems Corp.
06/15/21	7.625%	691,000	790,331
Senior Secured
06/15/19	6.500%	273,000	299,618
Intelsat Jackson Holdings SA
10/15/20	7.250%	1,437,000	1,578,904
Intelsat Luxembourg SA (a)(c)
06/01/23	8.125%	560,000	566,300
Senior Unsecured
06/01/21	7.750%	198,000	201,218
MDC Partners, Inc. (a)
04/01/20	6.750%	495,000	499,950
NBCUniversal Media LLC
Senior Unsecured
04/01/16	2.875%	3,965,000	4,177,278
National CineMedia LLC
Senior Secured
04/15/22	6.000%	391,000	419,347
News America, Inc.
12/15/35	6.400%	2,515,000	3,039,840
02/15/41	6.150%	5,155,000	6,172,911
Nielsen Finance LLC/Co.
10/15/18	7.750%	7,070,000	7,847,700
Nielsen Finance LLC/Co. (a)
10/01/20	4.500%	9,211,000	9,199,486
Reed Elsevier Capital, Inc. (a)
10/15/22	3.125%	11,860,000	11,567,497
Starz LLC/Finance Corp.
09/15/19	5.000%	167,000	172,010
Univision Communications, Inc. (a)
05/15/21	8.500%	593,000	638,957
Senior Secured
11/01/20	7.875%	718,000	791,595

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Media Non-Cable (continued)
09/15/22	6.750%	$360,000	$388,800
Total			52,116,180

Metals 0.6%

Alpha Natural Resources, Inc.
04/15/18	9.750%	618,000	662,805
ArcelorMittal
Senior Unsecured
02/25/15	4.250%	7,864,000	8,129,410
08/05/15	4.250%	4,138,000	4,300,830
10/15/39	7.500%	1,585,000	1,628,588
03/01/41	7.250%	2,805,000	2,790,975
Arch Coal, Inc. (a)
06/15/19	9.875%	576,000	590,400
Calcipar SA
Senior Secured (a)
05/01/18	6.875%	522,000	555,930
FMG Resources August 2006 Proprietary Ltd. (a)
11/01/19	8.250%	920,000	991,300
Inmet Mining Corp. (a)
06/01/20	8.750%	777,000	862,470
06/01/21	7.500%	297,000	321,503
JMC Steel Group, Inc.
Senior Notes (a)
03/15/18	8.250%	344,000	364,640
Peabody Energy Corp.
11/15/21	6.250%	623,000	647,920
Rio Tinto Finance USA PLC
08/21/22	2.875%	2,550,000	2,495,598
Total			24,342,369

Non-Captive Consumer 0.8%

Discover Financial Services
Senior Unsecured
04/27/22	5.200%	2,255,000	2,530,270
11/21/22	3.850%	6,594,000	6,787,125
HSBC Finance Capital Trust IX (b)
11/30/35	5.911%	5,540,000	5,581,550
HSBC Finance Corp. Subordinated Notes
01/15/21	6.676%	12,575,000	14,880,450
Springleaf Finance Corp.
Senior Unsecured
12/15/17	6.900%	673,000	676,365
Total			30,455,760

Non-Captive Diversified 0.7%

Air Lease Corp.
03/01/20	4.750%	864,000	885,600
CIT Group, Inc.
Senior Unsecured
08/15/17	4.250%	326,000	340,670

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Non-Captive Diversified (continued)

CIT Group, Inc. (a)
Senior Secured
04/01/18	6.625%	$285,000	$324,900
Senior Unsecured
02/15/19	5.500%	1,812,000	1,988,670
General Electric Capital Corp.
Senior Unsecured
09/07/22	3.150%	23,460,000	23,310,020
International Lease Finance Corp.
Senior Unsecured
04/15/18	3.875%	37,000	36,908
12/15/20	8.250%	2,303,000	2,821,175
04/15/21	4.625%	61,000	60,847
Total			29,768,790

Oil Field Services 0.2%

Atwood Oceanics, Inc.
Senior Unsecured
02/01/20	6.500%	1,336,000	1,452,900
Green Field Energy Services, Inc. (a)
Senior Secured
11/15/16	13.250%	20,000	20,600
11/15/16	13.250%	816,000	840,480
Offshore Group Investments Ltd.
Senior Secured (a)
04/01/23	7.125%	429,000	438,653
Oil States International, Inc. (a)
01/15/23	5.125%	286,000	286,000
Weatherford International Ltd.
03/15/38	7.000%	6,040,000	6,740,211
Total			9,778,844

Other Financial Institutions —%

FTI Consulting, Inc. (a)
11/15/22	6.000%	269,000	284,468

Other Industry 0.7%

Igloo Holdings Corp. PIK
Senior Unsecured (a)
12/15/17	8.250%	234,000	241,605
Interline Brands, Inc.
11/15/18	7.500%	445,000	482,825
Memorial Sloan-Kettering Cancer Center
Senior Unsecured
07/01/52	4.125%	11,600,000	11,158,388
President and Fellows of Harvard College
Senior Notes
10/15/40	4.875%	1,990,000	2,317,789
President and Fellows of Harvard College (a)
01/15/39	6.500%	9,555,000	13,537,620
Total			27,738,227

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Packaging 0.1%

Ardagh Packaging Finance PLC/MP Holdings U.S.A., Inc.
Senior Unsecured (a)
11/15/20	7.000%	$571,000	$588,130
Reynolds Group Issuer, Inc./LLC
04/15/19	9.000%	359,000	379,643
08/15/19	9.875%	679,000	744,354
Senior Secured
08/15/19	7.875%	355,000	391,387
10/15/20	5.750%	815,000	830,281
Sealed Air Corp. (a)
12/01/20	6.500%	145,000	158,775
09/15/21	8.375%	193,000	220,985
Total			3,313,555

Paper —%

Graphic Packaging International, Inc. (c)
04/15/21	4.750%	430,000	436,450

Pharmaceuticals 1.2%

Jaguar Holding Co. II/Merger Sub, Inc.
Senior Unsecured (a)
12/01/19	9.500%	200,000	229,500
Johnson & Johnson
Senior Unsecured
05/15/41	4.850%	9,794,000	11,598,623
Merck & Co., Inc.
Senior Unsecured
09/15/22	2.400%	15,910,000	15,791,312
09/15/42	3.600%	14,485,000	13,727,782
Roche Holdings, Inc. (a)
03/01/19	6.000%	3,625,000	4,508,405
VPI Escrow Corp. (a)
10/15/20	6.375%	773,000	815,515
Total			46,671,137

Property & Casualty 0.9%

Alliant Holdings, Inc.
Senior Unsecured (a)
12/15/20	7.875%	354,000	363,735
HUB International Ltd. (a)
10/15/18	8.125%	750,000	789,375
Liberty Mutual Group, Inc. (a)
05/01/22	4.950%	4,540,000	4,978,105
05/01/42	6.500%	8,355,000	9,520,030
Senior Unsecured
03/15/35	6.500%	4,005,000	4,495,196
Transatlantic Holdings, Inc.
Senior Unsecured
11/30/39	8.000%	11,740,000	16,321,969
Total			36,468,410

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Railroads 0.7%
BNSF Funding Trust I (b)
12/15/55	6.613%	$13,501,000	$15,458,645
CSX Corp. Senior Unsecured
05/30/42	4.750%	7,350,000	7,631,755
Union Pacific Corp. Senior Unsecured
08/15/18	5.700%	3,955,000	4,773,210
Total			27,863,610
Refining 0.1%
Marathon Petroleum Corp. Senior Unsecured
03/01/41	6.500%	4,500,000	5,595,174
REITs 1.1%
Boston Properties LP Senior Unsecured
05/15/21	4.125%	16,325,000	17,689,117
CBRE Services, Inc.
03/15/23	5.000%	188,000	190,115
Duke Realty LP
Senior Unsecured
02/15/15	7.375%	2,765,000	3,063,064
08/15/19	8.250%	4,841,000	6,269,536
06/15/22	4.375%	4,870,000	5,179,937
Simon Property Group LP Senior Unsecured
02/01/23	2.750%	13,495,000	13,255,261
Total			45,647,030
Retailers 1.1%
99 Cent Only Stores
12/15/19	11.000%	322,000	369,495
Amazon.com, Inc. Senior Unsecured
11/29/22	2.500%	12,245,000	11,916,589
Burlington Coat Factory Warehouse Corp.
02/15/19	10.000%	432,000	479,520
Burlington Holdings LLC/Finance, Inc. Senior Unsecured PIK (a)
02/15/18	9.000%	468,000	475,020
Claire’s Stores, Inc. Senior Secured (a)
03/15/20	6.125%	120,000	123,000

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Retailers (continued)
Jo-Ann Stores, Inc. Senior Unsecured (a)
03/15/19	8.125%	$372,000	$388,740
L Brands, Inc.
04/01/21	6.625%	555,000	627,150
Macy’s Retail Holdings, Inc.
02/15/23	2.875%	4,105,000	3,972,815
07/15/27	6.790%	17,065,000	20,825,768
03/15/37	6.375%	2,600,000	3,011,660
Rite Aid Corp.
03/15/20	9.250%	291,000	328,466
Senior Secured
08/15/20	8.000%	227,000	256,510
Senior Unsecured
02/15/27	7.700%	374,000	362,780
Sally Holdings LLC/Capital, Inc.
06/01/22	5.750%	489,000	510,394
Total			43,647,907
Supermarkets 0.2%
Kroger Co. (The)
12/15/18	6.800%	6,365,000	7,884,739
Safeway, Inc. Senior Unsecured
02/01/31	7.250%	1,820,000	2,088,534
Total			9,973,273
Technology 1.2%
Alliance Data Systems Corp. (a)
12/01/17	5.250%	364,000	377,650
04/01/20	6.375%	350,000	377,125
Amkor Technology, Inc.
05/01/18	7.375%	633,000	663,067
Brocade Communications Systems, Inc. Senior Secured
01/15/20	6.875%	324,000	354,780
CDW LLC/Finance Corp.
04/01/19	8.500%	365,000	406,063
Senior Secured
12/15/18	8.000%	390,000	434,850
CyrusOne LLP/Finance Corp. (a)
11/15/22	6.375%	458,000	479,755
Equinix, Inc.
Senior Unsecured
04/01/20	4.875%	183,000	184,373
07/15/21	7.000%	393,000	435,248
First Data Corp.
01/15/21	12.625%	542,000	587,392
First Data Corp. (a)
01/15/21	11.250%	177,000	184,080
Secured
01/15/21	8.250%	743,000	772,720
Senior Secured
08/15/20	8.875%	391,000	436,942

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Technology (continued)
11/01/20	6.750%	$1,143,000	$1,194,435
First Data Corp. (a)(c)
Senior Unsecured
06/15/21	10.625%	155,000	156,744
Flextronics International Ltd. (a)
02/15/20	4.625%	200,000	202,000
02/15/23	5.000%	160,000	159,600
Hewlett-Packard Co.
Senior Unsecured
05/30/14	1.550%	1,435,000	1,440,819
06/02/14	4.750%	4,326,000	4,518,559
12/09/14	2.625%	3,880,000	3,977,993
03/15/15	2.350%	1,184,000	1,207,949
Microsoft Corp. Senior Unsecured
11/15/22	2.125%	2,955,000	2,888,288
NXP BV/Funding LLC (a)
02/15/21	5.750%	509,000	528,087
Senior Unsecured
03/15/23	5.750%	205,000	209,100
Nuance Communications, Inc. (a)
08/15/20	5.375%	857,000	865,570
Oracle Corp.
Senior Unsecured
10/15/17	1.200%	4,130,000	4,134,543
10/15/22	2.500%	22,549,000	22,136,624
Total			49,314,356
Transportation Services 0.2%
Avis Budget Car Rental LLC/Finance, Inc.
01/15/19	8.250%	641,000	710,709
ERAC U.S.A. Finance LLC (a)
10/15/37	7.000%	5,241,000	6,686,746
Hertz Corp. (The)
10/15/18	7.500%	374,000	412,802
01/15/21	7.375%	245,000	272,562
Total			8,082,819
Wireless 0.4%
Cricket Communications, Inc.
10/15/20	7.750%	271,000	270,323
Crown Castle International Corp. Senior Unsecured
01/15/23	5.250%	887,000	902,522
MetroPCS Wireless, Inc. (a)
04/01/23	6.625%	312,000	318,240
NII International Telecom SARL (a)
08/15/19	11.375%	1,465,000	1,530,925
SBA Telecommunications, Inc. (a)
07/15/20	5.750%	1,134,000	1,179,360
Sprint Nextel Corp.
Senior Unsecured
08/15/20	7.000%	313,000	344,300

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Wireless (continued)
11/15/21	11.500%	$479,000	$670,600
11/15/22	6.000%	1,800,000	1,849,500
Sprint Nextel Corp. (a)
11/15/18	9.000%	1,255,000	1,551,494
United States Cellular Corp. Senior Unsecured
12/15/33	6.700%	5,023,000	5,294,895
Wind Acquisition Finance SA Senior Secured (a)
02/15/18	7.250%	454,000	473,295
Total			14,385,454
Wirelines 3.3%
AT&T, Inc. Senior Unsecured
12/01/22	2.625%	43,640,000	42,136,427
CenturyLink, Inc. Senior Unsecured
06/15/21	6.450%	6,945,000	7,361,700
Embarq Corp. Senior Unsecured
06/01/36	7.995%	10,115,000	10,648,162
Frontier Communications Corp.
Senior Unsecured
04/15/22	8.750%	455,000	506,188
01/15/23	7.125%	476,000	481,950
Frontier Communications Corp. (c)
Senior Unsecured
04/15/24	7.625%	595,000	612,106
Level 3 Communications, Inc.
Senior Unsecured
02/01/19	11.875%	405,000	474,863
Level 3 Communications, Inc. (a)
Senior Unsecured
06/01/19	8.875%	257,000	280,773
Level 3 Financing, Inc.
02/01/18	10.000%	289,000	319,345
04/01/19	9.375%	1,029,000	1,153,715
PAETEC Holding Corp.
12/01/18	9.875%	812,000	931,770
Telecom Italia Capital SA
09/30/14	4.950%	17,370,000	17,990,317
10/01/15	5.250%	8,905,000	9,394,944
07/18/36	7.200%	6,636,000	6,612,701
Telefonica Emisiones SAU
06/20/16	6.421%	5,090,000	5,645,161
07/03/17	6.221%	2,985,000	3,339,869
04/27/20	5.134%	2,250,000	2,368,987
02/16/21	5.462%	3,610,000	3,877,284
Verizon New York, Inc.
04/01/32	7.375%	9,085,000	11,413,485
Verizon Virginia, Inc.
10/01/29	8.375%	3,090,000	4,138,619

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Wirelines (continued)
Windstream Corp. (a)
08/01/23	6.375%	$430,000	$426,775
Zayo Group LLC/Capital, Inc.
07/01/20	10.125%	650,000	765,375
Senior Secured
01/01/20	8.125%	392,000	439,040
tw telecom holdings, Inc.
10/01/22	5.375%	235,000	244,988
Total			131,564,544
Total Corporate Bonds & Notes (Cost: $1,755,653,989)			$1,823,013,868

Residential Mortgage-Backed Securities - Agency 16.4%

Federal Home Loan Mortgage Corp. (f)
05/01/41-06/01/41	4.500%	29,272,360	32,157,212
07/01/39	5.000%	5,923,807	6,486,322
06/01/33	5.500%	772,702	859,472
09/01/28-07/01/37	6.000%	19,538,748	22,910,010
04/01/30-04/01/32	7.000%	624,806	742,193
08/01/24	8.000%	52,539	62,361
01/01/25	9.000%	25,090	30,014
Federal National Mortgage Association (c)(f)
04/01/43	3.000%	36,500,000	37,646,326
04/01/43	3.500%	63,250,000	66,788,047
Federal National Mortgage Association (f)
03/01/41	3.500%	4,392,298	4,641,012
09/01/40-06/01/42	4.000%	218,887,441	238,506,428
05/01/39-08/01/41	4.500%	63,896,026	69,494,246
08/01/40-05/01/41	5.000%	27,093,603	29,865,911
02/01/29-09/01/36	5.500%	25,722,568	28,623,183
10/01/28-08/01/35	6.000%	15,929,191	17,918,307
05/01/29-07/01/38	7.000%	21,634,458	26,151,009
02/01/27-09/01/31	7.500%	292,750	350,852
11/01/21-04/01/22	8.000%	33,010	38,420
04/01/23	8.500%	47,286	52,038
06/01/24	9.000%	63,665	72,387
Federal National Mortgage Association (f)(g)
12/01/41	4.000%	28,607,330	30,521,341
01/01/36	5.500%	13,717,286	15,205,040
Federal National Mortgage Association (f)(h)
CMO IO Series 2003-71 Class IM
12/25/31	5.500%	458,224	22,475

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Agency (continued)
Government National Mortgage Association (f)
06/15/41	4.500%	$28,999,632	$32,190,496
Total Residential Mortgage-Backed Securities - Agency (Cost: $633,559,946)			$661,335,102

Residential Mortgage-Backed Securities - Non-Agency 3.8%

American General Mortgage Loan Trust (a)(b)(f)
CMO Series 2009-1 Class A7
09/25/48	5.750%	10,593,000	11,270,020
CMO Series 2010-1A Class A1
03/25/58	5.150%	983,490	1,005,942
BCAP LLC Trust (a)(b)(f)
CMO Series 2012-RR10 Class 5A5
04/26/36	0.467%	11,692,047	11,279,566
BCAP LLC Trust (a)(c)(f)
04/25/33	2.000%	3,935,000	3,915,325
BCAP LLC Trust (a)(e)(f)
08/26/36	0.328%	4,750,925	4,608,398
01/26/37	0.378%	7,330,338	7,110,427
BCAP LLC (a)(b)(e)(f)
05/26/47	0.414%	4,266,972	3,989,619
Series 2013-RR2 Class 7A1
07/26/36	3.000%	6,473,776	6,522,330
BNPP Mortgage Securities LLC CMO Series 2009-1 Class A1 (a)(f)
08/27/37	6.000%	2,406,691	2,533,744
Banc of America Funding Corp. CMO Series 2012-R5 Class A (a)(b)(f)
10/03/39	0.464%	8,012,365	7,805,116
Bayview Opportunity Master Fund Trust IIB LP (a)(b)(f)
Series 2012-4NPL Class A
07/28/32	3.475%	1,772,494	1,791,743
CMO Series 2012-6NPL Class A
01/28/33	2.981%	2,596,022	2,601,992
Citigroup Mortgage Loan Trust, Inc. (a)(b)(f)
CMO Series 2012-7 Class 12A1
03/25/36	2.641%	2,971,320	3,007,882
CMO Series 2012-9 Class 1A1
02/20/36	5.169%	5,942,656	6,139,453
CMO Series 2013-2 Class 1A1
11/25/37	5.988%	7,283,187	7,604,893
Citigroup Mortgage Loan Trust, Inc. (a)(f)
CMO Series 2012-A Class A
06/25/51	2.500%	4,933,000	4,883,670
Credit Suisse Mortgage Capital Certificates (a)(b)(f)
CMO Series 2010-12R Class 13A1
12/26/37	2.913%	1,864,898	1,865,941
CMO Series 2011-16R Class 7A3
12/27/36	3.500%	2,647,287	2,706,882
CMO Series 2011-17R Class 2A1
12/27/37	3.400%	2,803,865	2,838,321
CMO Series 2011-17R Class 3A1

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Non-Agency (continued)
10/27/35	2.463%	$8,535,000	$8,596,672
CMO Series 2012-4R Class 8A1
06/27/47	3.029%	3,178,047	3,183,800
JPMorgan Alternative Loan Trust CMO Series 2006-A4 Class A1 (b)(f)
09/25/36	5.950%	58,908	58,912
Jefferies & Co., Inc. CMO Series 2010-R7 Class 7A4 (a)(b)(f)
10/26/36	3.250%	1,441,020	1,447,681
Morgan Stanley Re-Remic Trust (a)(b)(f)
CMO Series 2012-R2 Class 1A
11/26/36	0.364%	3,680,081	3,556,062
CMO Series 2013-R1 Class 4A
12/26/36	2.406%	5,133,208	5,235,662
CMO Series 2013-R2 Class 1A
10/26/36	5.889%	10,948,806	11,014,499
Nomura Asset Acceptance Corp. (b)(f)
CMO Series 2007-1 Class 1A3 (AGM)
03/25/47	5.957%	347,580	351,369
CMO Series 2007-1 Class 1A4 (AGM)
03/25/47	6.138%	2,199,935	2,223,620
Nomura Resecuritization Trust CMO Series 2012-3R Class 1A1 (a)(b)(f)
01/26/37	0.374%	4,658,058	4,333,489
Residential Mortgage Asset Trust Series 2012-1A Class A1 (a)(b)(f)
08/26/52	2.734%	3,725,731	3,823,531
Springleaf Mortgage Loan Trust CMO Series 2012-1A Class A (a)(b)(f)
09/25/57	2.667%	3,480,437	3,511,386
Structured Asset Securities Corp. CMO Series 2004-21XS Class 2A6A (b)(f)
12/25/34	4.740%	822,183	832,598
VOLT LLC Series 2012-RP2A Class A1 (a)(f)
06/26/17	4.704%	2,290,942	2,344,559
Volt RPL XI LLC Series 2012-RP3A Class A1 (a)(b)(f)
11/27/17	3.475%	8,348,911	8,383,624
Total Residential Mortgage-Backed Securities - Non-Agency (Cost: $150,748,160)			$152,378,728

Commercial Mortgage-Backed Securities - Non-Agency 11.5%

Banc of America Merrill Lynch Commercial Mortgage, Inc. (f)
Series 2005-3 Class A3A
07/10/43	4.621%	8,050,000	8,170,798
Series 2005-4 Class A5A
07/10/45	4.933%	10,845,000	11,732,175

Issuer	Coupon Rate	Principal Amount	Value

Commercial Mortgage-Backed Securities - Non-Agency (continued)
Bear Stearns Commercial Mortgage Securities Series 2006-PW14 Class A4 (f)
12/11/38	5.201%	$14,250,000	$16,041,937
Citigroup Commercial Mortgage Trust Series 2006-C5 Class A4 (f)
10/15/49	5.431%	5,950,000	6,705,912
Citigroup/Deutsche Bank Commercial Mortgage Trust (b)(f)
Series 2005-CD1 Class A4
07/15/44	5.218%	3,430,000	3,750,606
Citigroup/Deutsche Bank Commercial Mortgage Trust (f)
Series 2007-CD4 Class A4
12/11/49	5.322%	19,452,000	22,022,031
Commercial Mortgage Pass-Through Certificates (f)
Series 2003-LB1A Class A2
06/10/38	4.084%	3,573,287	3,577,843
Series 2013-LC6 Class A2
01/10/46	1.906%	1,535,000	1,582,369
Credit Suisse First Boston Mortgage Securities Corp. (b)(f)
Series 2004-C1 Class A4
01/15/37	4.750%	6,454,695	6,583,047
Credit Suisse First Boston Mortgage Securities Corp. (f)
Series 2004-C2 Class A1
05/15/36	3.819%	331,114	334,847
Credit Suisse Mortgage Capital Certificates Series 2006-C3 Class A3 (b)(f)
06/15/38	5.804%	6,830,000	7,643,911
DBRR Trust (a)(f)
Series 2012-EZ1 Class A
09/25/45	0.946%	6,271,478	6,288,348
09/25/45	1.393%	1,431,000	1,432,934
09/25/45	2.062%	6,324,587	6,350,652
GE Capital Commercial Mortgage Corp. Series 2005-C1 Class A5 (b)(f)
06/10/48	4.772%	3,900,000	4,159,830
GMAC Commercial Mortgage Securities, Inc. Series 2003-C3 Class A4 (f)
04/10/40	5.023%	2,567,683	2,611,048
GS Mortgage Securities Corp. II (f)
Series 2005-GG4 Class A4A
07/10/39	4.751%	19,660,000	20,930,980
Series 2012-GCJ7 Class A2
05/10/45	2.318%	2,330,000	2,430,348
General Electric Capital Assurance Co. (a)(b)(f)
Series 2003-1 Class A4
05/12/35	5.254%	3,876,377	4,086,705
Series 2003-1 Class A5
05/12/35	5.743%	6,500,000	7,804,829
Greenwich Capital Commercial Funding Corp. (b)(f)
Series 2005-GG5 Class AM
04/10/37	5.311%	11,588,600	12,605,221
Series 2006-GG7 Class AM
07/10/38	5.866%	5,145,000	5,757,157
Greenwich Capital Commercial Funding Corp. (f)
Series 2007-GG9 Class A4

Issuer	Coupon Rate	Principal Amount	Value

Commercial Mortgage-Backed Securities - Non-Agency (continued)
03/10/39	5.444%	$14,540,000	$16,574,059
JPMorgan Chase Commercial Mortgage Securities Corp. (b)(f)
Series 2003-CB6 Class A2
07/12/37	5.255%	12,484,335	12,556,707
Series 2005-LDP3 Class ASB
08/15/42	4.893%	4,131,309	4,303,750
Series 2005-LDP4 Class A4
10/15/42	4.918%	8,709,000	9,321,051
Series 2006-LDP6 Class ASB
04/15/43	5.490%	5,334,904	5,583,036
Series 2007-CB19 Class A4
02/12/49	5.714%	26,685,000	30,773,275
JPMorgan Chase Commercial Mortgage Securities Corp. (f)
Series 2004-LN2 Class A1
07/15/41	4.475%	2,026,127	2,028,012
Series 2005-LDP2 Class A3
07/15/42	4.697%	1,973,120	1,973,189
LB-UBS Commercial Mortgage Trust (b)(f)
Series 2004-C6 Class A6
08/15/29	5.020%	4,000,000	4,155,264
Series 2006-C4 Class AM
06/15/38	5.886%	1,715,000	1,916,535
Series 2007-C7 Class A3
09/15/45	5.866%	11,575,000	13,356,888
LB-UBS Commercial Mortgage Trust (f)
Series 2004-C2 Class A3
03/15/29	3.973%	723,743	729,312
Series 2005-C3 Class A5
07/15/30	4.739%	7,220,000	7,705,336
Series 2006-C1 Class A4
02/15/31	5.156%	6,170,000	6,790,239
Series 2007-C2 Class A3
02/15/40	5.430%	15,535,422	17,505,997
Merrill Lynch/Countrywide Commercial Mortgage Trust Series 2007-6 Class A4 (b)(f)
03/12/51	5.485%	12,525,000	14,219,708
Morgan Stanley Capital I Trust Series 2012-C4 Class A4 (f)
03/15/45	3.244%	2,610,000	2,761,977
Morgan Stanley Capital I, Inc. (b)(f)
Series 2007-IQ15 Class A4
06/11/49	5.889%	28,045,484	32,582,767
Morgan Stanley Capital I, Inc. (f)
Series 2006-IQ12 Class A4
12/15/43	5.332%	8,375,000	9,498,322
Series 2007-IQ16 Class A4
12/12/49	5.809%	5,500,000	6,415,068
Morgan Stanley Re-Remic Trust (a)(b)(f)
Series 2009-GG10 Class A4A
08/12/45	5.787%	18,150,000	20,854,023
Series 2009-GG10 Class A4B
08/12/45	5.787%	5,895,000	6,696,313
Series 2010-GG10 Class A4A
08/15/45	5.787%	24,685,000	28,362,621
ORES NPL LLC Series 2012-LV1 Class A (a)(f)
09/25/44	4.000%	1,014,544	1,018,334

Issuer	Coupon Rate	Principal Amount	Value

Commercial Mortgage-Backed Securities - Non-Agency (continued)
Rial Series 2013-LT2 Class A (a)(c)(f)
05/22/28	2.833%	$3,690,000	$3,690,000
S2 Hospitality LLC Series 2012-LV1 Class A (a)(f)
04/15/25	4.500%	1,686,018	1,686,432
SMA 1 LLC Series 2012-LV1 Class A (a)(f)
08/20/25	3.500%	1,817,484	1,823,519
TIAA Seasoned Commercial Mortgage Trust Series 2007-C4 Class A3 (b)(f)
08/15/39	5.539%	3,133,386	3,284,606
WF-RBS Commercial Mortgage Trust Series 2013-C11 Class A2 (f)
03/15/45	2.029%	4,495,000	4,638,819
Wachovia Bank Commercial Mortgage Trust (b)(f)
Series 2003-C9 Class A4
12/15/35	5.012%	3,629,175	3,690,232
Series 2006-C24 Class A3
03/15/45	5.558%	6,200,000	6,881,926
Series 2006-C27 Class AM
07/15/45	5.795%	3,920,000	4,393,124
Wachovia Bank Commercial Mortgage Trust (f)
Series 2003-C5 Class A2
06/15/35	3.989%	61,924	62,025
Series 2005-C16 Class A2
10/15/41	4.380%	261,470	261,434
Series 2007-C30 Class A5
12/15/43	5.342%	11,019,818	12,469,993
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost: $450,378,708)			$463,167,421

Asset-Backed Securities - Agency 0.7%
Agencies 0.7%
Small Business Administration Participation Certificates
Series 2013-20A Class 1
01/01/33	2.130%	3,475,000	3,494,498
Series 2013-20B Class 1
02/01/33	2.210%	15,926,000	16,129,797
Series 2013-20C Class 1
03/01/33	2.220%	10,500,000	10,627,710
Total			30,252,005
Total Asset-Backed Securities - Agency (Cost: $30,029,291)			$30,252,005

Asset-Backed Securities - Non-Agency 2.8%
ARES CLO Ltd. Series 2013-1A Class A (a)(b)
04/15/25	1.410%	27,300,000	27,215,370
Ally Master Owner Trust

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency (continued)
Series 2011-4 Class A2
09/15/16	1.540%	$4,086,000	$4,138,159
Series 2012-5 Class A
09/15/19	1.540%	2,930,000	2,944,493
BMW Vehicle Lease Trust Series 2011-1 Class A3
02/20/14	1.060%	814,286	815,019
BMW Vehicle Owner Trust Series 2011-A Class A3
08/25/15	0.760%	4,127,069	4,136,414
CNH Equipment Trust Series 2011-B Class A3
08/15/16	0.910%	1,890,000	1,896,793
Carlyle Global Market Strategies Series 2013-2A Class A1 (a)(b)
11/15/25	1.430%	16,175,000	16,175,000
Citicorp Residential Mortgage Securities, Inc. Series 2007-2 Class A3 (b)
06/25/37	6.043%	2,917,269	2,973,336
Countrywide Asset-Backed Certificates (b)
Series 2007-S2 Class A3 (NPFGC)
05/25/37	5.813%	1,595,350	1,240,318
Series 2007-S2 Class A6 (NPFGC)
05/25/37	5.779%	3,344,438	2,845,117
Harley-Davidson Motorcycle Trust Series 2010-1 Class A3
02/15/15	1.160%	384,032	384,247
JPMorgan Mortgage Acquisition Corp. Series 2007-CH2 Class AV2 (b)
01/25/37	0.274%	733,052	719,958
Nomad CLO Ltd. Series 2013-1A Class A1 (a)(b)
01/15/25	1.492%	18,215,000	18,215,000
Race Point VIII CLO Ltd. Series 2013-8A Class A (a)(b)
02/20/25	1.539%	14,400,000	14,418,000
SMART Trust Series 2012-1USA Class A4A (a)
12/14/17	2.010%	3,450,000	3,548,207
SVO VOI Mortgage Corp. Series 2012-AA Class A (a)
09/20/29	2.000%	4,723,685	4,782,320
Sierra Receivables Funding Co. LLC Series 2012-3A Class A (a)
08/20/29	1.870%	5,268,616	5,332,089
Total Asset-Backed Securities - Non-Agency (Cost: $111,207,779)			$111,779,840

U.S. Treasury Obligations 13.5%
U.S. Treasury
02/28/15	0.250%	34,027,000	34,029,654
01/15/16	0.375%	10,400,000	10,410,566

Issuer	Coupon Rate	Principal Amount	Value

U.S. Treasury Obligations (continued)
02/28/18	0.750%	$84,014,700	$83,995,041
02/29/20	1.250%	40,531,000	40,594,309
02/15/23	2.000%	105,501,400	106,836,626
11/15/42	2.750%	58,199,000	54,052,321
U.S. Treasury (i)
STRIPS
11/15/18	0.000%	26,115,000	24,791,910
11/15/18	0.000%	142,465,000	135,110,814
11/15/19	0.000%	15,765,000	14,565,583
02/15/40	0.000%	97,189,000	40,195,524
Total U.S. Treasury Obligations (Cost: $534,330,310)			$544,582,348

Foreign Government Obligations 0.1%
QATAR 0.1%
Nakilat, Inc. Senior Secured (a)
12/31/33	6.067%	4,870,000	5,904,875
Total Foreign Government Obligations (Cost: $5,448,753)			$5,904,875

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds 1.1%
Commonwealth of Massachusetts Revenue Bonds Build America Bonds-Recovery Series 2010Z
06/01/30	5.631%	$615,000	$751,838
JobsOhio Beverage System
Taxable Revenue Bonds
Series 2013-B
01/01/29	3.985%	6,000,000	6,153,360
Series 2013-B
01/01/35	4.532%	5,650,000	5,864,022
Kentucky Asset Liability Commission Revenue Bonds Taxable Series 2010
04/01/18	3.165%	20,325,000	21,227,633
Los Angeles Unified School District Unlimited General Obligation Bonds Build America Bonds Series 2009
07/01/34	5.750%	1,690,000	2,071,991
State of Georgia Unlimited General Obligation Refunding Bonds Series 2013C
10/01/23	4.000%	6,270,000	7,344,991
Total Municipal Bonds (Cost: $42,110,016)			$43,413,835

Issuer	Coupon Rate	Shares	Value

Preferred Debt 3.2%
Banking 2.5%
Bank of America Corp.
12/31/63	8.200%	70,000	$1,783,600
Citigroup Capital XIII (b)
10/30/40	7.875%	1,167,825	33,388,117
M&T Bank Corp. (b)
12/31/49	5.000%	11,135	11,630,508
12/31/49	5.000%	1,070	1,187,138
PNC Financial Services Group, Inc. (b)
12/31/49	6.125%	854,500	23,644,015
U.S. Bancorp (b)
12/31/49	6.500%	930,199	27,775,742
Total			99,409,120
Building Materials 0.5%
Stanley Black & Decker, Inc.
07/25/52	5.750%	836,100	22,073,040
Property & Casualty 0.2%
Allstate Corp. (The) (b)
01/15/53	5.100%	281,650	7,373,597
Total Preferred Debt (Cost: $122,014,396)			$128,855,757

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans 0.3%
Brokerage —%
Nuveen Investments, Inc. 2nd Lien Term Loan (b)(j)
02/28/19	8.250%	$389,000	$397,511
Chemicals —%
Dupont Performance Coatings, Inc. Tranche B Term Loan (b)(j)
02/01/20	4.750%	231,000	233,985
PQ Corp. Term Loan (b)(c)(j)
08/07/17	4.500%	641,392	648,210
Total			882,195
Construction Machinery —%
CPM Acquisition Corp. (b)(c)(j)
2nd Lien Term Loan
03/01/18	10.250%	20,000	20,100
CPM Acquisition Corp. (b)(j)
1st Lien Term Loan
08/29/17	6.250%	512,375	514,619

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Construction Machinery (continued)
2nd Lien Term Loan
03/01/18	10.250%	$320,000	$321,600
Total			856,319
Consumer Cyclical Services —%
New Breed, Inc. Term Loan (b)(j)
10/01/19	6.000%	714,210	717,781
Consumer Products —%
Serta Simmons Holdings LLC Term Loan (b)(j)
10/01/19	5.002%	446,000	451,798
Spectrum Brands, Inc. Term Loan (b)(j)
12/17/19	4.500%	73,815	74,830
Sun Products Corp. (The) Tranche B Term Loan (b)(c)(j)
03/23/20	5.500%	524,000	528,585
Total			1,055,213
Diversified Manufacturing —%
Apex Tool Group LLC Term Loan (b)(j)
01/31/20	4.500%	93,000	94,189
Food and Beverage —%
Hostess Brands, Inc. 1st Lien Term Loan (b)(c)(j)
02/25/20	6.750%	243,000	248,468
Gaming —%
ROC Finance LLC (b)(c)(j)
Tranche B Term Loan
03/28/19	5.000%	247,000	248,082
ROC Finance LLC (b)(j)
Tranche B Term Loan
08/19/17	8.500%	191,000	196,252
Total			444,334
Health Care 0.1%
American Renal Holding 2nd Lien Tranche B Term Loan (b)(c)(j)
02/14/20	8.500%	698,000	698,000
ConvaTec, Inc. Term Loan (b)(j)
12/22/16	5.000%	97,000	98,382

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Health Care (continued)
U.S. Renal Care, Inc. (b)(j)
1st Lien Term Loan
07/03/19	6.250%	$421,359	$427,679
2nd Lien Term Loan
01/03/20	10.250%	376,000	382,580
United Surgical Partners International, Inc. (b)(c)(j)
Term Loan
04/19/17	4.750%	633,000	633,525
Tranche B Term Loan
04/03/19	5.030%	115,710	116,253
Total			2,356,419
Life Insurance —%
Alliant Holdings I, Inc. Term Loan (b)(j)
12/20/19	5.000%	239,000	241,789
Media Cable —%
WideOpenWest Finance LLC Term Loan (b)(j)
07/17/18	6.250%	396,008	399,904
Media Non-Cable —%
Cumulus Media Holdings, Inc. 2nd Lien Term Loan (b)(j)
09/16/19	7.500%	391,000	402,406
Metals —%
FMG Resources August 2006 Proprietary Ltd. Term Loan (b)(j)
10/18/17	5.250%	1,226,168	1,240,073
Oil Field Services —%
Vantage Drilling Term Loan (b)(c)(j)
03/28/19	5.750%	128,000	128,480
Property & Casualty 0.1%
Asurion LLC Tranche B1 Term Loan (b)(j)
05/24/19	4.500%	693,262	700,112
Lonestar Intermediate Super Holdings LLC Term Loan (b)(j)
09/02/19	11.000%	1,066,000	1,141,292
Total			1,841,404

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Retailers —%
Rite Aid Corp. 2nd Lien Tranche 1 Term Loan (b)(c)(j)
08/21/20	5.750%	$362,000	$374,670
Technology 0.1%
Ancestry.com, Inc. Term Loan (b)(j)
12/28/18	7.000%	796,005	797,852
Blue Coat Systems, Inc. Term Loan (b)(j)
02/15/18	5.750%	406,955	409,755
Freescale Semiconductor, Inc. Tranche B4 Term Loan (b)(c)(j)
03/01/20	5.000%	617,145	618,496
Total			1,826,103
Wirelines —%
Integra Telecom Holdings, Inc. Term Loan (b)(c)(j)
02/22/19	6.000%	184,000	186,329
Integra Telecom, Inc. 2nd Lien Tranche B Term Loan (b)(c)(j)
02/28/21	9.750%	64,000	65,627
Total			251,956
Total Senior Loans (Cost: $13,424,630)			$13,759,214

Issuer		Shares	Value

Warrants —%
ENERGY —%
Energy Equipment & Services —%
Green Field Energy Services, Inc. (k)		816	$44,880
Total Warrants (Cost: $32,863)			$44,880

Issuer	Effective Yield	Principal Amount	Value

Treasury Bills 2.6%
U.S. Treasury Bills
06/06/13	0.050%	$104,829,903	$104,839,934
Total Treasury Bills (Cost: $104,829,903)			$104,839,934

	Shares	Value

Money Market Funds 1.1%

Columbia Short-Term Cash Fund, 0.132% (l)(m)	44,277,748	$44,277,748
Total Money Market Funds (Cost: $44,277,748)		$44,277,748
Total Investments
(Cost: $3,998,046,492) (n)		$4,127,605,555(o)
Other Assets & Liabilities, Net		(88,562,160)
Net Assets		$4,039,043,395

Investments in Derivatives
Futures Contracts Outstanding at March 31, 2013

	Number of	Notional
	Contracts	Market	Expiration	Unrealized	Unrealized
Contract Description	Long (Short)	Value ($)	Date	Appreciation ($)	Depreciation ($)
U.S. Treasury Long Bond, 20-year	(871)	(125,832,281)	June 2013	—	(1,385,440)
U.S. Treasury Note, 2-year	51	11,243,110	June 2013	2,302	—
U.S. Treasury Note, 5-year	(1,380)	(171,195,472)	June 2013	—	(438,164)
U.S. Treasury Note, 10-year	(1,377)	(181,742,491)	June 2013	—	(1,412,791)
U.S. Treasury Ultra Bond, 30-year	(850)	(133,954,688)	June 2013	—	(996,407)
Total				2,302	(4,232,802)

Credit Default Swap Contracts Outstanding at March 31, 2013 Buy Protection

Counterparty	Reference Entity	Expiration Date	Pay Fixed Rate (%)	Notional Amount ($)	Market Value ($)	Unamortized Premium (Paid) Received ($)	Periodic Payments Receivable (Payable) ($)	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Morgan Stanley	Barclays Bank, PLC	June 20, 2017	1.000	3,285,000	52,543	(192,229)	(821)	—	(140,507)
Morgan Stanley	Barclays Bank, PLC	September 20, 2017	1.000	8,595,000	171,482	(413,611)	(2,149)	—	(244,278)
Morgan Stanley	D.R. Horton, Inc.	September 20, 2017	1.000	3,870,000	96,823	(81,313)	(968)	14,543	—
Citibank	Goldman Sachs Group, Inc.	September 20, 2017	1.000	11,560,000	132,514	(704,397)	(2,890)	—	(574,773)
Morgan Stanley	Home Depot, Inc.	September 20, 2017	1.000	12,075,000	(361,804)	247,862	(3,019)	—	(116,960)
Goldman Sachs International	Limited Brands, Inc.	September 20, 2017	1.000	10,910,000	359,195	(519,737)	(2,728)	—	(163,270)
Citibank	Textron, Inc.	September 20, 2017	1.000	2,025,000	7,951	(39,043)	(506)	—	(31,598)
Goldman Sachs International	Textron, Inc.	September 20, 2017	1.000	13,175,000	51,732	(270,541)	(3,294)	—	(222,103)
Goldman Sachs International	Toll Brothers, Inc.	September 20, 2017	1.000	6,405,000	108,719	(131,410)	(1,601)	—	(24,292)
Goldman Sachs International	Bank of America Corp.	December 20, 2017	1.000	33,480,000	363,666	(771,602)	(8,370)	—	(416,306)
JPMorgan	Barclays Bank, PLC	December 20, 2017	1.000	7,230,000	173,036	(228,972)	(1,808)	—	(57,744)
Goldman Sachs International	CDX North America High Yield 19	December 20, 2017	5.000	45,025,000	(1,825,532)	(144,023)	(56,281)	—	(2,025,836)
JPMorgan	CDX North America High Yield 19	December 20, 2017	5.000	68,500,000	(2,777,322)	(1,750,932)	(85,625)	—	(4,613,879)
Citibank	CDX North America Investment Grade 19	December 20, 2017	1.000	29,670,000	(250,396)	150,096	(7,418)	—	(107,717)
JPMorgan	CDX North America Investment Grade 19	December 20, 2017	1.000	69,730,000	(588,477)	318,923	(17,433)	—	(286,986)
Goldman Sachs International	D.R. Horton, Inc.	December 20, 2017	1.000	9,370,000	288,540	(309,020)	(2,343)	—	(22,822)
JPMorgan	D.R. Horton, Inc.	December 20, 2017	1.000	20,875,000	642,825	(732,245)	(5,219)	—	(94,639)
Barclays	Goldman Sachs Group, Inc.	December 20, 2017	1.000	8,405,000	120,241	(340,497)	(2,101)	—	(222,357)
Goldman Sachs International	H.J. Heinz Company	December 20, 2017	1.000	17,415,000	338,393	370,028	(4,354)	704,068	—
Barclays	Home Depot, Inc.	December 20, 2017	1.000	485,000	(14,787)	11,673	(121)	—	(3,235)
JPMorgan	Home Depot, Inc.	December 20, 2017	1.000	16,190,000	(493,605)	405,352	(4,048)	—	(92,301)
Barclays	Limited Brands, Inc.	December 20, 2017	1.000	4,820,000	196,695	(239,567)	(1,205)	—	(44,077)
Barclays	Marriott International, Inc.	December 20, 2017	1.000	8,630,000	(113,816)	(11,679)	(2,158)	—	(127,652)

Counterparty	Reference Entity	Expiration Date	Pay Fixed Rate (%)	Notional Amount ($)	Market Value ($)	Unamortized Premium (Paid) Received ($)	Periodic Payments Receivable (Payable) ($)	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Citibank	Marriott International, Inc.	December 20, 2017	1.000	5,600,000	(73,855)	10,143	(1,400)	—	(65,112)
Morgan Stanley	Toll Brothers, Inc.	December 20, 2017	1.000	17,750,000	393,471	(253,707)	(4,438)	135,327	—
Morgan Stanley	Toll Brothers, Inc.	December 20, 2017	1.000	21,255,000	471,168	(346,360)	(5,314)	119,494	—
Barclays	H.J. Heinz Company	March 20, 2018	1.000	7,290,000	192,089	(396,059)	(1,823)	—	(205,792)
Citibank	H.J. Heinz Company	March 20, 2018	1.000	4,485,000	118,178	(233,953)	(1,121)	—	(116,896)
Goldman Sachs International	Home Depot, Inc.	March 20, 2018	1.000	18,215,000	(561,818)	533,279	(4,554)	—	(33,093)
Barclays	Telecom Italia SPA	March 20, 2018	1.000	3,260,000	399,001	(384,825)	(815)	13,361	—
Total								986,793	(10,054,225)

Notes to Portfolio of Investments
(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2013, the value of these securities amounted to $612,330,765 or 15.16% of net assets.

(b)	Variable rate security.
(c)	Represents a security purchased on a when-issued or delayed delivery basis.
(d)

Identifies issues considered to be illiquid as to their marketability. The aggregate value of such securities at March 31, 2013, was $809,988, representing 0.02% of net assets. Information concerning such security holdings at March 31, 2013, is as follows:

Security Description	Acquisition Dates	Cost ($)
United Artists Theatre Circuit, Inc.
1995-A Pass-Through Certificates 9.300% 07/01/15	12-08-95	809,988

(e)

Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At March 31, 2013, the value of these securities amounted to $23,040,762, which represents 0.57% of net assets.

(f)

The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(g)

At March 31, 2013, investments in securities included securities valued at $8,663,723 that were partially pledged as collateral to cover initial margin deposits on open interest rate futures contracts.

(h)	Interest Only (IO) security. The actual effective yield of this security is different than the stated coupon rate.
(i)	Zero coupon bond.
(j)

Senior loans have rates of interest that float periodically based primarily on the London Interbank Offered Rate (“LIBOR”) and other short-term rates. The interest rate shown reflects the weighted average coupon as of March 31, 2013. The interest rate shown for senior loans purchased on a when-issued or delayed delivery basis, if any, reflects an estimated average coupon. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

(k)	Non-income producing.
(l)	The rate shown is the seven-day current annualized yield at March 31, 2013.
(m)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2013, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	58,092,902	381,725,679	(395,540,833)	44,277,748	12,763	44,277,748

(n)

At March 31, 2013, the cost of securities for federal income tax purposes was approximately $3,998,046,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$142,836,000
Unrealized Depreciation	(13,276,000)
Net Unrealized Appreciation	$129,560,000

(o)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
CMO	Collateralized Mortgage Obligation
NPFGC	National Public Finance Guarantee Corporation
PIK	Payment-in-Kind
STRIPS	Separate Trading of Registered Interest and Principal Securities

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                  Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                  Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                  Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting  members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific  valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of  Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances  when market quotations are readily available, including recommendations of third party pricing vendors and a determination of  appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques;  securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third- party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss  additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or  approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board  at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific  or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the  reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and  changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However,  the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2013:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Bonds
Corporate Bonds & Notes
Entertainment	—	1,434,908	809,988	2,244,896
All Other Industries	—	1,820,768,972	—	1,820,768,972
Residential Mortgage-Backed Securities - Agency	—	661,335,102	—	661,335,102
Residential Mortgage-Backed Securities - Non-Agency	—	90,077,119	62,301,609	152,378,728
Commercial Mortgage-Backed Securities - Non-Agency	—	445,405,487	17,761,934	463,167,421
Asset-Backed Securities - Agency	—	30,252,005	—	30,252,005
Asset-Backed Securities - Non-Agency	—	35,756,470	76,023,370	111,779,840
U.S. Treasury Obligations	329,918,517	214,663,831	—	544,582,348
Foreign Government Obligations	—	5,904,875	—	5,904,875
Municipal Bonds	—	43,413,835	—	43,413,835
Preferred Debt	128,855,757	—	—	128,855,757
Total Bonds	329,918,517	3,349,012,604	156,896,901	3,835,828,022
Equity Securities
Warrants
Energy	—	44,880	—	44,880
Total Equity Securities	128,855,757	44,880	—	128,900,637
Short-Term Securities
Treasury Bills	104,839,934	—	—	104,839,934
Total Short-Term Securities	104,839,934	—	—	104,839,934
Other
Senior Loans
Construction Machinery	—	514,619	341,700	856,319
All Other Industries	—	12,902,895	—	12,902,895
Money Market Funds	44,277,748	—	—	44,277,748
Total Other	44,277,748	13,417,514	341,700	58,036,962
Investments in Securities	607,891,956	3,362,474,998	157,238,601	4,127,605,555
Derivatives
Assets
Futures Contracts	2,302	—	—	2,302
Swap Contracts		986,793	—	986,793
Liabilities
Futures Contracts	(4,232,802)	—	—	(4,232,802)
Swap Contracts	—	(10,054,225)	—	(10,054,225)
Total	603,661,456	3,353,407,566	157,238,601	4,114,307,623

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

The following table is a reconciliation of Level 3 assets for which significant observable and/or unobservable inputs were used to determine fair value.

		Residential	Commercial
	Corporate	Mortgage-Backed	Mortgage-Backed	Asset-Backed	Foreign
	Bonds	Securities -	Securities -	Securities -	Government	Senior
	& Notes ($)	Non-Agency ($)	Non-Agency ($)	Non-Agency ($)	Obligations ($)	Loans ($)	Total ($)
Balance as of December 31, 2012	951,045	44,279,989	14,125,454	—	378,107	918,055	60,652,650
Accrued discounts/premiums	—	2,792	(121)	—	—	307	2,978
Realized gain (loss)	763	46,814	(21)	—	—	514	48,070
Change in unrealized appreciation (depreciation)(a)	—	19,538	31,069	18,000	—	(1,671)	66,936
Sales	(263,820)	(3,153,675)	(84,444)	—	—	(20,150)	(3,522,089)
Purchases	122,000	24,314,851	3,689,997	76,005,370	—	—	104,132,218
Transfers into Level 3	—	—	—	—	—	362,700	362,700
Transfers out of Level 3	—	(3,208,700)	—	—	(378,107)	(918,055)	(4,504,862)
Balance as of March 31, 2013	809,988	62,301,609	17,761,934	76,023,370	—	341,700	157,238,601

(a)Change in unrealized appreciation (depreciation) relating to securities held at March 31, 2013 was $66,936, which is comprised of Residential Mortgage-Backed Securities-Non-Agency of $19,538, Commercial Mortgage-Backed Securities-Non-Agency of $31,069, Asset-Backed Securities-Non-Agency of $18,000, and Senior Loans of $(1,671).

The Fund does not hold any significant investments with unobservable inputs which are categorized as Level 3.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances.

Certain corporate bonds classified as Level 3 securities are valued using the market approach.  To determine fair value for these securities, management considered various factors which may have included, but were not limited to, estimated cash flows of the securities, discount rates observed in the market for similar assets as well as observed yields on securities management deemed comparable.  Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement. Generally, a change in observable yields on comparable securities would result in a directionally similar change to discount rates.

Certain asset, residential and commercial backed mortgage securities and senior loans classified as Level 3 are valued using the market approach and utilize single market quotations from broker dealers which may have included, but not limited to, the distressed nature of the security and observable transactions for similar assets in the market. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.

Financial assets were transferred from Level 3 to Level 2 as observable market inputs were utilized and management’s determination that there was sufficient, reliable and observable market data to value these assets as of period end, March 31, 2013.

Financial Assets were transferred from Level 2 to Level 3 due to utilizing a single market quotation from a broker dealer.  As a result, as of period end, management determined to value the security(s) under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Portfolio of Investments

Columbia Variable Portfolio – Dividend Opportunity Fund

March 31, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 96.7%
CONSUMER DISCRETIONARY 8.9%
Automobiles 0.6%
Ford Motor Co.	1,579,815	$20,774,567
Distributors 0.6%
Genuine Parts Co.	265,771	20,730,138
Hotels, Restaurants & Leisure 2.4%
Carnival Corp.	237,627	8,150,606
Intercontinental Hotels Group PLC	320,413	9,771,109
Las Vegas Sands Corp.	157,300	8,863,855
McDonald’s Corp.	496,200	49,466,178
Total		76,251,748
Household Durables 1.4%
Leggett & Platt, Inc.	937,713	31,675,945
Whirlpool Corp.	107,961	12,789,060
Total		44,465,005
Media 3.0%
Cinemark Holdings, Inc.	285,800	8,413,952
Gannett Co., Inc.	1,042,140	22,791,602
National CineMedia, Inc.	876,210	13,826,594
Reed Elsevier NV	627,656	10,752,962
Regal Entertainment Group, Class A	1,064,876	17,751,483
Time Warner, Inc.	370,508	21,348,671
Total		94,885,264
Specialty Retail 0.9%
GameStop Corp., Class A	479,674	13,416,482
L Brands, Inc.	361,158	16,129,316
Total		29,545,798
TOTAL CONSUMER DISCRETIONARY		286,652,520
CONSUMER STAPLES 11.3%
Beverages 1.2%
Coca-Cola Co. (The)	473,800	19,160,472
Diageo PLC, ADR	56,807	7,148,593
PepsiCo, Inc.	166,914	13,204,566
Total		39,513,631
Food & Staples Retailing 0.3%
SYSCO Corp.	232,100	8,162,957
Food Products 3.4%
B&G Foods, Inc.	793,105	24,181,772
ConAgra Foods, Inc.	180,328	6,457,546
Hershey Co. (The)	100,708	8,814,971

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER STAPLES (CONTINUED)
Food Products (continued)
Kellogg Co.	99,938	$6,439,005
Kraft Foods Group, Inc.	531,843	27,405,870
Mead Johnson Nutrition Co.	108,058	8,369,092
Unilever NV - NY Shares	627,224	25,716,184
Total		107,384,440
Household Products 2.3%
Kimberly-Clark Corp.	235,080	23,033,138
Procter & Gamble Co. (The)	465,358	35,860,488
Reckitt Benckiser Group PLC	221,480	15,877,378
Total		74,771,004
Personal Products 0.6%
Avon Products, Inc.	949,540	19,683,964
Tobacco 3.5%
Altria Group, Inc.	755,558	25,983,640
Lorillard, Inc.	1,347,995	54,391,598
Philip Morris International, Inc.	349,531	32,405,019
Total		112,780,257
TOTAL CONSUMER STAPLES		362,296,253
ENERGY 11.2%
Energy Equipment & Services 0.9%
Seadrill Ltd.	746,208	27,766,400
Oil, Gas & Consumable Fuels 10.3%
BP PLC, ADR	1,050,593	44,492,614
Chevron Corp.	462,430	54,945,933
Enbridge, Inc.	1,185,160	55,157,346
HollyFrontier Corp.	582,920	29,991,234
Kinder Morgan, Inc.	895,052	34,620,611
Marathon Petroleum Corp.	99,744	8,937,062
Occidental Petroleum Corp.	347,068	27,199,719
Spectra Energy Corp.	507,500	15,605,625
TransCanada Corp.	368,394	17,642,389
Valero Energy Corp.	176,878	8,046,180
Williams Companies, Inc. (The)	967,519	36,243,262
Total		332,881,975
TOTAL ENERGY		360,648,375
FINANCIALS 14.3%
Capital Markets 1.6%
BlackRock, Inc.	142,909	36,710,464

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (CONTINUED)
Capital Markets (continued)
New Mountain Finance Corp.	905,574	$13,239,492
Total		49,949,956
Commercial Banks 6.1%
Bank of Montreal	453,000	28,516,350
Fifth Third Bancorp	881,410	14,375,797
M&T Bank Corp.	365,561	37,711,273
Toronto-Dominion Bank (The)	199,157	16,583,803
U.S. Bancorp	1,333,200	45,235,476
Wells Fargo & Co.	1,500,780	55,513,852
Total		197,936,551
Diversified Financial Services 4.2%
Bank of America Corp.	1,251,600	15,244,488
Citigroup, Inc.	1,099,243	48,630,510
JPMorgan Chase & Co.	1,521,892	72,228,995
Total		136,103,993
Insurance 2.1%
Allstate Corp. (The)	657,665	32,271,621
Kemper Corp.	20,600	671,766
PartnerRe Ltd.	118,298	11,014,727
XL Group PLC	781,824	23,689,267
Total		67,647,381
Real Estate Investment Trusts (REITs) 0.3%
Omega Healthcare Investors, Inc.	320,400	9,727,344
TOTAL FINANCIALS		461,365,225
HEALTH CARE 13.1%
Biotechnology 0.3%
Amgen, Inc.	106,303	10,897,121
Health Care Equipment & Supplies 0.5%
Medtronic, Inc.	337,146	15,832,376
Health Care Providers & Services 0.5%
UnitedHealth Group, Inc.	282,212	16,145,349
Pharmaceuticals 11.8%
AbbVie, Inc.	205,809	8,392,891
AstraZeneca PLC, ADR	173,506	8,671,830
Bristol-Myers Squibb Co.	401,063	16,519,785
Eli Lilly & Co.	702,386	39,888,501
GlaxoSmithKline PLC, ADR	174,863	8,202,823

Issuer	Shares	Value

Common Stocks (continued)
HEALTH CARE (CONTINUED)
Pharmaceuticals (continued)
Johnson & Johnson	887,320	$72,343,200
Merck & Co., Inc.	1,189,723	52,621,448
Novartis AG, ADR	285,608	20,346,714
Pfizer, Inc.	3,160,984	91,225,998
Roche Holding AG, ADR	571,776	33,506,074
Sanofi, ADR	316,055	16,144,089
Warner Chilcott PLC, Class A	814,244	11,033,006
Total		378,896,359
TOTAL HEALTH CARE		421,771,205
INDUSTRIALS 11.3%
Aerospace & Defense 1.8%
Honeywell International, Inc.	383,046	28,862,516
Lockheed Martin Corp.	296,483	28,616,539
Total		57,479,055
Commercial Services & Supplies 2.4%
Deluxe Corp.	515,500	21,341,700
Pitney Bowes, Inc.	884,269	13,140,237
RR Donnelley & Sons Co.	1,520,302	18,319,639
Waste Management, Inc.	431,954	16,936,917
West Corp. (a)	479,157	9,195,023
Total		78,933,516
Electrical Equipment 2.5%
ABB Ltd., ADR	590,817	13,446,995
Eaton Corp. PLC	825,935	50,588,519
Emerson Electric Co.	137,314	7,671,733
Hubbell, Inc., Class B	81,849	7,948,356
Total		79,655,603
Industrial Conglomerates 3.6%
General Electric Co.	4,457,906	103,066,787
Siemens AG, ADR	130,087	14,023,379
Total		117,090,166
Machinery 1.0%
Harsco Corp.	584,100	14,468,157
Illinois Tool Works, Inc.	289,814	17,661,265
Total		32,129,422
TOTAL INDUSTRIALS		365,287,762
INFORMATION TECHNOLOGY 6.4%
Communications Equipment 1.6%
Cisco Systems, Inc.	2,453,999	51,313,119

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
Internet Software & Services 0.5%
AOL, Inc.	408,031	$15,705,113
IT Services 0.3%
Paychex, Inc.	325,319	11,408,937
Semiconductors & Semiconductor Equipment 3.8%
Analog Devices, Inc.	478,300	22,236,167
Infineon Technologies AG, ADR	521,893	4,141,221
Intel Corp.	812,531	17,753,802
Maxim Integrated Products, Inc.	771,100	25,176,415
Microchip Technology, Inc.	1,054,158	38,750,848
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	753,042	12,944,792
Total		121,003,245
Software 0.2%
Microsoft Corp.	283,814	8,119,919
TOTAL INFORMATION TECHNOLOGY		207,550,333
MATERIALS 5.1%
Chemicals 2.2%
Dow Chemical Co. (The)	243,976	7,768,196
LyondellBasell Industries NV, Class A	328,870	20,814,182
Mosaic Co. (The)	323,320	19,273,105
Olin Corp.	847,200	21,366,384
Total		69,221,867
Containers & Packaging 1.1%
MeadWestvaco Corp.	326,549	11,853,729
Packaging Corp. of America	536,740	24,083,524
Total		35,937,253
Metals & Mining 0.5%
Southern Copper Corp.	430,046	16,156,828
Paper & Forest Products 1.3%
International Paper Co.	912,277	42,493,863
TOTAL MATERIALS		163,809,811
TELECOMMUNICATION SERVICES 8.3%
Diversified Telecommunication Services 7.6%
AT&T, Inc.	1,492,936	54,775,822
BCE, Inc.	612,072	28,577,642
BT Group PLC	3,378,518	14,271,097

Issuer	Shares	Value

Common Stocks (continued)
TELECOMMUNICATION SERVICES (CONTINUED)
Diversified Telecommunication Services (continued)
CenturyLink, Inc.	1,065,507	$37,431,261
Deutsche Telekom AG, ADR	1,198,563	12,662,818
Telefonica SA, ADR	695,083	9,390,571
Telstra Corp., Ltd.	3,469,528	16,314,099
Verizon Communications, Inc.	1,100,536	54,091,345
Vivendi SA	772,192	15,951,190
Total		243,465,845
Wireless Telecommunication Services 0.7%
Vodafone Group PLC, ADR	789,755	22,436,939
TOTAL TELECOMMUNICATION SERVICES		265,902,784
UTILITIES 6.8%
Electric Utilities 2.3%
American Electric Power Co., Inc.	347,440	16,896,007
Duke Energy Corp.	322,500	23,410,275
Pepco Holdings, Inc.	665,600	14,243,840
PPL Corp.	560,702	17,555,580
Total		72,105,702
Multi-Utilities 4.5%
Ameren Corp.	456,800	15,997,136
Consolidated Edison, Inc.	194,524	11,871,800
Dominion Resources, Inc.	467,402	27,193,448
National Grid PLC	1,088,700	12,654,820
PG&E Corp.	522,994	23,288,923
Public Service Enterprise Group, Inc.	182,300	6,260,182
SCANA Corp.	171,200	8,758,592
Sempra Energy	333,197	26,635,768
TECO Energy, Inc.	749,900	13,363,218
Total		146,023,887
TOTAL UTILITIES		218,129,589
Total Common Stocks (Cost: $2,659,005,636)		$3,113,413,857

Convertible Preferred Stocks 0.2%
MATERIALS 0.2%
Metals & Mining 0.2%
ArcelorMittal, 6.000%	306,689	6,425,135
TOTAL MATERIALS		6,425,135
Total Convertible Preferred Stocks (Cost: $7,667,225)		$6,425,135

Issuer	Coupon Rate	Principal Amount	Value

Convertible Bonds 0.2%
Building Materials 0.2%
Cemex SAB de CV Subordinated Notes
03/15/18	3.750%	$5,139,000	$6,956,921
Total Convertible Bonds (Cost: $5,139,000)			$6,956,921

	Shares	Value

Money Market Funds 3.2%
Columbia Short-Term Cash Fund, 0.132% (b)(c)	103,806,398	$103,806,398
Total Money Market Funds (Cost: $103,806,398)		$103,806,398
Total Investments
(Cost: $2,775,618,259)		$3,230,602,311(d)
Other Assets & Liabilities, Net		(8,361,753)
Net Assets		$3,222,240,558

Notes to Portfolio of Investments

(a)	Non-income producing.
(b)	The rate shown is the seven-day current annualized yield at March 31, 2013.
(c)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2013, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Ending Cost ($)	Dividends - Affiliated Issuers($)	Value ($)
Columbia Short-Term Cash Fund	35,930,083	315,482,378	(247,606,063)	103,806,398	21,271	103,806,398

(d)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

ADR	American Depositary Receipt

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2.  The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements – Security Valuation in the most recent Annual Report dated December 31, 2012.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third- party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2013:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	266,128,449	20,524,071	—	286,652,520
Consumer Staples	346,418,875	15,877,378	—	362,296,253
Energy	360,648,375	—	—	360,648,375
Financials	461,365,225	—	—	461,365,225
Health Care	421,771,205	—	—	421,771,205
Industrials	365,287,762	—	—	365,287,762
Information Technology	207,550,333	—	—	207,550,333
Materials	163,809,811	—	—	163,809,811
Telecommunication Services	219,366,398	46,536,386	—	265,902,784
Utilities	205,474,768	12,654,821	—	218,129,589
Convertible Preferred Stocks
Materials	6,425,135	—	—	6,425,135
Total Equity Securities	3,024,246,336	95,592,656	—	3,119,838,992
Bonds
Convertible Bonds	—	6,956,921	—	6,956,921
Total Bonds	—	6,956,921	—	6,956,921
Other
Money Market Funds	103,806,398	—	—	103,806,398
Total Other	103,806,398	—	—	103,806,398
Total	3,128,052,734	102,549,577	—	3,230,602,311

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The models utilized by the third party statistical pricing service take into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Portfolio of Investments

Columbia Variable Portfolio – Emerging Markets Bond Fund

March 31, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Coupon Rate		Principal Amount	Value

Corporate Bonds & Notes(a) 9.4%
BRAZIL 1.8%
Companhia de Eletricidade do Estad
04/27/16	11.750%	BRL	$11,300,000	$5,879,970
Samarco Mineracao SA Senior Unsecured (b)
11/01/22	4.125%		1,000,000	972,819
Vale SA Senior Unsecured
09/11/42	5.625%		1,000,000	989,315
Total				7,842,104
COLOMBIA 1.1%
BanColombia SA Senior Unsecured
06/03/21	5.950%		1,610,000	1,811,250
Banco de Bogota SA Senior Unsecured (b)
01/15/17	5.000%		1,700,000	1,827,386
Grupo Aval Ltd. (b)
09/26/22	4.750%		1,000,000	1,002,500
Total				4,641,136
KAZAKHSTAN 0.3%
Zhaikmunai LP
11/13/19	7.125%		1,139,000	1,215,883
LUXEMBOURG 0.2%
Cosan Luxembourg SA (b)
03/14/18	9.500%	BRL	2,000,000	1,017,097
MEXICO 0.4%
America Movil SAB de CV Senior Unsecured
12/05/22	6.450%	MXN	20,000,000	1,710,403
PERU 0.3%
Corp. Azucarera del Peru SA (b)
08/02/22	6.375%		1,300,000	1,373,885
RUSSIAN FEDERATION 3.4%
Lukoil International Finance BV (b)
11/09/20	6.125%		4,250,000	4,820,635
Novatek Finance Ltd. (b)
Senior Unsecured
02/21/17	7.750%	RUB	58,300,000	1,880,274
02/03/21	6.604%		2,650,000	3,104,046
Sibur Securities Ltd. (b)
01/31/18	3.914%		1,500,000	1,473,182
VimpelCom Holdings BV (b)

Issuer	Coupon Rate		Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
RUSSIAN FEDERATION (CONTINUED)
02/13/18	9.000%	RUB	$47,600,000	$1,586,204
03/01/22	7.504%		1,260,000	1,402,128
Total				14,266,469
UKRAINE 1.9%
MHP SA (b)
04/29/15	10.250%		3,650,000	3,987,625
MHP SA (b)(c)
04/02/20	8.250%		3,900,000	3,864,471
Total				7,852,096
Total Corporate Bonds & Notes (Cost: $38,700,142)				$39,919,073

Inflation-Indexed Bonds(a) 5.9%
URUGUAY 5.9%
Uruguay Government International Bond
06/26/37	3.700%	UYU	12,707,206	820,407
Senior Unsecured
12/15/28	4.375%	UYU	369,579,275	24,531,447
Total				25,351,854
Total Inflation-Indexed Bonds (Cost: $19,218,024)				$25,351,854

Foreign Government Obligations(a) 78.6%
ARGENTINA 2.1%
Argentina Boden Bonds
10/03/15	7.000%		3,380,000	2,856,100
Argentina Bonar Bonds
04/17/17	7.000%		4,500,000	3,633,750
City of Buenos Aires Senior Unsecured (b)
03/01/17	9.950%		2,288,000	1,933,360
Provincia de Buenos Aires Senior Unsecured (b)
01/26/21	10.875%		900,000	612,000
Total				9,035,210
BOLIVIA 0.4%
Bolivian Government International Bond (b)
10/29/22	4.875%		1,900,000	1,888,297
BRAZIL 4.1%
Brazilian Government International Bond Senior Unsecured
01/05/24	8.500%	BRL	2,858,000	1,506,258

Issuer	Coupon Rate		Principal Amount	Value

Foreign Government Obligations (a) (continued)
BRAZIL (CONTINUED)
Centrais Eletricas Brasileiras SA Senior Unsecured (b)
10/27/21	5.750%		$4,400,000	$4,691,500
Morgan Stanley Senior Unsecured
10/22/20	11.500%	BRL	2,000,000	1,119,605
Petrobras International Finance Co.
03/15/19	7.875%		2,100,000	2,554,950
01/27/21	5.375%		4,420,000	4,784,128
01/20/40	6.875%		2,390,000	2,733,400
Total				17,389,841
COLOMBIA 4.6%
Colombia Government International Bond
Senior Unsecured
06/28/27	9.850%	COP	1,596,000,000	1,345,518
01/18/41	6.125%		4,410,000	5,534,599
Corporación Andina de Fomento
06/15/22	4.375%		789,000	856,513
Emgesa SA ESP Senior Unsecured
01/25/21	8.750%	COP	2,000,000,000	1,301,013
Empresa de Energia de Bogota SA Senior Unsecured (b)
11/10/21	6.125%		3,800,000	4,202,507
Empresas Publicas de Medellin ESP Senior Unsecured (b)
02/01/21	8.375%	COP	7,500,000,000	4,786,360
Transportadora de Gas Internacional SA ESP Senior Unsecured (b)
03/20/22	5.700%		1,600,000	1,743,730
Total				19,770,240
DOMINICAN REPUBLIC 2.1%
Banco de Reservas de La Republica Dominicana Subordinated Notes (b)
02/01/23	7.000%		1,000,000	1,000,000
Dominican Republic International Bond (b)
Senior Unsecured
05/06/21	7.500%		4,100,000	4,558,441
04/20/27	8.625%		2,650,000	3,239,625
Total				8,798,066
EL SALVADOR 0.5%
El Salvador Government International Bond Senior Unsecured (b)
04/10/32	8.250%		1,760,000	2,195,600

Issuer	Coupon Rate		Principal Amount	Value

Foreign Government Obligations (a) (continued)
GEORGIA 0.3%
Georgian Railway JSC Senior Unsecured (b)
07/11/22	7.750%		$1,039,000	$1,225,093
GUATEMALA 0.7%
Guatemala Government Bond Senior Unsecured (b)
06/06/22	5.750%		2,550,000	2,808,825
HUNGARY 1.0%
Hungary Government International Bond Senior Unsecured
03/29/21	6.375%		2,830,000	2,915,186
Magyar Export-Import Bank RT (b)
02/12/18	5.500%		1,500,000	1,499,563
Total				4,414,749
INDONESIA 8.1%
Indonesia Government International Bond (b)
Senior Unsecured
05/05/21	4.875%		1,550,000	1,699,160
01/17/38	7.750%		4,160,000	5,794,880
Indonesia Treasury Bond
Senior Unsecured
06/15/15	9.500%	IDR	6,000,000,000	679,892
07/15/17	10.000%	IDR	16,597,000,000	2,032,890
09/15/19	11.500%	IDR	24,050,000,000	3,300,430
11/15/20	11.000%	IDR	11,717,000,000	1,622,338
09/15/24	10.000%	IDR	19,530,000,000	2,680,724
PT Pertamina Persero (b)
Senior Unsecured
05/03/22	4.875%		6,300,000	6,552,000
05/03/42	6.000%		2,460,000	2,509,200
PT Perusahaan Listrik Negara Senior Unsecured (b)
11/22/21	5.500%		7,050,000	7,667,622
Total				34,539,136
KAZAKHSTAN 1.8%
KazMunaiGaz Finance Sub BV (b)
07/02/18	9.125%		2,520,000	3,174,948
05/05/20	7.000%		3,840,000	4,585,471
Total				7,760,419
LATVIA 0.2%
Republic of Latvia Senior Unsecured (b)
06/16/21	5.250%		730,000	819,115

Issuer	Coupon Rate		Principal Amount	Value

Foreign Government Obligations (a) (continued)
LITHUANIA 1.2%
Lithuania Government International Bond Senior Unsecured (b)
03/09/21	6.125%		$4,500,000	$5,320,516
MEXICO 8.5%
Comision Federal de Electricidad Senior Unsecured (b)
02/14/42	5.750%		2,080,000	2,267,200
Mexican Bonos
12/15/16	7.250%	MXN	1,600,000	1,413,144
06/10/21	6.500%	MXN	1,000	897
06/09/22	6.500%	MXN	12,927,000	11,665,086
06/03/27	7.500%	MXN	10,239,000	10,043,330
Petroleos Mexicanos
06/02/41	6.500%		6,640,000	7,818,600
06/27/44	5.500%		3,100,000	3,197,650
Total				36,405,907
MONGOLIA 0.2%
Mongolia Government International Bond Senior Unsecured (b)
12/05/22	5.125%		879,000	819,622
MOROCCO 0.3%
Morocco Government International Bond Senior Unsecured (b)
12/11/22	4.250%		1,200,000	1,224,708
PANAMA 0.1%
Ena Norte Trust Pass-Through Certificates (b)
04/25/23	4.950%		495,433	516,939
PERU 2.6%
Corporacion Financiera de Desarrollo SA Senior Unsecured (b)
02/08/22	4.750%		3,270,000	3,491,154
Peru Enhanced Pass-Through Finance Ltd. Pass-Through Certificates (b)(d)
05/31/18	0.000%		3,343,196	3,075,419
Peruvian Government International Bond
Senior Unsecured
11/18/50	5.625%		2,520,000	3,013,920
Peruvian Government International Bond (b)
Senior Unsecured
08/12/26	8.200%	PEN	2,618,000	1,412,305
Total				10,992,798

Issuer	Coupon Rate		Principal Amount	Value

Foreign Government Obligations (a) (continued)
PHILIPPINES 1.0%
Philippine Government International Bond Senior Unsecured
03/30/26	5.500%		$1,130,000	$1,381,425
Power Sector Assets & Liabilities Management Corp. Government Guaranteed (b)
12/02/24	7.390%		2,080,000	2,793,910
Total				4,175,335
POLAND 1.3%
Poland Government International Bond Senior Unsecured
04/21/21	5.125%		4,900,000	5,659,500
QATAR 1.0%
Qatar Government International Bond (b)
Senior Unsecured
01/20/22	4.500%		2,830,000	3,174,043
01/20/40	6.400%		760,000	972,800
Total				4,146,843
REPUBLIC OF NAMIBIA 1.1%
Namibia International Bonds Senior Unsecured (b)
11/03/21	5.500%		4,130,000	4,563,650
REPUBLIC OF THE CONGO 0.4%
Republic of Congo Senior Unsecured (e)
06/30/29	3.000%		1,786,950	1,626,125
ROMANIA 1.8%
Romania Government Bond
07/26/17	5.900%	RON	11,490,000	3,371,360
Romanian Government International Bond Senior Unsecured (b)
02/07/22	6.750%		3,816,000	4,454,734
Total				7,826,094
RUSSIAN FEDERATION 12.1%
Gazprom Neft OAO Via GPN Capital SA Senior Unsecured (b)
09/19/22	4.375%		2,000,000	1,996,070
Gazprom OAO Via Gaz Capital SA (b)
Senior Unsecured
11/22/16	6.212%		2,080,000	2,319,200
03/07/22	6.510%		7,300,000	8,431,500
08/16/37	7.288%		2,020,000	2,444,200

Issuer	Coupon Rate		Principal Amount	Value

Foreign Government Obligations (a) (continued)
RUSSIAN FEDERATION (CONTINUED)
Russian Agricultural Bank OJSC Via RSHB Capital SA Senior Unsecured (b)
12/27/17	5.298%		$4,850,000	$5,134,695
Russian Foreign Bond - Eurobond (b)
Senior Unsecured
03/10/18	7.850%	RUB	40,000,000	1,372,230
04/04/42	5.625%		4,200,000	4,735,500
Russian Foreign Bond - Eurobond (b)(e)
Senior Unsecured
03/31/30	7.500%		5,208,000	6,451,410
Russian Railways via RZD Capital PLC Senior Unsecured
04/02/19	8.300%	RUB	212,700,000	7,044,462
Sberbank of Russia Via SB Capital SA
Senior Unsecured
06/16/21	5.717%		1,100,000	1,196,250
Sberbank of Russia Via SB Capital SA (b)
Senior Unsecured
02/07/22	6.125%		4,300,000	4,804,953
VTB Bank OJSC Via VTB Capital SA Senior Unsecured (b)
04/12/17	6.000%		1,500,000	1,605,000
Vnesheconombank Via VEB Finance PLC Senior Unsecured (b)
11/22/25	6.800%		3,650,000	4,307,000
Total				51,842,470
SOUTH AFRICA 0.4%
Transnet SOC Ltd. Senior Unsecured (b)
07/26/22	4.000%		1,800,000	1,732,009
SOUTH KOREA 1.1%
Export-Import Bank of Korea
Senior Unsecured
09/15/21	4.375%		3,270,000	3,613,899
Export-Import Bank of Korea (b)
02/15/15	5.000%	IDR	12,500,000,000	1,289,011
Total				4,902,910
SUPRA-NATIONAL 0.1%
Eurasian Development Bank Senior Unsecured
10/05/17	8.000%	RUB	12,600,000	412,441
TRINIDAD AND TOBAGO 1.3%
Petroleum Co. of Trinidad & Tobago Ltd. Senior Unsecured (b)
08/14/19	9.750%		4,200,000	5,509,812

Issuer	Coupon Rate	Principal Amount	Value

Foreign Government Obligations (a) (continued)
TURKEY 5.8%
Export Credit Bank of Turkey Senior Unsecured (b)
04/24/19	5.875%	$4,410,000	$4,894,108
Turkey Government International Bond
03/25/22	5.125%	750,000	825,000
Senior Unsecured
03/30/21	5.625%	10,350,000	11,804,175
03/17/36	6.875%	5,860,000	7,222,450
Total			24,745,733
UKRAINE 0.2%
Ukraine Government International Bond Senior Unsecured (b)
02/23/21	7.950%	900,000	933,661
UNITED ARAB EMIRATES 1.5%
Abu Dhabi National Energy Co. Senior Unsecured (b)
12/13/21	5.875%	5,420,000	6,338,565
URUGUAY 0.7%
Uruguay Government International Bond
Senior Unsecured
03/21/36	7.625%	510,000	734,145
11/20/45	4.125%	2,200,000	2,035,000
Total			2,769,145
VENEZUELA 9.7%
Petroleos de Venezuela SA
04/12/17	5.250%	3,650,000	3,166,375
11/02/17	8.500%	9,523,000	9,261,117
11/17/21	9.000%	7,675,051	7,272,111
Senior Unsecured
10/28/15	5.000%	7,000,000	6,457,500
Venezuela Government International Bond Senior Unsecured
05/07/23	9.000%	15,900,000	15,224,250
Total			41,381,353
ZAMBIA 0.3%
Zambia Government International Bond (b)
09/20/22	5.375%	1,200,000	1,190,558
Total Foreign Government Obligations (Cost: $314,672,439)			$335,681,285

	Shares	Value

Money Market Funds 5.2%
Columbia Short-Term Cash Fund, 0.132% (f)(g)	22,051,256	$22,051,256
Total Money Market Funds (Cost: $22,051,256)		$22,051,256
Total Investments
(Cost: $394,641,861) (h)		$423,003,468(i)
Other Assets & Liabilities, Net		4,055,007
Net Assets		$427,058,475

Investments in Derivatives Forward Foreign Currency Exchange Contracts Open at March 31, 2013

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Goldman Sachs	April 05, 2013	2,116,654	6,768,000	—	(39,181)
		(USD)	(PLN)
CitiGroup Global Markets, Inc.	April 16, 2013	1,730,108	53,469,000	—	(15,011)
		(USD)	(RUB)
Deutsche Bank	April 26, 2013	2,976,703	9,340,000	42,415	—
		(USD)	(MYR)
Morgan Stanley	April 30, 2013	41,468,000	2,072,215	9,525	—
		(CZK)	(USD)
Total				51,940	(54,192)

Notes to Portfolio of Investments

(a)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2013, the value of these securities amounted to $197,076,031 or 46.15% of net assets.

(c)	Represents a security purchased on a when-issued or delayed delivery basis.
(d)	Zero coupon bond.
(e)	Variable rate security.
(f)	The rate shown is the seven-day current annualized yield at March 31, 2013.
(g)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2013, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Ending Cost ($)	Dividends – Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	7,017,473	34,441,800	(19,408,017)	22,051,256	3,446	22,051,256

(h)

At March 31, 2013, the cost of securities for federal income tax purposes was approximately $394,642,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$29,690,000
Unrealized Depreciation	(1,329,000)
Net Unrealized Appreciation	$28,361,000

(i)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Currency Legend

BRL	Brazilian Real
COP	Colombian Peso
CZK	Czech Koruna
IDR	Indonesian Rupiah
MXN	Mexican Peso
MYR	Malaysia Ringgits
PEN	Peru Nuevos Soles
PLN	Polish Zloty
RON	Romania, New Lei
RUB	Russian Rouble
USD	U.S. Dollar
UYU	Uruguay Pesos

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third- party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2013:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Bonds
Corporate Bonds & Notes	—	39,919,073	—	39,919,073
Inflation-Indexed Bonds	—	25,351,854	—	25,351,854
Foreign Government Obligations	—	335,681,285	—	335,681,285
Total Bonds	—	400,952,212	—	400,952,212
Other
Money Market Funds	22,051,256	—	—	22,051,256
Total Other	22,051,256	—	—	22,051,256
Investments in Securities	22,051,256	400,952,212	—	423,003,468
Derivatives
Assets
Forward Foreign Currency Exchange Contracts	—	51,940	—	51,940
Liabilities
Forward Foreign Currency Exchange Contracts	—	(54,192)	—	(54,192)
Total	22,051,256	400,949,960	—	423,001,216

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

The following table is a reconciliation of Level 3 assets for which significant observable and/or unobservable inputs were used to determine fair value.

Foreign Government
Obligations ($)
Balance as of December 31, 2012	3,008,876
Accrued discounts/premium	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	—
Sales	—
Purchases	—
Transfers into Level 3	—
Transfers out of Level 3	(3,008,876)
Balance as of March 31, 2013	—

The Fund does not hold any significant investments with unobservable inputs which are categorized as Level 3.

Financial assets were transferred from Level 3 to Level 2 as observable market inputs were utilized and management’s determination that there was sufficient, reliable and observable market data to value these assets as of period end.

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

Portfolio of Investments

Columbia Variable Portfolio – Emerging Markets Fund

March 31, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 98.6%
BRAZIL 11.2%
Arezzo Industria e Comercio SA	294,100	$5,882,728
Autometal SA	305,600	3,069,989
Banco Bradesco SA, ADR	534,202	9,092,115
BR Malls Participacoes SA	664,100	8,311,315
Cia Hering	236,900	4,237,998
Cielo SA	124,100	3,652,222
Companhia de Bebidas Americas, ADR	208,774	8,837,403
Fleury SA	267,700	2,510,412
Hypermarcas SA (a)	852,100	6,751,019
Linx SA (a)	391,000	6,145,322
Mills Estruturas e Servicos de Engenharia SA	573,900	9,204,552
Petroleo Brasileiro SA, ADR	501,487	8,309,640
Qualicorp SA (a)	890,800	8,944,368
Raia Drogasil SA	270,700	2,886,841
Tegma Gestao Logistica	185,000	2,942,422
Ultrapar Participacoes SA	344,100	8,723,614
Vale SA	586,400	10,133,410
Total		109,635,370
CANADA 0.4%
Pacific Rubiales Energy Corp.	205,107	4,328,881
CHILE 1.2%
Inversiones La Construccion SA	131,810	2,559,323
SACI Falabella	784,600	9,432,506
Total		11,991,829
CHINA 14.2%
Anhui Conch Cement Co., Ltd., Class H	1,234,500	4,115,932
Beijing Enterprises Holdings Ltd.	503,000	3,879,495
Brilliance China Automotive Holdings Ltd. (a)	3,962,000	4,679,118
China Communications Construction Co., Ltd., Class H	9,476,000	8,848,903
China Merchants Holdings International Co., Ltd.	1,204,000	3,965,513
China Petroleum & Chemical Corp., Class H	11,394,000	13,361,808
China Shenhua Energy Co., Ltd., Class H	2,144,500	7,824,518
China Telecom Corp., Ltd., Class H	9,924,000	5,023,474
China Vanke Co., Ltd., Class B	4,254,732	8,316,495
CIMC Enric Holdings Ltd.	2,658,000	2,871,607
CNOOC Ltd.	5,522,000	10,618,282
ENN Energy Holdings Ltd.	1,594,000	8,828,008
GCL-Poly Energy Holdings Ltd.	10,284,000	2,106,870

Issuer	Shares	Value

Common Stocks (continued)
CHINA (CONTINUED)
Industrial & Commercial Bank of China Ltd., Class H	13,895,000	$9,772,317
Kunlun Energy Co., Ltd.	1,790,000	3,813,617
KWG Property Holding Ltd.	6,253,000	3,928,864
Lenovo Group Ltd.	5,576,000	5,561,505
PetroChina Co., Ltd., Class H	8,494,000	11,185,465
Tencent Holdings Ltd.	137,500	4,397,884
Want Want China Holdings Ltd.	4,711,000	7,257,091
Wumart Stores, Inc., Class H	2,907,000	5,255,092
Zhuzhou CSR Times Electric Co., Ltd., Class H	1,346,000	3,833,696
Total		139,445,554
HONG KONG 2.1%
AAC Technologies Holdings, Inc.	630,000	3,037,567
Sa Sa International Holdings Ltd.	2,574,000	2,496,341
Sands China Ltd.	2,159,200	11,235,272
Trinity Ltd.	6,936,000	3,556,375
Total		20,325,555
INDIA 8.4%
Apollo Hospitals Enterprise Ltd.	297,062	4,585,194
Asian Paints Ltd.	62,895	5,698,398
Bharti Airtel Ltd.	1,001,018	5,383,352
Cummins India Ltd.	432,910	3,979,718
Eicher Motors Ltd.	66,032	3,112,920
Havells India Ltd	533,880	6,336,114
HCL Technologies Ltd.	370,006	5,419,792
HDFC Bank Ltd., ADR	162,032	6,063,238
Hexaware Technologies Ltd.	1,488,032	2,321,034
ICICI Bank Ltd.	459,370	8,927,328
ITC Ltd.	1,555,485	8,862,199
Jubilant Foodworks Ltd. (a)	228,952	5,263,585
Motherson Sumi Systems Ltd.	766,399	2,741,979
Tata Motors Ltd.	1,400,041	6,830,394
Titan Industries Ltd.	1,352,101	6,386,412
Total		81,911,657
INDONESIA 6.6%
PT Ace Hardware Indonesia Tbk	45,347,500	3,884,115
PT AKR Corporindo Tbk	7,347,000	3,791,235
PT Astra International Tbk	9,042,500	7,378,387
PT Bank Tabungan Pensiunan Nasional Tbk (a)	11,325,000	6,176,743
PT Gudang Garam Tbk	1,519,000	7,668,895
PT Matahari Department Store Tbk (a)	4,835,500	5,473,682
PT Nippon Indosari Corpindo Tbk	10,234,000	7,594,091
PT Semen Indonesia Persero Tbk	6,572,500	12,005,779

Issuer	Shares	Value

Common Stocks (continued)
INDONESIA (CONTINUED)
PT Sumber Alfaria Trijaya Tbk	10,495,000	$7,020,067
PT Tower Bersama Infrastructure Tbk (a)	5,690,000	3,546,942
Total		64,539,936
MEXICO 4.4%
Alfa SAB de CV, Class A	3,131,000	7,645,334
Alsea SAB de CV	1,101,300	3,163,525
Fomento Economico Mexicano SAB de CV, ADR	53,103	6,027,191
Grupo Financiero Banorte SAB de CV, Class O	1,620,800	12,949,131
Grupo Financiero Santander Mexico SAB de CV, ADR, Class B (a)	849,595	13,109,251
Total		42,894,432
PANAMA 0.8%
Copa Holdings SA, Class A	63,768	7,627,291
PERU 1.4%
Credicorp Ltd.	81,762	13,576,580
PHILIPPINES 5.5%
Ayala Land, Inc.	4,265,600	3,424,982
BDO Unibank, Inc. (a)	2,583,201	5,683,314
Energy Development Corp.	32,444,500	5,128,902
GT Capital Holdings, Inc.	525,010	9,416,604
International Container Terminal Services, Inc.	905,510	2,042,249
Metropolitan Bank & Trust	3,999,000	11,465,064
Security Bank Corp.	2,176,430	9,710,571
SM Prime Holdings, Inc.	4,270,000	1,999,970
Universal Robina Corp.	1,822,590	5,046,622
Total		53,918,278
POLAND 0.8%
Eurocash SA	484,338	7,903,766
RUSSIAN FEDERATION 4.1%
Magnit OJSC, GDR (b)	231,371	10,446,401
Mail.ru Group Ltd., GDR (b)	152,971	4,237,297
Mobile Telesystems OJSC, ADR	342,140	7,095,983
NovaTek OAO	348,120	3,523,652
Sberbank of Russia	4,865,756	15,380,655
Total		40,683,988

Issuer	Shares	Value

Common Stocks (continued)
SINGAPORE 0.5%
Hutchison Port Holdings Trust	6,116,000	$5,218,281
SOUTH AFRICA 3.5%
AVI Ltd.	1,252,438	7,315,525
Clicks Group Ltd.	789,186	4,976,988
Discovery Ltd.	542,015	4,611,840
FirstRand Ltd.	1,711,356	5,992,808
Life Healthcare Group Holdings Ltd.	1,195,700	4,499,170
Shoprite Holdings Ltd.	356,161	7,080,381
Total		34,476,712
SOUTH KOREA 13.1%
Duksan Hi-Metal Co., Ltd. (a)	130,572	3,198,253
Huchems Fine Chemical Corp.	179,500	3,913,115
Hyundai Mobis	29,540	8,292,619
Hyundai Motor Co.	85,466	17,276,518
Iljin Display Co., Ltd.	168,500	3,415,145
LG Chem Ltd.	14,327	3,437,205
LG Display Co., Ltd. (a)	373,130	10,911,256
Samsung Electronics Co., Ltd.	38,466	52,430,328
Samsung SDI Co., Ltd.	50,395	6,396,027
SK Hynix, Inc. (a)	329,200	8,715,852
SK Innovation Co., Ltd.	46,955	6,913,918
Suprema, Inc. (a)	203,803	4,106,237
Total		129,006,473
TAIWAN 6.8%
Airtac International Group	878,000	4,485,165
Epistar Corp.	1,519,000	2,724,699
Far EasTone Telecommunications Co., Ltd.	4,210,000	9,547,825
Giant Manufacturing Co., Ltd.	898,000	5,076,493
Hon Hai Precision Industry Co., Ltd.	4,075,000	11,340,793
MediaTek, Inc.	571,000	6,525,805
PChome Online, Inc.	547,585	2,259,823
Taiwan Semiconductor Manufacturing Co., Ltd.	916,838	3,070,725
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	493,640	8,485,672
Tong Hsing Electronic Industries Ltd.	910,000	3,882,094
TPK Holding Co., Ltd.	473,000	9,469,540
Total		66,868,634
THAILAND 7.2%
Advanced Information Service PCL, Foreign Registered Shares	1,523,900	12,311,549
Bangkok Bank PCL, NVDR	2,165,632	16,479,240

Issuer	Shares	Value

Common Stocks (continued)
THAILAND (CONTINUED)
BEC World PCL, Foreign Registered Shares	3,906,500	$8,561,261
CP ALL PCL, Foreign Registered Shares	3,517,300	5,503,536
Home Product Center PCL, Foreign Registered Shares	4,328,140	2,492,195
Kasikornbank PCL, Foreign Registered Shares	1,736,900	12,435,784
Robinson Department Store PCL, Foreign Registered Shares	2,670,300	6,998,443
Siam Cement PCL, NVDR	328,600	5,398,573
Total		70,180,581
TURKEY 6.4%
Anadolu Hayat Emeklilik AS	834,304	2,766,719
Arcelik AS	1,512,934	10,703,341
Ford Otomotiv Sanayi AS	570,437	8,197,293
Tofas Turk Otomobil Fabrikasi AS	1,603,526	11,565,807
Turk Traktor ve Ziraat Makineleri AS	184,573	6,069,802
Turkiye Garanti Bankasi AS	1,652,174	8,766,302

Issuer	Shares	Value

Common Stocks (continued)
TURKEY (CONTINUED)
Turkiye Halk Bankasi AS	1,387,558	$14,839,577
Total		62,908,841
Total Common Stocks (Cost: $821,127,290)		$967,442,639

Preferred Stocks 0.4%
SOUTH KOREA 0.4%
Samsung Electronics Co., Ltd.	5,210	$4,079,489
Total Preferred Stocks (Cost: $4,201,833)		$4,079,489

	Shares	Value

Money Market Funds 0.9%
Columbia Short-Term Cash Fund, 0.132% (c)(d)	9,124,547	$9,124,547
Total Money Market Funds (Cost: $9,124,547)		$9,124,547
Total Investments
(Cost: $834,453,670) (e)		$980,646,675(f)
Other Assets & Liabilities, Net		953,677
Net Assets		$981,600,352

Notes to Portfolio of Investments

(a)	Non-income producing.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2013, the value of these securities amounted to $14,683,698 or 1.50% of net assets.

(c)	The rate shown is the seven-day current annualized yield at March 31, 2013.
(d)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2013, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Ending Cost ($)	Dividends – Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	3,983,066	81,707,403	(76,565,922)	9,124,547	2,297	9,124,547

(e)

At March 31, 2013, the cost of securities for federal income tax purposes was approximately $834,454,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$168,724,000
Unrealized Depreciation	(22,531,000)
Net Unrealized Appreciation	$146,193,000

(f)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-voting Depository Receipt

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2.  The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements – Security Valuation in the most recent Annual Report dated December 31, 2012.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third- party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2013:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	25,786,746	139,089,628	—	164,876,374
Consumer Staples	24,502,454	91,930,654	—	116,433,108
Energy	21,362,135	57,241,260	—	78,603,395
Financials	65,660,951	160,095,176	—	225,756,127
Health Care	11,454,780	9,084,365	—	20,539,145
Industrials	27,419,599	58,434,700	—	85,854,299
Information Technology	18,283,216	155,528,527	—	173,811,743
Materials	10,133,410	34,569,002	—	44,702,412
Telecommunication Services	7,095,984	35,813,142	—	42,909,126
Utilities	—	13,956,910	—	13,956,910
Preferred Stocks
Information Technology	—	4,079,489	—	4,079,489
Total Equity Securities	211,699,275	759,822,853	—	971,522,128
Other
Money Market Funds	9,124,547	—	—	9,124,547
Total Other	9,124,547	—	—	9,124,547
Total	220,823,822	759,822,853	—	980,646,675

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.  These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.  The models utilized by the third party statistical pricing service take into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

There were no transfers of financial assets between Levels 1 and 2 during the period.

The following table is a reconciliation of Level 3 assets for which significant observable and/or unobservable inputs were used to determine fair value.

Common
Stocks
Balance as of December 31, 2012	7,366,741
Accrued discounts/premiums	—
Realized gain (loss)	(8,277)
Change in unrealized appreciation (depreciation)	958,031
Sales	—
Purchases	—
Transfers into Level 3	—
Transfers out of Level 3	(8,316,495)
Balance as of March 31, 2013	—

The Fund does not hold any significant investments with unobservable inputs which are categorized as Level 3.

Financial assets were transferred from Level 3 to Level 2 as observable market inputs were utilized and management’s determination that there was sufficient, reliable and observable market data to value these assets as of period end, March 31, 2013.

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

Portfolio of Investments

Columbia Variable Portfolio – Global Bond Fund

March 31, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Coupon Rate		Principal Amount	Value

Corporate Bonds & Notes(a) 23.1%
AUSTRALIA 0.5%
Woodside Finance Ltd. (b)
11/10/14	4.500%		$3,535,000	$3,734,112
05/10/21	4.600%		3,140,000	3,496,770
Total				7,230,882
BELGIUM —%
Calcipar SA Senior Secured (b)
05/01/18	6.875%		429,000	456,885
CANADA 1.0%
Bombardier, Inc. (b)
Senior Notes
01/15/16	4.250%		82,000	85,075
01/15/23	6.125%		40,000	41,400
Inmet Mining Corp. (b)
06/01/20	8.750%		250,000	277,500
06/01/21	7.500%		120,000	129,900
MDC Partners, Inc. (b)
04/01/20	6.750%		207,000	209,070
MEG Energy Corp. (b)
03/15/21	6.500%		262,000	279,030
Petro-Canada Senior Unsecured
05/15/18	6.050%		4,730,000	5,699,328
Quebecor Media, Inc. Senior Unsecured (b)
01/15/23	5.750%		152,000	155,040
Toronto-Dominion Bank (The) Senior Unsecured
05/14/15	5.375%	EUR	2,100,000	2,964,451
TransAlta Corp. Senior Unsecured
01/15/15	4.750%		5,585,000	5,896,660
Videotron Ltd.
07/15/22	5.000%		18,000	18,270
Total				15,755,724
CHINA —%
Studio City Finance Ltd. (b)
12/01/20	8.500%		317,000	348,288
FRANCE 0.4%
France Telecom SA Senior Unsecured
02/21/17	4.750%	EUR	3,435,000	5,000,569

Issuer	Coupon Rate		Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
FRANCE (CONTINUED)
Veolia Environnement SA Senior Unsecured
01/16/17	4.375%	EUR	$535,000	$767,318
Total				5,767,887
GERMANY 0.1%
E.ON International Finance BV
10/02/17	5.500%	EUR	1,040,000	1,582,763
Unitymedia Hessen GmbH & Co. KG NRW Senior Secured (b)
01/15/23	5.500%		209,000	214,748
Total				1,797,511
ITALY —%
Wind Acquisition Finance SA Senior Secured (b)
02/15/18	7.250%		74,000	77,145
LUXEMBOURG 0.1%
Intelsat Jackson Holdings SA
04/01/19	7.250%		150,000	163,875
10/15/20	7.250%		964,000	1,059,195
Total				1,223,070
NETHERLANDS 1.1%
Allianz Finance II BV
11/23/16	4.000%	EUR	750,000	1,067,206
BMW Finance NV
09/19/13	8.875%	EUR	1,950,000	2,598,574
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA Senior Unsecured
07/03/14	6.750%	AUD	2,300,000	2,486,576
Deutsche Telekom International Finance BV
01/19/15	4.000%	EUR	3,755,000	5,088,760
ING Groep NV Senior Unsecured
05/31/17	4.750%	EUR	3,125,000	4,498,367
LyondellBasell Industries NV
Senior Unsecured
11/15/21	6.000%		499,000	591,315
04/15/24	5.750%		144,000	168,840
NXP BV/Funding LLC (b)
02/15/21	5.750%		201,000	208,538
Senior Secured
08/01/18	9.750%		100,000	114,000
Schaeffler Finance BV Senior Secured (b)
02/15/19	8.500%		550,000	627,000
Total				17,449,176

Issuer	Coupon Rate		Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
SINGAPORE —%
Flextronics International Ltd. (b)
02/15/20	4.625%		$186,000	$187,860
02/15/23	5.000%		148,000	147,630
Total				335,490
SUPRA-NATIONAL 0.2%
Council of Europe Development Bank Senior Unsecured
09/16/14	5.750%	AUD	2,300,000	2,469,371
UNITED KINGDOM 0.6%
British Sky Broadcasting Group PLC (b)
11/26/22	3.125%		4,160,000	4,148,211
Jaguar Land Rover Automotive PLC (b)
02/01/23	5.625%		250,000	259,687
SABMiller PLC Senior Unsecured (b)
07/15/18	6.500%		3,565,000	4,374,105
Total				8,782,003
UNITED STATES 19.1%
ADS Tactical, Inc. Senior Secured (b)
04/01/18	11.000%		400,000	398,000
AES Corp. (The) Senior Unsecured
07/01/21	7.375%		266,000	308,560
AMC Entertainment, Inc.
06/01/19	8.750%		176,000	193,160
AMC Networks, Inc.
07/15/21	7.750%		620,000	701,375
ARAMARK Corp. Senior Unsecured (b)
03/15/20	5.750%		140,000	143,150
AT&T, Inc. Senior Unsecured (b)
06/15/45	4.350%		6,345,000	5,835,724
Access Midstream Partners LP/Finance Corp.
05/15/23	4.875%		285,000	281,437
Actuant Corp.
06/15/22	5.625%		239,000	247,962
Aetna, Inc. Senior Unsecured
11/15/22	2.750%		1,355,000	1,325,855
Air Lease Corp.
03/01/20	4.750%		343,000	351,575
Alliance Data Systems Corp. (b)
12/01/17	5.250%		143,000	148,363
04/01/20	6.375%		216,000	232,740

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
UNITED STATES (CONTINUED)
Ally Financial, Inc.
02/15/17	5.500%	$177,000	$191,469
09/15/20	7.500%	920,000	1,122,400
Alpha Natural Resources, Inc.
04/15/18	9.750%	284,000	304,590
American Axle & Manufacturing, Inc.
03/15/21	6.250%	98,000	100,450
Amkor Technology, Inc.
05/01/18	7.375%	375,000	392,812
Amsurg Corp. (b)
11/30/20	5.625%	94,000	98,935
Anadarko Petroleum Corp. Senior Unsecured
09/15/16	5.950%	1,245,000	1,433,128
Anixter, Inc.
05/01/19	5.625%	122,000	129,930
Antero Resources Finance Corp.
12/01/17	9.375%	29,000	31,465
08/01/19	7.250%	104,000	112,710
Apex Tool Group LLC (b)
02/01/21	7.000%	54,000	57,240
Appalachian Power Co. Senior Unsecured
03/30/21	4.600%	2,137,000	2,433,863
Arch Coal, Inc. (b)
06/15/19	9.875%	118,000	120,950
Ashland, Inc. (b)
08/15/22	4.750%	145,000	146,813
08/15/22	4.750%	47,000	47,823
Ashtead Capital, Inc. Secured (b)
07/15/22	6.500%	54,000	58,725
Atwood Oceanics, Inc. Senior Unsecured
02/01/20	6.500%	989,000	1,075,537
AutoNation, Inc.
02/01/20	5.500%	115,000	124,775
Avis Budget Car Rental LLC/Finance, Inc.
03/15/20	9.750%	145,000	171,101
B/E Aerospace, Inc. Senior Unsecured
04/01/22	5.250%	545,000	563,394
Ball Corp.
09/15/20	6.750%	538,000	591,800
03/15/22	5.000%	78,000	81,120
Bank of America Corp.
Senior Unsecured
05/13/21	5.000%	2,140,000	2,398,750
01/11/23	3.300%	2,135,000	2,105,236
Biomet, Inc. (b)
08/01/20	6.500%	360,000	382,050

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
UNITED STATES (CONTINUED)
Brocade Communications Systems, Inc. Senior Secured
01/15/20	6.875%	$480,000	$525,600
Burlington Northern Santa Fe LLC
Senior Unsecured
06/01/41	5.400%	715,000	813,377
03/15/43	4.450%	2,040,000	2,063,444
CBRE Services, Inc.
03/15/23	5.000%	65,000	65,731
CCO Holdings LLC/Capital Corp.
01/31/22	6.625%	257,000	275,632
09/30/22	5.250%	420,000	412,650
CCO Holdings LLC/Capital Corp. (b)
03/15/21	5.250%	165,000	165,000
CHS/Community Health Systems, Inc.
11/15/19	8.000%	183,000	202,672
07/15/20	7.125%	77,000	83,545
Senior Secured
08/15/18	5.125%	254,000	266,065
CIT Group, Inc.
Senior Unsecured
03/15/18	5.250%	167,000	180,360
05/15/20	5.375%	191,000	209,622
08/15/22	5.000%	101,000	107,847
CIT Group, Inc. (b)
Senior Unsecured
02/15/19	5.500%	521,000	571,797
CMS Energy Corp.
Senior Unsecured
12/15/15	6.875%	1,880,000	2,143,875
03/31/43	4.700%	800,000	799,978
CNH Capital LLC
11/01/16	6.250%	272,000	300,560
CONSOL Energy, Inc.
03/01/21	6.375%	150,000	154,875
CSC Holdings, Inc. Senior Unsecured
11/15/21	6.750%	565,000	635,625
CSX Corp.
Senior Unsecured
03/15/18	6.250%	8,614,000	10,473,918
03/15/44	4.100%	200,000	188,936
Calpine Corp. Senior Secured (b)
02/15/21	7.500%	275,000	301,812
Cardinal Health, Inc. Senior Unsecured
12/15/20	4.625%	2,360,000	2,646,131
Cardtronics, Inc.
09/01/18	8.250%	550,000	602,250
Carolina Power & Light Co. 1st Mortgage
05/15/42	4.100%	855,000	853,524

Issuer	Coupon Rate		Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
UNITED STATES (CONTINUED)
Carrizo Oil & Gas, Inc.
10/15/18	8.625%		$258,000	$282,510
Case New Holland, Inc.
12/01/17	7.875%		541,000	632,970
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp. (b)
03/15/21	5.250%		110,000	109,313
Celanese U.S. Holdings LLC
06/15/21	5.875%		291,000	317,190
Cequel Communications Holdings I LLC/Capital Corp. Senior Unsecured (b)
09/15/20	6.375%		299,000	310,212
Chesapeake Energy Corp.
08/15/20	6.625%		250,000	273,125
02/15/21	6.125%		620,000	659,525
Choice Hotels International, Inc.
07/01/22	5.750%		85,000	94,350
Chrysler Group LLC/Co-Issuer, Inc. Secured
06/15/19	8.000%		120,000	131,550
Cimarex Energy Co.
05/01/22	5.875%		441,000	474,075
Cinemark USA, Inc. (b)
12/15/22	5.125%		84,000	84,420
Citigroup, Inc. Senior Unsecured
08/02/19	5.000%	EUR	1,905,000	2,859,104
Clean Harbors, Inc.
08/01/20	5.250%		176,000	181,720
Clean Harbors, Inc. (b)
06/01/21	5.125%		461,000	470,220
Clear Channel Worldwide Holdings, Inc. (b)
11/15/22	6.500%		139,000	144,908
11/15/22	6.500%		376,000	396,680
Cleveland Electric Illuminating Co. (The) 1st Mortgage
11/15/18	8.875%		2,450,000	3,255,266
Clorox Co. (The) Senior Unsecured
09/15/22	3.050%		1,625,000	1,639,466
Colorado Interstate Gas Co. LLC Senior Unsecured
11/15/15	6.800%		2,231,000	2,564,595
Columbus McKinnon Corp.
02/01/19	7.875%		161,000	172,270
Comstock Resources, Inc.
06/15/20	9.500%		402,000	440,190
ConAgra Foods, Inc. Senior Unsecured
09/15/22	3.250%		3,945,000	3,974,086

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
UNITED STATES (CONTINUED)
Concho Resources, Inc.
01/15/21	7.000%	$274,000	$301,400
01/15/22	6.500%	271,000	295,390
Continental Resources, Inc.
10/01/20	7.375%	60,000	67,650
04/01/21	7.125%	118,000	133,488
09/15/22	5.000%	929,000	987,062
Corrections Corp. of America (b)(c)
Senior Notes
04/01/20	4.125%	114,000	116,138
Senior Unsecured
05/01/23	4.625%	101,000	103,399
Cott Beverages, Inc.
09/01/18	8.125%	99,000	108,158
Crown Castle International Corp. Senior Unsecured
01/15/23	5.250%	46,000	46,805
CyrusOne LLP/Finance Corp. (b)
11/15/22	6.375%	161,000	168,648
DISH DBS Corp.
06/01/21	6.750%	640,000	710,400
07/15/22	5.875%	197,000	206,604
DaVita HealthCare Partners, Inc.
08/15/22	5.750%	190,000	197,363
Delphi Corp.
05/15/21	6.125%	45,000	49,500
DigitalGlobe, Inc. (b)
02/01/21	5.250%	86,000	85,463
Dollar General Corp.
07/15/17	4.125%	509,000	546,539
Dow Chemical Co. (The) Senior Unsecured
11/15/22	3.000%	3,700,000	3,636,367
Duke Energy Corp. Senior Unsecured
09/15/21	3.550%	3,560,000	3,784,732
E*TRADE Financial Corp. Senior Unsecured
11/15/19	6.375%	194,000	205,155
EP Energy Holdings LLC/Bond Co., Inc. Senior Unsecured PIK (b)
12/15/17	8.125%	116,000	121,800
EP Energy LLC/Everest Acquisition Finance, Inc.
09/01/22	7.750%	37,000	40,885
Senior Secured
05/01/19	6.875%	292,000	319,740
EP Energy LLC/Finance, Inc. Senior Unsecured
05/01/20	9.375%	162,000	187,110
ERAC U.S.A. Finance LLC (b)
03/15/42	5.625%	2,855,000	3,182,837

Issuer	Coupon Rate		Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
UNITED STATES (CONTINUED)
Eagle Spinco, Inc. (b)
02/15/21	4.625%		$115,000	$117,013
El Paso LLC
09/15/20	6.500%		972,000	1,074,060
01/15/32	7.750%		25,000	27,979
Embarq Corp. Senior Unsecured
06/01/36	7.995%		2,765,000	2,910,743
Enterprise Products Operating LLC
03/15/44	4.850%		2,535,000	2,587,911
Equinix, Inc.
Senior Unsecured
04/01/20	4.875%		37,000	37,278
07/15/21	7.000%		420,000	465,150
FTI Consulting, Inc. (b)
11/15/22	6.000%		70,000	74,025
First Data Corp. Senior Secured (b)
06/15/19	7.375%		401,000	427,065
Florida Power Corp. 1st Mortgage
06/15/18	5.650%		380,000	455,331
Fresenius Medical Care U.S. Finance II, Inc. (b)
01/31/22	5.875%		24,000	26,790
Fresenius Medical Care U.S. Finance, Inc. (b)
09/15/18	6.500%		63,000	71,820
02/15/21	5.750%		470,000	520,525
Frontier Communications Corp.
Senior Unsecured
07/01/21	9.250%		62,000	71,145
04/15/22	8.750%		174,000	193,575
01/15/23	7.125%		220,000	222,750
Frontier Communications Corp. (c)
Senior Unsecured
04/15/24	7.625%		54,000	55,553
General Electric Capital Corp. Senior Unsecured
10/17/21	4.650%		12,245,000	13,708,914
General Electric Co. Senior Unsecured
10/09/42	4.125%		410,000	411,043
Gibraltar Industries, Inc. (b)
02/01/21	6.250%		56,000	59,360
Goldman Sachs Group, Inc. (The)
Senior Unsecured
05/02/18	6.375%	EUR	1,125,000	1,742,338
06/15/20	6.000%		2,515,000	2,968,241
01/22/23	3.625%		2,870,000	2,873,322
Graphic Packaging International, Inc.
10/01/18	7.875%		98,000	108,535
Graphic Packaging International, Inc. (c)
04/15/21	4.750%		145,000	147,175

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
UNITED STATES (CONTINUED)
H&E Equipment Services, Inc. (b)
09/01/22	7.000%	$147,000	$161,700
HCA, Inc.
Senior Secured
02/15/20	6.500%	888,000	1,001,775
05/01/23	4.750%	18,000	17,910
HJ Heinz Co. Senior Secured (b)(c)
10/15/20	4.250%	429,000	429,536
Health Management Associates, Inc.
01/15/20	7.375%	260,000	285,350
Hertz Corp. (The)
01/15/21	7.375%	313,000	348,212
Hiland Partners LP/Finance Corp. (b)
10/01/20	7.250%	296,000	323,380
Hologic, Inc. (b)(c)
08/01/20	6.250%	41,000	43,614
Hughes Satellite Systems Corp. Senior Secured
06/15/19	6.500%	439,000	481,802
Huntington Ingalls Industries, Inc.
03/15/21	7.125%	150,000	163,125
Huntsman International LLC
11/15/20	4.875%	83,000	83,623
IMS Health, Inc. Senior Unsecured (b)
11/01/20	6.000%	126,000	131,355
Indiana Michigan Power Co. Senior Unsecured
03/15/37	6.050%	2,843,000	3,423,512
Interface, Inc.
12/01/18	7.625%	129,000	139,643
Interline Brands, Inc.
11/15/18	7.500%	550,000	596,750
International Lease Finance Corp.
Senior Unsecured
04/15/18	3.875%	32,000	31,920
12/15/20	8.250%	638,000	781,550
04/15/21	4.625%	53,000	52,868
Ipalco Enterprises, Inc. Senior Secured
05/01/18	5.000%	203,000	219,240
JM Huber Corp. Senior Notes (b)
11/01/19	9.875%	450,000	507,937
JMC Steel Group, Inc. Senior Notes (b)
03/15/18	8.250%	281,000	297,860

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
UNITED STATES (CONTINUED)
JPMorgan Chase & Co. Senior Unsecured
01/25/23	3.200%	$2,305,000	$2,301,271
KB Home
03/15/20	8.000%	76,000	87,590
09/15/22	7.500%	68,000	76,670
Kansas Gas & Electric Co. 1st Mortgage (b)
06/15/19	6.700%	1,000,000	1,279,116
Kinder Morgan Energy Partners LP Senior Unsecured
08/15/42	5.000%	4,355,000	4,414,890
Kraft Foods Group, Inc.
Senior Unsecured
08/23/18	6.125%	705,000	857,474
02/10/20	5.375%	120,000	143,192
06/04/42	5.000%	1,530,000	1,640,489
Kratos Defense & Security Solutions, Inc. Senior Secured
06/01/17	10.000%	202,000	222,200
L Brands, Inc.
04/01/21	6.625%	604,000	682,520
L-3 Communications Corp.
11/15/16	3.950%	3,150,000	3,402,844
02/15/21	4.950%	1,320,000	1,475,685
Lamar Media Corp.
02/01/22	5.875%	380,000	411,350
Laredo Petroleum, Inc.
05/01/22	7.375%	432,000	473,040
Lear Corp.
03/15/18	7.875%	370,000	401,450
Level 3 Financing, Inc.
04/01/19	9.375%	222,000	248,906
Libbey Glass, Inc. Senior Secured
05/15/20	6.875%	160,000	172,600
Liberty Mutual Group, Inc. (b)
05/01/22	4.950%	2,205,000	2,417,780
Lockheed Martin Corp. Senior Unsecured (b)
12/15/42	4.070%	1,830,000	1,679,860
Lynx I Corp. Senior Secured (b)
04/15/21	5.375%	431,000	449,317
Lynx II Corp. Senior Unsecured (b)
04/15/23	6.375%	76,000	79,610
MGM Resorts International
12/15/21	6.625%	104,000	109,070
MGM Resorts International (b)
10/01/20	6.750%	28,000	29,680

Issuer	Coupon Rate		Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
UNITED STATES (CONTINUED)
Manitowoc Co., Inc. (The)
11/01/20	8.500%		$175,000	$197,750
MarkWest Energy Partners LP/Finance Corp.
06/15/22	6.250%		418,000	451,440
02/15/23	5.500%		233,000	244,067
McKesson Corp. Senior Unsecured
12/15/22	2.700%		970,000	961,866
Meritage Homes Corp.
04/01/22	7.000%		152,000	169,290
Meritage Homes Corp. (b)
Senior Unsecured
03/01/18	4.500%		86,000	85,785
MetroPCS Wireless, Inc. (b)
04/01/23	6.625%		109,000	111,180
Molson Coors Brewing Co.
05/01/22	3.500%		1,000,000	1,040,348
Morgan Stanley
Senior Unsecured
10/02/17	5.500%	EUR	2,475,000	3,621,260
07/28/21	5.500%		2,190,000	2,510,634
02/25/23	3.750%		3,870,000	3,911,742
NBCUniversal Media LLC
Senior Unsecured
04/01/21	4.375%		3,550,000	3,994,286
01/15/43	4.450%		1,325,000	1,307,682
National CineMedia LLC Senior Secured
04/15/22	6.000%		253,000	271,342
Nevada Power Co.
05/15/18	6.500%		1,200,000	1,484,082
08/01/18	6.500%		1,001,000	1,244,517
News America, Inc.
09/15/22	3.000%		10,665,000	10,544,475
NiSource Finance Corp.
09/15/17	5.250%		7,707,000	8,848,538
09/15/20	5.450%		2,358,000	2,763,583
Nielsen Finance LLC/Co. (b)
10/01/20	4.500%		353,000	352,559
Northwest Pipeline GP
Senior Unsecured
06/15/16	7.000%		2,515,000	2,966,830
04/15/17	5.950%		1,105,000	1,276,867
Nuance Communications, Inc. (b)
08/15/20	5.375%		338,000	341,380
Oasis Petroleum, Inc.
01/15/23	6.875%		305,000	335,500
Oil States International, Inc. (b)
01/15/23	5.125%		111,000	111,000
Omnicare, Inc.
06/01/20	7.750%		385,000	428,794
Oncor Electric Delivery Co. LLC
Senior Secured

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
UNITED STATES (CONTINUED)
12/01/41	4.550%	$245,000	$247,739
06/01/42	5.300%	245,000	277,509
Oshkosh Corp.
03/01/17	8.250%	247,000	268,921
03/01/20	8.500%	148,000	165,760
Pacific Gas & Electric Co. Senior Unsecured
10/01/20	3.500%	1,035,000	1,125,331
Peabody Energy Corp.
11/15/18	6.000%	721,000	766,062
Penske Automotive Group, Inc. (b)
10/01/22	5.750%	69,000	71,933
Physio-Control International, Inc. Senior Secured (b)
01/15/19	9.875%	394,000	444,235
Plains Exploration & Production Co.
11/15/20	6.500%	384,000	424,320
02/15/23	6.875%	724,000	819,930
Polypore International, Inc.
11/15/17	7.500%	440,000	471,900
Progress Energy, Inc.
Senior Unsecured
12/01/19	4.875%	5,315,000	6,129,014
04/01/22	3.150%	1,245,000	1,268,594
Prudential Financial, Inc. Senior Unsecured
05/12/41	5.625%	360,000	409,793
Public Service Co. of Colorado 1st Mortgage
03/15/43	3.950%	1,940,000	1,946,802
QEP Resources, Inc.
Senior Unsecured
03/01/21	6.875%	505,000	574,437
10/01/22	5.375%	113,000	117,238
Raytheon Co. Senior Unsecured
12/15/22	2.500%	4,200,000	4,100,859
Reed Elsevier Capital, Inc. (b)
10/15/22	3.125%	3,555,000	3,467,323
Regency Energy Partners LP/Finance Corp.
07/15/21	6.500%	724,000	796,400
Revlon Consumer Products Corp. (b)
02/15/21	5.750%	218,000	218,817
Reynolds Group Issuer, Inc./LLC
Senior Secured
08/15/19	7.875%	441,000	486,202
10/15/20	5.750%	298,000	303,587
Rockwood Specialties Group, Inc.
10/15/20	4.625%	100,000	102,500
SBA Telecommunications, Inc.
08/15/19	8.250%	156,000	171,990
SBA Telecommunications, Inc. (b)

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
UNITED STATES (CONTINUED)
07/15/20	5.750%	$231,000	$240,240
SM Energy Co. Senior Unsecured
11/15/21	6.500%	406,000	443,555
STHI Holding Corp. Secured (b)
03/15/18	8.000%	164,000	179,170
Sabine Pass Liquefaction LLC Senior Secured (b)
02/01/21	5.625%	199,000	206,462
Sally Holdings LLC/Capital, Inc.
11/15/19	6.875%	128,000	141,760
Sealed Air Corp. (b)
09/15/21	8.375%	77,000	88,165
Seneca Gaming Corp. (b)
12/01/18	8.250%	117,000	125,190
Shearer’s Foods, Inc. LLC Senior Secured (b)
11/01/19	9.000%	126,000	137,970
Sierra Pacific Power Co.
05/15/16	6.000%	8,251,000	9,520,895
Southern California Edison Co. 1st Refunding Mortgage
03/15/43	3.900%	3,415,000	3,373,228
Southern Natural Gas Co. LLC Senior Unsecured (b)
04/01/17	5.900%	11,898,000	13,867,524
Southern Star Central Corp. Senior Unsecured
03/01/16	6.750%	446,000	451,575
Spectrum Brands Escrow Corp. (b)
11/15/20	6.375%	295,000	316,756
11/15/22	6.625%	89,000	96,565
Spectrum Brands, Inc. Senior Secured
06/15/18	9.500%	314,000	355,605
Sprint Nextel Corp.
Senior Unsecured
11/15/22	6.000%	52,000	53,430
Sprint Nextel Corp. (b)
11/15/18	9.000%	1,000,000	1,236,250
Starz LLC/Finance Corp.
09/15/19	5.000%	85,000	87,550
Synovus Financial Corp. Senior Unsecured
02/15/19	7.875%	556,000	631,060
TRW Automotive, Inc. (b)
03/01/21	4.500%	135,000	137,025
Taylor Morrison Communities, Inc./Monarch, Inc. (b)
04/15/20	7.750%	638,000	684,255

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
UNITED STATES (CONTINUED)
Tempur-Pedic International, Inc. (b)
12/15/20	6.875%	$28,000	$29,890
Tenet Healthcare Corp. (b)
Senior Secured
06/01/20	4.750%	190,000	190,950
04/01/21	4.500%	29,000	28,420
Terex Corp.
04/01/20	6.500%	101,000	107,691
Tesoro Logistics LP/Finance Corp. Senior Unsecured (b)
10/01/20	5.875%	143,000	151,044
Time Warner Cable, Inc.
02/01/20	5.000%	3,570,000	4,066,698
09/15/42	4.500%	1,365,000	1,240,819
Time Warner, Inc.
03/29/41	6.250%	575,000	679,736
Toledo Edison Co. (The) Senior Secured
05/15/37	6.150%	2,330,000	2,860,585
TransDigm, Inc. (b)
10/15/20	5.500%	166,000	173,055
Transcontinental Gas Pipe Line Co. LLC
Senior Unsecured
04/15/16	6.400%	6,860,000	7,874,244
06/15/18	6.050%	1,106,000	1,344,128
08/01/42	4.450%	2,190,000	2,168,619
United Rentals North America, Inc.
05/15/20	7.375%	261,000	289,710
04/15/22	7.625%	503,000	562,102
06/15/23	6.125%	21,000	22,470
Secured
07/15/18	5.750%	316,000	342,465
United States Cellular Corp. Senior Unsecured
12/15/33	6.700%	483,000	509,145
Universal Hospital Services, Inc.
Secured
08/15/20	7.625%	150,000	161,438
Universal Hospital Services, Inc. (b)
Secured
08/15/20	7.625%	186,000	200,648
Univision Communications, Inc. (b)
Senior Secured
05/15/19	6.875%	224,000	239,680
09/15/22	6.750%	101,000	109,080
VPI Escrow Corp. (b)
10/15/20	6.375%	171,000	180,405
Vail Resorts, Inc.
05/01/19	6.500%	316,000	339,107
Valeant Pharmaceuticals International, Inc. Senior Notes (b)
10/15/20	6.375%	34,000	35,849

Issuer	Coupon Rate		Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
UNITED STATES (CONTINUED)
Verizon Communications, Inc. Senior Unsecured
11/01/42	3.850%		$4,750,000	$4,089,850
Visteon Corp.
04/15/19	6.750%		459,000	491,130
Vivint, Inc. Senior Secured (b)
12/01/19	6.375%		417,000	413,872
Waste Management, Inc.
06/30/20	4.750%		4,520,000	5,132,297
Wells Fargo & Co. Senior Unsecured
11/03/16	4.125%	EUR	1,150,000	1,637,211
Whiting Petroleum Corp.
10/01/18	6.500%		29,000	31,175
Windstream Corp.
03/15/19	7.000%		90,000	91,913
10/15/20	7.750%		490,000	531,650
Yum! Brands, Inc.
Senior Unsecured
09/15/19	5.300%		2,610,000	3,043,644
11/01/21	3.750%		545,000	570,463
Zayo Group LLC/Capital, Inc. Senior Secured
01/01/20	8.125%		424,000	474,880
tw telecom holdings, Inc.
10/01/22	5.375%		90,000	93,825
tw telecom holdings, inc.
03/01/18	8.000%		396,000	431,640
Total				296,566,829
Total Corporate Bonds & Notes (Cost: $335,848,035)				$358,260,261

Residential Mortgage-Backed Securities - Agency 5.8%
UNITED STATES 5.8%
Federal Home Loan Mortgage Corp. (d)
04/01/42- 05/01/42	3.500%		32,918,984	35,058,198
05/01/18	4.500%		94,098	100,219
10/01/18- 11/01/33	5.000%		504,878	549,993
04/01/33	6.000%		266,905	304,667
09/01/17- 08/01/33	6.500%		68,526	76,988
Federal National Mortgage Association (d)
06/01/27	2.500%		14,621,931	15,218,117
08/01/18- 09/01/40	4.500%		1,858,103	2,035,242

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Agency (continued)
UNITED STATES (CONTINUED)
12/01/18- 02/01/36	5.000%	$4,736,973	$5,152,929
02/01/18- 01/01/36	5.500%	9,215,125	10,184,250
07/01/17- 01/01/36	6.000%	7,029,490	8,000,537
04/01/17- 11/01/33	6.500%	2,553,613	2,916,801
06/01/32- 07/01/36	7.000%	1,133,623	1,303,313
05/01/32- 11/01/32	7.500%	171,101	202,404
Federal National Mortgage Association (d)(e)
01/01/41	4.000%	8,002,469	8,535,384
Government National Mortgage Association (d)
10/15/33	5.500%	275,027	318,596
Total			89,957,638
Total Residential Mortgage-Backed Securities - Agency (Cost: $85,577,244)			$89,957,638

Residential Mortgage-Backed Securities - Non-Agency 0.3%
UNITED STATES 0.3%
Harborview Mortgage Loan Trust CMO Series 2004-1 Class 4A (d)(f)
04/19/34	4.493%	616,836	613,548
Wells Fargo Mortgage-Backed Securities Trust CMO Series 2005-14 Class 2A1 (d)
12/25/35	5.500%	3,678,795	3,767,388
Total			4,380,936
Total Residential Mortgage-Backed Securities - Non-Agency (Cost: $4,061,808)			$4,380,936

Commercial Mortgage-Backed Securities - Agency 2.0%
UNITED STATES 2.0%
Government National Mortgage Association (d)
Series 2013-13 Class AC
04/16/46	1.700%	14,852,928	14,726,738
Series 2013-33 Class AC
05/16/46	1.744%	16,473,513	16,430,254
Total			31,156,992
Total Commercial Mortgage-Backed Securities - Agency (Cost: $31,085,343)			$31,156,992

Issuer	Coupon Rate	Principal Amount	Value

Commercial Mortgage-Backed Securities - Non-Agency 3.1%
UNITED STATES 3.1%
Citigroup/Deutsche Bank Commercial Mortgage Trust Series 2007-CD4 Class A4 (d)
12/11/49	5.322%	$1,300,000	$1,471,758
Credit Suisse First Boston Mortgage Securities Corp. Series 2004-C2 Class A1 (d)
05/15/36	3.819%	33,350	33,726
Extended Stay America Trust Series 2013-ESH5 Class A25 (b)(d)
12/05/31	1.830%	1,750,000	1,742,216
GE Capital Commercial Mortgage Corp. Series 2005-C1 Class A5 (d)(f)
06/10/48	4.772%	500,000	533,311
General Electric Capital Assurance Co. Series 2003-1 Class A4 (b)(d)(f)
05/12/35	5.254%	352,537	371,666
Greenwich Capital Commercial Funding Corp. Series 2007-GG9 Class A4 (d)
03/10/39	5.444%	3,525,000	4,018,126
JPMorgan Chase Commercial Mortgage Securities Corp. (b)(d)
Series 2011-C3 Class A4
02/15/46	4.717%	2,600,000	2,997,263
JPMorgan Chase Commercial Mortgage Securities Corp. (d)
Series 2005-LDP2 Class A3
07/15/42	4.697%	591,936	591,957
JPMorgan Chase Commercial Mortgage Securities Corp. (d)(f)
Series 2005-LDP3 Class ASB
08/15/42	4.893%	1,614,776	1,682,176
Series 2006-LDP6 Class ASB
04/15/43	5.490%	1,410,928	1,476,551
Series 2006-LDP7 Class ASB
04/15/45	5.871%	1,515,440	1,606,719
LB-UBS Commercial Mortgage Trust Series 2004-C2 Class A3 (d)
03/15/29	3.973%	188,173	189,621
Morgan Stanley Capital I, Inc. Series 2011-C1 Class A4 (b)(d)(f)
09/15/47	5.033%	2,400,000	2,849,062
Morgan Stanley Re-Remic Trust Series 2010-GG10 Class A4A (b)(d)(f)
08/15/45	5.787%	8,300,000	9,536,551
Rial Series 2013-LT2 Class A (b)(c)(d)
05/22/28	3.000%	11,245,000	11,245,000
S2 Hospitality LLC Series 2012-LV1 Class A (b)(d)
04/15/25	4.500%	1,417,232	1,417,581
Wachovia Bank Commercial Mortgage Trust (d)
Series 2004-C10 Class A4
02/15/41	4.748%	252,386	258,535
Series 2006-C29 Class A4
11/15/48	5.308%	2,702,500	3,050,377

Issuer	Coupon Rate		Principal Amount	Value

Commercial Mortgage-Backed Securities - Non-Agency (continued)
UNITED STATES (CONTINUED)
Wachovia Bank Commercial Mortgage Trust (d)(f)
Series 2006-C24 Class A3
03/15/45	5.558%		$2,500,000	$2,774,970
Total				47,847,166
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost: $45,146,587)				$47,847,166

Asset-Backed Securities - Non-Agency 1.8%
UNITED STATES 1.8%
American Credit Acceptance Receivables Trust Series 2013-1 Class A (b)
04/16/18	1.450%		12,420,000	12,419,323
CLI Funding LLC Series 2013-1A (b)
03/18/28	2.830%		4,300,000	4,302,993
Centre Point Funding LLC Series 2012-2A Class 1 (b)
08/20/21	2.610%		5,036,690	5,117,635
GTP Towers Issuer LLC (b)
02/15/15	4.436%		1,600,000	1,672,485
TAL Advantage V LLC Series 2013-1A Class A (b)
02/22/38	2.830%		3,743,542	3,755,513
Total				27,267,949
Total Asset-Backed Securities - Non-Agency (Cost: $27,181,584)				$27,267,949

Inflation-Indexed Bonds(a) 0.9%
JAPAN 0.9%
Japanese Government CPI-Linked Bond Senior Unsecured
03/10/18	1.400%	JPY	1,108,000,000	13,189,363
Total Inflation-Indexed Bonds (Cost: $10,118,481)				$13,189,363

U.S. Treasury Obligations 4.4%
UNITED STATES 4.4%
U.S. Treasury
03/15/14	1.250%		935,000	944,642
03/31/17	1.000%		28,655,000	29,154,227
02/15/22	2.000%		2,500,000	2,570,118
08/15/22	1.625%		1,910,000	1,885,378
11/15/41	3.125%		24,470,000	24,615,303
05/15/42	3.000%		3,610,000	3,534,414

Issuer	Coupon Rate		Principal Amount	Value

U.S. Treasury Obligations (continued)
UNITED STATES (CONTINUED)
11/15/42	2.750%		$5,535,000	$5,140,631
Total				67,844,713
Total U.S. Treasury Obligations (Cost: $66,940,463)				$67,844,713

Foreign Government Obligations(a) 44.1%
ARGENTINA 0.3%
Argentina Boden Bonds
10/03/15	7.000%		300,000	253,500
Argentina Bonar Bonds
09/12/13	7.000%		2,322,000	2,301,102
04/17/17	7.000%		1,815,000	1,465,613
Total				4,020,215
AUSTRALIA 1.2%
Australia Government Bond Senior Unsecured
05/15/13	6.500%	AUD	17,855,000	18,674,292
BELGIUM 0.5%
Belgium Government Bond
03/28/14	4.000%	EUR	5,550,000	7,382,224
BRAZIL 2.3%
Banco Nacional de Desenvolvimento Economico e Social Senior Unsecured (b)
06/16/18	6.369%		1,165,000	1,345,575
Brazil Notas do Tesouro Nacional Senior Notes
01/01/17	10.000%	BRL	55,636,000	28,762,194
Brazilian Government International Bond
01/05/16	12.500%	BRL	2,400,000	1,373,253
01/15/18	8.000%		752,778	881,503
Senior Unsecured
01/07/41	5.625%		1,830,000	2,136,525
Petrobras International Finance Co.
01/27/21	5.375%		1,170,000	1,266,387
Total				35,765,437
CANADA 3.1%
Canadian Government Bond
06/01/18	4.250%	CAD	1,100,000	1,239,783
06/01/19	3.750%	CAD	6,585,000	7,349,064
Province of British Columbia
06/18/14	5.300%	CAD	6,140,000	6,346,591
Province of Ontario
03/08/14	5.000%	CAD	13,236,000	13,496,590
Senior Unsecured

Issuer	Coupon Rate		Principal Amount	Value

Foreign Government Obligations (a) (continued)
CANADA (CONTINUED)
05/26/15	0.950%		$7,525,000	$7,594,689
Province of Quebec
12/01/17	4.500%	CAD	11,100,000	12,220,544
Total				48,247,261
COLOMBIA 0.5%
Colombia Government International Bond
Senior Unsecured
09/18/37	7.375%		1,350,000	1,930,500
01/18/41	6.125%		1,665,000	2,089,593
Corporación Andina de Fomento
06/15/22	4.375%		3,348,000	3,634,482
Ecopetrol SA Senior Unsecured
07/23/19	7.625%		455,000	569,887
Total				8,224,462
CZECH REPUBLIC 0.1%
Czech Republic Government Bond
06/16/13	3.700%	CZK	42,800,000	2,143,826
DENMARK 0.5%
Realkredit Danmark A/S
01/01/19	4.000%	DKK	39,240,000	7,679,548
EL SALVADOR 0.1%
El Salvador Government International Bond Senior Unsecured (b)
01/24/23	7.750%		760,000	919,600
FINLAND 1.7%
Finland Government Bond Senior Unsecured
04/15/21	3.500%	EUR	18,190,000	27,182,802
FRANCE 0.4%
Cie de Financement Foncier SA (b)
09/16/15	2.500%		3,900,000	4,046,203
Electricite de France SA Senior Unsecured
02/05/18	5.000%	EUR	1,450,000	2,179,493
Total				6,225,696
GERMANY 6.8%
Bayerische Landesbank Senior Unsecured
04/22/13	1.400%	JPY	576,000,000	6,122,480
Bundesrepublik Deutschland

Issuer	Coupon Rate		Principal Amount	Value

Foreign Government Obligations (a) (continued)
GERMANY (CONTINUED)
07/04/14	4.250%	EUR	$10,000,000	$13,497,889
01/04/15	3.750%	EUR	5,250,000	7,174,012
07/04/19	3.500%	EUR	7,880,000	11,950,474
07/04/27	6.500%	EUR	12,440,000	25,497,374
07/04/28	4.750%	EUR	6,270,000	11,077,277
07/04/34	4.750%	EUR	12,475,000	23,190,277
07/04/44	2.500%	EUR	5,000,000	6,809,320
Total				105,319,103
GREECE —%
Hellenic Republic Government Bond Senior Unsecured (g)
10/15/42	0.000%	EUR	2,639,700	27,553
INDONESIA 1.8%
Indonesia Government International Bond (b)
Senior Unsecured
01/17/18	6.875%		1,880,000	2,223,100
03/13/20	5.875%		300,000	346,875
05/05/21	4.875%		1,100,000	1,205,855
02/17/37	6.625%		400,000	494,000
01/17/38	7.750%		610,000	849,730
Indonesia Treasury Bond
Senior Unsecured
05/15/16	10.750%	IDR	32,410,000,000	3,908,241
11/15/20	11.000%	IDR	70,820,000,000	9,805,751
07/15/22	10.250%	IDR	62,417,000,000	8,542,956
Total				27,376,508
ITALY —%
Italy Buoni Poliennali Del Tesoro
11/01/26	7.250%	EUR	191	298
JAPAN 5.0%
Japan Government 20-Year Bond
Senior Unsecured
12/20/26	2.100%	JPY	2,343,000,000	28,747,130
09/20/29	2.100%	JPY	995,000,000	12,081,299
12/20/32	1.700%	JPY	1,821,000,000	20,301,089
Japan Government 30-Year Bond
Senior Unsecured
12/20/34	2.400%	JPY	909,000,000	11,332,512
03/20/39	2.300%	JPY	380,000,000	4,693,786
Total				77,155,816
KAZAKHSTAN 0.1%
KazMunaiGaz Finance Sub BV (b)
07/02/18	9.125%		750,000	944,925
LITHUANIA 0.5%
Lithuania Government International Bond

Issuer	Coupon Rate		Principal Amount	Value

Foreign Government Obligations (a) (continued)
LITHUANIA (CONTINUED)
Senior Unsecured
02/07/18	4.850%	EUR	$3,400,000	$4,807,197
Lithuania Government International Bond (b)
Senior Unsecured
09/14/17	5.125%		2,205,000	2,441,539
Total				7,248,736
MALAYSIA 0.6%
Petronas Capital Ltd. (b)
08/12/19	5.250%		6,025,000	6,982,800
Wakala Global Sukuk Bhd (b)
07/06/16	2.991%		2,075,000	2,176,675
Total				9,159,475
MEXICO 1.8%
Mexican Bonos
12/19/13	8.000%	MXN	10,991,000	9,141,000
12/17/15	8.000%	MXN	17,168,000	15,172,548
Mexico Government International Bond Senior Unsecured
09/27/34	6.750%		315,000	418,950
Pemex Project Funding Master Trust
03/01/18	5.750%		1,513,000	1,738,059
Petroleos Mexicanos
05/03/19	8.000%		100,000	128,000
01/24/22	4.875%		1,300,000	1,439,750
Total				28,038,307
NETHERLANDS 0.4%
Bank Nederlandse Gemeenten Senior Unsecured (b)
03/23/15	1.375%		6,370,000	6,471,283
NEW ZEALAND 0.9%
New Zealand Government Bond Senior Unsecured
03/15/19	5.000%	NZD	15,420,000	14,260,609
NORWAY 1.8%
Norway Government Bond
05/22/19	4.500%	NOK	138,550,000	27,611,557
PERU 0.1%
Peruvian Government International Bond Senior Unsecured
07/21/25	7.350%		600,000	846,900

Issuer	Coupon Rate		Principal Amount	Value

Foreign Government Obligations (a) (continued)
PHILIPPINES 0.4%
Philippine Government International Bond
Senior Unsecured
01/14/31	7.750%		$1,645,000	$2,379,081
10/23/34	6.375%		300,000	393,000
Power Sector Assets & Liabilities Management Corp. (b)
Government Guaranteed
05/27/19	7.250%		2,000,000	2,515,000
12/02/24	7.390%		200,000	268,645
Total				5,555,726
POLAND 3.3%
Poland Government Bond
04/25/13	5.250%	PLN	23,790,000	7,310,805
10/24/13	5.000%	PLN	24,000,000	7,447,590
10/25/17	5.250%	PLN	57,170,000	18,936,137
10/25/21	5.750%	PLN	51,000,000	17,858,612
Total				51,553,144
QATAR 0.3%
Qatar Government International Bond (b)
Senior Unsecured
04/09/19	6.550%		1,100,000	1,363,556
01/20/40	6.400%		200,000	256,000
Qatari Diar Finance QSC Government Guaranteed (b)
07/21/20	5.000%		1,800,000	2,052,000
Ras Laffan Liquefied Natural Gas Co., Ltd. III Senior Secured (b)
09/30/14	5.500%		890,000	945,725
Total				4,617,281
ROMANIA 0.3%
Romanian Government International Bond Senior Unsecured
06/17/16	5.250%	EUR	3,500,000	4,801,428
RUSSIAN FEDERATION 0.6%
AK Transneft OJSC Via TransCapitalInvest Ltd. Senior Unsecured (b)
03/05/14	5.670%		470,000	488,377
Gazprom OAO Via Gaz Capital SA (b)
Senior Unsecured
11/22/16	6.212%		600,000	669,000
03/07/22	6.510%		2,000,000	2,310,000
08/16/37	7.288%		570,000	689,700
Russian Foreign Bond - Eurobond Senior Unsecured (b)(f)
03/31/30	7.500%		4,444,625	5,505,779
Total				9,662,856

Issuer	Coupon Rate		Principal Amount	Value

Foreign Government Obligations (a) (continued)
SOUTH AFRICA 0.4%
South Africa Government Bond
12/21/14	8.750%	ZAR	$52,890,000	$6,072,805
SOUTH KOREA 0.6%
Export-Import Bank of Korea
Senior Unsecured
01/21/14	8.125%		3,430,000	3,627,026
01/14/15	5.875%		1,820,000	1,970,925
04/11/22	5.000%		3,300,000	3,815,741
Total				9,413,692
SWEDEN 1.3%
Nordea Hypotek AB
06/19/13	4.250%	SEK	44,400,000	6,857,320
Sweden Government Bond
08/12/17	3.750%	SEK	39,250,000	6,670,612
06/01/22	3.500%	SEK	35,400,000	6,251,864
Total				19,779,796
TURKEY 0.5%
Turkey Government International Bond
Senior Unsecured
02/16/17	5.500%	EUR	3,400,000	4,836,833
11/07/19	7.500%		225,000	281,321
06/05/20	7.000%		1,330,000	1,632,575
03/30/21	5.625%		500,000	570,250
03/17/36	6.875%		1,010,000	1,244,825
Total				8,565,804
UNITED KINGDOM 5.2%
United Kingdom Gilt
09/07/16	4.000%	GBP	12,860,000	21,974,823
03/07/19	4.500%	GBP	5,070,000	9,292,403
09/07/21	3.750%	GBP	1,200,000	2,145,675
03/07/25	5.000%	GBP	2,955,000	5,887,568
12/07/27	4.250%	GBP	5,500,000	10,270,052
03/07/36	4.250%	GBP	4,080,000	7,535,341
12/07/38	4.750%	GBP	5,000,000	9,950,329
12/07/40	4.250%	GBP	4,200,000	7,746,706
12/07/49	4.250%	GBP	3,520,000	6,545,930
Total				81,348,827
URUGUAY 0.1%
Uruguay Government International Bond Senior Unsecured
03/21/36	7.625%		1,500,000	2,159,250
VENEZUELA 0.6%
Petroleos de Venezuela SA
04/12/17	5.250%		2,890,000	2,507,075
11/02/17	8.500%		510,000	495,975

Issuer	Coupon Rate	Principal Amount	Value

Foreign Government Obligations (a) (continued)
VENEZUELA (CONTINUED)
Senior Unsecured
10/28/15	5.000%	$1,500,000	$1,383,750
Venezuela Government International Bond
Senior Unsecured
02/26/16	5.750%	1,650,000	1,555,125
05/07/23	9.000%	3,484,000	3,335,930
Total			9,277,855
Total Foreign Government Obligations (Cost: $637,962,432)			$683,734,897

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans 0.3%
AUSTRALIA —%
FMG Resources August 2006 Proprietary Ltd. Term Loan (f)(h)
10/16/17	5.250%	507,450	513,205
CAYMAN ISLANDS —%
Vantage Drilling Tranche B Term Loan (c)(f)(h)
03/28/19	5.750%	44,000	44,165
UNITED STATES 0.3%
Alliant Holdings I, Inc. Term Loan (f)(h)
12/20/19	5.000%	77,000	77,899
Ancestry.com, Inc. Term Loan (f)(h)
12/28/18	7.000%	339,150	339,937
Apex Tool Group LLC Term Loan (f)(h)
01/31/20	4.500%	37,000	37,473
Asurion LLC Tranche B1 Term Loan (f)(h)
05/24/19	4.500%	30,923	31,228
Blue Coat Systems, Inc. Term Loan (f)(h)
02/15/18	5.750%	92,535	93,172
CPM Acquisition Corp. 1st Lien Term Loan (f)(h)
08/29/17	6.250%	463,670	465,701
ConvaTec, Inc. Term Loan (f)(h)
12/22/16	5.000%	35,000	35,499
Cumulus Media Holdings, Inc. 2nd Lien Term Loan (f)(h)
09/16/19	7.500%	126,021	129,697

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
UNITED STATES (CONTINUED)
Dupont Performance Coatings, Inc. Tranche B Term Loan (f)(h)
01/03/20	4.750%	$57,000	$57,736
Hostess Brands, Inc. 1st Lien Term Loan (c)(f)(h)
02/25/20	6.750%	83,000	84,867
Integra Telecom Holdings, Inc. Term Loan (c)(f)(h)
02/22/19	6.000%	56,000	56,709
Lonestar Intermediate Super Holdings LLC Term Loan (f)(h)
09/02/19	11.000%	618,000	661,649
New Breed, Inc. Term Loan (f)(h)
10/01/19	6.000%	533,662	536,331
PQ Corp. Term Loan (c)(f)(h)
08/07/17	4.500%	282,292	285,293
Rite Aid Corp. 2nd Lien Term Loan (c)(f)(h)
08/21/20	5.750%	142,000	146,970
ROC Finance LLC 1st Lien Term Loan (c)(f)(h)
03/28/19	5.000%	104,000	104,456
Serta Simmons Holdings LLC Term Loan (f)(h)
10/01/19	5.002%	405,000	410,265
Spectrum Brands, Inc. Term Loan (f)(h)
12/17/19	4.500%	31,920	32,359
Sun Products Corp. (The) Tranche B Term Loan (c)(f)(h)
03/23/20	5.500%	122,000	123,067
United Surgical Partners International, Inc. Tranche B Term Loan (c)(f)(h)
04/03/19	5.030%	44,888	45,098
WideOpenWest Finance LLC Term Loan (f)(h)
07/17/18	6.250%	82,377	83,188
Total			3,838,594
Total Senior Loans (Cost: $4,257,655)			$4,395,964

Issuer	Coupon Rate		Principal Amount	Value

Treasury Bills 0.8%
NORWAY 0.8%
Norway Treasury Bills (g)
12/18/13	0.000%	NOK	$74,100,000	$12,538,178
Total Treasury Bills (Cost: $13,182,697)				$12,538,178

	Shares	Value

Money Market Funds 9.2%
Columbia Short-Term Cash Fund, 0.132% (i)(j)	142,510,520	$142,510,520
Total Money Market Funds (Cost: $142,510,520)		$142,510,520
Total Investments
(Cost: $1,403,872,849) (k)		$1,483,084,577(l)
Other Assets & Liabilities, Net		65,639,587
Net Assets		$1,548,724,164

Investments in Derivatives
Futures Contracts Outstanding at March 31, 2013

	Number of	Notional
	Contracts	Market	Expiration	Unrealized	Unrealized
Contract Description	Long (Short)	Value ($)	Date	Appreciation ($)	Depreciation ($)
Euro-Bobl, 5-year	259	42,070,958	June 2013	276,850	—
Euro-Bund, 10-year	(626)	(116,746,791)	June 2013	—	(662,533)
United Kingdom Long GILT, 10-year	650	117,312,154	June 2013	2,738,262	—
U.S. Treasury Note, 5-year	(263)	(32,626,383)	July 2013	—	(122,411)
U.S. Treasury Note, 10-year	(784)	(103,475,754)	June 2013	—	(393,758)
U.S. Treasury Ultra Bond, 30-year	(14)	(2,206,313)	June 2013	8,292	—
Total				3,023,404	(1,178,702)

Forward Foreign Currency Exchange Contracts Open at March 31, 2013

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation ($)	Unrealized Depreciation ($)
J.P. Morgan Securities, Inc.	April 5, 2013	27,833,000	8,716,881	173,396	—
		(PLN)	(USD)
HSBC Securities (USA), Inc.	April 5, 2013	12,142,379	11,938,000	284,093	—
		(USD)	(AUD)
HSBC Securities (USA), Inc.	April 10, 2013	9,889,398	10,178,000	128,090	—
		(USD)	(CAD)
Citigroup Global Markets Inc.	April 11, 2013	15,968,964	17,391,000,000	—	(350,402)
		(USD)	(KRW)
J.P. Morgan Securities, Inc.	April 15, 2013	9,384,460	11,718,000	63,170	—
		(USD)	(SGD)
Standard Chartered Bank	April 17, 2013	4,388,000	4,270,221	—	(47,933)
		(CAD)	(USD)
UBS Securities	April 17, 2013	71,082,000	69,592,716	—	(357,841)
		(CAD)	(USD)
Standard Chartered Bank	April 17, 2013	20,278,000	21,361,565	—	(3,377)
		(CHF)	(USD)
Standard Chartered Bank	April 17, 2013	18,000	19,006	42	—
		(CHF)	(USD)
Goldman, Sachs & Co.	April 17, 2013	134,755,000	175,167,428	2,414,794	—
		(EUR)	(USD)
Standard Chartered Bank	April 17, 2013	19,950,000	25,969,381	393,966	—
		(EUR)	(USD)
Citigroup Global Markets Inc.	April 17, 2013	68,820,000	102,426,251	—	(2,133,700)
		(GBP)	(USD)
Standard Chartered Bank	April 17, 2013	8,498,000	12,659,556	—	(251,669)
		(GBP)	(USD)

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Standard Chartered Bank	April 17, 2013	2,037,952,000	21,207,094	—	(444,265)
		(JPY)	(USD)
Deutsche Bank	April 17, 2013	170,804,437	166,293,000	2,137,796	—
		(USD)	(AUD)
Standard Chartered Bank	April 17, 2013	4,259,657	4,107,000	11,561	—
		(USD)	(AUD)
J.P. Morgan Securities, Inc.	April 17, 2013	69,460,106	6,598,035,000	637,926	—
		(USD)	(JPY)
Barclays Capital	April 17, 2013	104,331,386	609,505,000	—	(39,060)
		(USD)	(NOK)
Standard Chartered Bank	April 17, 2013	4,322,831	25,058,000	—	(35,160)
		(USD)	(NOK)
Standard Chartered Bank	April 17, 2013	4,233,664	5,141,000	63,516	—
		(USD)	(NZD)
Standard Chartered Bank	April 17, 2013	4,299,820	27,692,000	—	(51,733)
		(USD)	(SEK)
Standard Chartered Bank	April 17, 2013	52,728	344,000	43	—
		(USD)	(SEK)
Standard Chartered Bank	April 22, 2013	30,000,000	15,236,934	424,398	—
		(BRL)	(USD)
J.P. Morgan Securities, Inc.	April 22, 2013	113,098,000	30,656,095	—	(412,375)
		(ILS)	(USD)
Goldman, Sachs & Co.	April 22, 2013	50,367,000	15,467,555	28,774	—
		(PLN)	(USD)
Standard Chartered Bank	April 22, 2013	56,080,000	30,640,790	—	(277,138)
		(TRY)	(USD)
Citigroup Global Markets Inc.	April 22, 2013	369,729	20,202,000	—	(532)
		(USD)	(INR)
State Street Bank & Trust Company	April 22, 2013	30,399,891	1,666,598,000	57,643	—
		(USD)	(INR)
J.P. Morgan Securities, Inc.	April 22, 2013	15,303,651	17,063,571,000	5,972	—
		(USD)	(KRW)
Barclays Capital	April 22, 2013	30,888,336	958,508,000	—	(174,861)
		(USD)	(RUB)
UBS Securities	April 23, 2013	18,450,000	15,166,085	—	(249,459)
		(NZD)	(USD)
J.P. Morgan Securities, Inc.	April 24, 2013	45,497,378	4,375,000,000	885,072	—
		(USD)	(JPY)
Deutsche Bank	April 26, 2013	14,607,834	45,835,000	208,146	—
		(USD)	(MYR)
UBS Securities	April 29, 2013	100,100,000	8,067,701	—	(15,825)
		(MXN)	(USD)
State Street Bank & Trust Company	April 30, 2013	42,290,078	32,851,000	—	(172,338)
		(USD)	(EUR)
Total				7,918,398	(5,017,668)

Notes to Portfolio of Investments

(a)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2013, the value of these securities amounted to $171,914,404 or 11.10% of net assets.

(c)	Represents a security purchased on a when-issued or delayed delivery basis.
(d)

The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(e)

At March 31, 2013, investments in securities included securities valued at $1,676,039 that were partially pledged as collateral to cover initial margin deposits on open interest rate futures contracts.

(f)	Variable rate security.
(g)	Zero coupon bond.

(h)

Senior loans have rates of interest that float periodically based primarily on the London Interbank Offered Rate (“LIBOR”) and other short-term rates. The interest rate shown reflects the weighted average coupon as of March 31, 2013. The interest rate shown for senior loans purchased on a when-issued or delayed delivery basis, if any, reflects an estimated average coupon. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

(i)	The rate shown is the seven-day current annualized yield at March 31, 2013.
(j)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2013, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Ending Cost ($)	Dividends – Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	123,146,933	161,332,450	(141,968,863)	142,510,520	38,811	142,510,520

(k)

At March 31, 2013, the cost of securities for federal income tax purposes was approximately $1,403,873,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$88,548,000
Unrealized Depreciation	(9,336,000)
Net Unrealized Appreciation	$79,212,000

(l)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

CMO	Collateralized Mortgage Obligation
PIK	Payment-in-Kind

Currency Legend

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
MYR	Malaysia Ringgits
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
RUB	Russian Rouble
SEK	Swedish Krona
SGD	Singapore Dollar
TRY	Turkish Lira
USD	US Dollar
ZAR	South African Rand

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third- party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2013:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Bonds
Corporate Bonds & Notes	—	358,260,261	—	358,260,261
Residential Mortgage-Backed Securities - Agency	—	89,957,638	—	89,957,638
Residential Mortgage-Backed Securities - Non-Agency	—	4,380,936	—	4,380,936
Commercial Mortgage-Backed Securities - Agency	—	31,156,992	—	31,156,992
Commercial Mortgage-Backed Securities - Non-Agency	—	36,602,166	11,245,000	47,847,166
Asset-Backed Securities - Non-Agency	—	27,267,949	—	27,267,949
Inflation-Indexed Bonds	—	13,189,363	—	13,189,363
U.S. Treasury Obligations	67,844,713	—	—	67,844,713
Foreign Government Obligations	—	683,734,897	—	683,734,897
Total Bonds	67,844,713	1,244,550,202	11,245,000	1,323,639,915
Short-Term Securities
Treasury Bills	—	12,538,178	—	12,538,178
Total Short-Term Securities	—	12,538,178	—	12,538,178
Other
Senior Loans	—	4,395,964	—	4,395,964
Money Market Funds	142,510,520	—	—	142,510,520
Total Other	142,510,520	4,395,964	—	146,906,484
Investments in Securities	210,355,233	1,261,484,344	11,245,000	1,483,084,577
Derivatives
Assets
Futures Contracts	3,023,404	—	—	3,023,404
Forward Foreign Currency Exchange Contracts	—	7,918,398	—	7,918,398
Liabilities
Futures Contracts	(1,178,702)	—	—	(1,178,702)
Forward Foreign Currency Exchange Contracts	—	(5,017,668)	—	(5,017,668)
Total	212,199,935	1,264,385,074	11,245,000	1,487,830,009

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

The following table is a reconciliation of Level 3 assets for which significant observable and/or unobservable inputs were used to determine fair value.

Commercial
Mortgage-Backed
Securities -
Non-Agency ($)
Balance as of December 31, 2012	—
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)(a)	9
Sales	—
Purchases	11,244,991
Transfers into Level 3	—
Transfers out of Level 3	—
Balance as of March 31, 2013	11,245,000

(a)Change in unrealized appreciation (depreciation) relating to securities held at March 31, 2013 was $9.

The Fund does not hold any significant investments with unobservable inputs which are categorized as Level 3.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain Commercial Mortgage-Backed Securities classified as Level 3 securities are valued using the market approach and utilize single market quotations from broker dealers which may have included, but not limited to, the distressed nature of the security and observable transactions for similar assets in the market. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

Portfolio of Investments

Columbia Variable Portfolio – High Yield Bond Fund

March 31, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes 90.7%
Aerospace & Defense 2.2%
ADS Tactical, Inc. Senior Secured (a)
04/01/18	11.000%	$3,820,000	$3,800,900
Huntington Ingalls Industries, Inc.
03/15/18	6.875%	2,777,000	3,019,987
Kratos Defense & Security Solutions, Inc. Senior Secured
06/01/17	10.000%	3,941,000	4,335,100
Oshkosh Corp.
03/01/20	8.500%	1,710,000	1,915,200
TransDigm, Inc. (a)
10/15/20	5.500%	1,127,000	1,174,898
Total			14,246,085
Automotive 2.3%
Allison Transmission, Inc. (a)
05/15/19	7.125%	1,520,000	1,634,000
American Axle & Manufacturing, Inc.
03/15/21	6.250%	1,047,000	1,073,175
Chrysler Group LLC/Co-Issuer, Inc.
Secured
06/15/19	8.000%	806,000	883,577
06/15/21	8.250%	896,000	1,000,160
Dana Holding Corp. Senior Unsecured
02/15/21	6.750%	1,890,000	2,069,550
Delphi Corp.
05/15/19	5.875%	873,000	942,840
Jaguar Land Rover Automotive PLC (a)
02/01/23	5.625%	1,512,000	1,570,590
Lear Corp.
03/15/20	8.125%	202,000	225,230
Schaeffler Finance BV Senior Secured (a)
02/15/19	8.500%	1,097,000	1,250,580
Visteon Corp.
04/15/19	6.750%	3,644,000	3,899,080
Total			14,548,782
Banking 2.4%
Ally Financial, Inc.
03/15/20	8.000%	8,948,000	11,095,520
09/15/20	7.500%	1,047,000	1,277,340
Synovus Financial Corp. Senior Unsecured
02/15/19	7.875%	2,456,000	2,787,560
Total			15,160,420

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Brokerage 0.7%
E*TRADE Financial Corp. Senior Unsecured
11/15/19	6.375%	$1,559,000	$1,648,642
Nuveen Investments, Inc. (a)
Senior Unsecured
10/15/17	9.125%	389,000	401,643
10/15/20	9.500%	2,327,000	2,431,715
Total			4,482,000
Building Materials 1.5%
Gibraltar Industries, Inc. (a)
02/01/21	6.250%	470,000	498,200
HD Supply, Inc.
07/15/20	11.500%	860,000	1,019,100
01/15/21	10.500%	1,290,000	1,341,600
HD Supply, Inc. (a)
Senior Unsecured
07/15/20	7.500%	2,145,000	2,257,612
Interface, Inc.
12/01/18	7.625%	560,000	606,200
Norcraft Companies LP/Finance Corp. Secured
12/15/15	10.500%	1,730,000	1,820,825
Nortek, Inc.
12/01/18	10.000%	339,000	379,680
04/15/21	8.500%	1,510,000	1,676,100
Nortek, Inc. (a)
04/15/21	8.500%	35,000	38,763
Total			9,638,080
Chemicals 2.7%
Ashland, Inc. (a)
08/15/22	4.750%	1,198,000	1,218,965
Celanese U.S. Holdings LLC
06/15/21	5.875%	553,000	602,770
11/15/22	4.625%	743,000	744,858
Dupont Performance Coatings, Inc. (a)
05/01/21	7.375%	1,535,000	1,615,587
Huntsman International LLC
11/15/20	4.875%	703,000	708,273
03/15/21	8.625%	175,000	196,875
JM Huber Corp. Senior Notes (a)
11/01/19	9.875%	1,650,000	1,862,437
LyondellBasell Industries NV Senior Unsecured
04/15/24	5.750%	1,320,000	1,547,700
MacDermid, Inc. (a)
04/15/17	9.500%	1,862,000	1,924,842
Momentive Performance Materials, Inc. Senior Secured
10/15/20	8.875%	1,481,000	1,529,133

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Chemicals (continued)
PQ Corp. Secured (a)
05/01/18	8.750%	$4,905,000	$5,223,825
Total			17,175,265
Construction Machinery 2.4%
Case New Holland, Inc.
12/01/17	7.875%	4,976,000	5,821,920
Columbus McKinnon Corp.
02/01/19	7.875%	674,000	721,180
H&E Equipment Services, Inc. (a)
09/01/22	7.000%	227,000	249,700
Neff Rental LLC/Finance Corp. Secured (a)
05/15/16	9.625%	2,536,000	2,675,480
United Rentals North America, Inc.
12/15/19	9.250%	1,333,000	1,522,952
05/15/20	7.375%	851,000	944,610
04/15/22	7.625%	916,000	1,023,630
Secured
07/15/18	5.750%	1,029,000	1,115,179
Senior Unsecured
02/01/21	8.250%	1,025,000	1,160,813
Total			15,235,464
Consumer Cyclical Services 1.6%
Corrections Corp. of America (a)(b)
Senior Notes
04/01/20	4.125%	929,000	946,419
Senior Unsecured
05/01/23	4.625%	932,000	954,135
Goodman Networks, Inc. Senior Secured (a)
07/01/18	13.125%	1,686,000	1,871,460
Monitronics International, Inc.
04/01/20	9.125%	915,000	969,900
Vivint, Inc. (a)
Senior Secured
12/01/19	6.375%	3,928,000	3,898,540
Senior Unsecured
12/01/20	8.750%	1,576,000	1,593,730
Total			10,234,184
Consumer Products 1.2%
Alphabet Holding Co., Inc. Senior Unsecured PIK (a)
11/01/17	7.750%	771,000	803,767
Libbey Glass, Inc. Senior Secured
05/15/20	6.875%	598,000	645,093
Serta Simmons Holdings LLC Senior Unsecured (a)
10/01/20	8.125%	1,981,000	2,055,287

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Consumer Products (continued)
Spectrum Brands Escrow Corp. (a)
11/15/20	6.375%	$1,397,000	$1,500,029
11/15/22	6.625%	722,000	783,370
Spectrum Brands, Inc.
03/15/20	6.750%	1,532,000	1,652,645
Tempur-Pedic International, Inc. (a)
12/15/20	6.875%	233,000	248,728
Total			7,688,919
Diversified Manufacturing 0.8%
Amsted Industries, Inc. Senior Notes (a)
03/15/18	8.125%	2,451,000	2,640,952
Silver II Borrower/US Holdings LLC (a)
12/15/20	7.750%	1,488,000	1,584,720
Unifrax I LLC/Holding Co. (a)
02/15/19	7.500%	963,000	987,075
Total			5,212,747
Electric 0.9%
AES Corp. (The)
Senior Unsecured
06/01/20	8.000%	1,290,000	1,528,650
07/01/21	7.375%	206,000	238,960
Calpine Corp. Senior Secured (a)
02/15/21	7.500%	1,744,000	1,914,040
GenOn Energy, Inc. Senior Unsecured
10/15/18	9.500%	1,559,000	1,835,722
Total			5,517,372
Entertainment 0.8%
AMC Entertainment, Inc.
06/01/19	8.750%	1,582,000	1,736,245
12/01/20	9.750%	1,388,000	1,601,405
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp. (a)
03/15/21	5.250%	1,170,000	1,162,688
United Artists Theatre Circuit, Inc. (c)(d)
1995-A Pass-Through Certificates
07/01/15	9.300%	703,134	703,134
07/01/15	9.300%	229,763	229,763
Total			5,433,235
Environmental 0.4%
Clean Harbors, Inc.
08/01/20	5.250%	1,548,000	1,598,310
Clean Harbors, Inc. (a)
06/01/21	5.125%	1,197,000	1,220,940
Total			2,819,250

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Food and Beverage 1.1%
ARAMARK Corp. Senior Unsecured (a)
03/15/20	5.750%	$1,201,000	$1,228,023
Cott Beverages, Inc.
09/01/18	8.125%	898,000	981,065
HJ Heinz Co. Senior Secured (a)(b)
10/15/20	4.250%	3,693,000	3,697,616
Shearer’s Foods, Inc. LLC Senior Secured (a)
11/01/19	9.000%	1,118,000	1,224,210
Total			7,130,914
Gaming 3.3%
Caesars Entertainment Operating Co., Inc. Senior Secured
02/15/20	8.500%	933,000	921,338
MGM Resorts International
03/01/18	11.375%	2,059,000	2,620,077
12/15/21	6.625%	1,357,000	1,423,154
MGM Resorts International (a)
10/01/20	6.750%	600,000	636,000
ROC Finance LLC/Corp. Secured (a)
09/01/18	12.125%	1,885,000	2,186,600
Seminole Indian Tribe of Florida (a)
Senior Secured
10/01/20	6.535%	3,265,000	3,607,825
Senior Unsecured
10/01/20	7.804%	775,000	783,781
Seneca Gaming Corp. (a)
12/01/18	8.250%	1,745,000	1,867,150
Studio City Finance Ltd. (a)
12/01/20	8.500%	1,971,000	2,165,538
Tunica-Biloxi Gaming Authority Senior Unsecured (a)
11/15/15	9.000%	5,259,000	4,667,362
Total			20,878,825
Gas Pipelines 4.2%
Access Midstream Partners LP/Finance Corp.
05/15/23	4.875%	2,415,000	2,384,813
El Paso LLC
06/01/18	7.250%	575,000	660,531
09/15/20	6.500%	6,426,000	7,100,730
01/15/32	7.750%	809,000	905,398
Hiland Partners LP/Finance Corp. (a)
10/01/20	7.250%	3,811,000	4,163,517
MarkWest Energy Partners LP/Finance Corp.
06/15/22	6.250%	1,547,000	1,670,760
02/15/23	5.500%	1,926,000	2,017,485
07/15/23	4.500%	287,000	280,901

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Gas Pipelines (continued)
Regency Energy Partners LP/Corp.
04/15/23	5.500%	$724,000	$774,680
Regency Energy Partners LP/Finance Corp.
12/01/18	6.875%	2,083,000	2,275,678
07/15/21	6.500%	2,902,000	3,192,200
Sabine Pass Liquefaction LLC Senior Secured (a)
02/01/21	5.625%	1,690,000	1,753,375
Total			27,180,068
Health Care 8.3%
Amsurg Corp. (a)
11/30/20	5.625%	719,000	756,748
Biomet, Inc. (a)
08/01/20	6.500%	1,017,000	1,079,291
CHS/Community Health Systems, Inc.
11/15/19	8.000%	1,915,000	2,120,862
Senior Secured
08/15/18	5.125%	2,131,000	2,232,222
ConvaTec Healthcare E SA Senior Unsecured (a)
12/15/18	10.500%	3,147,000	3,501,037
DaVita HealthCare Partners, Inc.
08/15/22	5.750%	1,042,000	1,082,378
Emdeon, Inc.
12/31/19	11.000%	1,775,000	2,054,562
Fresenius Medical Care U.S. Finance II, Inc. (a)
07/31/19	5.625%	554,000	608,015
01/31/22	5.875%	1,302,000	1,453,358
Fresenius Medical Care U.S. Finance, Inc. (a)
09/15/18	6.500%	460,000	524,400
HCA Holdings, Inc. Senior Unsecured
02/15/21	6.250%	1,432,000	1,526,870
HCA, Inc.
02/15/22	7.500%	3,233,000	3,717,950
05/01/23	5.875%	1,692,000	1,759,680
Senior Secured
02/15/20	6.500%	3,313,000	3,737,478
Hanger, Inc.
11/15/18	7.125%	1,489,000	1,608,120
Health Management Associates, Inc.
01/15/20	7.375%	1,212,000	1,330,170
IASIS Healthcare LLC/Capital Corp.
05/15/19	8.375%	3,463,000	3,640,479
IMS Health, Inc. Senior Unsecured (a)
11/01/20	6.000%	1,002,000	1,044,585
Kinetic Concepts, Inc./KCI U.S.A., Inc. Secured
11/01/18	10.500%	858,000	930,930

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Health Care (continued)
Multiplan, Inc. (a)
09/01/18	9.875%	$3,081,000	$3,419,910
Physio-Control International, Inc. Senior Secured (a)
01/15/19	9.875%	1,428,000	1,610,070
Physiotherapy Associates Holdings, Inc. Senior Unsecured (a)
05/01/19	11.875%	890,000	856,625
Radnet Management, Inc.
04/01/18	10.375%	665,000	693,263
Rural/Metro Corp. Senior Unsecured (a)
07/15/19	10.125%	1,335,000	1,328,325
STHI Holding Corp. Secured (a)
03/15/18	8.000%	686,000	749,455
Tenet Healthcare Corp. Senior Secured (a)
04/01/21	4.500%	2,075,000	2,033,500
Truven Health Analytics, Inc. Senior Unsecured (a)
06/01/20	10.625%	872,000	992,990
United Surgical Partners International, Inc.
04/01/20	9.000%	1,000,000	1,132,500
Universal Hospital Services, Inc.
Secured
08/15/20	7.625%	879,000	946,024
Universal Hospital Services, Inc. (a)
Secured
08/15/20	7.625%	732,000	789,645
Vanguard Health Holding Co. II LLC/Inc.
02/01/18	8.000%	1,755,000	1,866,881
02/01/19	7.750%	1,792,000	1,917,440
Total			53,045,763
Home Construction 1.3%
Ashton Woods U.S.A. LLC/Finance Co. (a)
02/15/21	6.875%	747,000	756,337
Beazer Homes USA, Inc.
05/15/19	9.125%	618,000	665,895
Beazer Homes USA, Inc. (a)
02/01/23	7.250%	611,000	623,220
KB Home
03/15/20	8.000%	706,000	813,665
09/15/22	7.500%	561,000	632,528
Meritage Homes Corp.
04/01/22	7.000%	677,000	754,009
Meritage Homes Corp. (a)
Senior Unsecured
03/01/18	4.500%	994,000	991,515

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Home Construction (continued)
Shea Homes LP/Funding Corp. Senior Secured
05/15/19	8.625%	$1,140,000	$1,279,650
Taylor Morrison Communities, Inc./Monarch, Inc. (a)
04/15/20	7.750%	454,000	486,915
04/15/20	7.750%	1,452,000	1,557,270
Total			8,561,004
Independent Energy 10.7%
Aurora USA Oil & Gas, Inc. Senior Unsecured (a)
04/01/20	7.500%	2,363,000	2,386,630
Carrizo Oil & Gas, Inc.
10/15/18	8.625%	2,352,000	2,575,440
Chesapeake Energy Corp.
08/15/20	6.625%	4,129,000	4,510,932
02/15/21	6.125%	3,500,000	3,723,125
Chesapeake Energy Corp. (b)
03/15/23	5.750%	508,000	514,985
Comstock Resources, Inc.
06/15/20	9.500%	2,707,000	2,964,165
Concho Resources, Inc.
01/15/21	7.000%	1,582,000	1,740,200
01/15/22	6.500%	1,515,000	1,651,350
04/01/23	5.500%	1,278,000	1,325,925
Continental Resources, Inc.
10/01/20	7.375%	618,000	696,795
04/01/21	7.125%	1,656,000	1,873,350
09/15/22	5.000%	5,262,000	5,590,875
EP Energy Holdings LLC/Bond Co., Inc. Senior Unsecured PIK (a)
12/15/17	8.125%	964,000	1,012,200
EP Energy LLC/Everest Acquisition Finance, Inc.
09/01/22	7.750%	283,000	312,715
EP Energy LLC/Finance, Inc. Senior Unsecured
05/01/20	9.375%	3,282,000	3,790,710
Halcon Resources Corp. (a)
05/15/21	8.875%	2,131,000	2,296,152
Kodiak Oil & Gas Corp.
12/01/19	8.125%	5,308,000	5,998,040
Kodiak Oil & Gas Corp. (a)
01/15/21	5.500%	883,000	924,943
Laredo Petroleum, Inc.
02/15/19	9.500%	4,163,000	4,704,190
05/01/22	7.375%	1,117,000	1,223,115
Oasis Petroleum, Inc.
02/01/19	7.250%	2,317,000	2,513,945
11/01/21	6.500%	2,238,000	2,439,420
01/15/23	6.875%	1,476,000	1,623,600
QEP Resources, Inc.
Senior Unsecured
03/01/21	6.875%	1,115,000	1,268,313
05/01/23	5.250%	3,638,000	3,728,950

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Independent Energy (continued)
Range Resources Corp.
05/15/19	8.000%	$1,710,000	$1,872,450
Range Resources Corp. (a)
03/15/23	5.000%	3,207,000	3,279,157
SM Energy Co.
Senior Unsecured
11/15/21	6.500%	889,000	971,233
01/01/23	6.500%	697,000	763,215
Whiting Petroleum Corp.
10/01/18	6.500%	106,000	113,950
Total			68,390,070
Lodging 0.1%
Choice Hotels International, Inc.
07/01/22	5.750%	701,000	778,110
Media Cable 4.2%
CCO Holdings LLC/Capital Corp.
04/30/20	8.125%	1,834,000	2,049,495
01/31/22	6.625%	300,000	321,750
09/30/22	5.250%	815,000	800,737
CCO Holdings LLC/Capital Corp. (a)
03/15/21	5.250%	2,166,000	2,166,000
CSC Holdings LLC Senior Unsecured
02/15/19	8.625%	888,000	1,065,600
CSC Holdings, Inc. Senior Unsecured
11/15/21	6.750%	2,263,000	2,545,875
Cablevision Systems Corp.
Senior Unsecured
04/15/20	8.000%	510,000	573,750
09/15/22	5.875%	1,548,000	1,530,585
Cequel Communications Holdings I LLC/Capital Corp. Senior Unsecured (a)
09/15/20	6.375%	2,156,000	2,236,850
DISH DBS Corp.
09/01/19	7.875%	1,007,000	1,193,295
06/01/21	6.750%	3,406,000	3,780,660
07/15/22	5.875%	1,333,000	1,397,984
DISH DBS Corp. (a)
Senior Unsecured
03/15/23	5.000%	558,000	548,933
Lynx II Corp. Senior Unsecured (a)
04/15/23	6.375%	1,372,000	1,437,170
Quebecor Media, Inc. Senior Unsecured (a)
01/15/23	5.750%	2,141,000	2,183,820
Unitymedia Hessen GmbH & Co. KG NRW Senior Secured (a)
01/15/23	5.500%	920,000	945,300

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Media Cable (continued)
Videotron Ltd.
07/15/22	5.000%	$1,002,000	$1,017,030
WaveDivision Escrow LLC/Corp. Senior Unsecured (a)
09/01/20	8.125%	47,000	49,115
WideOpenWest Finance LLC/Capital Corp. (a)
07/15/19	10.250%	875,000	973,437
Total			26,817,386
Media Non-Cable 6.5%
AMC Networks, Inc.
07/15/21	7.750%	4,128,000	4,669,800
12/15/22	4.750%	1,105,000	1,099,475
Clear Channel Communications, Inc.
08/01/16	10.750%	1,239,000	957,128
Clear Channel Worldwide Holdings, Inc.
03/15/20	7.625%	3,075,000	3,209,531
Clear Channel Worldwide Holdings, Inc. (a)
11/15/22	6.500%	1,218,000	1,269,765
11/15/22	6.500%	2,883,000	3,041,565
DigitalGlobe, Inc. (a)
02/01/21	5.250%	728,000	723,450
Getty Images, Inc. Senior Notes (a)
10/15/20	7.000%	1,589,000	1,620,780
Hughes Satellite Systems Corp.
06/15/21	7.625%	2,480,000	2,836,500
Senior Secured
06/15/19	6.500%	571,000	626,673
Intelsat Jackson Holdings SA
10/15/20	7.250%	3,600,000	3,955,500
Senior Unsecured
04/01/21	7.500%	1,225,000	1,362,812
Intelsat Luxembourg SA (a)(b)
06/01/23	8.125%	2,110,000	2,133,737
Senior Unsecured
06/01/21	7.750%	746,000	758,123
MDC Partners, Inc. (a)
04/01/20	6.750%	1,837,000	1,855,370
National CineMedia LLC
Senior Secured
04/15/22	6.000%	1,470,000	1,576,575
Senior Unsecured
07/15/21	7.875%	574,000	639,293
Nielsen Finance LLC/Co. (a)
10/01/20	4.500%	3,026,000	3,022,217
Univision Communications, Inc. (a)
05/15/21	8.500%	2,246,000	2,420,065
Senior Secured
05/15/19	6.875%	1,395,000	1,492,650
11/01/20	7.875%	2,400,000	2,646,000
Total			41,917,009

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Metals 3.1%
Alpha Natural Resources, Inc.
04/15/18	9.750%	$2,334,000	$2,503,215
ArcelorMittal
Senior Unsecured
03/01/21	6.000%	830,000	872,628
02/25/22	6.750%	1,377,000	1,506,793
Arch Coal, Inc. (a)
06/15/19	9.875%	1,957,000	2,005,925
Calcipar SA Senior Secured (a)
05/01/18	6.875%	369,000	392,985
FMG Resources August 2006 Proprietary Ltd. (a)
11/01/19	8.250%	3,964,000	4,271,210
Inmet Mining Corp. (a)
06/01/20	8.750%	3,394,000	3,767,340
06/01/21	7.500%	951,000	1,029,458
JMC Steel Group, Inc. Senior Notes (a)
03/15/18	8.250%	1,451,000	1,538,060
Peabody Energy Corp.
11/15/18	6.000%	1,756,000	1,865,750
Total			19,753,364
Non-Captive Consumer 0.2%
Springleaf Finance Corp. Senior Unsecured
12/15/17	6.900%	1,539,000	1,546,695
Non-Captive Diversified 3.5%
Air Lease Corp.
03/01/20	4.750%	2,907,000	2,979,675
CIT Group, Inc.
Senior Unsecured
03/15/18	5.250%	954,000	1,030,320
05/15/20	5.375%	1,332,000	1,461,870
CIT Group, Inc. (a)
Senior Secured
04/01/18	6.625%	2,400,000	2,736,000
Senior Unsecured
02/15/19	5.500%	3,351,000	3,677,722
International Lease Finance Corp.
Senior Unsecured
09/01/17	8.875%	3,055,000	3,688,912
04/15/18	3.875%	692,000	690,270
04/01/19	5.875%	1,146,000	1,237,858
05/15/19	6.250%	607,000	664,665
12/15/20	8.250%	2,759,000	3,379,775
04/15/21	4.625%	1,153,000	1,150,118
Total			22,697,185

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Oil Field Services 1.5%
Atwood Oceanics, Inc. Senior Unsecured
02/01/20	6.500%	$2,711,000	$2,948,212
Green Field Energy Services, Inc. (a)
Senior Secured
11/15/16	13.250%	2,669,000	2,749,070
11/15/16	13.250%	64,000	65,920
Offshore Group Investments Ltd. Senior Secured (a)
04/01/23	7.125%	1,584,000	1,619,640
Oil States International, Inc.
06/01/19	6.500%	909,000	972,630
Oil States International, Inc. (a)
01/15/23	5.125%	1,132,000	1,132,000
Total			9,487,472
Other Industry 0.4%
Interline Brands, Inc.
11/15/18	7.500%	2,402,000	2,606,170
Packaging 1.8%
Ardagh Packaging Finance PLC/MP Holdings U.S.A., Inc. Senior Unsecured (a)
11/15/20	7.000%	1,912,000	1,969,360
BOE Merger Corp. Senior Unsecured PIK (a)
11/01/17	9.500%	470,000	505,838
Reynolds Group Issuer, Inc./LLC
04/15/19	9.000%	1,080,000	1,142,100
08/15/19	9.875%	484,000	530,585
02/15/21	8.250%	2,076,000	2,138,280
Senior Secured
08/15/19	7.875%	2,649,000	2,920,522
10/15/20	5.750%	2,500,000	2,546,875
Total			11,753,560
Paper 0.3%
Graphic Packaging International, Inc. (b)
04/15/21	4.750%	1,584,000	1,607,760
Pharmaceuticals 0.6%
Jaguar Holding Co. II/Merger Sub, Inc. Senior Unsecured (a)
12/01/19	9.500%	622,000	713,745
VPI Escrow Corp. (a)
10/15/20	6.375%	2,382,000	2,513,010
Valeant Pharmaceuticals International, Inc. Senior Notes (a)
10/15/20	6.375%	476,000	501,883
Total			3,728,638

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Property & Casualty 0.6%
Alliant Holdings, Inc. Senior Unsecured (a)
12/15/20	7.875%	$1,219,000	$1,252,523
HUB International Ltd. (a)
10/15/18	8.125%	2,244,000	2,361,810
Total			3,614,333
Retailers 2.1%
99 Cent Only Stores
12/15/19	11.000%	898,000	1,030,455
AutoNation, Inc.
02/01/20	5.500%	125,000	135,625
Burlington Coat Factory Warehouse Corp.
02/15/19	10.000%	1,633,000	1,812,630
Burlington Holdings LLC/Finance, Inc. Senior Unsecured PIK (a)
02/15/18	9.000%	1,749,000	1,775,235
Claire’s Stores, Inc. Senior Secured (a)
03/15/20	6.125%	824,000	844,600
Jo-Ann Stores Holdings, Inc. Senior Unsecured PIK (a)
10/15/19	9.750%	266,000	279,300
Jo-Ann Stores, Inc. Senior Unsecured (a)
03/15/19	8.125%	1,184,000	1,237,280
L Brands, Inc.
04/01/21	6.625%	790,000	892,700
02/15/22	5.625%	1,497,000	1,586,820
Rite Aid Corp.
03/15/20	9.250%	1,736,000	1,959,510
Senior Unsecured
02/15/27	7.700%	1,376,000	1,334,720
Sally Holdings LLC/Capital, Inc.
11/15/19	6.875%	605,000	670,037
Total			13,558,912
Technology 5.7%
Alliance Data Systems Corp. (a)
12/01/17	5.250%	1,509,000	1,565,587
04/01/20	6.375%	836,000	900,790
Amkor Technology, Inc.
05/01/18	7.375%	194,000	203,215
Senior Unsecured
06/01/21	6.625%	2,476,000	2,500,760
10/01/22	6.375%	673,000	671,318

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Technology (continued)
Brocade Communications Systems, Inc. Senior Secured
01/15/20	6.875%	$1,219,000	$1,334,805
CDW LLC/Finance Corp.
04/01/19	8.500%	1,507,000	1,676,537
Cardtronics, Inc.
09/01/18	8.250%	2,190,000	2,398,050
CyrusOne LLP/Finance Corp. (a)
11/15/22	6.375%	1,417,000	1,484,307
Equinix, Inc. Senior Unsecured
04/01/20	4.875%	683,000	688,123
First Data Corp.
01/15/21	12.625%	3,105,000	3,365,044
First Data Corp. (a)
01/15/21	11.250%	399,000	414,960
Secured
01/15/21	8.250%	2,190,000	2,277,600
Senior Secured
06/15/19	7.375%	2,233,000	2,378,145
08/15/20	8.875%	2,605,000	2,911,087
11/01/20	6.750%	946,000	988,570
First Data Corp. (a)(b)
Senior Unsecured
06/15/21	10.625%	235,000	237,644
Freescale Semiconductor, Inc. Senior Secured (a)
04/15/18	9.250%	1,493,000	1,638,567
Interactive Data Corp.
08/01/18	10.250%	3,140,000	3,571,750
NXP BV/Funding LLC (a)
02/15/21	5.750%	1,698,000	1,761,675
Senior Unsecured
03/15/23	5.750%	827,000	843,540
Nuance Communications, Inc. (a)
08/15/20	5.375%	2,196,000	2,217,960
TransUnion Holding Co., Inc. Senior Unsecured PIK (a)
06/15/18	8.125%	355,000	378,963
Total			36,408,997
Transportation Services 0.7%
Avis Budget Car Rental LLC/Finance, Inc.
03/15/20	9.750%	1,333,000	1,572,953
HDTFS, Inc.
10/15/22	6.250%	874,000	948,290
Hertz Corp. (The)
10/15/18	7.500%	862,000	951,433
01/15/21	7.375%	824,000	916,700
Total			4,389,376

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Wireless 5.5%
Cricket Communications, Inc.
10/15/20	7.750%	$974,000	$971,565
Crown Castle International Corp. Senior Unsecured
01/15/23	5.250%	1,825,000	1,856,937
MetroPCS Wireless, Inc. (a)
04/01/23	6.625%	1,167,000	1,190,340
NII Capital Corp.
04/01/21	7.625%	1,390,000	1,000,800
NII International Telecom SARL (a)
08/15/19	11.375%	5,748,000	6,006,660
SBA Telecommunications, Inc. (a)
07/15/20	5.750%	3,578,000	3,721,120
Sprint Nextel Corp.
Senior Unsecured
08/15/17	8.375%	565,000	657,519
08/15/20	7.000%	729,000	801,900
11/15/21	11.500%	1,496,000	2,094,400
11/15/22	6.000%	4,584,000	4,710,060
Sprint Nextel Corp. (a)
11/15/18	9.000%	5,812,000	7,185,085
03/01/20	7.000%	858,000	999,570
Wind Acquisition Finance SA (a)
Secured
07/15/17	11.750%	1,452,000	1,539,120
Senior Secured
02/15/18	7.250%	2,084,000	2,172,570
Total			34,907,646
Wirelines 5.1%
CenturyLink, Inc.
Senior Unsecured
04/01/20	5.625%	1,800,000	1,840,500
06/15/21	6.450%	3,216,000	3,408,960
03/15/22	5.800%	2,406,000	2,436,075
Frontier Communications Corp.
Senior Unsecured
03/15/19	7.125%	2,824,000	3,049,920
07/01/21	9.250%	231,000	265,073
04/15/22	8.750%	931,000	1,035,738
01/15/23	7.125%	212,000	214,650
Frontier Communications Corp. (b)
Senior Unsecured
04/15/24	7.625%	1,686,000	1,734,472
Level 3 Communications, Inc.
Senior Unsecured
02/01/19	11.875%	1,908,000	2,237,130
Level 3 Communications, Inc. (a)
Senior Unsecured
06/01/19	8.875%	502,000	548,435
Level 3 Financing, Inc.
02/01/18	10.000%	1,402,000	1,549,210
04/01/19	9.375%	552,000	618,902
07/01/19	8.125%	1,035,000	1,138,500

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Wirelines (continued)
PAETEC Holding Corp.
12/01/18	9.875%	$3,025,000	$3,471,187
Windstream Corp.
09/01/18	8.125%	355,000	388,725
10/15/20	7.750%	758,000	822,430
10/01/21	7.750%	1,820,000	1,983,800
Windstream Corp. (a)
08/01/23	6.375%	893,000	886,303
Zayo Group LLC/Capital, Inc.
07/01/20	10.125%	1,419,000	1,670,872
Senior Secured
01/01/20	8.125%	2,138,000	2,394,560
tw telecom holdings, Inc.
10/01/22	5.375%	713,000	743,303
Total			32,438,745
Total Corporate Bonds & Notes (Cost: $540,694,933)			$580,589,805

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans 7.4%
Brokerage 0.2%
Nuveen Investments, Inc. 2nd Lien Term Loan (e)(f)
02/28/19	8.250%	$1,392,000	$1,422,457
Chemicals 0.5%
Dupont Performance Coatings, Inc. Tranche B Term Loan (e)(f)
02/01/20	4.750%	794,000	804,258
PQ Corp. Term Loan (b)(e)(f)
08/07/17	4.500%	2,293,252	2,317,630
Total			3,121,888
Construction Machinery 0.5%
CPM Acquisition Corp. (e)(f)
1st Lien Term Loan
08/29/17	6.250%	1,935,275	1,943,752
2nd Lien Term Loan
03/01/18	10.250%	1,248,000	1,254,240
Total			3,197,992
Consumer Cyclical Services 0.4%
New Breed, Inc. Term Loan (e)(f)
10/01/19	6.000%	2,215,448	2,226,525

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Consumer Products 0.6%
Serta Simmons Holdings LLC Term Loan (e)(f)
10/01/19	5.002%	$1,261,000	$1,277,393
Spectrum Brands, Inc. Term Loan (e)(f)
12/17/19	4.500%	261,345	264,939
Sun Products Corp. (The) Tranche B Term Loan (b)(e)(f)
03/23/20	5.500%	1,964,000	1,981,185
Total			3,523,517
Diversified Manufacturing 0.1%
Apex Tool Group LLC Term Loan (e)(f)
01/31/20	4.500%	313,000	317,000
Food and Beverage 0.4%
HJ Heinz Co. Tranche B Term Loan (b)(e)(f)
03/27/20	3.500%	1,644,000	1,657,925
Hostess Brands, Inc. 1st Lien Term Loan (b)(e)(f)
02/25/20	6.750%	901,000	921,272
Total			2,579,197
Gaming 0.3%
ROC Finance LLC (b)(e)(f)
Tranche B Term Loan
03/28/19	5.000%	905,000	908,964
ROC Finance LLC (e)(f)
Tranche B Term Loan
08/19/17	8.500%	820,000	842,550
Total			1,751,514
Health Care 1.1%
American Renal Holding 2nd Lien Tranche B Term Loan (b)(e)(f)
02/14/20	8.500%	2,269,000	2,269,000
ConvaTec, Inc. Term Loan (e)(f)
12/22/16	5.000%	275,000	278,919
U.S. Renal Care, Inc. (e)(f)
1st Lien Term Loan
07/03/19	6.250%	1,542,345	1,565,480
2nd Lien Term Loan
01/03/20	10.250%	1,554,000	1,581,195
United Surgical Partners International, Inc. (b)(e)(f)
Term Loan
04/19/17	4.750%	1,201,000	1,201,997

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Health Care (continued)
Tranche B Term Loan
04/03/19	5.030%	$373,065	$374,815
Total			7,271,406
Life Insurance 0.1%
Alliant Holdings I, Inc. Term Loan (e)(f)
12/20/19	5.000%	826,000	835,639
Media Cable 0.2%
WideOpenWest Finance LLC Term Loan (e)(f)
07/17/18	6.250%	1,365,680	1,379,118
Media Non-Cable 0.2%
Cumulus Media Holdings, Inc. 2nd Lien Term Loan (e)(f)
09/16/19	7.500%	1,531,000	1,575,659
Metals 0.5%
FMG Resources August 2006 Proprietary Ltd. Term Loan (e)(f)
10/18/17	5.250%	3,433,043	3,471,973
Oil Field Services 0.1%
Vantage Drilling Term Loan (b)(e)(f)
03/28/19	5.750%	472,000	473,770
Property & Casualty 0.9%
Asurion LLC Tranche B1 Term Loan (e)(f)
05/24/19	4.500%	2,381,032	2,404,557
Lonestar Intermediate Super Holdings LLC Term Loan (e)(f)
09/02/19	11.000%	3,053,000	3,268,634
Total			5,673,191
Retailers 0.2%
Rite Aid Corp. 2nd Lien Tranche 1 Term Loan (b)(e)(f)
08/21/20	5.750%	1,194,000	1,235,790

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Technology 1.0%
Ancestry.com, Inc. Term Loan (e)(f)
12/28/18	7.000%	$2,818,935	$2,825,475
Blue Coat Systems, Inc. Term Loan (e)(f)
02/15/18	5.750%	1,319,370	1,328,447
Freescale Semiconductor, Inc. Tranche B4 Term Loan (b)(e)(f)
03/01/20	5.000%	2,103,568	2,108,175
Total			6,262,097
Wirelines 0.1%
Integra Telecom Holdings, Inc. Term Loan (b)(e)(f)
02/22/19	6.000%	595,000	602,533
Integra Telecom, Inc. 2nd Lien Tranche B Term Loan (b)(e)(f)
02/28/21	9.750%	206,000	211,236
Total			813,769
Total Senior Loans (Cost: $45,938,874)			$47,132,502

Issuer	Shares		Value

Warrants —%
ENERGY —%
Energy Equipment & Services —%
Green Field Energy Services, Inc. (g)		2,669	$146,795
Total Warrants (Cost: $108,000)			$146,795

Limited Partnerships —%
Financials —%
Varde Fund V LP (c)(d)		5,000,000	$18,779
TOTAL FINANCIALS			18,779
Total Limited Partnerships (Cost: $—)			$18,779

	Shares		Value

Money Market Funds 4.5%
Columbia Short-Term Cash Fund, 0.132% (h)(i)		28,981,791	$28,981,791
Total Money Market Funds (Cost: $28,981,791)			$28,981,791
Total Investments (Cost: $615,723,598) (j)			$656,869,672(k)
Other Assets & Liabilities, Net			(16,923,381)
Net Assets			$639,946,291

Investment in Derivatives
Futures Contracts Outstanding at March 31, 2013

At March 31, 2013, $238,700 was held in a margin deposit account as collateral to cover initial margin requirements on open futures contracts.

	Number of Contracts	Notional Market	Expiration	Unrealized	Unrealized
Contract Description	Long (Short)	Value ($)	Date	Appreciation ($)	Depreciation ($)
U.S. Treasury Note, 10-year	(217)	(28,640,610)	June 2013	—	(81,920)

Notes to Portfolio of Investments

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2013, the value of these securities amounted to $231,751,766 or 36.21% of net assets.

(b)	Represents a security purchased on a when-issued or delayed delivery basis.
(c)

Identifies issues considered to be illiquid as to their marketability. The aggregate value of such securities at March 31, 2013 was $951,676, representing 0.15% of net assets. Information concerning such security holdings at March 31, 2013 is as follows:

Security Description	Acquisition Dates	Cost ($)
United Artists Theatre Circuit, Inc.
1995-A Pass-Through Certificates
07/01/15 9.300%	04-08-02 - 04-09-02	689,771
United Artists Theatre Circuit, Inc.
1995-A Pass-Through Certificates
07/01/15 9.300%	12-11-01 - 08-28-02	211,710
Varde Fund V LP	04-27-00 - 06-19-00	—*

* The original cost for this position was $5,000,000. From September 29, 2004 through May 7, 2005, $5,000,000 was returned to the Fund in the form of return of capital.

(d)

Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At March 31, 2013, the value of these securities amounted to $951,676, which represents 0.15% of net assets.

(e)	Variable rate security.
(f)

Senior loans have rates of interest that float periodically based primarily on the London Interbank Offered Rate (“LIBOR”) and other short-term rates. The interest rate shown reflects the weighted average coupon as of March 31, 2013. The interest rate shown for senior loans purchased on a when-issued or delayed delivery basis, if any, reflects an estimated average coupon. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

(g)	Non-income producing.
(h)	The rate shown is the seven-day current annualized yield at March 31, 2013.
(i)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2013, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	17,987,597	62,653,440	(51,659,246)	28,981,791	6,503	28,981,791

(j)

At March 31, 2013, the cost of securities for federal income tax purposes was approximately $615,724,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$42,118,000
Unrealized Depreciation	(972,000)
Net Unrealized Appreciation	$41,146,000

(k)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend
PIK	Payment-in-Kind

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                                          Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                                          Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                                          Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2013:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Bonds
Corporate Bonds & Notes
Entertainment	—	4,500,338	932,897	5,433,235
All Other Industries	—	575,156,570	—	575,156,570
Total Bonds	—	579,656,908	932,897	580,589,805
Equity Securities
Warrants
Energy	—	146,795	—	146,795
Total Equity Securities	—	146,795	—	146,795
Other
Senior Loans
Construction Machinery	—	1,943,752	1,254,240	3,197,992
All Other Industries	—	43,934,510	—	43,934,510
Limited Partnerships	—	—	18,779	18,779
Money Market Funds	28,981,791	—	—	28,981,791
Total Other	28,981,791	45,878,262	1,273,019	76,133,072
Investments in Securities	28,981,791	625,681,965	2,205,916	656,869,672
Derivatives
Liabilities
Futures Contracts	(81,920)	—	—	(81,920)
Total	28,899,871	625,681,965	2,205,916	656,787,752

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

The following table is a reconciliation of Level 3 assets for which significant observable and/or unobservable inputs were used to determine fair value.

	Corporate	Senior	Limited
	Bonds & Notes ($)	Loans ($)	Partnerships ($)	Total ($)
Balance as of December 31, 2012	1,095,358	1,565,558	35,654	2,696,570
Accrued discounts/premiums	2,614	1,086	—	3,700
Realized gain (loss)	15,475	—	5,371	20,846
Change in unrealized appreciation (depreciation)(a)	(15,295)	(4,206)	(16,875)	(36,376)
Sales	(612,255)	—	(5,371)	(617,626)
Purchases	447,000	—	—	447,000
Transfers into Level 3	—	1,257,360	—	1,257,360
Transfers out of Level 3	—	(1,565,558)	—	(1,565,558)
Balance as of March 31, 2013	932,897	1,254,240	18,779	2,205,916

(a) Change in unrealized appreciation (depreciation) relating to securities held at March 31, 2013 was $(36,376) which is comprised of Corporate Bonds & Notes of $(15,295), Senior Loans of $(4,206) and Limited Partnerships of $(16,875).

The Fund does not hold any significant investments with unobservable inputs which are categorized as Level 3.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances

Certain corporate bonds classified as Level 3 securities are valued using the market approach.  To determine fair value for these securities, management considered various factors which may have included, but were not limited to, estimated cash flows of the securities and observed yields on securities management deemed comparable. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.  Generally, a change in observable yields on comparable securities would result in a directionally similar change to discount rates.

Certain senior loans classified as Level 3 are valued using the market approach and utilize single market quotations from broker dealers which may have included, but not limited to, the distressed nature of the security and observable transactions for similar assets in the market. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.

Limited partnership securities classified as Level 3 are valued using a market approach.  To determine fair value for these securities, management considered various factors which may have included, but were not limited to, the Fund’s pro-rata interest in the limited partnership’s capital balance, estimated earnings of the respective company, and the position of the security within the respective company’s capital structure. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement. Generally, a change in the fund’s pro-rata interest would result in a change to the limited partnership’s capital balance.”

Financial Assets were transferred from Level 2 to Level 3 due to utilizing a single market quotation from a broker dealer.  As a result, as of period end, management determined to value the security(s) under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Financial assets were transferred from Level 3 to Level 2 as observable market inputs were utilized and management’s determination that there was sufficient, reliable and observable market data to value these assets as of period end, March 31, 2013.

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

Portfolio of Investments

Columbia Variable Portfolio – Income Opportunities Fund

March 31, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes 89.6%
Aerospace & Defense 2.7%
ADS Tactical, Inc. Senior Secured (a)
04/01/18	11.000%	$6,372,000	$6,340,140
Bombardier, Inc. Senior Notes (a)
01/15/23	6.125%	3,206,000	3,318,210
Kratos Defense & Security Solutions, Inc. Senior Secured
06/01/17	10.000%	8,990,000	9,889,000
Oshkosh Corp.
03/01/20	8.500%	5,143,000	5,760,160
TransDigm, Inc. (a)
10/15/20	5.500%	2,628,000	2,739,690
Total			28,047,200
Automotive 2.0%
American Axle & Manufacturing, Inc.
03/15/21	6.250%	1,702,000	1,744,550
Chrysler Group LLC/Co-Issuer, Inc. Secured
06/15/21	8.250%	3,217,000	3,590,976
Delphi Corp.
02/15/23	5.000%	2,475,000	2,617,313
Jaguar Land Rover Automotive PLC (a)
02/01/23	5.625%	2,464,000	2,559,480
Schaeffler Finance BV (a)
Senior Secured
02/15/17	7.750%	1,890,000	2,145,150
02/15/19	8.500%	1,041,000	1,186,740
Visteon Corp.
04/15/19	6.750%	6,652,000	7,117,640
Total			20,961,849
Banking 2.6%
Ally Financial, Inc.
03/15/20	8.000%	14,316,000	17,751,840
09/15/20	7.500%	3,588,000	4,377,360
Synovus Financial Corp. Senior Unsecured
02/15/19	7.875%	4,471,000	5,074,585
Total			27,203,785
Brokerage 0.3%
E*TRADE Financial Corp. Senior Unsecured
11/15/19	6.375%	2,808,000	2,969,460

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Building Materials 0.9%
Building Materials Corp. of America Senior Notes (a)
05/01/21	6.750%	$3,568,000	$3,898,040
Gibraltar Industries, Inc. (a)
02/01/21	6.250%	758,000	803,480
Interface, Inc.
12/01/18	7.625%	1,569,000	1,698,443
Norcraft Companies LP/Finance Corp. Secured
12/15/15	10.500%	2,601,000	2,737,552
Nortek, Inc.
04/15/21	8.500%	617,000	684,870
Total			9,822,385
Chemicals 3.3%
Ashland, Inc. (a)
08/15/22	4.750%	1,134,000	1,153,845
08/15/22	4.750%	1,778,000	1,800,225
Celanese U.S. Holdings LLC
06/15/21	5.875%	1,105,000	1,204,450
11/15/22	4.625%	1,937,000	1,941,843
Dupont Performance Coatings, Inc. (a)
05/01/21	7.375%	2,475,000	2,604,937
Huntsman International LLC
11/15/20	4.875%	1,115,000	1,123,363
JM Huber Corp. Senior Notes (a)
11/01/19	9.875%	3,285,000	3,707,944
Koppers, Inc.
12/01/19	7.875%	1,040,000	1,144,000
LyondellBasell Industries NV
Senior Unsecured
11/15/21	6.000%	1,000,000	1,185,000
04/15/24	5.750%	1,830,000	2,145,675
Momentive Performance Materials, Inc. Senior Secured
10/15/20	8.875%	2,457,000	2,536,852
Nufarm Australia Ltd. (a)
10/15/19	6.375%	354,000	362,850
PQ Corp. Secured (a)
05/01/18	8.750%	7,774,000	8,279,310
Polypore International, Inc.
11/15/17	7.500%	3,000,000	3,217,500
Rockwood Specialties Group, Inc.
10/15/20	4.625%	2,444,000	2,505,100
Total			34,912,894

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Construction Machinery 3.0%
Ashtead Capital, Inc. Secured (a)
07/15/22	6.500%	$794,000	$863,475
CNH Capital LLC
11/01/16	6.250%	4,597,000	5,079,685
Case New Holland, Inc.
12/01/17	7.875%	6,033,000	7,058,610
Columbus McKinnon Corp.
02/01/19	7.875%	1,100,000	1,177,000
H&E Equipment Services, Inc. (a)
09/01/22	7.000%	1,665,000	1,831,500
Neff Rental LLC/Finance Corp. Secured (a)
05/15/16	9.625%	4,467,000	4,712,685
United Rentals North America, Inc.
12/15/19	9.250%	8,620,000	9,848,350
Secured
07/15/18	5.750%	879,000	952,616
Total			31,523,921
Consumer Cyclical Services 1.3%
Corrections Corp. of America Senior Unsecured (a)(b)
05/01/23	4.625%	1,520,000	1,556,100
Goodman Networks, Inc. Senior Secured (a)
07/01/18	13.125%	3,054,000	3,389,940
Vivint, Inc. Senior Secured (a)
12/01/19	6.375%	8,982,000	8,914,635
Total			13,860,675
Consumer Products 1.0%
Libbey Glass, Inc. Senior Secured
05/15/20	6.875%	1,246,000	1,344,122
Revlon Consumer Products Corp. (a)
02/15/21	5.750%	3,709,000	3,722,909
Spectrum Brands Escrow Corp. (a)
11/15/20	6.375%	2,268,000	2,435,265
11/15/22	6.625%	1,146,000	1,243,410
Spectrum Brands, Inc.
03/15/20	6.750%	933,000	1,006,474
Tempur-Pedic International, Inc. (a)
12/15/20	6.875%	372,000	397,110
Total			10,149,290
Diversified Manufacturing 0.8%
Actuant Corp.
06/15/22	5.625%	1,851,000	1,920,413

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Diversified Manufacturing (continued)
Amsted Industries, Inc. Senior Notes (a)
03/15/18	8.125%	$3,474,000	$3,743,235
Apex Tool Group LLC (a)
02/01/21	7.000%	736,000	780,160
Unifrax I LLC/Holding Co. (a)
02/15/19	7.500%	1,559,000	1,597,975
Total			8,041,783
Electric 1.1%
AES Corp. (The) Senior Unsecured
07/01/21	7.375%	2,602,000	3,018,320
GenOn Energy, Inc. Senior Unsecured
10/15/18	9.500%	3,457,000	4,070,617
Ipalco Enterprises, Inc.
Senior Secured
05/01/18	5.000%	1,626,000	1,756,080
Ipalco Enterprises, Inc. (a)
Senior Secured
04/01/16	7.250%	2,015,000	2,261,838
Total			11,106,855
Entertainment 0.8%
AMC Entertainment, Inc.
06/01/19	8.750%	2,730,000	2,996,175
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp. (a)
03/15/21	5.250%	1,899,000	1,887,131
Cinemark USA, Inc. (a)
12/15/22	5.125%	1,101,000	1,106,505
Regal Entertainment Group Senior Unsecured
02/01/25	5.750%	723,000	710,348
Speedway Motorsports, Inc. (a)
02/01/19	6.750%	1,667,000	1,779,522
Total			8,479,681
Environmental 0.5%
Clean Harbors, Inc.
08/01/20	5.250%	3,004,000	3,101,630
Clean Harbors, Inc. (a)
06/01/21	5.125%	1,897,000	1,934,940
Total			5,036,570
Food and Beverage 0.9%
ARAMARK Corp. Senior Unsecured (a)
03/15/20	5.750%	2,309,000	2,360,952
Cott Beverages, Inc.
09/01/18	8.125%	1,347,000	1,471,598

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Food and Beverage (continued)
HJ Heinz Co. Senior Secured (a)(b)
10/15/20	4.250%	$6,024,000	$6,031,530
Total			9,864,080
Gaming 3.1%
Caesars Entertainment Operating Co., Inc. Senior Secured
02/15/20	8.500%	1,447,000	1,428,913
MGM Resorts International
12/15/21	6.625%	3,417,000	3,583,579
MGM Resorts International (a)
10/01/20	6.750%	958,000	1,015,480
ROC Finance LLC/Corp. Secured (a)
09/01/18	12.125%	3,684,000	4,273,440
Seminole Indian Tribe of Florida (a)
Secured
10/01/17	7.750%	4,520,000	4,881,600
Senior Secured
10/01/20	6.535%	4,385,000	4,845,425
Senior Unsecured
10/01/20	7.804%	1,675,000	1,693,978
Seneca Gaming Corp. (a)
12/01/18	8.250%	1,992,000	2,131,440
Studio City Finance Ltd. (a)
12/01/20	8.500%	4,645,000	5,103,461
Tunica-Biloxi Gaming Authority Senior Unsecured (a)
11/15/15	9.000%	4,048,000	3,592,600
Total			32,549,916
Gas Pipelines 6.1%
Access Midstream Partners LP/Finance Corp.
05/15/23	4.875%	3,856,000	3,807,800
El Paso LLC
09/15/20	6.500%	2,675,000	2,955,875
01/15/32	7.750%	10,213,000	11,429,950
Hiland Partners LP/Finance Corp. (a)
10/01/20	7.250%	6,052,000	6,611,810
MarkWest Energy Partners LP/Finance Corp.
06/15/22	6.250%	1,112,000	1,200,960
02/15/23	5.500%	3,763,000	3,941,743
07/15/23	4.500%	2,720,000	2,662,200
Regency Energy Partners LP/Corp.
04/15/23	5.500%	2,105,000	2,252,350
Regency Energy Partners LP/Finance Corp.
12/01/18	6.875%	1,649,000	1,801,533
07/15/21	6.500%	5,169,000	5,685,900
Sabine Pass Liquefaction LLC Senior Secured (a)
02/01/21	5.625%	2,735,000	2,837,563

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Gas Pipelines (continued)
Sonat, Inc.
02/01/18	7.000%	$2,600,000	$2,860,686
Southern Star Central Corp.
Senior Unsecured
03/01/16	6.750%	7,827,000	7,924,837
Southern Star Central Corp. (a)
Senior Unsecured
03/01/16	6.750%	6,490,000	6,571,125
Tesoro Logistics LP/Finance Corp. Senior Unsecured (a)
10/01/20	5.875%	1,724,000	1,820,975
Total			64,365,307
Health Care 6.0%
Amsurg Corp. (a)
11/30/20	5.625%	1,136,000	1,195,640
Biomet, Inc. (a)
08/01/20	6.500%	2,818,000	2,990,602
CHS/Community Health Systems, Inc.
11/15/19	8.000%	3,540,000	3,920,550
07/15/20	7.125%	1,053,000	1,142,505
Senior Secured
08/15/18	5.125%	4,156,000	4,353,410
ConvaTec Healthcare E SA Senior Unsecured (a)
12/15/18	10.500%	3,729,000	4,148,512
DaVita HealthCare Partners, Inc.
08/15/22	5.750%	1,892,000	1,965,315
Fresenius Medical Care U.S. Finance II, Inc. (a)
07/31/19	5.625%	125,000	137,188
01/31/22	5.875%	2,096,000	2,339,660
HCA Holdings, Inc. Senior Unsecured
02/15/21	6.250%	3,945,000	4,206,356
HCA, Inc.
05/01/23	5.875%	2,610,000	2,714,400
Senior Secured
02/15/20	6.500%	7,794,000	8,792,606
05/01/23	4.750%	1,201,000	1,194,995
Health Management Associates, Inc.
01/15/20	7.375%	1,481,000	1,625,398
Hologic, Inc. (a)(b)
08/01/20	6.250%	660,000	702,075
IMS Health, Inc. Senior Unsecured (a)
11/01/20	6.000%	1,580,000	1,647,150
LifePoint Hospitals, Inc.
10/01/20	6.625%	1,251,000	1,357,335
Physio-Control International, Inc. Senior Secured (a)
01/15/19	9.875%	2,901,000	3,270,877

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Health Care (continued)
STHI Holding Corp. Secured (a)
03/15/18	8.000%	$1,164,000	$1,271,670
Tenet Healthcare Corp. (a)
Senior Secured
06/01/20	4.750%	3,175,000	3,190,875
04/01/21	4.500%	818,000	801,640
Universal Hospital Services, Inc.
Secured
08/15/20	7.625%	1,550,000	1,668,188
Universal Hospital Services, Inc. (a)
Secured
08/15/20	7.625%	1,046,000	1,128,373
Vanguard Health Holding Co. II LLC/Inc.
02/01/18	8.000%	4,182,000	4,448,602
02/01/19	7.750%	2,595,000	2,776,650
Total			62,990,572
Home Construction 1.4%
Ashton Woods U.S.A. LLC/Finance Co. (a)
02/15/21	6.875%	1,209,000	1,224,113
KB Home
09/15/17	9.100%	2,155,000	2,532,125
03/15/20	8.000%	1,439,000	1,658,447
Meritage Homes Corp.
04/01/22	7.000%	1,394,000	1,552,568
Meritage Homes Corp. (a)
Senior Unsecured
03/01/18	4.500%	1,619,000	1,614,952
Shea Homes LP/Funding Corp. Senior Secured
05/15/19	8.625%	2,070,000	2,323,575
Taylor Morrison Communities, Inc./Monarch, Inc. (a)
04/15/20	7.750%	3,012,000	3,230,370
04/15/20	7.750%	866,000	928,785
Total			15,064,935
Independent Energy 12.0%
Carrizo Oil & Gas, Inc.
10/15/18	8.625%	1,566,000	1,714,770
Chaparral Energy, Inc.
11/15/22	7.625%	1,575,000	1,716,750
Chesapeake Energy Corp.
08/15/20	6.625%	6,714,000	7,335,045
02/15/21	6.125%	4,684,000	4,982,605
Chesapeake Energy Corp. (b)
03/15/23	5.750%	2,613,000	2,648,929
Comstock Resources, Inc.
06/15/20	9.500%	3,895,000	4,265,025
Concho Resources, Inc.
01/15/21	7.000%	520,000	572,000
01/15/22	6.500%	4,675,000	5,095,750
04/01/23	5.500%	440,000	456,500
Continental Resources, Inc.

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Independent Energy (continued)
10/01/19	8.250%	$392,000	$436,100
04/01/21	7.125%	2,787,000	3,152,794
09/15/22	5.000%	12,172,000	12,932,750
EP Energy Holdings LLC/Bond Co., Inc. Senior Unsecured PIK (a)
12/15/17	8.125%	1,549,000	1,626,450
EP Energy LLC/Everest Acquisition Finance, Inc.
09/01/22	7.750%	563,000	622,115
Senior Secured
05/01/19	6.875%	3,680,000	4,029,600
EP Energy LLC/Finance, Inc. Senior Unsecured
05/01/20	9.375%	3,499,000	4,041,345
Halcon Resources Corp. (a)
05/15/21	8.875%	3,400,000	3,663,500
Kodiak Oil & Gas Corp.
12/01/19	8.125%	12,052,000	13,618,760
Kodiak Oil & Gas Corp. (a)
01/15/21	5.500%	1,425,000	1,492,687
Laredo Petroleum, Inc.
02/15/19	9.500%	6,127,000	6,923,510
05/01/22	7.375%	2,831,000	3,099,945
MEG Energy Corp. (a)
03/15/21	6.500%	1,851,000	1,971,315
01/30/23	6.375%	2,273,000	2,363,920
Oasis Petroleum, Inc.
02/01/19	7.250%	2,221,000	2,409,785
11/01/21	6.500%	5,236,000	5,707,240
01/15/23	6.875%	2,189,000	2,407,900
Plains Exploration & Production Co.
11/15/20	6.500%	6,244,000	6,899,620
QEP Resources, Inc.
Senior Unsecured
03/01/21	6.875%	3,559,000	4,048,362
10/01/22	5.375%	3,394,000	3,521,275
05/01/23	5.250%	7,839,000	8,034,975
SM Energy Co.
Senior Unsecured
11/15/21	6.500%	1,758,000	1,920,615
01/01/23	6.500%	1,329,000	1,455,255
Whiting Petroleum Corp.
10/01/18	6.500%	211,000	226,825
Total			125,394,017
Lodging 0.1%
Choice Hotels International, Inc.
07/01/22	5.750%	1,355,000	1,504,050
Media Cable 4.5%
CCO Holdings LLC/Capital Corp.
04/30/20	8.125%	7,461,000	8,337,667

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Media Cable (continued)
CSC Holdings, Inc. Senior Unsecured
11/15/21	6.750%	$5,085,000	$5,720,625
Cablevision Systems Corp. Senior Unsecured
09/15/22	5.875%	4,453,000	4,402,904
Cequel Communications Holdings I LLC/Capital Corp. Senior Unsecured (a)
09/15/20	6.375%	2,481,000	2,574,038
DISH DBS Corp.
09/01/19	7.875%	1,347,000	1,596,195
06/01/21	6.750%	7,125,000	7,908,750
07/15/22	5.875%	2,979,000	3,124,226
DISH DBS Corp. (a)
Senior Unsecured
03/15/23	5.000%	855,000	841,106
Lynx I Corp. Senior Secured (a)
04/15/21	5.375%	6,835,000	7,125,487
Quebecor Media, Inc. Senior Unsecured (a)
01/15/23	5.750%	2,312,000	2,358,240
Unitymedia Hessen GmbH & Co. KG NRW Senior Secured (a)
01/15/23	5.500%	2,745,000	2,820,488
Videotron Ltd.
07/15/22	5.000%	581,000	589,715
WaveDivision Escrow LLC/Corp. Senior Unsecured (a)
09/01/20	8.125%	75,000	78,375
Total			47,477,816
Media Non-Cable 6.1%
AMC Networks, Inc.
07/15/21	7.750%	6,557,000	7,417,606
12/15/22	4.750%	1,807,000	1,797,965
Clear Channel Worldwide Holdings, Inc. (a)
11/15/22	6.500%	3,307,000	3,447,547
11/15/22	6.500%	10,946,000	11,548,030
DigitalGlobe, Inc. (a)
02/01/21	5.250%	1,177,000	1,169,644
Hughes Satellite Systems Corp. Senior Secured
06/15/19	6.500%	2,859,000	3,137,753
Intelsat Jackson Holdings SA
04/01/19	7.250%	3,565,000	3,894,762
Senior Unsecured
04/01/21	7.500%	925,000	1,029,063
Lamar Media Corp.
05/01/23	5.000%	3,788,000	3,788,000
MDC Partners, Inc. (a)
04/01/20	6.750%	3,005,000	3,035,050

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Media Non-Cable (continued)
National CineMedia LLC Senior Secured
04/15/22	6.000%	$3,008,000	$3,226,080
Nielsen Finance LLC/Co. (a)
10/01/20	4.500%	6,090,000	6,082,387
Starz LLC/Finance Corp.
09/15/19	5.000%	1,291,000	1,329,730
Univision Communications, Inc. (a)
Senior Secured
11/01/20	7.875%	9,176,000	10,116,540
09/15/22	6.750%	2,506,000	2,706,480
Total			63,726,637
Metals 3.5%
Alpha Natural Resources, Inc.
04/15/18	9.750%	3,719,000	3,988,627
ArcelorMittal
Senior Unsecured
03/01/21	6.000%	1,307,000	1,374,126
02/25/22	6.750%	2,173,000	2,377,823
Arch Coal, Inc. (a)
06/15/19	9.875%	3,074,000	3,150,850
CONSOL Energy, Inc.
04/01/20	8.250%	1,382,000	1,530,565
Calcipar SA Senior Secured (a)
05/01/18	6.875%	5,048,000	5,376,120
Compass Minerals International, Inc.
06/01/19	8.000%	1,610,000	1,742,825
FMG Resources August 2006 Proprietary Ltd. (a)
11/01/19	8.250%	7,001,000	7,543,577
Inmet Mining Corp. (a)
06/01/20	8.750%	4,925,000	5,466,750
06/01/21	7.500%	1,525,000	1,650,813
JMC Steel Group, Inc. Senior Notes (a)
03/15/18	8.250%	2,761,000	2,926,660
Total			37,128,736
Non-Captive Consumer 0.2%
Springleaf Finance Corp. Senior Unsecured
12/15/17	6.900%	2,495,000	2,507,475
Non-Captive Diversified 4.2%
AerCap Aviation Solutions BV
05/30/17	6.375%	3,273,000	3,514,384
Air Lease Corp.
03/01/20	4.750%	4,705,000	4,822,625

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Non-Captive Diversified (continued)
CIT Group, Inc.
Senior Unsecured
05/15/20	5.375%	$2,800,000	$3,073,000
CIT Group, Inc. (a)
Senior Secured
04/01/18	6.625%	4,090,000	4,662,600
Senior Unsecured
02/15/19	5.500%	9,106,000	9,993,835
International Lease Finance Corp.
Senior Unsecured
09/01/17	8.875%	655,000	790,912
04/15/18	3.875%	767,000	765,083
12/15/20	8.250%	10,302,000	12,619,950
04/15/21	4.625%	1,278,000	1,274,805
01/15/22	8.625%	1,980,000	2,519,550
Total			44,036,744
Oil Field Services 1.0%
Atwood Oceanics, Inc. Senior Unsecured
02/01/20	6.500%	5,530,000	6,013,875
Oil States International, Inc.
06/01/19	6.500%	2,433,000	2,603,310
Oil States International, Inc. (a)
01/15/23	5.125%	2,043,000	2,043,000
Total			10,660,185
Other Financial Institutions 0.1%
FTI Consulting, Inc. (a)
11/15/22	6.000%	895,000	946,463
Other Industry 0.4%
Interline Brands, Inc.
11/15/18	7.500%	4,321,000	4,688,285
Packaging 1.3%
Ardagh Packaging Finance PLC/MP Holdings U.S.A., Inc. (a)
Senior Secured
11/15/22	4.875%	891,000	882,090
Senior Unsecured
11/15/20	7.000%	1,770,000	1,823,100
Reynolds Group Issuer, Inc./LLC
08/15/19	9.875%	701,000	768,471
Senior Secured
08/15/19	7.875%	3,417,000	3,767,243
10/15/20	5.750%	5,398,000	5,499,212
Sealed Air Corp. (a)
09/15/21	8.375%	1,171,000	1,340,795
Total			14,080,911
Paper 0.3%
Graphic Packaging International, Inc. (b)
04/15/21	4.750%	2,583,000	2,621,745

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Pharmaceuticals 0.8%
Jaguar Holding Co. II/Merger Sub, Inc. Senior Unsecured (a)
12/01/19	9.500%	$1,237,000	$1,419,457
VPI Escrow Corp. (a)
10/15/20	6.375%	3,794,000	4,002,670
Valeant Pharmaceuticals International, Inc. Senior Notes (a)
10/15/20	6.375%	759,000	800,271
Warner Chilcott Co. LLC/Finance
09/15/18	7.750%	1,524,000	1,628,775
Total			7,851,173
Restaurants 0.2%
Shearer’s Foods, Inc. LLC Senior Secured (a)
11/01/19	9.000%	1,771,000	1,939,245
Retailers 1.3%
AutoNation, Inc.
02/01/20	5.500%	255,000	276,675
Claire’s Stores, Inc. Senior Secured (a)
03/15/20	6.125%	1,337,000	1,370,425
L Brands, Inc.
02/15/22	5.625%	3,499,000	3,708,940
Penske Automotive Group, Inc. (a)
10/01/22	5.750%	2,225,000	2,319,562
Rite Aid Corp. Senior Secured
08/15/20	8.000%	3,660,000	4,135,800
Sally Holdings LLC/Capital, Inc.
11/15/19	6.875%	1,201,000	1,330,108
Total			13,141,510
Technology 6.1%
Alliance Data Systems Corp. (a)
12/01/17	5.250%	2,172,000	2,253,450
04/01/20	6.375%	1,612,000	1,736,930
Amkor Technology, Inc.
Senior Unsecured
06/01/21	6.625%	3,116,000	3,147,160
10/01/22	6.375%	2,563,000	2,556,592
Anixter, Inc.
05/01/19	5.625%	932,000	992,580
Brocade Communications Systems, Inc. Senior Secured
01/15/20	6.875%	788,000	862,860
CDW LLC/Finance Corp.

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Technology (continued)
04/01/19	8.500%	$582,000	$647,475
Senior Secured
12/15/18	8.000%	7,900,000	8,808,500
Cardtronics, Inc.
09/01/18	8.250%	3,000,000	3,285,000
CyrusOne LLP/Finance Corp. (a)
11/15/22	6.375%	2,435,000	2,550,663
Equinix, Inc.
Senior Unsecured
04/01/20	4.875%	1,109,000	1,117,318
07/15/21	7.000%	1,525,000	1,688,938
04/01/23	5.375%	4,005,000	4,055,062
First Data Corp. (a)
Secured
01/15/21	8.250%	5,029,000	5,230,160
Senior Secured
06/15/19	7.375%	6,747,000	7,185,555
08/15/20	8.875%	205,000	229,088
Flextronics International Ltd. (a)
02/15/20	4.625%	2,146,000	2,167,460
02/15/23	5.000%	1,712,000	1,707,720
Freescale Semiconductor, Inc. Senior Secured (a)
04/15/18	9.250%	49,000	53,778
Interactive Data Corp.
08/01/18	10.250%	3,665,000	4,168,937
NXP BV/Funding LLC (a)
02/15/21	5.750%	2,750,000	2,853,125
Senior Unsecured
03/15/23	5.750%	1,351,000	1,378,020
Nuance Communications, Inc. (a)
08/15/20	5.375%	5,470,000	5,524,700
Total			64,201,071
Transportation Services 0.6%
Avis Budget Car Rental LLC/Finance, Inc.
03/15/20	9.750%	2,115,000	2,495,721
Avis Budget Car Rental LLC/Finance, Inc. (a)(b)
04/01/23	5.500%	750,000	748,125
Hertz Corp. (The)
10/15/20	5.875%	1,900,000	2,004,500
01/15/21	7.375%	864,000	961,200
Total			6,209,546
Wireless 4.9%
Cricket Communications, Inc.
10/15/20	7.750%	1,535,000	1,531,163
Crown Castle International Corp. Senior Unsecured
01/15/23	5.250%	5,039,000	5,127,183
MetroPCS Wireless, Inc. (a)
04/01/23	6.625%	1,884,000	1,921,680

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Wireless (continued)
NII International Telecom SARL (a)
08/15/19	11.375%	$9,318,000	$9,737,310
SBA Telecommunications, Inc. (a)
07/15/20	5.750%	5,136,000	5,341,440
Sprint Capital Corp.
11/15/28	6.875%	8,661,000	8,855,872
Sprint Nextel Corp. (a)
11/15/18	9.000%	8,322,000	10,288,072
03/01/20	7.000%	1,763,000	2,053,895
Wind Acquisition Finance SA Senior Secured (a)
02/15/18	7.250%	5,954,000	6,207,045
Total			51,063,660
Wirelines 4.2%
CenturyLink, Inc.
Senior Unsecured
04/01/20	5.625%	1,975,000	2,019,438
06/15/21	6.450%	7,468,000	7,916,080
03/15/22	5.800%	3,108,000	3,146,850
Frontier Communications Corp.
Senior Unsecured
10/01/18	8.125%	20,000	22,800
07/01/21	9.250%	5,775,000	6,626,812
04/15/22	8.750%	1,319,000	1,467,388
Frontier Communications Corp. (b)
Senior Unsecured
04/15/24	7.625%	2,343,000	2,410,361
Level 3 Communications, Inc. Senior Unsecured (a)
06/01/19	8.875%	606,000	662,055
Level 3 Financing, Inc.
04/01/19	9.375%	7,392,000	8,287,910
07/01/19	8.125%	1,100,000	1,210,000
Level 3 Financing, Inc. (a)
06/01/20	7.000%	1,350,000	1,414,125
Windstream Corp.
10/15/20	7.750%	4,460,000	4,839,100
06/01/22	7.500%	3,640,000	3,894,800
Total			43,917,719
Total Corporate Bonds & Notes (Cost: $878,351,799)			$940,048,146

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans 6.3%
Chemicals 0.5%
Dupont Performance Coatings, Inc. Tranche B Term Loan (c)(d)
01/03/20	4.750%	$1,281,000	$1,297,550

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Chemicals (continued)
PQ Corp. Term Loan (b)(c)(d)
08/07/17	4.500%	$3,634,890	$3,673,529
Total			4,971,079
Construction Machinery 0.6%
CPM Acquisition Corp. (c)(d)
1st Lien Term Loan
08/29/17	6.250%	3,779,010	3,795,562
2nd Lien Term Loan
03/01/18	10.250%	2,437,000	2,449,185
Total			6,244,747
Consumer Cyclical Services 0.3%
New Breed, Inc. Term Loan (c)(d)
10/01/19	6.000%	3,534,143	3,551,813
Consumer Products 0.5%
Serta Simmons Holdings LLC Term Loan (c)(d)
10/01/19	5.003%	2,013,000	2,039,169
Spectrum Brands, Inc. Term Loan (c)(d)
12/17/19	4.500%	413,963	419,654
Sun Products Corp. (The) Tranche B Term Loan (b)(c)(d)
03/23/20	5.500%	3,201,000	3,229,009
Total			5,687,832
Diversified Manufacturing —%
Apex Tool Group LLC Term Loan (c)(d)
01/31/20	4.500%	506,000	512,467
Food and Beverage 0.1%
Hostess Brands, Inc. 1st Lien Term Loan (b)(c)(d)
02/25/20	6.750%	1,501,000	1,534,772
Gaming 0.3%
ROC Finance LLC Tranche B Term Loan (c)(d)
08/19/17	8.500%	1,568,000	1,611,120

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Gaming (continued)
ROC Finance LLC 1st Lien Term Loan (b)(c)(d)
03/28/19	5.000%	$1,479,000	$1,485,478
Total			3,096,598
Health Care 0.5%
American Renal Holdings Tranche B Term Loan (b)(c)(d)
08/20/19	4.500%	1,695,000	1,698,187
ConvaTec, Inc. Term Loan (c)(d)
12/22/16	5.000%	439,000	445,256
United Surgical Partners International, Inc. Term Loan (b)(c)(d)
04/19/17	4.750%	3,238,000	3,240,687
Total			5,384,130
Life Insurance 0.1%
Alliant Holdings I, Inc. Term Loan (c)(d)
12/20/19	5.000%	1,316,000	1,331,358
Media Cable 0.3%
WideOpenWest Finance LLC Term Loan (c)(d)
07/17/18	6.250%	2,651,960	2,678,055
Media Non-Cable 0.2%
Cumulus Media Holdings, Inc. 2nd Lien Term Loan (c)(d)
09/16/19	7.500%	2,371,163	2,440,330
Metals 0.7%
FMG Resources August 2006 Proprietary Ltd. Term Loan (c)(d)
10/18/17	5.250%	6,991,221	7,070,502
Oil Field Services 0.1%
Vantage Drilling Tranche B Term Loan (b)(c)(d)
03/28/19	5.750%	765,000	767,869
Property & Casualty 1.2%
Asurion LLC Tranche B1 Term Loan (c)(d)
05/24/19	4.500%	5,892,232	5,950,448

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Property & Casualty (continued)
Lonestar Intermediate Super Holdings LLC Term Loan (c)(d)
09/02/19	11.000%	$6,314,000	$6,759,958
Total			12,710,406
Retailers 0.2%
Rite Aid Corp. 2nd Lien Term Loan (b)(c)(d)
08/21/20	5.750%	1,936,000	2,003,760
Technology 0.6%
Blue Coat Systems, Inc. Term Loan (c)(d)
02/15/18	5.750%	2,079,550	2,093,857
Freescale Semiconductor, Inc. Tranche B4 Term Loan (b)(c)(d)
03/01/20	5.000%	3,808,711	3,817,052
Total			5,910,909

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Wirelines 0.1%
Integra Telecom, Inc. 1st Lien Tranche B Term Loan (b)(c)(d)
02/22/19	6.000%	$966,000	$978,230
Total Senior Loans (Cost: $65,267,379)			$66,874,857

		Shares	Value

Money Market Funds 3.9%
Columbia Short-Term Cash Fund, 0.132% (e)(f)		40,507,586	$40,507,586
Total Money Market Funds (Cost: $40,507,586)			$40,507,586
Total Investments
(Cost: $984,126,764) (g)			$1,047,430,589(h)
Other Assets & Liabilities, Net			1,977,975
Net Assets			$1,049,408,564

Investments in Derivatives
Futures Contracts Outstanding at March 31, 2013

At March 31, 2013, $525,800 was held in a margin deposit account as collateral to cover initial margin requirements on open futures contracts.

	Number of Contracts	Notional Market	Expiration	Unrealized	Unrealized
Contract Description	Long (Short)	Value ($)	Date	Appreciation ($)	Depreciation ($)
U.S. Treasury Note, 10-year	(478)	63,088,534	June 2013	—	(186,625)

Notes to Portfolio of Investments

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2013, the value of these securities amounted to $364,576,200 or 34.74% of net assets.

(b)	Represents a security purchased on a when-issued or delayed delivery basis.
(c)	Variable rate security.
(d)

Senior loans have rates of interest that float periodically based primarily on the London Interbank Offered Rate (“LIBOR”) and other short-term rates. The interest rate shown reflects the weighted average coupon as of March 31, 2013. The interest rate shown for senior loans purchased on a when-issued or delayed delivery basis, if any, reflects an estimated average coupon. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

(e)	The rate shown is the seven-day current annualized yield at March 31, 2013.
(f)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2013, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	26,137,674	71,847,505	(57,477,593)	40,507,586	10,910	40,507,586

(g)

At March 31, 2013, the cost of securities for federal income tax purposes was approximately $984,127,000  and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$64,154,000
Unrealized Depreciation	(850,000)
Net Unrealized Appreciation	$63,304,000

(h)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

PIK	Payment-in-Kind

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third- party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2013:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Bonds
Corporate Bonds & Notes	—	940,048,146	—	940,048,146
Total Bonds	—	940,048,146	—	940,048,146
Other
Senior Loans
Construction Machinery	—	3,795,562	2,449,185	6,244,747
All Other Industries	—	60,630,110		60,630,110
Money Market Funds	40,507,586	—	—	40,507,586
Total Other	40,507,586	64,425,672	2,449,185	107,382,443
Investments in Securities	40,507,586	1,004,473,818	2,449,185	1,047,430,589
Derivatives
Liabilities
Futures Contracts	(186,625)	—	—	(186,625)
Total	40,320,961	1,004,473,818	2,449,185	1,047,243,964

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

The following table is a reconciliation of Level 3 assets for which significant observable and/or unobservable inputs were used to determine fair value.

Senior Loans ($)
Balance as of December 31, 2012	—
Accrued discounts/premiums	2,121
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)(a)	(8,213)
Sales	—
Purchases	—
Transfers into Level 3	2,455,277
Transfers out of Level 3	—
Balance as of March 31, 2013	2,449,185

(a)Change in unrealized appreciation (depreciation) relating to securities held at March 31, 2013 was $(8,213).

The Fund does not hold any significant investments with unobservable inputs which are categorized as Level 3.

The Fund’s assets assigned to the Level 3 category are values utilizing the valuation technique deemed the most appropriate in the circumstance. Certain senior loans classified as Level 3 securities are valued using the market approach and utilize single market quotations from broker dealers which may have included, but not limited to, the distressed nature of the security and observable transactions for similar assets in the market. Significant increases(decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.

Financial Assets were transferred from Level 2 to Level 3 due to utilizing a single market quotation from a broker dealer. As a result, as a period end, management determined to value the security(s) under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

Portfolio of Investments

Columbia Variable Portfolio – International Opportunity Fund

March 31, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 98.0%

AUSTRALIA 3.0%

Australia and New Zealand Banking Group Ltd.	118,911	$3,546,444
National Australia Bank Ltd.	135,817	4,382,294
Newcrest Mining Ltd.	77,227	1,616,685
Wesfarmers Ltd.	61,553	2,584,652
Total		12,130,075

BELGIUM 1.6%

Anheuser-Busch InBev NV	65,822	6,517,890

BRAZIL 1.2%

Cia Hering	109,500	1,958,889
Itaú Unibanco Holding SA, ADR	165,510	2,946,078
Total		4,904,967

CANADA 2.6%

Canadian National Railway Co.	50,800	5,105,754
CGI Group, Inc., Class A (a)	199,800	5,430,406
Total		10,536,160

CHINA 2.9%

Baidu, Inc., ADR (a)	16,580	1,454,066
CNOOC Ltd.	1,170,000	2,249,799
Dongfeng Motor Group Co., Ltd., Class H	750,000	1,057,218
ENN Energy Holdings Ltd.	656,000	3,633,108
Guangdong Investment Ltd.	1,784,000	1,568,772
Ping An Insurance Group Co. of China Ltd., Class H	226,500	1,761,863
Total		11,724,826

DENMARK 1.1%

Novo Nordisk A/S, Class B	27,423	4,420,097

FINLAND 0.6%

KONE OYJ, Class B	29,507	2,320,476

FRANCE 7.9%

Air Liquide SA	16,310	1,981,564
AtoS	39,454	2,715,326
BNP Paribas SA	86,104	4,419,314
Cie Generale d’Optique Essilor International SA	24,545	2,729,418
Edenred	56,553	1,850,734
European Aeronautic Defence and Space Co. NV	90,884	4,625,039
L’Oreal SA	17,512	2,776,789

Issuer	Shares	Value

Common Stocks (continued)

FRANCE (CONTINUED)

Publicis Groupe SA	66,323	$4,447,197
Rexel SA	71,435	1,558,962
Schneider Electric SA	64,307	4,698,623
Total		31,802,966

GERMANY 11.9%

Allianz SE, Registered Shares	48,095	6,531,883
BASF SE	44,271	3,877,079
Bayer AG, Registered Shares	68,767	7,093,353
Brenntag AG	44,646	6,970,554
Continental AG	26,426	3,159,446
Fresenius Medical Care AG & Co. KGaA	86,591	5,843,978
Kabel Deutschland Holding AG	52,041	4,801,699
Merck KGaA	23,493	3,544,479
SAP AG	74,640	5,979,834
Total		47,802,305

HONG KONG 3.3%

AIA Group Ltd.	1,409,000	6,194,990
Cheung Kong Holdings Ltd.	211,000	3,125,809
Jardine Strategic Holdings Ltd.	41,000	1,626,092
Sun Hung Kai Properties Ltd.	174,000	2,348,040
Total		13,294,931

INDIA 0.6%

ICICI Bank Ltd., ADR	54,250	2,327,325

INDONESIA 1.0%

PT Bank Mandiri Persero Tbk	3,910,972	4,039,332

JAPAN 18.5%
Aeon Co., Ltd.	80,300	1,039,689
Aisin Seiki Co., Ltd.	10,300	379,674
Ajinomoto Co., Inc.	52,000	764,595
Asahi Group Holdings Ltd.	46,000	1,099,980
Azbil Corp.	49,500	1,031,543
Bank of Yokohama Ltd. (The)	104,000	603,384
Canon, Inc.	15,650	575,137
Daikin Industries Ltd.	42,400	1,668,642
Daiwa Securities Group, Inc.	161,000	1,141,274
Electric Power Development Co., Ltd.	27,600	702,418
FANUC CORP.	2,000	307,941
FUJIFILM Holdings Corp.	17,700	351,101
Honda Motor Co., Ltd.	58,900	2,268,268
Industrial & Infrastructure Fund Investment Corp.	40	442,399

Issuer	Shares	Value

Common Stocks (continued)

JAPAN (CONTINUED)

Isetan Mitsukoshi Holdings Ltd.	56,500	$816,788
ITOCHU Corp.	74,300	912,950
ITOCHU Techno-Solutions Corp.	15,500	767,378
Japan Exchange Group, Inc.	7,200	667,667
Japan Prime Realty Investment Corp.	127	491,922
Japan Real Estate Investment Corp.	30	415,681
JSR Corp.	61,000	1,250,322
Keihan Electric Railway Co., Ltd.	120,000	533,642
Kirin Holdings Co., Ltd.	98,000	1,575,684
Komatsu Ltd.	15,800	377,893
Konami Corp.	67,300	1,347,016
Lawson, Inc.	10,800	829,242
Makita Corp.	29,600	1,319,618
Mazda Motor Corp. (a)	289,000	850,082
Mitsubishi Electric Corp.	104,000	846,035
Mitsubishi Estate Co., Ltd.	38,000	1,076,441
Mitsubishi UFJ Financial Group, Inc.	661,200	3,989,176
Mitsui Fudosan Co., Ltd.	74,000	2,113,242
Mizuho Financial Group, Inc.	830,600	1,782,305
Nintendo Co., Ltd.	9,900	1,070,165
Nippon Steel & Sumitomo Metal Corp.	243,480	620,165
Nissan Motor Co., Ltd.	216,400	2,099,173
Nomura Holdings, Inc.	213,000	1,324,379
Nomura Real Estate Residential Fund, Inc.	33	224,261
NTT Data Corp.	172	567,952
ORIX Corp. (a)	31,700	404,745
Osaka Gas Co., Ltd.	198,000	865,868
OSG Corp.	99,400	1,373,145
Otsuka Holdings Co., Ltd.	21,800	756,666
Sanrio Co., Ltd.	11,300	501,881
Santen Pharmaceutical Co., Ltd.	29,600	1,369,035
SCSK Corp.	39,300	759,522
Sekisui Chemical Co., Ltd.	155,000	1,712,477
Sekisui House Ltd.	118,000	1,603,454
Seven & I Holdings Co., Ltd.	36,300	1,204,419
Shin-Etsu Chemical Co., Ltd.	20,700	1,372,880
Showa Denko KK	501,000	754,850
SoftBank Corp.	32,800	1,511,154
Sony Corp.	83,900	1,459,931
Sumitomo Corp.	61,500	777,862
Sumitomo Mitsui Financial Group, Inc.	62,200	2,551,747
Sumitomo Mitsui Trust Holdings, Inc.	269,000	1,280,932
Takeda Pharmaceutical Co., Ltd.	41,800	2,289,919
The Dai-ichi Life Insurance Co., Ltd.	316	424,047
Tokyu Corp.	299,000	2,211,867
Toyota Motor Corp.	114,600	5,909,438
Ushio, Inc.	39,800	407,439

Issuer	Shares	Value

Common Stocks (continued)

JAPAN (CONTINUED)

Wacom Co., Ltd.	273	$1,058,500
Yaskawa Electric Corp.	83,000	836,330
Yokogawa Electric Corp.	63,900	641,305
Total		74,284,637

MEXICO 0.5%

Genomma Lab Internacional SA de CV, Class B (a)	858,600	2,100,021

NETHERLANDS 3.0%

Aegon NV	376,756	2,265,495
ASML Holding NV	68,858	4,631,300
ING Groep NV-CVA (a)	386,425	2,742,693
Reed Elsevier NV	143,518	2,458,741
Total		12,098,229

PANAMA 0.6%

Copa Holdings SA, Class A	20,713	2,477,482

PORTUGAL 0.5%

Galp Energia SGPS SA	116,512	1,825,069

RUSSIAN FEDERATION 0.5%

Sberbank of Russia, ADR	160,659	2,059,648

SINGAPORE 1.5%

Keppel Corp., Ltd.	246,000	2,228,418
Oversea-Chinese Banking Corp., Ltd.	449,085	3,868,692
Total		6,097,110

SOUTH KOREA 2.5%

Hyundai Motor Co.	16,235	3,281,823
Samsung Electronics Co., Ltd.	5,035	6,862,858
Total		10,144,681

SPAIN 2.9%

Amadeus IT Holding SA, Class A	124,825	3,372,148
Banco Bilbao Vizcaya Argentaria SA	280,164	2,428,786
Gas Natural SDG SA	102,086	1,807,163
Inditex SA	29,503	3,910,427
Total		11,518,524

SWITZERLAND 10.1%

Cie Financiere Richemont SA, Class A	43,093	3,381,890
Nestlé SA, Registered Shares	144,359	10,439,529
Novartis AG, Registered Shares	87,987	6,251,684

Issuer	Shares	Value

Common Stocks (continued)

SWITZERLAND (CONTINUED)

SGS SA, Registered Shares	1,207	$2,959,966
Swatch Group AG (The), Registered Shares	65,696	6,667,871
Syngenta AG	12,202	5,090,058
UBS AG, Registered Shares	358,951	5,501,672
Total		40,292,670

TAIWAN 1.4%

Taiwan Semiconductor Manufacturing Co., Ltd.	1,621,149	5,429,643

THAILAND 0.6%

Siam Commercial Bank PCL, Foreign Registered Shares	399,600	2,430,183

TURKEY 0.7%

Turkiye Garanti Bankasi AS	485,279	2,574,851

UNITED KINGDOM 17.0%

Barclays PLC	784,447	3,470,298
BG Group PLC	167,548	2,874,217
BT Group PLC	594,506	2,511,235
Diageo PLC	217,192	6,847,756
easyJet PLC	179,466	2,945,047
GKN PLC	724,298	2,910,913
Intercontinental Hotels Group PLC	100,328	3,059,538
Johnson Matthey PLC	65,382	2,284,927
Legal & General Group PLC	1,689,171	4,432,536
Persimmon PLC	382,883	6,219,137
Prudential PLC	256,776	4,155,185

Issuer	Shares	Value

Common Stocks (continued)

UNITED KINGDOM (CONTINUED)
Reckitt Benckiser Group PLC	59,703	$4,279,967
Schroders PLC	46,954	1,503,937
Smith & Nephew PLC	221,893	2,562,380
St. James’s Place PLC	303,859	2,345,428
Standard Chartered PLC	103,314	2,674,162
Unilever PLC	229,407	9,704,256
Wolseley PLC	69,117	3,437,298
Total		68,218,217

Total Common Stocks (Cost: $325,355,757)		$393,372,315

Preferred Stocks 1.2%

GERMANY 1.2%

Henkel AG & Co. KGaA	28,966	2,788,099
Volkswagen AG	11,233	2,231,850
Total		5,019,949

Total Preferred Stocks (Cost: $4,267,413)		$5,019,949

	Shares	Value

Money Market Funds 0.8%

Columbia Short-Term Cash Fund, 0.132% (b)(c)	3,135,372	$3,135,372

Total Money Market Funds (Cost: $3,135,372)		$3,135,372

Total Investments
(Cost: $332,758,542) (d)		$401,527,636(e)
Other Assets & Liabilities, Net		(87,782)

Net Assets		$401,439,854

Notes to Portfolio of Investments

(a)                                     Non-income producing.

(b)                                     The rate shown is the seven-day current annualized yield at March 31, 2013.

(c)                                     As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2013, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Ending Cost ($)	Dividends – Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	2,943,324	36,098,416	(35,906,368)	3,135,372	776	3,135,372

(d)                                     At March 31, 2013, the cost of securities for federal income tax purposes was approximately $332,759,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$75,731,000
Unrealized Depreciation	(6,962,000)
Net Unrealized Appreciation	$68,769,000

(e)                                     Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

ADR                         American Depositary Receipt

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2.  The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements – Security Valuation.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third- party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2013:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)

Equity Securities
Common Stocks
Consumer Discretionary	1,958,889	62,957,066	—	64,915,955
Consumer Staples	—	49,664,449	—	49,664,449
Energy	—	6,949,085	—	6,949,085
Financials	5,273,403	97,737,134	—	103,010,537
Health Care	2,100,021	36,861,009	—	38,961,030
Industrials	7,583,236	45,958,244	—	53,541,480
Information Technology	6,884,472	37,997,058	—	44,881,530
Materials	—	18,848,532	—	18,848,532
Telecommunication Services	—	4,022,389	—	4,022,389
Utilities	—	8,577,328	—	8,577,328
Preferred Stocks
Consumer Discretionary	—	2,231,850	—	2,231,850
Consumer Staples	—	2,788,099	—	2,788,099
Total Equity Securities	23,800,021	374,592,243	—	398,392,264
Other
Money Market Funds	3,135,372	—	—	3,135,372
Total Other	3,135,372	—	—	3,135,372
Total	26,935,393	374,592,243	—	401,527,636

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.  These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.  The models utilized by the third party statistical pricing service take into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Portfolio of Investments

Columbia Variable Portfolio – Large Cap Growth Fund

March 31, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 95.5%

CONSUMER DISCRETIONARY 15.3%

Hotels, Restaurants & Leisure 2.1%
Las Vegas Sands Corp.	228,184	$12,858,169
Starwood Hotels & Resorts Worldwide, Inc.	156,410	9,968,009
Total		22,826,178

Internet & Catalog Retail 2.6%

Amazon.com, Inc. (a)	92,903	24,757,720
Expedia, Inc.	57,260	3,436,173
Total		28,193,893

Media 4.0%

Comcast Corp., Class A	103,806	4,360,890
Discovery Communications, Inc., Class A (a)	121,512	9,567,855
DISH Network Corp., Class A	352,108	13,344,893
News Corp., Class A	530,220	16,182,314
Total		43,455,952

Multiline Retail 0.6%

Target Corp.	90,977	6,227,376

Specialty Retail 4.4%

Dick’s Sporting Goods, Inc.	113,713	5,378,625
Gap, Inc. (The)	336,880	11,925,552
Lowe’s Companies, Inc.	353,419	13,401,649
O’Reilly Automotive, Inc. (a)	92,533	9,489,259
Urban Outfitters, Inc. (a)	178,753	6,924,891
Total		47,119,976

Textiles, Apparel & Luxury Goods 1.6%

Nike, Inc., Class B	297,237	17,539,955

TOTAL CONSUMER DISCRETIONARY		165,363,330

CONSUMER STAPLES 10.8%

Food & Staples Retailing 2.6%
Costco Wholesale Corp.	107,505	11,407,355
CVS Caremark Corp.	318,040	17,489,020
Total		28,896,375

Food Products 2.7%

Hershey Co. (The)	150,920	13,210,028
Kraft Foods Group, Inc.	305,885	15,762,254
Total		28,972,282

Household Products 1.8%

Procter & Gamble Co. (The)	256,930	19,799,026

Issuer	Shares	Value

Common Stocks (continued)

CONSUMER STAPLES (CONTINUED)

Personal Products 1.4%

Estee Lauder Companies, Inc. (The), Class A	235,520	$15,080,346

Tobacco 2.3%

Philip Morris International, Inc.	266,006	24,661,416

TOTAL CONSUMER STAPLES		117,409,445

ENERGY 5.7%

Energy Equipment & Services 3.8%

Cameron International Corp. (a)	215,513	14,051,448
Ensco PLC, Class A	169,383	10,162,980
Halliburton Co.	429,279	17,347,164
Total		41,561,592

Oil, Gas & Consumable Fuels 1.9%

Anadarko Petroleum Corp.	122,849	10,743,145
Kinder Morgan Management LLC (a)(b)	1,381	1
Pioneer Natural Resources Co.	75,332	9,360,001
Total		20,103,147
TOTAL ENERGY		61,664,739

FINANCIALS 4.8%

Capital Markets 1.6%

BlackRock, Inc.	66,056	16,968,465

Commercial Banks 1.4%

Fifth Third Bancorp	542,395	8,846,463
Wells Fargo & Co.	162,600	6,014,574
Total		14,861,037

Diversified Financial Services 1.2%

Citigroup, Inc.	298,401	13,201,260

Real Estate Investment Trusts (REITs) 0.6%

Simon Property Group, Inc.	40,300	6,389,968

TOTAL FINANCIALS		51,420,730

HEALTH CARE 13.8%

Biotechnology 5.5%

Celgene Corp. (a)	134,627	15,604,616
Gilead Sciences, Inc. (a)	586,740	28,709,188
Onyx Pharmaceuticals, Inc. (a)	72,289	6,423,601

Issuer	Shares	Value

Common Stocks (continued)

HEALTH CARE (CONTINUED)

Biotechnology (continued)

Vertex Pharmaceuticals, Inc. (a)	165,523	$9,100,454
Total		59,837,859

Health Care Equipment & Supplies 3.7%

Abbott Laboratories	444,486	15,699,246
Hologic, Inc. (a)	371,420	8,394,092
Zimmer Holdings, Inc.	208,038	15,648,618
Total		39,741,956

Life Sciences Tools & Services 1.4%

Thermo Fisher Scientific, Inc.	206,060	15,761,529

Pharmaceuticals 3.2%

Allergan, Inc.	188,622	21,055,874
Johnson & Johnson	162,275	13,230,281
Total		34,286,155
TOTAL HEALTH CARE		149,627,499

INDUSTRIALS 12.7%

Aerospace & Defense 4.0%

Honeywell International, Inc.	357,707	26,953,222
Precision Castparts Corp.	88,105	16,706,470
Total		43,659,692

Air Freight & Logistics 0.5%

FedEx Corp.	55,153	5,416,025

Commercial Services & Supplies 2.2%

ADT Corp. (The)	155,302	7,600,480
Tyco International Ltd.	518,226	16,583,232
Total		24,183,712

Electrical Equipment 3.5%

Eaton Corp. PLC	350,188	21,449,015
Rockwell Automation, Inc.	183,054	15,806,713
Total		37,255,728

Machinery 1.1%

Pall Corp.	165,329	11,303,544

Road & Rail 1.4%

JB Hunt Transport Services, Inc.	129,083	9,614,102
Kansas City Southern	52,695	5,843,875
Total		15,457,977
TOTAL INDUSTRIALS		137,276,678

Issuer	Shares	Value

Common Stocks (continued)

INFORMATION TECHNOLOGY 26.8%

Communications Equipment 3.5%

F5 Networks, Inc. (a)	85,001	$7,571,889
QUALCOMM, Inc.	461,374	30,888,989
Total		38,460,878

Computers & Peripherals 7.1%

Apple, Inc.	109,515	48,474,624
EMC Corp. (a)	694,417	16,589,622
NCR Corp. (a)	412,071	11,356,677
Total		76,420,923

Internet Software & Services 7.7%

eBay, Inc. (a)	421,499	22,853,676
Facebook, Inc., Class A (a)	435,480	11,139,578
Google, Inc., Class A (a)	48,430	38,454,873
LinkedIn Corp., Class A (a)	49,790	8,766,027
Rackspace Hosting, Inc. (a)	53,660	2,708,757
Total		83,922,911

IT Services 4.0%

Accenture PLC, Class A	176,532	13,411,136
Alliance Data Systems Corp. (a)	41,103	6,654,165
Mastercard, Inc., Class A	42,562	23,031,575
Total		43,096,876

Semiconductors & Semiconductor Equipment 1.5%

KLA-Tencor Corp.	157,800	8,322,372
NXP Semiconductor NV (a)	251,006	7,595,442
Total		15,917,814

Software 3.0%

Citrix Systems, Inc. (a)	142,925	10,313,468
Oracle Corp.	242,167	7,831,681
Salesforce.com, Inc. (a)	80,860	14,460,194
Total		32,605,343
TOTAL INFORMATION TECHNOLOGY		290,424,745

MATERIALS 4.3%

Chemicals 4.3%
Airgas, Inc.	102,070	10,121,261
Celanese Corp., Class A	146,470	6,452,003
LyondellBasell Industries NV, Class A	134,923	8,539,277
Monsanto Co.	207,230	21,889,705
Total		47,002,246
TOTAL MATERIALS		47,002,246

Issuer	Shares	Value

Common Stocks (continued)

TELECOMMUNICATION SERVICES 1.3%

Diversified Telecommunication Services 1.3%

Verizon Communications, Inc.	276,081	$13,569,381

TOTAL TELECOMMUNICATION SERVICES		13,569,381

Total Common Stocks (Cost: $973,275,892)		$1,033,758,793

Convertible Preferred Stocks 1.3%

INDUSTRIALS 1.3%

Aerospace & Defense 1.3%

United Technologies Corp., 7.500%	231,850	13,876,222

TOTAL INDUSTRIALS		13,876,222

Total Convertible Preferred Stocks (Cost: $13,234,286)		$13,876,222

	Shares	Value

Money Market Funds 3.9%

Columbia Short-Term Cash Fund, 0.132% (c)(d)	42,540,543	$42,540,543

Total Money Market Funds (Cost: $42,540,543)		$42,540,543

Total Investments
(Cost: $1,029,050,721)		$1,090,175,558(e)
Other Assets & Liabilities, Net		(8,059,302)

Net Assets		$1,082,116,256

Notes to Portfolio of Investments

(a)                                     Non-income producing.

(b)                                     Identifies issues considered to be illiquid as to their marketability. The aggregate value of such securities at March 31, 2013 was $1, representing less than 0.01% of net assets.  Information concerning such security holdings at March 31, 2013 is as follows:

Security Description	Acquisition Dates	Cost ($)
Kinder Morgan Management LLC	12-19-03 - 01-18-05	—

(c)                                     The rate shown is the seven-day current annualized yield at March 31, 2013.

(d)                                     As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2013, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Ending Cost ($)	Dividends – Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	7,578,886	843,547,280	(808,585,623)	42,540,543	17,181	42,540,543

(e)                                     Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third- party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2013:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	165,363,330	—	—	165,363,330
Consumer Staples	117,409,445	—	—	117,409,445
Energy	61,664,738	1	—	61,664,739
Financials	51,420,730	—	—	51,420,730
Health Care	149,627,499	—	—	149,627,499
Industrials	137,276,678	—	—	137,276,678
Information Technology	290,424,745	—	—	290,424,745
Materials	47,002,246	—	—	47,002,246
Telecommunication Services	13,569,381	—	—	13,569,381
Convertible Preferred Stocks
Industrials	13,876,222	—	—	13,876,222
Total Equity Securities	1,047,635,014	1	—	1,047,635,015
Other
Money Market Funds	42,540,543	—	—	42,540,543
Total Other	42,540,543	—	—	42,540,543
Total	1,090,175,557	1	—	1,090,175,558

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Portfolio of Investments

Columbia Variable Portfolio – Large Core Quantitative Fund

March 31, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 99.2%

CONSUMER DISCRETIONARY 11.4%

Media 5.6%

Comcast Corp., Class A	746,600	$31,364,666
DIRECTV (a)	462,400	26,176,464
Discovery Communications, Inc., Class A (a)	183,800	14,472,412
Total		72,013,542

Multiline Retail 0.1%

Macy’s, Inc.	19,000	794,960

Specialty Retail 5.7%

Gap, Inc. (The)	593,200	20,999,280
Home Depot, Inc. (The)	140,800	9,825,024
Ross Stores, Inc.	309,200	18,743,704
TJX Companies, Inc.	515,034	24,077,840
Total		73,645,848
TOTAL CONSUMER DISCRETIONARY		146,454,350

CONSUMER STAPLES 11.4%

Beverages 0.5%

Coca-Cola Enterprises, Inc.	185,700	6,856,044

Food & Staples Retailing 5.0%

CVS Caremark Corp.	90,600	4,982,094
Kroger Co. (The)	634,300	21,020,702
Safeway, Inc.	352,900	9,298,915
Wal-Mart Stores, Inc.	378,510	28,323,904
Total		63,625,615

Food Products 1.9%

Campbell Soup Co.	520,400	23,605,344

Household Products 0.2%

Kimberly-Clark Corp.	30,000	2,939,400

Tobacco 3.8%

Lorillard, Inc.	510,313	20,591,129
Philip Morris International, Inc.	306,184	28,386,319
Total		48,977,448
TOTAL CONSUMER STAPLES		146,003,851

ENERGY 10.5%

Energy Equipment & Services 0.9%

Diamond Offshore Drilling, Inc.	164,200	11,421,752

Issuer	Shares	Value

Common Stocks (continued)

ENERGY (CONTINUED)

Oil, Gas & Consumable Fuels 9.6%

Apache Corp.	99,139	$7,649,565
Chevron Corp.	285,714	33,948,537
ConocoPhillips	456,542	27,438,174
Exxon Mobil Corp.	236,116	21,276,413
HollyFrontier Corp.	20,300	1,044,435
Tesoro Corp.	146,300	8,565,865
Valero Energy Corp.	522,322	23,760,428
Total		123,683,417
TOTAL ENERGY		135,105,169

FINANCIALS 15.3%

Capital Markets 1.9%

BlackRock, Inc.	43,400	11,148,592
Goldman Sachs Group, Inc. (The)	91,400	13,449,510
Total		24,598,102

Commercial Banks 0.4%

Fifth Third Bancorp	318,400	5,193,104

Consumer Finance 0.9%

Discover Financial Services	145,204	6,510,948
SLM Corp.	278,900	5,711,872
Total		12,222,820

Diversified Financial Services 5.0%

Citigroup, Inc.	638,500	28,247,240
JPMorgan Chase & Co.	750,200	35,604,492
Total		63,851,732

Insurance 5.0%

Aflac, Inc.	334,500	17,400,690
Aon PLC	187,900	11,555,850
Lincoln National Corp.	178,100	5,807,841
MetLife, Inc.	149,400	5,680,188
Prudential Financial, Inc.	395,900	23,354,141
Total		63,798,710

Real Estate Investment Trusts (REITs) 2.1%

Public Storage	13,000	1,980,160
Simon Property Group, Inc.	158,322	25,103,536
Total		27,083,696
TOTAL FINANCIALS		196,748,164

HEALTH CARE 12.8%

Biotechnology 2.3%

Amgen, Inc.	65,900	6,755,409

Issuer	Shares	Value

Common Stocks (continued)

HEALTH CARE (CONTINUED)

Biotechnology (continued)

Celgene Corp. (a)	64,000	$7,418,240
Gilead Sciences, Inc. (a)	208,000	10,177,440
Onyx Pharmaceuticals, Inc. (a)	16,000	1,421,760
Vertex Pharmaceuticals, Inc. (a)	57,300	3,150,354
Total		28,923,203

Health Care Equipment & Supplies 1.3%

Becton Dickinson and Co.	57,300	5,478,453
Boston Scientific Corp. (a)	144,700	1,130,107
St. Jude Medical, Inc.	243,100	9,830,964
Total		16,439,524

Health Care Providers & Services 1.4%

AmerisourceBergen Corp.	152,700	7,856,415
Cardinal Health, Inc.	53,500	2,226,670
Humana, Inc.	25,270	1,746,410
McKesson Corp.	50,100	5,408,796
UnitedHealth Group, Inc.	24,400	1,395,924
Total		18,634,215

Pharmaceuticals 7.8%

Bristol-Myers Squibb Co.	706,000	29,080,140
Eli Lilly & Co.	499,012	28,338,891
Pfizer, Inc.	1,467,600	42,354,936
Total		99,773,967
TOTAL HEALTH CARE		163,770,909

INDUSTRIALS 9.9%

Aerospace & Defense 3.4%

Northrop Grumman Corp.	305,700	21,444,855
Raytheon Co.	372,178	21,880,345
Total		43,325,200

Air Freight & Logistics 1.4%

United Parcel Service, Inc., Class B	218,100	18,734,790

Airlines 0.5%

Southwest Airlines Co.	451,700	6,088,916

Electrical Equipment 1.6%

Emerson Electric Co.	238,300	13,313,821
Rockwell Automation, Inc.	86,800	7,495,180
Total		20,809,001

Industrial Conglomerates 1.4%

Danaher Corp.	257,300	15,991,195

Issuer	Shares	Value

Common Stocks (continued)

INDUSTRIALS (CONTINUED)

Industrial Conglomerates (continued)

General Electric Co.	90,300	$2,087,736
Total		18,078,931

Machinery 0.9%

Dover Corp.	35,300	2,572,664
Illinois Tool Works, Inc.	138,969	8,468,771
Total		11,041,435

Professional Services 0.7%

Dun & Bradstreet Corp. (The)	115,500	9,661,575

TOTAL INDUSTRIALS		127,739,848

INFORMATION TECHNOLOGY 17.7%

Communications Equipment 2.5%

Cisco Systems, Inc.	1,521,400	31,812,474

Computers & Peripherals 4.3%

Apple, Inc. (b)	123,474	54,653,296

Internet Software & Services 1.2%

Google, Inc., Class A (a)	14,600	11,592,838
VeriSign, Inc. (a)	84,300	3,985,704
Total		15,578,542

IT Services 2.7%

International Business Machines Corp.	6,509	1,388,370
Mastercard, Inc., Class A	51,500	27,868,195
Visa, Inc., Class A	35,500	6,029,320
Total		35,285,885

Semiconductors & Semiconductor Equipment 1.4%

Broadcom Corp., Class A	72,500	2,513,575
NVIDIA Corp.	1,216,200	15,591,684
Total		18,105,259

Software 5.6%

Microsoft Corp.	1,390,669	39,787,040
Oracle Corp.	732,600	23,692,284
VMware, Inc., Class A (a)	102,000	8,045,760
Total		71,525,084
TOTAL INFORMATION TECHNOLOGY		226,960,540

MATERIALS 3.1%

Chemicals 3.1%

CF Industries Holdings, Inc.	102,600	19,531,962

Issuer	Shares	Value

Common Stocks (continued)

MATERIALS (CONTINUED)

Chemicals (continued)

Eastman Chemical Co.	231,500	$16,174,905
LyondellBasell Industries NV, Class A	71,400	4,518,906
Total		40,225,773
TOTAL MATERIALS		40,225,773

TELECOMMUNICATION SERVICES 3.4%

Diversified Telecommunication Services 3.4%

AT&T, Inc.	287,921	10,563,821
Verizon Communications, Inc.	677,010	33,275,042
Total		43,838,863
TOTAL TELECOMMUNICATION SERVICES		43,838,863

UTILITIES 3.7%

Electric Utilities 0.9%

American Electric Power Co., Inc.	100,500	4,887,315
Edison International	12,600	634,032
Entergy Corp.	83,100	5,255,244
Total		10,776,591

Issuer	Shares	Value

Common Stocks (continued)

UTILITIES (CONTINUED)

Independent Power Producers & Energy Traders 1.2%

AES Corp. (The)	1,250,600	$15,720,042

Multi-Utilities 1.6%

Ameren Corp.	44,200	1,547,884
Public Service Enterprise Group, Inc.	562,800	19,326,552
Total		20,874,436
TOTAL UTILITIES		47,371,069

Total Common Stocks (Cost: $1,063,442,269)		$1,274,218,536

	Shares	Value

Money Market Funds 0.9%

Columbia Short-Term Cash Fund, 0.132% (c)(d)	11,713,412	$11,713,412

Total Money Market Funds (Cost: $11,713,412)		$11,713,412

Total Investments
(Cost: $1,075,155,681)		$1,285,931,948(e)
Other Assets & Liabilities, Net		(1,232,119)
Net Assets		$1,284,699,829

Investments in Derivatives
Futures Contracts Outstanding at March 31, 2013

	Number of Contracts	Notional Market	Expiration	Unrealized	Unrealized
Contract Description	Long (Short)	Value ($)	Date	Appreciation ($)	Depreciation ($)
S&P 500 Index	33	12,892,275	June 2013	134,136	—

Notes to Portfolio of Investments

(a)                                     Non-income producing.

(b)                                     At March 31, 2013, investments in securities included securities valued at $1,239,448 that were partially pledged as collateral to cover initial margin deposits on open stock index futures contracts.

(c)                                     The rate shown is the seven-day current annualized yield at March 31, 2013.

(d)                                     As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2013, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Ending Cost ($)	Dividends – Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	9,393,264	28,004,159	(25,684,011)	11,713,412	2,817	11,713,412

(e)                                     Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third- party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2013:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	146,454,350	—	—	146,454,350
Consumer Staples	146,003,851	—	—	146,003,851
Energy	135,105,169	—	—	135,105,169
Financials	196,748,164	—	—	196,748,164
Health Care	163,770,909	—	—	163,770,909
Industrials	127,739,848	—	—	127,739,848
Information Technology	226,960,540	—	—	226,960,540
Materials	40,225,773	—	—	40,225,773
Telecommunication Services	43,838,863	—	—	43,838,863
Utilities	47,371,069	—	—	47,371,069
Total Equity Securities	1,274,218,536	—	—	1,274,218,536
Other
Money Market Funds	11,713,412	—	—	11,713,412
Total Other	11,713,412	—	—	11,713,412
Investments in Securities	1,285,931,948	—	—	1,285,931,948
Derivatives
Assets
Futures Contracts	134,136	—	—	134,136
Total	1,286,066,084	—	—	1,286,066,084

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

Portfolio of Investments

Columbia Variable Portfolio – Limited Duration Credit Fund

March 31, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes 86.3%
Aerospace & Defense 3.3%
L-3 Communications Corp.
11/15/16	3.950%	$29,094,000	$31,429,317
07/15/20	4.750%	14,880,000	16,459,884
Lockheed Martin Corp.
Senior Unsecured
11/15/19	4.250%	18,222,000	20,504,160
Northrop Grumman Corp.
Senior Unsecured
11/15/15	1.850%	3,878,000	3,958,255
08/01/19	5.050%	17,149,000	19,916,369
Total			92,267,985
Banking 0.2%
Morgan Stanley Senior Unsecured
03/22/17	4.750%	4,025,000	4,439,668
Chemicals 1.3%
Dow Chemical Co. (The)
Senior Unsecured
11/15/20	4.250%	20,196,000	22,178,561
LyondellBasell Industries NV
Senior Unsecured
04/15/19	5.000%	11,944,000	13,496,720
Nova Chemicals Corp.
Senior Unsecured
11/01/16	8.375%	818,000	879,350
Total			36,554,631
Construction Machinery 0.7%
CNH Capital LLC
11/01/15	3.875%	3,654,000	3,745,350
Case New Holland, Inc.
09/01/13	7.750%	14,635,000	14,986,240
Total			18,731,590
Consumer Products 1.2%
Clorox Co. (The)
Senior Unsecured
10/15/17	5.950%	28,420,000	33,593,321
Electric 14.5%
American Electric Power Co., Inc.
Senior Unsecured
12/15/17	1.650%	10,445,000	10,480,252
Appalachian Power Co.
Senior Unsecured
05/24/15	3.400%	36,510,000	38,353,828

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Electric (continued)
Arizona Public Service Co.
Senior Unsecured
08/01/16	6.250%	$9,915,000	$11,595,166
CMS Energy Corp.
Senior Unsecured
09/30/15	4.250%	1,375,000	1,478,125
12/15/15	6.875%	17,949,000	20,468,304
02/01/20	6.250%	5,575,000	6,745,750
Cleveland Electric Illuminating Co. (The)
Senior Unsecured
12/15/13	5.650%	20,842,000	21,545,918
DTE Energy Co.
Senior Unsecured
06/01/16	6.350%	21,794,000	25,269,315
Dominion Resources, Inc.
Senior Unsecured
11/30/17	6.000%	12,050,000	14,453,601
06/15/18	6.400%	16,958,000	20,950,897
Duke Energy Corp.
Senior Unsecured
06/15/18	6.250%	22,937,000	27,911,393
09/15/19	5.050%	12,579,000	14,802,250
Duke Energy Ohio, Inc.
1st Mortgage
04/01/19	5.450%	8,565,000	10,342,015
FirstEnergy Corp.
Senior Unsecured
03/15/18	2.750%	10,525,000	10,644,175
Florida Power Corp.
1st Mortgage
06/15/18	5.650%	1,200,000	1,437,888
Indiana Michigan Power Co.
Senior Unsecured
11/15/14	5.050%	1,065,000	1,133,170
12/01/15	5.650%	4,543,000	5,002,097
Metropolitan Edison Co.
Senior Unsecured
04/01/14	4.875%	4,680,000	4,869,952
NextEra Energy Capital Holdings
06/01/15	1.200%	10,645,000	10,725,497
Ohio Edison Co.
Senior Unsecured
05/01/15	5.450%	18,672,000	20,417,197
Ohio Power Co.
Senior Unsecured
06/01/16	6.000%	7,990,000	9,148,103
Oncor Electric Delivery Co. LLC
Senior Secured
09/30/17	5.000%	35,555,000	40,517,340
Progress Energy, Inc.
Senior Unsecured
01/15/16	5.625%	5,520,000	6,208,570

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Electric (continued)
Sierra Pacific Power Co.
05/15/16	6.000%	$7,485,000	$8,637,001
TransAlta Corp.
Senior Unsecured
01/15/15	4.750%	48,775,000	51,496,791
Xcel Energy, Inc.
Senior Unsecured
05/15/20	4.700%	6,395,000	7,484,510
Total			402,119,105
Entertainment 0.3%
Time Warner, Inc.
03/15/20	4.875%	7,265,000	8,315,061
Environmental 1.8%
Waste Management, Inc.
03/15/18	6.100%	37,511,000	44,910,232
06/30/20	4.750%	4,700,000	5,336,681
Total			50,246,913
Food and Beverage 8.7%
ConAgra Foods, Inc.
Senior Unsecured
06/15/17	5.819%	18,055,000	20,949,289
03/15/18	2.100%	37,460,000	38,105,736
Constellation Brands, Inc.
12/15/14	8.375%	3,782,000	4,188,565
05/15/17	7.250%	2,291,000	2,636,082
Diageo Capital PLC
07/15/20	4.828%	4,310,000	5,040,148
General Mills, Inc.
10/15/14	6.190%	56,835,000	62,818,589
Heineken NV
Senior Unsecured (a)
10/01/17	1.400%	36,227,000	36,062,276
Kraft Foods Group, Inc. Senior Unsecured
08/23/18	6.125%	13,005,000	15,817,656
Kraft Foods, Inc. Senior Unsecured
08/23/18	6.125%	8,514,000	10,370,001
SABMiller Holdings, Inc. (a)
01/15/17	2.450%	27,305,000	28,424,314
SABMiller PLC Senior Unsecured (a)
07/15/18	6.500%	13,180,000	16,171,306
Total			240,583,962

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Gas Pipelines 15.3%
CenterPoint Energy Resources Corp. Senior Unsecured
11/01/17	6.125%	$24,415,000	$29,028,825
Colorado Interstate Gas Co. LLC Senior Unsecured
11/15/15	6.800%	42,828,000	49,231,942
Enterprise Products Operating LLC
01/31/20	5.250%	9,119,000	10,677,565
09/01/20	5.200%	20,979,000	24,604,465
Gulfstream Natural Gas System LLC (a)
Senior Unsecured
11/01/15	5.560%	6,460,000	7,164,741
06/01/16	6.950%	23,075,000	26,939,670
Kinder Morgan Energy Partners LP
Senior Unsecured
02/15/20	6.850%	8,590,000	10,774,214
09/15/20	5.300%	21,022,000	24,596,707
Midcontinent Express Pipeline LLC Senior Unsecured (a)
09/15/14	5.450%	39,550,000	41,145,526
NiSource Finance Corp.
09/15/17	5.250%	26,626,000	30,569,763
09/15/20	5.450%	9,895,000	11,596,970
Northwest Pipeline GP
Senior Unsecured
06/15/16	7.000%	11,954,000	14,101,584
04/15/17	5.950%	17,830,000	20,603,207
Panhandle Eastern Pipeline Co. LP
Senior Unsecured
08/15/13	6.050%	8,000,000	8,143,424
11/01/17	6.200%	20,160,000	23,938,266
Plains All American Pipeline LP/Finance Corp.
Senior Unsecured
09/15/15	3.950%	19,082,000	20,491,015
01/15/20	5.750%	8,449,000	10,146,903
Regency Energy Partners LP/Finance Corp.
06/01/16	9.375%	1,174,000	1,244,440
Rockies Express Pipeline LLC Senior Unsecured (a)
04/15/15	3.900%	26,995,000	27,197,462
Southern Natural Gas Co. LLC Senior Unsecured (a)
04/01/17	5.900%	9,953,000	11,600,560
Transcontinental Gas Pipe Line Co. LLC Senior Unsecured
04/15/16	6.400%	18,282,000	20,984,975
Total			424,782,224
Health Care 3.0%
AmerisourceBergen Corp.
09/15/15	5.875%	1,767,000	1,978,801

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Health Care (continued)
Cardinal Health, Inc. Senior Unsecured
12/15/20	4.625%	$15,975,000	$17,911,841
Express Scripts Holding Co.
05/15/16	3.125%	5,005,000	5,287,152
Hospira, Inc.
Senior Unsecured
05/15/15	6.400%	28,322,000	31,281,338
03/30/17	6.050%	17,469,000	19,878,656
Medco Health Solutions, Inc. Senior Unsecured
09/15/15	2.750%	6,960,000	7,241,379
Total			83,579,167
Healthcare Insurance 1.5%
UnitedHealth Group, Inc. Senior Unsecured
10/15/15	0.850%	10,665,000	10,697,326
WellPoint, Inc.
Senior Unsecured
01/15/16	5.250%	8,120,000	9,040,134
06/15/17	5.875%	19,845,000	23,361,296
Total			43,098,756
Independent Energy 3.9%
Anadarko Petroleum Corp. Senior Unsecured
09/15/16	5.950%	8,608,000	9,908,729
Berry Petroleum Co. Senior Unsecured
06/01/14	10.250%	3,320,000	3,618,800
Continental Resources, Inc.
10/01/19	8.250%	9,216,000	10,252,800
Devon Energy Corp. Senior Unsecured
05/15/17	1.875%	13,150,000	13,277,818
Marathon Oil Corp. Senior Unsecured
11/01/15	0.900%	27,525,000	27,457,867
Pioneer Natural Resources Co.
07/15/16	5.875%	7,540,000	8,526,948
Woodside Finance Ltd. (a)
11/10/14	4.500%	33,190,000	35,059,460
Total			108,102,422
Life Insurance 4.4%
Hartford Financial Services Group, Inc. Senior Unsecured
10/15/17	4.000%	32,837,000	36,368,422

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Life Insurance (continued)
MetLife Global Funding I Secured (a)
01/10/18	1.500%	$25,685,000	$25,797,012
MetLife, Inc. Senior Unsecured
12/15/17	1.756%	10,655,000	10,785,833
Prudential Covered Trust Secured (a)
09/30/15	2.997%	21,354,100	22,264,340
Prudential Financial, Inc.
06/21/20	5.375%	23,840,000	28,116,729
Total			123,332,336
Media Cable 2.5%
DIRECTV Holdings LLC/Financing Co., Inc.
03/15/17	2.400%	42,460,000	43,549,651
01/15/18	1.750%	10,675,000	10,551,319
DISH DBS Corp.
02/01/16	7.125%	1,541,000	1,712,436
Time Warner Cable, Inc.
02/01/20	5.000%	12,555,000	14,301,790
Total			70,115,196
Media Non-Cable 6.0%
BSKYB Finance UK PLC (a)
10/15/15	5.625%	30,965,000	34,358,145
British Sky Broadcasting Group PLC (a)
02/15/18	6.100%	19,669,000	23,285,106
NBCUniversal Media LLC Senior Unsecured
04/30/20	5.150%	46,848,000	55,522,422
Scripps Networks Interactive, Inc. Senior Unsecured
12/15/16	2.700%	7,787,000	8,195,677
TCM Sub LLC (a)
01/15/15	3.550%	43,720,000	45,629,690
Total			166,991,040
Non-Captive Diversified 1.5%
General Electric Capital Corp. Senior Unsecured
05/04/20	5.550%	35,102,000	41,865,910
Oil Field Services 1.0%
Noble Holding International Ltd.
03/01/16	3.050%	5,055,000	5,272,325
03/15/17	2.500%	11,397,000	11,719,603
Weatherford International Ltd.
02/15/16	5.500%	8,985,000	9,810,928
Total			26,802,856

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Pharmaceuticals 0.6%
AbbVie, Inc. (a)
11/06/18	2.000%	$16,290,000	$16,484,177
Property & Casualty 3.1%
Berkshire Hathaway, Inc. Senior Unsecured
02/09/18	1.550%	7,695,000	7,790,549
CNA Financial Corp.
Senior Unsecured
12/15/14	5.850%	16,085,000	17,318,028
08/15/16	6.500%	24,901,000	28,659,233
Liberty Mutual Group, Inc. Senior Unsecured (a)
08/15/16	6.700%	27,845,000	32,426,922
Total			86,194,732
Railroads 3.5%
Burlington Northern Santa Fe LLC Senior Unsecured
09/01/20	3.600%	6,320,000	6,827,995
CSX Corp.
Senior Unsecured
03/15/18	6.250%	38,714,000	47,073,049
10/30/20	3.700%	9,769,000	10,602,091
Canadian Pacific Railway Co. Senior Unsecured
05/15/18	6.500%	6,621,000	8,014,608
Norfolk Southern Corp.
Senior Unsecured
04/01/18	5.750%	4,275,000	5,122,202
06/15/19	5.900%	1,525,000	1,866,640
Union Pacific Corp. Senior Unsecured
02/15/20	6.125%	14,015,000	17,552,933
Total			97,059,518
Refining 1.0%
Marathon Petroleum Corp. Senior Unsecured
03/01/16	3.500%	15,550,000	16,614,382
Valero Energy Corp.
02/01/15	4.500%	9,455,000	10,071,286
Total			26,685,668
Restaurants 1.4%
Yum! Brands, Inc.
Senior Unsecured
03/15/18	6.250%	8,324,000	9,959,408
11/01/20	3.875%	26,421,000	28,312,876
Total			38,272,284

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Supermarkets 0.4%
Safeway, Inc. Senior Unsecured
12/01/16	3.400%	$11,457,000	$12,080,971
Transportation Services 1.5%
ERAC U.S.A. Finance LLC (a)
10/15/17	6.375%	33,683,000	40,470,562
Wireless 0.2%
CC Holdings GS V LLC Senior Secured (a)
12/15/17	2.381%	6,165,000	6,204,863
Wirelines 3.5%
AT&T, Inc.
Senior Unsecured
12/01/17	1.400%	43,909,000	43,603,920
02/15/19	5.800%	17,895,000	21,580,583
CenturyLink, Inc. Senior Unsecured
03/15/22	5.800%	8,135,000	8,236,687
Verizon Communications, Inc.
Senior Unsecured
11/02/15	0.700%	15,920,000	15,833,480
04/01/19	6.350%	7,165,000	8,792,487
Total			98,047,157
Total Corporate Bonds & Notes (Cost: $2,336,373,760)			$2,397,022,075

U.S. Treasury Obligations 6.7%
U.S. Treasury
10/31/13	2.750%	173,435,000	176,056,817
09/30/17	0.625%	9,185,000	9,167,062
Total U.S. Treasury Obligations (Cost: $185,176,308)			$185,223,879

		Shares	Value

Money Market Funds 5.7%
Columbia Short-Term Cash Fund,
0.132% (b)(c)		159,195,656	$159,195,656
Total Money Market Funds (Cost: $159,195,656)			$159,195,656
Total Investments
(Cost: $2,680,745,724) (d)			$2,741,441,610(e)
Other Assets & Liabilities, Net			35,225,766
Net Assets			$2,776,667,376

Investments in Derivatives
Futures Contracts Outstanding at March 31, 2013

At March 31, 2013, $5,093,875 was held in a margin deposit account as collateral to cover initial margin requirements on open futures contracts.

	Number of Contracts	Notional Market	Expiration	Unrealized	Unrealized
Contract Description	Long (Short)	Value ($)	Date	Appreciation ($)	Depreciation ($)
U.S. Treasury Note, 2-year	(615)	(135,578,675)	July 2013	—	(925)
U.S. Treasury Note, 5-year	(4,700)	(583,057,043)	July 2013	—	(888,309)
U.S. Treasury Note, 10-year	(2,155)	(284,426,339)	June 2013	—	(962,891)
Total				—	(1,852,125)

Notes to Portfolio of Investments

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2013, the value of these securities amounted to $476,686,132 or 17.17% of net assets.

(b)	The rate shown is the seven-day current annualized yield at March 31, 2013.
(c)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2013, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	104,424,305	238,927,300	(184,155,949)	159,195,656	34,604	159,195,656

(d)

At March 31, 2013, the cost of securities for federal income tax purposes was approximately $2,680,746,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$62,160,000
Unrealized Depreciation	(1,464,000)
Net Unrealized Appreciation	$60,696,000

(e)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•

Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2013:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Bonds
Corporate Bonds & Notes
Food & Beverage	—	177,765,373	62,818,589	240,583,962
All other Industries	—	2,156,438,113	—	2,156,438,113
U.S. Treasury Obligations	185,223,879	—	—	185,223,879
Total Bonds	185,223,879	2,334,203,486	62,818,589	2,582,245,954
Other
Money Market Funds	159,195,656	—	—	159,195,656
Total Other	159,195,656	—	—	159,195,656
Investments in Securities	344,419,535	2,334,203,486	62,818,589	2,741,441,610
Derivatives
Liabilities
Futures Contracts	(1,852,125)	—	—	(1,852,125)
Total	342,567,410	2,334,203,486	62,818,589	2,739,589,485

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

The following table is a reconciliation of Level 3 assets for which significant observable and/or unobservable inputs were used to determine fair value.

Corporate Bonds
& Notes ($)
Balance as of December 31, 2012	62,818,589
Accrued discounts/premiums	(741,457)
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)(a)	741,457
Sales	—
Purchases	—
Transfers into Level 3	—
Transfers out of Level 3	—
Balance as of March 31, 2013	62,818,589

(a)Change in unrealized appreciation (depreciation) relating to securities held at March 31, 2013 was $741,457.

The Fund does not hold any significant investments with unobservable inputs which are categorized as Level 3.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain corporate bonds classified as Level 3 securities are valued using the market approach and utilize single market quotations from broker dealers which may have included, but not limited to, the distressed nature of the security and observable transactions for similar assets in the market. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

Portfolio of Investments

Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund

(formerly Columbia Variable Portfolio – Managed Volatility Fund)

March 31, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

	Shares	Value

Equity Funds 40.0%
INTERNATIONAL 10.5%
Columbia Variable Portfolio — Emerging Markets Fund, Class 1 (a)	1,590,320	$26,017,639
Variable Portfolio — Columbia Wanger International Equities Fund, Class 1 (a)	3,096,133	39,289,923
Variable Portfolio — DFA International Value Fund, Class 1 (a)	8,166,607	81,257,742
Variable Portfolio — Invesco International Growth Fund, Class 1 (a)	7,314,692	89,019,806
Variable Portfolio — Mondrian International Small Cap Fund, Class 1 (a)	3,061,128	38,968,160
Variable Portfolio — Pyramis® International Equity Fund, Class 1 (a)	4,736,725	54,851,274
Total		329,404,544
U.S. LARGE CAP 19.3%
Columbia Variable Portfolio — Dividend Opportunity Fund, Class 1 (a)(b)	4,588,873	73,008,971
Columbia Variable Portfolio — Large Cap Growth Fund, Class 1 (a)(b)	4,133,477	35,589,233
Columbia Variable Portfolio — Select Large Cap Growth Fund, Class 1 (a)	3,371,864	45,452,731
Columbia Variable Portfolio — Select Large-Cap Value Fund, Class 1 (a)(b)	3,998,408	53,258,796
Variable Portfolio — American Century Growth Fund, Class 1 (a)(b)	3,201,074	44,462,922
Variable Portfolio — Columbia Wanger U.S. Equities Fund, Class 1 (a)(b)	1,600,570	24,248,633
Variable Portfolio — MFS Value Fund, Class 1 (a)(b)	5,867,597	82,322,380
Variable Portfolio — Holland Large Cap Growth Fund, Class 1 (a)	2,924,370	42,198,654
Variable Portfolio — NFJ Dividend Value Fund, Class 1 (a)(b)	5,253,844	76,758,664
Variable Portfolio — Nuveen Winslow Large Cap Growth Fund, Class 1 (a)(b)	3,166,591	44,902,261
Variable Portfolio — Sit Dividend Growth Fund, Class 1 (a)(b)	6,850,842	81,867,559
Total		604,070,804
U.S. MID CAP 6.6%
Columbia Variable Portfolio — Contrarian Core Fund, Class 1 (a)(b)	6,528,393	76,773,904
Columbia Variable Portfolio — Mid Cap Value Opportunity Fund, Class 1 (a)(b)	2,796,163	37,664,317

	Shares	Value

Equity Funds (continued)
U.S. MID CAP (CONTINUED)
Variable Portfolio — Jennison Mid Cap Growth Fund, Class 1 (a)(b)	3,750,243	$54,903,556
Variable Portfolio — Victory Established Value Fund, Class 1 (a)(b)	2,839,028	39,604,442
Total		208,946,219
U.S. SMALL CAP 3.6%
Variable Portfolio — Partners Small Cap Growth Fund, Class 1 (a)(b)	2,257,899	33,507,226
Variable Portfolio — Partners Small Cap Value Fund, Class 1 (a)(b)	4,223,557	79,191,682
Total		112,698,908
Total Equity Funds (Cost: $1,153,283,617)		$1,255,120,475

Fixed-Income Funds 30.3%
FLOATING RATE 1.4%
Variable Portfolio — Eaton Vance Floating-Rate Income Fund, Class 1 (a)	4,396,173	45,148,699
GLOBAL BOND 2.1%
Columbia Variable Portfolio — Global Bond Fund, Class 1 (a)	5,904,346	67,191,460
HIGH YIELD 2.3%
Columbia Variable Portfolio — Income Opportunities Fund, Class 1 (a)	6,591,881	70,664,966
INFLATION PROTECTED SECURITIES 3.2%
Variable Portfolio — BlackRock Global Inflation-Protected Securities Fund, Class 1 (a)	10,323,393	100,240,142
INVESTMENT GRADE 19.4%
Columbia Variable Portfolio — Diversified Bond Fund, Class 1 (a)	9,529,844	107,496,638
Columbia Variable Portfolio — Limited Duration Credit Fund, Class 1 (a)	10,470,301	112,555,739
Columbia Variable Portfolio —U.S. Government Mortgage Fund, Class 1 (a)	5,785,251	60,629,425
Variable Portfolio — American Century Diversified Bond Fund, Class 1 (a)	10,035,216	113,197,237
Variable Portfolio — J.P. Morgan Core Bond Fund, Class 1 (a)	9,985,761	111,041,667
Variable Portfolio — PIMCO Mortgage-Backed Securities Fund, Class 1 (a)	2,905,699	30,393,612

	Shares	Value

Fixed-Income Funds (continued)
INVESTMENT GRADE (CONTINUED)
Variable Portfolio — Wells Fargo Short Duration Government Fund, Class 1 (a)	6,947,476	$71,836,902
Total		607,151,220
MULTISECTOR 1.9%
Columbia Variable Portfolio — Strategic Income Fund, Class 1 (a)	6,126,236	57,831,668
Total Fixed-Income Funds (Cost: $942,728,526)		$948,228,155

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Agency 4.7%
Federal Home Loan Mortgage Corp. (c)(d)
04/01/43	3.000%	$10,950,000	$11,244,281
04/01/43	3.500%	21,390,000	22,508,798
Federal National Mortgage Association (c)(d)
04/01/28	2.500%	33,725,000	34,989,688
04/01/28-04/01/43	3.000%	55,785,000	58,051,689
04/01/28-04/01/43	3.500%	20,415,000	21,591,150
Total Residential Mortgage-Backed Securities - Agency (Cost: $147,924,814)			$148,385,606

	Shares	Value

Exchange-Traded Funds 9.1%
SPDR S&P 500 ETF Trust	930,200	$145,622,810
iShares Core S&P 500 ETF	82,000	12,901,060
iShares MSCI EAFE Index Fund	1,687,425	99,524,326

	Shares	Value

Exchange-Traded Funds (continued)
iShares Russell 2000 Index Fund	285,215	$26,884,366
Total Exchange-Traded Funds (Cost: $261,074,826)		$284,932,562

Issuer	Contracts	Exercise Price	Expiration Date	Value

Options Purchased Puts 1.7%
S&P 500 Index
	4,500	1,300.00	12/19/14	30,262,500
	1,600	1,100.00	06/20/14	2,912,000
	1,000	1,200.00	06/20/14	2,895,000
	3,300	1,300.00	06/20/14	14,553,000
	1,100	1,000.00	12/19/14	2,101,000
Total Options Purchased Puts (Cost: $89,818,901)				$52,723,500

	Shares	Value

Money Market Funds 17.7%
Columbia Short-Term Cash Fund, 0.132% (a)(e)	553,179,971	$553,179,971
Total Money Market Funds (Cost: $553,179,971)		$553,179,971
Total Investments
(Cost: $3,148,010,655)		$3,242,570,269(f)
Other Assets and Liabilities		(110,282,157)
Net Assets		$3,132,288,112

Investments in Derivatives
Futures Contracts Outstanding at March 31, 2013

At March 31, 2013, $35,774,300 was held in a margin deposit account as collateral to cover initial margin requirements on open futures contracts.

	Number of Contracts	Notional Market	Expiration	Unrealized	Unrealized
Contract Description	Long (Short)	Value ($)	Date	Appreciation ($)	Depreciation ($)
CAC40 Euro 10	82	3,922,771	April 2013	—	(136,452)
CAC40 Euro 10	70	3,267,502	June 2013	—	(109,610)
DAX Index	29	7,249,331	June 2013	—	(187,080)
EURO STOXX 50	220	7,202,463	June 2013	—	(273,957)
OMX30 Index	411	7,505,351	April 2013	55,875	—
Russell 2000 Mini	611	57,886,140	June 2013	397,758	—
S&P 500 Index	1,839	718,451,325	June 2013	10,305,847	—
SPI 200	58	7,498,522	June 2013	—	(46,420)
TOPIX Index	69	7,626,759	June 2013	92,175	—
U.S. Treasury Note, 2-year	(142)	(31,304,344)	June 2013	6,999	—
U.S. Treasury Note, 5-year	1,065	132,118,245	June 2013	176,233	—
U.S. Treasury Ultra T Bond	120	18,911,250	June 2013	91,353	—
Total				11,126,240	(753,519)

Notes to Portfolio of Investments

(a)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2013, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Realized Gain/Loss ($)	Ending Cost ($)	Dividend Income ($)	Value ($)
Columbia Short-Term Cash Fund	494,983,539	367,064,098	(308,867,666)	—	553,179,971	171,678	553,179,971
Columbia Variable Portfolio — Contrarian Core Fund, Class 1	—	74,608,615	—	—	74,608,615	—	76,773,904
Columbia Variable Portfolio — Diversified Bond Fund, Class 1	52,529,519	54,455,071	—	—	106,984,590	—	107,496,638
Columbia Variable Portfolio — Dividend Opportunity Fund, Class 1	33,959,608	32,475,104	—	—	66,434,712	—	73,008,971
Columbia Variable Portfolio — Emerging Markets Fund, Class 1	12,665,377	11,854,881	—	—	24,520,258	6,827	26,017,639
Columbia Variable Portfolio — Global Bond Fund, Class 1	65,929,481	25,176,154	(20,000,000)	230,637	71,336,272	3,515,726	67,191,460
Columbia Variable Portfolio — Income Opportunities Fund, Class 1	58,556,909	8,807,971	—	—	67,364,880	—	70,664,966
Columbia Variable Portfolio — Large Cap Growth Fund, Class 1	—	35,398,701	—	—	35,398,701	—	35,589,233
Columbia Variable Portfolio — Limited Duration Credit Fund, Class 1	89,885,446	21,182,144	—	—	111,067,590	—	112,555,739
Columbia Variable Portfolio — Mid Cap Value Opportunity Fund, Class 1	25,155,110	6,912,256	—	—	32,067,366	—	37,664,317
Columbia Variable Portfolio — Select Large Cap Growth Fund, Class 1	30,216,253	10,125,831	—	—	40,342,084	—	45,452,731
Columbia Variable Portfolio — Select Large-Cap Value Fund, Class 1	33,953,661	11,360,199	—	—	45,313,860	—	53,258,796
Columbia Variable Portfolio — U.S. Government Mortgage Fund, Class 1	28,000,000	32,681,962	—	—	60,681,962	—	60,629,425
Columbia Variable Portfolio — Strategic Income Fund, Class 1	31,991,769	25,034,300	—	—	57,026,069	—	57,831,668
Variable Portfolio — American Century Diversified Bond Fund, Class 1	88,544,760	24,501,371	—	—	113,046,131	—	113,197,237
Variable Portfolio — American Century Growth Fund, Class 1	30,170,036	11,016,982	—	—	41,187,018	—	44,462,922
Variable Portfolio — BlackRock Global Inflation-Protected Securities Fund, Class 1	76,325,081	21,986,852	—	—	98,311,933	—	100,240,142
Variable Portfolio — Columbia Wanger International Equities Fund, Class 1	15,870,278	21,134,532	—	—	37,004,810	609,434	39,289,923

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Realized Gain/Loss ($)	Ending Cost ($)	Dividend Income ($)	Value ($)
Variable Portfolio — Columbia Wanger U.S. Equities Fund, Class 1	—	22,964,041	—	—	22,964,041	—	24,248,633
Variable Portfolio — DFA International Value Fund, Class 1	57,109,208	18,570,699	—	—	75,679,907	184,775	81,257,742
Variable Portfolio — Eaton Vance Floating-Rate Income Fund, Class 1	31,761,124	12,391,741	—	—	44,152,865	—	45,148,699
Variable Portfolio — Invesco International Growth Fund, Class 1	50,645,660	33,525,076	—	—	84,170,736	323,204	89,019,806
Variable Portfolio — J.P. Morgan Core Bond Fund, Class 1	85,975,192	24,635,031	—	—	110,610,223	—	111,041,667
Variable Portfolio — Jennison Mid Cap Growth Fund, Class 1	33,954,736	16,560,535	—	—	50,515,271	—	54,903,556
Variable Portfolio — Holland Large Cap Growth Fund, Class 1	30,159,203	8,404,683	—	—	38,563,886	—	42,198,654
Variable Portfolio — MFS Value Fund, Class 1	48,426,403	24,745,900	—	—	73,172,303	—	82,322,380
Variable Portfolio — Mondrian International Small Cap Fund, Class 1	16,033,765	21,443,809	—	—	37,477,574	605,764	38,968,160
Variable Portfolio — NFJ Dividend Value Fund, Class 1	48,442,411	20,660,802	—	—	69,103,213	—	76,758,664
Variable Portfolio — Nuveen Winslow Large Cap Growth Fund, Class 1	30,164,283	10,836,668	—	—	41,000,951	—	44,902,261
Variable Portfolio — Partners Small Cap Growth Fund, Class 1	19,418,531	10,284,421	—	—	29,702,952	—	33,507,226
Variable Portfolio — Partners Small Cap Value Fund, Class 1	44,019,740	25,152,338	—	—	69,172,078	—	79,191,682
Variable Portfolio — PIMCO Mortgage-Backed Securities Fund, Class 1	40,507,204	12,139,630	(22,000,000)	(248,780)	30,398,054	—	30,393,612
Variable Portfolio — Pyramis® International Equity Fund, Class 1	38,132,437	12,149,503	—	—	50,281,940	314,889	54,851,274
Variable Portfolio — Sit Dividend Growth Fund, Class 1	30,351,845	46,162,319	—	—	76,514,164	—	81,867,559
Variable Portfolio — Victory Established Value Fund, Class 1	—	38,087,179	—	—	38,087,179	—	39,604,442
Variable Portfolio — Wells Fargo Short Duration Government Fund, Class 1	50,490,718	21,257,237	—	—	71,747,955	—	71,836,902
Total	1,824,329,287	1,175,748,636	(350,867,666)	(18,143)	2,649,192,114	5,732,297	2,756,528,601

(b)	Non-income producing.
(c)

The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(d)	Represents a security purchased on a when-issued or delayed delivery basis.
(e)	The rate shown is the seven-day current annualized yield at March 31, 2013.
(f)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•

Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2013:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Mutual Funds
Equity Funds	1,255,120,475	—	—	1,255,120,475
Fixed-Income Funds	948,228,155	—	—	948,228,155
Money Market Funds	553,179,971	—	—	553,179,971
Total Mutual Funds	2,756,528,601	—	—	2,756,528,601
Bonds
Residential Mortgage-Backed Securities - Agency	—	148,385,606	—	148,385,606
Total Bonds	—	148,385,606	—	148,385,606
Equity Securities
Exchange-Traded Funds	284,932,562	—	—	284,932,562
Total Equity Securities	284,932,562	—	—	284,932,562
Other
Options Purchased Puts	52,723,500	—	—	52,723,500
Total Other	52,723,500	—	—	52,723,500
Investments in Securities	3,094,184,663	148,385,606	—	3,242,570,269
Derivatives
Assets
Futures Contracts	11,126,240	—	—	11,126,240
Liabilities
Futures Contracts	(753,519)	—	—	(753,519)
Total	3,104,557,384	148,385,606	—	3,252,942,990

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

Portfolio of Investments

Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund

March 31, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 98.8%
CONSUMER DISCRETIONARY 22.8%
Auto Components 0.9%
Delphi Automotive PLC	104,165	$4,624,926
Distributors 0.4%
LKQ Corp. (a)	105,584	2,297,508
Hotels, Restaurants & Leisure 3.7%
Brinker International, Inc.	74,550	2,806,807
Chipotle Mexican Grill, Inc. (a)	4,814	1,568,738
Panera Bread Co., Class A (a)	25,432	4,202,384
Starwood Hotels & Resorts Worldwide, Inc.	115,068	7,333,284
Wynn Resorts Ltd.	26,342	3,296,965
Total		19,208,178
Household Durables 1.0%
PulteGroup, Inc. (a)	126,170	2,553,681
Toll Brothers, Inc. (a)	74,571	2,553,311
Total		5,106,992
Internet & Catalog Retail 1.3%
Netflix, Inc. (a)	19,765	3,743,688
TripAdvisor, Inc. (a)	55,011	2,889,178
Total		6,632,866
Leisure Equipment & Products 1.0%
Mattel, Inc.	67,965	2,976,187
Polaris Industries, Inc.	23,862	2,206,997
Total		5,183,184
Media 5.0%
Charter Communications Operating LLC, Class A (a)	41,370	4,309,927
Discovery Communications, Inc., Class A (a)	77,833	6,128,570
DISH Network Corp., Class A	125,266	4,747,581
Liberty Global, Inc., Class A (a)	56,310	4,133,154
Sirius XM Radio, Inc.	1,064,491	3,278,632
Virgin Media, Inc.	66,615	3,262,137
Total		25,860,001
Multiline Retail 2.1%
Dollar Tree, Inc. (a)	156,879	7,597,650
Macy’s, Inc.	69,869	2,923,319
Total		10,520,969
Specialty Retail 5.9%
AutoZone, Inc. (a)	9,852	3,908,978
Dick’s Sporting Goods, Inc.	82,981	3,925,001
Foot Locker, Inc.	76,306	2,612,717

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER DISCRETIONARY (CONTINUED)
Specialty Retail (continued)
Gap, Inc. (The)	47,595	$1,684,863
L Brands, Inc.	76,732	3,426,851
PetSmart, Inc.	62,082	3,855,292
TJX Companies, Inc.	69,010	3,226,218
Ulta Salon Cosmetics & Fragrance, Inc. (a)	76,627	6,219,814
Urban Outfitters, Inc. (a)	37,657	1,458,832
Total		30,318,566
Textiles, Apparel & Luxury Goods 1.5%
lululemon athletica, Inc. (a)	22,296	1,390,156
Michael Kors Holdings Ltd. (a)	63,307	3,595,204
PVH Corp.	23,962	2,559,381
Total		7,544,741
TOTAL CONSUMER DISCRETIONARY		117,297,931
CONSUMER STAPLES 5.5%
Beverages 1.0%
Beam, Inc.	44,715	2,841,191
Monster Beverage Corp. (a)	45,804	2,186,683
Total		5,027,874
Food & Staples Retailing 2.0%
Kroger Co. (The)	116,950	3,875,723
Whole Foods Market, Inc.	75,218	6,525,162
Total		10,400,885
Food Products 1.7%
Hershey Co. (The)	41,277	3,612,976
Mead Johnson Nutrition Co.	65,528	5,075,143
Total		8,688,119
Personal Products 0.8%
Estee Lauder Companies, Inc. (The), Class A	39,347	2,519,388
Herbalife Ltd.	47,575	1,781,684
Total		4,301,072
TOTAL CONSUMER STAPLES		28,417,950
ENERGY 7.9%
Energy Equipment & Services 3.9%
Cameron International Corp. (a)	76,815	5,008,338
Core Laboratories NV	9,302	1,282,932
FMC Technologies, Inc. (a)	47,345	2,575,094
Oceaneering International, Inc.	46,582	3,093,511
Oil States International, Inc. (a)	25,345	2,067,392
Rowan Companies PLC, Class A (a)	84,160	2,975,898

Issuer	Shares	Value

Common Stocks (continued)
ENERGY (CONTINUED)
Energy Equipment & Services (continued)
Superior Energy Services, Inc. (a)	109,361	$2,840,105
Total		19,843,270
Oil, Gas & Consumable Fuels 4.0%
Cabot Oil & Gas Corp.	89,936	6,080,573
Cobalt International Energy, Inc. (a)	71,995	2,030,259
Concho Resources, Inc. (a)	69,147	6,736,992
Continental Resources, Inc. (a)	39,949	3,472,767
Denbury Resources, Inc. (a)	136,390	2,543,673
Total		20,864,264
TOTAL ENERGY		40,707,534
FINANCIALS 8.4%
Capital Markets 1.5%
Affiliated Managers Group, Inc. (a)	41,163	6,321,402
Artisan Partners Asset Management, Inc. (a)	29,395	1,159,633
Total		7,481,035
Commercial Banks 1.9%
BankUnited, Inc.	99,130	2,539,711
First Republic Bank	91,501	3,533,769
Signature Bank (a)	48,577	3,825,924
Total		9,899,404
Diversified Financial Services 1.6%
IntercontinentalExchange, Inc. (a)	19,122	3,118,224
Moody’s Corp.	97,318	5,188,996
Total		8,307,220
Real Estate Investment Trusts (REITs) 3.0%
Digital Realty Trust, Inc.	50,240	3,361,558
Home Properties, Inc.	52,686	3,341,346
Plum Creek Timber Co., Inc.	63,732	3,326,810
Rayonier, Inc.	84,444	5,038,774
Total		15,068,488
Thrifts & Mortgage Finance 0.4%
Ocwen Financial Corp. (a)	56,270	2,133,758
TOTAL FINANCIALS		42,889,905
HEALTH CARE 13.0%
Biotechnology 3.8%
Alexion Pharmaceuticals, Inc. (a)	81,358	7,496,326
Ariad Pharmaceuticals, Inc. (a)	187,971	3,400,395
Medivation, Inc. (a)	29,650	1,386,731

Issuer	Shares	Value

Common Stocks (continued)
HEALTH CARE (CONTINUED)
Biotechnology (continued)
Onyx Pharmaceuticals, Inc. (a)	63,770	$5,666,602
Regeneron Pharmaceuticals, Inc. (a)	9,434	1,664,158
Total		19,614,212
Health Care Equipment & Supplies 1.9%
Align Technology, Inc. (a)	76,083	2,549,541
Edwards Lifesciences Corp. (a)	86,564	7,112,098
Total		9,661,639
Health Care Providers & Services 2.6%
AmerisourceBergen Corp.	94,645	4,869,485
Brookdale Senior Living, Inc. (a)	110,031	3,067,664
Catamaran Corp. (a)	103,854	5,507,378
Total		13,444,527
Health Care Technology 1.2%
Cerner Corp. (a)	38,916	3,687,291
HMS Holdings Corp. (a)	96,253	2,613,269
Total		6,300,560
Life Sciences Tools & Services 1.7%
Agilent Technologies, Inc.	111,195	4,666,854
Illumina, Inc. (a)	73,920	3,991,680
Total		8,658,534
Pharmaceuticals 1.8%
Actavis, Inc. (a)	38,158	3,514,734
Perrigo Co.	46,647	5,538,398
Total		9,053,132
TOTAL HEALTH CARE		66,732,604
INDUSTRIALS 15.2%
Airlines 1.2%
Delta Air Lines, Inc. (a)	186,245	3,074,905
United Continental Holdings, Inc. (a)	105,864	3,388,706
Total		6,463,611
Building Products 1.5%
Fortune Brands Home & Security, Inc. (a)	135,289	5,063,867
USG Corp. (a)	92,394	2,442,898
Total		7,506,765
Commercial Services & Supplies 1.6%
Clean Harbors, Inc. (a)	64,063	3,721,420
Stericycle, Inc. (a)	43,689	4,638,898
Total		8,360,318

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Construction & Engineering 0.5%
KBR, Inc.	79,550	$2,551,964
Electrical Equipment 2.1%
AMETEK, Inc.	133,451	5,786,435
Regal-Beloit Corp.	36,017	2,937,547
Rockwell Automation, Inc.	21,989	1,898,750
Total		10,622,732
Machinery 2.2%
Cummins, Inc.	35,028	4,056,593
Donaldson Co., Inc.	43,239	1,564,819
Ingersoll-Rand PLC	77,775	4,278,403
Joy Global, Inc.	24,314	1,447,169
Total		11,346,984
Professional Services 2.3%
IHS, Inc., Class A (a)	23,217	2,431,284
Nielsen Holdings NV	77,907	2,790,629
Verisk Analytics, Inc., Class A (a)	107,298	6,612,776
Total		11,834,689
Road & Rail 1.7%
CSX Corp.	88,666	2,183,844
JB Hunt Transport Services, Inc.	23,013	1,714,008
Kansas City Southern	42,376	4,699,498
Total		8,597,350
Trading Companies & Distributors 2.1%
Fastenal Co.	70,866	3,638,969
United Rentals, Inc. (a)	49,471	2,719,421
WW Grainger, Inc.	19,846	4,464,953
Total		10,823,343
TOTAL INDUSTRIALS		78,107,756
INFORMATION TECHNOLOGY 17.1%
Communications Equipment 0.5%
F5 Networks, Inc. (a)	29,636	2,639,975
Computers & Peripherals 0.4%
NetApp, Inc. (a)	60,946	2,081,916
Electronic Equipment, Instruments & Components 1.1%
Amphenol Corp., Class A	43,307	3,232,867
IPG Photonics Corp.	37,704	2,503,923
Total		5,736,790

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
Internet Software & Services 2.4%
CoStar Group, Inc. (a)	18,441	$2,018,552
Equinix, Inc. (a)	27,655	5,982,053
LinkedIn Corp., Class A (a)	23,254	4,094,099
Total		12,094,704
IT Services 2.9%
Alliance Data Systems Corp. (a)	25,994	4,208,169
Gartner, Inc. (a)	23,910	1,300,943
Teradata Corp. (a)	126,672	7,411,579
Western Union Co. (The)	139,065	2,091,537
Total		15,012,228
Semiconductors & Semiconductor Equipment 2.8%
Avago Technologies Ltd.	72,305	2,597,195
KLA-Tencor Corp.	45,686	2,409,480
Maxim Integrated Products, Inc.	79,615	2,599,430
Microchip Technology, Inc.	111,034	4,081,610
Xilinx, Inc.	63,570	2,426,467
Total		14,114,182
Software 7.0%
ANSYS, Inc. (a)	64,759	5,272,678
Autodesk, Inc. (a)	132,305	5,456,258
Citrix Systems, Inc. (a)	90,662	6,542,170
Concur Technologies, Inc. (a)	15,072	1,034,844
Electronic Arts, Inc. (a)	169,035	2,991,919
Fortinet, Inc. (a)	174,800	4,139,264
Intuit, Inc.	73,908	4,852,060
Red Hat, Inc. (a)	50,016	2,528,809
Splunk, Inc. (a)	79,270	3,173,178
Total		35,991,180
TOTAL INFORMATION TECHNOLOGY		87,670,975
MATERIALS 6.5%
Chemicals 3.7%
Albemarle Corp.	44,717	2,795,707
CF Industries Holdings, Inc.	25,176	4,792,755
Eastman Chemical Co.	49,133	3,432,923
Sherwin-Williams Co. (The)	47,853	8,081,893
Total		19,103,278
Containers & Packaging 1.2%
Crown Holdings, Inc. (a)	73,951	3,077,101
Rock Tenn Co., Class A	33,784	3,134,817
Total		6,211,918

Issuer	Shares	Value

Common Stocks (continued)
MATERIALS (CONTINUED)
Metals & Mining 0.8%
Royal Gold, Inc.	57,304	$4,070,303
Paper & Forest Products 0.8%
International Paper Co.	81,713	3,806,192
TOTAL MATERIALS		33,191,691
TELECOMMUNICATION SERVICES 1.5%
Wireless Telecommunication Services 1.5%
Crown Castle International Corp. (a)	57,059	3,973,589
SBA Communications Corp., Class A (a)	51,060	3,677,341
Total		7,650,930
TOTAL TELECOMMUNICATION SERVICES		7,650,930

Issuer	Shares	Value

Common Stocks (continued)
UTILITIES 0.9%
Electric Utilities 0.9%
ITC Holdings Corp.	53,218	$4,750,239
TOTAL UTILITIES		4,750,239
Total Common Stocks (Cost: $437,191,009)		$507,417,515

	Shares	Value

Money Market Funds 2.0%
Columbia Short-Term Cash Fund, 0.132% (b)(c)	10,261,915	$10,261,915
Total Money Market Funds (Cost: $10,261,915)		$10,261,915
Total Investments
(Cost: $447,452,924)		$517,679,430(d)
Other Assets & Liabilities, Net		(4,023,686)
Net Assets		$513,655,744

Notes to Portfolio of Investments
(a)	Non-income producing.
(b)	The rate shown is the seven-day current annualized yield at March 31, 2013.
(c)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2013, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	17,494,195	36,248,612	(43,480,892)	10,261,915	3,012	10,261,915

(d)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third- party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2013:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	117,297,931	—	—	117,297,931
Consumer Staples	28,417,950	—	—	28,417,950
Energy	40,707,534	—	—	40,707,534
Financials	42,889,905	—	—	42,889,905
Health Care	66,732,604	—	—	66,732,604
Industrials	78,107,756	—	—	78,107,756
Information Technology	87,670,975	—	—	87,670,975
Materials	33,191,691	—	—	33,191,691
Telecommunication Services	7,650,930	—	—	7,650,930
Utilities	4,750,239	—	—	4,750,239
Total Equity Securities	507,417,515	—	—	507,417,515
Other
Money Market Funds	10,261,915	—	—	10,261,915
Total Other	10,261,915	—	—	10,261,915
Total	517,679,430	—	—	517,679,430

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Portfolio of Investments

Columbia Variable Portfolio – Mid Cap Value Opportunity Fund

March 31, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 97.5%
CONSUMER DISCRETIONARY 9.3%
Auto Components 1.6%
TRW Automotive Holdings Corp. (a)	147,626	$8,119,430
Visteon Corp. (a)	87,934	5,073,792
Total		13,193,222
Automobiles 0.2%
Ford Motor Co.	150,107	1,973,907
Hotels, Restaurants & Leisure 1.5%
Darden Restaurants, Inc.	81,053	4,188,819
Penn National Gaming, Inc. (a)	56,846	3,094,128
Royal Caribbean Cruises Ltd.	162,726	5,405,757
Total		12,688,704
Household Durables 1.0%
Newell Rubbermaid, Inc.	333,335	8,700,043
Internet & Catalog Retail 1.5%
Liberty Interactive Corp., Class A (a)	487,272	10,417,875
Liberty Ventures, Inc., Class A (a)	30,137	2,277,755
Total		12,695,630
Media 1.9%
Interpublic Group of Companies, Inc. (The)	472,684	6,159,073
Liberty Media Corp. (a)	53,083	5,925,655
Omnicom Group, Inc.	37,578	2,213,344
Starz - Liberty Capital (a)	53,144	1,177,140
Total		15,475,212
Multiline Retail 0.6%
JCPenney Co., Inc.	109,270	1,651,070
Kohl’s Corp.	24,198	1,116,254
Macy’s, Inc.	49,524	2,072,084
Total		4,839,408
Specialty Retail 1.0%
GameStop Corp., Class A	136,092	3,806,493
Gap, Inc. (The)	117,203	4,148,986
Total		7,955,479
TOTAL CONSUMER DISCRETIONARY		77,521,605
CONSUMER STAPLES 3.1%
Food Products 1.3%
Hillshire Brands Co.	65,426	2,299,724
JM Smucker Co. (The)	22,952	2,275,920
Mead Johnson Nutrition Co.	28,084	2,175,106

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER STAPLES (CONTINUED)
Food Products (continued)
Post Holdings, Inc. (a)	94,389	$4,052,120
Total		10,802,870
Household Products 0.8%
Clorox Co. (The)	79,340	7,023,970
Personal Products 0.7%
Avon Products, Inc.	269,526	5,587,274
Tobacco 0.3%
Lorillard, Inc.	64,015	2,583,005
TOTAL CONSUMER STAPLES		25,997,119
ENERGY 9.7%
Energy Equipment & Services 2.0%
C&J Energy Services, Inc. (a)	169,493	3,881,389
Ensco PLC, Class A	140,914	8,454,840
Noble Corp.	117,265	4,473,660
Total		16,809,889
Oil, Gas & Consumable Fuels 7.7%
Cameco Corp.	60,055	1,247,943
EQT Corp.	113,371	7,680,885
HollyFrontier Corp.	29,340	1,509,543
Kinder Morgan, Inc.	107,385	4,153,652
Marathon Petroleum Corp.	131,461	11,778,906
Pioneer Natural Resources Co.	78,936	9,807,798
Southwestern Energy Co. (a)	131,679	4,906,359
Spectra Energy Corp.	281,901	8,668,456
Valero Energy Corp.	186,882	8,501,262
Whiting Petroleum Corp. (a)	101,370	5,153,651
Total		63,408,455
TOTAL ENERGY		80,218,344
FINANCIALS 25.6%
Capital Markets 1.9%
Invesco Ltd.	532,344	15,416,682
Commercial Banks 9.2%
CIT Group, Inc. (a)	345,742	15,032,862
Comerica, Inc.	432,336	15,542,479
Fifth Third Bancorp	977,037	15,935,473
Huntington Bancshares, Inc.	1,393,904	10,300,951
M&T Bank Corp.	84,260	8,692,262

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (CONTINUED)
Commercial Banks (continued)
SunTrust Banks, Inc.	119,407	$3,440,116
TCF Financial Corp.	519,788	7,776,028
Total		76,720,171
Diversified Financial Services 0.2%
Citigroup, Inc.	32,874	1,454,346
Insurance 11.8%
Axis Capital Holdings Ltd.	365,392	15,207,615
Everest Re Group Ltd.	56,197	7,297,743
Hartford Financial Services Group, Inc.	422,063	10,889,225
Lincoln National Corp.	429,321	14,000,158
PartnerRe Ltd.	62,545	5,823,565
Principal Financial Group, Inc.	147,947	5,034,636
Reinsurance Group of America, Inc.	191,503	11,426,984
Validus Holdings Ltd.	190,718	7,127,132
WR Berkley Corp.	51,888	2,302,271
XL Group PLC	607,884	18,418,885
Total		97,528,214
Real Estate Investment Trusts (REITs) 2.5%
Equity Lifestyle Properties, Inc.	35,198	2,703,206
General Growth Properties, Inc.	127,429	2,533,289
Hospitality Properties Trust	98,550	2,704,212
Omega Healthcare Investors, Inc.	78,763	2,391,245
Rayonier, Inc.	179,726	10,724,250
Total		21,056,202
TOTAL FINANCIALS		212,175,615
HEALTH CARE 9.3%
Health Care Equipment & Supplies 4.4%
Boston Scientific Corp. (a)	1,635,243	12,771,248
Teleflex, Inc.	158,453	13,390,863
Zimmer Holdings, Inc.	131,665	9,903,841
Total		36,065,952
Health Care Providers & Services 2.9%
CIGNA Corp.	229,249	14,298,260
Community Health Systems, Inc.	56,821	2,692,747
Universal Health Services, Inc., Class B	106,339	6,791,872
Total		23,782,879
Life Sciences Tools & Services 0.2%
Agilent Technologies, Inc.	47,509	1,993,953

Issuer	Shares	Value

Common Stocks (continued)
HEALTH CARE (CONTINUED)
Pharmaceuticals 1.8%
Actavis, Inc. (a)	165,488	$15,243,100
TOTAL HEALTH CARE		77,085,884
INDUSTRIALS 16.7%
Aerospace & Defense 1.2%
Embraer SA, ADR	170,642	6,086,800
L-3 Communications Holdings, Inc.	20,092	1,625,845
Raytheon Co.	41,527	2,441,372
Total		10,154,017
Airlines 1.8%
Delta Air Lines, Inc. (a)	407,457	6,727,115
United Continental Holdings, Inc. (a)	247,312	7,916,457
Total		14,643,572
Building Products 1.6%
AO Smith Corp.	184,090	13,543,501
Commercial Services & Supplies 0.7%
RR Donnelley & Sons Co.	500,333	6,029,013
Construction & Engineering 2.0%
Fluor Corp.	101,961	6,763,073
Jacobs Engineering Group, Inc. (a)	121,679	6,843,227
KBR, Inc.	84,667	2,716,117
Total		16,322,417
Electrical Equipment 2.2%
Eaton Corp. PLC	187,435	11,480,394
Rockwell Automation, Inc.	83,408	7,202,281
Total		18,682,675
Machinery 2.8%
AGCO Corp.	65,895	3,434,447
Harsco Corp.	106,945	2,649,028
Joy Global, Inc.	82,030	4,882,426
Parker Hannifin Corp.	104,394	9,560,402
SPX Corp.	30,137	2,379,618
Total		22,905,921
Road & Rail 4.4%
JB Hunt Transport Services, Inc.	149,669	11,147,347
Kansas City Southern	187,305	20,772,124
Werner Enterprises, Inc.	188,563	4,551,911
Total		36,471,382
TOTAL INDUSTRIALS		138,752,498

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY 8.0%
Computers & Peripherals 1.1%
NCR Corp. (a)	323,040	$8,902,982
Electronic Equipment, Instruments & Components 2.3%
Amphenol Corp., Class A	152,699	11,398,980
Avnet, Inc. (a)	201,704	7,301,685
Total		18,700,665
IT Services 0.9%
Amdocs Ltd.	207,267	7,513,429
Semiconductors & Semiconductor Equipment 3.7%
Analog Devices, Inc.	86,444	4,018,782
Fairchild Semiconductor International, Inc. (a)	210,882	2,981,871
Infineon Technologies AG, ADR	287,956	2,284,931
LSI Corp. (a)	1,181,947	8,013,601
Microchip Technology, Inc.	93,679	3,443,640
ON Semiconductor Corp. (a)	771,923	6,391,522
United Microelectronics Corp., ADR	2,069,755	3,725,559
Total		30,859,906
TOTAL INFORMATION TECHNOLOGY		65,976,982
MATERIALS 7.9%
Chemicals 5.3%
Agrium, Inc.	40,682	3,966,495
Eastman Chemical Co.	364,607	25,475,091
PPG Industries, Inc.	109,618	14,682,235
Total		44,123,821
Containers & Packaging 1.2%
Rock Tenn Co., Class A	64,138	5,951,365
Sealed Air Corp.	161,927	3,904,060
Total		9,855,425
Paper & Forest Products 1.4%
Domtar Corp.	54,473	4,228,194
International Paper Co.	157,648	7,343,244
Total		11,571,438
TOTAL MATERIALS		65,550,684
TELECOMMUNICATION SERVICES 0.8%
Diversified Telecommunication Services 0.8%
CenturyLink, Inc.	187,989	6,604,054
TOTAL TELECOMMUNICATION SERVICES		6,604,054

Issuer		Shares	Value

Common Stocks (continued)
UTILITIES 7.1%
Electric Utilities 3.3%
Entergy Corp.		98,781	$6,246,910
NV Energy, Inc.		600,497	12,027,955
Pepco Holdings, Inc.		274,034	5,864,328
Xcel Energy, Inc.		106,607	3,166,228
Total			27,305,421
Gas Utilities 1.0%
Questar Corp.		350,328	8,523,480
Multi-Utilities 2.8%
Ameren Corp.		100,657	3,525,008
Sempra Energy		128,015	10,233,519
Wisconsin Energy Corp.		210,626	9,033,750
Total			22,792,277
TOTAL UTILITIES			58,621,178
Total Common Stocks (Cost: $654,135,198)			$808,503,963

Warrants 0.1%
ENERGY 0.1%
Oil, Gas & Consumable Fuels 0.1%
Kinder Morgan, Inc. (a)		167,075	$858,766
TOTAL ENERGY			858,766
Total Warrants (Cost: $288,884)			$858,766

Issuer	Coupon Rate	Principal Amount	Value

Convertible Bonds 0.2%
Building Materials 0.2%
Cemex SAB de CV Subordinated Notes
03/15/18	3.750%	1,416,000	$1,916,910
Total Convertible Bonds (Cost: $1,416,000)			$1,916,910

Issuer	Shares	Value

Limited Partnerships 0.7%
FINANCIALS 0.7%
Capital Markets 0.7%
Lazard Ltd., Class A	163,650	$5,585,374
TOTAL FINANCIALS		5,585,374
Total Limited Partnerships (Cost: $4,914,552)		$5,585,374

	Shares	Value

Money Market Funds 2.3%
Columbia Short-Term Cash Fund, 0.132% (b)(c)	18,816,472	$18,816,472
Total Money Market Funds (Cost: $18,816,472)		$18,816,472
Total Investments
(Cost: $679,571,106)		$835,681,485(d)
Other Assets & Liabilities, Net		(6,481,604)
Net Assets		$829,199,881

Notes to Portfolio of Investments
(a)	Non-income producing.
(b)	The rate shown is the seven-day current annualized yield at March 31, 2013.
(c)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2013, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	18,151,994	148,456,304	(147,791,826)	18,816,472	4,280	18,816,472

(d)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend
ADR	American Depositary Receipt

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observableinputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used whenavailable.  Observable inputs are those that market participants would use in pricing an investment based on marketdata obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’sassumptions about the information market participants would use in pricing an investment. An investment’s level withinthe fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fairvalue measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments atthat level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected asLevel 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third- party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2013:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	77,521,605	—	—	77,521,605
Consumer Staples	25,997,119	—	—	25,997,119
Energy	80,218,344	—	—	80,218,344
Financials	212,175,615	—	—	212,175,615
Health Care	77,085,884	—	—	77,085,884
Industrials	138,752,498	—	—	138,752,498
Information Technology	65,976,982	—	—	65,976,982
Materials	65,550,684	—	—	65,550,684
Telecommunication Services	6,604,054	—	—	6,604,054
Utilities	58,621,178	—	—	58,621,178
Warrants
Energy	858,766	—	—	858,766
Total Equity Securities	809,362,729	—	—	809,362,729
Bonds
Convertible Bonds	—	1,916,910	—	1,916,910
Total Bonds	—	1,916,910	—	1,916,910
Other
Limited Partnerships	5,585,374	—	—	5,585,374
Money Market Funds	18,816,472	—	—	18,816,472
Total Other	24,401,846	—	—	24,401,846
Total	833,764,575	1,916,910	—	835,681,485

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Portfolio of Investments

Columbia Variable Portfolio – S&P 500 Index Fund

March 31, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 98.4%

CONSUMER DISCRETIONARY 11.5%

Auto Components 0.3%

BorgWarner, Inc. (a)	1,867	$144,394
Delphi Automotive PLC	4,734	210,190
Goodyear Tire & Rubber Co. (The) (a)	3,962	49,961
Johnson Controls, Inc.	11,048	387,453
Total		791,998

Automobiles 0.5%

Ford Motor Co.	63,322	832,684
Harley-Davidson, Inc.	3,650	194,545
Total		1,027,229

Distributors 0.1%

Genuine Parts Co.	2,500	195,000

Diversified Consumer Services 0.1%

Apollo Group, Inc., Class A (a)	1,617	28,120
H&R Block, Inc.	4,380	128,859
Total		156,979

Hotels, Restaurants & Leisure 1.8%

Carnival Corp.	7,172	246,000
Chipotle Mexican Grill, Inc. (a)	501	163,261
Darden Restaurants, Inc.	2,088	107,908
International Game Technology	4,269	70,438
Marriott International, Inc., Class A	3,933	166,091
McDonald’s Corp.	16,189	1,613,881
Starbucks Corp.	12,097	689,045
Starwood Hotels & Resorts Worldwide, Inc.	3,127	199,284
Wyndham Worldwide Corp.	2,206	142,243
Wynn Resorts Ltd.	1,288	161,206
Yum! Brands, Inc.	7,277	523,507
Total		4,082,864

Household Durables 0.3%

D.R. Horton, Inc.	4,513	109,666
Garmin Ltd.	1,768	58,415
Harman International Industries, Inc.	1,097	48,959
Leggett & Platt, Inc.	2,305	77,863
Lennar Corp., Class A	2,665	110,544
Newell Rubbermaid, Inc.	4,624	120,687
PulteGroup, Inc. (a)	5,492	111,158
Whirlpool Corp.	1,268	150,207
Total		787,499

Internet & Catalog Retail 1.1%

Amazon.com, Inc. (a)	5,871	1,564,563
Expedia, Inc.	1,508	90,495

Issuer	Shares	Value

Common Stocks (continued)

CONSUMER DISCRETIONARY (CONTINUED)

Internet & Catalog Retail (continued)

Netflix, Inc. (a)	904	$171,227
priceline.com, Inc. (a)	805	553,784
TripAdvisor, Inc. (a)	1,776	93,275
Total		2,473,344

Leisure Equipment & Products 0.1%

Hasbro, Inc.	1,850	81,289
Mattel, Inc.	5,562	243,560
Total		324,849

Media 3.5%

Cablevision Systems Corp., Class A	3,463	51,806
CBS Corp., Class B Non Voting	9,446	441,034
Comcast Corp., Class A	42,613	1,790,172
DIRECTV (a)	9,253	523,812
Discovery Communications, Inc., Class A (a)	3,959	311,732
Gannett Co., Inc.	3,710	81,138
Interpublic Group of Companies, Inc. (The)	6,682	87,066
News Corp., Class A	32,284	985,308
Omnicom Group, Inc.	4,220	248,558
Scripps Networks Interactive, Inc., Class A	1,389	89,368
Time Warner Cable, Inc.	4,771	458,302
Time Warner, Inc.	15,091	869,543
Viacom, Inc., Class B	7,352	452,663
Walt Disney Co. (The)	29,147	1,655,550
Washington Post Co. (The), Class B	73	32,631
Total		8,078,683

Multiline Retail 0.8%

Dollar General Corp. (a)	4,895	247,589
Dollar Tree, Inc. (a)	3,668	177,641
Family Dollar Stores, Inc.	1,552	91,646
JCPenney Co., Inc.	2,301	34,768
Kohl’s Corp.	3,416	157,580
Macy’s, Inc.	6,381	266,981
Nordstrom, Inc.	2,417	133,491
Target Corp.	10,507	719,204
Total		1,828,900

Specialty Retail 2.2%

Abercrombie & Fitch Co., Class A	1,284	59,321
AutoNation, Inc. (a)	625	27,344
AutoZone, Inc. (a)	587	232,904
Bed Bath & Beyond, Inc. (a)	3,651	235,197
Best Buy Co., Inc.	4,294	95,112

Issuer	Shares	Value

Common Stocks (continued)

CONSUMER DISCRETIONARY (CONTINUED)

Specialty Retail (continued)

CarMax, Inc. (a)	3,684	$153,623
GameStop Corp., Class A	1,956	54,709
Gap, Inc. (The)	4,799	169,885
Home Depot, Inc. (The)	24,139	1,684,419
L Brands, Inc.	3,864	172,566
Lowe’s Companies, Inc.	17,920	679,526
O’Reilly Automotive, Inc. (a)	1,797	184,282
PetSmart, Inc.	1,735	107,744
Ross Stores, Inc.	3,590	217,626
Staples, Inc.	10,879	146,105
Tiffany & Co.	1,924	133,795
TJX Companies, Inc.	11,773	550,388
Urban Outfitters, Inc. (a)	1,767	68,454
Total		4,973,000

Textiles, Apparel & Luxury Goods 0.7%

Coach, Inc.	4,533	226,605
Fossil, Inc. (a)	862	83,269
Nike, Inc., Class B	11,713	691,184
PVH Corp.	1,261	134,687
Ralph Lauren Corp.	981	166,093
VF Corp.	1,424	238,876
Total		1,540,714
TOTAL CONSUMER DISCRETIONARY		26,261,059

CONSUMER STAPLES 10.8%

Beverages 2.4%

Beam, Inc.	2,588	164,441
Brown-Forman Corp., Class B	2,447	174,716
Coca-Cola Co. (The)	61,877	2,502,306
Coca-Cola Enterprises, Inc.	4,237	156,430
Constellation Brands, Inc., Class A (a)	2,461	117,242
Dr. Pepper Snapple Group, Inc.	3,287	154,325
Molson Coors Brewing Co., Class B	2,520	123,304
Monster Beverage Corp. (a)	2,325	110,995
PepsiCo, Inc.	24,907	1,970,393
Total		5,474,152

Food & Staples Retailing 2.4%

Costco Wholesale Corp.	7,033	746,272
CVS Caremark Corp.	19,877	1,093,036
Kroger Co. (The)	8,370	277,382
Safeway, Inc.	3,868	101,922
SYSCO Corp.	9,460	332,708
Wal-Mart Stores, Inc.	27,003	2,020,634
Walgreen Co.	13,885	662,037

Issuer	Shares	Value

Common Stocks (continued)

CONSUMER STAPLES (CONTINUED)

Food & Staples Retailing (continued)

Whole Foods Market, Inc.	2,783	$241,425
Total		5,475,416

Food Products 1.9%

Archer-Daniels-Midland Co.	10,632	358,617
Campbell Soup Co.	2,893	131,226
ConAgra Foods, Inc.	6,681	239,247
Dean Foods Co. (a)	3,002	54,426
General Mills, Inc.	10,439	514,747
Hershey Co. (The)	2,424	212,173
HJ Heinz Co.	5,177	374,142
Hormel Foods Corp.	2,170	89,664
JM Smucker Co. (The)	1,732	171,745
Kellogg Co.	4,031	259,717
Kraft Foods Group, Inc.	9,566	492,936
McCormick & Co., Inc.	2,142	157,544
Mead Johnson Nutrition Co.	3,270	253,262
Mondelez International, Inc., Class A	28,709	878,783
Tyson Foods, Inc., Class A	4,579	113,651
Total		4,301,880

Household Products 2.2%

Clorox Co. (The)	2,114	187,152
Colgate-Palmolive Co.	7,098	837,777
Kimberly-Clark Corp.	6,258	613,159
Procter & Gamble Co. (The)	44,100	3,398,346
Total		5,036,434

Personal Products 0.2%

Avon Products, Inc.	6,979	144,675
Estee Lauder Companies, Inc. (The), Class A	3,870	247,796
Total		392,471

Tobacco 1.7%

Altria Group, Inc.	32,448	1,115,887
Lorillard, Inc.	6,124	247,103
Philip Morris International, Inc.	26,602	2,466,272
Reynolds American, Inc.	5,194	231,081
Total		4,060,343
TOTAL CONSUMER STAPLES		24,740,696

ENERGY 10.7%

Energy Equipment & Services 1.8%

Baker Hughes, Inc.	7,133	331,043
Cameron International Corp. (a)	4,001	260,865
Diamond Offshore Drilling, Inc.	1,122	78,046

Issuer	Shares	Value

Common Stocks (continued)

ENERGY (CONTINUED)

Energy Equipment & Services (continued)

Ensco PLC, Class A	3,753	$225,180
FMC Technologies, Inc. (a)	3,838	208,749
Halliburton Co.	15,043	607,888
Helmerich & Payne, Inc.	1,716	104,161
Nabors Industries Ltd.	4,699	76,218
National Oilwell Varco, Inc.	6,888	487,326
Noble Corp.	4,080	155,652
Rowan Companies PLC, Class A (a)	2,006	70,932
Schlumberger Ltd.	21,444	1,605,941
Total		4,212,001

Oil, Gas & Consumable Fuels 8.9%

Anadarko Petroleum Corp.	8,081	706,683
Apache Corp.	6,325	488,037
Cabot Oil & Gas Corp.	3,397	229,671
Chesapeake Energy Corp.	8,406	171,567
Chevron Corp.	31,363	3,726,552
ConocoPhillips	19,712	1,184,691
CONSOL Energy, Inc.	3,683	123,933
Denbury Resources, Inc. (a)	6,029	112,441
Devon Energy Corp.	6,096	343,936
EOG Resources, Inc.	4,387	561,843
EQT Corp.	2,431	164,700
Exxon Mobil Corp.	72,334	6,518,017
Hess Corp.	4,797	343,513
Kinder Morgan, Inc.	10,199	394,497
Marathon Oil Corp.	11,425	385,251
Marathon Petroleum Corp.	5,351	479,450
Murphy Oil Corp.	2,924	186,347
Newfield Exploration Co. (a)	2,183	48,943
Noble Energy, Inc.	2,899	335,298
Occidental Petroleum Corp.	13,004	1,019,124
Peabody Energy Corp.	4,353	92,066
Phillips 66	10,034	702,079
Pioneer Natural Resources Co.	2,137	265,522
QEP Resources, Inc.	2,883	91,795
Range Resources Corp.	2,629	213,054
Southwestern Energy Co. (a)	5,667	211,152
Spectra Energy Corp.	10,786	331,670
Tesoro Corp.	2,219	129,922
Valero Energy Corp.	8,927	406,089
Williams Companies, Inc. (The)	11,003	412,172
WPX Energy, Inc. (a)	3,231	51,761
Total		20,431,776
TOTAL ENERGY		24,643,777

Issuer	Shares	Value

Common Stocks (continued)

FINANCIALS 15.7%

Capital Markets 2.0%

Ameriprise Financial, Inc. (b)	3,285	$241,940
Bank of New York Mellon Corp. (The)	18,784	525,764
BlackRock, Inc.	2,030	521,467
Charles Schwab Corp. (The)	17,744	313,891
E*TRADE Financial Corp. (a)	4,646	49,759
Franklin Resources, Inc.	2,230	336,306
Goldman Sachs Group, Inc. (The)	7,064	1,039,468
Invesco Ltd.	7,119	206,166
Legg Mason, Inc.	1,853	59,574
Morgan Stanley	22,164	487,165
Northern Trust Corp.	3,514	191,724
State Street Corp.	7,376	435,848
T Rowe Price Group, Inc.	4,182	313,106
Total		4,722,178

Commercial Banks 2.7%

BB&T Corp.	11,298	354,644
Comerica, Inc.	3,030	108,929
Fifth Third Bancorp	14,131	230,477
First Horizon National Corp.	3,930	41,972
Huntington Bancshares, Inc.	13,594	100,460
KeyCorp	14,915	148,553
M&T Bank Corp.	1,974	203,638
PNC Financial Services Group, Inc.	8,531	567,311
Regions Financial Corp.	22,818	186,879
SunTrust Banks, Inc.	8,701	250,676
U.S. Bancorp	30,083	1,020,716
Wells Fargo & Co.	79,138	2,927,315
Zions Bancorporation	2,974	74,320
Total		6,215,890

Consumer Finance 0.9%

American Express Co.	15,515	1,046,642
Capital One Financial Corp.	9,400	516,530
Discover Financial Services	7,998	358,630
SLM Corp.	7,319	149,893
Total		2,071,695

Diversified Financial Services 3.7%

Bank of America Corp.	174,685	2,127,663
Citigroup, Inc.	49,059	2,170,370
CME Group, Inc.	4,955	304,187
IntercontinentalExchange, Inc. (a)	1,173	191,281
JPMorgan Chase & Co.	61,792	2,932,648
Leucadia National Corp.	4,736	129,909
McGraw-Hill Companies, Inc. (The)	4,533	236,079
Moody’s Corp.	3,128	166,785

Issuer	Shares	Value

Common Stocks (continued)

FINANCIALS (CONTINUED)

Diversified Financial Services (continued)

NASDAQ OMX Group, Inc. (The)	1,899	$61,338
NYSE Euronext	3,923	151,585
Total		8,471,845

Insurance 4.1%

ACE Ltd.	5,478	487,378
Aflac, Inc.	7,551	392,803
Allstate Corp. (The)	7,708	378,231
American International Group, Inc. (a)	23,834	925,236
Aon PLC	5,030	309,345
Assurant, Inc.	1,272	57,253
Berkshire Hathaway, Inc., Class B (a)	29,446	3,068,273
Chubb Corp. (The)	4,213	368,764
Cincinnati Financial Corp.	2,372	111,935
Genworth Financial, Inc., Class A (a)	7,954	79,540
Hartford Financial Services Group, Inc.	7,049	181,864
Lincoln National Corp.	4,383	142,930
Loews Corp.	4,998	220,262
Marsh & McLennan Companies, Inc.	8,853	336,148
MetLife, Inc.	17,655	671,243
Principal Financial Group, Inc.	4,453	151,535
Progressive Corp. (The)	8,970	226,672
Prudential Financial, Inc.	7,507	442,838
Torchmark Corp.	1,512	90,418
Travelers Companies, Inc. (The)	6,102	513,727
Unum Group	4,356	123,057
XL Group PLC	4,762	144,289
Total		9,423,741

Real Estate Investment Trusts (REITs) 2.1%

American Tower Corp.	6,379	490,673
Apartment Investment & Management Co., Class A	2,354	72,174
AvalonBay Communities, Inc.	1,837	232,693
Boston Properties, Inc.	2,448	247,395
Equity Residential	5,172	284,770
HCP, Inc.	7,319	364,925
Health Care REIT, Inc.	4,211	285,969
Host Hotels & Resorts, Inc.	11,732	205,193
Kimco Realty Corp.	6,585	147,504
Plum Creek Timber Co., Inc.	2,621	136,816
ProLogis, Inc.	7,472	298,730
Public Storage	2,329	354,753
Simon Property Group, Inc.	5,064	802,948
Ventas, Inc.	4,713	344,992
Vornado Realty Trust	2,735	228,755

Issuer	Shares	Value

Common Stocks (continued)

FINANCIALS (CONTINUED)

Real Estate Investment Trusts (REITs) (continued)

Weyerhaeuser Co.	8,803	$276,238
Total		4,774,528

Real Estate Management & Development 0.1%

CBRE Group, Inc., Class A (a)	4,911	124,003

Thrifts & Mortgage Finance 0.1%

Hudson City Bancorp, Inc.	7,675	66,312
People’s United Financial, Inc.	5,468	73,490
Total		139,802
TOTAL FINANCIALS		35,943,682

HEALTH CARE 12.3%

Biotechnology 1.8%

Alexion Pharmaceuticals, Inc. (a)	3,152	290,425
Amgen, Inc.	12,083	1,238,628
Biogen Idec, Inc. (a)	3,815	735,952
Celgene Corp. (a)	6,760	783,552
Gilead Sciences, Inc. (a)	24,578	1,202,601
Total		4,251,158

Health Care Equipment & Supplies 2.1%

Abbott Laboratories	25,357	895,609
Baxter International, Inc.	8,814	640,249
Becton Dickinson and Co.	3,131	299,355
Boston Scientific Corp. (a)	21,915	171,156
CareFusion Corp. (a)	3,594	125,754
Covidien PLC	7,621	517,009
CR Bard, Inc.	1,228	123,758
DENTSPLY International, Inc.	2,306	97,821
Edwards Lifesciences Corp. (a)	1,842	151,339
Intuitive Surgical, Inc. (a)	648	318,291
Medtronic, Inc.	16,328	766,763
St. Jude Medical, Inc.	4,567	184,689
Stryker Corp.	4,669	304,606
Varian Medical Systems, Inc. (a)	1,762	126,864
Zimmer Holdings, Inc.	2,734	205,651
Total		4,928,914

Health Care Providers & Services 1.9%

Aetna, Inc.	5,295	270,680
AmerisourceBergen Corp.	3,716	191,188
Cardinal Health, Inc.	5,503	229,035
CIGNA Corp.	4,617	287,962
Coventry Health Care, Inc.	2,173	102,196
DaVita HealthCare Partners, Inc. (a)	1,363	161,638

Issuer	Shares	Value

Common Stocks (continued)

HEALTH CARE (CONTINUED)

Health Care Providers & Services (continued)

Express Scripts Holding Co. (a)	13,214	$761,787
Humana, Inc.	2,557	176,714
Laboratory Corp. of America Holdings (a)	1,503	135,571
McKesson Corp.	3,760	405,930
Patterson Companies, Inc.	1,350	51,354
Quest Diagnostics, Inc.	2,554	144,173
Tenet Healthcare Corp. (a)	1,684	80,125
UnitedHealth Group, Inc.	16,547	946,654
WellPoint, Inc.	4,908	325,057
Total		4,270,064

Health Care Technology 0.1%

Cerner Corp. (a)	2,363	223,894

Life Sciences Tools & Services 0.5%

Agilent Technologies, Inc.	5,602	235,116
Life Technologies Corp. (a)	2,778	179,542
PerkinElmer, Inc.	1,836	61,763
Thermo Fisher Scientific, Inc.	5,774	441,654
Waters Corp. (a)	1,387	130,253
Total		1,048,328

Pharmaceuticals 5.9%

AbbVie, Inc.	25,519	1,040,665
Actavis, Inc. (a)	2,064	190,115
Allergan, Inc.	4,965	554,243
Bristol-Myers Squibb Co.	26,434	1,088,817
Eli Lilly & Co.	16,117	915,284
Forest Laboratories, Inc. (a)	3,783	143,905
Hospira, Inc. (a)	2,670	87,656
Johnson & Johnson	45,128	3,679,286
Merck & Co., Inc.	48,794	2,158,159
Mylan, Inc. (a)	6,386	184,811
Perrigo Co.	1,426	169,309
Pfizer, Inc.	116,062	3,349,549
Total		13,561,799
TOTAL HEALTH CARE		28,284,157

INDUSTRIALS 9.9%

Aerospace & Defense 2.3%

Boeing Co. (The)	10,987	943,234
General Dynamics Corp.	5,364	378,216
Honeywell International, Inc.	12,654	953,479
L-3 Communications Holdings, Inc.	1,451	117,415
Lockheed Martin Corp.	4,323	417,256

Issuer	Shares	Value

Common Stocks (continued)

INDUSTRIALS (CONTINUED)

Aerospace & Defense (continued)

Northrop Grumman Corp.	3,828	$268,534
Precision Castparts Corp.	2,364	448,262
Raytheon Co.	5,253	308,824
Rockwell Collins, Inc.	2,205	139,179
Textron, Inc.	4,384	130,687
United Technologies Corp.	13,615	1,272,049
Total		5,377,135

Air Freight & Logistics 0.7%

CH Robinson Worldwide, Inc.	2,600	154,596
Expeditors International of Washington, Inc.	3,334	119,057
FedEx Corp.	4,721	463,602
United Parcel Service, Inc., Class B	11,545	991,716
Total		1,728,971

Airlines 0.1%

Southwest Airlines Co.	11,755	158,457

Building Products 0.1%

Masco Corp.	5,757	116,579

Commercial Services & Supplies 0.6%

ADT Corp. (The)	3,749	183,476
Avery Dennison Corp.	1,616	69,601
Cintas Corp.	1,692	74,668
Iron Mountain, Inc.	2,701	98,073
Pitney Bowes, Inc.	3,251	48,310
Republic Services, Inc.	4,800	158,400
Stericycle, Inc. (a)	1,390	147,590
Tyco International Ltd.	7,524	240,768
Waste Management, Inc.	7,060	276,823
Total		1,297,709

Construction & Engineering 0.2%

Fluor Corp.	2,624	174,050
Jacobs Engineering Group, Inc. (a)	2,104	118,329
Quanta Services, Inc. (a)	3,443	98,401
Total		390,780

Electrical Equipment 0.6%

Eaton Corp. PLC	7,606	465,867
Emerson Electric Co.	11,657	651,277
Rockwell Automation, Inc.	2,257	194,892
Roper Industries, Inc.	1,597	203,314
Total		1,515,350

Issuer	Shares	Value

Common Stocks (continued)

INDUSTRIALS (CONTINUED)

Industrial Conglomerates 2.4%

3M Co.	10,248	$1,089,465
Danaher Corp.	9,361	581,786
General Electric Co.	167,872	3,881,201
Total		5,552,452

Machinery 1.8%

Caterpillar, Inc.	10,575	919,708
Cummins, Inc.	2,850	330,058
Deere & Co.	6,289	540,728
Dover Corp.	2,820	205,522
Flowserve Corp.	777	130,311
Illinois Tool Works, Inc.	6,705	408,603
Ingersoll-Rand PLC	4,449	244,739
Joy Global, Inc.	1,715	102,077
PACCAR, Inc.	5,706	288,495
Pall Corp.	1,793	122,587
Parker Hannifin Corp.	2,408	220,525
Pentair Ltd.	3,328	175,552
Snap-On, Inc.	941	77,821
Stanley Black & Decker, Inc.	2,587	209,469
Xylem, Inc.	3,005	82,818
Total		4,059,013

Professional Services 0.1%

Dun & Bradstreet Corp. (The)	660	55,209
Equifax, Inc.	1,945	112,013
Robert Half International, Inc.	2,253	84,555
Total		251,777

Road & Rail 0.8%

CSX Corp.	16,480	405,903
Norfolk Southern Corp.	5,078	391,412
Ryder System, Inc.	831	49,652
Union Pacific Corp.	7,576	1,078,898
Total		1,925,865

Trading Companies & Distributors 0.2%

Fastenal Co.	4,358	223,783
WW Grainger, Inc.	965	217,106
Total		440,889
TOTAL INDUSTRIALS		22,814,977

INFORMATION TECHNOLOGY 17.7%

Communications Equipment 1.9%

Cisco Systems, Inc.	86,081	1,799,954
F5 Networks, Inc. (a)	1,269	113,042
Harris Corp.	1,822	84,431

Issuer	Shares	Value

Common Stocks (continued)

INFORMATION TECHNOLOGY (CONTINUED)

Communications Equipment (continued)

JDS Uniphase Corp. (a)	3,796	$50,753
Juniper Networks, Inc. (a)	8,324	154,327
Motorola Solutions, Inc.	4,456	285,318
QUALCOMM, Inc.	27,738	1,857,059
Total		4,344,884

Computers & Peripherals 4.1%

Apple, Inc. (c)	15,160	6,710,271
Dell, Inc.	23,577	337,859
EMC Corp. (a)	33,974	811,639
Hewlett-Packard Co.	31,525	751,556
NetApp, Inc. (a)	5,819	198,777
SanDisk Corp. (a)	3,904	214,720
Seagate Technology PLC	5,156	188,503
Western Digital Corp.	3,497	175,829
Total		9,389,154

Electronic Equipment, Instruments & Components 0.4%

Amphenol Corp., Class A	2,578	192,448
Corning, Inc.	23,771	316,867
FLIR Systems, Inc.	2,340	60,863
Jabil Circuit, Inc.	2,970	54,886
Molex, Inc.	2,235	65,441
TE Connectivity Ltd.	6,785	284,495
Total		975,000

Internet Software & Services 2.2%

Akamai Technologies, Inc. (a)	2,872	101,353
eBay, Inc. (a)	18,838	1,021,396
Google, Inc., Class A (a)	4,311	3,423,063
VeriSign, Inc. (a)	2,463	116,451
Yahoo!, Inc. (a)	15,646	368,151
Total		5,030,414

IT Services 3.8%

Accenture PLC, Class A	10,402	790,240
Automatic Data Processing, Inc.	7,830	509,107
Cognizant Technology Solutions Corp., Class A (a)	4,872	373,244
Computer Sciences Corp.	2,478	121,992
Fidelity National Information Services, Inc.	4,733	187,521
Fiserv, Inc. (a)	2,155	189,274
International Business Machines Corp.	16,913	3,607,543
Mastercard, Inc., Class A	1,705	922,627
Paychex, Inc.	5,226	183,276
SAIC, Inc.	4,581	62,072

Issuer	Shares	Value

Common Stocks (continued)

INFORMATION TECHNOLOGY (CONTINUED)

IT Services (continued)

Teradata Corp. (a)	2,677	$156,631
Total System Services, Inc.	2,594	64,279
Visa, Inc., Class A	8,326	1,414,088
Western Union Co. (The)	9,182	138,097
Total		8,719,991

Office Electronics 0.1%

Xerox Corp.	19,758	169,919

Semiconductors & Semiconductor Equipment 1.9%

Advanced Micro Devices, Inc. (a)	9,799	24,987
Altera Corp.	5,162	183,096
Analog Devices, Inc.	4,940	229,661
Applied Materials, Inc.	19,374	261,162
Broadcom Corp., Class A	8,451	292,996
First Solar, Inc. (a)	971	26,178
Intel Corp.	79,850	1,744,722
KLA-Tencor Corp.	2,682	141,449
Lam Research Corp. (a)	2,621	108,667
Linear Technology Corp.	3,755	144,079
LSI Corp. (a)	8,875	60,173
Microchip Technology, Inc.	3,154	115,941
Micron Technology, Inc. (a)	16,496	164,630
NVIDIA Corp.	10,088	129,328
Teradyne, Inc. (a)	3,072	49,828
Texas Instruments, Inc.	17,836	632,821
Xilinx, Inc.	4,223	161,192
Total		4,470,910

Software 3.3%

Adobe Systems, Inc. (a)	8,053	350,386
Autodesk, Inc. (a)	3,628	149,619
BMC Software, Inc. (a)	2,122	98,312
CA, Inc.	5,373	135,238
Citrix Systems, Inc. (a)	3,009	217,129
Electronic Arts, Inc. (a)	4,845	85,756
Intuit, Inc.	4,498	295,294
Microsoft Corp.	121,705	3,481,980
Oracle Corp.	59,617	1,928,014
Red Hat, Inc. (a)	3,119	157,697
Salesforce.com, Inc. (a)	2,175	388,955
Symantec Corp. (a)	11,126	274,590
Total		7,562,970
TOTAL INFORMATION TECHNOLOGY		40,663,242

Issuer	Shares	Value

Common Stocks (continued)

MATERIALS 3.4%

Chemicals 2.4%

Air Products & Chemicals, Inc.	3,352	$292,026
Airgas, Inc.	1,103	109,373
CF Industries Holdings, Inc.	1,017	193,606
Dow Chemical Co. (The)	19,444	619,097
Eastman Chemical Co.	2,485	173,627
Ecolab, Inc.	4,286	343,651
EI du Pont de Nemours & Co.	15,083	741,480
FMC Corp.	2,223	126,778
International Flavors & Fragrances, Inc.	1,317	100,974
LyondellBasell Industries NV, Class A	6,130	387,968
Monsanto Co.	8,650	913,700
Mosaic Co. (The)	4,467	266,278
PPG Industries, Inc.	2,306	308,866
Praxair, Inc.	4,782	533,384
Sherwin-Williams Co. (The)	1,386	234,082
Sigma-Aldrich Corp.	1,944	151,010
Total		5,495,900

Construction Materials 0.1%

Vulcan Materials Co.	2,097	108,415

Containers & Packaging 0.2%

Ball Corp.	2,413	114,810
Bemis Co., Inc.	1,663	67,119
MeadWestvaco Corp.	2,836	102,947
Owens-Illinois, Inc. (a)	2,649	70,596
Sealed Air Corp.	3,142	75,754
Total		431,226

Metals & Mining 0.6%

Alcoa, Inc.	17,263	147,081
Allegheny Technologies, Inc.	1,735	55,017
Cliffs Natural Resources, Inc.	2,446	46,498
Freeport-McMoRan Copper & Gold, Inc.	15,329	507,390
Newmont Mining Corp.	8,019	335,916
Nucor Corp.	5,129	236,703
United States Steel Corp.	2,329	45,416
Total		1,374,021

Paper & Forest Products 0.1%

International Paper Co.	7,123	331,789

TOTAL MATERIALS		7,741,351

Issuer	Shares	Value

Common Stocks (continued)

TELECOMMUNICATION SERVICES 2.9%

Diversified Telecommunication Services 2.6%

AT&T, Inc.	88,658	$3,252,863
CenturyLink, Inc.	10,103	354,918
Frontier Communications Corp.	16,116	64,142
Verizon Communications, Inc.	46,145	2,268,027
Windstream Corp.	9,533	75,787
Total		6,015,737

Wireless Telecommunication Services 0.3%

Crown Castle International Corp. (a)	4,733	329,606
MetroPCS Communications, Inc. (a)	5,167	56,320
Sprint Nextel Corp. (a)	48,607	301,850
Total		687,776
TOTAL TELECOMMUNICATION SERVICES		6,703,513

UTILITIES 3.5%

Electric Utilities 2.0%

American Electric Power Co., Inc.	7,841	381,308
Duke Energy Corp.	11,376	825,784
Edison International	5,260	264,683
Entergy Corp.	2,875	181,815
Exelon Corp.	13,804	475,962
FirstEnergy Corp.	6,753	284,976
NextEra Energy, Inc.	6,843	531,564
Northeast Utilities	5,075	220,560
Pepco Holdings, Inc.	3,714	79,480
Pinnacle West Capital Corp.	1,772	102,581
PPL Corp.	9,410	294,627
Southern Co. (The)	14,029	658,241
Xcel Energy, Inc.	7,883	234,125
Total		4,535,706

Gas Utilities 0.1%

AGL Resources, Inc.	1,903	79,831
ONEOK, Inc.	3,309	157,740
Total		237,571

Issuer	Shares	Value

Common Stocks (continued)

UTILITIES (CONTINUED)

Independent Power Producers & Energy Traders 0.1%

AES Corp. (The)	9,993	$125,612
NRG Energy, Inc.	5,217	138,198
Total		263,810

Multi-Utilities 1.3%

Ameren Corp.	3,917	137,173
CenterPoint Energy, Inc.	6,904	165,420
CMS Energy Corp.	4,276	119,471
Consolidated Edison, Inc.	4,728	288,550
Dominion Resources, Inc.	9,304	541,307
DTE Energy Co.	2,786	190,395
Integrys Energy Group, Inc.	1,266	73,631
NiSource, Inc.	5,024	147,404
PG&E Corp.	7,081	315,317
Public Service Enterprise Group, Inc.	8,168	280,489
SCANA Corp.	2,138	109,380
Sempra Energy	3,653	292,021
TECO Energy, Inc.	3,297	58,753
Wisconsin Energy Corp.	3,697	158,564
Total		2,877,875
TOTAL UTILITIES		7,914,962

Total Common Stocks (Cost: $155,831,292)		$225,711,416

	Shares	Value

Money Market Funds 1.7%

Columbia Short-Term Cash Fund, 0.132% (b)(d)	3,890,904	$3,890,904

Total Money Market Funds (Cost: $3,890,904)		$3,890,904

Total Investments
(Cost: $159,722,196)		$229,602,320(e)
Other Assets & Liabilities, Net		(182,881)
Net Assets		$229,419,439

Investments in Derivatives Futures Contracts Outstanding at March 31, 2013

	Number of Contracts	Notional Market	Expiration	Unrealized	Unrealized
Contract Description	Long (Short)	Value ($)	Date	Appreciation ($)	Depreciation ($)
S&P 500 Index	11	4,297,425	June 2013	37,683	—

Notes to Portfolio of Investments

(a)	Non-income producing.
(b)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2013, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Ameriprise Financial, Inc.	106,631	—	(4,162)	1,583	104,052	1,503	241,940
Columbia Short-Term Cash Fund	2,914,212	4,886,926	(3,910,234)	—	3,890,904	794	3,890,904
Total	3,020,843	4,886,926	(3,914,396)	1,583	3,994,956	2,297	4,132,844

(c)	At March 31, 2013, investments in securities included securities valued at $354,128 that were partially pledged as collateral to cover initial margin deposits on open stock index futures contracts.
(d)	The rate shown is the seven-day current annualized yield at March 31, 2013.
(e)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2013:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	26,261,059	—	—	26,261,059
Consumer Staples	24,740,696	—	—	24,740,696
Energy	24,643,777	—	—	24,643,777
Financials	35,943,682	—	—	35,943,682
Health Care	28,284,157	—	—	28,284,157
Industrials	22,814,977	—	—	22,814,977
Information Technology	40,663,242	—	—	40,663,242
Materials	7,741,351	—	—	7,741,351
Telecommunication Services	6,703,513	—	—	6,703,513
Utilities	7,914,962	—	—	7,914,962
Total Equity Securities	225,711,416	—	—	225,711,416
Other
Money Market Funds	3,890,904	—	—	3,890,904
Total Other	3,890,904	—	—	3,890,904
Investments in Securities	229,602,320	—	—	229,602,320
Derivatives
Assets
Futures Contracts	37,683	—	—	37,683
Total	229,640,003	—	—	229,640,003

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

Portfolio of Investments

Columbia Variable Portfolio – Select Large-Cap Value Fund

March 31, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 99.8%

CONSUMER DISCRETIONARY 7.1%

Multiline Retail 2.4%

Nordstrom, Inc.	280,000	$15,464,400

Specialty Retail 4.7%

Gap, Inc. (The)	400,000	14,160,000
Lowe’s Companies, Inc.	436,000	16,533,120
Total		30,693,120
TOTAL CONSUMER DISCRETIONARY		46,157,520

CONSUMER STAPLES 9.8%

Food & Staples Retailing 1.7%

Costco Wholesale Corp.	106,100	11,258,271

Food Products 3.7%

Tyson Foods, Inc., Class A	980,000	24,323,600

Tobacco 4.4%

Altria Group, Inc.	408,000	14,031,120
Philip Morris International, Inc.	154,500	14,323,695
Total		28,354,815
TOTAL CONSUMER STAPLES		63,936,686

ENERGY 21.4%

Oil, Gas & Consumable Fuels 21.4%

Anadarko Petroleum Corp.	315,000	27,546,750
Chevron Corp.	106,000	12,594,920
ConocoPhillips	220,500	13,252,050
Marathon Oil Corp.	520,000	17,534,400
Marathon Petroleum Corp.	320,000	28,672,000
Valero Energy Corp.	530,000	24,109,700
Williams Companies, Inc. (The)	416,000	15,583,360
Total		139,293,180
TOTAL ENERGY		139,293,180

FINANCIALS 29.4%

Capital Markets 3.3%

Morgan Stanley	966,400	21,241,472

Commercial Banks 3.9%

Wells Fargo & Co.	690,000	25,523,100

Diversified Financial Services 12.8%

Bank of America Corp.	2,084,766	25,392,450

Issuer	Shares	Value

Common Stocks (continued)

FINANCIALS (CONTINUED)

Diversified Financial Services (continued)

Citigroup, Inc.	680,000	$30,083,200
JPMorgan Chase & Co.	590,000	28,001,400
Total		83,477,050

Insurance 9.4%

MetLife, Inc.	465,000	17,679,300
Prudential Financial, Inc.	257,500	15,189,925
Unum Group	1,010,000	28,532,500
Total		61,401,725
TOTAL FINANCIALS		191,643,347

HEALTH CARE 8.2%

Health Care Equipment & Supplies 2.7%

Baxter International, Inc.	237,500	17,252,000

Health Care Providers & Services 2.7%

Humana, Inc.	250,000	17,277,500

Pharmaceuticals 2.8%

Bristol-Myers Squibb Co.	450,000	18,535,500

TOTAL HEALTH CARE		53,065,000

INDUSTRIALS 12.0%

Aerospace & Defense 7.0%

General Dynamics Corp.	183,000	12,903,330
Honeywell International, Inc.	242,500	18,272,375
United Technologies Corp.	158,500	14,808,655
Total		45,984,360

Road & Rail 5.0%

CSX Corp.	760,000	18,718,800
Union Pacific Corp.	96,000	13,671,360
Total		32,390,160
TOTAL INDUSTRIALS		78,374,520

INFORMATION TECHNOLOGY 3.8%

Communications Equipment 2.8%

Juniper Networks, Inc. (a)	990,000	18,354,600

Semiconductors & Semiconductor Equipment 1.0%

Applied Materials, Inc.	478,735	6,453,347

TOTAL INFORMATION TECHNOLOGY		24,807,947

Issuer	Shares	Value

Common Stocks (continued)

MATERIALS 5.9%

Chemicals 3.8%

EI du Pont de Nemours & Co.	301,000	$14,797,160
Praxair, Inc.	88,000	9,815,520
Total		24,612,680

Metals & Mining 2.1%

Freeport-McMoRan Copper & Gold, Inc.	420,000	13,902,000

TOTAL MATERIALS		38,514,680

UTILITIES 2.2%

Independent Power Producers & Energy Traders 2.2%

AES Corp. (The)	1,120,000	14,078,400
TOTAL UTILITIES		14,078,400

Total Common Stocks (Cost: $514,321,449)		$649,871,280

	Shares	Value

Money Market Funds 1.0%

Columbia Short-Term Cash Fund, 0.132% (b)(c)	6,380,111	$6,380,111

Total Money Market Funds (Cost: $6,380,111)		$6,380,111

Total Investments
(Cost: $520,701,560)		$656,251,391(d)
Other Assets & Liabilities, Net		(5,169,165)
Net Assets		$651,082,226

Notes to Portfolio of Investments

(a)	Non-income producing.
(b)	The rate shown is the seven-day current annualized yield at March 31, 2013.
(c)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2013, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	1,174,964	16,027,479	(10,822,332)	6,380,111	283	6,380,111

(d)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2013:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	46,157,520	—	—	46,157,520
Consumer Staples	63,936,686	—	—	63,936,686
Energy	139,293,180	—	—	139,293,180
Financials	191,643,347	—	—	191,643,347
Health Care	53,065,000	—	—	53,065,000
Industrials	78,374,520	—	—	78,374,520
Information Technology	24,807,947	—	—	24,807,947
Materials	38,514,680	—	—	38,514,680
Utilities	14,078,400	—	—	14,078,400
Total Equity Securities	649,871,280	—	—	649,871,280
Other
Money Market Funds	6,380,111	—	—	6,380,111
Total Other	6,380,111	—	—	6,380,111
Total	656,251,391	—	—	656,251,391

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Portfolio of Investments

Columbia Variable Portfolio – Select Smaller-Cap Value Fund

March 31, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 100.1%

CONSUMER DISCRETIONARY 16.4%

Auto Components 1.2%

American Axle & Manufacturing Holdings, Inc. (a)	140,000	$1,911,000

Diversified Consumer Services 3.1%

Sotheby’s	130,000	4,863,300

Hotels, Restaurants & Leisure 5.1%

Penn National Gaming, Inc. (a)	63,000	3,429,090
Texas Roadhouse, Inc.	235,000	4,744,650
Total		8,173,740

Household Durables 3.4%

Lennar Corp., Class A	130,000	5,392,400

Textiles, Apparel & Luxury Goods 3.6%

Hanesbrands, Inc. (a)	125,000	5,695,000

TOTAL CONSUMER DISCRETIONARY		26,035,440

CONSUMER STAPLES 8.1%

Food Products 6.1%

Dean Foods Co. (a)	250,000	4,532,500
Smithfield Foods, Inc. (a)	185,000	4,898,800
WhiteWave Foods Co., Class A (a)	11,712	199,924
Total		9,631,224

Personal Products 2.0%

Herbalife Ltd.	85,000	3,183,250

TOTAL CONSUMER STAPLES		12,814,474

ENERGY 8.9%

Energy Equipment & Services 6.7%

Exterran Holdings, Inc. (a)	130,400	3,520,800
Superior Energy Services, Inc. (a)	118,700	3,082,639
Tetra Technologies, Inc. (a)	400,000	4,104,000
Total		10,707,439

Oil, Gas & Consumable Fuels 2.2%

Oasis Petroleum, Inc. (a)	92,000	3,502,440

TOTAL ENERGY		14,209,879

Issuer	Shares	Value

Common Stocks (continued)

FINANCIALS 13.7%

Insurance 13.7%

Aspen Insurance Holdings Ltd.	145,000	$5,594,100
Endurance Specialty Holdings Ltd.	80,000	3,824,800
Hanover Insurance Group, Inc. (The)	90,000	4,471,200
Infinity Property & Casualty Corp.	44,954	2,526,415
Lincoln National Corp.	165,000	5,380,650
Total		21,797,165
TOTAL FINANCIALS		21,797,165

HEALTH CARE 10.6%

Health Care Equipment & Supplies 3.4%

Analogic Corp.	30,400	2,402,208
Sirona Dental Systems, Inc. (a)	40,000	2,949,200
Total		5,351,408

Health Care Providers & Services 2.9%

WellCare Health Plans, Inc. (a)	81,000	4,694,760

Pharmaceuticals 4.3%

Impax Laboratories, Inc. (a)	150,000	2,316,000
Salix Pharmaceuticals Ltd. (a)	88,000	4,503,840
Total		6,819,840
TOTAL HEALTH CARE		16,866,008

INDUSTRIALS 26.6%

Aerospace & Defense 2.4%

Cubic Corp.	90,000	3,844,800

Airlines 3.8%

United Continental Holdings, Inc. (a)	190,000	6,081,900

Commercial Services & Supplies 4.7%

Brink’s Co. (The)	90,000	2,543,400
Waste Connections, Inc.	135,000	4,857,300
Total		7,400,700

Electrical Equipment 8.5%

Belden, Inc.	130,000	6,714,500
EnerSys, Inc. (a)	150,000	6,837,000
Total		13,551,500

Machinery 5.0%

Mueller Industries, Inc.	110,000	5,861,900
Wabash National Corp. (a)	207,200	2,105,152
Total		7,967,052

Issuer	Shares	Value

Common Stocks (continued)

INDUSTRIALS (CONTINUED)

Road & Rail 2.2%

Swift Transportation Co. (a)	240,000	$3,403,200

TOTAL INDUSTRIALS		42,249,152

INFORMATION TECHNOLOGY 11.5%

Communications Equipment 3.2%

Calix, Inc. (a)	281,240	2,292,106
NETGEAR, Inc. (a)	85,000	2,848,350
Total		5,140,456

IT Services 2.2%

CACI International, Inc., Class A (a)	60,000	3,472,200

Semiconductors & Semiconductor Equipment 5.0%

Cypress Semiconductor Corp.	270,000	2,978,100
ON Semiconductor Corp. (a)	590,000	4,885,200
Total		7,863,300

Software 1.1%

BroadSoft, Inc. (a)	65,519	1,734,288
TOTAL INFORMATION TECHNOLOGY		18,210,244

Issuer	Shares	Value

Common Stocks (continued)

MATERIALS 4.3%

Chemicals 2.6%

Minerals Technologies, Inc.	100,000	$4,151,000

Containers & Packaging 1.7%

Owens-Illinois, Inc. (a)	100,000	2,665,000

TOTAL MATERIALS		6,816,000

Total Common Stocks (Cost: $95,907,265)		$158,998,362

	Shares	Value

Money Market Funds 0.2%

Columbia Short-Term Cash Fund, 0.132% (b)(c)	293,652	$293,652

Total Money Market Funds (Cost: $293,652)		$293,652

Total Investments
(Cost: $96,200,917)		$159,292,014(d)
Other Assets & Liabilities, Net		(437,455)
Net Assets		$158,854,559

Notes to Portfolio of Investments

(a)	Non-income producing.
(b)	The rate shown is the seven-day current annualized yield at March 31, 2013.
(c)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2013, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	76,910	4,879,988	(4,663,246)	293,652	103	293,652

(d)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2013:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	26,035,440	—	—	26,035,440
Consumer Staples	12,814,474	—	—	12,814,474
Energy	14,209,879	—	—	14,209,879
Financials	21,797,165	—	—	21,797,165
Health Care	16,866,008	—	—	16,866,008
Industrials	42,249,152	—	—	42,249,152
Information Technology	18,210,244	—	—	18,210,244
Materials	6,816,000	—	—	6,816,000
Total Equity Securities	158,998,362	—	—	158,998,362
Other
Money Market Funds	293,652	—	—	293,652
Total Other	293,652	—	—	293,652
Total	159,292,014	—	—	159,292,014

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Portfolio of Investments

Columbia Variable Portfolio – Seligman Global Technology Fund

March 31, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 94.1%

CONSUMER DISCRETIONARY 0.6%

Diversified Consumer Services 0.2%

LifeLock, Inc. (a)	19,320	$186,051

Media 0.4%

News Corp., Class A	14,900	454,748

TOTAL CONSUMER DISCRETIONARY		640,799

INDUSTRIALS 0.4%

Commercial Services & Supplies 0.4%

Performant Financial Corp. (a)	29,253	359,227

TOTAL INDUSTRIALS		359,227

INFORMATION TECHNOLOGY 92.3%

Communications Equipment 7.5%

Ciena Corp. (a)	8,000	128,080
Cisco Systems, Inc.	133,600	2,793,576
F5 Networks, Inc. (a)	4,700	418,676
QUALCOMM, Inc.	55,348	3,705,548
Radware, Ltd. (a)	4,108	154,995
Total		7,200,875

Computers & Peripherals 13.8%

Apple, Inc.	9,900	4,382,037
Electronics for Imaging, Inc. (a)	54,600	1,384,656
EMC Corp. (a)	122,200	2,919,358
Hewlett-Packard Co.	10,600	252,704
NCR Corp. (a)	35,700	983,892
NetApp, Inc. (a)	83,500	2,852,360
SanDisk Corp. (a)	6,400	352,000
Total		13,127,007

Electronic Equipment, Instruments & Components 1.9%

Flextronics International Ltd. (a)	156,900	1,060,644
Kyocera Corp.	8,500	779,896
Tripod Technology Corp.	10	23
Total		1,840,563

Internet Software & Services 6.2%

Akamai Technologies, Inc. (a)	19,893	702,024
Google, Inc., Class A (a)	4,700	3,731,941
GREE, Inc.	37,800	476,172
Tencent Holdings Ltd.	15,300	489,365
Yahoo!, Inc. (a)	21,400	503,542
Total		5,903,044

Issuer	Shares	Value

Common Stocks (continued)

INFORMATION TECHNOLOGY (CONTINUED)

IT Services 6.3%

Global Payments, Inc.	10,600	$526,396
International Business Machines Corp.	7,300	1,557,090
InterXion Holding NV (a)	15,700	380,254
Visa, Inc., Class A	7,300	1,239,832
Western Union Co. (The)	49,400	742,976
WNS Holdings Ltd., ADR (a)	105,807	1,559,595
Total		6,006,143

Semiconductors & Semiconductor Equipment 22.7%

Advanced Micro Devices, Inc. (a)	70,663	180,191
Advanced Semiconductor Engineering, Inc.	622,058	509,131
Avago Technologies Ltd.	51,500	1,849,880
Broadcom Corp., Class A	91,600	3,175,772
Cirrus Logic, Inc. (a)	14,600	332,150
KLA-Tencor Corp.	74,000	3,902,760
Lam Research Corp. (a)	98,900	4,100,394
Lattice Semiconductor Corp. (a)	23,300	126,985
Marvell Technology Group Ltd.	140,182	1,483,126
Microsemi Corp. (a)	66,600	1,543,122
NXP Semiconductor NV (a)	31,000	938,060
RDA Microelectronics, Inc.	23,688	220,535
RF Micro Devices, Inc. (a)	105,700	562,324
Samsung Electronics Co., Ltd.	500	681,515
Skyworks Solutions, Inc. (a)	22,000	484,660
Teradyne, Inc. (a)	71,800	1,164,596
United Microelectronics Corp.	1,129,000	420,861
Total		21,676,062

Software 33.9%

Application Software 18.0%

BroadSoft, Inc. (a)	18,300	484,401
Citrix Systems, Inc. (a)	24,700	1,782,352
Nuance Communications, Inc. (a)	188,300	3,799,894
PTC, Inc. (a)	120,107	3,061,527
QLIK Technologies, Inc. (a)	11,200	289,296
Salesforce.com, Inc. (a)	1,700	304,011
SAP AG, ADR	6,200	499,348
Synopsys, Inc. (a)	194,000	6,960,720
Total		17,181,549

Home Entertainment Software 0.3%

Electronic Arts, Inc. (a)	15,100	267,270

Systems Software 15.6%

Allot Communications Ltd. (a)	18,700	223,278

Common Stocks (continued)

INFORMATION TECHNOLOGY (CONTINUED)

Software (continued)

Systems Software (continued)

BMC Software, Inc. (a)	20,800	$963,664
Check Point Software Technologies Ltd. (a)	77,212	3,628,192
Imperva, Inc. (a)	3,986	153,461
Proofpoint, Inc. (a)	60,100	1,013,286
Red Hat, Inc. (a)	6,600	333,696
Symantec Corp. (a)	305,623	7,542,776
VMware, Inc., Class A (a)	6,200	489,056
Websense, Inc. (a)	36,800	552,000
Total		14,899,409
TOTAL SOFTWARE		32,348,228
TOTAL INFORMATION TECHNOLOGY		88,101,922

TELECOMMUNICATION SERVICES 0.8%

Wireless Telecommunication Services 0.8%

SBA Communications Corp., Class A (a)	10,100	727,402

Issuer	Shares	Value

Common Stocks (continued)

TELECOMMUNICATION SERVICES (CONTINUED)

Wireless Telecommunication Services (continued)

Vodafone Group PLC	6,211	$17,610
Total		745,012
TOTAL TELECOMMUNICATION SERVICES		745,012

Total Common Stocks (Cost: $79,863,989)		$89,846,960

	Shares	Value

Money Market Funds 6.4%

Columbia Short-Term Cash Fund, 0.132% (b)(c)	6,081,144	$6,081,144

Total Money Market Funds (Cost: $6,081,144)		$6,081,144

Total Investments
(Cost: $85,945,133) (d)		$95,928,104(e)
Other Assets & Liabilities, Net		(476,154)
Net Assets		$95,451,950

Notes to Portfolio of Investments

(a)	Non-income producing.
(b)	The rate shown is the seven-day current annualized yield at March 31, 2013.
(c)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2013, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	7,103,792	11,594,190	(12,616,838)	6,081,144	2,828	6,081,144

(d)

At March 31, 2013, the cost of securities for federal income tax purposes was approximately $85,945,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$12,144,000
Unrealized Depreciation	(2,161,000)
Net Unrealized Appreciation	$9,983,000

(e)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

ADR	American Depositary Receipt

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2.  The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements – Security Valuation in the most recent Annual Report dated December 31, 2012.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2013:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	640,799	—	—	640,799
Industrials	359,227	—	—	359,227
Information Technology	84,744,959	3,356,963	—	88,101,922
Telecommunication Services	727,402	17,610	—	745,012
Total Equity Securities	86,472,387	3,374,573	—	89,846,960
Other
Money Market Funds	6,081,144	—	—	6,081,144
Total Other	6,081,144	—	—	6,081,144
Total	92,553,531	3,374,573	—	95,928,104

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical may be employed for purposes of fair market valuation. The models utilized by the third party statistical pricing service take into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Portfolio of Investments

Columbia Variable Portfolio –U.S. Government Mortgage Fund

(formerly Columbia Variable Portfolio – Short Duration U.S. Government Fund)

March 31, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Agency(a) 87.9%

Federal Home Loan Mortgage Corp. (b)(c)
01/01/37	2.538%	$331,572	$354,065
09/01/37	3.006%	367,138	389,846
CMO Series 3773 Class DS
12/15/40	8.475%	13,359,564	13,550,998
CMO Series 4057 Class FN
12/15/41	0.553%	22,150,835	22,235,074
Federal Home Loan Mortgage Corp. (b)(c)(d)
CMO IO STRIPS Series 277 Class S6
09/15/42	5.847%	24,430,237	6,234,169
CMO IO STRIPS Series 281 Class S1
10/15/42	5.797%	17,743,457	4,794,403
CMO IO Series 276 Class S5
09/15/42	5.797%	11,757,238	3,010,222
CMO IO Series 3453 Class W
12/15/32	7.190%	1,685,993	335,836
CMO IO Series 3630 Class AI
03/15/17	1.931%	2,549,440	93,231
CMO IO Series 4068 Class GI
09/15/36	2.369%	21,801,445	1,399,906
CMO IO Series 4093 Class SD
01/15/38	6.497%	4,117,953	1,112,552
CMO IO Series 4094 Class SY
08/15/42	5.877%	15,185,760	4,148,611
CMO IO Series 4102 Class TS
09/15/42	6.397%	18,023,794	5,411,406
Federal Home Loan Mortgage Corp. (c)
06/01/21-02/01/43	3.500%	81,919,551	87,356,233
03/01/41-07/01/42	4.000%	16,449,847	17,695,800
11/01/13-07/01/40	4.500%	14,649,873	16,162,218
11/01/17-10/01/40	5.000%	48,015,261	52,350,060
08/01/17-09/01/19	5.500%	411,498	445,993
03/01/18-09/01/37	6.000%	454,998	492,539
04/01/17	6.500%	230,961	246,953
06/01/16	7.000%	1,755	1,851
CMO Series 3711 Class AG
08/15/23	3.000%	681,627	695,807
CMO Series 3774 Class AB
12/15/20	3.500%	6,478,736	6,866,190
CMO Series 3986 Class TC
10/15/21	2.000%	4,076,736	4,177,790
Federal Home Loan Mortgage Corp. (c)(d)
CMO IO Series 2639 Class UI
03/15/22	5.000%	267,580	9,553
CMO IO Series 266 Class IO
07/15/42	4.000%	13,871,854	3,717,801
CMO IO Series 267 Class IO
08/15/42	4.000%	12,193,442	3,138,488
CMO IO Series 304 Class C69
04/15/33	4.000%	17,962,443	4,531,924
CMO IO Series 4120 Class AI

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Agency(a) (continued)

11/15/39	3.500%	$10,375,671	$1,949,147
CMO IO Series 4121 Class IA
01/15/41	3.500%	9,112,068	2,055,294
CMO IO Series 4139 Class CI
05/15/42	3.500%	5,747,455	1,042,810
CMO IO Series 4148 Class BI
02/15/41	4.000%	7,641,845	1,497,665
Federal Home Loan Mortgage Corp. (c)(e)
05/01/42	3.500%	16,571,181	17,499,211
Federal National Mortgage Association (b)(c)
02/01/33	1.883%	134,588	140,445
06/01/34	2.726%	316,491	336,117
12/01/33	4.584%	40,332	42,850
07/01/33	4.928%	132,652	141,989
07/01/36	5.928%	193,292	208,074
CMO Series 2003-W11 Class A1
06/25/33	3.261%	5,026	5,003
Federal National Mortgage Association (b)(c)(d)
CMO IO Series 2003-117 Class KS
08/25/33	6.896%	7,185,212	761,463
CMO IO Series 2005-57 Class NI
07/25/35	6.496%	406,205	76,584
CMO IO Series 2006-115 Class EI
12/25/36	6.436%	15,478,287	2,920,798
CMO IO Series 2006-5 Class N1
08/25/34	2.269%	16,148,943	736,739
CMO IO Series 2006-5 Class N2
02/25/35	2.249%	18,276,272	1,116,973
CMO IO Series 2006-60 Class UI
07/25/36	6.946%	490,600	109,780
CMO IO Series 2006-8 Class PS
03/25/36	6.396%	8,750,050	1,912,487
CMO IO Series 2012-108 Class S
10/25/42	5.796%	29,541,314	7,364,747
CMO IO Series 2012-51 Class SA
05/25/42	6.296%	14,771,233	4,171,597
CMO IO Series 2012-80 Class AS
02/25/39	5.846%	19,355,711	4,405,592
CMO IO Series 2012-80 Class DS
06/25/39	6.446%	7,070,294	1,884,573
CMO IO Series 2012-87 Class BS
03/25/39	5.846%	27,900,638	5,624,624
CMO IO Series 2012-87 Class NS
02/25/39	5.846%	11,636,214	2,561,315
CMO IO Series 2012-87 SQ
08/25/42	6.096%	23,135,447	6,041,806
CMO IO Series 2012-89 Class SD
04/25/39	5.846%	10,906,151	2,369,692
CMO IO Series 2013-11 Class SC
02/25/40	5.996%	24,880,911	6,044,641
Federal National Mortgage Association (c)
03/01/27-03/01/28	2.500%	48,857,085	50,781,612
05/01/27-11/01/42	3.000%	143,547,135	151,626,828
10/01/20-01/01/43	3.500%	157,377,464	167,166,926

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Agency(a) (continued)

11/01/41-06/01/42	4.000%	$45,584,261	$48,937,180
07/01/39-10/01/41	4.500%	112,182,816	123,344,207
05/01/13-12/01/37	5.000%	72,344,098	79,691,183
12/01/13-11/01/37	5.500%	38,678,566	42,415,291
01/01/17-04/01/33	6.000%	1,220,254	1,314,607
03/01/15-06/01/17	7.000%	57,833	62,488
CMO Series 1988-4 Class Z
03/25/18	9.250%	9,029	10,042
CMO Series 2004-60 Class PA
04/25/34	5.500%	629,434	685,289
CMO Series 2010-50 Class AB
01/25/24	2.500%	2,321,559	2,353,344
CMO Series 2010-87 Class GA
02/25/24	4.000%	2,305,220	2,369,791
Federal National Mortgage Association (c)(d)
CMO IO Series 2009-7 Class LI
02/25/39	7.000%	768,309	214,737
CMO IO Series 2012-118 Class BI
12/25/39	3.500%	31,833,042	5,993,617
CMO IO Series 2012-133 Class EI
07/25/31	3.500%	6,129,090	1,036,107
CMO IO Series 2012-134 Class AI
07/25/40	3.500%	24,266,588	4,968,737
CMO IO Series 2012-144 Class HI
07/25/42	3.500%	5,152,020	971,914
CMO IO Series 2012-96 Class CI
04/25/39	3.500%	13,677,436	2,519,572
CMO IO Series 2013-1 Class AI
02/25/43	3.500%	5,233,078	1,314,093
CMO IO Series 2013-1 Class BI
02/25/40	3.500%	17,429,673	3,208,797
CMO IO Series 2013-10 Class AI
11/25/41	3.500%	23,087,740	4,210,380
CMO IOSeries 2012-40 Class IP
09/25/40	4.000%	28,853,914	4,858,575
Federal National Mortgage Association (c)(d)(f)
CMO IO Series 2013-16 Class IO
01/25/40	3.500%	14,356,115	3,012,288
Federal National Mortgage Association (c)(e)
04/01/28	2.500%	92,250,000	95,709,375
04/01/28-04/01/43	3.000%	132,835,000	137,048,462
04/01/43	4.000%	50,000,000	53,304,690
04/01/43	5.000%	47,000,000	50,921,562
04/01/43	5.500%	50,000,000	54,531,250
Federal National Mortgage Association (c)(g)
05/01/39	4.500%	13,637,748	14,853,594
Government National Mortgage Association (c)
07/15/40-07/20/41	4.500%	57,390,058	63,314,992
08/20/40	5.000%	21,207,389	23,526,975

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Agency(a) (continued)

08/15/13-11/20/41	6.000%	$28,842,651	$32,468,605
10/15/13	6.500%	160	160
04/15/13-03/15/18	7.000%	265,531	286,991
Government National Mortgage Association (c)(d)
CMO IO Series 2010-133 Class QI
09/16/34	4.000%	1,738,737	102,944
CMO IO Series 2012-121 Class PI
09/16/42	4.500%	9,487,849	1,936,180
CMO IO Series 2012-129 Class AI
08/20/37	3.000%	12,822,574	1,980,664
CMO IO Series 2012-148 Class IP
04/20/41	3.500%	5,183,376	866,681
CMO IO Series 2012-41 Class IP
08/20/41	4.000%	17,178,519	3,275,981
CMO IO Series 2012-94 Class BI
05/20/37	4.000%	11,923,453	1,882,204
Government National Mortgage Association (c)(e)
04/01/43	3.000%	20,000,000	20,906,250

Total Residential Mortgage-Backed Securities - Agency (Cost: $1,592,138,497)			$1,593,966,700

Residential Mortgage-Backed Securities - Non-Agency 12.8%

American Mortgage Trust Series 2093-3 Class 3A (b)(c)(f)(h)
07/27/23	8.188%	1,155	700
Apollo Residential Mortgage Securitization Trust CMO Series 2013-1 Class A (c)(i)
05/25/47	4.000%	12,639,772	12,864,911
BCAP LLC Trust (b)(c)(i)
CMO Series 2010-RR13 Class 1A1
06/27/37	4.752%	8,583,490	7,843,344
Series 2012-RR10 Class 2A1
09/26/36	5.825%	7,538,018	7,658,106
Series 2013-RR1 Class 10A1
10/26/36	3.000%	9,662,039	9,723,692
Banc of America Funding Corp. (b)(c)(i)
CMO Series 2010-R4 Class 4A1
06/26/37	0.414%	165,462	164,084
CMO Series 2012-R5 Class A
10/03/39	0.464%	4,656,096	4,535,661
Banc of America Funding Trust CMO Series 2012-R4 Class A (b)(c)(i)
03/04/39	0.464%	5,533,160	5,415,368
Baron Capital Enterprises, Inc. (b)(c)(i)
07/26/36	2.613%	4,944,365	4,957,626
Bayview Opportunity Master Fund Trust IIB LP (b)(c)(f)(i)
CMO Series 2012-6NPL Class A
01/28/33	2.981%	3,729,916	3,738,495
Bayview Opportunity Master Fund Trust IIB LP (b)(c)(i)
Series 2012-4NPL Class A

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Non-Agency (continued)

07/28/32	3.475%	$2,681,566	$2,710,687
Series 2012-5NPL Class A
10/28/32	2.981%	5,973,998	6,008,929
Citigroup Mortgage Loan Trust, Inc. (b)(c)(i)
CMO Series 2010-7 Class 3A4
12/25/35	6.729%	300,000	311,926
CMO Series 2012-7 Class 12A1
03/25/36	2.641%	8,250,989	8,352,518
CMO Series 2013-2 Class 1A1
11/25/37	5.988%	7,483,204	7,813,744
Citigroup Mortgage Loan Trust, Inc. (c)(i)
CMO Series 2010-8 Class 5A6
11/25/36	4.000%	8,309,743	8,553,395
Comfed Savings Bank CMO Series 1987-1 Class A (b)(c)(h)
01/25/18	3.003%	3,471	3,553
Credit Suisse Mortgage Capital Certificates (b)(c)
CMO Series 2012-6R Class 1A1
11/26/37	5.992%	5,312,727	5,241,057
Credit Suisse Mortgage Capital Certificates (b)(c)(i)
CMO Series 2011-7R Class A1
08/28/47	1.453%	21,056,548	20,944,378
CMO Series 2012-4R Class 3A1
11/27/37	3.043%	10,210,820	10,238,372
Credit Suisse Mortgage Capital Certificates (c)(i)
CMO Series 2009-12R Class 14A1
11/27/35	5.500%	571,525	581,084
Series 2012-11R Class 1A1
10/29/46	2.000%	28,629,138	28,754,391
Government National Mortgage Association (c)(e)
04/01/28	2.500%	20,000,000	20,815,625
Morgan Stanley Re-Remic Trust CMO Series 2012-R3 Class 1A (b)(c)(i)
11/26/36	2.392%	11,297,007	11,297,007
NRPL Trust Series 2013-1A Class A (b)(c)(i)
07/01/57	4.000%	12,000,000	12,000,000
PennyMac Loan Trust Series 2012-NPL1 Class A (b)(c)(i)
05/28/52	3.422%	4,268,286	4,287,275
RBSSP Resecuritization Trust (b)(c)(i)
CMO Series 2010-9 Class 5A1
10/26/35	2.470%	4,138,654	4,221,915
CMO Series 2012-6 Class 3A1
10/26/36	0.374%	8,441,574	8,131,610
RBSSP Resecuritization Trust (c)(i)
CMO Series 2009-1 Class 4A1
10/26/35	5.500%	13,794	13,917
Residential Mortgage Asset Trust Series 2012-1A Class A1 (b)(c)(i)
08/26/52	2.734%	4,186,835	4,296,740
Springleaf Mortgage Loan Trust CMO Series 2012-1A Class A (b)(c)(i)
09/25/57	2.667%	1,503,477	1,516,846

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Non-Agency (continued)

WaMu Mortgage Pass-Through Certificates CMO Series 2004-AR3 Class A2 (b)(c)
06/25/34	2.554%	$9,185,948	$9,314,570

Total Residential Mortgage-Backed Securities - Non-Agency (Cost: $231,661,884)			$232,311,526

Commercial Mortgage-Backed Securities - Agency 5.6%

Federal Home Loan Mortgage Corp. (b)(c)
Multifamily Structured Pass-Through Certificates
Series K001 Class A2
04/25/16	5.651%	1,247,407	1,384,766
Federal Home Loan Mortgage Corp. (c)
Multifamily Structured Pass-Through Certificates
Series K003 Class A1
07/25/13	2.225%	376,301	376,959
Federal National Mortgage Association (c)
10/01/19	4.430%	1,370,613	1,567,492
10/01/19	4.420%	558,457	638,359
01/01/20	4.570%	143,618	165,455
01/01/20	4.600%	239,732	276,511
05/01/24	5.030%	444,475	515,483
Series 2010-M4 Class A1
06/25/20	2.520%	3,822,135	3,996,906
Government National Mortgage Association (c)
Series 2009-105 Class A
12/16/50	3.456%	1,323,716	1,364,690
Series 2009-114 Class A
12/16/38	3.103%	2,352,773	2,418,024
Series 2009-63 Class A
01/16/38	3.400%	1,887,108	1,951,200
Series 2009-71 Class A
04/16/38	3.304%	1,395,578	1,428,178
Series 2010-13 Class A
08/16/22	2.461%	842,784	844,592
Series 2010-141 Class A
08/16/31	1.864%	5,846,376	5,914,042
Series 2010-159 Class A
01/16/33	2.159%	3,929,896	3,985,190
Series 2010-16 Class AB
05/16/33	2.676%	314,511	316,797
Series 2010-18 Class A
12/16/50	3.100%	1,293,885	1,334,580
Series 2010-49 Class A
03/16/51	2.870%	707,204	719,387
Series 2010-83 Class A
10/16/50	2.021%	1,550,866	1,562,513
Series 2011-109 Class A
07/16/32	2.450%	6,596,386	6,704,583
Series 2011-20 Class A
04/16/32	1.883%	11,811,373	11,960,400
Series 2011-49 Class A
07/16/38	2.450%	10,763,767	11,109,628

Issuer	Coupon Rate	Principal Amount	Value

Commercial Mortgage-Backed Securities - Agency (continued)

Series 2011-53 Class A
12/16/34	2.360%	$10,198,652	$10,451,966
Series 2011-64 Class A
08/16/34	2.380%	7,365,755	7,482,524
Series 2012-1 Class AB
09/16/33	1.999%	4,047,740	4,130,867
Series 2012-2 Class A
06/16/31	1.862%	4,304,195	4,399,051
Series 2012-55 Class A
08/16/33	1.704%	4,964,097	5,033,837
Series 2012-58 Class A
01/16/40	2.500%	9,149,306	9,511,363

Total Commercial Mortgage-Backed Securities - Agency (Cost: $99,716,629)			$101,545,343

Commercial Mortgage-Backed Securities - Non-Agency 2.8%

Bear Stearns Commercial Mortgage Securities Series 2005-T18 Class A4 (b)(c)
02/13/42	4.933%	179,092	191,330
Citigroup Commercial Mortgage Trust CMO Series 2004-C2 Class A5 (c)
10/15/41	4.733%	110,000	115,306
Commercial Mortgage Pass-Through Certificates Series 2006-C8 Class AAB (c)
12/10/46	5.291%	3,250,651	3,316,607
GMAC Commercial Mortgage Securities, Inc. CMO Series 2003-C2 Class A2 (b)(c)
05/10/40	5.450%	74,089	74,650
GS Mortgage Securities Corp. II Series 2004-GG2 Class A6 (b)(c)
08/10/38	5.396%	7,655,000	8,018,423
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2011-C3 Class A4 (c)(i)
02/15/46	4.717%	175,000	201,739
Morgan Stanley Capital I, Inc. Series 2003-IQ6 Class A4 (c)
12/15/41	4.970%	332,275	337,977
Morgan Stanley Re-Remic Trust (b)(c)(i)
Series 2009-GG10 Class A4A
08/12/45	5.787%	1,200,000	1,378,778
Series 2010-GG10 Class A4A
08/15/45	5.787%	8,300,000	9,536,551
Motel 6 Trust Series 2012-MTL6 Class A1 (c)(i)
10/05/25	1.500%	4,106,667	4,125,914
ORES NPL LLC Series 2012-LV1 Class A (c)(i)
09/25/44	4.000%	5,445,293	5,465,635

Issuer	Coupon Rate	Principal Amount	Value

Commercial Mortgage-Backed Securities - Non-Agency (continued)

Rial Series 2013-LT2 Class A (c)(e)(i)
05/22/28	3.000%	$11,321,000	$11,321,000
SMA 1 LLC Series 2012-LV1 Class A (c)(i)
08/20/25	3.500%	6,195,968	6,216,541
Wachovia Bank Commercial Mortgage Trust Series 2005-C21 Class A4 (b)(c)
10/15/44	5.241%	30,686	33,486

Total Commercial Mortgage-Backed Securities - Non-Agency (Cost: $50,420,263)			$50,333,937

Asset-Backed Securities - Agency —%

Agencies —%

Small Business Administration Participation Certificates Series 2001-20H Class 1
08/01/21	6.340%	76,932	85,126

Total Asset-Backed Securities - Agency (Cost: $76,932)			$85,126

Asset-Backed Securities - Non-Agency 2.9%

Aames Mortgage Investment Trust Series 2005-3 Class A2 (b)(i)
08/25/35	0.464%	2,516,045	2,450,550
Access Group, Inc. Series 2007A Class A2 (b)
08/25/26	0.418%	2,440,441	2,335,585
American Credit Acceptance Receivables Trust (i)
Series 2012-2 Class A
07/15/16	1.890%	4,516,382	4,545,831
Series 2012-3 Class A
11/15/16	1.640%	5,865,953	5,863,990
Carlyle Global Market Strategies Series 2013-1A Class B (b)(i)
02/14/25	3.390%	3,600,000	3,616,632
Carrington Mortgage Loan Trust Series 2006-RFC1 Class A2 (b)
05/25/36	0.304%	7,511	7,511
Chesapeake Funding LLC Series 2011-2A Class A (b)(i)
04/07/24	1.453%	3,000,000	3,044,196
Encore Credit Receivables Trust Series 2005-4 Class 2A4 (b)
01/25/36	0.544%	3,575,155	3,515,242

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency (continued)

Exeter Automobile Receivables Trust Series 2012-2A Class B (i)
12/15/17	2.220%	$1,850,000	$1,861,200
First Investors Auto Owner Trust Series 2011-2A Class A2 (i)
08/15/17	2.600%	2,135,605	2,150,598
Nomad CLO Ltd. Series 2013-1A Class B (b)(i)
01/15/25	3.242%	6,000,000	6,000,000
Panhandle-Plains Higher Education Authority, Inc. Series 2011-2 Class A1 (b)
07/01/21	0.784%	1,096,744	1,099,603
RAAC Series Series 2006-RP2 Class A (b)(i)
02/25/37	0.454%	3,727,630	3,581,857
RAMP Trust Series 2004-RS8 Class AI4 (b)
06/25/32	5.060%	232,752	234,953
SLM Student Loan Trust Series 2012-A Class A1 (b)(i)
08/15/25	1.603%	1,718,030	1,739,918
SMART Trust Series 2011-2USA Class A4A (i)
04/14/17	2.310%	6,400,000	6,569,622
Santander Drive Auto Receivables Trust Series 2012-1 Class B
05/16/16	2.720%	1,400,000	1,428,712
Sierra Receivables Funding Co. LLC Series 2010-2A Class A (i)
11/20/25	3.840%	1,236,716	1,253,631
Specialty Underwriting & Residential Finance Series 2005-BC3 Class M1 (b)
06/25/36	0.654%	1,687,135	1,676,692

Total Asset-Backed Securities - Non-Agency (Cost: $52,367,801)			$52,976,323

U.S. Government & Agency Obligations 9.4%

Federal Farm Credit Banks (b)
08/22/13	0.225%	22,000,000	22,008,932
04/21/14	0.246%	13,545,000	13,558,436
06/13/14	0.420%	12,000,000	12,032,628
Federal Home Loan Banks (b)
04/24/14	0.380%	22,300,000	22,346,228
Federal Home Loan Mortgage Corp.
10/15/13	0.375%	69,450,000	69,534,243

Issuer	Coupon Rate	Principal Amount	Value

U.S. Government & Agency Obligations (continued)

Federal National Mortgage Association
09/17/13	1.125%	$4,220,000	$4,239,446
Federal National Mortgage Association (b)
03/04/14	0.286%	23,000,000	23,012,742
Private Export Funding Corp. U.S. Government Guaranty
10/15/14	3.050%	4,150,000	4,316,275

Total U.S. Government & Agency Obligations (Cost: $170,610,028)			$171,048,930

Issuer	Contracts	Exercise Price	Expiration Date	Value

Options Purchased Calls 0.1%

U.S. 10 year Note, June 2013
	1	134	May 2013	702,969

Total Options Purchased Calls (Cost: $904,299)				$702,969

Issuer	Contracts	Exercise Price	Expiration Date	Value

Options Purchased Puts 0.3%

Put - OTC 3-Year Interest Rate Swap 2 (j)
	1	2.250	Nov. 2015	2,760,900
Put - OTC 5-Year Interest Rate Swap 3 (j)
	1	4.000	Aug. 2017	2,001,780
Total Options Purchased Puts (Cost: $5,049,500)				$4,762,680

	Shares	Value

Money Market Funds 3.7%

Columbia Short-Term Cash Fund, 0.132% (k)(l)	67,896,325	67,896,325

Total Money Market Funds (Cost: $67,896,325)		$67,896,325

Total Investments
(Cost: $2,270,842,158) (m)		$2,275,629,859(n)
Other Assets & Liabilities, Net		(462,190,466)
Net Assets		$1,813,439,393

Investments in Derivatives Futures Contracts Outstanding at March 31, 2013

	Number of Contracts	Notional Market	Expiration	Unrealized	Unrealized
Contract Description	Long (Short)	Value ($)	Date	Appreciation ($)	Depreciation ($)
U.S. Treasury Long Bond, 20-year	(119)	(17,191,781)	June 2013	—	(42,944)
U.S. Treasury Note, 5-year	(555)	(68,850,353)	July 2013	—	(104,896)
U.S. Treasury Note, 10-year	(2,179)	(287,593,964)	June 2013	—	(1,253,513)
Total				—	(1,401,353)

Notes to Portfolio of Investments

(a)	Represents comparable securities held to satisfy future delivery requirements of the following open forward sale commitments at March 31, 2013:

Security	Principal	Settlement	Proceeds
Description	Amount ($)	Date	Receivable ($)	Value ($)
Federal National Mortgage Association
04/01/43 3.5000%	27,000,000	04/11/13	28,379,531	28,510,313

(b)	Variable rate security.
(c)

The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(d)	Interest Only (IO) security. The actual effective yield of this security is different than the stated coupon rate.
(e)	Represents a security purchased on a when-issued or delayed delivery basis.
(f)

Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At March 31, 2013, the value of these securities amounted to $6,751,483, which represents 0.37% of net assets.

(g)

At March 31, 2013, investments in securities included securities valued at $3,148,962 that were partially pledged as collateral to cover initial margin deposits on open interest rate futures contracts.

(h)

Identifies issues considered to be illiquid as to their marketability. The aggregate value of such securities at March 31, 2013 was $4,253, representing less than 0.01% of net assets.  Information concerning such security holdings at March 31, 2013 is as follows:

Security Description	Acquisition Dates	Cost($)
American Mortgage Trust
Series 2093-3 Class 3A
8.188% 07/27/23	04-27-95	1,105
Comfed Savings Bank
CMO Series 1987-1 Class A
3.003% 01/25/18	05-07-07	3,385

(i)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2013, the value of these securities amounted to $277,860,204 or 15.32% of net assets.

(j)	Purchased swaptions outstanding at March 31, 2013:

Description	Counterparty	Floating Rate Index	Fund Pay/Receive Floating Rate	Exercise Rate (%)	Expiration Date	Notional Amount ($)	Premium Paid ($)	Market Value ($)
Put - OTC 5-Year Interest Rate Swap	JPMorgan	3-Month USD LIBOR	Receive	4.000	August 17, 2017	100,000,000	2,202,500	2,001,780
Put - OTC 3-Year Interest Rate Swap	JPMorgan	3-Month USD LIBOR	Receive	2.250	November 2, 2015	300,000,000	2,847,000	2,760,900

(k)	The rate shown is the seven-day current annualized yield at March 31, 2013.
(l)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2013, are as follows:

Issuer	Beginning Cost($)	Purchase Cost($)	Sales Cost/ Proceeds from Sales($)	Ending Cost($)	Dividends — Affiliated Issuers ($)	Value($)
Columbia Short-Term Cash Fund	69,911,812	470,721,668	(472,737,155)	67,896,325	37,848	67,896,325

(m)

At March 31, 2013, the cost of securities for federal income tax purposes was approximately $2,270,842,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$12,702,000
Unrealized Depreciation	(7,914,000)
Net Unrealized Appreciation	$4,788,000

(n)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

CMO	Collateralized Mortgage Obligation
STRIPS	Separate Trading of Registered Interest and Principal Securities

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2013:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Bonds
Residential Mortgage-Backed Securities - Agency	—	1,589,434,776	4,531,924	1,593,966,700
Residential Mortgage-Backed Securities - Non-Agency	—	148,516,985	83,794,541	232,311,526
Commercial Mortgage-Backed Securities - Agency	—	101,545,343	—	101,545,343
Commercial Mortgage-Backed Securities - Non-Agency	—	50,333,937	—	50,333,937
Asset-Backed Securities - Agency	—	85,126	—	85,126
Asset-Backed Securities - Non-Agency	—	43,359,691	9,616,632	52,976,323
U.S. Government & Agency Obligations	—	171,048,930	—	171,048,930
Total Bonds	—	2,104,324,788	97,943,097	2,202,267,885
Other
Options Purchased Calls	702,969	—	—	702,969
Options Purchased Puts	—	4,762,680	—	4,762,680
Money Market Funds	67,896,325	—	—	67,896,325
Total Other	68,599,294	4,762,680	—	73,361,974
Investments in Securities	68,599,294	2,109,087,468	97,943,097	2,275,629,859
Forward Sale Commitments Liability	—	(28,510,313)	—	(28,510,313)
Derivatives
Liabilities
Futures Contracts	(1,401,353)	—	—	(1,401,353)
Total	67,197,941	2,080,577,155	97,943,097	2,245,718,193

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Derivative Instruments are valued at unrealized appreciation (depreciation).

The following table is a reconciliation of Level 3 assets for which significant observable and/or unobservable inputs were used to determine fair value.

	Residential	Residential
	Mortgage-Backed	Mortgage-Backed	Asset-Backed
	Securities -	Securities -	Securities -
	Agency ($)	Non-Agency ($)	Non-Agency ($)	Total ($)
Balance as of December 31, 2012	—	79,150,526	—	79,150,526
Accrued discounts/premiums	(1,094)	13,603	—	12,509
Realized gain (loss)	—	7,177	—	7,177
Change in unrealized appreciation (depreciation)(a)	(2,498)	110,650	42,768	150,920
Sales	—	(4,727,435)	—	(4,727,435)
Purchases	4,535,516	28,768,554	9,573,864	42,877,934
Transfers into Level 3		—	—	—
Transfers out of Level 3		(19,528,534)	—	(19,528,534)
Balance as of March 31, 2013	4,531,924	83,794,541	9,616,632	97,943,097

(a)Change in unrealized appreciation (depreciation) relating to securities held at March 31, 2013 was $7,177.

The Fund does not hold any significant investments with unobservable inputs which are categorized as Level 3.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances.

Certain residential backed mortgage securities classified as Level 3 securities are valued using the market approach. To determine fair value for these securities, management considered various factors which may have included, but were not limited to, estimated cash flows of the securities, discount rates observed in the market for similar assets as well as observed yields on securities management deemed comparable.  Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.  Generally, a change in observable yields on comparable securities would result in a directionally similar change to discount rates.

Certain residential mortgage backed and asset backed securities classified as Level 3 securities are valued using the market approach and utilize single market quotations from broker dealers which may have included, but not limited to, the distressed nature of the security and observable transactions for similar assets in the market. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.

Financial assets were transferred from Level 3 to Level 2 as observable market inputs were utilized and management’s determination that there was sufficient, reliable and observable market data to value these assets as of period end, March 31, 2013.

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

Portfolio of Investments

Variable Portfolio – Aggressive Portfolio

March 31, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

	Shares	Value

Equity Funds 77.2%

Global Real Estate 1.0%

Variable Portfolio — Morgan Stanley Global Real Estate Fund, Class 1 (a)	2,490,286	$33,469,444

International 19.3%

Columbia Variable Portfolio — Emerging Markets Fund, Class 1 (a)	3,996,054	65,375,448
Variable Portfolio — Columbia Wanger International Equities Fund, Class 1 (a)	5,375,418	68,214,062
Variable Portfolio — DFA International Value Fund, Class 1 (a)	14,557,959	144,851,697
Variable Portfolio — Invesco International Growth Fund, Class 1 (a)	16,927,271	206,004,885
Variable Portfolio — Mondrian International Small Cap Fund, Class 1 (a)	3,008,517	38,298,416
Variable Portfolio — Pyramis® International Equity Fund, Class 1 (a)	10,837,823	125,501,988
Total		648,246,496

U.S. Large Cap 39.6%

Columbia Variable Portfolio — Dividend Opportunity Fund, Class 1 (a)(b)	11,969,996	190,442,641
Columbia Variable Portfolio — Large Cap Growth Fund, Class 1 (a)(b)	8,904,238	76,665,488
Columbia Variable Portfolio — Large Core Quantitative Fund, Class 1 (a)(b)	24,923	633,277
Columbia Variable Portfolio — Select Large-Cap Value Fund, Class 1 (a)(b)	4,234,850	56,408,197
Variable Portfolio — American Century Growth Fund, Class 1 (a)(b)	10,362,161	143,930,415
Variable Portfolio — Columbia Wanger U.S. Equities Fund, Class 1 (a)(b)	5,389,935	81,657,514
Variable Portfolio — Holland Large Cap Growth Fund, Class 1 (a)	9,514,572	137,295,270
Variable Portfolio — MFS Value Fund, Class 1 (a)(b)	14,441,353	202,612,180
Variable Portfolio — NFJ Dividend Value Fund, Class 1 (a)(b)	13,625,044	199,061,898
Variable Portfolio — Nuveen Winslow Large Cap Growth Fund, Class 1 (a)(b)	10,280,375	145,775,723
Variable Portfolio — Sit Dividend Growth Fund, Class 1 (a)(b)	7,954,038	95,050,757
Total		1,329,533,360

U.S. Mid Cap 11.5%

Columbia Variable Portfolio — Contrarian Core Fund, Class 1 (a)(b)	5,204,214	61,201,551
Columbia Variable Portfolio — Mid Cap Growth Opportunity Fund, Class 1 (a)(b)	1,583,581	23,817,058

	Shares	Value

Equity Funds (continued)

U.S. Mid Cap (continued)

Columbia Variable Portfolio — Mid Cap Value Opportunity Fund, Class 1 (a)(b)	5,143,430	$69,282,009
Variable Portfolio — Jennison Mid Cap Growth Fund, Class 1 (a)(b)	7,967,601	116,645,677
Variable Portfolio — Victory Established Value Fund, Class 1 (a)(b)	8,177,079	114,070,259
Total		385,016,554

U.S. Small Cap 5.8%

Variable Portfolio — Partners Small Cap Growth Fund, Class 1 (a)(b)	3,382,465	50,195,787
Variable Portfolio — Partners Small Cap Value Fund, Class 1 (a)(b)	7,750,823	145,327,928
Total		195,523,715
Total Equity Funds (Cost: $1,946,574,496)		$2,591,789,569

Fixed-Income Funds 19.4%

Emerging Markets 0.7%

Columbia Variable Portfolio — Emerging Markets Bond Fund, Class 1 (a)	2,114,659	22,584,555

Floating Rate 1.6%

Variable Portfolio — Eaton Vance Floating-Rate Income Fund, Class 1 (a)	5,234,715	53,760,527

Global Bond 1.6%

Columbia Variable Portfolio — Global Bond Fund, Class 1 (a)	4,686,012	53,326,819

Inflation Protected Securities 2.2%

Variable Portfolio — BlackRock Global Inflation-Protected Securities Fund, Class 1 (a)	7,577,040	73,573,061

Investment Grade 11.4%

Columbia Variable Portfolio — Diversified Bond Fund, Class 1 (a)	4,681,137	52,803,226
Columbia Variable Portfolio — Limited Duration Credit Fund, Class 1 (a)	6,172,224	66,351,403
Columbia Variable Portfolio — Short Duration U.S. Government Fund, Class 1 (a)	3,963,873	41,541,388
Variable Portfolio — American Century Diversified Bond Fund, Class 1 (a)	6,193,748	69,865,480
Variable Portfolio — J.P. Morgan Core Bond Fund, Class 1 (a)	5,214,147	57,981,316
Variable Portfolio — PIMCO Mortgage-Backed Securities Fund, Class 1 (a)	3,087,671	32,297,039

	Shares	Value

Fixed-Income Funds (continued)

Investment Grade (continued)

Variable Portfolio — Wells Fargo Short Duration Government Fund, Class 1 (a)	6,124,526	$63,327,599
Total		384,167,451

Multisector 1.9%

Columbia Variable Portfolio — Strategic Income Fund, Class 1 (a)	6,702,891	63,275,286
Total Fixed-Income Funds (Cost: $632,548,604)		$650,687,699

Alternative Investment Funds 3.4%

Variable Portfolio — AQR Managed Futures Strategy Fund, Class 1(a)(b)	3,932,913	42,121,494
Variable Portfolio — Eaton Vance Global Macro Advantage Fund, Class 1(a)(b)	843,466	8,662,392

	Shares	Value

Alternative Investment Funds (continued)

Variable Portfolio — Goldman Sachs Commodity Strategy Fund(a)(b)	6,583,926	$61,888,909
Total Alternative Investment Funds (Cost: $112,164,547)		$112,672,795

Money Market Funds —%

Columbia Variable Portfolio — Cash Management Fund, Class 1, 0.013%(a)(c)	996	996

Total Money Market Funds (Cost: $996)		$996

Total Investments
(Cost: $2,691,288,643)		$3,355,151,059(d)
Other Assets and Liabilities		(44,480)
Net Assets		$3,355,106,579

Notes to Portfolio of Investments

(a)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2013, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Dividends – Affiliated Issuers ($)	Value ($)
Columbia Variable Portfolio — Cash Management Fund, Class 1	998	1	(3)	—	996	—	996
Columbia Variable Portfolio — Contrarian Core Fund, Class 1	48,590,708	1,844,396	(165,792)	17,890	50,287,202	—	61,201,551
Columbia Variable Portfolio — Diversified Bond Fund, Class 1	44,582,493	19,797,424	(12,684,649)	262,336	51,957,604	—	52,803,226
Columbia Variable Portfolio — Dividend Opportunity Fund, Class 1	137,037,966	38,486	(4,484,661)	1,281,406	133,873,197	—	190,442,641
Columbia Variable Portfolio — Emerging Markets Bond Fund, Class 1	10,047,540	11,926,903	(42,752)	3,501	21,935,192	290,968	22,584,555
Columbia Variable Portfolio — Emerging Markets Fund, Class 1	58,153,092	32,050	(424,075)	66,913	57,827,980	17,458	65,375,448
Columbia Variable Portfolio — Global Bond Fund, Class 1	46,932,525	7,116,812	(128,845)	9,227	53,929,719	2,834,534	53,326,819
Columbia Variable Portfolio — Large Cap Growth Fund, Class 1	—	74,986,233	(110,694)	3,488	74,879,027	—	76,665,488
Columbia Variable Portfolio — Large Core Quantitative Fund, Class 1	—	616,470	(9,225)	262	607,507	—	633,277
Columbia Variable Portfolio — Limited Duration Credit Fund, Class 1	59,829,856	3,212,981	(160,527)	11,045	62,893,355	—	66,351,403
Columbia Variable Portfolio — Mid Cap Growth Opportunity Fund, Class 1	21,391,731	5,107	(681,181)	50,839	20,766,496	—	23,817,058
Columbia Variable Portfolio — Mid Cap Value Opportunity Fund, Class 1	62,806,422	15,014	(22,487,376)	6,901,193	47,235,253	—	69,282,009
Columbia Variable Portfolio — Select Large-Cap Value Fund, Class 1	45,519,133	11,674	(2,834,437)	476,853	43,173,223	—	56,408,197
Columbia Variable Portfolio — Short Duration U.S. Government Fund, Class 1	30,924,513	12,786,875	(2,411,159)	28,872	41,329,101	—	41,541,388
Columbia Variable Portfolio — Strategic Income Fund, Class 1	43,264,714	15,304,815	(133,567)	18,919	58,454,881	—	63,275,286
Variable Portfolio — American Century Diversified Bond Fund, Class 1	53,184,347	18,006,995	(3,164,999)	288,252	68,314,595	—	69,865,480
Variable Portfolio — American Century Growth Fund, Class 1	128,244,712	31,909	(39,072,496)	10,480,656	99,684,781	—	143,930,415

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Dividends – Affiliated Issuers ($)	Value ($)
Variable Portfolio — AQR Managed Futures Strategy Fund, Class 1	40,124,137	9,120	(99,006)	6,281	40,040,532	—	42,121,494
Variable Portfolio — BlackRock Global Inflation-Protected Securities Fund, Class 1	72,370,251	185,377	(544,348)	(6,581)	72,004,699	—	73,573,061
Variable Portfolio — Columbia Wanger International Equities Fund, Class 1	54,811,201	1,086,211	(314,865)	58,389	55,640,936	1,071,619	68,214,062
Variable Portfolio — Columbia Wanger U.S. Equities Fund, Class 1	56,003,080	16,781	(3,038,536)	959,633	53,940,958	—	81,657,514
Variable Portfolio — DFA International Value Fund, Class 1	153,790,160	365,752	(18,301,525)	1,038,337	136,892,724	333,046	144,851,697
Variable Portfolio — Eaton Vance Floating-Rate Income Fund, Class 1	45,765,119	5,866,164	(126,188)	8,516	51,513,611	—	53,760,527
Variable Portfolio — Eaton Vance Global Macro Advantage Fund, Class 1	7,846,941	616,455	(19,802)	326	8,443,920	—	8,662,392
Variable Portfolio — Goldman Sachs Commodity Strategy Fund	34,020,832	29,787,059	(120,334)	(7,463)	63,680,094	—	61,888,909
Variable Portfolio — Holland Large Cap Growth Fund, Class 1	133,405,490	30,691	(47,871,809)	12,541,663	98,106,035	—	137,295,270
Variable Portfolio — Invesco International Growth Fund, Class 1	169,344,604	803,805	(672,136)	113,803	169,590,076	758,569	206,004,885
Variable Portfolio — J.P. Morgan Core Bond Fund, Class 1	53,313,715	3,083,849	(150,490)	13,368	56,260,442	—	57,981,316
Variable Portfolio — Jennison Mid Cap Growth Fund, Class 1	79,999,869	24,807	(1,332,739)	398,329	79,090,266	—	116,645,677
Variable Portfolio — MFS Value Fund, Class 1	141,043,320	41,649	(3,090,723)	937,825	138,932,071	—	202,612,180
Variable Portfolio — Mondrian International Small Cap Fund, Class 1	30,533,445	612,329	(174,098)	38,109	31,009,785	603,939	38,298,416
Variable Portfolio — Morgan Stanley Global Real Estate Fund, Class 1	25,134,022	7,296	(446,308)	113,646	24,808,656	—	33,469,444
Variable Portfolio — NFJ Dividend Value Fund, Class 1	133,934,237	41,649	(1,929,377)	627,403	132,673,912	—	199,061,898
Variable Portfolio — Nuveen Winslow Large Cap Growth Fund, Class 1	136,479,843	31,909	(39,411,209)	11,103,800	108,204,343	—	145,775,723
Variable Portfolio — Partners Small Cap Growth Fund, Class 1	35,091,025	10,275	(2,425,171)	883,228	33,559,357	—	50,195,787
Variable Portfolio — Partners Small Cap Value Fund, Class 1	111,170,471	30,460	(12,230,937)	2,886,347	101,856,341	—	145,327,928
Variable Portfolio — PIMCO Mortgage-Backed Securities Fund, Class 1	31,660,410	215,985	(83,166)	2,944	31,796,173	—	32,297,039
Variable Portfolio — Pyramis® International Equity Fund, Class 1	106,273,026	755,192	(677,843)	107,229	106,457,604	727,830	125,501,988
Variable Portfolio — Sit Dividend Growth Fund, Class 1	69,936,957	436,474	(566,670)	133,299	69,940,060	—	95,050,757
Variable Portfolio — Victory Established Value Fund, Class 1	79,609,884	23,348	(2,981,246)	884,720	77,536,706	—	114,070,259
Variable Portfolio — Wells Fargo Short Duration Government Fund, Class 1	69,226,638	3,222,202	(10,586,550)	296,943	62,159,233	—	63,327,599
Total	2,661,399,427	213,038,984	(236,191,514)	53,041,746	2,691,288,643	6,637,963	3,355,151,059

(b)	Non-income producing.
(c)	The rate shown is the seven-day current annualized yield at March 31, 2013.
(d)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2013:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Mutual Funds
Equity Funds	2,591,789,569	—	—	2,591,789,569
Fixed-Income Funds	650,687,699	—	—	650,687,699
Alternative Investment Funds	112,672,795	—	—	112,672,795
Money Market Funds	996	—	—	996
Total Mutual Funds	3,355,151,059	—	—	3,355,151,059

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Portfolio of Investments

Variable Portfolio – American Century Diversified Bond Fund

March 31, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes 25.6%

Aerospace & Defense 0.3%

Bombardier, Inc. Senior Unsecured (a)
03/15/22	5.750%	$800,000	$821,000
L-3 Communications Corp.
07/15/20	4.750%	1,230,000	1,360,595
Lockheed Martin Corp. Senior Unsecured
11/15/19	4.250%	2,450,000	2,756,843
Northrop Grumman Corp. Senior Unsecured
08/01/14	3.700%	500,000	519,949
Raytheon Co. Senior Unsecured
12/15/22	2.500%	2,270,000	2,216,417
Total			7,674,804

Automotive 0.5%

American Honda Finance Corp. (a)
Senior Unsecured
09/21/15	2.500%	2,500,000	2,598,230
09/11/17	1.500%	820,000	826,872
Daimler Finance North America LLC (a)
07/31/15	1.300%	2,290,000	2,305,425
09/15/16	2.625%	2,480,000	2,585,886
Ford Motor Co. Senior Unsecured
01/15/43	4.750%	490,000	456,045
Ford Motor Credit Co. LLC
Senior Unsecured
09/15/15	5.625%	1,340,000	1,459,056
05/15/18	5.000%	2,250,000	2,478,173
08/02/21	5.875%	3,070,000	3,511,868
Total			16,221,555

Banking 5.9%

American Express Centurion Bank
09/13/17	6.000%	3,000,000	3,581,877
American Express Credit Corp.
Senior Unsecured
09/15/15	2.750%	2,730,000	2,854,412
03/24/17	2.375%	1,500,000	1,568,511
BB&T Corp.
Senior Unsecured
04/30/14	5.700%	722,000	762,150
03/15/16	3.200%	780,000	829,472
Bank of America Corp.
Senior Unsecured
05/01/13	4.900%	1,960,000	1,966,838
04/01/15	4.500%	2,330,000	2,468,922
07/12/16	3.750%	1,807,000	1,921,864
08/01/16	6.500%	3,450,000	3,973,303
07/01/20	5.625%	2,670,000	3,117,431
01/24/22	5.700%	6,910,000	8,093,966

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Banking (continued)

Bank of America NA Subordinated Notes
03/15/17	5.300%	$4,145,000	$4,644,385
Bank of Nova Scotia Senior Unsecured
01/12/17	2.550%	1,180,000	1,236,157
Capital One Financial Corp.
Senior Unsecured
03/23/15	2.150%	1,370,000	1,398,095
11/06/15	1.000%	990,000	986,317
07/15/21	4.750%	1,650,000	1,861,741
Citigroup, Inc.
Senior Unsecured
01/15/15	6.010%	6,110,000	6,616,073
05/19/15	4.750%	2,000,000	2,145,364
01/10/17	4.450%	1,890,000	2,080,769
11/21/17	6.125%	6,290,000	7,437,114
01/14/22	4.500%	2,150,000	2,390,153
Subordinated Notes
02/15/17	5.500%	1,640,000	1,823,729
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA Bank Guaranteed
02/08/22	3.875%	2,190,000	2,310,137
Credit Suisse
Senior Unsecured
05/01/14	5.500%	1,560,000	1,641,189
03/23/15	3.500%	3,000,000	3,162,054
Deutsche Bank AG Senior Unsecured
08/18/14	3.875%	2,000,000	2,082,626
Fifth Third Bancorp Senior Unsecured
05/01/13	6.250%	1,780,000	1,788,779
Goldman Sachs Group, Inc. (The)
Senior Unsecured
01/15/15	5.125%	3,950,000	4,220,050
08/01/15	3.700%	1,570,000	1,659,220
02/07/16	3.625%	5,400,000	5,734,762
01/22/18	2.375%	3,540,000	3,588,257
03/15/20	5.375%	4,300,000	4,898,986
01/24/22	5.750%	3,100,000	3,604,444
Subordinated Notes
10/01/37	6.750%	1,510,000	1,692,089
HSBC Bank PLC Senior Notes (a)
06/28/15	3.500%	1,660,000	1,755,842
HSBC Bank USA NA Subordinated Notes
11/01/34	5.875%	820,000	950,953
HSBC Holdings PLC
Senior Unsecured
04/05/21	5.100%	1,170,000	1,351,901
03/30/22	4.000%	3,600,000	3,873,341

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Banking (continued)

ING Bank NV (a)
09/25/15	2.000%	$840,000	$853,440
Intesa Sanpaolo SpA
01/16/18	3.875%	900,000	894,192
JPMorgan Chase & Co.
Senior Unsecured
03/01/16	3.450%	1,090,000	1,158,851
07/05/16	3.150%	5,000,000	5,301,425
10/02/17	6.400%	900,000	1,074,426
01/15/18	6.000%	2,325,000	2,762,918
03/25/20	4.950%	800,000	917,117
10/15/20	4.250%	4,650,000	5,102,064
05/10/21	4.625%	750,000	838,270
09/23/22	3.250%	1,280,000	1,278,024
JPMorgan Chase Bank NA Subordinated Notes
06/13/16	5.875%	4,270,000	4,832,722
Morgan Stanley
04/01/18	6.625%	2,930,000	3,502,528
Senior Unsecured
04/28/15	6.000%	2,800,000	3,049,998
03/22/17	4.750%	3,240,000	3,573,795
09/23/19	5.625%	2,150,000	2,480,633
01/25/21	5.750%	1,800,000	2,080,058
02/25/23	3.750%	1,020,000	1,031,002
Subordinated Notes
11/01/22	4.875%	520,000	551,258
Northern Trust Co. (The) Subordinated Notes
08/15/18	6.500%	1,090,000	1,356,927
PNC Bank National Association Subordinated Notes
12/07/17	6.000%	2,700,000	3,213,829
PNC Funding Corp. Bank Guaranteed
02/08/15	3.625%	660,000	694,915
Rabobank
11/09/22	3.950%	1,000,000	1,006,840
Royal Bank of Scotland Group PLC Subordinated Notes
12/15/22	6.125%	1,010,000	1,044,641
Royal Bank of Scotland PLC (The) Bank Guaranteed
03/16/16	4.375%	1,800,000	1,959,053
SunTrust Banks, Inc. Senior Unsecured
04/15/16	3.600%	300,000	321,253
Toronto-Dominion Bank (The)
Senior Unsecured
07/14/16	2.500%	1,000,000	1,048,151
10/19/16	2.375%	1,800,000	1,883,149
U.S. Bancorp
06/14/13	2.000%	670,000	672,033

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Banking (continued)

02/01/16	3.442%	$1,190,000	$1,266,550
Senior Unsecured
03/15/22	3.000%	960,000	989,544
Subordinated Notes
07/15/22	2.950%	630,000	626,992
UBS AG Senior Unsecured
12/20/17	5.875%	2,406,000	2,853,716
Wachovia Bank NA Subordinated Notes
02/01/37	5.850%	850,000	1,027,906
Wells Fargo & Co.
Senior Unsecured
07/01/15	1.500%	830,000	843,714
05/08/17	2.100%	3,460,000	3,567,976
12/11/17	5.625%	560,000	662,389
04/01/21	4.600%	1,350,000	1,541,773
03/08/22	3.500%	70,000	73,570
Wells Fargo & Co. (b)
Senior Unsecured
06/15/16	3.676%	1,430,000	1,546,278
Total			177,557,193

Brokerage —%

Jefferies Group LLC Senior Unsecured
04/13/18	5.125%	1,300,000	1,417,000

Building Materials 0.1%

Mohawk Industries, Inc. Senior Unsecured
02/01/23	3.850%	1,000,000	1,016,602
Owens Corning
12/15/22	4.200%	1,000,000	1,022,747
Total			2,039,349

Chemicals 0.6%

Ashland, Inc. (a)
08/15/22	4.750%	1,000,000	1,017,500
08/15/22	4.750%	1,000,000	1,012,500
CF Industries, Inc.
05/01/18	6.875%	2,350,000	2,811,187
Dow Chemical Co. (The)
Senior Unsecured
02/15/15	5.900%	2,760,000	3,016,680
02/15/16	2.500%	1,150,000	1,196,828
11/15/20	4.250%	1,020,000	1,120,129
EI du Pont de Nemours & Co. Senior Unsecured
02/15/43	4.150%	500,000	507,727
Eastman Chemical Co.
Senior Unsecured
06/01/17	2.400%	1,790,000	1,858,041

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Chemicals (continued)

08/15/22	3.600%	$2,000,000	$2,077,436
Ecolab, Inc.
Senior Unsecured
12/08/16	3.000%	1,120,000	1,190,528
12/08/21	4.350%	2,590,000	2,857,669
Total			18,666,225

Construction Machinery 0.1%

Caterpillar Financial Services Corp. Senior Unsecured
06/01/22	2.850%	2,000,000	2,048,868
John Deere Capital Corp. Senior Unsecured
06/17/13	1.875%	1,000,000	1,002,863
United Rentals North America, Inc. Secured
07/15/18	5.750%	780,000	845,325
Total			3,897,056

Consumer Cyclical Services 0.1%

Corrections Corp. of America
06/01/17	7.750%	2,950,000	3,097,500

Consumer Products 0.1%

Procter & Gamble Co. (The) Senior Unsecured
08/15/16	1.450%	2,000,000	2,048,876

Diversified Manufacturing 0.4%

General Electric Co.
Senior Unsecured
12/06/17	5.250%	2,300,000	2,694,195
10/09/22	2.700%	2,240,000	2,240,181
10/09/42	4.125%	1,000,000	1,002,545
United Technologies Corp.
Senior Unsecured
02/01/19	6.125%	1,250,000	1,559,164
06/01/22	3.100%	1,000,000	1,048,081
04/15/40	5.700%	1,420,000	1,786,422
06/01/42	4.500%	1,670,000	1,780,000
Total			12,110,588

Electric 1.3%

AES Corp. (The) Senior Unsecured
10/15/17	8.000%	1,680,000	1,976,100
CMS Energy Corp. Senior Unsecured
06/15/19	8.750%	2,300,000	3,070,500
CenterPoint Energy Houston Electric LLC
08/01/42	3.550%	760,000	706,197

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Electric (continued)

Cleveland Electric Illuminating Co. (The) Senior Unsecured
04/01/17	5.700%	$571,000	$646,905
Consolidated Edison Co. of New York, Inc. Senior Unsecured
03/01/43	3.950%	1,010,000	995,994
Constellation Energy Group, Inc.
12/01/20	5.150%	1,400,000	1,598,526
Consumers Energy Co. 1st Mortgage
05/15/22	2.850%	490,000	506,365
DPL, Inc. Senior Unsecured
10/15/16	6.500%	1,000,000	1,055,000
Dominion Resources, Inc.
Senior Unsecured
06/15/18	6.400%	1,880,000	2,322,661
09/15/22	2.750%	1,240,000	1,239,066
08/01/41	4.900%	1,770,000	1,936,656
Duke Energy Carolinas LLC
11/15/18	7.000%	540,000	699,228
Duke Energy Corp.
Senior Unsecured
09/15/14	3.950%	3,000,000	3,138,357
09/15/21	3.550%	1,990,000	2,115,623
Edison International Senior Unsecured
09/15/17	3.750%	1,200,000	1,307,417
Exelon Generation Co. LLC Senior Unsecured
10/01/19	5.200%	1,370,000	1,550,540
Florida Power Corp.
11/15/42	3.850%	1,240,000	1,180,942
1st Mortgage
09/15/37	6.350%	1,000,000	1,321,051
Georgia Power Co. Senior Unsecured
03/15/42	4.300%	700,000	702,297
Ipalco Enterprises, Inc. Senior Secured
05/01/18	5.000%	510,000	550,800
Niagara Mohawk Power Corp. Senior Unsecured (a)
08/15/19	4.881%	700,000	811,313
Northern States Power Co. 1st Mortgage
08/15/42	3.400%	760,000	690,166
PacifiCorp 1st Mortgage
01/15/39	6.000%	1,000,000	1,304,411
Pacific Gas & Electric Co.
Senior Unsecured

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Electric (continued)

03/01/37	5.800%	$990,000	$1,207,059
04/15/42	4.450%	530,000	553,927
Progress Energy, Inc. Senior Unsecured
04/01/22	3.150%	900,000	917,056
Public Service Co. of Colorado 1st Mortgage
08/15/41	4.750%	480,000	538,939
San Diego Gas & Electric Co. 1st Mortgage
08/15/21	3.000%	2,050,000	2,173,219
Southern Power Co. Senior Unsecured
09/15/41	5.150%	500,000	557,889
Xcel Energy, Inc. Senior Unsecured
09/15/41	4.800%	540,000	600,212
Total			37,974,416

Entertainment 0.4%

Time Warner, Inc.
07/15/15	3.150%	1,530,000	1,609,805
03/15/20	4.875%	2,000,000	2,289,074
05/01/32	7.700%	1,500,000	2,044,125
06/15/42	4.900%	1,000,000	1,004,578
Viacom, Inc.
Senior Unsecured
09/15/14	4.375%	1,560,000	1,640,326
03/01/21	4.500%	1,330,000	1,470,624
06/15/22	3.125%	500,000	500,621
Walt Disney Co. (The) Senior Unsecured
12/01/22	2.350%	1,500,000	1,483,443
Total			12,042,596

Environmental 0.2%

Republic Services, Inc.
06/01/22	3.550%	1,200,000	1,250,664
Waste Management, Inc.
09/01/16	2.600%	2,580,000	2,704,421
06/30/20	4.750%	2,000,000	2,270,928
Total			6,226,013

Food and Beverage 1.2%

Anheuser-Busch InBev Finance, Inc.
01/17/43	4.000%	510,000	498,671
Anheuser-Busch InBev Worldwide, Inc.
11/15/14	5.375%	400,000	429,763
01/15/19	7.750%	3,900,000	5,125,033
01/15/20	5.375%	1,900,000	2,291,565
07/15/22	2.500%	2,890,000	2,840,656

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Food and Beverage (continued)

Coca-Cola Co. (The) Senior Unsecured
09/01/16	1.800%	$1,970,000	$2,036,560
Dr. Pepper Snapple Group, Inc.
01/15/16	2.900%	800,000	843,559
General Mills, Inc. Senior Unsecured
02/15/43	4.150%	800,000	801,300
Kellogg Co. Senior Unsecured
05/30/16	4.450%	1,000,000	1,100,284
Kraft Foods Group, Inc.
Senior Unsecured
08/23/18	6.125%	844,000	1,026,536
06/04/42	5.000%	1,260,000	1,350,991
Mead Johnson Nutrition Co.
Senior Unsecured
11/01/14	3.500%	1,500,000	1,561,110
11/01/39	5.900%	400,000	473,762
Mondelez International, Inc.
Senior Unsecured
02/01/18	6.125%	298,000	357,408
02/10/20	5.375%	897,000	1,067,230
02/09/40	6.500%	1,500,000	1,948,682
PepsiCo, Inc.
Senior Unsecured
08/25/21	3.000%	1,680,000	1,764,168
11/01/40	4.875%	450,000	504,869
08/13/42	3.600%	1,490,000	1,365,812
Pernod-Ricard SA Senior Unsecured (a)
01/15/17	2.950%	1,850,000	1,943,046
SABMiller Holdings, Inc. (a)
01/15/17	2.450%	3,300,000	3,435,277
01/15/22	3.750%	1,480,000	1,584,117
SABMiller PLC Senior Unsecured (a)
08/15/13	5.500%	830,000	845,056
Tyson Foods, Inc.
04/01/16	6.600%	1,250,000	1,431,870
06/15/22	4.500%	560,000	609,350
Total			37,236,675

Gas Distributors 0.1%

Sempra Energy
Senior Unsecured
06/01/16	6.500%	1,205,000	1,404,378
02/15/19	9.800%	1,000,000	1,405,665
Total			2,810,043

Gas Pipelines 1.1%

El Paso LLC
06/01/18	7.250%	2,200,000	2,527,250

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Gas Pipelines (continued)

El Paso Pipeline Partners Operating Co. LLC
04/01/20	6.500%	$1,640,000	$1,987,177
Enbridge Energy Partners LP Senior Unsecured
03/15/20	5.200%	1,620,000	1,825,923
Energy Transfer Partners LP
Senior Unsecured
02/01/22	5.200%	753,000	845,422
02/01/42	6.500%	900,000	1,028,361
Enterprise Products Operating LLC
06/01/15	3.700%	1,000,000	1,058,544
09/01/20	5.200%	2,550,000	2,990,676
02/15/43	4.450%	1,000,000	961,592
Enterprise Products Operating LLC (b)
01/15/68	7.034%	790,000	916,400
Kinder Morgan Energy Partners LP
Senior Unsecured
02/15/20	6.850%	1,735,000	2,176,165
09/15/20	5.300%	900,000	1,053,041
09/01/22	3.950%	700,000	743,752
09/01/39	6.500%	1,650,000	1,991,258
Magellan Midstream Partners LP Senior Unsecured
07/15/19	6.550%	1,480,000	1,824,059
NiSource Finance Corp.
12/01/21	4.450%	760,000	836,692
02/15/43	5.250%	610,000	639,109
Plains All American Pipeline LP/Finance Corp.
Senior Unsecured
09/15/15	3.950%	1,280,000	1,374,515
06/01/22	3.650%	860,000	908,320
Sunoco Logistics Partners Operations LP
01/15/23	3.450%	2,165,000	2,142,027
TransCanada PipeLines Ltd Senior Unsecured
08/01/22	2.500%	1,800,000	1,754,602
Williams Companies, Inc. (The) Senior Unsecured
01/15/23	3.700%	1,250,000	1,240,886
Williams Partners LP
Senior Unsecured
02/15/15	3.800%	250,000	263,264
11/15/20	4.125%	1,920,000	2,071,617
Total			33,160,652

Health Care 0.6%

Express Scripts Holding Co.
02/15/17	2.650%	4,150,000	4,346,951
06/15/19	7.250%	3,493,000	4,461,109
HCA, Inc. Senior Secured
02/15/20	7.875%	2,370,000	2,618,850

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Health Care (continued)

Medtronic, Inc. Senior Unsecured
04/01/23	2.750%	$1,300,000	$1,295,595
NYU Hospitals Center Secured
07/01/42	4.428%	1,000,000	972,687
Thermo Fisher Scientific, Inc. Senior Unsecured
08/15/21	3.600%	1,740,000	1,799,872
Universal Health Services, Inc. Senior Secured
06/30/16	7.125%	1,860,000	2,125,050
Total			17,620,114

Healthcare Insurance 0.2%

Aetna, Inc. Senior Unsecured
11/15/22	2.750%	1,400,000	1,369,887
UnitedHealth Group, Inc. Senior Unsecured
03/15/43	4.250%	1,290,000	1,268,442
WellPoint, Inc.
Senior Unsecured
05/15/22	3.125%	1,000,000	1,006,782
01/15/23	3.300%	500,000	506,670
08/15/40	5.800%	500,000	584,169
Total			4,735,950

Home Construction 0.1%

DR Horton, Inc.
02/15/18	3.625%	1,000,000	1,008,750
Toll Brothers Finance Corp.
11/01/19	6.750%	675,000	787,628
Total			1,796,378

Independent Energy 0.9%

Anadarko Petroleum Corp.
Senior Unsecured
09/15/16	5.950%	2,170,000	2,497,902
09/15/36	6.450%	640,000	786,606
Apache Corp.
Senior Unsecured
01/15/23	2.625%	1,800,000	1,750,662
04/15/43	4.750%	700,000	715,714
ConocoPhillips Holding Co. Senior Unsecured
04/15/29	6.950%	1,080,000	1,459,020
ConocoPhillips
02/01/19	5.750%	2,000,000	2,446,936
Denbury Resources, Inc.
07/15/23	4.625%	1,300,000	1,254,500
Devon Energy Corp.

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Independent Energy (continued)

Senior Unsecured
05/15/17	1.875%	$700,000	$706,804
07/15/41	5.600%	1,810,000	1,977,736
EOG Resources, Inc. Senior Unsecured
06/01/19	5.625%	750,000	911,445
Hess Corp. Senior Unsecured
01/15/40	6.000%	510,000	570,165
Newfield Exploration Co. Senior Subordinated Notes
02/01/20	6.875%	1,400,000	1,501,500
Nexen, Inc. Senior Unsecured
07/30/19	6.200%	1,840,000	2,300,040
Noble Energy, Inc. Senior Unsecured
12/15/21	4.150%	2,140,000	2,352,827
Occidental Petroleum Corp. Senior Unsecured
02/15/23	2.700%	700,000	700,648
Pioneer Natural Resources Co. Senior Unsecured
07/15/22	3.950%	1,990,000	2,077,807
Talisman Energy, Inc. Senior Unsecured
06/01/19	7.750%	1,900,000	2,408,408
Total			26,418,720

Integrated Energy 0.3%

BP Capital Markets PLC
03/11/16	3.200%	1,230,000	1,310,238
05/05/17	1.846%	900,000	922,583
10/01/20	4.500%	1,000,000	1,142,593
Cenovus Energy, Inc. Senior Unsecured
09/15/14	4.500%	1,000,000	1,052,992
Shell International Finance BV
09/22/15	3.250%	1,225,000	1,307,386
08/21/22	2.375%	1,440,000	1,428,706
08/21/42	3.625%	1,650,000	1,596,263
Total			8,760,761

Life Insurance 0.9%

American International Group, Inc.
Senior Unsecured
01/16/18	5.850%	3,090,000	3,617,204
12/15/20	6.400%	2,540,000	3,145,653
06/01/22	4.875%	2,420,000	2,737,719
Hartford Financial Services Group, Inc.
Senior Unsecured
10/15/16	5.500%	990,000	1,120,148
04/15/22	5.125%	680,000	784,343

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Life Insurance (continued)

10/15/36	5.950%	$550,000	$642,040
ING U.S., Inc. (a)
07/15/22	5.500%	1,510,000	1,671,710
Lincoln National Corp. Senior Unsecured
02/15/20	6.250%	2,040,000	2,468,439
MetLife, Inc.
Senior Unsecured
06/01/16	6.750%	1,750,000	2,057,277
12/15/17	1.756%	1,040,000	1,052,770
08/13/42	4.125%	1,020,000	954,811
Metropolitan Life Global Funding I Secured (a)
01/10/23	3.000%	1,300,000	1,302,263
Principal Financial Group, Inc.
09/15/22	3.300%	750,000	762,260
Prudential Financial, Inc.
06/15/19	7.375%	1,460,000	1,874,589
06/21/20	5.375%	1,270,000	1,497,829
Senior Unsecured
12/14/36	5.700%	510,000	583,975
05/12/41	5.625%	730,000	830,969
Total			27,103,999

Lodging 0.1%

Host Hotels & Resorts LP Senior Unsecured
10/01/21	6.000%	660,000	763,125
Royal Caribbean Cruises Ltd. Senior Unsecured
11/15/22	5.250%	1,820,000	1,842,750
Wyndham Worldwide Corp. Senior Unsecured
03/01/17	2.950%	1,150,000	1,183,417
Total			3,789,292

Media Cable 0.8%

Comcast Corp.
03/15/16	5.900%	3,300,000	3,775,725
11/15/35	6.500%	1,460,000	1,859,431
05/15/38	6.400%	1,300,000	1,643,964
DIRECTV Holdings LLC/Financing Co., Inc.
10/01/14	4.750%	1,500,000	1,586,781
03/01/21	5.000%	1,900,000	2,113,583
DISH DBS Corp.
10/01/13	7.000%	650,000	666,656
02/01/16	7.125%	2,510,000	2,789,238
07/15/17	4.625%	1,090,000	1,130,875
06/01/21	6.750%	720,000	799,200
Time Warner Cable, Inc.
07/01/18	6.750%	3,270,000	4,023,970
09/15/42	4.500%	1,510,000	1,372,628

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Media Cable (continued)

Virgin Media Secured Finance PLC Senior Secured
01/15/18	6.500%	$2,240,000	$2,385,600
Total			24,147,651

Media Non-Cable 0.6%

CBS Corp.
07/01/42	4.850%	1,240,000	1,205,912
Discovery Communications LLC
08/15/19	5.625%	1,350,000	1,600,771
IAC/InterActiveCorp (a)
12/15/22	4.750%	750,000	733,125
Interpublic Group of Companies, Inc. (The) Senior Unsecured
07/15/17	10.000%	1,010,000	1,083,225
Lamar Media Corp.
04/01/14	9.750%	1,500,000	1,616,250
NBCUniversal Media LLC
Senior Unsecured
04/30/20	5.150%	4,020,000	4,764,347
04/01/21	4.375%	2,080,000	2,340,314
01/15/23	2.875%	1,510,000	1,496,718
News America, Inc.
09/15/22	3.000%	2,000,000	1,977,398
08/15/39	6.900%	1,590,000	2,024,220
Omnicom Group, Inc.
05/01/22	3.625%	480,000	490,665
Total			19,332,945

Metals 0.6%

Alcoa, Inc. Senior Unsecured
04/15/21	5.400%	1,040,000	1,077,033
AngloGold Ashanti Holdings PLC
04/15/20	5.375%	720,000	762,103
ArcelorMittal Senior Unsecured
08/05/20	5.750%	1,345,000	1,418,975
Barrick North America Finance LLC
05/30/21	4.400%	1,450,000	1,548,338
Freeport-McMoRan Copper & Gold, Inc. Senior Unsecured (a)
03/15/23	3.875%	1,310,000	1,313,790
Newmont Mining Corp.
03/15/22	3.500%	1,200,000	1,208,179
10/01/39	6.250%	1,060,000	1,217,427
Peabody Energy Corp.
11/01/16	7.375%	630,000	718,200
Rio Tinto Finance USA Ltd.
11/02/20	3.500%	680,000	716,626

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Metals (continued)

Southern Copper Corp. Senior Unsecured
11/08/42	5.250%	$650,000	$615,467
Teck Resources Ltd.
01/15/17	3.150%	1,000,000	1,041,498
Vale Overseas Ltd.
09/15/19	5.625%	3,240,000	3,653,317
09/15/20	4.625%	1,650,000	1,748,515
Xstrata Finance Canada Ltd. (a)
11/15/21	4.950%	1,270,000	1,365,877
Total			18,405,345

Non-Captive Consumer 0.1%

HSBC Finance Corp. Senior Unsecured
07/15/13	4.750%	600,000	607,192
SLM Corp.
Senior Notes
01/25/16	6.250%	1,110,000	1,212,650
Senior Unsecured
10/01/13	5.000%	1,750,000	1,780,625
Total			3,600,467

Non-Captive Diversified 0.9%

General Electric Capital Corp.
Senior Secured
12/11/19	2.100%	440,000	447,303
Senior Unsecured
11/14/14	3.750%	4,000,000	4,200,324
11/09/15	2.250%	2,000,000	2,068,386
04/27/17	2.300%	970,000	1,003,805
09/15/17	5.625%	2,000,000	2,343,952
08/07/19	6.000%	5,200,000	6,313,138
09/16/20	4.375%	2,820,000	3,149,218
10/17/21	4.650%	2,690,000	3,011,595
01/14/38	5.875%	900,000	1,049,386
Subordinated Notes
02/11/21	5.300%	1,310,000	1,501,753
International Lease Finance Corp.
Senior Unsecured
04/01/15	4.875%	400,000	419,500
05/15/16	5.750%	680,000	734,400
Total			26,242,760

Oil Field Services 0.3%

Ensco PLC
Senior Unsecured
03/15/16	3.250%	1,630,000	1,736,147
03/15/21	4.700%	1,560,000	1,741,759
FMC Technologies, Inc. Senior Unsecured
10/01/17	2.000%	600,000	603,735
Transocean, Inc.
12/15/16	5.050%	560,000	622,214
10/15/17	2.500%	2,030,000	2,055,690

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Oil Field Services (continued)

11/15/20	6.500%	$900,000	$1,040,100
12/15/21	6.375%	530,000	617,066
Weatherford International Ltd.
03/01/19	9.625%	1,110,000	1,449,717
Total			9,866,428

Other Industry 0.1%

Catholic Health Initiatives
Secured
11/01/17	1.600%	495,000	502,911
11/01/22	2.950%	965,000	978,806
Johns Hopkins University Senior Unsecured
07/01/53	4.083%	500,000	515,412
Total			1,997,129

Packaging 0.1%

Ball Corp.
09/01/16	7.125%	400,000	423,000
09/15/20	6.750%	1,760,000	1,936,000
Total			2,359,000

Paper 0.3%

Domtar Corp.
04/01/22	4.400%	1,430,000	1,426,947
Georgia-Pacific LLC (a)
11/01/20	5.400%	4,000,000	4,732,840
International Paper Co. Senior Unsecured
11/15/41	6.000%	1,470,000	1,710,311
Total			7,870,098

Pharmaceuticals 1.1%

AbbVie, Inc. (a)
11/06/17	1.750%	3,000,000	3,036,483
Senior Unsecured
11/06/42	4.400%	700,000	705,770
Actavis, Inc. Senior Unsecured
08/15/14	5.000%	2,432,000	2,565,536
Amgen, Inc.
Senior Unsecured
05/15/17	2.125%	3,000,000	3,098,268
06/01/17	5.850%	950,000	1,122,187
06/15/21	4.100%	1,390,000	1,537,925
05/15/22	3.625%	1,170,000	1,249,215
02/01/39	6.400%	520,000	645,957
05/15/43	5.375%	740,000	823,205
Bristol-Myers Squibb Co. Senior Unsecured
08/01/42	3.250%	1,000,000	875,862

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Pharmaceuticals (continued)

Celgene Corp. Senior Unsecured
08/15/22	3.250%	$1,250,000	$1,264,196
Gilead Sciences, Inc. Senior Unsecured
12/01/21	4.400%	2,220,000	2,498,892
GlaxoSmithKline Capital PLC
05/08/22	2.850%	2,290,000	2,336,269
Merck & Co., Inc.
Senior Unsecured
09/15/22	2.400%	2,020,000	2,004,931
09/15/42	3.600%	300,000	284,317
Mylan, Inc. (a)
01/15/23	3.125%	1,000,000	984,678
Roche Holdings, Inc. (a)
03/01/19	6.000%	3,975,000	4,943,700
03/01/39	7.000%	1,670,000	2,424,595
Sanofi Senior Unsecured
03/29/21	4.000%	1,100,000	1,223,953
Teva Pharmaceutical Finance IV LLC
03/18/20	2.250%	340,000	342,034
Total			33,967,973

Property & Casualty 0.4%

Allstate Corp. (The)
Senior Unsecured
05/16/19	7.450%	1,310,000	1,722,349
01/15/42	5.200%	1,000,000	1,151,357
Berkshire Hathaway Finance Corp.
01/15/21	4.250%	1,195,000	1,343,932
05/15/22	3.000%	1,000,000	1,019,291
Berkshire Hathaway, Inc.
Senior Unsecured
08/15/21	3.750%	540,000	586,031
02/11/43	4.500%	740,000	746,043
Liberty Mutual Group, Inc. (a)
05/01/22	4.950%	1,430,000	1,567,994
05/01/42	6.500%	740,000	843,186
Markel Corp. Senior Unsecured
07/01/22	4.900%	2,110,000	2,343,066
Total			11,323,249

Railroads 0.3%

Burlington Northern Santa Fe LLC
Senior Unsecured
09/01/20	3.600%	1,881,000	2,032,193
03/01/41	5.050%	700,000	757,309
09/15/41	4.950%	1,650,000	1,775,641
03/15/43	4.450%	1,180,000	1,193,560
CSX Corp. Senior Unsecured
06/01/21	4.250%	470,000	528,506

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Railroads (continued)

Norfolk Southern Corp.
Senior Unsecured
04/01/18	5.750%	$1,280,000	$1,533,665
12/01/21	3.250%	1,200,000	1,253,135
Union Pacific Corp. Senior Unsecured
09/15/41	4.750%	1,000,000	1,089,950
Total			10,163,959

Refining 0.2%

Marathon Petroleum Corp. Senior Unsecured
03/01/16	3.500%	1,500,000	1,602,673
Phillips 66
04/01/22	4.300%	2,580,000	2,832,229
Tesoro Corp.
10/01/22	5.375%	500,000	521,250
Total			4,956,152

REITs 0.9%

BRE Properties, Inc. Senior Unsecured
01/15/23	3.375%	1,287,000	1,278,046
Boston Properties LP Senior Unsecured
06/01/15	5.000%	755,000	821,333
DDR Corp. Senior Unsecured
04/15/18	4.750%	2,860,000	3,161,836
Digital Realty Trust LP
07/15/15	4.500%	1,000,000	1,062,518
Essex Portfolio LP (a)
08/15/22	3.625%	1,590,000	1,579,461
HCP, Inc. Senior Unsecured
02/01/16	3.750%	2,150,000	2,294,889
Health Care REIT, Inc.
Senior Unsecured
03/15/18	2.250%	1,230,000	1,241,157
03/15/23	3.750%	2,170,000	2,183,905
Kilroy Realty LP
01/15/23	3.800%	2,210,000	2,263,504
ProLogis LP
06/01/13	6.300%	1,100,000	1,108,979
12/01/19	6.625%	400,000	484,116
Reckson Operating Partnership LP Senior Unsecured
03/31/16	6.000%	670,000	734,123
SL Green Realty Corp./Operating Partnership/Reckson Senior Unsecured
03/15/20	7.750%	1,615,000	1,982,673

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

REITs (continued)

Simon Property Group LP Senior Unsecured
12/01/15	5.750%	$750,000	$837,509
UDR, Inc.
06/01/18	4.250%	1,130,000	1,247,651
Ventas Realty LP/Capital Corp.
11/30/15	3.125%	1,995,000	2,108,839
04/30/19	4.000%	1,000,000	1,091,339
06/01/21	4.750%	700,000	777,937
08/15/22	3.250%	765,000	761,472
WEA Finance LLC (a)
05/10/21	4.625%	1,040,000	1,160,023
Total			28,181,310

Restaurants —%

Yum! Brands, Inc. Senior Unsecured
11/01/21	3.750%	430,000	450,090

Retailers 0.6%

CVS Caremark Corp. Senior Unsecured
12/01/22	2.750%	3,150,000	3,105,396
Gap, Inc. (The) Senior Unsecured
04/12/21	5.950%	780,000	891,633
Home Depot, Inc. (The) Senior Unsecured
04/01/41	5.950%	2,490,000	3,164,661
L Brands, Inc. Senior Unsecured
07/15/17	6.900%	920,000	1,056,850
Macy’s Retail Holdings, Inc.
12/01/16	5.900%	438,000	508,878
Staples, Inc. Senior Unsecured
01/12/23	4.375%	1,400,000	1,412,592
Target Corp. Senior Unsecured
07/01/42	4.000%	760,000	739,498
Wal-Mart Stores, Inc.
Senior Unsecured
04/01/40	5.625%	3,500,000	4,359,918
04/15/41	5.625%	990,000	1,238,256
Total			16,477,682

Supermarkets 0.1%

Kroger Co. (The)
08/15/17	6.400%	1,600,000	1,911,053

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Supermarkets (continued)

Safeway, Inc. Senior Unsecured
12/01/21	4.750%	$1,060,000	$1,141,055
Total			3,052,108

Technology 0.8%

Cisco Systems, Inc. Senior Unsecured
02/15/39	5.900%	830,000	1,039,053
Dell, Inc.
Senior Unsecured
09/10/15	2.300%	940,000	941,634
04/01/16	3.100%	390,000	392,734
Equifax, Inc. Senior Unsecured
12/15/22	3.300%	1,600,000	1,573,949
Fidelity National Information Services, Inc.
03/15/22	5.000%	1,160,000	1,231,050
Hewlett-Packard Co. Senior Unsecured
09/15/17	2.600%	4,500,000	4,534,893
Intel Corp. Senior Unsecured
12/15/17	1.350%	2,000,000	2,006,810
International Business Machines Corp. Senior Unsecured
07/22/16	1.950%	4,350,000	4,512,138
Intuit, Inc. Senior Unsecured
03/15/17	5.750%	2,170,000	2,485,114
Jabil Circuit, Inc.
Senior Unsecured
07/15/16	7.750%	1,910,000	2,198,887
12/15/20	5.625%	720,000	763,200
Oracle Corp. Senior Unsecured
10/15/22	2.500%	2,630,000	2,581,903
Total			24,261,365

Textile —%

Hanesbrands, Inc.
12/15/20	6.375%	590,000	642,363
PVH Corp. Senior Unsecured
12/15/22	4.500%	810,000	797,850
Total			1,440,213

Tobacco 0.2%

Altria Group, Inc.
08/06/19	9.250%	1,058,000	1,474,728
08/09/22	2.850%	3,230,000	3,175,391

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Tobacco (continued)

Philip Morris International, Inc. Senior Unsecured
05/17/21	4.125%	$1,870,000	$2,087,849
Total			6,737,968

Wireless 0.7%

America Movil SAB de CV
03/30/20	5.000%	1,030,000	1,158,434
Senior Unsecured
07/16/22	3.125%	2,420,000	2,373,173
American Tower Corp.
Senior Unsecured
01/15/18	4.500%	1,330,000	1,462,729
03/15/22	4.700%	1,500,000	1,630,172
CC Holdings GS V LLC (a)
Senior Secured
12/15/17	2.381%	1,810,000	1,821,703
04/15/23	3.849%	1,100,000	1,108,209
Cellco Partnership/Verizon Wireless Capital LLC
Senior Unsecured
02/01/14	5.550%	2,400,000	2,494,450
11/15/18	8.500%	3,400,000	4,524,720
Crown Castle International Corp. Senior Unsecured
01/15/23	5.250%	810,000	824,175
SBA Telecommunications, Inc.
08/15/19	8.250%	1,298,000	1,431,045
Vodafone Group PLC Senior Unsecured
02/27/17	5.625%	2,170,000	2,514,522
Total			21,343,332

Wirelines 1.0%

AT&T, Inc.
Senior Unsecured
09/15/14	5.100%	1,000,000	1,063,423
08/15/21	3.875%	3,080,000	3,330,379
12/01/22	2.625%	1,500,000	1,448,319
02/15/39	6.550%	2,380,000	2,939,995
AT&T, Inc. (a)
Senior Unsecured
12/15/42	4.300%	2,020,000	1,882,056
British Telecommunications PLC Senior Unsecured
01/15/18	5.950%	3,115,000	3,713,391
CenturyLink, Inc. Senior Unsecured
09/15/19	6.150%	1,505,000	1,595,300
Deutsche Telekom International Finance BV
08/20/18	6.750%	2,370,000	2,929,894
Deutsche Telekom International Finance BV (a)
03/06/17	2.250%	940,000	962,969

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Wirelines (continued)

France Telecom SA Senior Unsecured
07/08/14	4.375%	$1,300,000	$1,356,697
Telecom Italia Capital SA
06/04/18	6.999%	1,320,000	1,489,654
Telefonica Emisiones SAU
07/15/19	5.877%	1,200,000	1,320,120
02/16/21	5.462%	1,390,000	1,492,916
Verizon Communications, Inc.
Senior Unsecured
04/01/39	7.350%	1,520,000	2,041,973
11/01/41	4.750%	420,000	416,092
Windstream Corp.
11/01/17	7.875%	490,000	559,825
Total			28,543,003
Total Corporate Bonds & Notes (Cost: $729,929,021)			$769,125,982

Residential Mortgage-Backed Securities - Agency 32.1%

Federal Home Loan Mortgage Corp. (b)(c)
02/01/43	1.976%	3,980,385	4,123,104
12/01/42	2.076%	8,867,659	9,167,927
05/01/41	2.576%	1,615,590	1,693,164
04/01/42	2.905%	923,511	971,956
07/01/40	3.269%	2,146,669	2,266,984
07/01/41	3.280%	6,313,862	6,578,857
07/01/40	3.566%	2,011,528	2,134,405
02/01/41	3.757%	1,978,514	2,094,737
07/01/41	3.806%	3,896,104	4,125,212
09/01/40	4.032%	3,270,915	3,482,123
05/01/35	5.199%	1,214,690	1,296,400
04/01/38	5.426%	4,452,422	4,772,910
02/01/38	5.788%	7,507,116	7,965,130
06/01/38	5.970%	8,981,763	9,723,202
08/01/36	6.140%	2,855,516	3,086,780
CMO Series 2684 Class FP
01/15/33	0.703%	5,049,040	5,058,578
Federal Home Loan Mortgage Corp. (c)
04/01/41	4.000%	19,150,628	21,043,947
11/01/22-06/01/33	5.000%	5,146,865	5,546,971
03/01/34-08/01/38	5.500%	11,122,629	12,128,472
02/01/38	6.000%	4,549,622	4,974,360
Federal National Mortgage Association (b)(c)
04/01/42	2.716%	5,410,638	5,645,715
08/01/41	3.078%	3,752,067	3,935,129
09/01/41	3.343%	1,902,273	2,004,417
08/01/40	3.847%	2,415,527	2,563,419
10/01/40	3.934%	4,435,682	4,706,886
03/01/40	3.951%	2,512,293	2,673,759
06/01/38	5.425%	3,882,111	4,191,564
11/01/37	5.976%	905,001	989,466
CMO Series 2005-106 Class UF

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Agency (continued)

11/25/35	0.504%	$4,572,992	$4,587,909
CMO Series 2006-43 Class FM
06/25/36	0.504%	1,952,170	1,951,842
CMO Series 2007-36 Class FB
04/25/37	0.604%	6,983,990	7,038,242
Federal National Mortgage Association (c)
10/01/41-05/01/42	3.500%	16,752,380	17,711,667
10/01/40-01/01/42	4.000%	56,425,818	61,058,074
07/01/33-07/01/41	4.500%	61,506,616	67,884,304
07/01/31-08/01/39	5.000%	61,206,664	67,212,428
04/01/33-01/01/39	5.500%	46,883,688	51,455,716
12/01/33-09/01/37	6.000%	23,069,501	25,720,319
08/01/18-05/01/39	6.500%	4,693,263	5,233,345
Federal National Mortgage Association (c)(d)
05/01/42	3.000%	17,000,000	17,486,093
05/01/42	3.500%	85,000,000	89,542,188
04/01/43	4.000%	50,000,000	53,304,690
04/01/43	4.500%	64,000,000	68,950,003
04/01/43	5.000%	45,000,000	48,754,688
04/01/43	5.500%	25,000,000	27,265,625
Government National Mortgage Association (c)
06/20/42-07/20/42	3.500%	18,754,457	20,077,233
07/15/40-11/20/40	4.000%	33,326,288	36,378,227
02/15/40-06/15/41	4.500%	57,073,215	63,421,265
07/20/39-10/20/40	5.000%	33,570,076	36,952,950
Government National Mortgage Association (c)(d)
04/01/43	4.000%	48,000,000	52,314,374

Total Residential Mortgage-Backed Securities - Agency (Cost: $943,325,198)			$963,246,756

Residential Mortgage-Backed Securities - Non-Agency 3.3%

Banc of America Mortgage Securities, Inc. CMO Series 2004-7 Class 7A1 (c)
08/25/19	5.000%	669,358	685,217
Banc of America Mortgage Trust CMO Series 2005-1 Class 1A15 (c)
02/25/35	5.500%	2,973,000	3,121,983
Bear Stearns Adjustable Rate Mortgage Trust CMO Series 2006-1 Class A1 (b)(c)
02/25/36	2.370%	1,834,454	1,785,588

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Non-Agency (continued)

Chase Mortgage Financial Corp. CMO Series 2006-S4 Class A3 (c)
12/25/36	6.000%	$934,437	$949,898
Citicorp Mortgage Securities, Inc. CMO Series 2007-8 Class 1A3 (c)
09/25/37	6.000%	1,350,297	1,408,222
Citigroup Mortgage Loan Trust, Inc. CMO Series 2005-4 Class A (b)(c)
08/25/35	5.310%	3,168,729	3,234,861
Countrywide Home Loan Mortgage Pass-Through Trust (c)
CMO Series 2003-35 Class 1A3
09/25/18	5.000%	1,103,233	1,131,943
CMO Series 2004-4 Class A19
05/25/34	5.250%	2,089,044	2,144,297
CMO Series 2004-5 Class 2A4
05/25/34	5.500%	588,009	607,483
Credit Suisse First Boston Mortgage Securities Corp. CMO Series 2003-AR28 Class 2A1 (b)(c)
12/25/33	2.814%	1,063,830	1,063,137
First Horizon Asset Securities, Inc. CMO Series 2005-AR3 Class 4A1 (b)(c)
08/25/35	5.363%	2,726,619	2,725,490
GSR Mortgage Loan Trust CMO Series 2005-AR6 Class 2A1 (b)(c)
09/25/35	2.662%	6,277,169	6,447,713
JPMorgan Mortgage Trust (a)(b)(c)
CMO Series 2013-1 Class 2A2
03/01/43	2.500%	8,000,000	8,134,241
JPMorgan Mortgage Trust (b)(c)
CMO Series 2005-A4 Class 2A1
07/25/35	3.054%	2,938,778	2,896,924
CMO Series 2005-S2 Class 3A1
02/25/32	6.888%	1,872,945	1,889,599
CMO Series 2006-A3 Class 7A1
04/25/35	2.916%	4,817,643	4,704,829
JPMorgan Mortgage Trust (c)
CMO Series 2004-S2 Class 1A3
11/25/19	4.750%	1,036,713	1,045,723
MASTR Adjustable Rate Mortgages Trust CMO Series 2004-13 Class 3A7 (b)(c)
11/21/34	2.630%	1,776,542	1,849,005
PHH Mortgage Capital LLC CMO Series 2007-6 Class A1 (b)(c)
12/18/37	5.872%	1,521,522	1,607,470
Provident Funding Mortgage Loan Trust CMO Series 2005-1 Class 2A1 (b)(c)
05/25/35	2.771%	2,827,248	2,936,829
Sequoia Mortgage Trust CMO Series 2012-1 Class 1A1 (b)(c)
01/25/42	2.865%	1,885,378	1,936,224
WaMu Mortgage Pass-Through Certificates CMO Series 2003-S11 Class 3A5 (c)
11/25/33	5.950%	1,145,970	1,213,754

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Non-Agency (continued)

Wells Fargo Mortgage Backed Securities Trust CMO Series 2005-AR16 Class 3A2 (b)(c)
03/25/35	2.683%	$7,898,033	$8,104,646
Wells Fargo Mortgage-Backed Securities Trust (b)(c)
CMO Series 2004-A Class A1
02/25/34	4.918%	1,300,006	1,338,554
CMO Series 2004-K Class 2A6
07/25/34	4.729%	2,867,380	2,942,981
CMO Series 2005-AR14 Class A1
08/25/35	5.328%	1,830,821	1,902,920
CMO Series 2005-AR2 Class 3A1
03/25/35	2.662%	3,053,893	3,059,274
CMO Series 2005-AR8 Class 2A1
06/25/35	2.740%	910,148	930,411
CMO Series 2007-AR10 Class 1A1
01/25/38	6.041%	1,360,304	1,386,263
Wells Fargo Mortgage-Backed Securities Trust (c)
CMO Series 2003-12 Class A1
11/25/18	4.750%	1,009,680	1,016,056
CMO Series 2004-4 Class A9
05/25/34	5.500%	2,225,756	2,296,094
CMO Series 2005-17 Class 1A1
01/25/36	5.500%	527,232	547,056
CMO Series 2005-5 Class 1A1
05/25/20	5.000%	455,136	476,851
CMO Series 2005-9 Class 1A11
10/25/35	5.500%	2,770,035	2,945,270
CMO Series 2006-10 Class A19
08/25/36	6.000%	538,506	538,525
CMO Series 2006-10 Class A4
08/25/36	6.000%	2,453,316	2,538,429
CMO Series 2006-13 Class A5
10/25/36	6.000%	6,127,508	6,324,832
CMO Series 2006-3 Class A9
03/25/36	5.500%	847,835	852,313
CMO Series 2006-9 Class 1A15
08/25/36	6.000%	151,685	151,554
CMO Series 2007-13 Class A1
09/25/37	6.000%	1,762,427	1,801,736
CMO Series 2007-16 Class 1A1
12/28/37	6.000%	2,735,366	2,934,407
CMO Series 2007-3 Class 3A1
04/25/22	5.500%	984,208	1,016,511
CMO Series 2007-9 Class 1A8
07/25/37	5.500%	1,644,290	1,714,306

Total Residential Mortgage-Backed Securities - Non-Agency (Cost: $96,041,421)			$98,339,419

Commercial Mortgage-Backed Securities - Non-Agency 5.3%

BAMLL Commercial Mortgage Securities Trust Series 2012-PARK Class A (a)(c)
12/10/30	2.959%	6,000,000	6,059,016

Issuer	Coupon Rate	Principal Amount	Value

Commercial Mortgage-Backed Securities - Non-Agency (continued)

BB-UBS Trust Series 2012-SHOW Class A (a)(c)
11/05/36	3.430%	$4,000,000	$4,012,669
Banc of America Merrill Lynch Commercial Mortgage, Inc. (b)(c)
Series 2005-5 Class A4
10/10/45	5.115%	5,650,000	6,185,191
Series 2005-5 Class AM
10/10/45	5.176%	2,850,000	3,133,034
Banc of America Merrill Lynch Commercial Mortgage, Inc. (c)
Series 2004-6 Class A3
12/10/42	4.512%	2,054,702	2,071,462
Series 2005-1 Class A3
11/10/42	4.877%	142,557	142,694
Bear Stearns Commercial Mortgage Securities Series 2004-PWR3 Class A4 (c)
02/11/41	4.715%	1,153,589	1,173,912
Citigroup/Deutsche Bank Commercial Mortgage Trust (b)(c)
Series 2005-CD1 Class A3
07/15/44	5.218%	1,800,000	1,830,578
Series 2005-CD1 Class AM
07/15/44	5.218%	2,450,000	2,690,837
Commercial Mortgage Pass-Through Certificates Series 2004-LB2A Class A4 (c)
03/10/39	4.715%	1,417,813	1,459,292
Credit Suisse First Boston Mortgage Securities Corp. Series 2004-C2 Class A2 (b)(c)
05/15/36	5.416%	5,400,000	5,587,283
GE Capital Commercial Mortgage Corp. Series 2005-C3 Class A5 (b)(c)
07/10/45	4.979%	581,485	582,660
GS Mortgage Securities Corp. II (a)(c)
Series 2012-ALOH Class A
04/10/34	3.551%	4,600,000	4,836,969
GS Mortgage Securities Corp. II (b)(c)
Series 2004-GG2 Class A6
08/10/38	5.396%	7,060,000	7,395,175
GS Mortgage Securities Corp. II (c)
Series 2005-GG4 Class A4
07/10/39	4.761%	7,600,000	8,107,087
Series 2005-GG4 Class A4A
07/10/39	4.751%	11,000,000	11,711,128
Greenwich Capital Commercial Funding Corp. (b)(c)
Series 2004-GG1 Class A7
06/10/36	5.317%	3,278,501	3,370,437
Series 2005-GG3 Class A4
08/10/42	4.799%	3,500,000	3,694,173
Series 2005-GG3 Class AJ
08/10/42	4.859%	1,900,000	2,019,901
Greenwich Capital Commercial Funding Corp. (c)
Series 2005-GG3 Class A3
08/10/42	4.569%	2,838,345	2,836,072
LB-UBS Commercial Mortgage Trust (b)(c)
Series 2004-C4 Class A4
06/15/29	5.512%	6,100,000	6,404,500
Series 2004-C8 Class AJ
12/15/39	4.858%	1,250,000	1,337,554

Issuer	Coupon Rate	Principal Amount	Value

Commercial Mortgage-Backed Securities - Non-Agency (continued)

Series 2005-C5 Class AM
09/15/40	5.017%	$7,000,000	$7,596,967
Series 2005-C7 Class AM
11/15/40	5.263%	5,130,000	5,635,931
LB-UBS Commercial Mortgage Trust (c)
Series 2004-C1 Class A4
01/15/31	4.568%	5,122,937	5,275,824
Series 2004-C2 Class A4
03/15/36	4.367%	4,550,000	4,670,425
Series 2004-C7 Class A5
10/15/29	4.628%	1,310,126	1,326,311
Series 2005-C2 Class A4
04/15/30	4.998%	2,040,509	2,079,207
Series 2005-C3 Class A5
07/15/30	4.739%	3,650,000	3,895,357
Morgan Stanley Capital I Trust Series 2004-T13 Class A4 (c)
09/13/45	4.660%	6,841,408	6,946,656
Morgan Stanley Capital I, Inc. (c)
Series 2005-T17 Class A5
12/13/41	4.780%	6,455,394	6,861,884
Series 2005-HQ6 Class A2A
08/13/42	4.882%	827,949	827,569
Wachovia Bank Commercial Mortgage Trust (b)(c)
Series 2004-C12 Class A4
07/15/41	5.308%	9,850,000	10,239,272
Series 2005-C20 Class AMFX
07/15/42	5.179%	2,512,000	2,731,097
Wachovia Bank Commercial Mortgage Trust (c)
Series 2004-C11 Class A4
01/15/41	5.030%	60,169	60,262
Series 2004-C15 Class A3
10/15/41	4.502%	621,694	629,787
Series 2004-C15 Class A4
10/15/41	4.803%	13,475,500	14,213,378

Total Commercial Mortgage-Backed Securities - Non-Agency (Cost: $159,650,472)			$159,631,551

Asset-Backed Securities - Non-Agency —%

CNH Equipment Trust Series 2011-B Class A2
12/15/14	0.710%	702,858	703,031

Total Asset-Backed Securities - Non-Agency (Cost: $702,777)			$703,031

Inflation-Indexed Bonds 1.9%

UNITED STATES 1.9%

U.S. Treasury Inflation-Indexed Bond
04/15/17	0.125%	14,494,194	15,632,220
07/15/22	0.125%	18,520,165	20,182,646

Issuer	Coupon Rate	Principal Amount	Value

Inflation-Indexed Bonds (continued)

UNITED STATES (CONTINUED)

01/15/23	0.125%	$20,446,085	$22,054,620
Total			57,869,486
Total Inflation-Indexed Bonds (Cost: $57,565,477)			$57,869,486

U.S. Treasury Obligations 32.8%

U.S. Treasury
05/15/13	3.625%	25,000,000	25,117,187
05/31/13	3.500%	32,700,000	32,882,662
08/15/13	0.750%	28,000,000	28,065,632
09/15/13	0.750%	17,000,000	17,048,484
10/15/13	0.500%	39,000,000	39,080,730
12/15/13	0.750%	35,000,000	35,147,665
02/15/14	1.250%	40,600,000	40,986,959
03/15/14	1.250%	42,000,000	42,433,104
04/15/14	1.250%	20,000,000	20,221,880
10/15/14	0.500%	34,000,000	34,143,446
07/31/15	1.750%	4,900,000	5,066,522
11/15/15	0.375%	60,000,000	60,093,720
03/15/16	0.375%	20,000,000	20,012,500
06/30/16	1.500%	2,000,000	2,070,156
07/31/16	1.500%	33,200,000	34,372,358
01/31/17	0.875%	43,100,000	43,665,687
02/28/17	0.875%	38,000,000	38,486,856
06/30/17	0.750%	6,000,000	6,034,686
07/31/17	0.500%	22,000,000	21,874,534
10/31/17	0.750%	50,800,000	50,947,340
10/31/17	1.875%	10,000,000	10,537,500
12/31/17	0.750%	20,000,000	20,026,560
01/31/18	0.875%	61,000,000	61,395,524
02/28/18	0.750%	27,000,000	26,993,682
09/30/18	1.375%	2,400,000	2,464,500
11/30/18	1.375%	11,800,000	12,098,682
11/30/19	1.000%	25,000,000	24,744,150
11/15/22	1.625%	54,500,000	53,571,797
02/15/23	2.000%	27,600,000	27,949,306
08/15/26	6.750%	2,900,000	4,404,827
02/15/31	5.375%	56,950,000	79,222,803
02/15/40	4.625%	800,000	1,041,500
11/15/41	3.125%	1,500,000	1,508,907
11/15/42	2.750%	42,800,000	39,750,500
02/15/43	3.125%	17,300,000	17,332,438
U.S. Treasury (e)
05/15/41	4.375%	1,200,000	1,505,437

Total U.S. Treasury Obligations (Cost: $977,238,605)			$982,300,221

U.S. Government & Agency Obligations 0.1%

Federal National Mortgage Association
11/15/30	6.625%	1,500,000	2,233,356

Total U.S. Government & Agency Obligations (Cost: $2,262,614)			$2,233,356

Issuer	Coupon Rate	Principal Amount	Value

Foreign Government Obligations(f) 2.8%

BRAZIL 0.6%

Brazilian Government International Bond
Senior Unsecured
01/15/19	5.875%	$5,300,000	$6,373,250
01/22/21	4.875%	3,060,000	3,539,973
01/07/41	5.625%	1,150,000	1,342,625
Petrobras International Finance Co.
01/20/20	5.750%	2,140,000	2,356,942
01/27/21	5.375%	3,470,000	3,755,866
Total			17,368,656

CANADA 0.1%

Province of Ontario
Senior Unsecured
04/27/16	5.450%	1,550,000	1,774,750
09/21/16	1.600%	1,700,000	1,749,137
Total			3,523,887

CHILE 0.1%

Chile Government International Bond
Senior Unsecured
09/14/21	3.250%	1,600,000	1,679,200
10/30/42	3.625%	950,000	877,800
Total			2,557,000

COLOMBIA 0.1%

Colombia Government International Bond Senior Unsecured
07/12/21	4.375%	2,450,000	2,740,325

GERMANY 0.2%

KFW
Government Guaranteed
10/15/14	4.125%	2,290,000	2,420,773
06/01/16	2.000%	4,000,000	4,176,800
Total			6,597,573

ITALY —%

Republic of Italy Senior Unsecured
09/27/23	6.875%	900,000	1,032,876

MEXICO 0.7%

Mexico Government International Bond
Senior Unsecured
01/15/17	5.625%	925,000	1,063,750
03/19/19	5.950%	4,720,000	5,711,200
01/15/20	5.125%	2,900,000	3,395,900
01/11/40	6.050%	1,210,000	1,497,375
03/08/44	4.750%	1,720,000	1,784,500
Pemex Project Funding Master Trust
03/05/20	6.000%	1,635,000	1,929,300
06/15/35	6.625%	470,000	562,825

Issuer	Coupon Rate		Principal Amount	Value

Foreign Government Obligations (f) (continued)

MEXICO (CONTINUED)

Petroleos Mexicanos
01/24/22	4.875%	$960,000		$1,063,200
06/02/41	6.500%		850,000	1,000,875
Petroleos Mexicanos (a)
01/30/23	3.500%		670,000	668,325
06/27/44	5.500%		700,000	722,050
Total				19,399,300

NORWAY 0.1%

Statoil ASA
01/17/23	2.450%		2,250,000	2,213,417

PERU 0.1%

Peruvian Government International Bond
Senior Unsecured
03/14/37	6.550%		780,000	1,056,900
11/18/50	5.625%		1,200,000	1,435,200
Total				2,492,100

POLAND 0.1%

Poland Government International Bond
Senior Unsecured
07/16/15	3.875%		530,000	561,800
04/21/21	5.125%		1,095,000	1,264,725
03/17/23	3.000%		1,600,000	1,552,192
Total				3,378,717

SOUTH KOREA 0.1%

Korea Development Bank (The)
Senior Unsecured
03/09/16	3.250%		1,450,000	1,530,617
09/09/16	4.000%		1,550,000	1,687,560
Total				3,218,177

UNITED KINGDOM 0.6%

United Kingdom Gilt
12/07/42	4.500%	GBP	9,475,000	18,267,218

URUGUAY —%

Uruguay Government International Bond Senior Unsecured
11/20/45	4.125%		760,000	703,000

Total Foreign Government Obligations (Cost: $80,521,681)				$83,492,246

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds 1.4%

American Municipal Power, Inc. Revenue Bonds Build America Bonds Series 2010
02/15/50	7.499%	$500,000	$669,815
Bay Area Toll Authority Revenue Bonds Build America Bonds Series 2010-S1
04/01/40	6.918%	725,000	985,761
City of New York Unlimited General Obligation Bonds Taxable Build America Bonds Series 2010F-1
12/01/37	6.271%	950,000	1,252,499
Kentucky Turnpike Authority Revenue Bonds Build America Bonds Series 2010B
07/01/30	5.722%	2,050,000	2,528,900
Los Angeles Community College District Unlimited General Obligation Bonds Build America Bonds Series 2010
08/01/49	6.750%	1,550,000	2,217,678
Maryland State Transportation Authority Revenue Bonds Taxable Build America Bonds Series 2010
07/01/41	5.754%	850,000	1,057,451
Metropolitan Transportation Authority
Revenue Bonds
Taxable Build America Bonds
Series 2010
11/15/40	6.687%	1,000,000	1,307,600
11/15/40	6.814%	1,100,000	1,453,452
Missouri Highway & Transportation Commission Revenue Bonds Build America Bonds Series 2009
05/01/33	5.445%	1,700,000	2,060,774
New Jersey State Turnpike Authority
Revenue Bonds
Taxable Build America Bonds
Series 2009
01/01/40	7.414%	1,275,000	1,862,546
Series 2010A
01/01/41	7.102%	1,520,000	2,161,850
New York City Municipal Water Finance Authority Revenue Bonds Build America Bonds Series 2010
06/15/42	5.724%	2,000,000	2,599,100

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

Ohio State University (The) Revenue Bonds Build America Bonds Series 2010
06/01/40	4.910%	$120,000	$138,074
Ohio State Water Development Authority Revenue Bonds Taxable Loan Fund-Water Quality Series 2010B-2
12/01/34	4.879%	1,160,000	1,334,313
Port Authority of New York & New Jersey
Revenue Bonds
Consolidated #168
Series 2011
10/01/51	4.926%	1,500,000	1,659,240
Consolidated 174th
Series 2012
10/01/62	4.458%	1,990,000	1,988,010
Sacramento Municipal Utility District Revenue Bonds Build America Bonds Series 2010
05/15/36	6.156%	900,000	1,103,922
San Francisco City & County Public Utilities Commission Revenue Bonds Build America Bonds Series 2010
11/01/40	6.000%	1,050,000	1,307,576
Santa Clara Valley Transportation Authority Revenue Bonds Build America Bonds Series 2010
04/01/32	5.876%	2,220,000	2,711,908
State of California
Unlimited General Obligation Bonds
Build America Bonds
Series 2009
10/01/39	7.300%	800,000	1,114,920
Series 2010
11/01/40	7.600%	595,000	868,688
Taxable Build America Bonds
Series 2009
04/01/39	7.550%	400,000	577,920

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

State of Illinois Unlimited General Obligation Bonds Taxable Pension Bonds Series 2003
06/01/33	5.100%	$2,420,000	$2,390,766
State of Washington Unlimited General Obligation Bonds Build America Bonds Series 2010
08/01/40	5.140%	3,000,000	3,583,740
University of Texas Revenue Bonds Build America Bonds Series 2010D
08/15/42	5.134%	2,000,000	2,426,460

Total Municipal Bonds (Cost: $34,189,735)			$41,362,963

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Treasury Bills 2.0%

U.S. Treasury Bills
04/18/13	0.080%	40,528,300	$40,526,485
06/27/13	0.070%	20,000,000	19,996,620

Total Treasury Bills (Cost: $60,522,272)			$60,523,105

		Shares	Value

Money Market Funds 4.5%

Columbia Short-Term Cash Fund, 0.132% (g)(h)		136,245,746	$136,245,746

Total Money Market Funds (Cost: $136,245,746)			$136,245,746

Total Investments
(Cost: $3,278,195,019) (i)			$3,355,073,862(j)
Other Assets & Liabilities, Net			(355,259,398)
Net Assets			$2,999,814,464

Investments in Derivatives Futures Contracts Outstanding at March 31, 2013

	Number of	Notional
	Contracts	Market	Expiration	Unrealized	Unrealized
Contract Description	Long (Short)	Value ($)	Date	Appreciation ($)	Depreciation ($)
U.S. Treasury Long Bond, 20-year	350	50,564,063	June 2013	154,721	—

Forward Foreign Currency Exchange Contracts Open at March 31, 2013

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation ($)	Unrealized Depreciation ($)
HSBC Securites (USA), Inc.	April 26, 2013	358,800	465,195	5,195	—
		(EUR)	(USD)
Barclays Bank PLC	April 26, 2013	9,312,900	14,615,842	467,216	—
		(GBP)	(USD)
HSBC Securites (USA), Inc.	April 26, 2013	1,050,284	1,590,277	—	(5,367)
		(GBP)	(USD)
UBS Securities LLC	April 26, 2013	12,831,854	20,334,896	840,098	—
		(GBP)	(USD)
HSBC Securites (USA), Inc.	April 26, 2013	477,612	358,910	—	(17,472)
		(USD)	(EUR)
Deutsche Bank Securities, Inc.	April 26, 2013	17,555,094	11,766,701	321,470	—
		(USD)	(GBP)
Total				1,633,979	(22,839)

Notes to Portfolio of Investments

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2013, the value of these securities amounted to $80,969,206 or 2.70% of net assets.

(b)	Variable rate security.
(c)

The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(d)	Represents a security purchased on a when-issued or delayed delivery basis.
(e)

At March 31, 2013, investments in securities included securities valued at $1,194,782 that were partially pledged as collateral to cover initial margin deposits on open interest rate futures contracts.

(f)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(g)	The rate shown is the seven-day current annualized yield at March 31, 2013.
(h)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2013, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	117,304,672	327,131,274	(308,190,200)	136,245,746	44,757	136,245,746

(i)

At March 31, 2013, the cost of securities for federal income tax purposes was approximately $3,278,195,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$85,505,000
Unrealized Depreciation	(8,626,000)
Net Unrealized Appreciation	$76,879,000

(j)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

CMO	Collateralized Mortgage Obligation

Currency Legend

EUR	Euro
GBP	British Pound
USD	US Dollar

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third- party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2013:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Bonds
Corporate Bonds & Notes	—	769,125,982	—	769,125,982
Residential Mortgage-Backed Securities - Agency	—	963,246,756	—	963,246,756
Residential Mortgage-Backed Securities - Non-Agency	—	98,339,419	—	98,339,419
Commercial Mortgage-Backed Securities - Non-Agency	—	159,631,551	—	159,631,551
Asset-Backed Securities - Non-Agency	—	703,031	—	703,031
Inflation-Indexed Bonds	—	57,869,486	—	57,869,486
U.S. Treasury Obligations	935,294,039	47,006,182	—	982,300,221
U.S. Government & Agency Obligations	—	2,233,356	—	2,233,356
Foreign Government Obligations	—	83,492,246	—	83,492,246
Municipal Bonds	—	41,362,963	—	41,362,963
Total Bonds	935,294,039	2,223,010,972	—	3,158,305,011
Short-Term Securities
Treasury Bills	60,523,105	—	—	60,523,105
Total Short-Term Securities	60,523,105	—	—	60,523,105
Other
Money Market Funds	136,245,746	—	—	136,245,746
Total Other	136,245,746	—	—	136,245,746
Investments in Securities	1,132,062,890	2,223,010,972	—	3,355,073,862
Derivatives
Assets
Futures Contracts	154,721	—	—	154,721
Forward Foreign Currency Exchange Contracts	—	1,633,979	—	1,633,979
Liabilities
Forward Foreign Currency Exchange Contracts	—	(22,839)	—	(22,839)
Total	1,132,217,611	2,224,622,112	—	3,356,839,723

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

Portfolio of Investments

Variable Portfolio – American Century Growth Fund

March 31, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 98.7%
CONSUMER DISCRETIONARY 15.8%
Automobiles 0.6%
Harley-Davidson, Inc.	162,582	$8,665,621
Distributors 0.3%
LKQ Corp. (a)	177,832	3,869,624
Hotels, Restaurants & Leisure 3.4%
Marriott International, Inc., Class A	306,362	12,937,667
McDonald’s Corp.	241,526	24,077,727
Starbucks Corp.	209,193	11,915,633
Total		48,931,027
Household Durables 0.7%
Mohawk Industries, Inc. (a)	84,125	9,516,220
Internet & Catalog Retail 2.2%
Amazon.com, Inc. (a)	81,520	21,724,265
Expedia, Inc.	172,242	10,336,242
Total		32,060,507
Media 4.4%
CBS Corp., Class B Non Voting	204,850	9,564,447
Comcast Corp., Class A	487,716	20,488,949
Discovery Communications, Inc. (a)	106,731	7,422,074
Scripps Networks Interactive, Inc., Class A	126,470	8,137,080
Viacom, Inc., Class B	290,197	17,867,429
Total		63,479,979
Specialty Retail 3.7%
Chico’s FAS, Inc.	229,551	3,856,457
Foot Locker, Inc.	120,390	4,122,153
GNC Holdings, Inc., Class A	249,054	9,782,841
Home Depot, Inc. (The)	180,029	12,562,424
Lowe’s Companies, Inc.	406,867	15,428,397
Urban Outfitters, Inc. (a)	164,548	6,374,589
Total		52,126,861
Textiles, Apparel & Luxury Goods 0.5%
PVH Corp.	71,402	7,626,448
TOTAL CONSUMER DISCRETIONARY		226,276,287
CONSUMER STAPLES 13.6%
Beverages 5.3%
Beam, Inc.	91,059	5,785,889
Brown-Forman Corp., Class B	57,186	4,083,080
Coca-Cola Co. (The)	905,485	36,617,813

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER STAPLES (CONTINUED)
Beverages (continued)
Monster Beverage Corp. (a)	87,828	$4,192,909
PepsiCo, Inc.	321,431	25,428,407
Total		76,108,098
Food & Staples Retailing 2.9%
Costco Wholesale Corp.	147,071	15,605,704
Wal-Mart Stores, Inc.	203,739	15,245,789
Whole Foods Market, Inc.	115,636	10,031,423
Total		40,882,916
Food Products 1.3%
Annie’s, Inc. (a)	61,985	2,371,546
Hershey Co. (The)	42,337	3,705,758
Mead Johnson Nutrition Co.	129,722	10,046,969
Pinnacle Foods, Inc. (a)	114,486	2,542,734
Total		18,667,007
Household Products 0.9%
Church & Dwight Co., Inc.	46,507	3,005,747
Colgate-Palmolive Co.	87,099	10,280,295
Total		13,286,042
Personal Products 0.6%
Estee Lauder Companies, Inc. (The), Class A	132,948	8,512,660
Tobacco 2.6%
Philip Morris International, Inc.	398,045	36,902,752
TOTAL CONSUMER STAPLES		194,359,475
ENERGY 4.9%
Energy Equipment & Services 2.8%
Cameron International Corp. (a)	155,508	10,139,122
Core Laboratories NV	30,581	4,217,731
Oceaneering International, Inc.	170,271	11,307,697
Schlumberger Ltd.	196,671	14,728,691
Total		40,393,241
Oil, Gas & Consumable Fuels 2.1%
EOG Resources, Inc.	108,002	13,831,816
Noble Energy, Inc.	106,417	12,308,190
Occidental Petroleum Corp.	49,612	3,888,093
Total		30,028,099
TOTAL ENERGY		70,421,340

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS 4.5%
Capital Markets 0.8%
Franklin Resources, Inc.	77,342	$11,663,947
Commercial Banks 0.7%
SunTrust Banks, Inc.	370,557	10,675,747
Insurance 1.0%
Travelers Companies, Inc. (The)	162,126	13,649,388
Real Estate Investment Trusts (REITs) 1.5%
American Campus Communities, Inc.	125,465	5,688,583
Simon Property Group, Inc.	95,248	15,102,523
Total		20,791,106
Real Estate Management & Development 0.5%
CBRE Group, Inc., Class A (a)	289,616	7,312,804
TOTAL FINANCIALS		64,092,992
HEALTH CARE 13.3%
Biotechnology 3.9%
Alexion Pharmaceuticals, Inc. (a)	94,533	8,710,271
Amgen, Inc.	185,557	19,021,448
Gilead Sciences, Inc. (a)	432,529	21,163,644
Regeneron Pharmaceuticals, Inc. (a)	41,373	7,298,197
Total		56,193,560
Health Care Equipment & Supplies 1.8%
CareFusion Corp. (a)	121,655	4,256,709
Cooper Companies, Inc. (The)	35,442	3,823,483
Covidien PLC	87,767	5,954,113
DENTSPLY International, Inc.	78,365	3,324,243
IDEXX Laboratories, Inc. (a)	53,136	4,909,235
ResMed, Inc.	81,581	3,782,095
Total		26,049,878
Health Care Providers & Services 1.6%
AmerisourceBergen Corp.	181,603	9,343,475
Express Scripts Holding Co. (a)	218,428	12,592,374
Total		21,935,849
Life Sciences Tools & Services 0.5%
Waters Corp. (a)	78,243	7,347,800
Pharmaceuticals 5.5%
AbbVie, Inc.	494,680	20,173,050
Allergan, Inc.	87,662	9,785,709

Issuer	Shares	Value

Common Stocks (continued)
HEALTH CARE (CONTINUED)
Pharmaceuticals (continued)
Bristol-Myers Squibb Co.	396,993	$16,352,142
Eli Lilly & Co.	264,461	15,018,740
Johnson & Johnson	177,134	14,441,735
Zoetis, Inc. (a)	90,635	3,027,209
Total		78,798,585
TOTAL HEALTH CARE		190,325,672
INDUSTRIALS 13.3%
Aerospace & Defense 5.2%
Honeywell International, Inc.	346,238	26,089,033
Precision Castparts Corp.	80,620	15,287,164
Textron, Inc.	292,131	8,708,425
United Technologies Corp.	253,701	23,703,285
Total		73,787,907
Air Freight & Logistics 1.6%
United Parcel Service, Inc., Class B	262,295	22,531,141
Airlines 0.4%
Alaska Air Group, Inc. (a)	79,265	5,069,789
Commercial Services & Supplies 0.5%
Tyco International Ltd.	221,643	7,092,576
Electrical Equipment 0.9%
Regal-Beloit Corp.	35,105	2,863,164
Rockwell Automation, Inc.	111,857	9,658,852
Total		12,522,016
Industrial Conglomerates 0.8%
Danaher Corp.	182,087	11,316,707
Machinery 2.1%
Caterpillar, Inc.	73,718	6,411,254
Deere & Co.	37,682	3,239,898
Flowserve Corp.	31,404	5,266,765
Lincoln Electric Holdings, Inc.	73,749	3,995,721
Parker Hannifin Corp.	128,955	11,809,699
Total		30,723,337
Road & Rail 1.8%
Union Pacific Corp.	184,067	26,212,982
TOTAL INDUSTRIALS		189,256,455

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY 28.0%
Communications Equipment 2.4%
Cisco Systems, Inc.	627,337	$13,117,617
Palo Alto Networks, Inc. (a)	62,382	3,530,821
QUALCOMM, Inc.	112,009	7,499,002
Research In Motion Ltd. (a)	263,820	3,812,199
Riverbed Technology, Inc. (a)	460,914	6,872,228
Total		34,831,867
Computers & Peripherals 7.1%
Apple, Inc.	150,926	66,804,375
EMC Corp. (a)	788,412	18,835,163
NetApp, Inc. (a)	459,481	15,695,871
Total		101,335,409
Electronic Equipment, Instruments & Components 0.8%
Avnet, Inc. (a)	122,139	4,421,432
Trimble Navigation Ltd. (a)	221,728	6,642,971
Total		11,064,403
Internet Software & Services 4.4%
eBay, Inc. (a)	417,335	22,627,903
Google, Inc., Class A (a)	49,658	39,429,942
Total		62,057,845
IT Services 4.2%
International Business Machines Corp.	153,856	32,817,485
Mastercard, Inc., Class A	48,821	26,418,508
Total		59,235,993
Semiconductors & Semiconductor Equipment 2.2%
Freescale Semiconductor Holdings I Ltd. (a)	309,640	4,610,540
Linear Technology Corp.	308,998	11,856,253
Teradyne, Inc. (a)	541,123	8,777,015
Xilinx, Inc.	170,095	6,492,526
Total		31,736,334
Software 6.9%
Cadence Design Systems, Inc. (a)	532,453	7,417,070
CommVault Systems, Inc. (a)	47,342	3,881,097
Electronic Arts, Inc. (a)	389,893	6,901,106
Microsoft Corp.	923,108	26,410,120
NetSuite, Inc. (a)	53,392	4,274,564
Oracle Corp.	822,475	26,598,842
Salesforce.com, Inc. (a)	47,327	8,463,487
Splunk, Inc. (a)	100,429	4,020,173
Symantec Corp. (a)	444,031	10,958,685
Total		98,925,144
TOTAL INFORMATION TECHNOLOGY		399,186,995

Issuer	Shares	Value

Common Stocks (continued)
MATERIALS 3.5%
Chemicals 2.8%
Agrium, Inc.	72,377	$7,056,757
Huntsman Corp.	210,701	3,916,932
Monsanto Co.	233,893	24,706,118
WR Grace & Co. (a)	62,549	4,848,173
Total		40,527,980
Metals & Mining 0.7%
Coeur d’Alene Mines Corp. (a)	137,898	2,600,756
Nucor Corp.	155,162	7,160,726
Total		9,761,482
TOTAL MATERIALS		50,289,462
TELECOMMUNICATION SERVICES 1.4%
Diversified Telecommunication Services 0.8%
Verizon Communications, Inc.	233,298	11,466,596
Wireless Telecommunication Services 0.6%
SBA Communications Corp., Class A (a)	126,288	9,095,262
TOTAL TELECOMMUNICATION SERVICES		20,561,858
UTILITIES 0.4%
Multi-Utilities 0.4%
DTE Energy Co.	71,143	4,861,913
TOTAL UTILITIES		4,861,913
Total Common Stocks (Cost: $1,219,772,701)		$1,409,632,449

	Shares	Value

Exchange-Traded Funds 0.1%
iShares Russell 1000 Growth Index Fund	13,943	$994,415
Total Exchange-Traded Funds (Cost: $981,838)		$994,415

	Shares	Value

Money Market Funds 0.8%
Columbia Short-Term Cash Fund, 0.132% (b)(c)	11,871,098	$11,871,098
Total Money Market Funds (Cost: $11,871,098)		$11,871,098

Total Investments
(Cost: $1,232,625,637)	$1,422,497,962(d)
Other Assets & Liabilities, Net	6,253,089
Net Assets	$1,428,751,051

Notes to Portfolio of Investments

(a)	Non-income producing.
(b)	The rate shown is the seven-day current annualized yield at March 31, 2013.
(c)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2013, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	3,993,017	81,164,911	(73,286,830)	11,871,098	2,688	11,871,098

(d)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third- party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2013:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	226,276,287	—	—	226,276,287
Consumer Staples	194,359,475	—	—	194,359,475
Energy	70,421,340	—	—	70,421,340
Financials	64,092,992	—	—	64,092,992
Health Care	190,325,672	—	—	190,325,672
Industrials	189,256,455	—	—	189,256,455
Information Technology	399,186,995	—	—	399,186,995
Materials	50,289,462	—	—	50,289,462
Telecommunication Services	20,561,858	—	—	20,561,858
Utilities	4,861,913	—	—	4,861,913
Exchange-Traded Funds	994,415	—	—	994,415
Total Equity Securities	1,410,626,864	—	—	1,410,626,864
Other
Money Market Funds	11,871,098	—	—	11,871,098
Total Other	11,871,098	—	—	11,871,098
Total	1,422,497,962	—	—	1,422,497,962

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Portfolio of Investments

Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund

March 31, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Coupon Rate		Principal Amount	Value

Residential Mortgage-Backed Securities - Non-Agency —%
UNITED STATES —%
PennyMac Loan Trust Series 2011-NPL1 Class A (a)(b)(c)
09/25/51	5.250%		$461,399	$461,722
Total Residential Mortgage-Backed Securities - Non-Agency (Cost: $460,015)				$461,722

Asset-Backed Securities - Non-Agency —%
UNITED STATES —%
Carrington Mortgage Loan Trust Series 2006-RFC1 Class A2 (c)
05/25/36	0.304%		12,711	12,710
Total Asset-Backed Securities - Non-Agency (Cost: $12,381)				$12,710

Inflation-Indexed Bonds(d) 88.6%
AUSTRALIA 1.1%
Australia Government Index-Linked Bond
Senior Unsecured
08/20/15	4.000%	AUD	199,485	225,041
08/20/20	4.000%	AUD	6,199,249	8,047,866
09/20/25	3.000%	AUD	8,756,522	11,456,986
New South Wales Treasury Corp.
11/20/25	2.750%	AUD	11,508,835	13,446,805
Total				33,176,698
CANADA 3.3%
Canadian Government Bond
12/01/26	4.250%	CAD	32,122,060	50,629,174
12/01/31	4.000%	CAD	9,290,750	15,474,653
12/01/36	3.000%	CAD	4,357,268	6,803,043
12/01/41	2.000%	CAD	4,362,120	6,022,906
12/01/44	1.500%	CAD	13,875,670	17,642,208
Total				96,571,984
FRANCE 9.1%
France Government Bond OAT
07/25/15	1.600%	EUR	8,583,194	11,818,476
07/25/17	1.000%	EUR	10,633,730	14,865,417
07/25/19	1.300%	EUR	10,007,110	14,438,143
07/25/20	2.250%	EUR	76,372,999	116,962,236
07/25/22	1.100%	EUR	16,106,717	22,580,366
07/25/23	2.100%	EUR	16,417,714	25,317,399
07/25/27	1.850%	EUR	7,988,892	11,962,788
07/25/29	3.400%	EUR	2,845,169	5,313,517
07/25/32	3.150%	EUR	7,233,653	13,197,661
07/25/40	1.800%	EUR	17,095,109	26,771,543

Issuer	Coupon Rate		Principal Amount	Value

Inflation-Indexed Bonds (d) (continued)
FRANCE (CONTINUED)
French Treasury Note BTAN
07/25/16	0.450%	EUR	$5,288,547	$7,153,218
Total				270,380,764
GERMANY 3.9%
Bundesrepublik Deutschland Bundesobligation Inflation-Linked Bond
04/15/18	0.750%	EUR	19,333,055	27,197,704
Deutsche Bundesrepublik Inflation-Linked Bond
04/15/16	1.500%	EUR	30,736,413	42,853,501
04/15/20	1.750%	EUR	21,868,175	33,409,583
04/15/23	0.100%	EUR	8,247,096	11,243,808
Total				114,704,596
ITALY 1.9%
Italy Buoni Poliennali Del Tesoro
09/15/16	2.100%	EUR	15,032,270	19,543,117
09/15/41	2.550%	EUR	3,984,983	4,285,840
Senior Unsecured
09/15/14	2.150%	EUR	24,559,228	32,316,452
Total				56,145,409
SWEDEN 1.9%
Sweden Government Bond
12/01/15	3.500%	SEK	60,940,867	10,338,293
06/01/22	0.250%	SEK	38,119,757	5,959,654
Sweden Inflation-Linked Government Bond
12/01/20	4.000%	SEK	102,430,781	20,590,582
12/01/28	3.500%	SEK	84,013,079	19,167,290
Total				56,055,819
UNITED KINGDOM 22.8%
United Kingdom Gilt Inflation-Linked
07/26/16	2.500%	GBP	297,088	537,185
11/22/17	1.250%	GBP	653,777	1,182,582
11/22/22	1.875%	GBP	27,151,093	56,135,423
07/17/24	2.500%	GBP	22,343,490	49,478,099
11/22/27	1.250%	GBP	23,215,837	47,043,525
07/22/30	4.125%	GBP	20,467,218	59,189,899
11/22/32	1.250%	GBP	8,607,912	18,018,197
03/22/34	0.750%	GBP	24,462,669	46,950,804
01/26/35	2.000%	GBP	3,497,750	8,305,198
11/22/37	1.125%	GBP	39,581,126	83,163,904
03/22/40	0.625%	GBP	21,466,809	40,802,749
11/22/42	0.625%	GBP	37,914,240	73,389,365
11/22/47	0.750%	GBP	25,330,752	51,414,017
03/22/50	0.500%	GBP	18,784,609	35,687,618
03/22/52	0.250%	GBP	7,330,656	12,785,649
11/22/55	1.250%	GBP	18,815,783	46,499,106
03/22/62	0.375%	GBP	18,499,804	35,792,799
Senior Unsecured

Issuer	Coupon Rate		Principal Amount	Value

Inflation-Indexed Bonds (d) (continued)
UNITED KINGDOM (CONTINUED)
03/22/29	0.125%	GBP	$6,732,960	$11,614,281
Total				677,990,400
UNITED STATES 44.6%
U.S. Treasury Inflation-Indexed Bond
07/15/13	1.875%		58,051,403	59,177,323
01/15/14	2.000%		55,820,881	57,661,995
04/15/14	1.250%		53,589,418	55,348,794
01/15/15	1.625%		51,858,000	55,298,275
04/15/15	0.500%		30,815,690	32,361,483
07/15/15	1.875%		55,998,470	61,410,048
01/15/16	2.000%		30,514,049	33,996,801
04/15/16	0.125%		111,457,750	118,372,424
04/15/17	0.125%		64,669,698	69,727,354
07/15/19	1.875%		3,505,125	4,289,574
07/15/20	1.250%		38,620,274	46,116,996
07/15/21	0.625%		29,527,708	33,762,730
01/15/22	0.125%		38,458,854	41,833,114
07/15/22	0.125%		56,237,501	61,267,968
01/15/23	0.125%		93,305,216	115,894,335
01/15/25	2.375%		45,995,876	47,450,477
01/15/26	2.000%		30,514,049	39,699,872
01/15/27	2.375%		29,266,897	39,816,610
01/15/28	1.750%		15,938,545	20,253,491
01/15/29	2.500%		61,243,747	85,525,133
04/15/29	3.875%		7,382,163	11,989,704
04/15/32	3.375%		5,967,810	9,592,380
02/15/40	2.125%		36,389,420	51,246,323
02/15/41	2.125%		25,105,756	35,514,510
02/15/42	0.750%		93,708,084	97,771,714
02/15/43	0.625%		37,504,912	37,582,314
Total				1,322,961,742
Total Inflation-Indexed Bonds (Cost: $2,452,214,484)				$2,627,987,412

U.S. Treasury Obligations 2.4%
UNITED STATES 2.4%
U.S. Treasury
04/30/17	0.875%		13,535,000	13,696,784
02/15/23	2.000%		36,050,000	36,506,249
02/15/42	3.125%		1,195,000	1,200,975
11/15/42	2.750%		10,190,000	9,463,962

Issuer	Coupon Rate		Principal Amount	Value

U.S. Treasury Obligations (continued)
UNITED STATES (CONTINUED)
02/15/43	3.125%		$10,145,000	$10,164,022
Total				71,031,992
Total U.S. Treasury Obligations (Cost: $70,616,905)				$71,031,992

Foreign Government Obligations(d) 1.8%
BRAZIL —%
Brazil Notas do Tesouro Nacional Senior Notes
01/01/17	10.000%	BRL	1,291,000	667,410
FRANCE 0.8%
France Government Bond OAT
10/25/32	5.750%	EUR	12,200,000	22,332,830
GREECE —%
Hellenic Republic Government Bond Senior Unsecured (c)(e)
10/15/42	0.000%	EUR	12,871,600	134,355
MEXICO 1.0%
Mexican Bonos
12/17/15	8.000%	MXN	34,813,000	30,766,654
Total Foreign Government Obligations (Cost: $51,537,184)				$53,901,249

			Shares	Value

Money Market Funds 4.6%
Columbia Short-Term Cash Fund, 0.132% (f)(g)(h)			137,642,228	$137,642,228
Total Money Market Funds (Cost: $137,642,228)				$137,642,228
Total Investments
(Cost: $2,712,483,197) (i)				$2,891,037,313(j)
Other Assets & Liabilities, Net				77,781,386
Net Assets				$2,968,818,699

Investments in Derivatives Futures Contracts Outstanding at March 31, 2013

At March 31, 2013, $6,796,000 was held in a margin deposit account as collateral to cover initial margin requirements on open futures contracts.

	Number of
	Contracts	Notional	Expiration	Unrealized	Unrealized
Contract Description	Long (Short)	Market Value ($)	Date	Appreciation ($)	Depreciation ($)
Euro-Bund, 10-year	(71)	(13,241,249)	June 2013	—	(179,254)
Euro-Oat, 10-year	(102)	(17,784,449)	June 2013	—	(248,401)
United Kingdom Long GILT, 10-year	(412)	(74,357,858)	June 2013	—	(822,997)
U.S. Treasury Note, 2-year	(296)	(65,254,126)	June 2013	13,412	—
U.S. Treasury Note, 5-year	894	110,904,893	June 2013	257,386	—
U.S. Treasury Note, 10-year	1,232	162,604,756	June 2013	692,745	—
U.S. Treasury Long Bond, 30-year	(654)	(94,482,563)	June 2013	—	(341,034)
U.S. Treasury Ultra Bond, 30-year	(290)	(45,702,188)	June 2013	—	(342,205)
Total				963,543	(1,933,891)

Open Options Contracts Written at March 31, 2013

Issuer	Puts/Calls	Number of Contracts	Exercise Price ($)	Premium Received ($)	Expiration Date	Value ($)
U.S. Treasury Long Bond	Call	796	131	514,657	April 2013	970,125
U.S. Treasury Long Bond	Put	796	129	520,735	April 2013	24,875
Total						995,000

Forward Foreign Currency Exchange Contracts Open at March 31, 2013

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Citigroup Global Markets, Inc.	April 2, 2013	12,721,830	6,406,723	111,125	—
		(BRL)	(USD)
Citigroup Global Markets, Inc.	April 2, 2013	6,277,735	12,721,830	17,863	—
		(USD)	(BRL)
Citigroup Global Markets, Inc.	April 17, 2013	31,293,000	32,454,221	—	(90,031)
		(AUD)	(USD)
Citigroup Global Markets, Inc.	April 17, 2013	97,880,000	99,080,058	2,758,056	—
		(CAD)	(USD)
Citigroup Global Markets, Inc.	April 17, 2013	461,928,000	739,199,920	37,381,131	—
		(GBP)	(USD)
Citigroup Global Markets, Inc.	April 17, 2013	13,190,000	20,029,041	—	(10,856)
		(GBP)	(USD)
Citigroup Global Markets, Inc.	April 17, 2013	1,767,455,000	18,648,584	—	(128,994)
		(JPY)	(USD)
Citigroup Global Markets, Inc.	April 17, 2013	351,289,000	27,190,896	—	(1,209,692)
		(MXN)	(USD)
Citigroup Global Markets, Inc.	April 17, 2013	375,301,000	57,037,363	—	(535,626)
		(SEK)	(USD)
Citigroup Global Markets, Inc.	April 17, 2013	52,500,392	34,621,000	100,160	—
		(USD)	(GBP)
Citigroup Global Markets, Inc.	April 17, 2013	16,538,108	1,508,047,247	—	(516,498)
		(USD)	(JPY)
Citigroup Global Markets, Inc.	April 23, 2013	465,866,000	619,350,583	22,098,420	—
		(EUR)	(USD)
Citigroup Global Markets, Inc.	April 23, 2013	107,675,509	82,817,000	—	(1,501,990)
		(USD)	(EUR)
Citigroup Global Markets, Inc.	May 3, 2013	12,721,830	6,255,202	—	(18,418)
		(BRL)	(USD)

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Citigroup Global Markets, Inc.	May 13, 2013	13,437,859	10,925,000	—	(154,699)
		(CHF)	(EUR)
Citigroup Global Markets, Inc.	May 20, 2013	2,413,770,000	25,855,238	205,120	—
		(JPY)	(USD)
Total				62,671,875	(4,166,804)

Notes to Portfolio of Investments

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2013, the value of these securities amounted to $461,722 or 0.02% of net assets.

(b)

The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(c)	Variable rate security.
(d)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(e)	Zero coupon bond.
(f)	The rate shown is the seven-day current annualized yield at March 31, 2013.
(g)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2013, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	329,560,414	449,177,776	(641,095,962)	137,642,228	89,137	137,642,228

(h)	At March 31, 2013, cash or short-term securities were designated to cover open put and/or call options on futures written.
(i)

At March 31, 2013, the cost of securities for federal income tax purposes was approximately $2,712,483,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$228,091,000
Unrealized Depreciation	(49,537,000)
Net Unrealized Appreciation	$178,554,000

(j)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Currency Legend

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
MXN	Mexican Peso
SEK	Swedish Krona
USD	US Dollar

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•

Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third- party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2013:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Bonds
Residential Mortgage-Backed Securities - Non-Agency	—	461,722	—	461,722
Asset-Backed Securities - Non-Agency	—	12,710	—	12,710
Inflation-Indexed Bonds	—	2,627,987,412	—	2,627,987,412
U.S. Treasury Obligations	71,031,992	—	—	71,031,992
Foreign Government Obligations	—	53,901,249	—	53,901,249
Total Bonds	71,031,992	2,682,363,093	—	2,753,395,085
Other
Money Market Funds	137,642,228	—	—	137,642,228
Total Other	137,642,228	—	—	137,642,228
Investments in Securities	208,674,220	2,682,363,093	—	2,891,037,313
Derivatives
Assets
Futures Contracts	963,543	—	—	963,543
Forward Foreign Currency Exchange Contracts	—	62,671,875	—	62,671,875
Liabilities
Futures Contracts	(1,933,891)	—	—	(1,933,891)
Options Contracts Written	(995,000)	—	—	(995,000)
Forward Foreign Currency Exchange Contracts	—	(4,166,804)	—	(4,166,804)
Total	206,708,872	2,740,868,164	—	2,947,577,036

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Futures contracts and forward foreign currency exchange contracts are valued at unrealized appreciation (depreciation).

The following table is a reconciliation of Level 3 assets for which significant observable and/or unobservable inputs were used to determine fair value.

Residential
Mortgage-Backed
Securities -
Non-Agency ($)
Balance as of December 31, 2012	2,131,966
Accrued discounts/premiums	—
Realized gain (loss)	7,487
Change in unrealized appreciation (depreciation)	(7,487)
Sales	(2,131,966)
Purchases	—
Transfers into Level 3	—
Transfers out of Level 3	—
Balance as of March 31, 2013	—

The Fund does not hold any significant investments with unobservable inputs which are categorized as Level 3.

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

Portfolio of Investments

Variable Portfolio – Columbia Wanger International Equities Fund

March 31, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 97.0%

ARGENTINA 0.3%

Arcos Dorados Holdings, Inc., Class A	160,000	$2,112,000

AUSTRALIA 3.9%

Austbrokers Holdings Ltd.	50,596	516,145
Beadell Resources Ltd (a)	3,669,660	3,488,534
Challenger Ltd.	1,376,696	5,542,633
Commonwealth Property Office Fund	4,490,000	5,197,199
Domino’s Pizza Enterprises Ltd.	222,277	2,678,710
Insurance Australia Group Ltd.	632,966	3,776,062
Regis Resources Ltd. (a)	481,000	2,086,932
SAI Global Ltd.	544,404	1,912,484
Total		25,198,699

BELGIUM 0.4%

EVS Broadcast Equipment SA	39,354	2,525,325

BRAZIL 2.1%

Linx SA (a)	88,000	1,383,090
Localiza Rent a Car SA	329,000	5,910,033
Mills Estruturas e Servicos de Engenharia SA	160,000	2,566,176
Multiplus SA	107,700	1,555,741
Odontoprev SA	427,800	1,949,790
Total		13,364,830

CAMBODIA 0.7%

NagaCorp Ltd.	5,382,000	4,549,095

CANADA 3.9%

AG Growth International, Inc.	49,877	1,625,170
Alliance Grain Traders, Inc.	94,200	1,203,638
Americas Petrogas, Inc. (a)	155,000	294,482
Athabasca Oil Corp. (a)	42,000	375,823
Baytex Energy Corp.	24,713	1,035,618
Black Diamond Group Ltd.	62,994	1,305,334
CAE, Inc.	260,701	2,548,369
CCL Industries, Inc., Class B	124,811	7,359,530
Crew Energy, Inc. (a)	30,400	214,567
DeeThree Exploration Ltd. (a)	97,742	634,070
Horizon North Logistics, Inc.	175,409	985,958
Madalena Ventures, Inc. (a)	558,000	192,253
Onex Corp.	58,571	2,792,912
Pan Orient Energy Corp.	132,433	351,990
ShawCor Ltd.	96,813	4,104,677
Southern Arc Minerals, Inc. (a)	674,492	136,114

Issuer	Shares	Value

Common Stocks (continued)

CANADA (CONTINUED)

Turquoise Hill Resources Ltd. (a)	81,919	$521,005
Total		25,681,510

CAYMAN ISLANDS 0.2%

Ginko International Co., Ltd.	67,000	1,106,947

CHILE 0.1%

Empresas Hites SA	738,403	877,000

CHINA 0.7%

51job, Inc., ADR (a)	14,141	840,117
Want Want China Holdings Ltd.	2,542,100	3,915,994
Total		4,756,111

DENMARK 1.7%

Jyske Bank A/S (a)	93,351	3,185,866
Novozymes A/S, Class B	96,277	3,269,215
SimCorp AS	16,211	4,355,744
Total		10,810,825

FINLAND 0.5%

Vacon PLC	46,087	3,101,525

FRANCE 2.6%

Eurofins Scientific	31,168	6,544,256
Hi-Media SA (a)	150,963	338,646
Neopost SA	95,815	5,740,018
Norbert Dentressangle SA	29,300	2,222,696
Saft Groupe SA	87,140	2,245,180
Total		17,090,796

GERMANY 3.0%

Bertrandt AG	15,963	1,862,059
CTS Eventim AG	13,058	442,731
Deutsche Beteiligungs AG	22,900	552,303
Duerr AG	7,129	776,848
ElringKlinger AG	41,500	1,257,572
Norma Group AG	60,630	1,910,712
Pfeiffer Vacuum Technology AG	18,700	2,062,671
Rational AG	12,689	3,811,797
TAG Immobilien AG	187,569	2,147,089
Wirecard AG	171,120	4,726,999
Total		19,550,781

GUATEMALA 0.3%
Tahoe Resources, Inc. (a)	126,534	2,225,882

Issuer	Shares	Value

Common Stocks (continued)

HONG KONG 5.0%

AAC Technologies Holdings, Inc.	777,000	$3,746,333
AMVIG Holdings Ltd.	2,800,000	1,049,655
Digital China Holdings Ltd.	1,988,000	2,696,446
Lifestyle International Holdings Ltd.	1,965,500	4,370,466
Melco Crown Entertainment Ltd., ADR (a)	430,000	10,036,200
Melco International Development Ltd.	1,900,000	3,304,837
MGM China Holdings Ltd.	893,600	1,916,104
REXLot Holdings Ltd.	17,000,000	1,492,129
Sa Sa International Holdings Ltd.	2,668,000	2,587,505
Vitasoy International Holdings Ltd.	1,173,700	1,323,347
Total		32,523,022

INDIA 2.4%

Asian Paints Ltd.	30,636	2,775,676
Bharti Infratel Ltd (a)	528,500	1,740,112
Bosch Ltd	7,560	1,251,485
Colgate-Palmolive Co.	73,800	1,687,122
Redington India Ltd.	1,249,000	1,863,553
SKIL Ports & Logistics Ltd. (a)	135,000	256,407
Titan Industries Ltd.	153,400	724,558
TTK Prestige Ltd.	8,500	507,849
United Breweries Ltd.	201,143	2,589,213
Yes Bank Ltd.	255,000	2,016,985
Total		15,412,960

INDONESIA 2.0%

Archipelago Resources PLC (a)	2,837,329	2,489,706
PT Ace Hardware Indonesia Tbk	25,000,000	2,141,306
PT Indosiar Karya Media Tbk (a)	1,121,000	150,207
PT Matahari Department Store Tbk (a)	840,500	951,428
PT Mayora Indah Tbk	453,000	1,266,437
PT Mitra Adiperkasa Tbk	1,189,000	1,115,999
PT MNC Sky Vision Tbk (a)	4,181,500	946,673
PT Surya Citra Media Tbk	3,615,000	1,034,406
PT Tower Bersama Infrastructure Tbk (a)	5,177,900	3,227,718
Total		13,323,880

ISRAEL 0.8%

Caesar Stone Sdot Yam Ltd. (a)	60,314	1,592,289
Israel Chemicals Ltd.	282,053	3,654,882
Total		5,247,171

ITALY 0.9%

Geox SpA	803,000	2,235,696

Issuer	Shares	Value

Common Stocks (continued)

ITALY (CONTINUED)

Pirelli & C SpA	322,856	$3,387,389
Total		5,623,085

JAPAN 18.8%

Advance Residence Investment Corp.	830	2,227,216
Ain Pharmaciez, Inc.	34,797	1,877,822
Ariake Japan Co., Ltd.	81,300	1,668,281
Asahi Diamond Industrial Co., Ltd.	180,500	1,760,817
Benesse Holdings, Inc.	56,800	2,417,340
Daiseki Co., Ltd.	155,000	2,634,648
Disco Corp.	37,000	2,111,109
Doshisha Co., Ltd.	155,200	2,334,005
Familymart Co., Ltd.	47,000	2,148,249
FP Corp.	32,900	2,201,723
Global One Reit	278	2,145,712
Glory Ltd.	163,020	3,906,075
Hamamatsu Photonics KK	63,100	2,503,097
Horiba Ltd.	72,000	2,278,116
Hoshizaki Electric Co., Ltd.	127,000	3,720,106
Icom, Inc.	70,056	1,780,685
ITOCHU Techno-Solutions Corp.	50,000	2,475,413
Japan Airport Terminal Co., Ltd.	213,000	2,884,110
Kansai Paint Co., Ltd.	497,211	5,522,214
Kenedix Realty Investment Corp.	651	3,161,255
Kintetsu World Express, Inc.	84,108	3,129,499
Kuraray Co., Ltd.	266,300	3,755,187
LifeNet Insurance Co. (a)	138,000	1,232,604
Milbon Co., Ltd.	38,600	1,360,294
Miraca Holdings, Inc.	63,255	3,039,940
MISUMI Group, Inc.	70,700	1,956,421
MonotaRO Co., Ltd	17,500	856,059
Mori Hills REIT Investment Corp.	340	2,523,629
Nabtesco Corp.	118,000	2,422,701
Nakanishi, Inc.	25,339	3,183,481
NGK Insulators Ltd.	237,100	2,533,056
NGK Spark Plug Co., Ltd.	200,000	3,067,340
Nihon Parkerizing Co., Ltd.	129,390	2,264,482
Nippon Kayaku Co., Ltd.	71,000	868,623
Nippon Prologis REIT, Inc. (a)	210	2,286,610
ORIX JREIT, Inc.	3,677	5,192,375
Park24 Co., Ltd.	211,000	4,130,917
Rinnai Corp.	29,000	2,067,489
Sanrio Co., Ltd.	80,000	3,553,143
Santen Pharmaceutical Co., Ltd.	28,200	1,304,283
Seven Bank Ltd.	1,688,800	5,437,748
Shimano, Inc.	13,100	1,072,288
Sintokogio Ltd.	177,800	1,602,922
Start Today Co., Ltd.	293,022	3,719,778

Issuer	Shares	Value

Common Stocks (continued)

JAPAN (CONTINUED)

Ushio, Inc.	169,000	$1,730,082
Wacom Co., Ltd.	1,620	6,281,208
Total		122,330,152

KAZAKHSTAN 0.5%

Halyk Savings Bank of Kazakhstan JSC, GDR (a)	460,221	3,304,387

LUXEMBOURG 0.6%

L’Occitane International SA	1,389,250	4,234,055

MEXICO 1.4%

Bolsa Mexicana de Valores SAB de CV	553,000	1,583,588
Genomma Lab Internacional SA de CV, Class B (a)	1,022,100	2,499,920
Grupo Aeroportuario del Sureste SAB de CV, ADR	38,000	5,193,460
Total		9,276,968

MONGOLIA 0.5%

Mongolian Mining Corp. (a)	6,656,700	2,447,063
Turquoise Hill Resources Ltd. (a)	96,235	612,926
Total		3,059,989

NETHERLANDS 4.1%

Aalberts Industries NV	260,441	5,823,952
Arcadis NV	92,411	2,558,081
Core Laboratories NV	13,608	1,876,815
Fugro NV-CVA	45,786	2,534,270
Gemalto NV	38,900	3,393,245
Koninklijke Vopak NV	24,066	1,450,830
Royal Imtech NV	188,364	2,131,802
TKH Group NV	102,683	2,658,811
Unit4 NV	134,258	4,365,284
Total		26,793,090

NORWAY 0.7%

Atea ASA	267,520	2,980,070
Subsea 7 SA	79,000	1,856,634
Total		4,836,704

PHILIPPINES 1.0%

International Container Terminal Services, Inc.	790,700	1,783,311
Manila Water Co., Inc.	1,877,800	1,844,678
SM Prime Holdings, Inc.	6,565,650	3,075,200
Total		6,703,189

Issuer	Shares	Value

Common Stocks (continued)

PORTUGAL 0.3%

REN - Redes Energeticas Nacionais SGPS SA	738,808	$2,130,844

RUSSIAN FEDERATION 0.4%

Yandex NV, Class A (a)	104,643	2,419,346

SINGAPORE 3.9%

Ascendas Real Estate Investment Trust	1,600,000	3,362,065
CDL Hospitality Trusts	2,000,000	3,311,088
Goodpack Ltd.	1,284,000	1,940,984
Mapletree Commercial Trust	3,800,000	4,123,421
Mapletree Greater China Commercial Trust (a)	2,878,000	2,413,125
Mapletree Industrial Trust	2,200,000	2,492,039
Mapletree Logistics Trust	3,000,000	2,940,924
Olam International Ltd.	1,200,000	1,670,577
Petra Foods Ltd.	455,000	1,526,260
Singapore Exchange Ltd.	312,000	1,943,653
Total		25,724,136

SOUTH AFRICA 4.3%

Coronation Fund Managers Ltd.	1,247,253	6,510,733
Massmart Holdings Ltd.	199,237	4,122,197
Mr. Price Group Ltd.	237,089	3,016,437
Naspers Ltd., Class N	104,042	6,481,622
Northam Platinum Ltd. (a)	778,311	3,360,298
RMI Holdings	1,705,929	4,320,804
Total		27,812,091

SOUTH KOREA 3.4%

Busan Bank	163,000	2,224,602
Coway Co., Ltd. (a)	74,170	3,293,185
Handsome Co., Ltd.	59,600	1,557,722
Hite Jinro Co., Ltd.	54,030	1,582,420
Hyundai Glovis Co., Ltd.	5,787	1,003,681
iMarketKorea, Inc.	76,813	1,743,609
KCC Corp.	6,600	1,765,530
KEPCO Plant Service & Engineering Co., Ltd.	40,740	2,054,829
Lotte Chilsung Beverage Co., Ltd	1,500	2,022,973
Nexen Tire Corp.	63,000	849,400
Paradise Co., Ltd	144,703	2,763,997
Samsung Engineering Co., Ltd.	12,000	1,391,350
Total		22,253,298

Issuer	Shares	Value

Common Stocks (continued)

SPAIN 0.4%

Distribuidora Internacional de Alimentacion SA	421,000	$2,912,001

SWEDEN 2.4%

Hexagon AB, Class B	300,866	8,216,595
Sweco AB, Class B	370,696	4,380,169
Unibet Group PLC, SDR	78,400	2,737,031
Total		15,333,795

SWITZERLAND 3.3%

Dufry AG, Registered Shares (a)	34,945	4,336,375
Geberit AG	21,378	5,262,866
Partners Group Holding AG	23,780	5,869,224
Sika AG	1,777	4,316,614
Zehnder Group AG	33,835	1,468,453
Total		21,253,532

TAIWAN 6.1%

Advantech Co., Ltd.	574,000	2,493,573
CHC Healthcare Group	288,000	1,136,463
Chipbond Technology Corp.	238,003	540,467
Chroma ATE, Inc.	693,000	1,671,873
CTCI Corp.	2,022,000	3,906,439
Delta Electronics, Inc.	485,000	2,034,260
Far EasTone Telecommunications Co., Ltd.	3,521,000	7,985,247
FLEXium Interconnect, Inc.	661,000	2,203,462
Lung Yen Life Service Corp.	573,000	1,989,240
PChome Online, Inc.	282,000	1,163,783
President Chain Store Corp.	220,500	1,211,200
Simplo Technology Co., Ltd.	246,591	1,143,114
St. Shine Optical Co., Ltd.	201,000	3,931,534
Taiwan Hon Chuan Enterprise Co., Ltd.	1,096,000	2,838,168
Taiwan Mobile Co., Ltd.	1,500,000	5,076,567
Tripod Technology Corp.	134,322	299,917
Total		39,625,307

THAILAND 1.5%

Home Product Center PCL, Foreign Registered Shares	9,545,100	5,496,184
Robinson Department Store PCL, Foreign Registered Shares	400,700	1,050,172
Siam Makro PCL	167,100	3,010,452
Total		9,556,808

TURKEY 0.3%

Bizim Toptan Satis Magazalari AS	127,631	2,179,737

Issuer	Shares	Value

Common Stocks (continued)

UNITED KINGDOM 9.2%

Abcam PLC	320,000	$2,175,852
Aggreko PLC	78,159	2,116,280
BBA Aviation PLC	751,642	2,940,862
Cable & Wireless Communications PLC	3,053,000	1,945,546
Charles Taylor PLC	1,575,516	4,368,899
Croda International PLC	57,000	2,375,675
Domino’s Pizza Group PLC	373,000	3,414,697
Elementis PLC	681,700	2,700,354
Fidessa Group PLC	2,435	71,962
Greggs PLC	243,247	1,762,260
Intertek Group PLC	62,000	3,196,406
Jardine Lloyd Thompson Group PLC	361,194	4,670,425
Ocado Group PLC (a)	139,255	334,314
Premier Oil PLC (a)	133,720	789,764
PureCircle Ltd. (a)	381,457	1,474,515
Rightmove PLC	141,400	3,826,482
Rowan Companies PLC, Class A (a)	94,000	3,323,840
Shaftesbury PLC	313,000	2,765,543
Smith & Nephew PLC	230,528	2,662,095
Smiths News PLC	223,770	629,013
Spirax-Sarco Engineering PLC	85,900	3,507,092
Telecity Group PLC	186,100	2,554,823
Tullow Oil PLC	35,286	660,004
WH Smith PLC	291,602	3,307,552
Whitbread PLC	54,100	2,110,953
Total		59,685,208

UNITED STATES 2.4%

Atwood Oceanics, Inc. (a)	85,044	4,468,212
FMC Technologies, Inc. (a)	51,258	2,787,923
Hornbeck Offshore Services, Inc. (a)	41,627	1,933,990
Textainer Group Holdings Ltd.	114,084	4,512,022
World Fuel Services Corp.	40,516	1,609,296
Total		15,311,443

Total Common Stocks (Cost: $513,940,274)		$631,817,524

	Shares	Value
Mutual Funds 0.1%

Samui Airport Property Fund Leasehold	500,000	$307,324
Total Mutual Funds (Cost: $269,212)		$307,324

	Shares	Value

Money Market Funds 2.9%

Columbia Short-Term Cash Fund, 0.132% (b)(c)	18,685,070	$18,685,070

Total Money Market Funds (Cost: $18,685,070)		$18,685,070

Total Investments
(Cost: $532,894,556) (d)		$650,809,918(e)
Other Assets & Liabilities, Net		306,042
Net Assets		$651,115,960

Notes to Portfolio of Investments

(a)	Non-income producing.
(b)	The rate shown is the seven-day current annualized yield at March 31, 2013.
(c)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2013, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	20,706,915	24,080,337	(26,102,182)	18,685,070	7,368	18,685,070

(d)

At March 31, 2013, the cost of securities for federal income tax purposes was approximately $532,895,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$143,312,000
Unrealized Depreciation	(25,397,000)
Net Unrealized Appreciation	$117,915,000

(e)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
SDR	Swedish Depositary Receipt

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                       Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                       Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                       Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2.  The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements – Security Valuation in the most recent Annual Report dated December 31, 2012.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2013:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	13,025,200	107,044,609	—	120,069,809
Consumer Staples	1,203,638	41,311,349	—	42,514,987
Energy	23,203,556	5,840,671	—	29,044,227
Financials	4,376,500	104,837,563	—	109,214,063
Health Care	4,449,710	25,084,852	—	29,534,562
Industrials	27,042,380	103,856,318	—	130,898,698
Information Technology	3,802,437	78,875,284	—	82,677,721
Materials	12,447,746	51,465,000	—	63,912,746
Telecommunication Services	—	19,975,190	—	19,975,190
Utilities	—	3,975,521	—	3,975,521
Total Equity Securities	89,551,167	542,266,357	—	631,817,524
Other
Mutual Funds	—	307,324	—	307,324
Money Market Funds	18,685,070	—	—	18,685,070
Total Other	18,685,070	307,324	—	18,992,394
Total	108,236,237	542,573,681	—	650,809,918

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third part statistical pricing service may be employed for purposes of fair market valuation. The models utilized by third party statistical pricing service take into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Portfolio of Investments

Variable Portfolio – Columbia Wanger U.S. Equities Fund

March 31, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 99.0%
CONSUMER DISCRETIONARY 15.2%
Auto Components 1.6%
Dorman Products, Inc.	116,000	$4,316,360
Drew Industries, Inc.	218,000	7,915,580
Total		12,231,940
Distributors 0.8%
Pool Corp.	131,000	6,288,000
Hotels, Restaurants & Leisure 5.2%
Bally Technologies, Inc. (a)	156,000	8,107,320
Bravo Brio Restaurant Group, Inc. (a)	156,000	2,469,480
Choice Hotels International, Inc.	131,000	5,542,610
Domino’s Pizza, Inc.	101,000	5,195,440
Life Time Fitness, Inc. (a)	129,000	5,518,620
Penn National Gaming, Inc. (a)	39,000	2,122,770
Pinnacle Entertainment, Inc. (a)	448,000	6,549,760
Vail Resorts, Inc.	88,000	5,484,160
Total		40,990,160
Household Durables 1.5%
Cavco Industries, Inc. (a)	101,000	4,804,570
Helen of Troy Ltd. (a)	182,000	6,981,520
Total		11,786,090
Internet & Catalog Retail 0.9%
HomeAway, Inc. (a)	66,000	2,145,000
Shutterfly, Inc. (a)	112,000	4,947,040
Total		7,092,040
Media 0.4%
Lamar Advertising Co., Class A (a)	70,000	3,402,700
Multiline Retail 0.4%
Saks, Inc. (a)	284,000	3,257,480
Specialty Retail 3.3%
Abercrombie & Fitch Co., Class A	151,000	6,976,200
DSW, Inc., Class A	27,000	1,722,600
GNC Holdings, Inc., Class A	199,000	7,816,720
Pier 1 Imports, Inc.	391,000	8,993,000
Total		25,508,520
Textiles, Apparel & Luxury Goods 1.1%
Deckers Outdoor Corp. (a)	83,000	4,622,270
Steven Madden Ltd. (a)	86,000	3,710,040
Total		8,332,310
TOTAL CONSUMER DISCRETIONARY		118,889,240

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER STAPLES 0.7%
Beverages —%
Crimson Wine Group Ltd. (a)	14,800	$138,010
Food & Staples Retailing 0.7%
Casey’s General Stores, Inc.	98,000	5,713,400
TOTAL CONSUMER STAPLES		5,851,410
ENERGY 4.7%
Energy Equipment & Services 2.6%
Atwood Oceanics, Inc. (a)	240,900	12,656,886
Core Laboratories NV	22,000	3,034,240
Hornbeck Offshore Services, Inc. (a)	37,000	1,719,020
ShawCor Ltd.	71,000	3,010,258
Total		20,420,404
Oil, Gas & Consumable Fuels 2.1%
Laredo Petroleum Holdings, Inc. (a)	105,000	1,920,450
PDC Energy, Inc. (a)	85,000	4,213,450
Rosetta Resources, Inc. (a)	83,000	3,949,140
SM Energy Co.	67,000	3,967,740
World Fuel Services Corp.	60,000	2,383,200
Total		16,433,980
TOTAL ENERGY		36,854,384
FINANCIALS 19.4%
Capital Markets 2.0%
Eaton Vance Corp.	120,000	5,019,600
SEI Investments Co.	371,000	10,703,350
Total		15,722,950
Commercial Banks 6.7%
Associated Banc-Corp.	387,000	5,878,530
City National Corp.	143,000	8,424,130
First Busey Corp.	692,000	3,162,440
First Commonwealth Financial Corp.	366,000	2,730,360
Guaranty Bancorp (a)	291,000	611,100
Hancock Holding Co.	122,918	3,800,624
Lakeland Financial Corp.	170,000	4,537,300
MB Financial, Inc.	256,000	6,187,520
Oriental Financial Group, Inc.	131,000	2,031,810
Sandy Spring Bancorp, Inc.	57,000	1,145,700
SVB Financial Group (a)	98,000	6,952,120
TCF Financial Corp.	271,000	4,054,160
Valley National Bancorp	255,249	2,613,750
Total		52,129,544

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (CONTINUED)
Diversified Financial Services 0.5%
Leucadia National Corp.	148,000	$4,059,640
Insurance 2.0%
Allied World Assurance Co. Holdings AG	41,000	3,801,520
Enstar Group Ltd. (a)	40,000	4,971,600
Selective Insurance Group, Inc.	156,000	3,745,560
Tower Group International Ltd.	175,615	3,240,097
Total		15,758,777
Real Estate Investment Trusts (REITs) 5.6%
BioMed Realty Trust, Inc.	296,855	6,412,068
Coresite Realty Corp.	20,860	729,683
DuPont Fabros Technology, Inc.	92,351	2,241,359
Education Realty Trust, Inc.	669,500	7,049,835
Hudson Pacific Properties, Inc.	90,000	1,957,500
Kite Realty Group Trust	810,000	5,459,400
Ryman Hospitality Properties	340,050	15,557,287
Summit Hotel Properties, Inc.	426,000	4,460,220
Total		43,867,352
Real Estate Management & Development 0.7%
Kennedy-Wilson Holdings, Inc.	100,000	1,551,000
St. Joe Co. (The) (a)	164,000	3,485,000
Total		5,036,000
Thrifts & Mortgage Finance 1.9%
Berkshire Hills Bancorp, Inc.	81,000	2,068,740
Provident New York Bancorp	210,000	1,904,700
Simplicity Bancorp, Inc.	106,541	1,601,311
TrustCo Bank Corp.	666,700	3,720,186
ViewPoint Financial Group, Inc.	254,000	5,107,940
Total		14,402,877
TOTAL FINANCIALS		150,977,140
HEALTH CARE 11.7%
Biotechnology 5.6%
Alnylam Pharmaceuticals, Inc. (a)	65,000	1,584,050
Ariad Pharmaceuticals, Inc. (a)	189,000	3,419,010
BioMarin Pharmaceutical, Inc. (a)	66,000	4,109,160
Cepheid, Inc. (a)	272,000	10,436,640
Coronado Biosciences, Inc. (a)	33,236	323,054
InterMune, Inc. (a)	80,000	724,000
NPS Pharmaceuticals, Inc. (a)	339,000	3,454,410
Onyx Pharmaceuticals, Inc. (a)	54,000	4,798,440
Sarepta Therapeutics, Inc. (a)	54,000	1,995,300
Seattle Genetics, Inc. (a)	215,000	7,634,650

Issuer	Shares	Value

Common Stocks (continued)
HEALTH CARE (CONTINUED)
Biotechnology (continued)
Synageva Biopharma Corp. (a)	93,983	$5,161,546
Total		43,640,260
Health Care Equipment & Supplies 1.5%
Sirona Dental Systems, Inc. (a)	151,000	11,133,230
Health Care Providers & Services 1.5%
Health Management Associates, Inc., Class A (a)	548,500	7,059,195
HealthSouth Corp. (a)	173,000	4,562,010
Total		11,621,205
Life Sciences Tools & Services 2.5%
Mettler-Toledo International, Inc. (a)	72,000	15,351,840
Techne Corp.	64,000	4,342,400
Total		19,694,240
Pharmaceuticals 0.6%
Akorn, Inc. (a)	350,000	4,840,500
TOTAL HEALTH CARE		90,929,435
INDUSTRIALS 27.9%
Aerospace & Defense 2.2%
HEICO Corp., Class A	240,000	8,234,400
Moog, Inc., Class A (a)	190,000	8,707,700
Total		16,942,100
Air Freight & Logistics 0.8%
Forward Air Corp.	166,000	6,190,140
Commercial Services & Supplies 3.0%
Acorn Energy, Inc.	228,322	1,678,167
Interface, Inc.	175,000	3,363,500
Knoll, Inc.	308,590	5,594,736
McGrath Rentcorp	281,000	8,739,100
Mobile Mini, Inc. (a)	150,000	4,414,500
Total		23,790,003
Electrical Equipment 5.6%
Acuity Brands, Inc.	91,500	6,345,525
AMETEK, Inc.	325,989	14,134,883
Generac Holdings, Inc.	139,000	4,912,260
II-VI, Inc. (a)	549,000	9,354,960
Polypore International, Inc. (a)	129,000	5,183,220
Thermon Group Holdings, Inc. (a)	184,000	4,086,640
Total		44,017,488

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Machinery 8.0%
Donaldson Co., Inc.	350,000	$12,666,500
ESCO Technologies, Inc.	220,000	8,989,200
Kennametal, Inc.	235,000	9,174,400
Nordson Corp.	334,000	22,027,300
Toro Co. (The)	106,800	4,917,072
Wabtec Corp.	42,000	4,288,620
Total		62,063,092
Marine 0.9%
Kirby Corp. (a)	97,000	7,449,600
Professional Services 0.9%
GP Strategies Corp. (a)	129,000	3,077,940
Insperity, Inc.	102,000	2,893,740
RPX Corp. (a)	78,015	1,100,792
Total		7,072,472
Road & Rail 2.2%
Avis Budget Group, Inc. (a)	373,500	10,394,505
Hertz Global Holdings, Inc. (a)	294,000	6,544,440
Total		16,938,945
Trading Companies & Distributors 4.3%
CAI International, Inc. (a)	269,100	7,755,462
H&E Equipment Services, Inc.	272,400	5,556,960
Rush Enterprises, Inc., Class A (a)	240,100	5,791,212
Rush Enterprises, Inc., Class B (a)	100,000	2,060,000
Textainer Group Holdings Ltd.	182,000	7,198,100
WESCO International, Inc. (a)	68,000	4,937,480
Total		33,299,214
TOTAL INDUSTRIALS		217,763,054
INFORMATION TECHNOLOGY 15.9%
Communications Equipment 1.2%
Finisar Corp. (a)	210,800	2,780,452
Ixia (a)	299,000	6,470,360
Total		9,250,812
Electronic Equipment, Instruments & Components 2.2%
IPG Photonics Corp.	261,000	17,333,010
Internet Software & Services 1.1%
Envestnet, Inc. (a)	13,851	242,531
Liquidity Services, Inc. (a)	118,000	3,517,580
SPS Commerce, Inc. (a)	117,000	4,992,390
Total		8,752,501

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
IT Services 2.2%
ExlService Holdings, Inc. (a)	215,600	$7,088,928
Global Payments, Inc.	53,000	2,631,980
Virtusa Corp. (a)	85,000	2,019,600
WEX, Inc. (a)	66,000	5,181,000
Total		16,921,508
Office Electronics 0.5%
Zebra Technologies Corp., Class A (a)	83,200	3,921,216
Semiconductors & Semiconductor Equipment 3.1%
Atmel Corp. (a)	550,000	3,828,000
Microsemi Corp. (a)	293,000	6,788,810
Monolithic Power Systems, Inc.	233,000	5,678,210
ON Semiconductor Corp. (a)	442,000	3,659,760
Ultratech, Inc. (a)	109,000	4,308,770
Total		24,263,550
Software 5.6%
ANSYS, Inc. (a)	98,000	7,979,160
Concur Technologies, Inc. (a)	62,000	4,256,920
Exa Corp. (a)	243,000	2,313,360
Informatica Corp. (a)	250,000	8,617,500
MICROS Systems, Inc. (a)	183,000	8,328,330
NetSuite, Inc. (a)	85,000	6,805,100
Solera Holdings, Inc.	87,000	5,074,710
Total		43,375,080
TOTAL INFORMATION TECHNOLOGY		123,817,677
MATERIALS 1.3%
Chemicals 0.7%
Albemarle Corp.	47,000	2,938,440
PolyOne Corp.	103,000	2,514,230
Total		5,452,670
Construction Materials 0.6%
Caesar Stone Sdot Yam Ltd. (a)	166,672	4,400,141
TOTAL MATERIALS		9,852,811
TELECOMMUNICATION SERVICES 2.2%
Diversified Telecommunication Services 1.9%
tw telecom, Inc. (a)	594,000	14,962,860
Wireless Telecommunication Services 0.3%
Boingo Wireless, Inc. (a)	347,000	1,915,440
TOTAL TELECOMMUNICATION SERVICES		16,878,300
Total Common Stocks (Cost: $554,466,072)		$771,813,451

	Shares	Value

Money Market Funds 1.1%
Columbia Short-Term Cash Fund, 0.132% (b)(c)	8,696,349	$8,696,349
Total Money Market Funds (Cost: $8,696,349)		$8,696,349
Total Investments
(Cost: $563,162,421)		$780,509,800(d)
Other Assets & Liabilities, Net		(1,033,605)
Net Assets		$779,476,195

Notes to Portfolio of Investments

(a)	Non-income producing.
(b)	The rate shown is the seven-day current annualized yield at March 31, 2013.
(c)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2013, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Ending Cost ($)	Dividends – Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	8,771,263	35,745,869	(35,820,783)	8,696,349	2,599	8,696,349

(d)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third- party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2013:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	118,889,240	—	—	118,889,240
Consumer Staples	5,851,410	—	—	5,851,410
Energy	36,854,384	—	—	36,854,384
Financials	150,977,140	—	—	150,977,140
Health Care	90,929,435	—	—	90,929,435
Industrials	217,763,054	—	—	217,763,054
Information Technology	123,817,677	—	—	123,817,677
Materials	9,852,811	—	—	9,852,811
Telecommunication Services	16,878,300	—	—	16,878,300
Total Equity Securities	771,813,451	—	—	771,813,451
Other
Money Market Funds	8,696,349	—	—	8,696,349
Total Other	8,696,349	—	—	8,696,349
Total	780,509,800	—	—	780,509,800

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Portfolio of Investments

Variable Portfolio – Conservative Portfolio

March 31, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

	Shares	Value

Equity Funds 19.1%
Global Real Estate 0.5%
Variable Portfolio — Morgan Stanley Global Real Estate Fund, Class 1 (a)	1,193,656	$16,042,734
International 3.6%
Variable Portfolio — Columbia Wanger International Equities Fund, Class 1 (a)	722,023	9,162,468
Variable Portfolio — DFA International Value Fund, Class 1 (a)	2,733,666	27,199,977
Variable Portfolio — Invesco International Growth Fund, Class 1 (a)	3,073,255	37,401,522
Variable Portfolio — Mondrian International Small Cap Fund, Class 1 (a)	981,881	12,499,343
Variable Portfolio — Pyramis® International Equity Fund, Class 1 (a)	2,960,213	34,279,267
Total		120,542,577
U.S. Large Cap 10.3%
Columbia Variable Portfolio — Dividend Opportunity Fund, Class 1 (a)(b)	3,209,677	51,065,970
Columbia Variable Portfolio — Large Cap Growth Fund, Class 1 (a)(b)	2,103,732	18,113,134
Columbia Variable Portfolio — Large Core Quantitative Fund, Class 1 (a)(b)	11,256	286,008
Columbia Variable Portfolio — Select Large-Cap Value Fund, Class 1 (a)(b)	616,203	8,207,824
Variable Portfolio — American Century Growth Fund, Class 1 (a)(b)	2,524,866	35,070,383
Variable Portfolio — Columbia Wanger U.S. Equities Fund, Class 1 (a)(b)	1,139,730	17,266,907
Variable Portfolio — Holland Large Cap Growth Fund, Class 1 (a)	2,748,259	39,657,375
Variable Portfolio — MFS Value Fund, Class 1 (a)(b)	3,893,680	54,628,330
Variable Portfolio — NFJ Dividend Value Fund, Class 1 (a)(b)	3,712,564	54,240,565
Variable Portfolio — Nuveen Winslow Large Cap Growth Fund, Class 1 (a)(b)	2,506,103	35,536,548
Variable Portfolio — Sit Dividend Growth Fund, Class 1 (a)(b)	2,290,103	27,366,730
Total		341,439,774
U.S. Mid Cap 3.2%
Columbia Variable Portfolio — Contrarian Core Fund, Class 1 (a)(b)	1,512,900	17,791,706
Columbia Variable Portfolio — Mid Cap Growth Opportunity Fund, Class 1 (a)(b)	410,748	6,177,654
Columbia Variable Portfolio — Mid Cap Value Opportunity Fund, Class 1 (a)(b)	1,156,672	15,580,367

	Shares	Value

Equity Funds (continued)
U.S. Mid Cap (continued)
Variable Portfolio — Jennison Mid Cap Growth Fund, Class 1 (a)(b)	2,102,909	$30,786,580
Variable Portfolio — Victory Established Value Fund, Class 1 (a)(b)	2,489,068	34,722,504
Total		105,058,811
U.S. Small Cap 1.5%
Variable Portfolio — Partners Small Cap Growth Fund, Class 1 (a)(b)	811,239	12,038,777
Variable Portfolio — Partners Small Cap Value Fund, Class 1 (a)(b)	1,979,886	37,122,866
Total		49,161,643
Total Equity Funds (Cost: $502,184,268)		$632,245,539

Fixed-Income Funds 73.5%
Emerging Markets 0.9%
Columbia Variable Portfolio — Emerging Markets Bond Fund, Class 1 (a)	2,760,426	29,481,355
Floating Rate 2.1%
Variable Portfolio — Eaton Vance Floating-Rate Income Fund, Class 1 (a)	6,910,807	70,973,987
Global Bond 2.0%
Columbia Variable Portfolio — Global Bond Fund, Class 1 (a)	5,818,185	66,210,942
High Yield 1.2%
Columbia Variable Portfolio — Income Opportunities Fund, Class 1 (a)	3,789,712	40,625,708
Inflation Protected Securities 6.5%
Variable Portfolio — BlackRock Global Inflation-Protected Securities Fund, Class 1 (a)	22,214,349	215,701,326
Investment Grade 59.2%
Columbia Variable Portfolio — Diversified Bond Fund, Class 1 (a)	29,404,630	331,684,226
Columbia Variable Portfolio — Limited Duration Credit Fund, Class 1 (a)	23,145,525	248,814,393
Columbia Variable Portfolio — Short Duration U.S. Government Fund, Class 1 (a)	18,351,628	192,325,065
Variable Portfolio — American Century Diversified Bond Fund, Class 1 (a)	37,102,392	418,514,978
Variable Portfolio — J.P. Morgan Core Bond Fund, Class 1 (a)	36,997,883	411,416,455
Variable Portfolio — PIMCO Mortgage-Backed Securities Fund, Class 1 (a)	12,691,601	132,754,150

	Shares	Value

Fixed-Income Funds (continued)
Investment Grade (continued)
Variable Portfolio — Wells Fargo Short Duration Government Fund, Class 1 (a)	21,973,916	$227,210,293
Total		1,962,719,560
Multisector 1.6%
Columbia Variable Portfolio — Strategic Income Fund, Class 1 (a)	5,661,829	53,447,667
Total Fixed-Income Funds (Cost: $2,352,779,249)		$2,439,160,545

Alternative Investment Funds 2.0%
Variable Portfolio — AQR Managed Futures Strategy Fund, Class 1(a)(b)	767,170	8,216,396
Variable Portfolio — Eaton Vance Global Macro Advantage Fund, Class 1(a)(b)	4,084,853	41,951,442

	Shares	Value

Alternative Investment Funds (continued)
Variable Portfolio — Goldman Sachs Commodity Strategy Fund(a)(b)	1,757,821	$16,523,512
Total Alternative Investment Funds (Cost: $65,392,111)		$66,691,350

Money Market Funds 5.4%
Columbia Variable Portfolio — Cash Management Fund, Class 1, 0.013%(a)(c)	177,850,082	177,850,082
Total Money Market Funds (Cost: $177,850,082)		$177,850,082
Total Investments
(Cost: $3,098,205,710)		$3,315,947,516(d)
Other Assets and Liabilities		(27,164)
Net Assets		$3,315,920,352

Notes to Portfolio of Investments

(a)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2013, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Dividends - Affiliated Issuers ($)	Value ($)
Columbia Variable Portfolio — Cash Management Fund, Class 1	198,169,234	4,570	(20,323,722)	—	177,850,082	4,602	177,850,082
Columbia Variable Portfolio — Contrarian Core Fund, Class 1	14,847,058	106,143	(322,560)	37,441	14,668,082	—	17,791,706
Columbia Variable Portfolio — Diversified Bond Fund, Class 1	354,327,308	52,636	(28,576,526)	61,676	325,865,094	—	331,684,226
Columbia Variable Portfolio — Dividend Opportunity Fund, Class 1	41,434,067	—	(3,739,851)	1,111,008	38,805,224	—	51,065,970
Columbia Variable Portfolio — Emerging Markets Bond Fund, Class 1	32,136,453	379,823	(5,978,753)	478,525	27,016,048	379,823	29,481,355
Columbia Variable Portfolio — Global Bond Fund, Class 1	81,311,050	3,592,529	(17,932,689)	1,211,895	68,182,785	3,519,377	66,210,942
Columbia Variable Portfolio — Income Opportunities Fund, Class 1	39,940,109	—	(2,079,748)	174,658	38,035,019	—	40,625,708
Columbia Variable Portfolio — Large Cap Growth Fund, Class 1	—	17,912,287	(246,873)	7,112	17,672,526	—	18,113,134
Columbia Variable Portfolio — Large Core Quantitative Fund, Class 1	—	306,144	(35,268)	949	271,825	—	286,008
Columbia Variable Portfolio — Limited Duration Credit Fund, Class 1	258,936,755	36,919	(23,583,239)	1,644,069	237,034,504	—	248,814,393
Columbia Variable Portfolio — Mid Cap Growth Opportunity Fund, Class 1	6,997,748	—	(1,777,455)	118,748	5,339,041	—	6,177,654
Columbia Variable Portfolio — Mid Cap Value Opportunity Fund, Class 1	18,145,431	—	(8,679,682)	2,095,601	11,561,350	—	15,580,367
Columbia Variable Portfolio — Select Large-Cap Value Fund, Class 1	26,275,812	212,287	(21,375,056)	1,822,963	6,936,006	—	8,207,824
Columbia Variable Portfolio — Short Duration U.S. Government Fund, Class 1	182,310,562	15,386,816	(6,624,627)	98,694	191,171,445	—	192,325,065
Columbia Variable Portfolio — Strategic Income Fund, Class 1	53,262,017	—	(6,345,668)	879,008	47,795,357	—	53,447,667

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Dividends - Affiliated Issuers ($)	Value ($)
Variable Portfolio — American Century Diversified Bond Fund, Class 1	406,293,037	2,165,122	(14,918,651)	1,430,844	394,970,352	—	418,514,978
Variable Portfolio — American Century Growth Fund, Class 1	38,670,191	—	(16,313,604)	5,044,424	27,401,011	—	35,070,383
Variable Portfolio — AQR Managed Futures Strategy Fund, Class 1	9,178,428	243,129	(1,726,678)	108,854	7,803,733	—	8,216,396
Variable Portfolio — BlackRock Global Inflation-Protected Securities Fund, Class 1	234,318,351	93,717	(23,705,490)	(116,506)	210,590,072	—	215,701,326
Variable Portfolio — Columbia Wanger International Equities Fund, Class 1	10,065,743	143,939	(2,487,319)	42,224	7,764,587	143,939	9,162,468
Variable Portfolio — Columbia Wanger U.S. Equities Fund, Class 1	15,528,721	—	(3,386,921)	668,509	12,810,309	—	17,266,907
Variable Portfolio — DFA International Value Fund, Class 1	36,960,164	62,539	(12,893,295)	247,358	24,376,766	62,539	27,199,977
Variable Portfolio — Eaton Vance Floating-Rate Income Fund, Class 1	96,109,164	—	(30,744,363)	2,183,702	67,548,503	—	70,973,987
Variable Portfolio — Eaton Vance Global Macro Advantage Fund, Class 1	42,566,827	—	(2,325,996)	51,120	40,291,951	—	41,951,442
Variable Portfolio — Goldman Sachs Commodity Strategy Fund	12,538,534	5,065,554	(289,274)	(18,385)	17,296,429	—	16,523,512
Variable Portfolio —Holland Large Cap Growth Fund, Class 1	39,620,584	—	(11,812,612)	3,482,721	31,290,693	—	39,657,375
Variable Portfolio — Invesco International Growth Fund, Class 1	39,789,417	137,723	(6,972,781)	924,832	33,879,191	137,723	37,401,522
Variable Portfolio — J.P. Morgan Core Bond Fund, Class 1	395,276,327	628,827	(7,173,202)	668,452	389,400,404	—	411,416,455
Variable Portfolio — Jennison Mid Cap Growth Fund, Class 1	26,089,594	—	(3,911,081)	1,262,468	23,440,981	—	30,786,580
Variable Portfolio — MFS Value Fund, Class 1	43,008,277	—	(4,813,598)	1,479,489	39,674,168	—	54,628,330
Variable Portfolio — Mondrian International Small Cap Fund, Class 1	13,323,359	197,106	(2,728,712)	291,244	11,082,997	197,106	12,499,343
Variable Portfolio — Morgan Stanley Global Real Estate Fund, Class 1	16,547,984	—	(2,978,283)	328,337	13,898,038	—	16,042,734
Variable Portfolio — NFJ Dividend Value Fund, Class 1	42,323,785	—	(4,326,565)	1,433,600	39,430,820	—	54,240,565
Variable Portfolio — Nuveen Winslow Large Cap Growth Fund, Class 1	40,614,313	—	(16,438,835)	4,325,784	28,501,262	—	35,536,548
Variable Portfolio — Partners Small Cap Growth Fund, Class 1	10,837,844	—	(2,074,207)	712,019	9,475,656	—	12,038,777
Variable Portfolio — Partners Small Cap Value Fund, Class 1	33,836,937	—	(8,169,914)	2,329,379	27,996,402	—	37,122,866
Variable Portfolio — PIMCO Mortgage-Backed Securities Fund, Class 1	138,080,844	24,923	(7,356,391)	254,267	131,003,643	—	132,754,150
Variable Portfolio — Pyramis® International Equity Fund, Class 1	35,259,562	198,798	(5,789,723)	796,605	30,465,242	198,798	34,279,267
Variable Portfolio — Sit Dividend Growth Fund, Class 1	21,754,901	106,144	(477,303)	107,311	21,491,053	—	27,366,730
Variable Portfolio — Victory Established Value Fund, Class 1	27,895,613	—	(5,485,025)	1,540,447	23,951,035	—	34,722,504
Variable Portfolio — Wells Fargo Short Duration Government Fund, Class 1	191,073,514	42,955,021	(10,147,573)	285,062	224,166,024	—	227,210,293
Total	3,325,655,619	90,012,696	(357,069,113)	39,606,508	3,098,205,710	4,643,907	3,315,947,516

(b)	Non-income producing.
(c)	The rate shown is the seven-day current annualized yield at March 31, 2013.
(d)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques;  securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third- party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2013:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Mutual Funds
Equity Funds	632,245,539	—	—	632,245,539
Fixed-Income Funds	2,439,160,545	—	—	2,439,160,545
Alternative Investment Funds	66,691,350	—	—	66,691,350
Money Market Funds	177,850,082	—	—	177,850,082
Total Mutual Funds	3,315,947,516	—	—	3,315,947,516

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Portfolio of Investments

Variable Portfolio – DFA International Value Fund

March 31, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 99.0%
AUSTRALIA 6.1%
Alumina Ltd. (a)	858,644	$996,937
Asciano Ltd.	540,414	3,152,903
Atlas Iron Ltd.	73,569	85,850
Bank of Queensland Ltd.	147,773	1,490,154
Beach Energy Ltd	5,042	7,451
Bendigo and Adelaide Bank Ltd.	224,280	2,407,001
BlueScope Steel Ltd. (a)	70,466	369,977
Boral Ltd.	388,665	1,994,989
Echo Entertainment Group Ltd.	361,800	1,316,820
Fairfax Media Ltd.	661,928	435,503
GrainCorp Ltd., Class A	52,752	643,143
Harvey Norman Holdings Ltd.	287,196	819,659
Incitec Pivot Ltd.	713,769	2,307,024
Lend Lease Group	240,250	2,562,921
Macquarie Group Ltd.	272,294	10,592,723
Newcrest Mining Ltd.	226,929	4,750,576
Origin Energy Ltd.	592,375	8,244,389
OZ Minerals Ltd.	160,557	896,279
Primary Health Care Ltd	111,810	579,036
Qantas Airways Ltd. (a)	491,365	916,179
QBE Insurance Group Ltd.	6,431	90,918
Santos Ltd.	529,144	6,873,102
Seven Group Holdings Ltd.	57,060	591,032
Sims Metal Management Ltd.	85,319	896,677
Suncorp Group Ltd.	686,570	8,473,386
Tabcorp Holdings Ltd	57,470	193,802
Tatts Group Ltd.	638,975	2,113,111
Toll Holdings Ltd.	354,237	2,195,102
Treasury Wine Estates Ltd.	336,660	2,001,334
Wesfarmers Ltd.	450,973	18,936,663
Total		86,934,641
AUSTRIA 0.2%
Erste Group Bank AG (a)	43,460	1,210,562
Raiffeisen Bank International AG	25,222	857,252
Total		2,067,814
BELGIUM 1.6%
Ageas	92,290	3,121,398
Belgacom SA	80,490	2,001,102
D’ieteren SA/NV	61	2,788
Delhaize Group SA	87,793	4,789,034
KBC Groep NV	96,304	3,317,031
Solvay SA	39,454	5,343,158
UCB SA	61,294	3,912,774
Umicore SA	6,175	290,061
Total		22,777,346

Issuer	Shares	Value

Common Stocks (continued)
CANADA 12.2%
AuRico Gold, Inc. (a)	140,847	$887,356
Barrick Gold Corp.	323,695	9,516,633
Bonavista Energy Corp.	55,365	814,247
Cameco Corp.	128,200	2,660,290
Canadian Natural Resources Ltd.	353,962	11,372,799
Canadian Natural Resources Ltd.	234,491	7,518,208
Canadian Tire Corp., Ltd., Class A	41,572	3,000,092
Crescent Point Energy Corp.	6,863	259,090
Eldorado Gold Corp.	159,436	1,523,969
Empire Co., Ltd., Class A	15,249	992,983
Enerplus Corp.	104,917	1,532,675
Ensign Energy Services, Inc.	52,725	898,949
Fairfax Financial Holdings Ltd.	2,156	841,856
Genworth MI Canada, Inc.	8,600	211,476
George Weston Ltd.	9,600	713,775
Goldcorp, Inc.	248,312	8,354,879
Goldcorp, Inc.	188,569	6,341,575
Husky Energy, Inc.	187,963	5,395,483
IAMGOLD Corp.	83,073	599,424
Industrial Alliance Insurance & Financial Services, Inc.	13,498	496,417
Inmet Mining Corp.	26,819	1,785,997
Kinross Gold Corp.	662,500	5,243,392
Loblaw Companies Ltd.	56,500	2,377,132
Lundin Mining Corp. (a)	262,011	1,145,178
Magna International, Inc.	134,608	7,912,038
Manulife Financial Corp.	1,107,895	16,315,508
Pan American Silver Corp.	6,100	99,918
Pan American Silver Corp.	29,214	480,262
Pengrowth Energy Corp.	168,631	859,880
Penn West Petroleum Ltd.	235,906	2,535,900
PetroBakken Energy Ltd.	42,260	367,334
Precision Drilling Corp.	126,500	1,169,302
Progressive Waste Solutions Ltd.	7,532	159,485
Quebecor, Inc., Class B	15,755	667,670
Research In Motion Ltd. (a)	169,400	2,516,362
Sun Life Financial, Inc.	360,351	9,833,075
Suncor Energy, Inc.	812,300	24,340,613
Talisman Energy, Inc.	556,900	6,808,779
Teck Resources Ltd.	200	5,993
Teck Resources Ltd., Class B	339,000	9,544,126
Thomson Reuters Corp.	194,215	6,301,448
TransAlta Corp.	94,655	1,383,695
Uranium One, Inc. (a)	261,200	719,949
Yamana Gold, Inc.	391,100	6,025,215
Total		172,530,427

Issuer	Shares	Value

Common Stocks (continued)
DENMARK 1.8%
AP Moller - Maersk A/S, Class A	356	$2,670,888
AP Moller - Maersk A/S, Class B	897	7,040,150
Carlsberg A/S, Class B	76,911	7,498,371
Danske Bank AS (a)	275,808	4,945,045
FLSmidth & Co. A/S	4,694	286,138
H Lundbeck A/S	36,462	671,391
Rockwool International A/S, Class B	957	116,907
TDC A/S	246,735	1,899,094
Total		25,127,984
FINLAND 0.8%
Kesko OYJ, Class A	513	16,512
Kesko OYJ, Class B	21,904	684,253
Neste Oil OYJ	53,005	747,389
Nokia OYJ	497,183	1,608,582
Stora Enso OYJ, Class R	519,710	3,354,270
UPM-Kymmene OYJ	409,671	4,571,318
Total		10,982,324
FRANCE 9.3%
Alcatel-Lucent (a)	873,448	1,176,731
ArcelorMittal	493,853	6,362,111
AXA SA	275,525	4,736,170
BNP Paribas SA	319,849	16,416,348
Bollore SA	3,612	1,389,013
Bouygues SA	96,325	2,612,716
Cap Gemini SA	52,532	2,390,506
Casino Guichard Perrachon SA	28,716	3,017,653
Cie de St. Gobain	202,726	7,515,281
Cie Generale de Geophysique-Veritas (a)	60,098	1,353,534
Cie Generale des Etablissements Michelin	52,379	4,381,020
Credit Agricole SA (a)	302,250	2,489,686
Eiffage SA	1,700	71,934
Electricite de France SA	107,421	2,059,957
Eramet	1,530	165,567
France Telecom SA	1,025,914	10,375,892
GDF Suez	742,507	14,295,783
Groupe Eurotunnel SA	3,789	30,181
Lafarge SA	96,868	6,435,748
Lagardere SCA	56,145	2,067,324
Natixis	471,532	1,790,332
Peugeot SA (a)	50,579	366,316
Renault SA	101,895	6,383,768
Rexel SA	41,883	914,034
Societe Generale SA (a)	418,974	13,764,903
STMicroelectronics NV	323,257	2,486,203

Issuer	Shares	Value

Common Stocks (continued)
FRANCE (CONTINUED)
Thales SA	25,675	$1,085,916
Vallourec SA	9,595	461,226
Vivendi SA	711,228	14,691,855
Total		131,287,708
GERMANY 8.6%
Allianz SE, Registered Shares	132,437	17,986,546
Celesio AG	18,214	342,043
Commerzbank AG (a)	1,824,504	2,677,859
Daimler AG, Registered Shares	494,433	26,901,188
Deutsche Bank AG, Registered Shares	540,997	21,092,116
Deutsche Lufthansa AG, Registered Shares	192,510	3,759,527
Deutsche Telekom AG, Registered Shares	1,159,872	12,260,011
E.ON SE	892,922	15,589,354
HeidelbergCement AG	70,541	5,069,115
Muenchener Rueckversicherungs AG, Registered Shares	46,322	8,663,234
RWE AG	119,465	4,452,438
Salzgitter AG	7,825	314,105
Volkswagen AG	17,173	3,230,441
Wacker Chemie AG	221	15,816
Total		122,353,793
GREECE —%
Coca Cola Hellenic Bottling Co. SA	15,431	413,407
HONG KONG 1.9%
Cathay Pacific Airways Ltd.	449,000	770,028
Cheung Kong Holdings Ltd.	85,000	1,259,212
Foxconn International Holdings Ltd. (a)	1,064,000	399,203
Henderson Land Development Co., Ltd.	493,399	3,384,436
Hongkong & Shanghai Hotels (The)	122,750	210,502
Hopewell Holdings Ltd.	227,000	921,494
Hutchison Whampoa Ltd.	595,000	6,220,826
Kerry Properties Ltd.	81,500	362,787
Kowloon Development Co., Ltd.	58,000	78,162
New World Development Co., Ltd.	2,865,305	4,869,728
Orient Overseas International Ltd.	92,000	623,119
Wharf Holdings Ltd.	624,000	5,580,533
Wheelock & Co., Ltd.	448,000	2,392,039
Total		27,072,069

Issuer	Shares	Value

Common Stocks (continued)
IRELAND —%
Bank of Ireland (a)	1,109,812	$219,083
ISRAEL 0.4%
Bank Hapoalim BM (a)	584,885	2,657,156
Bank Leumi Le-Israel BM (a)	379,223	1,341,111
Israel Discount Bank Ltd., Class A (a)	1,149,901	1,974,022
Total		5,972,289
ITALY 0.9%
Banca Monte dei Paschi di Siena SpA (a)	2,312,349	548,356
Banco Popolare SC (a)	186,982	235,728
Fiat SpA (a)	336,908	1,792,243
Mediaset SpA	140,209	286,305
Telecom Italia SpA	6,689,070	4,724,489
UniCredit SpA (a)	894,266	3,817,231
Unione di Banche Italiane SCPA	309,893	1,141,658
Total		12,546,010
JAPAN 19.3%
77 Bank Ltd. (The)	154,000	832,009
Aeon Co., Ltd.	336,200	4,352,969
Aisin Seiki Co., Ltd.	8,600	317,009
Alfresa Holdings Corp.	18,500	1,007,328
Amada Co., Ltd.	162,000	1,077,520
Asahi Glass Co., Ltd.	733,000	5,105,611
Asahi Kasei Corp.	219,000	1,480,050
Autobacs Seven Co., Ltd.	31,500	494,184
Azbil Corp.	4,900	102,112
Bank of Kyoto Ltd. (The)	115,000	1,127,624
Bank of Yokohama Ltd. (The)	434,000	2,517,970
Canon Marketing Japan, Inc.	21,000	311,324
Chiba Bank Ltd. (The)	267,000	1,924,696
Chugoku Bank Ltd. (The)	63,000	1,019,894
Citizen Holdings Co., Ltd.	109,300	559,632
Coca-Cola West Co., Ltd.	25,500	444,199
COMSYS Holdings Corp.	42,700	519,146
Cosmo Oil Company Ltd. (a)	256,000	541,664
Dai Nippon Printing Co., Ltd.	273,000	2,608,384
Daicel Corp.	62,000	485,287
Daido Steel Co., Ltd.	71,000	379,060
Denki Kagaku Kogyo KK	160,000	578,442
Ebara Corp.	153,000	611,768
Fuji Media Holdings, Inc.	199	345,982
FUJIFILM Holdings Corp.	268,900	5,333,953
Fujitsu Ltd.	677,000	2,828,200
Fukuoka Financial Group, Inc.	372,000	1,865,236

Issuer	Shares	Value

Common Stocks (continued)
JAPAN (CONTINUED)
Fukuyama Transporting Co., Ltd.	56,000	$321,191
Furukawa Electric Co., Ltd.	524,000	1,161,323
Glory Ltd.	2,500	59,902
Gunma Bank Ltd. (The)	162,000	967,494
H2O Retailing Corp.	27,000	289,249
Hachijuni Bank Ltd. (The)	157,000	940,578
Hakuhodo DY Holdings, Inc.	4,080	313,975
Hankyu Hanshin Holdings, Inc.	146,000	881,571
Hiroshima Bank Ltd. (The)	105,000	508,636
Hitachi Capital Corp.	10,600	232,706
Hitachi Chemical Co., Ltd.	23,000	352,550
Hitachi High-Technologies Corp.	16,900	353,432
Hitachi Transport System Ltd	7,000	110,873
Hokuhoku Financial Group, Inc.	284,000	578,959
House Foods Corp.	28,700	498,818
Ibiden Co., Ltd.	45,200	708,392
Idemitsu Kosan Co., Ltd.	9,900	863,682
Inpex Corp.	1,251	6,737,611
Isetan Mitsukoshi Holdings Ltd.	173,600	2,509,636
ITOCHU Corp.	46,600	572,590
Iyo Bank Ltd. (The)	93,000	863,163
J Front Retailing Co., Ltd.	236,000	1,843,190
JFE Holdings, Inc.	352,700	6,826,526
Joyo Bank Ltd. (The)	187,000	1,043,159
JTEKT Corp.	46,600	441,364
JX Holdings, Inc.	1,694,800	9,556,092
K’s Holdings Corp.	11,400	365,633
Kajima Corp.	43,000	116,864
Kamigumi Co., Ltd.	103,000	947,753
Kaneka Corp.	116,000	670,987
Kawasaki Kisen Kaisha Ltd. (a)	277,000	593,155
Kewpie Corp.	22,600	322,075
Kinden Corp.	59,000	387,319
Kobe Steel Ltd. (a)	1,143,000	1,345,546
Konica Minolta, Inc.	356,000	2,610,639
Kurita Water Industries Ltd.	12,200	270,907
Kyocera Corp.	67,400	6,184,119
Kyowa Hakko Kirin Co., Ltd.	92,000	1,043,041
Lintec Corp.	1,100	21,023
Marui Group Co., Ltd.	93,200	967,919
Medipal Holdings Corp.	69,400	973,711
MEIJI Holdings Co., Ltd.	28,100	1,289,289
Mitsubishi Chemical Holdings Corp.	680,500	3,243,602
Mitsubishi Corp.	804,500	15,151,841
Mitsubishi Gas Chemical Co., Inc.	298,000	1,973,663
Mitsubishi Logistics Corp.	40,000	741,956
Mitsubishi Materials Corp.	237,000	670,878
Mitsubishi Tanabe Pharma Corp.	98,700	1,513,421

Issuer	Shares	Value

Common Stocks (continued)
JAPAN (CONTINUED)
Mitsubishi UFJ Financial Group, Inc.	6,486,400	$39,133,984
Mitsui & Co., Ltd.	939,900	13,250,786
Mitsui Chemicals, Inc.	381,000	831,413
Mitsui OSK Lines Ltd. (a)	531,000	1,757,125
MS&AD Insurance Group Holdings, Inc.	57,000	1,269,586
Nagase & Co., Ltd.	46,400	575,393
NEC Corp.	1,198,000	3,198,506
NGK Spark Plug Co., Ltd.	79,000	1,211,599
Nippon Electric Glass Co., Ltd.	176,000	878,796
Nippon Express Co., Ltd.	950,000	4,555,039
Nippon Meat Packers, Inc.	80,000	1,291,264
Nippon Paper Group, Inc. (b)	41,100	634,827
Nippon Shokubai Co., Ltd.	57,000	502,916
Nippon Steel & Sumitomo Metal Corp.	1,678,000	4,274,013
Nippon Television Holdings, Inc.	21,300	315,881
Nippon Yusen KK	808,000	2,082,543
Nishi-Nippon City Bank Ltd. (The)	175,000	541,997
Nissan Shatai Co., Ltd.	22,000	269,665
Nisshin Seifun Group, Inc.	83,500	1,103,201
Nisshin Steel Holdings Co., Ltd (a)	14,400	114,178
Nisshinbo Holdings, Inc.	61,000	425,462
NOK Corp.	26,800	387,712
Nomura Holdings, Inc.	554,600	3,448,359
NTN Corp.	201,000	539,597
NTT DoCoMo, Inc.	4,034	59,986
NTT DoCoMo, Inc.	1,069	1,589,141
Obayashi Corp.	297,000	1,420,847
Oji Holdings Corp.	325,000	1,222,079
Pola Orbis Holdings, Inc.	6,800	217,132
Ricoh Co., Ltd.	366,000	3,995,792
Rohm Co., Ltd.	43,800	1,518,669
Sankyo Co., Ltd.	17,200	805,323
SBI Holdings, Inc.	92,950	825,439
Seiko Epson Corp.	54,000	526,612
Seino Holdings Corp.	62,000	538,366
Sekisui House Ltd.	305,000	4,144,520
Shiga Bank Ltd. (The)	35,000	241,409
Shimadzu Corp.	53,000	376,577
Shimizu Corp.	261,000	856,399
Shinsei Bank Ltd.	292,000	670,984
Shizuoka Bank Ltd. (The)	173,000	1,952,903
Showa Denko KK	502,000	756,357
Showa Shell Sekiyu KK	78,300	556,369
SKY Perfect JSAT Holdings, Inc.	704	333,353
Sojitz Corp.	524,100	822,527
Sony Corp.	548,300	9,540,887
Sumitomo Chemical Co., Ltd.	672,000	2,115,576

Issuer	Shares	Value

Common Stocks (continued)
JAPAN (CONTINUED)
Sumitomo Corp.	652,300	$8,250,393
Sumitomo Electric Industries Ltd.	561,800	6,912,432
Sumitomo Forestry Co., Ltd.	59,700	662,908
Sumitomo Heavy Industries Ltd.	229,000	909,350
Sumitomo Metal Mining Co., Ltd.	66,000	938,232
Sumitomo Mitsui Trust Holdings, Inc.	87,000	414,279
Suzuken Co., Ltd.	32,800	1,190,729
Suzuki Motor Corp.	16,400	367,545
Taisei Corp.	432,000	1,202,041
Takashimaya Co., Ltd.	120,000	1,190,509
TDK Corp.	55,900	1,964,638
Teijin Ltd.	427,000	990,722
Toho Holdings Co., Ltd.	6,700	154,249
Tokai Rika Co., Ltd.	18,900	353,380
Tokyo Broadcasting System Holdings, Inc.	15,300	236,520
Toppan Printing Co Ltd	266,000	1,920,336
Tosoh Corp.	223,000	638,823
Toyo Seikan Group Holdings Ltd.	65,700	908,569
Toyoda Gosei Co., Ltd.	1,500	36,102
Toyota Tsusho Corp.	7,700	197,391
Ube Industries Ltd.	127,000	250,896
UNY Group Holdings Co., Ltd.	89,400	696,249
Ushio, Inc.	26,900	275,380
Wacoal Holdings Corp.	45,000	487,714
Yamada Denki Co., Ltd.	41,590	1,908,175
Yamaguchi Financial Group, Inc.	94,000	938,687
Yamaha Corp.	65,600	638,700
Yamato Kogyo Co., Ltd.	19,000	521,004
Yamazaki Baking Co., Ltd	31,000	409,278
Total		272,959,576
NETHERLANDS 2.9%
Aegon NV	1,407,366	8,462,720
Akzo Nobel NV	118,516	7,523,070
ING Groep NV-CVA (a)	2,391,404	16,973,248
Koninklijke DSM NV	125,628	7,312,660
Randstad Holding NV	4,608	188,662
Total		40,460,360
NEW ZEALAND 0.1%
Contact Energy Ltd.	60,787	290,016
Fletcher Building Ltd.	108,870	782,621
Total		1,072,637
NORWAY 1.0%
Cermaq ASA	770	12,255
DNB ASA	425,443	6,261,317

Issuer	Shares	Value

Common Stocks (continued)
NORWAY (CONTINUED)
Norsk Hydro ASA	485,380	$2,113,220
Orkla ASA	307,882	2,474,894
Stolt-Nielsen Ltd.	3,206	63,947
Storebrand ASA (a)	52,518	206,742
Subsea 7 SA	129,496	3,043,375
Wilh Wilhelmsen ASA	6,100	53,525
Total		14,229,275
PORTUGAL —%
EDP Renovaveis SA (a)	60,895	294,280
SINGAPORE 1.1%
CapitaLand Ltd.	1,363,000	3,898,499
DBS Group Holdings Ltd.	117,000	1,514,310
Golden Agri-Resources Ltd.	4,202,000	1,966,364
Indofood Agri Resources Ltd.	217,000	216,704
Keppel Land Ltd.	444,000	1,416,128
Neptune Orient Lines Ltd. (a)	553,000	530,498
Noble Group Ltd.	1,750,000	1,724,188
Olam International Ltd.	217,000	302,096
Overseas Union Enterprise Ltd.	234,000	580,606
Singapore Airlines Ltd.	330,000	2,898,782
United Industrial Corp., Ltd.	20,000	49,245
Venture Corp., Ltd.	38,000	265,526
Wilmar International Ltd.	141,000	394,209
Total		15,757,155
SPAIN 1.4%
Acciona SA	13,400	730,529
Banco de Sabadell SA (a)	821,225	1,507,448
Banco Espanol de Credito SA (a)	37,650	156,368
Banco Popular Espanol SA (a)	534,042	395,677
Banco Santander SA	1,359,252	9,133,442
CaixaBank SA	361,464	1,223,225
Iberdrola SA	760,324	3,540,802
Repsol SA	116,094	2,358,721
Total		19,046,212
SWEDEN 3.9%
Boliden AB	190,750	3,081,335
Husqvarna AB	5,198	30,750
Meda AB, Class A	101,207	1,199,431
Nordea Bank AB	1,358,507	15,411,874
Saab AB, Class B	129,524	2,808,119
Skandinaviska Enskilda Banken AB	9,980	97,256
Skandinaviska Enskilda Banken AB, Class A	887,664	8,927,045

Issuer	Shares	Value

Common Stocks (continued)
SWEDEN (CONTINUED)
SSAB AB, Class A	66,348	$507,467
SSAB AB, Class B	35,260	232,119
Svenska Cellulosa AB, Class A	22,778	585,831
Svenska Cellulosa AB, Class B	304,656	7,865,588
Telefonaktiebolaget LM Ericsson	5,505	67,117
Telefonaktiebolaget LM Ericsson, Class B	1,180,382	14,787,470
Total		55,601,402
SWITZERLAND 6.0%
Adecco SA, Registered Shares	66,462	3,640,603
Alpiq Holding AG, Registered Shares	673	81,529
Aryzta AG	37,760	2,229,483
Baloise Holding AG, Registered Shares	12,286	1,150,559
Clariant AG, Registered Shares	85,476	1,188,542
Credit Suisse Group AG, Registered Shares	495,190	12,993,978
Givaudan SA	346	424,983
Holcim Ltd., Registered Shares	130,292	10,383,008
Lonza Group AG, Registered Shares	8,095	525,284
Novartis AG, Registered Shares	150,479	10,691,887
Sulzer AG, Registered Shares	8,251	1,409,788
Swiss Life Holding AG, Registered Shares	6,296	933,158
Swiss Re AG	158,601	12,897,922
UBS AG, Registered Shares	1,376,049	21,090,817
UBS AG, Registered Shares	22,664	348,799
Zurich Insurance Group AG	16,635	4,629,692
Total		84,620,032
UNITED KINGDOM 19.5%
Anglo American PLC	365,775	9,403,742
Aviva PLC	1,280,940	5,765,011
Barclays PLC	4,687,900	20,738,697
Barclays PLC ADR	175,780	3,121,853
BP PLC	6,292,995	43,975,130
BP PLC, ADR	102,443	4,338,461
Carnival PLC, ADR	76,464	2,678,534
Eurasian Natural Resources Corp. PLC	93,158	348,352
HSBC Holdings PLC, ADR	954,237	50,899,002
Inchcape PLC	129,755	990,710
International Consolidated Airlines Group SA (a)	383,148	1,474,065
Investec PLC	174,092	1,214,165
J Sainsbury PLC	524,928	3,018,922
Kazakhmys PLC	102,289	609,880
Kingfisher PLC	1,011,837	4,424,739

Issuer	Shares	Value

Common Stocks (continued)
UNITED KINGDOM (CONTINUED)
Lloyds Banking Group PLC (a)	22,774,735	$16,849,206
Mondi PLC	14,258	193,679
Old Mutual PLC	2,099,857	6,467,401
Resolution Ltd.	644,008	2,666,515
Royal Bank of Scotland Group PLC (a)	17,254	72,227
Royal Bank of Scotland Group PLC, ADR (a)	377,671	3,183,767
Royal Dutch Shell PLC, ADR	65,884	4,402,369
Royal Dutch Shell PLC, Class A	640,490	20,681,308
RSA Insurance Group PLC	60,455	106,923
Vedanta Resources PLC	13,780	210,427
Vodafone Group PLC	9,549,600	27,075,916
Vodafone Group PLC, ADR	853,965	24,261,146
Wm Morrison Supermarkets PLC	66,127	277,516

Issuer	Shares	Value

Common Stocks (continued)
UNITED KINGDOM (CONTINUED)
Xstrata PLC	1,035,146	$16,798,062
Total		276,247,725
Total Common Stocks (Cost: $1,318,972,390)		$1,400,573,549

	Shares	Value

Money Market Funds 0.3%
Columbia Short-Term Cash Fund, 0.132% (c)(d)	4,820,841	$4,820,841
Total Money Market Funds (Cost: $4,820,841)		$4,820,841
Total Investments
(Cost: $1,323,793,231) (e)		$1,405,394,390(f)
Other Assets & Liabilities, Net		9,977,315
Net Assets		$1,415,371,705

Notes to Portfolio of Investments

(a)	Non-income producing.
(b)

Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At March 31, 2013, the value of these securities amounted to $634,827, which represents 0.04% of net assets.

(c)	The rate shown is the seven-day current annualized yield at March 31, 2013.
(d)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2013, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	4,819,862	154,660,594	(154,659,615)	4,820,841	3,225	4,820,841

(e)

At March 31, 2013, the cost of securities for federal income tax purposes was approximately $1,323,793,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$195,890,000
Unrealized Depreciation	(114,289,000)
Net Unrealized Appreciation	$81,601,000

(f)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend
ADR	American Depositary Receipt

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2.  The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements — Security Valuation in the most recent Annual Report dated December 31, 2012.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third- party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2013:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	20,559,782	87,176,189	—	107,735,971
Consumer Staples	4,083,890	67,968,705	—	72,052,595
Energy	75,994,327	105,539,816	—	181,534,143
Financials	85,251,752	405,617,397	—	490,869,149
Health Care	—	23,804,325	—	23,804,325
Industrials	159,485	136,309,212	—	136,468,697
Information Technology	2,516,362	54,321,409	—	56,837,771
Materials	51,553,918	138,059,967	—	189,613,885
Telecommunication Services	24,321,131	74,617,499	—	98,938,630
Utilities	1,383,695	41,334,688	—	42,718,383
Total Equity Securities	265,824,342	1,134,749,207	—	1,400,573,549
Other
Money Market Funds	4,820,841	—	—	4,820,841
Total Other	4,820,841	—	—	4,820,841
Total	270,645,183	1,134,749,207	—	1,405,394,390

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.  These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.  The models utilized by the third party statistical pricing service take into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Portfolio of Investments

Variable Portfolio – Eaton Vance Floating-Rate Income Fund

March 31, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans 96.3%
Aerospace & Defense 1.4%
DAE Aviation Holdings, Inc. Tranche B1 Term Loan (a)(b)
11/02/18	6.250%	$616,170	$625,412
Ducommun, Inc. Term Loan (a)(b)
06/28/17	4.750%	489,868	497,217
Hawker Beechcraft Acquisition Co. LLC Term Loan (a)(b)
02/14/20	5.750%	750,000	749,063
IAP Worldwide Services, Inc. 1st Lien Term Loan (a)(b)
12/31/15	10.000%	3,621,158	2,599,991
Sequa Corp. Term Loan (a)(b)
06/19/17	5.250%	1,970,063	2,001,012
Standard Aero Ltd. Tranche B2 Term Loan (a)(b)
11/02/18	6.250%	279,330	283,520
TransDigm, Inc. Tranche C Term Loan (a)(b)
02/28/20	3.750%	4,289,250	4,342,866
Total			11,099,081
Automotive 3.4%
ASP HHI Acquisition Co., Inc. Term Loan (a)(b)
10/05/18	5.000%	1,867,897	1,893,581
Chrysler Group LLC Tranche B Term Loan (a)(b)
05/24/17	6.000%	6,995,637	7,118,060
Federal-Mogul Corp. (a)(b)
Tranche B Term Loan
12/29/14	2.138%	4,501,160	4,205,209
Tranche C Term Loan
12/28/15	2.138%	2,296,510	2,145,515
Goodyear Tire & Rubber Co. (The) 2nd Lien Term Loan (a)(b)
04/30/19	4.750%	8,375,000	8,441,246
Schaeffler AG Tranche C Term Loan (a)(b)(c)
01/27/17	4.250%	750,000	758,123
Veyance Technologies, Inc. Term Loan (a)(b)
09/08/17	5.250%	2,775,000	2,777,969
Total			27,339,703

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Banking 0.4%
Hamilton Lane Advisors LLC Term Loan (a)(b)
02/28/18	5.250%	$807,500	$811,537
TCW Group, Inc. Tranche B Term Loan (a)(b)
02/06/20	4.000%	1,000,000	1,010,000
Walter Investment Management Corp. Tranche B Term Loan (a)(b)
11/28/17	5.750%	1,155,190	1,173,546
Total			2,995,083
Brokerage 1.0%
Nuveen Investments, Inc. 1st Lien Tranche A Term Loan (a)(b)
05/13/17	5.204%	7,825,000	7,966,163
Chemicals 3.1%
AI Chem & Cy SCA (a)(b)(c)
Tranche B Term Loan
09/12/19	4.500%	279,817	282,965
Tranche B2 Term Loan
09/12/19	4.500%	145,183	144,458
AZ Chem U.S., Inc. Term Loan (a)(b)
12/22/17	5.250%	1,213,404	1,231,605
Chemtura Corp. Term Loan (a)(b)
08/29/16	5.500%	600,000	606,750
Dupont Performance Coatings, Inc. Tranche B Term Loan (a)(b)
02/01/20	4.750%	2,750,000	2,785,530
Emerald Performance Materials LLC 1st Lien Term Loan (a)(b)
05/18/18	6.750%	769,188	769,188
Flash Dutch 2 B.V. & U.S Coatings Acquisition, Inc. Tranche B Term Loan (a)(b)(c)
02/01/20	4.750%	2,000,000	2,025,840
General Chemical Corp. Tranche B Term Loan (a)(b)
10/06/15	5.002%	427,257	428,859
INEOS U.S. Finance LLC Term Loan (a)(b)
05/04/18	6.500%	7,333,444	7,448,652
Omnova Solutions, Inc. Tranche B1 Term Loan (a)(b)
05/31/18	4.250%	2,419,312	2,440,482
PQ Corp. Term Loan (a)(b)
08/07/17	4.500%	1,072,313	1,083,711

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Chemicals (continued)
Taminco Global Chemical Corp. Tranche B2 Term Loan (a)(b)
02/15/19	4.250%	$445,508	$448,431
Tronox Pigments BV Tranche B Term Loan (a)(b)
07/31/20	0.000%	1,925,000	1,950,660
Univar, Inc. Tranche B Term Loan (a)(b)
06/30/17	5.000%	3,387,632	3,418,561
Total			25,065,692
Construction Machinery 0.2%
CPM Acquisition Corp. 1st Lien Term Loan (a)(b)
08/29/17	6.250%	522,375	524,663
Manitowoc Co., Inc. (The) Tranche B Term Loan (a)(b)
11/13/17	4.250%	141,443	142,974
Terex Corp. Term Loan (a)(b)
04/28/17	4.500%	788,040	801,831
Total			1,469,468
Consumer Cyclical Services 4.6%
Acosta, Inc. Tranche D Term Loan (a)(b)
03/02/18	5.000%	5,144,152	5,206,859
Brickman Group Holdings, Inc. Tranche B1 Term Loan (a)(b)
10/14/16	5.500%	1,939,081	1,968,982
Bright Horizons Family Solutions LLC Tranche B Term Loan (a)(b)
01/30/20	4.000%	2,550,000	2,569,125
Brock Holdings III, Inc. 1st Lien Term Loan (a)(b)
03/16/17	6.011%	2,113,865	2,135,004
IG Investments Holdings LLC Tranche B 1st Lien Term Loan (a)(b)
10/31/19	6.000%	723,188	724,995
KAR Auction Services, Inc. Term Loan (a)(b)
05/19/17	3.750%	3,094,993	3,131,452
Live Nation Entertainment, Inc. Tranche B Term Loan (a)(b)
11/07/16	4.500%	5,229,531	5,263,523

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Consumer Cyclical Services (continued)
RGIS Services LLC (a)(b)
Term Loan
10/18/16	4.534%	$1,865,831	$1,870,496
Tranche C Term Loan
10/18/17	5.500%	2,502,231	2,527,254
ServiceMaster Co. (The) Tranche C Term Loan (a)(b)
01/31/17	4.250%	2,169,563	2,191,258
Travelport LLC (a)(b)
Delayed Draw Term Loan
08/23/15	5.056%	712,718	708,042
Tranche S Term Loan
08/23/15	5.034%	273,456	271,662
U.S. Security Associates Holdings, Inc. (a)(b)
Delayed Draw Term Loan
07/28/17	6.000%	133,130	133,880
Tranche B Term Loan
07/28/17	6.000%	680,170	683,999
Wash MultiFamily Laundry Systems LLC Term Loan (a)(b)
02/21/19	5.250%	275,000	278,438
Weight Watchers International, Inc. Tranche F Term Loan (a)(b)
03/15/19	5.250%	1,588,000	1,592,859
West Corp. Tranche B8 Term Loan (a)(b)
06/30/18	4.250%	5,542,310	5,630,045
Total			36,887,873
Consumer Products 3.3%
ACCO Brands Corp. Tranche B Term Loan (a)(b)
05/01/19	4.250%	1,085,525	1,097,064
Affinion Group, Inc. Tranche B Term Loan (a)(b)
10/09/16	6.500%	3,054,808	2,985,433
Bombardier Recreational Products, Inc. Tranche B Term Loan (a)(b)
01/30/19	5.000%	4,075,000	4,115,017
NBTY, Inc. Tranche B2 Term Loan (a)(b)
10/01/17	3.500%	7,654,186	7,740,296
Prestige Brands, Inc. Tranche B1 Term Loan (a)(b)
01/31/19	3.750%	387,689	393,140
Serta Simmons Holdings LLC Term Loan (a)(b)
10/01/19	5.003%	2,750,000	2,785,750
Spectrum Brands, Inc. Term Loan (a)(b)
12/17/19	4.500%	3,092,250	3,134,768

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Consumer Products (continued)
Sun Products Corp. (The) Tranche B Term Loan (a)(b)
03/23/20	5.500%	$2,100,000	$2,118,375
Visant Corp. Tranche B Term Loan (a)(b)
12/22/16	5.250%	2,197,360	2,129,484
Total			26,499,327
Diversified Manufacturing 2.3%
Ameriforge Group, Inc. 1st Lien Term Loan (a)(b)
12/19/19	6.000%	498,750	505,194
Apex Tool Group LLC Term Loan (a)(b)
01/31/20	4.500%	700,000	708,946
BakerCorp International, Inc. Term Loan (a)(b)
02/07/20	4.250%	2,300,000	2,313,547
Colfax Corp. Tranche B Term Loan (a)(b)
01/11/19	3.250%	1,920,187	1,929,193
Generac Power System, Inc. Term Loan (a)(b)
05/30/18	6.250%	1,563,042	1,594,959
Grede LLC Tranche B Term Loan (a)(b)
04/03/17	0.000%	2,120,000	2,135,900
Milacron LLC Term Loan (a)(b)(c)
03/21/20	4.250%	400,000	402,500
Pelican Products, Inc. 1st Lien Term Loan (a)(b)
07/11/18	7.000%	992,500	997,462
Rexnord LLC/RBS Global, Inc. Tranche B Term Loan (a)(b)
04/01/18	4.500%	3,876,085	3,918,683
Silver II Borrower S.C.A. (a)(b)
Term Loan
12/13/19	4.000%	1,845,375	1,858,865
Silver II Borrower S.C.A. (a)(b)(c)
Term Loan
12/13/19	4.000%	1,000,000	1,007,310
Tomkins LLC/Inc. Tranche B2 Term Loan (a)(b)
09/29/16	3.750%	1,235,181	1,248,312
Total			18,620,871
Electric 2.0%
AES Corp. (The) (a)(b)

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Electric (continued)
Term Loan
06/01/18	3.750%	$1,532,587	$1,552,435
AES Corp. (The) (a)(b)(c)
Term Loan
06/01/18	5.000%	650,000	658,418
Calpine Corp. (a)(b)
Term Loan
04/01/18	4.000%	1,083,500	1,096,144
04/01/18	4.000%	2,087,191	2,111,548
Dynegy Midwest Generation LLC Term Loan (a)(b)
08/05/16	9.250%	470,879	489,714
Dynegy Power LLC Term Loan (a)(b)
08/05/16	9.250%	1,813,191	1,885,719
LSP Madison Funding LLC Term Loan (a)(b)
06/28/19	5.500%	1,773,333	1,793,833
NRG Energy, Inc. Term Loan (a)(b)
07/01/18	3.250%	2,065,539	2,091,358
Raven Power Finance LLC Term Loan (a)(b)
11/30/18	7.250%	473,813	471,443
Texas Competitive Electric Holdings Co. LLC Term Loan (a)(b)
10/10/17	4.733%	5,315,974	3,764,720
Total			15,915,332
Entertainment 2.9%
AMC Entertainment, Inc. (a)(b)
Tranche B2 Term Loan
12/15/16	4.250%	3,882,321	3,907,983
Tranche B3 Term Loan
02/22/18	4.750%	1,110,938	1,118,159
Alpha Topco Ltd. Tranche B2 Term Loan (a)(b)
04/30/19	6.000%	2,475,062	2,512,188
Cedar Fair LP Term Loan (a)(b)
03/06/20	3.250%	1,100,000	1,113,068
ClubCorp Club Operations, Inc. Tranche B Term Loan (a)(b)
11/30/16	5.000%	2,904,728	2,955,561
SeaWorld Parks & Entertainment, Inc. Tranche B Term Loan (a)(b)
08/17/17	4.000%	6,299,597	6,323,220
Six Flags Theme Parks, Inc. Tranche B Term Loan (a)(b)
12/20/18	4.001%	641,506	650,096

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Entertainment (continued)
Town Sports International LLC Term Loan (a)(b)
04/27/18	5.750%	$1,803,183	$1,827,977
WMG Acquisitions Corp. Term Loan (a)(b)
11/01/18	5.250%	493,750	500,850
Zuffa LLC Term Loan (a)(b)
02/25/20	5.750%	2,693,250	2,726,916
Total			23,636,018
Environmental 0.7%
ADS Waste Holdings, Inc. (a)(b)
Term Loan
10/09/19	4.250%	1,900,000	1,919,399
ADS Waste Holdings, Inc. (a)(b)(c)
Tranche B Term Loan
10/09/19	4.250%	1,995,250	2,015,621
Tervita Corp. Term Loan (a)(b)
05/15/18	6.250%	1,525,000	1,543,117
Total			5,478,137
Food and Beverage 5.4%
ARAMARK Corp. (a)(b)
2nd Letter of Credit
07/26/16	0.054%	52,186	52,436
3rd Letter of Credit
07/26/16	0.054%	286,407	287,778
Tranche B Term Loan
07/26/16	3.704%	793,527	797,328
Tranche C Term Loan
07/26/16	3.756%	1,555,280	1,562,730
Tranche D Term Loan
08/22/19	4.000%	2,375,000	2,395,758
AdvancePierre Foods, Inc. 1st Lien Term Loan (a)(b)
07/10/17	5.750%	1,197,000	1,212,262
Centerplate, Inc. Tranche A Term Loan (a)(b)
10/15/18	5.750%	324,188	325,808
Clearwater Seafoods Limited Partnership Tranche B Term Loan (a)(b)
06/06/18	6.754%	471,373	476,087
Del Monte Foods Co. Term Loan (a)(b)
03/08/18	4.000%	6,406,776	6,459,824
Dole Food Co., Inc. Tranche B2 Term Loan (a)(b)
07/08/18	5.355%	1,073,166	1,074,357

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Food and Beverage (continued)
HJ Heinz Co. Tranche B Term Loan (a)(b)(c)
03/27/20	3.500%	$10,100,000	$10,185,547
High Liner Foods, Inc. Term Loan (a)(b)
12/19/17	4.750%	698,159	701,216
JBS U.S.A. LLC Term Loan (a)(b)
05/25/18	3.750%	6,531,623	6,531,623
Pinnacle Foods Finance LLC (a)(b)
Tranche E Term Loan
10/17/18	4.750%	346,500	349,858
Tranche F Term Loan
10/17/18	4.750%	272,938	275,735
Sagittarius Restaurants LLC Term Loan (a)(b)
05/18/15	7.750%	342,031	342,886
Solvest Ltd. Tranche C2 Term Loan (a)(b)
07/08/18	6.000%	1,922,988	1,925,123
U.S. Foods, Inc. (a)(b)
Term Loan
03/31/17	5.750%	4,404,779	4,458,430
03/31/17	5.750%	1,496,183	1,513,285
Wilton Brands LLC Tranche B Term Loan (a)(b)
08/30/18	7.500%	682,500	689,325
Windsor Quality Food Co., Ltd. Tranche B Term Loan (a)(b)
02/16/17	5.000%	1,788,000	1,794,705
Total			43,412,101
Gaming 1.2%
Affinity Gaming LLC Term Loan (a)(b)
11/09/17	5.500%	519,750	527,546
Caesars Entertainment Operating Co., Inc. (a)(b)
Tranche B6 Term Loan
01/28/18	5.454%	4,444,674	4,113,813
Isle of Capri Casinos, Inc. Term Loan (a)(b)
03/25/17	4.853%	299,556	301,929
MGM Resorts International Tranche A Term Loan (a)(b)
12/20/17	3.284%	4,488,750	4,496,605

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Gaming (continued)
Pinnacle Entertainment, Inc. Tranche A Term Loan (a)(b)
03/19/19	4.000%	$668,250	$671,591
Total			10,111,484
Gas Distributors 0.5%
Obsidian Holdings LLC Tranche A Term Loan (a)(b)
11/02/15	6.750%	709,411	705,864
Obsidian Natural Gas Trust Term Loan (a)(b)
11/02/15	7.000%	3,599,128	3,617,124
Total			4,322,988
Gas Pipelines 0.3%
Ruby Western Pipeline Holdings LLC Tranche B Term Loan (a)(b)
03/31/20	3.500%	450,000	455,062
Tallgrass Operations LLC Tranche B Term Loan (a)(b)
11/13/18	5.250%	1,970,063	2,005,780
Total			2,460,842
Health Care 10.2%
ATI Holdings, Inc. Term Loan (a)(b)
12/20/19	5.750%	423,938	428,707
Alere, Inc. (a)(b)
Tranche B Term Loan
06/30/17	4.250%	4,656,174	4,687,790
Tranche B1 Term Loan
06/30/17	4.750%	668,250	672,787
Tranche B2 Term Loan
06/30/17	4.250%	570,688	574,562
Alliance HealthCare Services, Inc. Term Loan (a)(b)
06/01/16	7.250%	1,383,030	1,386,488
BSN Medical Luxembourg Holding, S.A.R.L. Tranche B1A Term Loan (a)(b)
08/28/19	5.000%	600,000	603,300
Bausch & Lomb, Inc. Term Loan (a)(b)
05/17/19	5.250%	4,580,387	4,622,069
Biomet, Inc. Tranche B1 Term Loan (a)(b)
07/25/17	3.974%	814,476	823,297
CHG Buyer Corp. 1st Lien Term Loan (a)(b)
11/19/19	5.000%	1,086,908	1,100,494

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Health Care (continued)
CRC Health Corp. Tranche B2 Term Loan (a)(b)
11/16/15	4.784%	$2,447,208	$2,434,971
Community Health Systems, Inc. Term Loan (a)(b)
01/25/17	3.787%	4,555,161	4,599,164
ConvaTec, Inc. Term Loan (a)(b)
12/22/16	5.000%	2,048,005	2,077,189
DJO Finance LLC (a)(b)
Tranche B Term Loan
09/15/17	4.750%	1,864,688	1,891,876
Tranche B2 Term Loan
11/01/16	5.299%	1,116,497	1,124,402
DaVita HealthCare Partners, Inc. Tranche B Term Loan (a)(b)
10/20/16	4.500%	2,565,937	2,588,389
Drumm Investors LLC Term Loan (a)(b)
05/04/18	5.000%	1,961,468	1,894,660
Emergency Medical Services Corp. Term Loan (a)(b)
05/25/18	4.000%	4,468,775	4,511,362
HCA, Inc. (a)(b)
Tranche B2 Term Loan
03/31/17	3.534%	3,000,000	3,024,570
Tranche B3 Term Loan
05/01/18	3.454%	1,000,000	1,008,370
Hanger Orthopedic Group, Inc. Tranche C Term Loan (a)(b)
12/01/16	4.000%	1,955,221	1,962,554
Health Management Associates, Inc. Tranche B Term Loan (a)(b)
11/16/18	3.500%	4,353,579	4,389,845
Hologic, Inc. Tranche B Term Loan (a)(b)
08/01/19	4.500%	1,940,250	1,964,503
IMS Health, Inc. Tranche B1 Term Loan (a)(b)
09/01/17	3.750%	1,916,092	1,934,774
Kindred HealthCare, Inc. Term Loan (a)(b)
06/01/18	5.250%	1,368,971	1,376,678
LHP Operations Co. LLC Term Loan (a)(b)
07/03/18	9.000%	572,125	584,283
MX U.S.A., Inc. 1st Lien Term Loan (a)(b)
04/28/17	6.500%	717,750	719,544

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Health Care (continued)
MedAssets, Inc. Tranche B Term Loan (a)(b)
12/13/19	4.000%	$544,813	$550,713
MedPace IntermediateCo, Inc. Trance B Term Loan (a)(b)
06/19/17	6.500%	922,325	920,019
MultiPlan, Inc. Tranche B1 Term Loan (a)(b)
08/26/17	4.000%	2,272,955	2,296,503
One Call Medical, Inc. Term Loan (a)(b)
08/19/19	5.500%	947,625	954,145
Onex Carestream Finance LP Term Loan (a)(b)
02/25/17	5.000%	1,493,532	1,498,073
Physiotherapy Associates Holdings, Inc. Term Loan (a)(b)
04/30/18	6.000%	372,188	372,809
Quintiles Transnational Corp. (a)(b)
Tranche B1 Loan
06/08/18	4.500%	490,888	496,719
Tranche B2 Term Loan
06/08/18	4.500%	6,631,413	6,712,250
Radnet Management, Inc. Tranche B Term Loan (a)(b)
10/10/18	5.500%	1,396,500	1,413,090
Sage Products Holdings III LLC 1st Lien Term Loan (a)(b)
12/13/19	4.250%	550,000	553,438
Select Medical Corp. (a)(b)
Tranche B Term Loan
02/20/16	3.542%	723,188	723,188
06/01/18	5.500%	3,734,725	3,751,643
Sheridan Holdings, Inc. 1st Lien Term Loan (a)(b)
06/29/18	4.500%	670,320	674,932
VWR Funding, Inc. Term Loan (a)(b)
04/03/17	4.454%	981,888	991,461
Vanguard Health Holding Co. II LLC Tranche B Term Loan (a)(b)
01/29/16	3.750%	4,873,995	4,930,875
inVentiv Health, Inc. (a)(b)
Term Loan
08/04/16	7.500%	2,007,403	1,987,329
Tranche B3 Term Loan
05/15/18	7.750%	773,206	764,183
Total			82,577,998

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Independent Energy 1.7%
MEG Energy Corp. Term Loan (a)(b)
03/31/20	2.750%	$9,702,633	$9,794,808
Plains Exploration & Production Co. Term Loan (a)(b)
11/30/19	4.000%	1,900,000	1,901,900
Sheridan Investment Partners I LLC Tranche B2 Term Loan (a)(b)
10/01/19	5.000%	1,947,451	1,962,875
Sheridan Production Partners I-A LP Tranche B2 Term Loan (a)(b)
10/01/19	5.000%	258,053	260,097
Sheridan Production Partners I-M LP Tranche B2 Term Loan (a)(b)
10/01/19	5.000%	157,621	158,869
Total			14,078,549
Integrated Energy 0.3%
Gibson Energy ULC Tranche B Term Loan (a)(b)
06/15/18	4.750%	2,574,000	2,608,311
Life Insurance 0.3%
Alliant Holdings I, Inc. Term Loan (a)(b)
12/20/19	5.000%	1,850,000	1,871,589
CNO Financial Group, Inc. Tranche B2 Term Loan (a)(b)
09/28/18	5.000%	931,872	941,386
Total			2,812,975
Media Cable 4.5%
Bresnan Broadband Holdings LLC Tranche B Term Loan (a)(b)
12/14/17	4.500%	2,003,259	2,015,278
CSC Holdings LLC Tranche B3 Term Loan (a)(b)
03/29/16	3.204%	5,829,749	5,855,225
Cequel Communications LLC Term Loan (a)(b)
02/14/19	4.000%	4,024,325	4,059,538
Charter Communications Operating LLC Tranche C Term Loan (a)(b)
09/06/16	3.460%	983,220	988,136
DG FastChannel, Inc. Term Loan (a)(b)
07/26/18	7.250%	1,534,462	1,493,538

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Media Cable (continued)
Kabel Deutschland Gmbh Tranche F1 Term Loan (a)(b)
02/01/19	3.250%	$1,225,000	$1,236,735
MCC Iowa LLC Tranche F Term Loan (a)(b)
10/23/17	4.500%	2,917,500	2,933,313
Mediacom Illinois LLC Tranche E Term Loan (a)(b)
10/23/17	4.500%	4,864,937	4,883,181
Midcontinent Communications Tranche B Term Loan (a)(b)
12/31/16	4.000%	961,905	964,310
Nine Entertainment Group Ltd. Tranche B Term Loan (a)(b)
02/05/20	3.500%	700,000	700,875
TWCC Holding Corp. Term Loan (a)(b)
02/13/17	3.500%	2,000,000	2,025,360
UPC Financing Partnership (a)(b)
Term Loan
01/31/21	4.000%	775,000	786,625
Tranche T Term Loan
12/30/16	3.704%	1,578,393	1,586,285
Tranche X Term Loan
12/31/17	3.704%	2,500,000	2,511,875
Virgin Media Investment Tranche B Term Loan (a)(b)(c)
02/15/20	3.500%	3,825,000	3,806,602
WaveDivision Holdings LLC Term Loan (a)(b)
10/12/19	4.000%	325,000	328,455
Total			36,175,331
Media Non-Cable 6.0%
Cengage Learning Acquisitions, Inc. Term Loan (a)(b)
07/03/14	2.710%	2,920,202	2,242,715
Clear Channel Communications, Inc. Tranche B Term Loan (a)(b)
01/29/16	3.854%	1,968,939	1,743,988
Crown Media Holdings, Inc. Tranche B Term Loan (a)(b)
07/14/18	6.750%	518,458	519,754
Cumulus Media Holdings, Inc. 1st Lien Term Loan (a)(b)
09/17/18	4.500%	6,685,161	6,767,322
FoxCo Acquisition Sub LLC Tranche B Term Loan (a)(b)
07/14/17	5.500%	1,467,627	1,491,931

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Media Non-Cable (continued)
Getty Images, Inc. Term Loan (a)(b)
10/18/19	4.750%	$6,500,000	$6,584,500
Gray Television, Inc. Term Loan (a)(b)
10/12/19	4.750%	457,883	462,842
ION Media Networks, Inc. Term Loan (a)(b)
06/25/18	7.250%	798,000	805,980
Intelsat Jackson Holdings SA Tranche B Term Loan (a)(b)
04/02/18	4.500%	7,860,250	7,966,363
LIN Television Corp. Tranche B Term Loan (a)(b)
12/21/18	4.000%	666,566	672,818
Lodgenet Interactive Corp. Term Loan (a)(b)(d)
04/04/14	0.000%	1,113,532	813,992
McGraw-Hill Global Education Holdings LLC Tranche B Term Loan (a)(b)
03/22/19	9.000%	800,000	771,504
Merrill Communications LLC Term Loan (a)(b)
03/08/18	7.250%	675,000	674,494
Micro Holding LP Term Loan (a)(b)
03/18/20	6.250%	900,000	900,279
National CineMedia LLC Term Loan (a)(b)
11/26/19	3.460%	475,000	478,116
Nelson Education Ltd. 1st Lien Term Loan (a)(b)
07/04/14	2.784%	1,422,171	1,087,961
Nielsen Finance LLC Tranche E Term Loan (a)(b)
05/01/16	2.952%	4,391,193	4,433,041
Raycom TV Broadcasting LLC Tranche B Term Loan (a)(b)
05/31/17	4.250%	957,937	960,332
Sinclair Television Group, Inc. Tranche B Term Loan (a)(b)
10/28/16	5.250%	851,798	853,280
Tribune Co. Tranche B Term Loan (a)(b)
12/31/19	4.000%	1,596,000	1,608,768

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Media Non-Cable (continued)
Univision Communications, Inc. 1st Lien Term Loan (a)(b)
03/01/20	4.750%	$6,570,371	$6,602,171
Total			48,442,151
Metals 3.2%
Constellium Holdco BV Term Loan (a)(b)
03/25/20	6.250%	500,000	508,750
Essar Steel Algoma, Inc. Term Loan (a)(b)
09/19/14	8.750%	970,125	984,677
FMG Resources August 2006 Proprietary Ltd. Term Loan (a)(b)
10/18/17	5.250%	5,522,250	5,584,872
Fairmount Minerals Ltd. Tranche B Term Loan (a)(b)
03/15/17	5.250%	3,786,464	3,807,782
JFB Firth Rixson, Inc. Term Loan (a)(b)
06/30/17	0.000%	300,000	302,001
JMC Steel Group, Inc. Term Loan (a)(b)
04/01/17	4.750%	2,205,042	2,224,315
Novelis, Inc. Term Loan (a)(b)
03/10/17	3.750%	5,521,898	5,590,921
SunCoke Energy, Inc. Tranche B Term Loan (a)(b)
07/26/18	4.000%	403,644	403,644
Walter Energy, Inc. Tranche B Term Loan (a)(b)
04/02/18	5.750%	5,059,690	5,086,406
Waupaca Foundry, Inc. Term Loan (a)(b)
06/29/17	5.750%	1,143,753	1,156,620
Total			25,649,988
Non-Captive Diversified 0.2%
American Capital Ltd. Term Loan (a)(b)
08/22/16	5.500%	875,000	888,125
Ocwen Loan Servicing Term Loan (a)(b)
02/15/18	5.000%	1,175,000	1,194,094
Total			2,082,219

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Oil Field Services 0.4%
FTS International, Inc. Term Loan (a)(b)
05/06/16	8.500%	$2,038,732	$1,925,460
Preferred Proppants LLC Tranche B Term Loan (a)(b)
12/15/16	9.000%	1,604,687	1,498,377
Total			3,423,837
Other Financial Institutions 1.3%
Asset Acceptance Capital Corp. Tranche B Term Loan (a)(b)
11/14/17	8.750%	1,401,250	1,410,008
Citco III Ltd. (a)(b)
Term Loan
06/29/18	4.250%	391,927	392,091
06/29/18	4.250%	2,787,575	2,788,745
Grosvenor Capital Management Holdings LLLP Tranche C Term Loan (a)(b)
12/05/16	4.250%	1,032,716	1,024,971
HarbourVest Partners LP Term Loan (a)(b)
11/21/17	4.750%	2,233,660	2,236,453
MIP Delaware LLC Tranche B1 Term Loan (a)(b)
03/09/20	4.000%	1,022,291	1,029,110
Mercury Payment Systems LLC Term Loan (a)(b)
07/01/17	5.500%	1,060,252	1,070,855
Unifrax Holding Co. Term Loan (a)(b)
11/18/18	6.500%	382,177	385,448
Total			10,337,681
Other Industry 3.8%
Advantage Sales & Marketing, Inc. 1st Lien Term Loan (a)(b)
12/18/17	4.250%	4,995,571	5,045,527
Allied Security Holdings LLC 1st Lien Term Loan (a)(b)
02/03/17	5.250%	1,543,523	1,554,142
Altegrity, Inc. (a)(b)
Term Loan
02/21/15	3.204%	1,784,778	1,744,621
Tranche D Term Loan
02/21/15	7.750%	566,359	570,607
Aluma Systems, Inc. Tranche 1 Term Loan (a)(b)
10/23/18	6.250%	144,436	145,699

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Other Industry (continued)
Ascend Learning LLC 1st Lien Term Loan (a)(b)
05/23/17	7.003%	$2,000,000	$1,988,340
BarBri, Inc. Term Loan (a)(b)
06/19/17	6.000%	718,781	718,781
Brand Energy & Infrastructure Services, Inc. Tranche B1 1st Lien Term Loan (a)(b)
10/23/18	6.250%	603,327	608,606
Education Management LLC Tranche C3 Term Loan (a)(b)
03/30/18	8.250%	1,483,756	1,278,152
Husky Injection Molding Systems Ltd. (Yukon Acquisition, Inc.) Term Loan (a)(b)
07/02/18	4.250%	3,256,088	3,290,960
Jason, Inc. Term Loan (a)(b)
02/28/19	5.000%	500,000	500,000
Laureate Education, Inc. Term Loan (a)(b)
06/15/18	5.250%	7,928,212	8,002,579
Meritas Schools Holdings LLC 1st Lien Term Loan (a)(b)
07/29/17	7.500%	1,157,175	1,145,603
RE/MAX International LLC Term Loan (a)(b)
04/16/16	5.500%	1,140,625	1,150,606
Symphonyiri Group, Inc. Tranche B Term Loan (a)(b)
12/01/17	5.000%	1,477,500	1,492,275
TriMas Co. LLC Tranche B Term Loan (a)(b)
10/11/19	3.750%	820,875	820,875
WireCo WorldGroup, Inc. Term Loan (a)(b)
02/15/17	6.000%	646,750	653,217
Total			30,710,590
Packaging 1.9%
BWAY Holding Co. Term Loan (a)(b)
08/06/17	4.500%	2,468,812	2,494,735
Berry Plastics Corp. Tranche D Term Loan (a)(b)
02/10/20	3.500%	2,025,000	2,019,472
Berry Plastics Holding Corp. Tranche C Term Loan (a)(b)
04/03/15	2.204%	1,115,609	1,119,212

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Packaging (continued)
John Henry Holdings, Inc. 1st Lien Term Loan (a)(b)
12/06/18	6.000%	$573,563	$583,600
Reynolds Group Holdings, Inc. Term Loan (a)(b)
09/28/18	4.750%	5,198,875	5,270,879
Tank Holding Corp. Term Loan (a)(b)
07/09/19	4.250%	1,000,746	1,001,577
TricorBraun, Inc. Term Loan (a)(b)
05/03/18	5.503%	2,791,000	2,813,105
Total			15,302,580
Pharmaceuticals 2.5%
Alkermes, Inc. Term Loan (a)(b)
09/25/19	3.500%	349,123	348,976
Aptalis Pharma, Inc. Tranche B1 Term Loan (a)(b)
02/10/17	5.500%	977,500	984,343
Catalent Pharma Solutions, Inc. (a)(b)
Tranche 1 Term Loan
09/15/16	3.704%	1,948,320	1,962,933
Tranche 2 Term Loan
09/15/17	4.250%	1,334,731	1,344,741
Grifols, Inc. Tranche B Term Loan (a)(b)
06/01/17	4.250%	6,129,565	6,183,872
Patriot Coal Corp. Debtor In Possession Term Loan (a)(b)(e)
12/31/13	9.250%	850,000	854,250
Pharmaceutical Product Development, Inc. Term Loan (a)(b)
12/05/18	4.250%	4,688,250	4,739,024
Valeant Pharmaceuticals International, Inc. (a)(b)
Tranche C1 Term Loan
12/11/19	3.500%	673,313	680,604
Tranche D1 Term Loan
02/13/19	3.500%	845,755	854,966
WC Luxco SARL Tranche B3 Term Loan (a)(b)
03/15/18	4.250%	787,322	799,297
Warner Chilcott Co. LLC Tranche B2 Term Loan (a)(b)
03/15/18	4.250%	354,039	359,424
Warner Chilcott Corp. (a)(b)
Tranche B1 Term Loan
03/15/18	4.250%	999,125	1,014,322

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Pharmaceuticals (continued)
03/15/18	4.250%	$434,926	$441,541
Total			20,568,293
Property & Casualty 0.9%
AmWINS Group LLC 1st Lien Term Loan (a)(b)
09/06/19	5.000%	473,813	478,996
HUB International Ltd. (a)(b)
Term Loan
06/13/17	4.704%	1,962,138	1,973,479
12/13/17	6.750%	2,910,301	2,931,721
USI, Inc. Term Loan (a)(b)
12/27/19	5.250%	1,995,000	2,014,950
Total			7,399,146
Refining 0.3%
CITGO Petroleum Corp. (a)(b)
Tranche B Term Loan
06/24/15	8.000%	291,072	293,254
Tranche C Term Loan
06/24/17	9.000%	1,957,464	1,996,614
Total			2,289,868
Restaurants 2.5%
Brasa Holdings, Inc. Tranche B Term Loan (a)(b)
07/22/19	7.500%	472,625	473,807
Burger King Corp. Tranche B Term Loan (a)(b)
09/28/19	3.750%	3,233,750	3,270,712
Dave & Buster’s, Inc. Term Loan (a)(b)
06/01/16	5.500%	1,945,000	1,945,817
DineEquity, Inc. Tranche B2 Term Loan (a)(b)
10/19/17	3.750%	3,159,998	3,207,398
Dunkin’ Brands, Inc. Tranche B3 Term Loan (a)(b)
02/14/20	3.750%	2,545,960	2,573,151
Landry’s, Inc. Tranche B Term Loan (a)(b)
04/24/18	4.750%	4,031,485	4,061,721
NPC International, Inc. Term Loan (a)(b)
12/28/18	4.311%	785,333	791,875
OSI Restaurant Partners LLC Term Loan (a)(b)
10/28/19	4.750%	2,861,824	2,898,226

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Restaurants (continued)
PF Chang’s China Bistro, Inc. Term Loan (a)(b)
06/22/19	5.250%	$1,420,369	$1,441,674
Total			20,664,381
Retailers 6.5%
99 Cents Only Stores Tranche B1 Term Loan (a)(b)
01/11/19	5.250%	3,044,071	3,079,960
Bass Pro Group LLC Term Loan (a)(b)
11/20/19	4.042%	1,271,812	1,283,462
Blue Buffalo Co., Ltd. Tranche B2 Term Loan (a)(b)
08/08/19	4.750%	1,368,134	1,386,945
Evergreen Acqco 1 LP Term Loan (a)(b)
07/09/19	5.000%	669,946	677,691
FTD Group, Inc. Term Loan (a)(b)
06/11/18	4.750%	2,313,243	2,330,593
General Nutrition Centers, Inc. Tranche B Term Loan (a)(b)
03/02/18	3.750%	8,937,795	9,006,438
Harbor Freight Tools, USA, Inc./Central Purchasing LLC Term Loan (a)(b)
11/14/17	5.500%	1,144,250	1,157,123
J. Crew Group, Inc. Term Loan (a)(b)
03/07/18	4.000%	5,902,424	5,963,692
Jo-Ann Stores, Inc. Tranche B Term Loan (a)(b)
03/16/18	4.000%	5,309,616	5,358,730
Michaels Stores, Inc. Tranche B Term Loan (a)(b)
01/28/20	3.750%	2,425,000	2,447,552
National Vision, Inc. Term Loan (a)(b)
08/02/18	7.000%	814,688	820,798
Neiman Marcus Group, Inc. (The) Term Loan (a)(b)
05/16/18	4.000%	7,700,000	7,761,600
Pantry, Inc. (The) Term Loan (a)(b)
08/03/19	5.750%	447,750	451,287
Party City Holdings, Inc. Term Loan (a)(b)
07/27/19	4.250%	1,271,813	1,280,359

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Retailers (continued)
PetCo Animal Supplies, Inc. Term Loan (a)(b)
11/24/17	4.000%	$5,508,311	$5,576,504
Rite Aid Corp. (a)(b)
Tranche 1 2nd Lien Term Loan
08/21/20	5.750%	425,000	439,875
Tranche 6 Term Loan
02/21/20	4.000%	2,175,000	2,198,555
Travelport LLC (a)(b)
Synthetic Letter of Credit
08/23/13	3.034%	153,677	151,564
Tranche B Term Loan
08/23/15	5.056%	975,246	968,848
Total			52,341,576
Supermarkets 0.6%
Albertson’s LLC Tranche B Term Loan (a)(b)
03/21/16	5.750%	675,000	685,969
SUPERVALU, Inc. Term Loan (a)(b)
03/21/19	6.250%	2,150,000	2,185,174
Sprouts Farmers Markets Holdings LLC Tranche 1 Term Loan (a)(b)
04/18/18	6.000%	719,563	723,613
United Central Industrial Supply Co. LLC Tranche B Term Loan (a)(b)
10/09/18	7.500%	1,041,600	1,005,144
Total			4,599,900
Technology 13.2%
Aeroflex, Inc. Tranche B Term Loan (a)(b)
05/09/18	5.750%	3,273,569	3,305,126
Applied Systems, Inc. 1st Lien Term Loan (a)(b)
12/08/16	5.500%	1,696,636	1,702,999
Aspect Software, Inc. Tranche B Term Loan (a)(b)
05/07/16	7.000%	3,881,197	3,923,230
Audio Visual Services Group, Inc. 1st Lien Term Loan (a)(b)
11/09/18	6.750%	1,019,875	1,014,776
CCC Information Services Group, Inc. Tranche B Term Loan (a)(b)
12/20/19	5.250%	299,250	302,093
Cinedigm Funding I LLC Term Loan (a)(b)
02/28/18	3.750%	1,743,964	1,748,324

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Technology (continued)
Commscope, Inc. Tranche 2 Term Loan (a)(b)
01/14/18	3.750%	$6,009,868	$6,067,383
CompuCom Systems, Inc. 1st Lien Term Loan (a)(b)
10/04/18	6.500%	748,125	762,152
Dealer Computer Services, Inc. Tranche B Term Loan (a)(b)
04/21/18	3.750%	1,443,304	1,454,994
EIG Investors Corp. Tranche B Term Loan (a)(b)
11/09/19	6.250%	1,870,313	1,880,842
Edwards (Cayman Islands II) Ltd. 1st Lien Term Loan (a)(b)
05/31/16	5.500%	1,300,000	1,300,000
Epicor Software Corp. Tranche B1 Term Loan (a)(b)
05/16/18	4.500%	3,456,162	3,495,044
Expert Global Solutions, Inc. Tranche B 1st Lien Term Loan (a)(b)
04/03/18	8.500%	2,368,101	2,390,314
First Data Corp. (a)(b)
Term Loan
03/24/17	5.204%	500,000	503,375
03/23/18	4.204%	3,141,285	3,127,557
Tranche B Term Loan
09/24/18	5.204%	1,325,000	1,333,652
Freescale Semiconductor, Inc. Tranche B4 Term Loan (a)(b)
03/01/20	5.000%	2,750,000	2,756,023
Genpact Ltd. Term Loan (a)(b)
08/30/19	4.250%	1,716,375	1,739,975
Go Daddy Operating Co. LLC Tranche B2 Term Loan (a)(b)
12/17/18	4.250%	2,392,976	2,402,453
Greeneden U.S. Holdings II LLC Term Loan (a)(b)
02/08/20	4.000%	572,368	575,230
Hyland Software, Inc. Term Loan (a)(b)
10/25/19	5.500%	324,188	325,909
Infor (U.S.), Inc. Tranche B2 Term Loan (a)(b)
04/05/18	5.250%	4,962,562	5,038,242
Interactive Data Corp. Tranche B Term Loan (a)(b)
02/11/18	3.750%	1,916,109	1,936,477

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Technology (continued)
Kronos, Inc. 1st Lien Term Loan (a)(b)
10/30/19	4.500%	$1,471,313	$1,488,483
Magic Newco LLC 1st Lien Term Loan (a)(b)
12/12/18	7.250%	1,994,987	2,021,581
Microsemi Corp. Term Loan (a)(b)
02/19/20	3.750%	1,609,245	1,622,923
NXP BV/ Funding LLC Tranche C Loan (a)(b)
01/10/20	4.750%	2,842,875	2,902,575
Novell, Inc. 1st Lien Term Loan (a)(b)
11/22/17	7.272%	3,255,937	3,291,199
RP Crown Parent LLC 1st Lien Term Loan (a)(b)
12/21/18	6.750%	2,967,562	3,023,204
Renaissance Learning, Inc. Term Loan (a)(b)
11/13/18	5.750%	522,375	526,622
Rocket Software, Inc. 1st Lien Term Loan (a)(b)
02/08/18	5.750%	493,752	495,603
Rovi Solutions Corp./Guides, Inc. Tranche B2 Term Loan (a)(b)
03/29/19	4.000%	923,137	920,829
SCS Holdings I, Inc. Term Loan (a)(b)
12/07/18	7.000%	530,769	537,404
SSI Investments II Ltd. Term Loan (a)(b)
05/26/17	5.000%	782,507	790,982
Sensata Technology BV/Finance Co. LLC Term Loan (a)(b)
05/12/18	3.750%	4,789,687	4,839,740
Serena Software, Inc. (a)(b)
Term Loan
03/10/16	4.203%	2,200,000	2,205,500
Tranche B Term Loan
03/10/16	5.000%	425,000	426,594
Shield Finance Co. SARL Tranche B Term Loan (a)(b)
05/10/19	6.500%	1,688,494	1,703,268
Sitel LLC Tranche A Term Loan (a)(b)
01/30/17	7.055%	2,377,759	2,367,368
Softlayer Technologies, Inc. Tranche B Term Loan (a)(b)
11/09/16	7.250%	562,063	563,822

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Technology (continued)
Spansion LLC Term Loan (a)(b)
12/13/18	0.000%	$721,282	$728,495
SunGard Data Systems, Inc. (a)(b)
Tranche C Term Loan
02/28/17	3.955%	540,911	543,161
Tranche D Term Loan
01/31/20	4.500%	623,438	630,713
Tranche E Term Loan
03/08/20	4.000%	5,250,000	5,297,565
SurveyMonkey.com LLC Term Loan (a)(b)
02/07/19	5.500%	525,000	531,563
Syniverse Holdings, Inc. (a)(b)
Term Loan
04/23/19	5.000%	2,307,562	2,324,292
Syniverse Holdings, Inc. (a)(b)(c)
Term Loan
04/23/19	0.000%	1,150,000	1,152,392
TNS, Inc. 1st Lien Term Loan (a)(b)
02/14/20	5.000%	850,000	847,875
Trans Union LLC Term Loan (a)(b)
02/08/19	4.250%	6,796,059	6,881,010
TransFirst Holdings, Inc. Tranche B 1st Lien Term Loan (a)(b)
12/27/17	6.250%	997,500	1,010,906
TriZetto Group, Inc. Term Loan (a)(b)
05/02/18	4.750%	1,552,152	1,557,413
Vantiv LLC Tranche B Term Loan (a)(b)
03/27/19	3.750%	544,500	545,976
VeriFone, Inc. Tranche B Term Loan (a)(b)
12/28/18	4.250%	245,729	245,975
Wall Street Systems Delaware, Inc. 1st Lien Term Loan (a)(b)
10/25/19	5.750%	1,097,250	1,109,594
Web.com Group, Inc. 1st Lien Term Loan (a)(b)
10/27/17	4.500%	2,773,076	2,793,874
iPayment, Inc. Term Loan (a)(b)
05/08/17	5.750%	1,461,880	1,466,148
Total			106,480,819

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Textile 0.1%
Wolverine World Wide, Inc. Tranche B Term Loan (a)(b)
10/09/19	4.000%	$470,152	$474,266
Transportation Services 0.8%
Avis Budget Car Rental LLC Tranche B Term Loan (a)(b)
03/15/19	3.750%	550,000	555,616
Evergreen International Aviation, Inc. 1st Lien Term Loan (a)(b)(d)
06/30/15	0.000%	919,888	875,430
Hertz Corp. (The) (a)(b)
Tranche B Term Loan
03/11/18	3.750%	3,650,500	3,653,530
Tranche B1 Term Loan
03/11/18	3.750%	1,695,750	1,716,947
Total			6,801,523
Wireless 2.3%
Cricket Communications Leap Wireless Tranche C Term Loan (a)(b)(c)
03/01/20	4.750%	1,975,000	1,985,369
Cricket Communications, Inc. Term Loan (a)(b)
10/10/19	4.750%	448,875	450,841
Crown Castle Operating Co. Tranche B Term Loan (a)(b)
01/31/19	4.000%	2,461,325	2,486,972
Instant Web, Inc. (a)(b)
Delayed Draw Term Loan
08/07/14	3.579%	162,805	113,964
Term Loan

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Wireless (continued)
08/07/14	3.579%	$1,561,781	$1,093,247
MetroPCS Wireless, Inc. Tranche B3 Term Loan (a)(b)
03/17/18	4.000%	6,438,062	6,452,998
SBA Senior Finance II LLC Term Loan (a)(b)
06/30/18	3.750%	1,056,188	1,065,957
SBA Senior Finance II LLC Tranche B Term Loan (a)(b)
09/28/19	3.750%	399,000	403,740
Telesat Canada Tranche B Term Loan (a)(b)
03/28/19	5.500%	4,615,125	4,653,569
Total			18,706,657
Wirelines 0.1%
Alaska Communications Systems Holdings, Inc. Term Loan (a)(b)
10/21/16	5.500%	740,860	723,398
Total Senior Loans (Cost: $769,222,361)			$778,532,200

		Shares	Value

Money Market Funds 5.7%
Columbia Short-Term Cash Fund, 0.132% (f)(g)		46,459,128	$46,459,128
Total Money Market Funds (Cost: $46,459,128)			$46,459,128
Total Investments (Cost: $815,681,489) (h)			$824,991,328(i)
Other Assets & Liabilities, Net			(16,537,523)
Net Assets			$808,453,805

Notes to Portfolio of Investments

(a)             Senior loans have rates of interest that float periodically based primarily on the London Interbank Offered Rate (“LIBOR”) and other short-term rates. The interest rate shown reflects the weighted average coupon as of March 31, 2013. The interest rate shown for senior loans purchased on a when-issued or delayed delivery basis, if any, reflects an estimated average coupon. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

(b)             Variable rate security.

(c)             Represents a security purchased on a when-issued or delayed delivery basis.

(d)             Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At March 31, 2013, the value of these securities amounted to $1,689,422, which represents 0.21% of net assets.

(e)             The borrower filed for protection under Chapter 11 of the U.S. Federal Bankruptcy Code.

(f)               The rate shown is the seven-day current annualized yield at March 31, 2013.

(g)             As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2013, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	53,055,866	76,866,018	(83,462,756)	46,459,128	15,864	46,459,128

(h)             At March 31, 2013, the cost of securities for federal income tax purposes was approximately $815,681,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$12,853,000
Unrealized Depreciation	(3,543,000)
Net Unrealized Appreciation	$9,310,000

(i)                Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                  Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                  Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                  Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third- party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2013:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Senior Loans
Aerospace & Defense	—	10,601,864	497,217	11,099,081
Automotive	—	27,339,703	—	27,339,703
Banking	—	2,995,083	—	2,995,083
Brokerage	—	7,966,163	—	7,966,163
Chemicals	—	24,296,504	769,188	25,065,692
Construction Machinery	—	1,469,468	—	1,469,468
Consumer Cyclical Services	—	36,887,873	—	36,887,873
Consumer Products	—	26,499,327	—	26,499,327
Diversified Manufacturing	—	18,620,871	—	18,620,871
Electric	—	15,915,332	—	15,915,332
Entertainment	—	23,636,018	—	23,636,018
Environmental	—	5,478,137	—	5,478,137
Food and Beverage	—	42,936,014	476,087	43,412,101
Gaming	—	8,912,347	1,199,137	10,111,484
Gas Distributors	—	—	4,322,988	4,322,988
Gas Pipelines	—	2,460,842	—	2,460,842
Health Care	—	80,938,435	1,639,563	82,577,998
Independent Energy	—	14,078,549	—	14,078,549
Integrated Energy	—	2,608,311	—	2,608,311
Life Insurance	—	2,812,975	—	2,812,975
Media Cable	—	36,175,331	—	36,175,331
Media Non-Cable	—	48,442,151	—	48,442,151
Metals	—	24,089,724	1,560,264	25,649,988
Non-Captive Diversified	—	1,194,094	888,125	2,082,219
Oil Field Services	—	1,925,460	1,498,377	3,423,837
Other Financial Institutions	—	10,337,681	—	10,337,681
Other Industry	—	27,167,149	3,543,441	30,710,590
Packaging	—	15,302,580	—	15,302,580
Pharmaceuticals	—	20,568,293	—	20,568,293
Property & Casualty	—	7,399,146	—	7,399,146
Refining	—	2,289,868	—	2,289,868
Restaurants	—	18,748,900	1,915,481	20,664,381
Retailers	—	49,038,622	3,302,954	52,341,576
Supermarkets	—	4,599,900	—	4,599,900
Technology	—	105,559,990	920,829	106,480,819
Textile	—	474,266	—	474,266
Transportation Services	—	6,801,523	—	6,801,523
Wireless	—	17,499,446	1,207,211	18,706,657
Wirelines	—	723,398	—	723,398
Total Equity Securities	—	754,791,338	23,740,862	778,532,200
Other
Money Market Funds	46,459,128	—	—	46,459,128
Total Other	46,459,128	—	—	46,459,128
Total	46,459,128	754,791,338	23,740,862	824,991,328

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

The following table is a reconciliation of Level 3 assets for which significant observable and/or unobservable inputs were used to determine fair value.

Senior Loans ($)
Balance as of December 31, 2012	42,581,198
Accrued discounts/premiums	27,293
Realized gain (loss)	51,177
Change in unrealized appreciation (depreciation)(a)	5,558
Sales	(7,880,677)
Purchases	2,066,125
Transfers into Level 3	2,838,020
Transfers out of Level 3	(15,947,832)
Balance as of March 31, 2013	23,740,862

(a)Change in unrealized appreciation (depreciation) relating to securities held at March 31, 2013 was $28,402.

The Fund does not hold any significant investments with unobservable inputs which are categorized as Level 3.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain senior loans classified as Level 3 securities are valued using the market approach and utilize single market quotations from broker dealers which may have included, but not limited to, the distressed nature of the security and observable transactions for similar assets in the market. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.

Financial Assets were transferred from Level 2 to Level 3 due to utilizing a single market quotation from a broker dealer.  As a result, as of period end, management determined to value the security(s) under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Financial assets were transferred from Level 3 to Level 2 as observable market inputs were utilized and management’s determination that there was sufficient, reliable and observable market data to value these assets as of period end, March 31, 2013.

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

Portfolio of Investments

Variable Portfolio – Holland Large Cap Growth Fund

(formerly Variable Portfolio – Marsico Growth Fund)

March 31, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 97.9%
CONSUMER DISCRETIONARY 15.9%
Hotels, Restaurants & Leisure 3.7%
Yum! Brands, Inc.	688,750	$49,548,675
Internet & Catalog Retail 5.8%
Amazon.com, Inc. (a)	190,450	50,753,020
priceline.com, Inc. (a)	38,134	26,233,523
Total		76,986,543
Specialty Retail 3.5%
Advance Auto Parts, Inc.	354,050	29,262,233
GNC Holdings, Inc., Class A	434,594	17,070,852
Total		46,333,085
Textiles, Apparel & Luxury Goods 2.9%
Nike, Inc., Class B	432,162	25,501,880
Under Armour, Inc., Class A (a)	269,950	13,821,440
Total		39,323,320
TOTAL CONSUMER DISCRETIONARY		212,191,623
CONSUMER STAPLES 8.9%
Beverages 3.7%
Monster Beverage Corp. (a)	483,350	23,075,129
PepsiCo, Inc.	342,050	27,059,575
Total		50,134,704
Food & Staples Retailing 2.2%
Costco Wholesale Corp.	271,850	28,846,004
Food Products 2.2%
Mead Johnson Nutrition Co.	376,050	29,125,072
Household Products 0.8%
Procter & Gamble Co. (The)	146,150	11,262,319
TOTAL CONSUMER STAPLES		119,368,099
ENERGY 8.9%
Energy Equipment & Services 2.0%
Halliburton Co.	658,450	26,607,964
Oil, Gas & Consumable Fuels 6.9%
Occidental Petroleum Corp.	268,100	21,010,997
Range Resources Corp.	687,950	55,751,468

Issuer	Shares	Value

Common Stocks (continued)
ENERGY (CONTINUED)
Oil, Gas & Consumable Fuels (continued)
Southwestern Energy Co. (a)	417,250	$15,546,735
Total		92,309,200
TOTAL ENERGY		118,917,164
FINANCIALS 3.4%
Capital Markets 3.4%
BlackRock, Inc.	63,100	16,209,128
Greenhill & Co., Inc.	302,950	16,171,471
TD Ameritrade Holding Corp.	625,300	12,893,686
Total		45,274,285
TOTAL FINANCIALS		45,274,285
HEALTH CARE 14.5%
Biotechnology 4.4%
BioMarin Pharmaceutical, Inc. (a)	314,697	19,593,035
Gilead Sciences, Inc. (a)	485,514	23,756,200
Vertex Pharmaceuticals, Inc. (a)	283,700	15,597,826
Total		58,947,061
Health Care Equipment & Supplies 3.5%
Covidien PLC	686,600	46,578,944
Health Care Providers & Services 3.2%
DaVita HealthCare Partners, Inc. (a)	240,450	28,514,966
Laboratory Corp. of America Holdings (a)	161,500	14,567,300
Total		43,082,266
Health Care Technology 1.6%
Cerner Corp. (a)	236,100	22,370,475
Life Sciences Tools & Services 1.8%
Waters Corp. (a)	252,779	23,738,476
TOTAL HEALTH CARE		194,717,222
INDUSTRIALS 8.5%
Aerospace & Defense 3.6%
Honeywell International, Inc.	421,050	31,726,117
United Technologies Corp.	177,250	16,560,468
Total		48,286,585

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Electrical Equipment 1.8%
Roper Industries, Inc.	191,200	$24,341,672
Machinery 1.0%
WABCO Holdings, Inc. (a)	192,950	13,620,340
Professional Services 2.1%
IHS, Inc., Class A (a)	267,300	27,991,656
TOTAL INDUSTRIALS		114,240,253
INFORMATION TECHNOLOGY 33.1%
Communications Equipment 7.7%
Cisco Systems, Inc.	1,978,050	41,361,026
QUALCOMM, Inc.	911,771	61,043,068
Total		102,404,094
Computers & Peripherals 2.9%
Apple, Inc.	88,035	38,966,932
Internet Software & Services 3.0%
Google, Inc., Class A (a)	50,375	39,999,261
IT Services 9.2%
Automatic Data Processing, Inc.	175,650	11,420,763
International Business Machines Corp.	180,000	38,394,000
NeuStar, Inc., Class A (a)	419,950	19,540,273
Visa, Inc., Class A	317,509	53,925,729
Total		123,280,765
Semiconductors & Semiconductor Equipment 0.8%
Intel Corp.	500,250	10,930,463

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
Software 9.5%
Adobe Systems, Inc. (a)	810,550	$35,267,030
Citrix Systems, Inc. (a)	817,000	58,954,720
MICROS Systems, Inc. (a)	367,000	16,702,170
Microsoft Corp.	549,750	15,728,348
Total		126,652,268
TOTAL INFORMATION TECHNOLOGY		442,233,783
MATERIALS 4.7%
Chemicals 4.7%
Ecolab, Inc.	216,550	17,362,979
Potash Corp. of Saskatchewan, Inc.	523,250	20,537,563
Praxair, Inc.	223,550	24,934,767
Total		62,835,309
TOTAL MATERIALS		62,835,309
Total Common Stocks (Cost: $1,259,969,549)		$1,309,777,738

	Shares	Value

Money Market Funds 3.5%
Columbia Short-Term Cash Fund, 0.132% (b)(c)	46,325,565	$46,325,565
Total Money Market Funds (Cost: $46,325,565)		$46,325,565
Total Investments (Cost: $1,306,295,114)		$1,356,103,303(d)
Other Assets & Liabilities, Net		(19,064,869)
Net Assets		$1,337,038,434

Notes to Portfolio of Investments

(a)	Non-income producing.
(b)	The rate shown is the seven-day current annualized yield at March 31, 2013.
(c)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2013, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Ending Cost ($)	Dividends – Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	139,803,148	497,270,600	(590,748,183)	46,325,565	21,077	46,325,565

(d)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•              Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•              Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•              Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third- party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2013:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	212,191,623	—	—	212,191,623
Consumer Staples	119,368,099	—	—	119,368,099
Energy	118,917,164	—	—	118,917,164
Financials	45,274,285	—	—	45,274,285
Health Care	194,717,222	—	—	194,717,222
Industrials	114,240,253	—	—	114,240,253
Information Technology	442,233,783	—	—	442,233,783
Materials	62,835,309	—	—	62,835,309
Total Equity Securities	1,309,777,738	—	—	1,309,777,738
Other
Money Market Funds	46,325,565	—	—	46,325,565
Total Other	46,325,565	—	—	46,325,565
Total	1,356,103,303	—	—	1,356,103,303

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Portfolio of Investments

Variable Portfolio – Invesco International Growth Fund

March 31, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 90.1%
AUSTRALIA 5.1%
BHP Billiton Ltd.	511,747	$17,494,149
Brambles Ltd.	4,440,793	39,374,155
CSL Ltd.	374,123	23,125,148
WorleyParsons Ltd.	895,285	23,151,848
Total		103,145,300
BELGIUM 1.9%
Anheuser-Busch InBev NV	399,684	39,577,898
BRAZIL 1.9%
Banco Bradesco SA, ADR	2,284,248	38,877,904
CANADA 8.5%
Agrium, Inc.	210,327	20,509,911
Canadian National Railway Co.	180,623	18,153,870
Canadian Natural Resources Ltd.	322,827	10,350,421
Cenovus Energy, Inc.	636,610	19,715,264
CGI Group, Inc., Class A (a)	964,135	26,204,427
Fairfax Financial Holdings Ltd.	53,633	20,942,133
Potash Corp. of Saskatchewan, Inc.	549,501	21,582,999
Suncor Energy, Inc.	1,173,430	35,161,893
Total		172,620,918
CHINA 4.5%
Baidu, Inc., ADR (a)	387,772	34,007,604
China Mobile Ltd.	1,519,500	16,116,414
CNOOC Ltd.	9,357,000	17,992,623
Industrial & Commercial Bank of China Ltd., Class H	32,357,000	22,756,593
Total		90,873,234
DENMARK 0.9%
Novo Nordisk A/S, Class B	112,429	18,121,545
FRANCE 4.5%
Eutelsat Communications SA	438,330	15,454,335
L’Oreal SA	64,039	10,154,340
Publicis Groupe SA	494,104	33,131,459
Schneider Electric SA	315,570	23,057,278
Sodexo	113,652	10,591,293
Total		92,388,705
GERMANY 7.3%
Adidas AG	352,214	36,543,260
Allianz SE, Registered Shares	109,528	14,875,227
Deutsche Boerse AG	255,237	15,457,418
Deutsche Post AG	647,000	14,907,700

Issuer	Shares	Value

Common Stocks (continued)
GERMANY (CONTINUED)
Fresenius Medical Care AG & Co. KGaA	270,740	$18,272,092
SAP AG	598,728	47,967,498
Total		148,023,195
HONG KONG 2.1%
Galaxy Entertainment Group Ltd. (a)	5,295,000	22,204,059
Hutchison Whampoa Ltd.	2,065,000	21,589,927
Total		43,793,986
ISRAEL 1.8%
Teva Pharmaceutical Industries Ltd., ADR	903,443	35,848,618
JAPAN 4.9%
Denso Corp.	380,200	16,154,118
FANUC CORP.	145,700	22,433,514
Keyence Corp.	82,360	25,304,188
Komatsu Ltd.	407,500	9,746,288
Toyota Motor Corp.	495,500	25,550,843
Total		99,188,951
MEXICO 2.7%
America Movil SAB de CV, Class L, ADR	603,375	12,646,740
Fomento Economico Mexicano SAB de CV, ADR	133,810	15,187,435
Grupo Televisa SAB, ADR	1,019,592	27,131,343
Total		54,965,518
NETHERLANDS 1.3%
Unilever NV-CVA	633,529	25,950,325
RUSSIAN FEDERATION 0.4%
Gazprom OAO, ADR	1,040,395	8,895,377
SINGAPORE 3.6%
Avago Technologies Ltd.	778,084	27,948,777
Keppel Corp., Ltd.	2,907,700	26,339,723
United Overseas Bank Ltd.	1,144,000	18,859,930
Total		73,148,430
SOUTH KOREA 2.8%
Hyundai Mobis	115,518	32,428,799
NHN Corp.	98,866	23,900,989
Total		56,329,788

Issuer	Shares	Value

Common Stocks (continued)
SPAIN 1.3%
Amadeus IT Holding SA, Class A	1,018,611	$27,517,782
SWEDEN 4.7%
Investment AB Kinnevik, Class B	592,763	14,389,755
Investor AB, Class B	870,845	25,190,576
Swedbank AB, Class A	963,859	21,960,945
Telefonaktiebolaget LM Ericsson, Class B	1,417,545	17,758,577
Volvo AB B Shares	1,185,348	17,305,884
Total		96,605,737
SWITZERLAND 9.0%
ABB Ltd.	1,187,904	26,791,346
Julius Baer Group Ltd.	549,837	21,378,367
Nestlé SA, Registered Shares	442,029	31,965,965
Novartis AG, Registered Shares	326,987	23,233,196
Roche Holding AG, Genusschein Shares	166,916	38,858,565
Syngenta AG	74,402	31,036,756
UBS AG, Registered Shares	675,004	10,345,842
Total		183,610,037
TAIWAN 1.0%
Taiwan Semiconductor Manufacturing Co., Ltd.	6,344,000	21,247,681
TURKEY 1.1%
Akbank TAS	4,135,030	21,711,593
UNITED KINGDOM 18.8%
BG Group PLC	1,655,007	28,390,962
British American Tobacco PLC	749,321	40,156,855

Issuer	Shares	Value

Common Stocks (continued)
UNITED KINGDOM (CONTINUED)
British Sky Broadcasting Group PLC	1,631,994	$21,896,041
Centrica PLC	3,100,614	17,323,182
Compass Group PLC	3,858,746	49,279,948
Imperial Tobacco Group PLC	991,892	34,648,919
Informa PLC	2,309,480	18,475,615
Kingfisher PLC	4,793,216	20,960,620
Next PLC	321,168	21,306,020
Reed Elsevier PLC	4,543,937	53,922,456
Royal Dutch Shell PLC, Class B	644,729	21,404,988
Shire PLC	356,994	10,870,386
Smith & Nephew PLC	1,458,555	16,843,128
WPP PLC	1,785,554	28,459,994
Total		383,939,114
Total Common Stocks (Cost: $1,486,119,521)		$1,836,381,636

Preferred Stocks 1.0%
GERMANY 1.0%
Volkswagen AG	105,181	$20,898,084
Total Preferred Stocks (Cost: $16,264,210)		$20,898,084

	Shares	Value

Money Market Funds 8.6%
Columbia Short-Term Cash Fund, 0.132% (b)(c)	175,181,767	$175,181,767
Total Money Market Funds (Cost: $175,181,767)		$175,181,767
Total Investments (Cost: $1,677,565,498) (d)		$2,032,461,487(e)
Other Assets & Liabilities, Net		6,566,794
Net Assets		$2,039,028,281

Notes to Portfolio of Investments

(a)	Non-income producing.
(b)	The rate shown is the seven-day current annualized yield at March 31, 2013.
(c)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2013, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Ending Cost ($)	Dividends – Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	174,563,639	103,853,434	(103,235,306)	175,181,767	53,688	175,181,767

(d)

At March 31, 2013, the cost of securities for federal income tax purposes was approximately $1,677,565,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$384,311,000
Unrealized Depreciation	(29,415,000)
Net Unrealized Appreciation	$354,896,000

(e)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

ADR	American Depositary Receipt

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•              Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•              Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•              Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2.  The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements — Security Valuation in the most recent Annual Report dated December 31, 2012.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third- party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2013:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	27,131,343	406,358,861	—	433,490,204
Consumer Staples	15,187,435	182,454,303	—	197,641,738
Energy	65,227,578	99,835,798	—	165,063,376
Financials	59,820,037	186,926,246	—	246,746,283
Health Care	35,848,618	149,324,060	—	185,172,678
Industrials	18,153,869	201,545,816	—	219,699,685
Information Technology	88,160,809	163,696,713	—	251,857,522
Materials	42,092,910	48,530,904	—	90,623,814
Telecommunication Services	12,646,740	16,116,414	—	28,763,154
Utilities	—	17,323,182	—	17,323,182
Preferred Stocks
Consumer Discretionary	—	20,898,084	—	20,898,084
Total Equity Securities	364,269,339	1,493,010,381	—	1,857,279,720
Other
Money Market Funds	175,181,767	—	—	175,181,767
Total Other	175,181,767	—	—	175,181,767
Total	539,451,106	1,493,010,381	—	2,032,461,487

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.  These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.  The models utilized by the third party statistical pricing service take into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Portfolio of Investments

Variable Portfolio – J.P. Morgan Core Bond Fund

March 31, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes 14.1%
Aerospace & Defense 0.1%
BAE Systems Holdings, Inc. (a)
08/15/15	5.200%	$780,000	$846,919
06/01/19	6.375%	555,000	664,630
Lockheed Martin Corp.
Senior Unsecured
11/15/19	4.250%	300,000	337,573
Lockheed Martin Corp. (a)
Senior Unsecured
12/15/42	4.070%	257,000	235,915
Total			2,085,037
Airlines 0.1%
American Airlines Pass-Through Trust
Series 2011-1 Class A
07/31/22	5.250%	206,493	225,077
Series 2011-2 Class A
10/15/21	8.625%	583,822	607,175
Continental Airlines Pass-Through Trust
Pass-Through Certificates
Series 2007-1 Class A
04/19/22	5.983%	760,403	864,959
Series 2012-2 Class A
10/29/24	4.000%	181,000	189,145
Delta Air Lines Pass-Through Trust Series 2011-1 Class A
10/15/20	5.300%	112,481	124,573
Total			2,010,929
Automotive 0.2%
American Honda Finance Corp. (a)
Senior Unsecured
02/28/17	2.125%	452,000	469,058
02/16/18	1.600%	1,118,000	1,130,092
Daimler Finance North America LLC
01/18/31	8.500%	675,000	1,045,174
Daimler Finance North America LLC (a)
04/10/15	1.650%	925,000	935,949
07/31/15	1.300%	591,000	594,981
Johnson Controls, Inc.
Senior Unsecured
12/01/21	3.750%	525,000	557,732
12/01/41	5.250%	865,000	941,662
PACCAR Financial Corp. Senior Unsecured
09/29/14	1.550%	700,000	711,833
Total			6,386,481
Banking 4.0%
American Express Co.
Senior Unsecured
05/20/14	7.250%	425,000	456,157
03/19/18	7.000%	500,000	624,346
American Express Credit Corp.
Senior Unsecured
05/02/13	5.875%	430,000	432,174
08/25/14	5.125%	830,000	881,758

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Banking (continued)
06/12/15	1.750%	$1,325,000	$1,353,860
09/19/16	2.800%	2,039,000	2,158,967
03/24/17	2.375%	541,000	565,710
Associates Corp. of North America Senior Unsecured
11/01/18	6.950%	193,000	235,707
BB&T Corp.
Senior Unsecured
09/25/13	3.375%	555,000	563,084
08/15/17	1.600%	306,000	308,980
04/30/19	6.850%	400,000	510,318
Subordinated Notes
12/23/15	5.200%	400,000	444,245
11/01/19	5.250%	800,000	921,915
Bank of America Corp.
Senior Unsecured
05/15/14	7.375%	250,000	267,545
10/14/16	5.625%	500,000	563,232
09/01/17	6.000%	350,000	406,331
06/01/19	7.625%	50,000	63,486
07/01/20	5.625%	2,750,000	3,210,837
Bank of New York Mellon Corp. (The)
Senior Unsecured
06/18/15	2.950%	1,520,000	1,595,363
01/17/17	2.400%	1,024,000	1,070,145
01/15/20	4.600%	230,000	265,714
09/23/21	3.550%	270,000	292,208
Bank of Nova Scotia Senior Unsecured
01/13/21	4.375%	500,000	568,945
Barclays Bank PLC
Senior Unsecured
02/23/15	2.750%	500,000	516,367
01/08/20	5.125%	400,000	460,145
Barclays Bank PLC (a)
09/21/15	2.500%	1,600,000	1,664,157
Canadian Imperial Bank of Commerce Senior Unsecured
01/23/18	1.550%	655,000	659,394
Capital One Bank USA NA Subordinated Notes
02/15/23	3.375%	2,100,000	2,079,424
Capital One Financial Corp.
Senior Unsecured
09/15/17	6.750%	600,000	724,885
07/15/21	4.750%	381,000	429,893
Citigroup, Inc.
03/01/23	3.375%	240,000	241,928
Senior Unsecured
12/13/13	6.000%	1,455,000	1,507,493
01/15/15	6.010%	2,990,000	3,237,653
05/19/15	4.750%	735,000	788,421
08/07/15	2.250%	525,000	537,383
12/15/15	4.587%	583,000	631,954
01/10/17	4.450%	1,800,000	1,981,685
08/15/17	6.000%	540,000	630,489

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Banking (continued)
11/21/17	6.125%	$900,000	$1,064,134
05/22/19	8.500%	700,000	932,574
08/09/20	5.375%	856,000	1,002,159
12/01/25	7.000%	765,000	981,571
01/15/28	6.625%	215,000	262,899
Comerica Bank Subordinated Notes
08/22/17	5.200%	500,000	576,515
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
Bank Guaranteed
01/11/21	4.500%	1,800,000	2,016,472
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA (a)
Senior Unsecured
09/30/10	5.800%	500,000	563,810
Countrywide Financial Corp. Subordinated Notes
05/15/16	6.250%	1,520,000	1,693,026
Deutsche Bank AG
Senior Unsecured
01/11/16	3.250%	900,000	953,848
09/01/17	6.000%	150,000	177,964
Goldman Sachs Group, Inc. (The)
Senior Unsecured
05/03/15	3.300%	1,001,000	1,043,569
08/01/15	3.700%	1,987,000	2,099,917
02/07/16	3.625%	805,000	854,904
01/18/18	5.950%	1,000,000	1,165,903
04/01/18	6.150%	1,500,000	1,767,550
02/15/19	7.500%	3,565,000	4,456,004
06/15/20	6.000%	1,281,000	1,511,855
07/27/21	5.250%	1,123,000	1,272,436
HSBC Bank PLC (a)
Senior Notes
06/28/15	3.500%	2,621,000	2,772,326
08/12/20	4.125%	622,000	688,194
Senior Unsecured
05/24/16	3.100%	245,000	260,527
01/19/21	4.750%	565,000	645,944
HSBC Holdings PLC
Senior Unsecured
04/05/21	5.100%	586,000	677,106
01/14/22	4.875%	410,000	468,292
HSBC USA, Inc.
Senior Unsecured
02/13/15	2.375%	245,000	252,085
01/16/18	1.625%	1,660,000	1,658,455
ING Bank NV (a)
09/25/15	2.000%	540,000	548,640
KeyBank NA Subordinated Notes
11/01/17	5.700%	817,000	950,732
KeyCorp Senior Unsecured
05/14/13	6.500%	500,000	503,559
Macquarie Group Ltd. (a)

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Banking (continued)
Senior Unsecured
08/01/14	7.300%	$923,000	$988,902
01/14/21	6.250%	926,000	1,034,505
Merrill Lynch & Co., Inc.
Senior Unsecured
09/30/15	5.300%	1,200,000	1,314,640
08/28/17	6.400%	4,249,000	4,987,017
07/15/18	6.500%	1,300,000	1,544,822
Morgan Stanley
01/09/17	5.450%	3,300,000	3,693,786
Senior Unsecured
07/24/15	4.000%	567,000	598,423
02/25/16	1.750%	420,000	423,271
12/28/17	5.950%	1,200,000	1,389,298
09/23/19	5.625%	130,000	149,992
07/24/20	5.500%	696,000	801,556
07/28/21	5.500%	2,815,000	3,227,139
National Australia Bank Ltd. Senior Unsecured (a)
07/27/16	3.000%	3,250,000	3,423,576
National Bank of Canada (a)
01/30/14	1.650%	1,655,000	1,672,212
Northern Trust Co. (The) Subordinated Notes
08/15/18	6.500%	500,000	622,443
Oversea-Chinese Banking Corp., Ltd. Senior Unsecured (a)
03/13/15	1.625%	598,000	606,848
PNC Bank National Association Subordinated Notes
04/01/18	6.875%	1,000,000	1,241,100
PNC Funding Corp. Bank Guaranteed
05/19/14	3.000%	2,015,000	2,072,361
Royal Bank of Canada Senior Unsecured
07/20/16	2.300%	1,215,000	1,267,951
SouthTrust Bank Subordinated Notes
05/15/25	7.690%	500,000	633,731
SunTrust Banks, Inc. Senior Unsecured
01/20/17	3.500%	600,000	642,450
U.S. Bancorp
07/27/15	2.450%	960,000	1,000,711
Senior Unsecured
05/15/17	1.650%	500,000	509,527
05/24/21	4.125%	309,000	344,800
03/15/22	3.000%	358,000	369,017
UBS AG
Senior Unsecured
01/15/15	3.875%	582,000	614,409
04/25/18	5.750%	244,000	289,058

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Banking (continued)
08/04/20	4.875%	$305,000	$351,272
Wachovia Bank NA
Subordinated Notes
08/15/15	5.000%	1,000,000	1,094,646
11/15/17	6.000%	5,300,000	6,327,193
Wachovia Corp.
Senior Unsecured
05/01/13	5.500%	1,875,000	1,883,434
02/01/18	5.750%	1,400,000	1,666,353
Wells Fargo & Co. Senior Unsecured
04/01/21	4.600%	200,000	228,411
Westpac Banking Corp. Senior Unsecured
11/19/19	4.875%	750,000	876,863
Total			115,566,985
Brokerage 0.2%
BlackRock, Inc. Senior Unsecured
09/15/17	6.250%	900,000	1,094,839
Blackstone Holdings Finance Co. LLC Senior Unsecured (a)
03/15/21	5.875%	850,000	985,254
Charles Schwab Corp. (The) Senior Unsecured
09/01/22	3.225%	325,000	335,835
Jefferies Group LLC
Senior Unsecured
11/09/15	3.875%	375,000	391,875
07/15/19	8.500%	1,865,000	2,321,757
Nomura Holdings, Inc.
Senior Unsecured
03/04/15	5.000%	600,000	638,331
01/19/16	4.125%	650,000	688,180
03/04/20	6.700%	190,000	227,341
Total			6,683,412
Building Materials —%
CRH America, Inc.
09/30/16	6.000%	229,000	260,541
Chemicals 0.4%
Dow Chemical Co. (The)
Senior Unsecured
05/15/18	5.700%	275,000	324,173
05/15/19	8.550%	709,000	953,016
11/15/20	4.250%	350,000	384,358
EI du Pont de Nemours & Co.
Senior Unsecured
07/15/13	5.000%	130,000	131,723
03/15/19	5.750%	250,000	305,875
01/15/28	6.500%	355,000	466,948
12/15/36	5.600%	525,000	645,455

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Chemicals (continued)
Ecolab, Inc. Senior Unsecured
12/08/41	5.500%	$970,000	$1,115,018
Mosaic Co. (The) Senior Unsecured
11/15/21	3.750%	670,000	705,339
PPG Industries, Inc.
Senior Unsecured
03/15/18	6.650%	1,225,000	1,511,363
08/15/19	7.400%	278,000	339,009
Potash Corp. of Saskatchewan, Inc.
Senior Unsecured
09/30/15	3.750%	300,000	320,562
05/15/19	6.500%	450,000	558,559
Praxair, Inc.
Senior Unsecured
03/31/14	4.375%	450,000	467,080
03/15/17	5.200%	740,000	859,294
Union Carbide Corp.
Senior Unsecured
06/01/25	7.500%	515,000	641,441
10/01/96	7.750%	920,000	1,074,738
Total			10,803,951
Construction Machinery 0.1%
Caterpillar, Inc.
Senior Unsecured
12/15/18	7.900%	1,000,000	1,343,487
08/15/42	3.803%	1,011,000	958,309
John Deere Capital Corp.
Senior Unsecured
06/29/15	0.950%	755,000	761,946
10/10/17	1.200%	570,000	571,126
Total			3,634,868
Consumer Cyclical Services —%
eBay, Inc. Senior Unsecured
10/15/20	3.250%	420,000	449,856
Consumer Products —%
Kimberly-Clark Corp. Senior Secured
03/01/22	2.400%	268,000	269,743
Koninklijke Philips Electronics NV
Senior Unsecured
03/11/18	5.750%	148,000	176,471
06/01/26	7.200%	175,000	228,278
Newell Rubbermaid, Inc. Senior Unsecured
08/15/20	4.700%	405,000	449,371
Total			1,123,863

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Diversified Manufacturing 0.1%
Eaton Corp. Senior Unsecured
04/01/24	7.625%	$500,000	$648,070
Siemens Financieringsmaatschappij NV (a)
08/17/26	6.125%	385,000	502,829
United Technologies Corp. Senior Unsecured
02/01/19	6.125%	965,000	1,203,674
Total			2,354,573
Electric 1.2%
Alabama Power Co. Senior Unsecured
05/15/38	6.125%	70,000	90,911
American Electric Power Co., Inc.
Senior Unsecured
12/15/17	1.650%	357,000	358,205
12/15/22	2.950%	375,000	374,705
Arizona Public Service Co. Senior Unsecured
04/01/42	4.500%	93,000	97,652
Carolina Power & Light Co.
1st Mortgage
09/15/13	5.125%	461,000	470,884
05/15/22	2.800%	607,000	621,804
04/01/35	5.700%	300,000	362,734
CenterPoint Energy, Inc. Senior Unsecured
05/01/18	6.500%	1,065,000	1,300,760
Cleveland Electric Illuminating Co. (The) 1st Mortgage
11/15/18	8.875%	600,000	797,208
Consumers Energy Co. 1st Mortgage
05/15/22	2.850%	282,000	291,419
DTE Electric Co.
General Refunding Mortgage
06/01/21	3.900%	285,000	319,672
General Refunding Mortgage
06/15/42	3.950%	364,000	362,108
Dominion Resources, Inc.
Senior Unsecured
11/30/17	6.000%	500,000	599,735
08/01/33	5.250%	1,315,000	1,504,394
08/01/41	4.900%	102,000	111,604
Duke Energy Carolinas LLC
01/15/18	5.250%	630,000	746,480
1st Mortgage
06/15/20	4.300%	156,000	179,151
12/15/41	4.250%	313,000	320,863
1st Refunding Mortgage
01/15/38	6.000%	226,000	289,088

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Electric (continued)
Duke Energy Corp. Senior Unsecured
11/15/16	2.150%	$757,000	$782,265
Duke Energy Indiana, Inc. 1st Mortgage
07/15/20	3.750%	772,000	850,519
Exelon Generation Co. LLC
Senior Unsecured
10/01/17	6.200%	800,000	937,911
10/01/20	4.000%	750,000	791,799
Florida Power & Light Co. 1st Mortgage
10/01/33	5.950%	615,000	798,978
Indiana Michigan Power Co. Senior Unsecured
03/15/19	7.000%	420,000	528,021
John Sevier Combined Cycle Generation LLC Secured
01/15/42	4.626%	361,274	407,254
Kansas City Power & Light Co. Senior Unsecured
10/01/41	5.300%	750,000	829,076
National Rural Utilities Cooperative Finance Corp.
11/01/18	10.375%	550,000	802,679
Nevada Power Co.
08/01/18	6.500%	1,275,000	1,585,174
03/15/19	7.125%	530,000	684,922
09/15/40	5.375%	67,000	79,383
NextEra Energy Capital Holdings
06/01/15	1.200%	294,000	296,223
Oncor Electric Delivery Co. LLC
Senior Secured
09/01/18	6.800%	813,000	1,011,940
09/01/22	7.000%	155,000	201,666
PPL Capital Funding, Inc.
06/15/22	4.200%	313,000	329,867
PPL Electric Utilities Corp. 1st Mortgage
09/01/22	2.500%	368,000	368,641
PPL Energy Supply LLC Senior Unsecured
12/15/21	4.600%	775,000	825,908
PSEG Power LLC
12/01/15	5.500%	212,000	235,388
09/15/16	5.320%	800,000	904,456
09/15/21	4.150%	233,000	250,900
PacifiCorp
1st Mortgage
07/15/18	5.650%	1,500,000	1,829,089
06/15/21	3.850%	335,000	374,151
10/15/37	6.250%	200,000	264,993
Pacific Gas & Electric Co.
Senior Unsecured

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Electric (continued)
04/15/42	4.450%	$257,000	$268,602
08/15/42	3.750%	531,000	492,565
Peco Energy Co. 1st Mortgage
09/15/22	2.375%	2,000,000	2,002,684
Potomac Electric Power Co. 1st Mortgage
12/15/38	7.900%	160,000	252,495
Progress Energy, Inc. Senior Unsecured
01/15/21	4.400%	187,000	208,613
Public Service Co. of Colorado 1st Mortgage
11/15/20	3.200%	240,000	258,262
Public Service Co. of Oklahoma
Senior Unsecured
12/01/19	5.150%	377,000	440,332
02/01/21	4.400%	231,000	259,245
Public Service Electric & Gas Co. 1st Mortgage
05/01/15	2.700%	400,000	417,776
San Diego Gas & Electric Co.
1st Mortgage
06/01/26	6.000%	525,000	691,898
05/15/40	5.350%	21,000	26,149
Southern California Edison Co.
02/01/38	5.950%	210,000	271,706
1st Refunding Mortgage
06/01/21	3.875%	225,000	251,397
Southern Power Co. Senior Unsecured
09/15/41	5.150%	466,000	519,953
Southwestern Public Service Co. Senior Unsecured
12/01/18	8.750%	804,000	1,077,496
Virginia Electric and Power Co.
Senior Unsecured
03/15/23	2.750%	900,000	915,385
11/15/38	8.875%	205,000	344,643
Wisconsin Electric Power Co. Senior Unsecured
09/15/21	2.950%	86,000	90,412
Xcel Energy, Inc.
Senior Unsecured
05/15/20	4.700%	98,000	114,696
09/15/41	4.800%	90,000	100,035
Total			34,174,924
Entertainment 0.2%
Historic TW, Inc.
05/15/29	6.625%	565,000	697,845
Time Warner, Inc.
03/29/21	4.750%	300,000	339,575

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Entertainment (continued)
04/15/31	7.625%	$450,000	$608,868
05/01/32	7.700%	690,000	940,297
Viacom, Inc.
Senior Unsecured
02/27/15	1.250%	209,000	210,469
10/05/17	6.125%	375,000	443,728
12/15/21	3.875%	368,000	393,677
03/15/23	3.250%	167,000	167,719
Viacom, Inc. (a)
Senior Unsecured
03/15/43	4.375%	269,000	248,521
Walt Disney Co. (The) Senior Unsecured
12/15/17	5.875%	500,000	605,099
Total			4,655,798
Environmental —%
Republic Services, Inc.
06/01/22	3.550%	839,000	874,422
Waste Management, Inc.
06/30/20	4.750%	450,000	510,959
Total			1,385,381
Food and Beverage 0.6%
Anheuser-Busch Companies, Inc.
01/15/31	6.800%	640,000	826,182
Anheuser-Busch InBev Worldwide, Inc.
01/15/19	7.750%	525,000	689,908
11/15/19	6.875%	250,000	323,826
01/15/39	8.200%	410,000	659,454
Bunge Ltd. Finance Corp.
06/15/19	8.500%	790,000	1,018,312
Cargill, Inc. (a)
Senior Unsecured
11/27/17	6.000%	170,000	202,587
03/06/19	7.350%	250,000	319,950
11/01/36	7.250%	300,000	408,846
09/15/37	6.625%	545,000	709,829
Coca-Cola Co. (The) Senior Unsecured
04/01/18	1.150%	1,011,000	1,012,219
ConAgra Foods, Inc. Senior Unsecured
10/01/26	7.125%	400,000	510,555
Diageo Investment Corp.
05/11/22	2.875%	900,000	909,790
09/15/22	8.000%	865,000	1,222,159
General Mills, Inc. Senior Unsecured
02/15/19	5.650%	140,000	168,537
Heineken NV Senior Unsecured (a)
10/01/17	1.400%	655,000	652,022

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Food and Beverage (continued)
Kellogg Co. Senior Unsecured
05/17/22	3.125%	$667,000	$690,921
Kraft Foods Group, Inc.
Senior Unsecured
08/23/18	6.125%	400,000	486,510
01/26/39	6.875%	605,000	797,227
Mondelez International, Inc. Senior Unsecured
08/11/17	6.500%	1,675,000	2,024,459
PepsiCo, Inc.
Senior Unsecured
03/01/14	3.750%	800,000	824,079
08/13/17	1.250%	1,025,000	1,028,256
11/01/18	7.900%	133,000	177,077
08/25/21	3.000%	838,000	879,984
SABMiller PLC Senior Unsecured (a)
01/15/14	5.700%	960,000	997,993
Total			17,540,682
Gas Distributors 0.2%
AGL Capital Corp.
07/15/16	6.375%	800,000	934,175
Atmos Energy Corp. Senior Unsecured
03/15/19	8.500%	1,146,000	1,546,187
Boston Gas Co. Senior Unsecured (a)
02/15/42	4.487%	359,000	375,509
Sempra Energy
Senior Unsecured
06/15/18	6.150%	370,000	451,497
02/15/19	9.800%	1,672,000	2,350,272
Total			5,657,640
Gas Pipelines 0.3%
ANR Pipeline Co. Senior Unsecured
11/01/21	9.625%	200,000	300,340
CenterPoint Energy Resources Corp. Senior Unsecured
11/01/17	6.125%	395,000	469,645
NiSource Finance Corp.
01/15/19	6.800%	377,000	460,021
09/15/20	5.450%	225,000	263,701
02/15/23	3.850%	237,000	244,525
02/01/42	5.800%	381,000	426,881
Spectra Energy Capital LLC
10/01/19	8.000%	1,345,000	1,774,087
09/15/38	7.500%	490,000	655,702

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Gas Pipelines (continued)
Texas Eastern Transmission LP Senior Unsecured (a)
10/15/22	2.800%	$660,000	$659,974
TransCanada PipeLines Ltd.
Senior Unsecured
01/15/19	7.125%	677,000	861,539
10/15/37	6.200%	500,000	628,956
08/15/38	7.250%	585,000	811,226
Total			7,556,597
Health Care 0.1%
Medco Health Solutions, Inc.
Senior Unsecured
03/15/18	7.125%	500,000	618,725
09/15/20	4.125%	760,000	827,868
Quest Diagnostics, Inc.
01/30/20	4.750%	600,000	656,628
Total			2,103,221
Healthcare Insurance 0.1%
Aetna, Inc. Senior Unsecured
12/15/37	6.750%	590,000	785,596
UnitedHealth Group, Inc.
Senior Unsecured
03/15/36	5.800%	185,000	219,785
11/15/37	6.625%	285,000	371,506
WellPoint, Inc. Senior Unsecured
02/15/19	7.000%	220,000	275,133
Total			1,652,020
Independent Energy 0.5%
Alberta Energy Co., Ltd. Senior Unsecured
11/01/31	7.375%	695,000	854,684
Anadarko Finance Co.
05/01/31	7.500%	1,240,000	1,643,331
Apache Corp.
Senior Unsecured
09/15/18	6.900%	750,000	943,047
04/15/22	3.250%	88,000	91,282
04/15/43	4.750%	268,000	274,016
Burlington Resources Finance Co.
12/01/31	7.400%	530,000	741,012
Burlington Resources, Inc.
03/15/25	8.200%	300,000	430,183
Canadian Natural Resources Ltd. Senior Unsecured
06/30/33	6.450%	699,000	852,375
ConocoPhillips Senior Unsecured
07/15/18	6.650%	605,000	760,048

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Independent Energy (continued)
Devon Energy Corp. Senior Unsecured
01/15/19	6.300%	$1,050,000	$1,267,645
EOG Resources, Inc. Senior Unsecured
03/15/23	2.625%	707,000	698,193
Hess Corp. Senior Unsecured
10/01/29	7.875%	725,000	935,185
Kerr-McGee Corp.
09/15/31	7.875%	800,000	1,048,478
Occidental Petroleum Corp. Senior Unsecured
02/15/17	1.750%	244,000	250,876
Talisman Energy, Inc.
Senior Unsecured
06/01/19	7.750%	795,000	1,007,728
02/01/37	5.850%	340,000	368,011
02/01/38	6.250%	345,000	389,819
Tosco Corp. Senior Unsecured
02/15/30	8.125%	775,000	1,133,913
Total			13,689,826
Integrated Energy 0.3%
Anadarko Holding Co. Senior Unsecured
05/15/28	7.150%	570,000	686,065
BG Energy Capital PLC (a)
10/15/41	5.125%	200,000	224,486
BP Capital Markets PLC
03/10/15	3.875%	1,450,000	1,537,334
11/06/17	1.375%	497,000	497,660
05/06/22	3.245%	715,000	738,686
Cenovus Energy, Inc. Senior Unsecured
08/15/22	3.000%	300,000	300,261
ConocoPhillips Senior Unsecured
03/30/29	7.000%	475,000	622,205
Shell International Finance BV
09/22/19	4.300%	1,000,000	1,158,312
03/25/20	4.375%	400,000	463,588
12/15/38	6.375%	480,000	662,936
Suncor Energy, Inc. Senior Unsecured
06/01/18	6.100%	770,000	931,410
Total Capital International Sa
06/28/17	1.550%	311,000	316,062

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Integrated Energy (continued)
Total Capital SA
03/15/16	2.300%	$1,170,000	$1,220,574
Total			9,359,579
Life Insurance 0.7%
AIG SunAmerica Global Financing X Senior Secured (a)
03/15/32	6.900%	585,000	780,221
Aflac, Inc.
Senior Unsecured
02/15/17	2.650%	98,000	103,029
05/15/19	8.500%	761,000	1,028,492
02/15/22	4.000%	78,000	83,974
08/15/40	6.450%	267,000	335,134
American International Group, Inc. Senior Unsecured
08/15/18	8.250%	500,000	647,757
Jackson National Life Global Funding (a)
Senior Secured
05/08/13	5.375%	1,425,000	1,432,307
06/01/18	4.700%	600,000	657,279
Lincoln National Corp.
Senior Unsecured
06/24/21	4.850%	140,000	158,199
03/15/22	4.200%	445,000	483,033
MassMutual Global Funding II (a)
Secured
10/17/22	2.500%	1,551,000	1,517,502
Senior Secured
04/14/16	3.125%	290,000	308,314
04/05/17	2.000%	670,000	686,793
MetLife Global Funding I Secured (a)
01/10/18	1.500%	1,314,000	1,319,730
Metropolitan Life Global Funding I (a)
Secured
01/11/16	3.125%	855,000	904,450
Senior Secured
01/10/14	2.000%	565,000	571,263
06/10/14	5.125%	1,450,000	1,528,380
06/14/18	3.650%	900,000	990,061
04/11/22	3.875%	1,049,000	1,133,224
New York Life Global Funding (a)
07/24/15	0.750%	825,000	827,907
Secured
02/12/16	0.800%	450,000	450,587
Senior Secured
05/04/15	3.000%	1,830,000	1,923,412
Pacific Life Global Funding Senior Secured (a)
04/15/13	5.150%	700,000	701,290
Pacific Life Insurance Co. Subordinated Notes (a)
06/15/39	9.250%	490,000	713,588

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Life Insurance (continued)
Principal Financial Group, Inc.
05/15/19	8.875%	$500,000	$680,241
Principal Life Global Funding II Secured (a)
12/11/15	1.000%	478,000	479,316
Prudential Insurance Co. of America (The) Senior Subordinated Notes (a)
07/01/25	8.300%	1,060,000	1,459,143
Total			21,904,626
Media Cable 0.5%
COX Communications, Inc. (a)
Senior Unsecured
01/15/19	9.375%	380,000	524,661
03/01/39	8.375%	420,000	622,173
Comcast Cable Communications Holdings, Inc.
11/15/22	9.455%	1,165,000	1,765,413
Comcast Cable Communications LLC
05/01/17	8.875%	753,000	971,337
Comcast Corp.
11/15/35	6.500%	1,070,000	1,362,734
03/15/37	6.450%	1,940,000	2,460,940
DIRECTV Holdings LLC/Financing Co., Inc.
03/01/21	5.000%	280,000	311,475
08/15/40	6.000%	875,000	932,585
03/01/41	6.375%	425,000	475,747
Time Warner Cable, Inc.
02/14/14	8.250%	830,000	882,920
07/01/18	6.750%	865,000	1,064,445
02/14/19	8.750%	662,000	875,503
05/01/37	6.550%	580,000	669,244
09/15/42	4.500%	285,000	259,072
Time Warner Entertainment Co. LP
07/15/33	8.375%	695,000	960,740
Total			14,138,989
Media Non-Cable 0.2%
CBS Corp.
07/30/30	7.875%	795,000	1,051,104
07/01/42	4.850%	1,075,000	1,045,448
Discovery Communications LLC
06/01/20	5.050%	200,000	230,988
NBCUniversal Media LLC Senior Unsecured
04/30/40	6.400%	314,000	398,116
News America, Inc.
05/18/18	7.250%	375,000	473,882
07/15/24	9.500%	407,000	585,962
10/30/25	7.700%	400,000	526,472
04/30/28	7.300%	350,000	442,710
12/15/34	6.200%	450,000	532,288

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Media Non-Cable (continued)
Thomson Reuters Corp.
07/15/18	6.500%	$725,000	$890,431
Total			6,177,401
Metals 0.2%
BHP Billiton Finance USA Ltd.
04/01/14	5.500%	1,100,000	1,156,006
02/24/15	1.000%	157,000	158,518
Barrick North America Finance LLC
05/30/21	4.400%	400,000	427,128
Freeport-McMoRan Copper & Gold, Inc.
Senior Unsecured
03/01/17	2.150%	917,000	927,847
03/01/22	3.550%	580,000	576,525
Nucor Corp. Senior Unsecured
12/01/37	6.400%	250,000	327,485
Placer Dome, Inc. Senior Unsecured
10/15/35	6.450%	780,000	893,784
Rio Tinto Finance USA Ltd.
05/01/14	8.950%	495,000	538,507
05/01/19	9.000%	390,000	537,277
11/02/20	3.500%	300,000	316,159
09/20/21	3.750%	1,104,000	1,163,026
Total			7,022,262
Non-Captive Consumer —%
HSBC Finance Corp. Senior Unsecured
01/19/16	5.500%	1,090,000	1,213,173
Non-Captive Diversified 0.6%
General Electric Capital Corp.
Senior Secured
12/11/15	1.000%	606,000	609,766
Senior Unsecured
07/02/15	1.625%	1,000,000	1,016,761
09/15/17	5.625%	3,400,000	3,984,718
05/01/18	5.625%	5,000,000	5,917,350
08/07/19	6.000%	2,400,000	2,913,756
01/07/21	4.625%	300,000	337,742
03/15/32	6.750%	505,000	642,811
Subordinated Notes
02/11/21	5.300%	292,000	334,742
General Electric Capital Corp. (b)
Senior Unsecured
02/15/17	0.460%	1,250,000	1,229,809
Total			16,987,455

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Oil Field Services 0.2%
Cameron International Corp. Senior Unsecured
04/30/15	1.600%	$296,000	$298,747
Halliburton Co. Senior Unsecured
09/15/39	7.450%	240,000	352,259
Nabors Industries, Inc.
02/15/18	6.150%	400,000	454,798
01/15/19	9.250%	500,000	643,091
09/15/21	4.625%	1,140,000	1,189,891
National Oilwell Varco, Inc. Senior Unsecured
12/01/17	1.350%	432,000	433,850
Noble Holding International Ltd.
03/15/22	3.950%	96,000	98,854
Schlumberger Investment SA (a)
09/14/21	3.300%	344,000	367,297
Schlumberger Ltd. (a)
01/15/21	4.200%	610,000	688,483
Transocean, Inc.
11/15/20	6.500%	810,000	936,090
12/15/21	6.375%	124,000	144,370
12/15/41	7.350%	67,000	80,888
Weatherford International Ltd.
04/15/22	4.500%	111,000	114,341
03/01/39	9.875%	375,000	539,398
09/15/40	6.750%	280,000	309,284
04/15/42	5.950%	125,000	128,839
Total			6,780,480
Other Financial Institutions —%
CME Group, Inc. Senior Unsecured
02/15/14	5.750%	326,000	340,118
Other Utility —%
American Water Capital Corp.
Senior Unsecured
10/15/17	6.085%	740,000	883,672
10/15/37	6.593%	300,000	393,771
Total			1,277,443
Pharmaceuticals 0.1%
AbbVie, Inc. Senior Unsecured (a)
11/06/22	2.900%	870,000	870,784
Amgen, Inc. Senior Unsecured
11/15/41	5.150%	1,465,000	1,571,979
GlaxoSmithKline Capital, Inc.
03/18/16	0.700%	592,000	592,103

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Pharmaceuticals (continued)
Wyeth LLC
02/01/14	5.500%	$1,200,000	$1,250,765
Total			4,285,631
Property & Casualty 0.4%
ACE INA Holdings, Inc.
05/15/15	5.600%	630,000	694,095
Allstate Life Global Funding Trusts Senior Secured
04/30/13	5.375%	1,050,000	1,054,356
Berkshire Hathaway Finance Corp.
12/15/15	2.450%	333,000	349,327
05/15/18	5.400%	2,200,000	2,628,815
05/15/22	3.000%	1,000,000	1,019,291
01/15/40	5.750%	385,000	458,091
Berkshire Hathaway, Inc. Senior Unsecured
08/15/21	3.750%	488,000	529,599
CNA Financial Corp.
Senior Unsecured
12/15/14	5.850%	615,000	662,144
08/15/16	6.500%	300,000	345,278
Liberty Mutual Group, Inc. (a)
06/01/21	5.000%	330,000	362,184
Nationwide Mutual Insurance Co. (a)
Subordinated Notes
04/15/34	6.600%	290,000	300,150
08/15/39	9.375%	1,170,000	1,693,607
Travelers Property Casualty Corp. Senior Unsecured
04/15/26	7.750%	605,000	836,759
Total			10,933,696
Railroads 0.3%
Burlington Northern Santa Fe LLC
Senior Unsecured
03/15/22	3.050%	217,000	221,857
03/15/23	3.000%	155,000	156,186
08/15/30	7.950%	500,000	692,870
05/01/40	5.750%	790,000	946,444
03/15/42	4.400%	500,000	497,556
CSX Corp.
Senior Unsecured
05/01/17	7.900%	625,000	775,489
02/01/19	7.375%	815,000	1,039,090
06/01/21	4.250%	215,000	241,763
Canadian Pacific Railway Co. Senior Unsecured
05/15/19	7.250%	450,000	572,721
Norfolk Southern Corp.
Senior Unsecured
05/23/11	6.000%	1,072,000	1,297,385
Norfolk Southern Corp. (a)
Senior Unsecured

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Railroads (continued)
02/15/23	2.903%	$883,000	$883,932
Union Pacific Corp. Senior Unsecured
07/15/22	4.163%	849,000	956,019
Total			8,281,312
REITs 0.2%
ERP Operating LP
Senior Unsecured
09/15/14	5.250%	275,000	292,829
08/01/16	5.375%	500,000	566,418
12/15/21	4.625%	788,000	883,633
HCP, Inc.
Senior Unsecured
02/01/19	3.750%	302,000	325,539
02/01/21	5.375%	682,000	792,213
Simon Property Group LP
Senior Unsecured
02/01/15	4.200%	1,000,000	1,054,889
05/30/18	6.125%	900,000	1,099,596
WEA Finance LLC/WT Finance Australia Propriety Ltd. (a)
09/02/19	6.750%	1,407,000	1,740,020
Total			6,755,137
Retailers 0.1%
CVS Caremark Corp. Senior Unsecured
09/15/39	6.125%	430,000	531,253
CVS Pass-Through Trust Pass-Through Certificates (a)
01/10/34	5.926%	541,125	644,978
Gap, Inc. (The) Senior Unsecured
04/12/21	5.950%	820,000	937,358
Macy’s Retail Holdings, Inc.
03/15/37	6.375%	400,000	463,332
Target Corp.
Senior Unsecured
11/01/32	6.350%	150,000	195,601
01/15/38	7.000%	225,000	321,435
Total			3,093,957
Supermarkets 0.1%
Kroger Co. (The)
08/15/17	6.400%	300,000	358,322
01/15/20	6.150%	440,000	535,352
04/01/31	7.500%	1,220,000	1,558,764
Total			2,452,438
Supranational 0.1%
African Development Bank
09/01/19	8.800%	1,700,000	2,270,518

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Supranational (continued)
Corporación Andina de Fomento Senior Unsecured
01/15/16	3.750%	$1,192,000	$1,260,938
Total			3,531,456
Technology 0.5%
Arrow Electronics, Inc.
Senior Unsecured
04/01/20	6.000%	760,000	851,499
01/15/27	7.500%	959,000	1,164,553
Cisco Systems, Inc. Senior Unsecured
01/15/40	5.500%	1,460,000	1,742,196
Dell, Inc. Senior Unsecured
04/15/28	7.100%	390,000	408,059
HP Enterprise Services LLC Senior Unsecured
10/15/29	7.450%	300,000	350,414
Hewlett-Packard Co. Senior Unsecured
03/01/14	6.125%	750,000	785,006
International Business Machines Corp.
Senior Unsecured
07/22/16	1.950%	993,000	1,030,012
10/15/18	7.625%	640,000	844,405
08/01/27	6.220%	655,000	875,581
11/29/32	5.875%	500,000	645,980
Intuit, Inc. Senior Unsecured
03/15/17	5.750%	1,100,000	1,259,735
Microsoft Corp.
Senior Unsecured
09/25/15	1.625%	360,000	369,996
11/15/22	2.125%	523,000	511,193
10/01/40	4.500%	518,000	559,144
National Semiconductor Corp.
Senior Unsecured
04/15/15	3.950%	565,000	603,479
06/15/17	6.600%	1,115,000	1,352,952
Oracle Corp.
Senior Unsecured
04/15/38	6.500%	280,000	373,867
07/08/39	6.125%	339,000	437,055
07/15/40	5.375%	155,000	181,601
Pitney Bowes, Inc. Senior Unsecured
03/15/18	5.600%	150,000	160,782
Xerox Corp.
Senior Unsecured
02/01/17	6.750%	500,000	576,989
12/15/19	5.625%	475,000	542,867
Total			15,627,365

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Transportation Services 0.1%
Penske Truck Leasing Co. LP/Corp. Senior Notes (a)
07/11/14	2.500%	$850,000	$863,404
Ryder System, Inc. Senior Unsecured
06/01/17	3.500%	705,000	754,147
United Parcel Service of America, Inc. Senior Unsecured (b)
04/01/30	8.375%	225,000	330,444
Total			1,947,995
Wireless 0.2%
America Movil SAB de CV
10/16/19	5.000%	650,000	737,148
03/30/40	6.125%	300,000	349,205
Senior Unsecured
07/16/22	3.125%	1,297,000	1,271,903
Centel Capital Corp.
10/15/19	9.000%	350,000	433,703
Crown Castle Towers LLC Senior Secured (a)
08/15/35	3.214%	1,160,000	1,210,226
Vodafone Group PLC Senior Unsecured
03/20/17	1.625%	2,200,000	2,221,994
Total			6,224,179
Wirelines 0.9%
AT&T, Inc.
Senior Unsecured
02/12/16	0.900%	1,362,000	1,361,077
02/15/19	5.800%	1,000,000	1,205,956
05/15/21	4.450%	600,000	675,174
01/15/38	6.300%	750,000	901,236
09/01/40	5.350%	1,821,000	1,949,521
AT&T, Inc. (a)
Senior Unsecured
12/15/42	4.300%	1,158,000	1,078,921
06/15/45	4.350%	1,219,000	1,121,158
British Telecommunications PLC
06/22/15	2.000%	205,000	209,733
Senior Unsecured
12/15/30	9.625%	350,000	542,506
CenturyLink, Inc.
Senior Unsecured
06/15/21	6.450%	900,000	954,000
09/15/39	7.600%	600,000	582,000
Deutsche Telekom International Finance BV
08/20/18	6.750%	525,000	649,027
06/15/30	8.750%	290,000	410,646
Deutsche Telekom International Finance BV (a)
03/06/17	2.250%	150,000	153,665
03/06/42	4.875%	150,000	150,574

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Wirelines (continued)
France Telecom SA Senior Unsecured
03/01/31	8.500%	$790,000	$1,111,078
GTE Corp.
04/15/18	6.840%	840,000	1,038,055
Qwest Corp. Senior Unsecured
12/01/21	6.750%	1,063,000	1,223,932
Telecom Italia Capital SA
09/30/14	4.950%	300,000	310,714
06/04/18	6.999%	700,000	789,968
Telefonica Emisiones SAU
06/20/16	6.421%	790,000	876,165
07/03/17	6.221%	1,000,000	1,118,884
02/16/21	5.462%	120,000	128,885
Verizon Communications, Inc.
Senior Unsecured
02/15/16	5.550%	1,500,000	1,692,197
02/15/18	5.500%	250,000	293,867
11/01/18	8.750%	915,000	1,230,520
02/15/38	6.400%	180,000	216,498
Verizon Global Funding Corp. Senior Unsecured
12/01/30	7.750%	1,530,000	2,090,142
Verizon Maryland, Inc.
06/15/33	5.125%	500,000	512,345
Verizon Pennsylvania, Inc.
12/01/28	6.000%	1,015,000	1,140,889
Total			25,719,333
Total Corporate Bonds & Notes (Cost: $387,718,342)			$413,830,610

Residential Mortgage-Backed Securities - Agency 27.1%
Federal Home Loan Banks CMO Series 2015-TQ Class A (c)
10/20/15	5.065%	1,234,828	1,324,318
Federal Home Loan Mortgage Corp. (b)(c)
07/01/36	5.056%	478,446	516,173
11/01/36	6.080%	844,752	908,606
CMO Series 2551 Class NS
01/15/33	14.111%	764,431	969,975
CMO Series 264 Class F1
08/15/42	0.753%	7,810,070	7,828,135
CMO Series 267 Class F5
08/15/42	0.703%	2,926,426	2,947,038
CMO Series 274 Class F1
08/15/42	0.703%	1,476,579	1,489,241
CMO Series 279 Class F6
09/15/42	0.653%	2,952,728	2,974,318
CMO Series 281 Class F1
10/15/42	0.703%	1,478,621	1,501,280
CMO Series 3102 Class FB

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Agency (continued)
01/15/36	0.503%	$710,922	$712,677
CMO Series 3147 Class PF
04/15/36	0.503%	1,320,308	1,323,784
CMO Series 3229 Class AF
08/15/23	0.453%	1,155,471	1,153,206
CMO Series 3523 Class SD
06/15/36	19.104%	367,136	499,958
CMO Series 3549 Class FA
07/15/39	1.403%	660,470	671,812
CMO Series 3688 Class CU
11/15/21	6.780%	1,377,690	1,482,365
CMO Series 3688 Class GT
11/15/46	7.181%	1,810,547	2,221,943
CMO Series 3804 Class FN
03/15/39	0.653%	1,151,748	1,159,029
CMO Series 3852 Class QN
05/15/41	5.500%	1,783,248	1,903,328
CMO Series 3966 Class BF
10/15/40	0.703%	3,382,573	3,409,526
CMO Series 3997 Class PF
11/15/39	0.653%	2,255,379	2,268,630
CMO Series 4001 Class NF
01/15/39	0.703%	1,370,016	1,378,769
CMO Series 4012 Class FN
03/15/42	0.703%	4,186,981	4,239,716
CMO Series 4048 Class FB
10/15/41	0.603%	4,624,040	4,648,117
CMO Series 4048 Class FJ
07/15/37	0.602%	4,292,857	4,209,280
CMO Series 4087 Class FA
05/15/39	0.653%	3,379,336	3,395,834
CMO Series 4095 Class FB
04/15/39	0.603%	3,916,945	3,897,356
Structured Pass-Through Securities
CMO Series T-62 Class 1A1
10/25/44	1.375%	1,477,839	1,469,149
Federal Home Loan Mortgage Corp. (b)(c)(d)
CMO IO STRIPS Series 239 Class S30
08/15/36	7.497%	3,106,380	477,222
CMO IO Series 3385 Class SN
11/15/37	5.797%	1,094,207	142,758
CMO IO Series 3451 Class SA
05/15/38	5.847%	2,141,131	260,944
CMO IO Series 3531 Class SM
05/15/39	5.897%	2,162,625	287,352
CMO IO Series 3608 Class SC
12/15/39	6.047%	3,717,482	507,981
CMO IO Series 3740 Class SB
10/15/40	5.797%	2,585,682	506,403
CMO IO Series 3740 Class SC
10/15/40	5.797%	3,935,111	1,013,644
CMO IO Series 3802 Class LS
01/15/40	3.671%	5,032,444	261,872
Federal Home Loan Mortgage Corp. (c)
01/01/32-06/01/42	3.500%	8,587,497	9,112,155
06/01/42	4.000%	5,895,673	6,440,634
05/01/41	4.500%	6,986,598	7,478,644

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Agency (continued)
05/01/36-08/01/40	5.000%	$7,738,758	$8,506,726
02/01/24-05/01/38	5.500%	7,562,302	8,192,950
09/01/21-09/01/37	6.000%	14,874,212	16,277,715
11/01/22-10/17/38	6.500%	6,746,812	7,558,261
09/01/37-05/01/38	7.500%	691,881	767,915
CMO Series 2127 Class PG
02/15/29	6.250%	1,027,861	1,155,251
CMO Series 2165 Class PE
06/15/29	6.000%	428,566	484,850
CMO Series 2326 Class ZQ
06/15/31	6.500%	1,965,150	2,221,132
CMO Series 2399 Class TH
01/15/32	6.500%	1,069,415	1,173,705
CMO Series 2517 Class Z
10/15/32	5.500%	1,164,067	1,304,420
CMO Series 2545 Class HG
12/15/32	5.500%	1,672,559	1,879,307
CMO Series 2557 Class HL
01/15/33	5.300%	1,519,227	1,672,270
CMO Series 2568 Class KG
02/15/23	5.500%	2,622,882	2,887,494
CMO Series 2586 Class TG
03/15/23	5.500%	3,000,000	3,403,422
CMO Series 2597 Class AE
04/15/33	5.500%	1,294,408	1,420,582
CMO Series 262 Class 35
07/15/42	3.500%	10,768,241	11,601,466
CMO Series 2752 Class EZ
02/15/34	5.500%	3,292,309	3,754,546
CMO Series 2764 Class UE
10/15/32	5.000%	1,119,176	1,173,491
CMO Series 2764 Class ZG
03/15/34	5.500%	2,457,966	2,746,452
CMO Series 2802 Class VG
07/15/23	5.500%	2,500,000	2,592,890
CMO Series 2825 Class VQ
07/15/26	5.500%	2,000,000	2,134,000
CMO Series 2953 Class PG
03/15/35	5.500%	4,000,000	4,697,980
CMO Series 2986 Class CH
06/15/25	5.000%	2,315,499	2,542,881
CMO Series 2989 Class TG
06/15/25	5.000%	1,784,595	1,958,900
CMO Series 3075 Class PD
01/15/35	5.500%	1,200,454	1,271,979
CMO Series 3101 Class UZ
01/15/36	6.000%	1,979,175	2,236,229
CMO Series 3107 Class BN
02/15/36	5.750%	589,011	592,191
CMO Series 3123 Class AZ
03/15/36	6.000%	3,146,979	3,560,067
CMO Series 3143 Class BC
02/15/36	5.500%	2,500,000	2,748,452

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Agency (continued)
CMO Series 3151 Class PD
11/15/34	6.000%	$483,806	$498,383
CMO Series 3164 Class MG
06/15/36	6.000%	998,021	1,125,604
CMO Series 3171 Class MG
08/15/34	6.000%	2,068,258	2,119,849
CMO Series 3195 Class PD
07/15/36	6.500%	1,840,500	2,069,806
CMO Series 3200 Class AY
08/15/36	5.500%	1,907,490	2,104,501
CMO Series 3213 Class JE
09/15/36	6.000%	4,000,000	4,526,660
CMO Series 3218 Class BE
09/15/35	6.000%	2,000,000	2,160,182
CMO Series 3229 Class HE
10/15/26	5.000%	2,216,000	2,513,879
CMO Series 3266 Class D
01/15/22	5.000%	4,850,000	5,287,577
CMO Series 3402 Class NC
12/15/22	5.000%	1,500,000	1,663,485
CMO Series 3423 Class PB
03/15/38	5.500%	2,000,000	2,302,060
CMO Series 3453 Class B
05/15/38	5.500%	1,062,142	1,173,128
CMO Series 3461 Class Z
06/15/38	6.000%	3,986,454	4,702,764
CMO Series 3501 Class CB
01/15/39	5.500%	1,500,000	1,638,922
CMO Series 3666 Class VA
12/15/22	5.500%	2,490,329	2,618,620
CMO Series 3680 Class MA
07/15/39	4.500%	3,904,269	4,337,389
CMO Series 3682 Class BH
08/15/36	5.500%	1,140,971	1,157,078
CMO Series 3684 Class CY
06/15/25	4.500%	2,000,000	2,270,308
CMO Series 3687 Class MA
02/15/37	4.500%	2,615,175	2,903,448
CMO Series 3704 Class CT
12/15/36	7.000%	3,410,827	4,135,205
CMO Series 3704 Class DT
11/15/36	7.500%	3,330,028	3,880,972
CMO Series 3704 Class ET
12/15/36	7.500%	2,702,181	3,314,477
CMO Series 3707 Class B
08/15/25	4.500%	2,027,855	2,327,925
CMO Series 3720 Class A
09/15/25	4.500%	1,673,799	1,812,292
CMO Series 3819 Class ZQ
04/15/36	6.000%	3,381,479	3,900,638
CMO Series 3890 Class ME
07/15/41	5.000%	1,000,000	1,156,376
CMO Series 3957 Class B
11/15/41	4.000%	1,330,047	1,426,572
CMO Series 3966 Class NA
12/15/41	4.000%	2,241,205	2,420,544
CMO Series R004 Class VG
08/15/21	6.000%	455,756	459,166

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Agency (continued)
CMO Series R006 Class ZA
04/15/36	6.000%	$2,571,769	$2,895,136
CMO Series R007 Class ZA
05/15/36	6.000%	5,045,696	5,615,328
Structured Pass-Through Securities
CMO Series T-56 Class A5
05/25/43	5.231%	2,115,251	2,384,403
Federal Home Loan Mortgage Corp. (c)(e)
CMO PO STRIPS Series 197 Class PO
04/01/28	0.000%	788,833	730,080
CMO PO Series 2235 Class KP
06/15/30	0.000%	582,352	566,278
CMO PO Series 2777 Class KO
02/15/33	0.000%	616,834	604,893
CMO PO Series 2967 Class EA
04/15/20	0.000%	371,868	343,439
CMO PO Series 3077 Class TO
04/15/35	0.000%	692,809	664,876
CMO PO Series 3100 Class PO
01/15/36	0.000%	1,070,444	1,011,267
CMO PO Series 3117 Class OG
02/15/36	0.000%	730,048	694,024
CMO PO Series 3136 Class PO
04/15/36	0.000%	502,923	448,371
CMO PO Series 3200 Class PO
08/15/36	0.000%	724,085	700,598
CMO PO Series 3316 Class JO
05/15/37	0.000%	340,744	318,365
CMO PO Series 3393 Class JO
09/15/32	0.000%	821,329	771,005
CMO PO Series 3510 Class OD
02/15/37	0.000%	922,502	876,291
CMO PO Series 3607 Class AO
04/15/36	0.000%	985,226	931,353
CMO PO Series 3607 Class EO
02/15/33	0.000%	391,253	372,641
CMO PO Series 3607 Class PO
05/15/37	0.000%	911,650	809,922
CMO PO Series 3607 Class TO
10/15/39	0.000%	1,096,532	957,069
CMO PO Series 3621 Class BO
01/15/40	0.000%	626,811	595,459
CMO PO Series 3623 Class LO
01/15/40	0.000%	1,062,978	1,020,960
Federal Home Loan Mortgage Corp. (c)(d)
CMO IO Series 3688 Class NI
04/15/32	5.000%	3,079,766	405,880
CMO IO Series 3714 Class IP
08/15/40	5.000%	3,150,231	514,763
CMO IO Series 3739 Class LI
03/15/34	4.000%	5,123,876	273,407
CMO IO Series 3747 Class HI
07/15/37	4.500%	6,358,929	452,633
CMO IO Series 3756 Class IP
08/15/35	4.000%	2,297,908	77,605
CMO IO Series 3760 Class GI
10/15/37	4.000%	2,376,638	182,919
CMO IO Series 3772 Class IO

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Agency (continued)
09/15/24	3.500%	$2,477,811	$157,864
CMO IO Series 3779 Class IH
11/15/34	4.000%	3,012,536	214,726
CMO IO Series 3800 Class AI
11/15/29	4.000%	3,347,552	282,828
Federal Home Loan Mortgage Corp. (c)(f)
12/01/32	4.000%	3,073,554	3,359,171
Federal National Mortgage Association (b)(c)
11/01/22	0.470%	1,475,000	1,476,512
01/01/23	0.540%	2,000,000	2,001,936
01/01/23	0.550%	3,986,170	4,017,902
01/01/23	0.555%	4,500,000	4,505,355
01/01/23	0.560%	1,993,350	1,995,237
10/01/22	0.590%	5,500,000	5,504,859
09/01/22	0.640%	1,500,000	1,501,198
08/01/22	0.750%	1,976,504	1,979,792
04/01/22	0.810%	2,000,000	2,002,997
01/01/19	0.940%	1,082,342	1,091,250
04/01/22	0.970%	1,500,000	1,502,185
03/01/36	3.117%	1,820,032	1,933,955
12/25/33	13.692%	612,734	747,531
CMO Class 2005-SV Series 75
09/25/35	23.383%	533,123	777,607
CMO Series 2003-129 Class FD
01/25/24	0.704%	888,299	893,659
CMO Series 2003-W8 Class 3F1
05/25/42	0.604%	550,631	546,355
CMO Series 2004-36 Class FA
05/25/34	0.604%	917,654	922,718
CMO Series 2005-74 Class SK
05/25/35	19.568%	624,248	947,608
CMO Series 2005-W3 Class 2AF
03/25/45	0.424%	1,579,498	1,567,962
CMO Series 2006-56 Class FC
07/25/36	0.494%	902,625	903,825
CMO Series 2006-56 Class PF
07/25/36	0.554%	693,417	697,238
CMO Series 2007-101 Class A2
06/27/36	0.454%	2,820,007	2,795,692
CMO Series 2007-108 Class AN
11/25/37	8.421%	915,514	1,097,883
CMO Series 2007-54 Class PF
06/25/37	0.424%	1,407,423	1,407,230
CMO Series 2008-18 Class FA
03/25/38	1.104%	766,448	775,568
CMO Series 2010-28 Class BS
04/25/40	11.128%	609,769	686,207
CMO Series 2010-35 Class SJ
04/25/40	16.986%	1,000,000	1,447,951
CMO Series 2010-49 Class SC
03/25/40	12.252%	1,663,323	1,965,462
CMO Series 2010-61 Class WA
06/25/40	5.938%	503,727	573,772
CMO Series 2011-101 Class FM
01/25/41	0.754%	1,690,323	1,703,405
CMO Series 2011-124 Class JF
02/25/41	0.604%	1,442,357	1,449,463
CMO Series 2011-2 Class WA

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Agency (continued)
02/25/51	5.786%	$1,113,970	$1,227,524
CMO Series 2011-43 Class WA
05/25/51	5.871%	1,627,191	1,817,471
CMO Series 2011-75 Class FA
08/25/41	0.754%	1,170,586	1,181,742
CMO Series 2012-101 Class FC
09/25/42	0.704%	1,971,632	1,990,692
CMO Series 2012-108 Class F
10/25/42	0.704%	3,938,842	3,973,362
CMO Series 2012-112 Class FD
10/25/42	0.704%	1,481,134	1,495,665
CMO Series 2012-137 Class CF
08/25/41	0.504%	2,473,275	2,477,754
CMO Series 2012-14 Class FG
07/25/40	0.604%	2,709,354	2,720,113
CMO Series 2012-47 Class HF
05/25/27	0.604%	8,659,134	8,730,815
CMO Series 2012-58 Class FA
03/25/39	0.704%	3,366,317	3,393,564
CMO Series 411 Class F1
08/25/42	0.754%	4,885,997	4,911,033
CMO Series 412 Class F2
08/25/42	0.704%	2,446,184	2,449,161
Series 2003-W16 Class AF5
09/25/33	4.593%	1,824,580	1,972,026
Federal National Mortgage Association (b)(c)(d)
CMO IO Series 1996-4 Class SA
02/25/24	8.281%	339,304	64,315
CMO IO Series 2005-18 Class SK
03/25/35	6.546%	2,482,699	57,672
CMO IO Series 2006-117 Class GS
12/25/36	6.446%	1,428,560	247,486
CMO IO Series 2006-43 Class SI
06/25/36	6.396%	5,293,695	862,900
CMO IO Series 2006-58 Class IG
07/25/36	6.316%	2,937,373	466,462
CMO IO Series 2006-8 Class WN
03/25/36	6.496%	3,275,343	714,866
CMO IO Series 2006-94 Class GI
10/25/26	6.446%	2,589,997	418,502
CMO IO Series 2007-109 Class PI
12/25/37	6.146%	3,716,478	481,829
CMO IO Series 2007-65 Class KI
07/25/37	6.416%	1,748,977	259,872
CMO IO Series 2007-72 Class EK
07/25/37	6.196%	6,112,190	863,461
CMO IO Series 2007-W7 Class 2A2
07/25/37	6.326%	2,900,982	694,952
CMO IO Series 2009-112 Class ST
01/25/40	6.046%	2,376,981	303,966
CMO IO Series 2009-17 Class QS
03/25/39	6.446%	1,489,930	214,691
CMO IO Series 2009-37 Class KI
06/25/39	5.796%	6,365,043	869,924
CMO IO Series 2009-68 Class SA
09/25/39	6.546%	2,808,577	440,409
CMO IO Series 2010-125 Class SA
11/25/40	4.236%	6,982,088	775,325

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Agency (continued)
CMO IO Series 2010-35 Class SB
04/25/40	6.216%	$1,893,126	$232,489
CMO IO Series 2010-42 Class S
05/25/40	6.196%	1,845,117	299,551
CMO IO Series 2010-68 Class SA
07/25/40	4.796%	6,270,224	966,317
CMO IO Series 2011-30 Class LS
04/25/41	3.705%	4,853,978	328,528
Federal National Mortgage Association (c)
08/01/32-03/01/43	3.500%	6,388,651	6,772,351
04/01/20-07/01/42	4.000%	2,403,912	2,604,660
10/01/19-08/01/40	5.000%	10,829,396	11,898,669
10/01/21-10/01/39	5.500%	24,980,151	27,352,926
10/01/19-11/01/48	6.000%	26,871,364	29,430,353
02/01/24-02/01/39	6.500%	17,218,046	19,302,195
04/01/37-01/01/39	7.000%	5,781,095	6,811,298
05/01/22-08/01/37	7.500%	608,386	685,922
CMO Series 1999-7 Class AB
03/25/29	6.000%	950,118	1,075,238
CMO Series 2001-60 Class PX
11/25/31	6.000%	1,179,772	1,344,855
CMO Series 2002-50 Class ZA
05/25/31	6.000%	4,613,307	5,221,409
CMO Series 2002-78 Class Z
12/25/32	5.500%	1,820,428	2,034,301
CMO Series 2003-23 Class EQ
04/25/23	5.500%	2,000,000	2,312,708
CMO Series 2003-56 Class AZ
08/25/31	5.500%	341,309	344,934
CMO Series 2004-50 Class VZ
07/25/34	5.500%	3,232,635	3,742,331
CMO Series 2004-65 Class LT
08/25/24	4.500%	1,227,303	1,339,579
CMO Series 2004-W10 Class A6
08/25/34	5.750%	3,000,000	3,291,942
CMO Series 2005-118 Class PN
01/25/32	6.000%	1,024,535	1,040,786
CMO Series 2005-121 Class DX
01/25/26	5.500%	2,000,000	2,249,142
CMO Series 2005-67 Class EY
08/25/25	5.500%	1,078,593	1,203,429
CMO Series 2006-102 Class MD
01/25/35	6.000%	1,722,939	1,790,000
CMO Series 2006-105 Class ME
11/25/36	5.500%	1,500,000	1,775,367
CMO Series 2006-16 Class HZ
03/25/36	5.500%	10,841,673	12,098,169
CMO Series 2006-74 Class DV
08/25/23	6.500%	1,225,376	1,247,086
CMO Series 2006-W3 Class 2A

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Agency (continued)
09/25/46	6.000%	$929,326	$1,073,967
CMO Series 2007-104 Class ZE
08/25/37	6.000%	2,074,365	2,319,860
CMO Series 2007-116 Class PB
08/25/35	5.500%	1,119,133	1,270,447
CMO Series 2007-18 Class MZ
03/25/37	6.000%	1,439,204	1,705,505
CMO Series 2007-42 Class B
05/25/37	6.000%	2,000,000	2,323,314
CMO Series 2007-76 Class PD
03/25/36	6.000%	562,814	577,208
CMO Series 2007-76 Class ZG
08/25/37	6.000%	4,211,273	4,915,870
CMO Series 2007-84 Class PE
05/25/34	6.000%	64,594	64,599
CMO Series 2008-68 Class VB
03/25/27	6.000%	3,457,589	3,555,629
CMO Series 2008-80 Class GP
09/25/38	6.250%	542,528	609,014
CMO Series 2009-59 Class HB
08/25/39	5.000%	1,670,154	1,889,081
CMO Series 2009-60 Class HT
08/25/39	6.000%	2,437,650	2,818,757
CMO Series 2009-79 Class UA
03/25/38	7.000%	448,457	517,529
CMO Series 2009-W1 Class A
12/25/49	6.000%	4,932,236	5,738,602
CMO Series 2010-111 Class AE
04/25/38	5.500%	8,825,365	9,687,523
CMO Series 2010-111 Class AM
10/25/40	5.500%	3,000,000	3,587,967
CMO Series 2010-133 Class A
05/25/38	5.500%	6,730,066	7,263,437
CMO Series 2010-148 Class MA
02/25/39	4.000%	1,693,319	1,756,702
CMO Series 2010-2 Class LC
02/25/40	5.000%	1,200,000	1,387,954
CMO Series 2010-47 Class AV
05/25/21	5.000%	3,921,313	4,171,556
CMO Series 2010-83 Class DN
12/25/20	4.500%	2,910,053	3,296,444
CMO Series 2010-9 Class PC
10/25/39	4.500%	1,057,398	1,069,453
CMO Series 2011-118 Class MT
11/25/41	7.000%	3,747,041	4,279,257
CMO Series 2011-118 Class NT
11/25/41	7.000%	4,600,883	5,223,804
CMO Series 2011-39 Class ZA
11/25/32	6.000%	1,608,665	1,822,495
CMO Series G94-8 Class K
07/17/24	8.000%	546,644	634,596
Federal National Mortgage Association (c)(e)
CMO PO STRIPS Series 293 Class 1
12/01/24	0.000%	702,746	634,840
CMO PO STRIPS Series 300 Class 1
09/01/24	0.000%	683,572	616,058
CMO PO Series 2000-18 Class EC
10/25/23	0.000%	275,121	257,330

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Agency (continued)
CMO PO Series 2003-23 Class QO
01/25/32	0.000%	$11,218	$11,212
CMO PO Series 2004-46 Class EP
03/25/34	0.000%	706,525	655,295
CMO PO Series 2004-61 Class BO
10/25/32	0.000%	404,137	390,293
CMO PO Series 2006-113 Class PO
07/25/36	0.000%	458,712	439,340
CMO PO Series 2006-15 Class OP
03/25/36	0.000%	664,036	629,691
CMO PO Series 2006-60 Class CO
06/25/35	0.000%	681,963	668,480
CMO PO Series 2006-60 Class DO
04/25/35	0.000%	812,228	786,911
CMO PO Series 2006-8 Class WQ
03/25/36	0.000%	893,275	845,615
CMO PO Series 2006-86 Class OB
09/25/36	0.000%	1,466,545	1,390,122
CMO PO Series 2009-113 Class AO
01/25/40	0.000%	765,918	716,764
CMO PO Series 2009-69 Class PO
09/25/39	0.000%	523,757	494,427
CMO PO Series 2009-86 Class BO
03/25/37	0.000%	538,356	514,432
CMO PO Series 2009-86 Class OT
10/25/37	0.000%	1,513,711	1,423,567
CMO PO Series 2010-39 Class OT
10/25/35	0.000%	631,580	585,575
CMO PO Series 2010-68 Class CO
07/25/40	0.000%	1,167,150	1,099,907
CMO PO Series 314 Class 1
07/01/31	0.000%	562,726	537,269
CMO PO Series 3151 Class PO
05/15/36	0.000%	590,300	563,164
Federal National Mortgage Association (c)(d)
CMO IO Series 2009-71 Class BI
08/25/24	4.500%	628,575	48,134
CMO IO Series 2009-86 Class IP
10/25/39	5.500%	1,038,098	128,269
CMO IO Series 2009-86 Class UI
10/25/14	4.000%	2,430,524	103,012
CMO IO Series 2010-155 Class KI
01/25/21	3.000%	3,832,956	258,288
Federal National Mortgage Association (c)(f)
06/01/43	2.010%	15,000,000	15,135,900
04/01/23	2.500%	6,000,000	5,990,640
04/20/43	2.540%	3,290,000	3,338,330
04/30/43	2.578%	3,000,000	3,049,680
03/01/43	3.500%	3,993,854	4,227,495
CMO Series 2013-4 Class AJ
02/25/43	3.500%	3,986,467	4,249,829
Fontainebleau Miami Beach Trust Series 2012-FBLU Class A (a)(c)
05/05/27	2.887%	1,981,496	2,019,961
Government National Mortgage Association (b)(c)
CMO Series 2007-16 Class NS
04/20/37	22.564%	418,803	618,888
CMO Series 2010-H17 Class XQ

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Agency (continued)
07/20/60	5.246%	$5,723,943	$6,707,820
CMO Series 2011-137 Class WA
07/20/40	5.533%	3,124,837	3,573,988
CMO Series 2012-141 Class WC
01/20/42	3.781%	1,918,712	2,108,945
CMO Series 2012-61 Class FM
05/16/42	0.603%	5,463,101	5,474,382
CMO Series 2012-H10 Class FA
12/20/61	0.752%	2,868,822	2,890,620
CMO Series 2012-H21 Class CF
05/20/61	0.902%	2,800,179	2,815,594
CMO Series 2012-H21 Class DF
05/20/61	0.852%	2,499,099	2,512,007
CMO Series 2012-H26 Class MA
07/20/62	0.752%	1,993,847	2,004,349
CMO Series 2012-H28 Class FA
09/20/62	0.782%	4,959,579	4,974,194
CMO Series 2012-H30 Class JA
01/20/60	0.682%	2,038,028	2,045,689
CMO Series 2012-H30 Class PA
11/20/59	0.652%	2,370,458	2,372,996
CMO Series 2013-H01 Class TA
01/20/63	0.702%	1,993,036	1,999,758
CMO Series 2013-H07 Class GA
03/20/63	0.670%	3,027,000	3,027,000
CMO Series 2013-H07 Class HA
03/20/63	0.610%	2,007,000	2,007,000
Government National Mortgage Association (b)(c)(d)
CMO IO Series 2005-3 Class SE
01/20/35	5.897%	2,720,219	470,311
CMO IO Series 2006-38 Class SG
09/20/33	6.447%	2,536,767	149,026
CMO IO Series 2007-26 Class SW
05/20/37	5.997%	4,420,256	628,352
CMO IO Series 2007-40 Class SN
07/20/37	6.477%	2,978,650	500,639
CMO IO Series 2008-62 Class SA
07/20/38	5.947%	2,440,432	380,855
CMO IO Series 2008-76 Class US
09/20/38	5.697%	3,585,606	509,411
CMO IO Series 2008-95 Class DS
12/20/38	7.097%	3,045,873	516,064
CMO IO Series 2009-102 Class SM
06/16/39	6.197%	3,541,387	429,385
CMO IO Series 2009-106 Class ST
02/20/38	5.797%	3,920,237	556,300
CMO IO Series 2009-64 Class SN
07/16/39	5.897%	2,910,819	331,116
CMO IO Series 2009-67 Class SA
08/16/39	5.847%	1,994,388	229,576
CMO IO Series 2009-72 Class SM
08/16/39	6.047%	3,693,456	466,863
CMO IO Series 2009-81 Class SB
09/20/39	5.887%	4,479,810	583,642
CMO IO Series 2009-83 Class TS
08/20/39	5.897%	3,866,191	499,983
CMO IO Series 2010-47 Class PX
06/20/37	6.497%	4,908,922	824,178

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Agency (continued)
CMO IO Series 2011-75 Class SM
05/20/41	6.397%	$2,478,494	$331,145
Government National Mortgage Association (b)(c)(f)
04/01/63	2.000%	6,000,000	5,951,953
Government National Mortgage Association (c)
09/15/22	5.000%	1,073,572	1,156,367
09/20/38-08/20/39	6.000%	5,525,882	6,243,043
09/20/38-12/20/38	7.000%	882,753	1,018,411
CMO Series 1998-11 Class Z
04/20/28	6.500%	694,001	812,024
CMO Series 1999-16 Class Z
05/16/29	6.500%	614,099	709,477
CMO Series 2002-47 Class PG
07/16/32	6.500%	623,351	733,561
CMO Series 2003-25 Class PZ
04/20/33	5.500%	5,169,536	5,960,924
CMO Series 2003-75 Class ZX
09/16/33	6.000%	2,567,211	2,940,129
CMO Series 2005-26 Class XY
03/20/35	5.500%	1,321,000	1,498,959
CMO Series 2005-72 Class AZ
09/20/35	5.500%	1,509,167	1,812,856
CMO Series 2006-17 Class JN
04/20/36	6.000%	1,323,506	1,507,831
CMO Series 2006-33 Class NA
01/20/36	5.000%	1,883,854	2,030,331
CMO Series 2006-69 Class MB
12/20/36	5.500%	3,500,000	4,000,717
CMO Series 2007-6 Class LD
03/20/36	5.500%	1,043,481	1,093,541
CMO Series 2007-70 Class TA
08/20/36	5.750%	786,411	811,242
CMO Series 2008-23 Class PH
03/20/38	5.000%	2,399,577	2,735,746
CMO Series 2009-104 Class AB
08/16/39	7.000%	2,306,302	2,768,277
CMO Series 2009-2 Class PA
12/20/38	5.000%	1,008,666	1,082,206
CMO Series 2009-44 Class VA
05/16/20	5.500%	2,522,664	2,670,206
CMO Series 2009-89 Class VA
07/20/20	5.000%	2,208,727	2,496,740
CMO Series 2010-130 Class CP
10/16/40	7.000%	2,090,010	2,467,257
CMO Series 2010-14 Class QP
12/20/39	6.000%	1,590,871	1,738,249
CMO Series 2011-43 Class ZQ
01/16/33	5.500%	2,231,995	2,631,062
CMO Series 2013-H01 Class FA
01/20/63	1.650%	4,151,358	4,187,857
CMO Series 2013-H04 Class BA
02/20/63	1.650%	2,003,496	2,019,852
CMO Series 2013-H07 Class JA
03/20/63	1.750%	4,493,000	4,482,470
Government National Mortgage Association (c)(e)
CMO PO Series 2008-1 Class PO

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Agency (continued)
01/20/38	0.000%	$561,324	$533,568
CMO PO Series 2010-14 Class AO
12/20/32	0.000%	746,364	728,977
CMO PO Series 2010-14 Class EO
06/16/33	0.000%	162,918	161,104
CMO PO Series 2010-157 Class OP
12/20/40	0.000%	2,131,784	1,942,963
Government National Mortgage Association (c)(d)
CMO IO Series 2010-107 Class IL
07/20/39	6.000%	1,898,492	576,181
CMO IO Series 2010-144 Class BI
09/16/37	4.000%	8,016,231	840,317
Government National Mortgage Association (c)(f)
04/20/63	1.000%	5,000,000	5,000,000
Total Residential Mortgage-Backed Securities - Agency (Cost: $766,651,232)			$792,301,337

Residential Mortgage-Backed Securities - Non-Agency 7.6%
AJAX Mortgage Loan Trust (a)(b)(c)
CMO Series 2013-A Class A
05/25/49	3.500%	2,883,309	2,864,279
CMO Series 2013-B Class A1
02/25/51	3.750%	2,000,000	1,993,600
ASG Resecuritization Trust (a)(b)(c)
CMO Series 2009-2 Class G60
05/24/36	5.020%	800,000	850,895
CMO Series 2009-3 Class A65
03/26/37	2.310%	1,836,405	1,835,892
CMO Series 2010-3 Class 2A22
10/28/36	0.370%	356,468	354,055
CMO Series 2010-4 Class 2A20
11/28/36	0.325%	327,442	324,931
CMO Series 2011-1 Class 3A50
11/28/35	2.663%	852,368	832,709
ASG Resecuritization Trust (a)(c)
CMO Series 2011-1 Class 1A85
09/28/20	4.000%	960,334	963,249
American General Mortgage Loan Trust (a)(b)(c)
CMO Series 2009-1 Class A4
09/25/48	5.750%	192,621	192,532
CMO Series 2009-1 Class A5
09/25/48	5.750%	1,450,000	1,469,098
CMO Series 2009-1 Class A7
09/25/48	5.750%	2,550,000	2,712,976
CMO Series 2010-1A Class A1
03/25/58	5.150%	594,054	607,616
BCAP LLC Trust (a)(b)(c)
05/28/36	0.352%	1,497,755	1,372,252
08/26/37	5.000%	1,453,499	1,442,911
CMO Series 2009-RR13 Class 17A2
04/26/37	5.500%	1,065,663	1,047,614
CMO Series 2010-RR12 Class 2A5
01/26/36	4.500%	905,561	936,486
CMO Series 2010-RR4 Class 12A1
07/26/36	4.000%	433,436	444,502

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Non-Agency (continued)
CMO Series 2010-RR6 Class 22A3
06/26/36	4.810%	$690,843	$724,604
CMO Series 2010-RR6 Class 5A1
11/26/37	3.862%	283,725	285,321
CMO Series 2010-RR7 Class 15A1
01/26/36	1.010%	310,283	306,213
CMO Series 2010-RR7 Class 16A1
02/26/47	0.877%	646,398	638,649
CMO Series 2010-RR7 Class 1A5
04/26/35	5.002%	586,802	608,833
CMO Series 2010-RR7 Class 2A1
07/26/45	2.829%	1,207,209	1,221,404
CMO Series 2010-RR8 Class 3A3
05/26/35	5.067%	378,139	395,721
CMO Series 2010-RR8 Class 3A4
05/26/35	5.067%	1,000,000	932,500
CMO Series 2011-RR10 Class 2A1
09/26/37	0.953%	2,083,371	1,851,458
CMO Series 2011-RR2 Class 3A3
11/21/35	2.961%	610,596	609,697
CMO Series 2012-3 Class 2A5
05/26/37	2.471%	2,255,377	2,240,236
CMO Series 2012-RR10 Class 1A1
02/25/37	0.428%	1,340,873	1,250,932
CMO Series 2012-RR10 Class 3A1
05/25/36	0.392%	2,663,452	2,464,868
CMO Series 2012-RR2 Class 1A1
08/26/36	0.374%	1,735,148	1,661,545
Series 2011-RR5 Class 14A3
07/26/36	2.883%	778,990	773,790
Banc of America Alternative Loan Trust CMO Series 2004-1 Class 1A1 (c)
02/25/34	6.000%	852,740	874,432
Banc of America Funding Corp. (a)(b)(c)
CMO Series 2010-R4 Class 5A1
07/26/36	0.354%	99,890	98,709
Banc of America Funding Corp. (a)(c)
CMO Series 2010-R5 Class 1A1
10/26/37	5.500%	714,746	741,864
Banc of America Funding Corp. (c)
CMO Series 2004-3 Class 1A1
10/25/34	5.500%	644,456	660,204
Banc of America Mortgage Securities, Inc. (b)(c)
CMO Series 2004-C Class 2A2
04/25/34	3.065%	457,125	463,439
Banc of America Mortgage Securities, Inc. (c)
CMO Series 2003-3 Class 1A7
05/25/33	5.500%	945,144	974,311
CMO Series 2004-3 Class 1A26
04/25/34	5.500%	1,674,582	1,702,551
Banc of America Mortgage Securities, Inc. (c)(e)
CMO PO Series 2004-5 Class 1A9
06/25/34	0.000%	709,064	649,384
Bayview Opportunity Master Fund Trust IIB LP (a)(b)(c)
Series 2012-4NPL Class A
07/28/32	3.475%	787,538	796,090
Series 2013-8NPL Class A
03/28/33	3.228%	3,189,000	3,189,000

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Non-Agency (continued)
Bear Stearns Adjustable Rate Mortgage Trust CMO Series 2003-4 Class 3A1 (b)(c)
07/25/33	4.956%	$220,131	$218,415
Bear Stearns Alt-A Trust CMO Series 2005-2 Class 1A1 (b)(c)
03/25/35	0.704%	594,705	572,999
Bear Stearns Commercial Mortgage Securities CMO IO Series 2007-T26 Class X1 (a)(b)(c)(d)
01/12/45	0.055%	84,476,785	516,913
Chase Mortgage Finance Corp. (b)(c)
CMO Series 2007-A1 Class 1A3
02/25/37	3.021%	2,152,761	2,153,484
CMO Series 2007-A1 Class 2A1
02/25/37	2.988%	914,383	930,481
CMO Series 2007-A1 Class 7A1
02/25/37	2.933%	576,127	576,607
Citicorp Mortgage Securities, Inc. CMO Series 2004-4 Class A4 (c)
06/25/34	5.500%	1,110,373	1,161,817
Citigroup Mortgage Loan Trust, Inc. (a)(b)(c)
CMO Series 2008-AR4 Class 1A1A
11/25/38	2.942%	1,668,797	1,703,647
CMO Series 2009-10 Class 1A1
09/25/33	2.429%	1,301,383	1,287,396
CMO Series 2009-11 Class 3A1
05/25/37	5.750%	1,733,084	1,886,417
CMO Series 2010-10 Class 2A1
02/25/36	2.615%	1,198,914	1,219,573
CMO Series 2010-7 Class 10A1
02/25/35	2.610%	490,176	497,267
CMO Series 2011-3 Class 1A1
02/25/47	0.284%	348,437	346,512
CMO Series 2011-5 Class 1A1
02/25/46	0.394%	1,038,010	963,804
Citigroup Mortgage Loan Trust, Inc. (a)(c)
CMO Series 2010-8 Class 5A6
11/25/36	4.000%	6,475,124	6,664,983
CMO Series 2010-8 Class 6A6
12/25/36	4.500%	5,501,361	5,818,003
CMO Series 2012-A Class A
06/25/51	2.500%	1,314,208	1,301,066
Citigroup Mortgage Loan Trust, Inc. (c)
CMO Series 2003-1 Class 3A4
09/25/33	5.250%	714,338	755,102
CMO Series 2005-2 Class 2A11
05/25/35	5.500%	584,277	598,707
Citigroup/Deutsche Bank Commercial Mortgage Trust CMO IO Series 2006-CD2 Class X (a)(b)(c)(d)
01/15/46	0.079%	225,619,941	378,816
Commercial Mortgage Pass-Through Certificates Series 2012-MVP Class A (a)(b)(c)
11/17/26	2.141%	502,141	509,173
Countrywide Home Loan Mortgage Pass-Through Trust (c)
CMO Series 2003-29 Class A1
08/25/33	5.500%	403,054	419,267

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Non-Agency (continued)
CMO Series 2003-40 Class A5
10/25/18	4.500%	$941,828	$969,790
CMO Series 2004-13 Class 1A4
08/25/34	5.500%	872,532	909,386
CMO Series 2004-3 Class A26
04/25/34	5.500%	543,265	558,085
CMO Series 2004-5 Class 1A4
06/25/34	5.500%	1,238,210	1,287,934
Credit Suisse First Boston Mortgage Securities Corp. (c)
CMO Series 2003-21 Class 1A4
09/25/33	5.250%	534,978	557,713
CMO Series 2003-27 Class 5A4
11/25/33	5.250%	703,394	724,043
CMO Series 2004-4 Class 2A4
09/25/34	5.500%	1,117,722	1,194,790
CMO Series 2004-5 Class 3A1
08/25/19	5.250%	717,486	737,016
CMO Series 2004-8 Class 1A4
12/25/34	5.500%	888,902	933,376
Credit Suisse Mortgage Capital Certificates (a)(b)(c)
CMO Series 2010-11R Class A6
06/28/47	1.204%	5,522,773	5,218,200
CMO Series 2010-12R Class 14A1
09/26/46	2.845%	501,978	502,329
CMO Series 2010-12R Class 5A1
04/26/37	3.000%	355,847	357,154
CMO Series 2010-15R Class 7A1
10/26/37	1.416%	21,654	21,603
CMO Series 2010-15R Class 7A2
10/26/37	1.416%	250,000	244,209
CMO Series 2010-16 Class A4
06/25/50	3.563%	2,000,000	1,950,124
CMO Series 2010-17R Class 1A1
06/26/36	2.658%	629,486	646,324
CMO Series 2010-17R Class 5A1
07/26/36	2.952%	348,956	349,388
CMO Series 2010-1R Class 5A1
01/27/36	5.000%	583,305	604,885
CMO Series 2011-16R Class 7A3
12/27/36	3.500%	1,875,499	1,917,720
CMO Series 2011-1R Class A1
02/27/47	1.203%	2,117,178	2,106,377
CMO Series 2011-6R Class 3A1
07/28/36	2.952%	1,057,454	1,040,787
CMO Series 2011-7R Class A1
08/28/47	1.453%	2,036,417	2,025,568
CMO Series 2011-9R Class A1
03/27/46	2.203%	3,048,718	3,065,481
CMO Series 2012-3R Class 1A1
07/27/37	3.250%	2,326,692	2,340,011
Credit Suisse Mortgage Capital Certificates (a)(c)
CMO Series 2010-1R Class 26A1
05/27/37	4.750%	546,663	551,739
Deutsche Mortgage Securities, Inc. CMO Series 2010-RS2 Class A1 (a)(b)(c)
06/28/47	1.454%	50,504	50,506

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Non-Agency (continued)
Freedom Trust Series 2011-1 Class A13 (a)(b)(c)
11/30/37	0.194%	$250,040	$248,144
GMAC Mortgage Corp. Loan Trust (b)(c)
CMO Series 2003-AR2 Class 2A4
12/19/33	3.472%	1,437,429	1,434,360
GMAC Mortgage Corp. Loan Trust (c)
CMO Series 2004-J1 Class A20
04/25/34	5.500%	755,706	800,191
GSMPS Mortgage Loan Trust (a)(b)(c)
CMO Series 2005-RP3 Class 1AF
09/25/35	0.554%	1,417,305	1,218,623
GSMPS Mortgage Loan Trust (a)(b)(c)(d)
CMO IO Series 2005-RP3 Class 1AS
09/25/35	5.003%	1,107,332	186,316
GSR Mortgage Loan Trust (b)(c)
CMO Series 2005-5F Class 8A3
06/25/35	0.704%	153,192	143,890
GSR Mortgage Loan Trust (c)
CMO Series 2003-7F Class 1A4
06/25/33	5.250%	1,476,714	1,471,355
Impac CMB Trust CMO Series 2005-4 Class 2A1 (b)(c)
05/25/35	0.504%	784,299	773,011
Impac Secured Assets CMN Owner Trust (b)(c)
CMO Series 2003-3 Class A1
08/25/33	4.200%	508,072	521,601
CMO Series 2006-1 Class 2A1
05/25/36	0.554%	907,093	895,326
CMO Series 2006-2 Class 2A1
08/25/36	0.554%	1,320,149	1,279,166
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2010-C2 Class XA (a)(b)(c)(d)
11/15/43	1.937%	10,542,391	922,280
JPMorgan Mortgage Trust (b)(c)
CMO Series 2007-A1 Class 5A5
07/25/35	3.003%	1,198,545	1,229,137
Series 2006-A2 Class 5A3
11/25/33	2.900%	1,923,420	1,958,030
JPMorgan Resecuritization Trust (a)(b)(c)
CMO Series 2009-6 Class 4A1
09/26/36	5.395%	672,465	680,490
CMO Series 2010-4 Class 7A1
08/26/35	1.865%	539,328	538,263
LB-UBS Commercial Mortgage Trust CMO IO Series 2006-C1 Class XCL (a)(b)(c)(d)
02/15/41	0.369%	46,391,116	441,226
LVII Resecuritization Trust (a)(b)(c)
CMO Series 2009-2 Class M3
09/27/37	5.349%	2,000,000	2,061,524
CMO Series 2009-3 Class M3
11/27/37	5.777%	650,000	676,356
Ladder Capital Commercial Mortgage Trust Series 2013-GCP Class A2 (a)(c)
11/17/15	3.985%	1,535,000	1,573,364
MASTR Adjustable Rate Mortgages Trust (b)(c)

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Non-Agency (continued)
CMO Series 2004-13 Class 2A1
04/21/34	2.671%	$1,062,621	$1,102,360
CMO Series 2004-13 Class 3A7
11/21/34	2.630%	1,996,114	2,077,534
MASTR Asset Securitization Trust CMO Series 2004-P7 Class A6 (a)(c)
12/27/33	5.500%	654,926	689,721
MASTR Seasoned Securities Trust (c)
CMO Series 2004-2 Class A1
08/25/32	6.500%	814,404	909,624
CMO Series 2004-2 Class A2
08/25/32	6.500%	1,282,686	1,456,391
MLCC Mortgage Investors, Inc. (b)(c)
CMO Series 2003-A Class 2A1
03/25/28	0.984%	897,314	876,847
CMO Series 2003-E Class A1
10/25/28	0.824%	576,527	566,208
CMO Series 2004-1 Class 2A1
12/25/34	2.359%	1,081,030	1,092,794
CMO Series 2004-G Class A2
01/25/30	1.110%	1,004,510	972,515
Merrill Lynch Mortgage Investors, Inc. CMO Series 2004-A4 Class A2 (b)(c)
08/25/34	2.575%	1,307,822	1,323,812
Merrill Lynch/Countrywide Commercial Mortgage Trust CMO IO Series 2006-4 Class XC (a)(b)(c)(d)
12/12/49	0.192%	22,235,652	264,782
Morgan Stanley Bank of America Merrill Lynch Trust Series 2012-IO Class AXA (a)(c)
04/27/30	1.000%	1,580,432	1,565,608
Morgan Stanley Capital I, Inc. CMO IO Series 2007-HQ11 Class X (a)(b)(c)(d)
02/12/44	0.238%	79,099,407	471,670
Morgan Stanley Mortgage Loan Trust CMO Series 2004-3 Class 4A (b)(c)
04/25/34	5.670%	986,031	1,030,776
Morgan Stanley Re-Remic Trust (a)(c)
07/27/49	2.000%	5,609,784	5,679,906
Series 2010-C30A Class A3A
12/17/43	3.250%	88,041	87,974
Morgan Stanley Re-Remic Trust (a)(c)(e)
CMO PO Series 2009 Class B
07/17/56	0.000%	2,250,000	2,103,075
Morgan Stanley Re-Remic Trust (a)(c)(g)
07/27/49	0.250%	800,000	664,000
NCUA Guaranteed Notes (b)(c)
CMO Series 2010-R3 Class 1A
12/08/20	0.763%	1,231,823	1,239,140
NCUA Guaranteed Notes (c)
CMO Series 2010-R3 Class 3A
12/08/20	2.400%	588,023	607,840
Nomura Asset Acceptance Corp. CMO Series 2004-R2 Class A1 (a)(b)(c)
10/25/34	6.500%	319,195	321,726

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Non-Agency (continued)
PennyMac Loan Trust Series 2012-NPL1 Class A (a)(b)(c)
05/28/52	3.422%	$1,278,773	$1,284,462
Prime Mortgage Trust CMO Series 2004-2 Class A2 (c)
11/25/19	4.750%	844,697	877,890
RALI Trust (b)(c)
CMO Series 2003-QS13 Class A5
07/25/33	0.854%	623,467	590,415
RALI Trust (c)
CMO Series 2003-QS13 Class A2
07/25/33	4.000%	1,471,118	1,389,944
CMO Series 2003-QS15 Class A7
08/25/33	5.500%	1,691,934	1,743,567
CMO Series 2004-QS3 Class CB
03/25/19	5.000%	767,158	799,838
RBSSP Resecuritization Trust (a)(b)(c)
CMO Series 2010-9 Class 3A1
10/26/34	5.000%	818,252	867,735
CMO Series 2010-9 Class 7A5
05/26/37	4.000%	1,332,813	1,373,922
CMO Series 2012-3 Class 3A1
10/26/36	0.354%	1,683,622	1,560,507
RBSSP Resecuritization Trust (a)(c)
CMO Series 2009-1 Class 1A1
02/26/36	6.500%	837,030	893,515
CMO Series 2009-2 Class 1A1
08/26/37	7.000%	416,258	436,356
CMO Series 2010-12 Class 8A1
06/27/21	4.000%	419,405	423,655
RFMSI Trust (c)
CMO Series 2003-S4 Class A4
03/25/33	5.750%	946,201	957,258
CMO Series 2005-S1 Class 2A1
02/25/20	4.750%	358,450	368,587
RMS Mortgage Asset Trust CMO Series 2012-1 Class A1 (a)(b)(c)
10/25/56	4.703%	2,195,657	2,275,936
Real Estate Asset Trust Series 2011-2A Class A1 (a)(c)
05/25/49	5.750%	121,338	121,338
Residential Asset Mortgage Products, Inc. CMO Series 2004-SL2 Class A3 (c)
10/25/31	7.000%	1,142,373	1,192,933
Residential Asset Securitization Trust CMO Series 2004-IP2 Class 1A1 (b)(c)
12/25/34	2.707%	665,088	645,204
Residential Mortgage Asset Trust Series 2012-1A Class A1 (a)(b)(c)
08/26/52	2.734%	1,523,349	1,563,337
Sequoia Mortgage Trust CMO Series 2004-12 Class A3 (b)(c)
01/20/35	0.829%	1,147,771	950,584

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Non-Agency (continued)
Station Place Securitization Trust (a)(b)(c)
02/01/23	1.282%	$2,500,000	$2,500,000
Structured Adjustable Rate Mortgage Loan Trust (b)(c)
CMO Series 2004-4 Class 5A
04/25/34	5.008%	997,048	958,877
CMO Series 2004-6 Class 5A4
06/25/34	4.900%	1,000,000	1,025,547
Structured Asset Mortgage Investments, Inc. (b)(c)
CMO Series 2004-AR5 Class 1A1
10/19/34	0.863%	1,158,811	1,148,071
CMO Series 2005-AR5 Class A3
07/19/35	0.453%	748,379	735,340
Structured Asset Securities Corp. (b)(c)
CMO Series 2003-34A Class 3A3
11/25/33	2.704%	810,883	813,992
CMO Series 2003-40A Class 3A2
01/25/34	2.601%	942,133	905,166
CMO Series 2004-21XS Class 2A4A
12/25/34	4.900%	1,356,293	1,369,125
CMO Series 2004-4XS Class 1A5
02/25/34	5.490%	988,095	1,047,482
Series 2004-6XS Class A5A
03/25/34	5.530%	821,427	825,643
Structured Asset Securities Corp. (c)
CMO Series 2003-30 Class 1A5
10/25/33	5.500%	1,346,228	1,397,297
VOLT LLC (a)(b)(c)
Series 2012-NL1A Class A1
04/25/17	4.949%	3,226,423	3,286,553
Series 2012-RLF1 Class A
12/25/17	3.475%	2,324,245	2,324,245
VOLT LLC (a)(c)
Series 2012-RP2A Class A1
06/26/17	4.704%	1,566,159	1,602,813
Series 2012-RP2A Class A2
06/25/17	8.836%	225,000	230,519
Vendee Mortgage Trust CMO Series 1998-2 Class 1G (c)
06/15/28	6.750%	677,223	807,614
Vericrest Opportunity Loan Transferee (a)(b)(c)
CMO Series 2012-NL3A Class A
11/25/60	2.734%	3,030,912	3,061,039
Vericrest Opportunity Loan Transferee (a)(c)
CMO Series 2012-NL2A Class A1
02/26/52	2.487%	2,142,040	2,151,992
Vericrest Opportunity Loan Trust CMO Series 2013-1A Class A (a)(b)(c)
11/25/50	3.105%	1,742,780	1,742,780
Volt RPL XI LLC Series 2012-RP3A Class A1 (a)(b)(c)
11/27/17	3.475%	1,044,978	1,049,323
WaMu Mortgage Pass-Through Certificates (b)(c)
CMO Series 2003-AR11 Class A6
10/25/33	2.467%	1,710,332	1,743,800
CMO Series 2003-AR5 Class A7
06/25/33	2.452%	665,389	679,215

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Non-Agency (continued)
CMO Series 2003-AR6 Class A1
06/25/33	2.443%	$871,271	$893,800
CMO Series 2003-AR7 Class A7
08/25/33	2.323%	1,092,760	1,092,436
CMO Series 2004-AR3 Class A2
06/25/34	2.554%	561,887	569,755
CMO Series 2004-S1 Class 1A3
03/25/34	0.604%	85,723	84,577
WaMu Mortgage Pass-Through Certificates (c)
CMO Series 2003-S8 Class A4
09/25/18	4.500%	21,997	22,007
CMO Series 2004-CB1 Class 3A2
06/25/34	5.500%	2,286,348	2,413,069
CMO Series 2004-CB3 Class 4A
10/25/19	6.000%	534,460	563,715
CMO Series 2004-S3 Class 1A5
07/25/34	5.000%	462,522	476,520
Washington Mutual MSC Mortgage Pass-Through Certificates CMO Series 2003-MS2 Class 1A1 (c)
02/25/33	5.750%	599,569	624,654
Wells Fargo Mortgage Loan Trust CMO Series 2012-RR1 Class A1 (a)(b)(c)
08/27/37	2.847%	926,681	940,000
Wells Fargo Mortgage-Backed Securities Trust (b)(c)
CMO Series 2003-J Class 2A1
10/25/33	4.423%	359,982	363,314
CMO Series 2003-L Class 2A1
11/25/33	4.491%	578,844	568,089
CMO Series 2003N Class 2A2
12/25/33	4.722%	294,994	297,606
CMO Series 2004-EE Class 2A1
12/25/34	2.624%	198,346	204,579
CMO Series 2004-G Class A3
06/25/34	4.729%	329,460	337,205
CMO Series 2004-U Class A1
10/25/34	2.820%	1,499,965	1,513,117
CMO Series 2004-W Class A9
11/25/34	2.696%	1,464,748	1,508,015
CMO Series 2004P Class 2A1
09/25/34	2.616%	2,233,540	2,252,270
CMO Series 2005-AR8 Class 2A1
06/25/35	2.740%	316,849	323,903
CMO Series 2005-AR9 Class 2A1
10/25/33	2.745%	674,550	676,900
Wells Fargo Mortgage-Backed Securities Trust (c)
CMO Series 2004-4 Class A9
05/25/34	5.500%	947,130	977,061
CMO Series 2004-8 Class A1
08/25/19	5.000%	247,487	255,032
CMO Series 2005-1 Class 2A1
01/25/20	5.000%	387,969	407,510
CMO Series 2005-14 Class 1A1

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Non-Agency (continued)
12/25/35	5.500%	$777,767	$835,785
Total Residential Mortgage-Backed Securities - Non-Agency (Cost: $217,337,592)			$221,787,630

Commercial Mortgage-Backed Securities - Agency 10.0%
Federal National Mortgage Association (b)(c)
Series 2010-M3 Class A3
03/25/20	4.332%	4,000,000	4,570,992
Series 2012-M11 Class FA
08/25/19	0.658%	2,003,275	2,014,289
Federal National Mortgage Association (c)
05/01/22	2.860%	2,959,993	3,098,700
06/01/19	2.450%	2,000,000	2,110,011
06/01/19	2.360%	2,000,000	2,093,510
06/01/22	2.760%	7,000,000	7,278,034
07/01/21	4.317%	2,153,641	2,478,082
09/01/22	2.470%	2,477,456	2,523,908
12/01/19	1.690%	2,000,000	2,009,207
12/01/19	1.470%	1,492,074	1,494,349
12/01/22	2.390%	1,900,000	1,919,306
12/01/22	2.340%	1,891,879	1,903,604
12/01/22	2.400%	2,500,000	2,527,211
12/01/22	2.210%	1,891,421	1,886,785
12/01/22	2.210%	2,023,082	2,018,123
10/01/22	2.520%	2,000,000	2,042,546
12/01/22	2.400%	1,800,000	1,819,726
11/01/22	2.280%	2,212,070	2,219,003
12/01/22	2.320%	2,488,021	2,502,982
12/01/20	2.000%	1,500,000	1,500,513
12/01/22	2.380%	2,000,000	2,012,478
12/01/22	2.340%	2,290,966	2,303,220
12/01/22	2.190%	2,488,329	2,479,579
11/01/20	3.375%	967,958	1,054,465
11/01/19	4.130%	1,500,000	1,692,243
04/01/20	4.350%	1,483,754	1,697,433
07/01/20	4.066%	2,476,761	2,800,362
07/01/20	3.950%	2,000,000	2,240,476
09/01/20	3.505%	2,400,870	2,626,372
01/01/18	3.520%	2,458,817	2,698,250
01/01/21	4.380%	2,431,420	2,791,377
05/01/21	4.360%	1,500,000	1,722,819
08/01/21	4.130%	1,469,040	1,664,980
08/01/21	3.870%	1,960,175	2,187,842
07/01/21	4.260%	2,500,000	2,856,854
08/01/21	4.500%	4,000,000	4,644,982
10/01/21	3.590%	2,000,000	2,191,505
01/01/21	4.301%	1,460,847	1,682,705
01/01/20	4.540%	1,439,233	1,658,484
10/01/17	2.690%	2,482,056	2,638,980
11/01/18	2.970%	1,921,438	2,066,035
10/01/20	3.290%	1,500,000	1,621,698
10/01/17	2.490%	1,432,870	1,515,568
11/01/20	3.230%	2,486,326	2,678,314
05/01/21	4.390%	1,500,000	1,725,747

Issuer	Coupon Rate	Principal Amount	Value

Commercial Mortgage-Backed Securities - Agency (continued)
03/01/18	3.800%	$1,625,615	$1,799,652
04/01/21	4.380%	2,500,000	2,870,661
04/01/21	4.250%	2,500,000	2,856,612
04/01/21	4.250%	2,000,000	2,285,290
12/01/19	4.180%	2,622,793	2,968,136
01/01/21	4.050%	3,000,000	3,385,109
06/01/21	4.340%	3,000,000	3,448,137
06/01/21	4.240%	2,000,000	2,280,292
07/01/26	4.450%	2,941,317	3,357,132
09/01/21	3.770%	3,000,000	3,339,615
07/01/22	2.790%	4,000,000	4,163,459
07/01/19	2.370%	5,000,000	5,253,123
06/01/22	2.790%	2,046,807	2,131,468
07/01/22	2.690%	10,000,000	10,343,072
07/01/22	2.720%	4,597,356	4,762,853
07/01/19	2.200%	9,896,101	10,309,201
07/01/22	2.640%	4,153,074	4,281,180
08/01/22	2.650%	7,000,000	7,140,046
08/01/19	2.030%	5,076,000	5,215,800
07/01/22	2.760%	3,264,302	3,389,591
07/01/17	1.400%	3,500,000	3,563,108
07/01/22	2.670%	2,964,013	3,062,595
07/01/22	2.670%	5,000,000	5,112,529
07/01/22	2.830%	4,000,000	4,175,751
09/01/22	2.900%	1,982,731	2,077,076
07/01/22	2.750%	6,460,612	6,720,815
07/01/19	1.940%	2,000,000	2,035,728
08/01/22	2.360%	5,916,412	6,009,652
01/01/22	3.120%	2,000,000	2,133,273
01/01/17	1.990%	1,500,000	1,518,517
02/01/22	3.140%	3,000,000	3,184,943
06/01/19	2.100%	2,500,000	2,594,469
06/01/37	5.832%	1,248,554	1,449,053
06/01/22	2.600%	2,956,034	3,045,113
06/01/22	2.790%	2,946,306	3,077,534
05/01/22	2.940%	2,465,428	2,594,823
05/01/19	2.190%	4,925,141	5,135,413
02/01/20	4.369%	2,413,296	2,767,355
01/01/20	4.530%	4,827,871	5,634,033
02/01/20	4.399%	8,000,000	9,167,208
04/01/20	4.368%	2,894,405	3,323,344
05/01/22	3.000%	3,500,000	3,700,148
07/01/22	3.728%	2,695,457	2,996,985
11/01/22	2.450%	6,000,000	6,032,637
02/01/23	2.460%	2,994,177	3,026,529
01/01/23	2.340%	2,000,000	2,011,324
02/01/23	2.400%	2,000,000	2,019,812
Series 2011-M1 Class A3
06/25/21	3.763%	1,500,000	1,641,003
Series 2012-M8 Class ASQ2
12/25/19	1.520%	757,576	771,022
Series 2012-M8 Class ASQ3
12/25/19	1.801%	800,000	812,819
Total Commercial Mortgage-Backed Securities - Agency (Cost: $280,798,199)			$292,238,689

Issuer	Coupon Rate	Principal Amount	Value

Commercial Mortgage-Backed Securities - Non-Agency 2.8%
A10 Securitization LLC Series 2012-1 Class A (a)(c)
04/15/24	3.492%	$1,324,866	$1,344,407
BB-UBS Trust (a)(c)
Series 2012-SHOW Class A
11/05/36	3.430%	1,600,000	1,605,068
Series 2012-TFT Class A
06/05/30	2.892%	2,000,000	2,001,204
Banc of America Merrill Lynch Commercial Mortgage, Inc. (b)(c)
Series 2006-3 Class A4
07/10/44	5.889%	1,665,000	1,875,138
Banc of America Merrill Lynch Commercial Mortgage, Inc. (c)
Series 2005-3 Class AM
07/10/43	4.727%	1,000,000	1,065,153
Series 2006-5 Class A4
09/10/47	5.414%	775,000	870,683
Bear Stearns Commercial Mortgage Securities Series 2004-PWR4 Class A3 (b)(c)
06/11/41	5.468%	930,150	966,998
COBALT CMBS Commercial Mortgage Trust Series 2006-C1 Class AM (c)
08/15/48	5.254%	1,600,000	1,718,661
CW Capital Cobalt Ltd. (b)(c)(d)
CMO IO Series 2006-C1 Class IO
08/15/48	0.750%	19,868,007	421,698
CW Capital Cobalt Ltd. (c)
Series 2006-C1 Class A4
08/15/48	5.223%	1,650,000	1,841,283
Citigroup Commercial Mortgage Trust (a)(c)
Series 2013-SMP Class A
01/12/18	2.110%	986,000	1,009,366
Citigroup Commercial Mortgage Trust (b)(c)
Series 2005-C3 Class AM
05/15/43	4.830%	1,230,000	1,317,828
Citigroup Commercial Mortgage Trust (c)
Series 2006-C5 Class A4
10/15/49	5.431%	750,000	845,283
Citigroup/Deutsche Bank Commercial Mortgage Trust (a)(b)(c)(d)
CMO IO Series 2007-CD4 Class XC
12/11/49	0.129%	80,121,472	617,656
Citigroup/Deutsche Bank Commercial Mortgage Trust (b)(c)
Series 2005-CD1 Class AJ
07/15/44	5.218%	1,000,000	1,072,467
Series 2005-CD1 Class AM
07/15/44	5.218%	875,000	961,013
Commercial Mortgage Asset Trust Series 1999-C1 Class D (b)(c)
01/17/32	7.350%	1,500,000	1,543,265
Commercial Mortgage Pass-Through Certificates Series 2012-CR2 Class XA (b)(c)(d)
08/15/45	1.966%	2,645,597	333,115
Credit Suisse First Boston Mortgage Securities Corp. (b)(c)
Series 2006-C2 Class A3
03/15/39	5.653%	1,300,000	1,444,544
Credit Suisse First Boston Mortgage Securities Corp. (c)
Series 2005-C3 Class AM

Issuer	Coupon Rate	Principal Amount	Value

Commercial Mortgage-Backed Securities - Non-Agency (continued)
07/15/37	4.730%	$1,000,000	$1,079,066
DBRR Trust (a)(b)(c)
CMO Series 2011-C32 Class A3X1
06/17/49	2.015%	6,000,000	401,806
Series 2013-EZ2 Class A
03/15/33	0.853%	1,498,097	1,497,294
DBRR Trust (a)(c)
Series 2012-EZ1 Class A
09/25/45	0.946%	557,595	559,095
FDIC Structured Sale Guaranteed Notes Series 2010-C1 Class A (a)(c)
12/06/20	2.980%	1,463,071	1,530,520
GE Capital Commercial Mortgage Corp. (b)(c)
Series 2005-C1 Class AJ
06/10/48	4.826%	1,700,000	1,787,224
Series 2005-C1 Class B
06/10/48	4.846%	800,000	843,116
GS Mortgage Securities Corp. II (a)(b)(c)(d)
CMO IO Series 2006-GG8 Class X
11/10/39	0.584%	22,583,285	412,574
GS Mortgage Securities Corp. II (a)(c)
Series 2013-KING Class A
12/10/27	2.706%	1,069,569	1,098,001
Series 2013-NYC5 Class A
04/25/43	2.318%	1,222,000	1,253,028
GS Mortgage Securities Corp. II (b)(c)
Series 2004-GG2 Class A6
08/10/38	5.396%	2,100,000	2,199,698
Greenwich Capital Commercial Funding Corp. (b)(c)
Series 2006-GG7 Class A4
07/10/38	5.866%	3,000,000	3,386,907
Series 2006-GG7 Class AM
07/10/38	5.866%	300,000	335,694
JPMorgan Chase Commercial Mortgage Securities Corp. (b)(c)
Series 2004-CB9 Class A4
06/12/41	5.585%	997,279	1,045,890
Series 2005-CB11 Class AJ
08/12/37	5.364%	1,000,000	1,080,251
Series 2006-LDP9 Class A3SF
05/15/47	0.358%	1,000,000	994,788
JPMorgan Chase Commercial Mortgage Securities Corp. (b)(c)(d)
CMO IO Series 2006-CB15 Class X1
06/12/43	0.080%	83,020,757	610,169
JPMorgan Chase Commercial Mortgage Securities Corp. (c)
Series 2004-CB8 Class A4
01/12/39	4.404%	992,776	1,018,714
Series 2006-CB16 Class A4
05/12/45	5.552%	1,000,000	1,127,026
LB-UBS Commercial Mortgage Trust (c)
Series 2004-C2 Class A4
03/15/36	4.367%	1,281,000	1,314,904
Series 2007-C1 Class AM
02/15/40	5.455%	250,000	282,119
Series 2007-C2 Class A3
02/15/40	5.430%	1,000,000	1,126,844

Issuer	Coupon Rate	Principal Amount	Value

Commercial Mortgage-Backed Securities - Non-Agency (continued)
Merrill Lynch Mortgage Trust Series 2005-LC1 Class AJ (b)(c)
01/12/44	5.371%	$1,000,000	$1,093,635
Merrill Lynch/Countrywide Commercial Mortgage Trust Series 2007-9 Class A4 (c)
09/12/49	5.700%	585,000	678,026
Morgan Stanley Capital I, Inc. (a)(b)(c)(d)
CMO IO Series 2006-IQ12 Class X1
12/15/43	0.159%	47,206,316	652,911
CMO IO Series 2006-T21 Class X
10/12/52	0.207%	89,081,316	651,184
Morgan Stanley Capital I, Inc. (c)
Series 2004-HQ4 Class A7
04/14/40	4.970%	2,000,000	2,063,946
Morgan Stanley Re-Remic Trust (a)(c)
Series 2009-IO Class A2
07/17/56	5.000%	1,417,245	1,432,764
Series 2010-HQ4B Class A7A
04/16/40	4.970%	2,500,000	2,580,435
Series 2011-IO Class A
03/23/51	2.500%	1,299,287	1,312,280
NCUA Guaranteed Notes Series 2010-C1 Class APT (c)
10/29/20	2.650%	5,419,044	5,699,208
NorthStar Mortgage Trust Series 2012-1 Class A (a)(b)(c)
05/25/15	1.404%	2,001,802	2,001,802
RBS Commercial Funding, Inc.Trust Series 2013-SMV Class A (a)(c)
03/11/31	3.260%	797,000	818,689
RCMC LLC Series 2012-CRE1 Class A (a)(c)
11/15/44	5.623%	1,753,723	1,753,493
VNO Mortgage Trust Series 2012-6AVE Class A (a)(c)
11/15/30	2.996%	1,165,409	1,173,241
WF-RBS Commercial Mortgage Trust (a)(c)
Series 2011-C3 Class A4
03/15/44	4.375%	1,200,000	1,357,087
WF-RBS Commercial Mortgage Trust (c)
Series 2012-C6 Class A4
04/15/45	3.440%	960,000	1,026,955
Wachovia Bank Commercial Mortgage Trust (a)(b)(c)(d)
CMO IO Series 2004-C12 Class IO
07/15/41	0.018%	224,825,339	231,345
CMO IO Series 2006-C24 Class XC
03/15/45	0.050%	140,355,797	567,318
Wachovia Bank Commercial Mortgage Trust (b)(c)
Series 2003-C9 Class A4
12/15/35	5.012%	1,842,221	1,873,214
Series 2004-C11 Class A5
01/15/41	5.215%	1,305,000	1,357,362
Wells Fargo Commercial Mortgage Trust Series 2013-120B Class A (a)(b)(c)
04/15/45	2.800%	2,000,000	2,032,560

Issuer	Coupon Rate	Principal Amount	Value

Commercial Mortgage-Backed Securities - Non-Agency (continued)
Wells Fargo Re-Remic Trust Series 2012-IO Class A (a)(c)
08/20/21	1.750%	$3,438,540	$3,441,772
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost: $80,411,091)			$81,638,785

Asset-Backed Securities - Non-Agency 3.9%
Academic Loan Funding Trust Series 2012-1A Class A1 (a)(b)
12/27/22	1.004%	1,160,383	1,174,726
Ally Auto Receivables Trust
Series 2010-3 Class A3
10/15/14	1.110%	288,766	289,131
Series 2010-3 Class A4
08/17/15	1.550%	536,000	540,620
Series 2011-1 Class A3
01/15/15	1.380%	181,343	181,833
Series 2012-1 Class A3
02/16/16	0.930%	709,000	712,522
Series 2012-3 Class A2
01/15/15	0.700%	3,058,692	3,062,477
Series 2012-3 Class A3
08/15/16	0.850%	1,040,000	1,045,589
Series 2012-4 Class A2
05/15/15	0.480%	1,296,000	1,296,624
AmeriCredit Automobile Receivables Trust
Series 2010-3 Class A3
04/08/15	1.140%	200,620	201,194
Series 2011-1 Class A3
09/08/15	1.390%	220,503	221,101
Series 2011-3 Class A2
11/10/14	0.840%	62,157	62,161
Series 2011-4 Class A3
05/09/16	1.170%	943,000	947,971
Series 2012-2 Class A2
10/08/15	0.760%	448,634	449,285
Series 2012-2 Class A3
10/11/16	1.050%	246,000	247,871
Series 2012-3 Class A2
12/08/15	0.710%	972,008	973,553
Series 2012-3 Class A3
01/09/17	0.960%	622,000	626,239
Series 2012-4 Class A2
04/08/16	0.490%	816,842	816,985
Series 2012-5 Class A2
01/08/16	0.510%	1,000,000	1,000,347
Series 2012-5 Class A3
06/08/17	0.620%	387,000	387,262
Series 2013-1 Class A2
06/08/16	0.490%	458,000	458,081
Series 2013-1 Class A3
10/10/17	0.610%	119,000	118,978
American Credit Acceptance Receivables Trust (a)
Series 2012-1 Class A2

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency (continued)
10/15/15	3.040%	$423,573	$426,659
Series 2012-2 Class A
07/15/16	1.890%	1,530,586	1,540,566
Series 2012-3 Class A
11/15/16	1.640%	1,197,845	1,197,444
Series 2013-1 Class A
04/16/18	1.450%	2,708,000	2,707,852
Asset-Backed Funding Certificates Series 2005-AG1 Class A4 (b)
06/25/35	5.010%	1,011,531	1,024,628
BXG Receivables Note Trust Series 2012-A Class A (a)
12/02/27	2.660%	1,031,068	1,029,589
Bear Stearns Asset-Backed Securities Trust Series 2003-SD1 Class A (b)
12/25/33	0.654%	950,557	933,062
CNH Equipment Trust
Series 2010-C Class A3
05/15/15	1.170%	298,291	299,011
Series 2012-A Class A2
07/15/15	0.650%	144,755	144,807
Series 2012-A Class A3
05/15/17	0.940%	1,117,000	1,122,366
CPS Auto Receivables Trust (a)
Series 2011-B Class A
09/17/18	3.680%	1,585,837	1,632,566
Series 2011-C Class A
03/15/19	4.210%	792,593	824,399
Series 2012-A Class A
06/17/19	2.780%	442,276	453,171
Series 2012-B Class A
09/16/19	2.520%	2,564,994	2,600,851
Series 2012-C Class A
12/16/19	1.820%	1,384,807	1,394,749
Series 2012-D Class A
03/16/20	1.480%	645,651	644,020
CPS Auto Trust Series 2013-A Class A (a)
06/15/20	1.310%	923,000	920,506
California Republic Auto Receivables Trust Series 2012-1 Class A (a)
08/15/17	1.180%	1,501,255	1,499,589
CarNow Auto Receivables Trust Series 2012-1A Class A (a)
01/15/15	2.090%	114,007	114,046
Chase Funding Mortgage Loan Asset-Backed Certificates
Series 2003-5 Class 1A4
02/25/30	4.396%	309,950	310,609
Chase Funding Mortgage Loan Asset-Backed Certificates (b)
Series 2003-2 Class 2A2
02/25/33	0.764%	751,170	712,676
Series 2003-4 Class 1A5
05/25/33	5.416%	887,600	935,843
Series 2003-6 Class 1A5
11/25/34	5.350%	750,000	740,815
Concord Funding Co. LLC (a)
Series 2012-2 Class A

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency (continued)
01/15/17	3.145%	$2,600,000	$2,600,000
Series 2013-1 Class A
02/15/15	2.420%	1,400,000	1,400,000
Credit Acceptance Auto Loan Trust (a)
Series 2011-1 Class A
03/15/19	2.610%	1,175,000	1,191,631
Series 2012-1A Class A
09/16/19	2.200%	923,000	936,899
Series 2012-2A Class A
03/15/20	1.520%	1,210,000	1,217,634
Credit Suisse First Boston Mortgage Securities Corp. Series 2004-CF2 Class 1A2 (a)(b)
01/25/43	5.150%	449,093	440,681
Credit Suisse Mortgage Capital Certificates CMO Series 2010-16 Class A3 (a)(b)
06/25/50	3.563%	800,000	781,186
Deutsche Mortgage Securities, Inc. CMO Series 2009-RS2 Class 4A1 (a)(b)
04/26/37	0.332%	250,478	248,974
Exeter Automobile Receivables Trust Series 2012-2A Class A (a)
06/15/17	1.300%	1,159,990	1,166,099
First Investors Auto Owner Trust (a)
Series 2012-2A Class A2
05/15/18	1.470%	912,305	913,556
Series 2013-1A Class A2
10/15/18	0.900%	774,000	773,019
Flagship Credit Auto Trust Series 2012-1 Class A (a)
01/15/15	1.860%	272,849	273,437
Fortress Opportunities Residential Transaction Series 2011-1A Class A1 (a)(b)
10/25/47	7.211%	1,110,161	1,116,990
HLSS Servicer Advance Receivables Backed Notes (a)
Series 2012-T2 Class A1
10/15/43	1.340%	2,323,000	2,330,143
Series 2012-T2 Class A2
10/15/45	1.990%	1,460,000	1,486,590
Series 2013-T1 Class A1
01/15/44	0.898%	1,607,000	1,609,946
Series 2013-T1 Class A2
01/16/46	1.495%	1,197,000	1,203,893
Series 2013-T1 Class B2
01/16/46	1.744%	435,000	438,084
Harley-Davidson Motorcycle Trust Series 2010-1 Class A3
02/15/15	1.160%	102,857	102,914
Honda Auto Receivables Owner Trust Series 2012-2 Class A3
02/16/16	0.700%	440,000	441,519
Huntington Auto Trust
Series 2012-1 Class A3
09/15/16	0.810%	577,000	579,678
Huntington Auto Trust (a)
Series 2011-1A Class A3
01/15/16	1.010%	481,416	483,410

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency (continued)
Series 2011-1A Class A4
11/15/16	1.310%	$800,000	$811,760
Hyundai Auto Receivables Trust
Series 2011-A Class A3
04/15/15	1.160%	231,396	232,073
Series 2011-A Class A4
12/15/15	1.780%	520,000	527,449
LAI Vehicle Lease Securitization Trust Series 2010-A Class A (a)
09/15/16	2.550%	182,357	182,403
Lake Country Mortgage Loan Trust Series 2006-HE1 Class A3 (a)(b)
07/25/34	0.554%	826,403	817,103
MMCA Automobile Trust Series 2012-A Class A4 (a)
08/15/17	1.570%	2,000,000	2,040,690
Macquarie Equipment Funding Trust Series 2012-A Class A2 (a)
04/20/15	0.610%	2,800,000	2,797,434
Madison Avenue Manufactured Housing Contract Series 2002-A Class M2 (b)
03/25/32	2.454%	1,157,000	1,163,447
Mid-State Trust (a)
Series 2006-1 Class M1
10/15/40	6.083%	1,758,472	1,752,982
Series 2010-1 Class M
12/15/45	5.250%	1,742,810	1,799,146
NCUA Guaranteed Notes CMO Series 2010-A1 Class A (b)
12/07/20	0.553%	306,996	307,880
Nationstar Agency Advance Funding Trust (a)
Series 2013-T1A Class AT1
02/15/45	0.997%	843,000	844,146
Series 2013-T2A Class AT2
01/18/48	1.892%	396,000	398,736
New York Mortgage Trust Series 2012-RP1A Class (a)(b)
12/28/17	4.250%	2,500,000	2,500,000
Newcastle Investment Trust Series 2011-MH1 Class A (a)
12/10/33	2.450%	303,968	303,651
Nissan Auto Receivables Owner Trust
Series 2012-A Class A3
05/16/16	0.730%	517,000	518,953
Series 2012-A Class A4
07/16/18	1.000%	333,000	336,364
Park Place Securities, Inc. Series 2004-MCW1 Class M1 (b)
10/25/34	1.142%	1,397,713	1,365,816

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency (continued)
RASC Trust Series 2005-KS Class A3 (b)
10/25/35	0.574%	$478,156	$469,234
RFA
08/06/18	6.250%	2,197,084	2,197,084
RFA (a)
09/05/18	5.750%	1,318,619	1,318,619
Residential Asset Mortgage Products, Inc. (b)
Series 2004-RS6 Class AI4
05/25/32	5.457%	249,294	250,780
Series 2005-EFC5 Class A3
10/25/35	0.544%	1,100,000	1,087,604
Series 2005-RZ4 Class A2
11/25/35	0.464%	237,634	235,476
Series 2006-RZ1 Class A3
03/25/36	0.504%	2,300,000	2,137,620
SNAAC Auto Receivables Trust Series 2012-1A Class A (a)
06/15/16	1.780%	378,118	378,585
Santander Drive Auto Receivables Trust
Series 2011-1 Class B
11/16/15	2.350%	800,000	811,070
Series 2012-1 Class A2
04/15/15	1.250%	526,376	527,569
Series 2012-1 Class A3
10/15/15	1.490%	411,000	414,158
Series 2012-2 Class A2
05/15/15	0.910%	381,118	381,656
Series 2012-2 Class A3
12/15/15	1.220%	427,000	429,747
Series 2012-5 Class A2
12/15/15	0.570%	264,102	264,158
Series 2012-5 Class A3
12/15/16	0.830%	240,000	240,668
Santander Drive Auto Receivables Trust (a)
Series 2010A Class A4
06/15/17	2.390%	800,000	814,889
Series 2011-S2A Class B
06/15/17	2.060%	160,765	161,482
Series 2011-S2A Class D
06/15/17	3.350%	830,361	836,838
Saxon Asset Securities Trust CMO Series 2003-1 Class AF6 (b)
06/25/33	4.795%	57,925	58,899
Stanwich Mortgage Loan Trust (a)
Series 2012-NPL3 Class A
05/15/42	4.213%	91,639	91,676
Series 2012-NPL4 Class A
09/15/42	2.981%	2,528,690	2,533,853
Series 2012-NPL5 Class A
10/18/42	2.981%	4,312,011	4,316,754
Series 2013-NPL1 Class A
02/16/43	2.981%	3,617,669	3,640,349
Structured Asset Investment Loan Trust Series 2005-5 Class A9 (b)
06/25/35	0.474%	231,793	231,345
Structured Asset Securities Corp.
CMO Series 2004-5H Class A4

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency (continued)
12/25/33	5.540%	$1,457,103	$1,506,251
Structured Asset Securities Corp. (b)
Series 2004-6XS Class A5B (AMBAC)
03/25/34	5.550%	985,712	991,156
Series 2005-NC1 Class A11
02/25/35	4.690%	1,680,490	1,668,084
Trafigura Securitisation Finance PLC Series 2012-1A Class A (a)(b)
10/15/15	2.603%	2,197,000	2,240,211
United Auto Credit Securitization Trust Series 2012-1 Class A2 (a)
03/16/15	1.100%	660,000	660,009
Westgate Resorts LLC (a)
Series 2012-1 Class A
09/20/25	4.500%	1,679,981	1,717,780
Series 2012-2A Class A
01/20/25	3.000%	1,747,606	1,762,352
Series 2012-3A Class A
03/20/25	2.500%	1,182,825	1,184,304
Westlake Automobile Receivables Trust Series 2011-1A Class A3 (a)
06/16/14	1.490%	156,383	156,628
Total Asset-Backed Securities - Non-Agency (Cost: $112,772,805)			$114,177,578

Inflation-Indexed Bonds 0.6%
UNITED STATES 0.6%
U.S. Treasury Inflation-Indexed Bond
04/15/13	0.625%	2,178,960	2,181,404
01/15/14	2.000%	1,246,280	1,287,385
04/15/14	1.250%	4,896,495	5,057,250
04/15/15	0.500%	5,844,355	6,137,523
04/15/16	0.125%	1,043,270	1,107,993
01/15/29	2.500%	1,072,570	1,497,813
Total			17,269,368
Total Inflation-Indexed Bonds (Cost: $16,928,112)			$17,269,368

U.S. Treasury Obligations 21.0%
U.S. Treasury
04/15/13	1.750%	3,000,000	3,002,351
04/30/13	3.125%	2,500,000	2,506,709
07/31/13	3.375%	2,000,000	2,021,796
08/15/13	4.250%	1,000,000	1,015,508
10/15/13	0.500%	2,000,000	2,004,140
10/31/13	0.250%	1,500,000	1,500,996
01/31/14	1.750%	1,500,000	1,519,922
02/28/14	1.875%	4,400,000	4,468,578
04/30/14	1.875%	4,000,000	4,072,968
07/31/14	2.625%	20,500,000	21,162,252
09/30/14	2.375%	16,500,000	17,032,947
10/31/14	2.375%	22,000,000	22,744,216
12/31/14	2.625%	4,000,000	4,166,248
01/31/15	2.250%	30,430,000	31,550,919

Issuer	Coupon Rate	Principal Amount	Value

U.S. Treasury Obligations (continued)
02/15/15	4.000%	$1,800,000	$1,926,000
02/15/15	11.250%	4,200,000	5,062,642
03/31/15	2.500%	570,000	595,517
05/15/15	4.125%	8,050,000	8,704,063
04/30/16	2.625%	4,000,000	4,273,436
12/31/16	3.250%	57,450,000	63,298,238
01/31/17	3.125%	15,000,000	16,477,740
03/31/17	3.250%	5,000,000	5,531,640
08/15/17	4.750%	12,745,000	15,015,203
08/15/17	8.875%	7,215,000	9,785,344
11/15/17	4.250%	1,000,000	1,162,266
02/15/18	3.500%	5,000,000	5,660,940
08/31/18	1.500%	6,000,000	6,202,968
11/30/18	1.375%	21,200,000	21,736,614
05/15/19	3.125%	7,151,000	8,056,045
11/15/19	3.375%	2,000,000	2,289,376
02/15/20	8.500%	500,000	743,867
05/15/20	3.500%	8,000,000	9,237,504
08/15/20	2.625%	5,650,000	6,171,303
08/15/20	8.750%	28,500,000	43,587,187
11/15/20	2.625%	1,500,000	1,636,055
02/15/21	3.625%	12,600,000	14,679,000
05/15/21	3.125%	7,000,000	7,882,112
02/15/27	6.625%	1,000,000	1,511,562
08/15/27	6.375%	3,000,000	4,464,375
08/15/28	5.500%	14,700,000	20,377,875
08/15/29	6.125%	5,250,000	7,783,125
02/15/31	5.375%	1,100,000	1,530,203
02/15/36	4.500%	11,100,000	14,098,732
02/15/37	4.750%	3,500,000	4,607,421
05/15/37	5.000%	3,550,000	4,834,102
02/15/38	4.375%	500,000	625,078
05/15/38	4.500%	2,100,000	2,674,875
U.S. Treasury (h)
STRIPS
02/15/14	0.000%	3,200,000	3,194,867
08/15/16	0.000%	6,000,000	5,904,216
11/15/16	0.000%	6,000,000	5,884,608
02/15/20	0.000%	4,000,000	3,669,328
05/15/20	0.000%	40,736,000	37,072,449
08/15/20	0.000%	10,000,000	9,030,180
11/15/20	0.000%	11,445,000	10,246,468
02/15/21	0.000%	8,855,000	7,846,371
05/15/21	0.000%	16,800,000	14,769,098
08/15/21	0.000%	750,000	653,000
11/15/21	0.000%	5,900,000	5,083,894
02/15/22	0.000%	1,000,000	853,337
05/15/23	0.000%	1,000,000	812,845
08/15/24	0.000%	1,000,000	771,465
02/15/26	0.000%	500,000	361,481
08/15/26	0.000%	1,452,000	1,027,061
11/15/26	0.000%	9,000,000	6,297,849
02/15/27	0.000%	15,200,000	10,525,772
08/15/27	0.000%	2,500,000	1,693,123
11/15/27	0.000%	9,100,000	6,099,302
02/15/28	0.000%	7,250,000	4,807,838
08/15/28	0.000%	500,000	324,707
11/15/28	0.000%	1,700,000	1,092,066
02/15/29	0.000%	3,665,000	2,329,173

Issuer	Coupon Rate	Principal Amount	Value

U.S. Treasury Obligations (continued)
08/15/29	0.000%	$5,400,000	$3,363,552
11/15/29	0.000%	1,600,000	986,114
02/15/30	0.000%	3,350,000	2,042,897
05/15/30	0.000%	1,500,000	905,681
08/15/30	0.000%	1,800,000	1,076,260
11/15/30	0.000%	2,500,000	1,479,155
05/15/31	0.000%	2,600,000	1,506,417
11/15/31	0.000%	1,000,000	567,393
02/15/32	0.000%	1,700,000	955,216
05/15/32	0.000%	4,500,000	2,504,799
11/15/32	0.000%	5,450,000	2,969,634
05/15/33	0.000%	5,425,000	2,898,843
08/15/33	0.000%	4,000,000	2,114,664
11/15/33	0.000%	4,400,000	2,302,159
02/15/34	0.000%	2,400,000	1,242,835
05/15/34	0.000%	400,000	204,916
08/15/34	0.000%	2,375,000	1,205,191
11/15/34	0.000%	1,850,000	929,285
02/15/35	0.000%	5,250,000	2,611,187
05/15/35	0.000%	3,050,000	1,500,499
Total U.S. Treasury Obligations (Cost: $587,076,054)			$614,709,153

U.S. Government & Agency Obligations 8.8%
Federal Farm Credit Banks
11/15/18	5.125%	5,164,000	6,263,576
Federal Home Loan Banks
07/15/36	5.500%	2,000,000	2,678,562
Federal Home Loan Mortgage Corp.
04/29/14	1.350%	2,000,000	2,024,866
04/18/16	5.250%	2,000,000	2,290,602
08/23/17	5.500%	22,500,000	27,109,192
11/17/17	5.125%	58,000,000	69,288,424
Federal National Mortgage Association
09/15/16	5.250%	10,000,000	11,611,680
05/11/17	5.000%	5,500,000	6,457,973
06/12/17	5.375%	29,000,000	34,575,656
Federal National Mortgage Association (h)
07/05/14	0.000%	2,000,000	1,984,598
06/01/17	0.000%	10,000,000	9,620,290
STRIPS
11/15/21	0.000%	1,750,000	1,428,284
05/15/30	0.000%	3,750,000	2,078,018
Financing Corp. FICO (h)
11/30/17	0.000%	3,250,000	3,084,152
Financing Corp. (h)
04/05/19	0.000%	1,000,000	907,545
STRIPS
05/11/18	0.000%	3,600,000	3,413,646
Israel Government AID Bond
U.S. Government Guaranteed
09/18/33	5.500%	1,000,000	1,292,147
Israel Government AID Bond (h)
08/15/20	0.000%	2,500,000	2,201,548
U.S. Government Guaranteed
03/15/19	0.000%	2,500,000	2,316,103

Issuer	Coupon Rate	Principal Amount	Value

U.S. Government & Agency Obligations (continued)
11/15/19	0.000%	$1,501,000	$1,359,853
02/15/20	0.000%	6,000,000	5,387,514
11/01/24	0.000%	1,850,000	1,317,437
02/15/25	0.000%	2,250,000	1,577,018
11/15/26	0.000%	1,500,000	966,131
Residual Funding Corp. (h)
STRIPS
10/15/19	0.000%	12,300,000	11,197,071
07/15/20	0.000%	21,700,000	19,303,126
10/15/20	0.000%	4,500,000	3,964,387
01/15/21	0.000%	2,000,000	1,744,484
Tennessee Valley Authority
Senior Unsecured
07/18/17	5.500%	11,000,000	13,189,594
04/01/36	5.880%	500,000	683,986
Tennessee Valley Authority (h)
STRIPS
11/01/25	0.000%	7,000,000	4,697,007
Total U.S. Government & Agency Obligations (Cost: $240,615,826)			$256,014,470

Foreign Government Obligations 1.0%
AUSTRALIA 0.1%
Australia and New Zealand Banking Group Ltd. (a)
11/23/16	2.400%	1,119,000	1,175,398
Commonwealth Bank of Australia (a)
03/16/17	2.250%	325,000	340,200
National Australia Bank Ltd. (a)
06/20/17	2.000%	875,000	906,850
Westpac Banking Corp. (a)
11/28/16	2.450%	600,000	631,440
Total			3,053,888

BRAZIL 0.1%
Petrobras International Finance Co.
03/15/19	7.875%	790,000	961,148
01/27/21	5.375%	630,000	681,901
01/27/41	6.750%	575,000	649,918
Total			2,292,967

CANADA 0.6%
Bank of Montreal (a)
10/31/14	1.300%	1,037,000	1,051,005
CDP Financial, Inc. (a)
11/25/19	4.400%	1,000,000	1,144,926
Caisse Centrale Desjardins du Quebec (a)
03/24/16	2.550%	1,452,000	1,531,570
Hydro-Quebec
02/01/21	9.400%	750,000	1,111,132
01/15/22	8.400%	1,295,000	1,848,831
Province of Ontario

Issuer	Coupon Rate	Principal Amount	Value

Foreign Government Obligations (continued)
CANADA (CONTINUED)
Senior Unsecured
05/26/15	0.950%	$2,715,000	$2,740,144
06/16/15	2.700%	1,840,000	1,927,912
Province of Quebec
01/30/26	6.350%	440,000	595,885
Royal Bank of Canada
09/19/17	1.200%	3,820,000	3,832,426
Toronto-Dominion Bank (The) (a)
07/29/15	2.200%	2,500,000	2,596,005
Total			18,379,836
MEXICO 0.1%
Mexico Government International Bond
Senior Unsecured
03/08/44	4.750%	1,090,000	1,130,875
10/12/10	5.750%	458,000	502,426
Total			1,633,301
NORWAY —%
Statoil ASA
04/15/19	5.250%	880,000	1,061,495
UNITED KINGDOM 0.1%
Barclays Bank PLC (a)
05/10/17	2.250%	343,000	357,527
HSBC Bank PLC (a)
07/07/14	1.625%	1,364,000	1,384,995
Total			1,742,522
Total Foreign Government Obligations (Cost: $27,395,937)			$28,164,009

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds 0.2%
American Municipal Power, Inc. Revenue Bonds Build America Bonds Series 2010
02/15/50	7.499%	$1,265,000	$1,694,632

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
City of Los Angeles Department of Airports Revenue Bonds Build America Bonds Series 2009
05/15/39	6.582%	$420,000	$541,573
New York State Dormitory Authority Revenue Bonds Build America Bonds Series 2010
03/15/40	5.600%	415,000	519,945
Ohio State University (The) Revenue Bonds Taxable Series 2011A
06/01/11	4.800%	1,514,000	1,613,561
Port Authority of New York & New Jersey Revenue Bonds Taxable Consolidated 160th Series 2010
11/01/40	5.647%	835,000	1,029,688
State of California Unlimited General Obligation Bonds Build America Bonds Series 2009
10/01/39	7.300%	295,000	411,127
Total Municipal Bonds (Cost: $4,999,497)			$5,810,526
		Shares	Value

Money Market Funds 4.2%
Columbia Short-Term Cash Fund, 0.132% (i)(j)		122,458,713	$122,458,713
Total Money Market Funds (Cost: $122,458,713)			$122,458,713
Total Investments
(Cost: $2,845,163,400) (k)			$2,960,400,868(l)
Other Assets & Liabilities, Net			(37,132,320)
Net Assets			$2,923,268,548

Notes to Portfolio of Investments

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2013, the value of these securities amounted to $316,216,112 or 10.82% of net assets.

(b)	Variable rate security.
(c)

The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(d)	Interest Only (IO) security. The actual effective yield of this security is different than the stated coupon rate.
(e)	Principal Only (PO) security issued with a zero coupon. Income is recognized through the accretion of discount.

(f)	Represents a security purchased on a when-issued or delayed delivery basis.
(g)

Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At March 31, 2013, the value of these securities amounted to $664,000, which represents 0.02% of net assets.

(h)	Zero coupon bond.
(i)	The rate shown is the seven-day current annualized yield at March 31, 2013.
(j)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2013, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Sales Cost/ Proceeds from Sales ($)	Ending Cost ($)	Dividends or Interest Income ($)	Value ($)
Columbia Short-Term Cash Fund	68,846,910	164,735,174	(111,123,371)	122,458,713	29,438	122,458,713

(k)

At March 31, 2013, the cost of securities for federal income tax purposes was approximately $2,845,163,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$123,562,000
Unrealized Depreciation	(8,324,000)
Net Unrealized Appreciation	$115,238,000

(l)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

AID	Agency for International Development
AMBAC	Ambac Assurance Corporation
CMO	Collateralized Mortgage Obligation
STRIPS	Separate Trading of Registered Interest and Principal Securities

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques;  securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third- party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However,  the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2013:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Bonds
Corporate Bonds & Notes
Airlines	—	538,796	1,472,133	2,010,929
All Other Industries	—	411,819,681	—	411,819,681
Residential Mortgage-Backed Securities - Agency	—	744,318,364	47,982,973	792,301,337
Residential Mortgage-Backed Securities - Non-Agency	—	177,654,246	44,133,384	221,787,630
Commercial Mortgage-Backed Securities - Agency	—	292,238,689	—	292,238,689
Commercial Mortgage-Backed Securities - Non-Agency	—	70,961,214	10,677,571	81,638,785
Asset-Backed Securities - Non-Agency	—	97,109,838	17,067,740	114,177,578
Inflation-Indexed Bonds	—	17,269,368	—	17,269,368
U.S. Treasury Obligations	440,991,959	173,717,194	—	614,709,153
U.S. Government & Agency Obligations	—	256,014,470	—	256,014,470
Foreign Government Obligations	—	28,164,009	—	28,164,009
Municipal Bonds	—	5,810,526	—	5,810,526
Total Bonds	440,991,959	2,275,616,395	121,333,801	2,837,942,155
Other
Money Market Funds	122,458,713	—	—	122,458,713
Total Other	122,458,713	—	—	122,458,713
Total	563,450,672	2,275,616,395	121,333,801	2,960,400,868

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

The following table is a reconciliation of Level 3 assets for which significant observable and/or unobservable inputs were used to determine fair value.

		Residential	Residential	Commercial
		Mortgage-Backed	Mortgage-Backed	Mortgage-Backed	Asset-Backed
	Corporate Bonds	Securities -	Securities -	Securities -	Securities -
	& Notes ($)	Agency ($)	Non-Agency ($)	Non-Agency ($)	Non-Agency ($)	Total ($)
Balance as of December 31, 2012	1,452,576	31,268,874	38,985,250	10,315,731	19,413,923	101,436,354
Accrued discounts/premiums	(758)	—	43,391	(25,376)	(301)	16,956
Realized gain (loss)	—	—	5,268	1,778	—	7,046
Change in unrealized appreciation (depreciation)(a)	20,315	77,558	258,501	(32,493)	(180)	323,701
Sales	—	—	(3,515,216)	(1,214,257)	(1,745,759)	(6,475,232)
Purchases	—	23,353,228	10,841,956	3,528,266	2,620,027	40,343,477
Transfers into Level 3	—	—	2,464,868	—	—	2,464,868
Transfers out of Level 3	—	(6,716,687)	(4,950,634)	(1,896,078)	(3,219,970)	(16,783,369)
Balance as of March 31, 2013	1,472,133	47,982,973	44,133,384	10,677,571	17,067,740	121,333,801

(a)Change in unrealized appreciation (depreciation) relating to securities held at March 31, 2013 was $323,755 which is comprised of:

Corporate Bonds & Notes	$20,315
Residential Mortgage-Backed Securities - Agency	77,714
Residential Mortgage-Backed Securities - Non-Agency	258,399
Commercial Mortgage-Backed Securities - Non-Agency	(32,493)
Asset-Backed Securities - Non-Agency	(180)
Total change in unrealized appreciation (depreciation)	323,755

The Fund does not hold any significant investments with unobservable inputs which are categorized as Level 3.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain corporate bonds and residential, commercial and asset backed securities classified as Level 3 securities are valued using the market approach and utilize single market quotations from broker dealers which may have included, but not limited to, the distressed nature of the security and observable transactions for similar assets in the market. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.

Financial Assets were transferred from Level 2 to Level 3 due to utilizing a single market quotation from a broker dealer.  As a result, as of period end, management determined to value the security(s) under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Financial assets were transferred from Level 3 to Level 2 as observable market inputs were utilized and management’s determination that there was sufficient, reliable and observable market data to value these assets as of period end.

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

Portfolio of Investments

Variable Portfolio – Jennison Mid Cap Growth Fund

March 31, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 97.9%
CONSUMER DISCRETIONARY 16.6%
Hotels, Restaurants & Leisure 3.6%
Chipotle Mexican Grill, Inc. (a)	10,623	$3,461,717
Panera Bread Co., Class A (a)	82,329	13,604,044
Starwood Hotels & Resorts Worldwide, Inc.	156,343	9,963,739
Tim Hortons, Inc.	240,913	13,086,394
Total		40,115,894
Internet & Catalog Retail 0.3%
Netflix, Inc. (a)	17,983	3,406,160
Multiline Retail 2.5%
Dollar Tree, Inc. (a)	444,153	21,510,330
Nordstrom, Inc.	120,331	6,645,881
Total		28,156,211
Specialty Retail 8.0%
Bed Bath & Beyond, Inc. (a)	154,025	9,922,291
Dick’s Sporting Goods, Inc.	187,288	8,858,722
L Brands, Inc.	273,786	12,227,283
O’Reilly Automotive, Inc. (a)	118,235	12,124,999
PetSmart, Inc.	161,000	9,998,100
Ross Stores, Inc.	290,685	17,621,325
Ulta Salon Cosmetics & Fragrance, Inc.	130,066	10,557,457
Urban Outfitters, Inc. (a)	222,654	8,625,616
Total		89,935,793
Textiles, Apparel & Luxury Goods 2.2%
Michael Kors Holdings Ltd. (a)	93,805	5,327,186
PVH Corp.	187,050	19,978,810
Total		25,305,996
TOTAL CONSUMER DISCRETIONARY		186,920,054
CONSUMER STAPLES 5.8%
Food & Staples Retailing 0.8%
Whole Foods Market, Inc.	103,893	9,012,718
Food Products 2.5%
Hain Celestial Group, Inc. (The) (a)	198,599	12,130,427
JM Smucker Co. (The)	39,900	3,956,484
Mead Johnson Nutrition Co.	157,530	12,200,698
Total		28,287,609
Household Products 1.6%
Church & Dwight Co., Inc.	269,876	17,442,086

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER STAPLES (CONTINUED)
Personal Products 0.9%
Herbalife Ltd.	271,415	$10,164,492
TOTAL CONSUMER STAPLES		64,906,905
ENERGY 8.6%
Energy Equipment & Services 2.3%
Cameron International Corp. (a)	275,134	17,938,737
Core Laboratories NV	61,431	8,472,563
Total		26,411,300
Oil, Gas & Consumable Fuels 6.3%
Cobalt International Energy, Inc. (a)	194,794	5,493,191
Concho Resources, Inc. (a)	166,753	16,246,745
Denbury Resources, Inc. (a)	894,423	16,680,989
HollyFrontier Corp.	215,331	11,078,780
Noble Energy, Inc.	132,358	15,308,526
Whiting Petroleum Corp. (a)	109,586	5,571,352
Total		70,379,583
TOTAL ENERGY		96,790,883
FINANCIALS 5.2%
Capital Markets 1.7%
Eaton Vance Corp.	347,077	14,518,231
T Rowe Price Group, Inc.	68,684	5,142,371
Total		19,660,602
Commercial Banks 1.2%
First Republic Bank	350,700	13,544,034
Insurance 1.1%
WR Berkley Corp.	268,909	11,931,492
Real Estate Investment Trusts (REITs) 1.2%
Annaly Capital Management, Inc.	824,292	13,098,000
TOTAL FINANCIALS		58,234,128
HEALTH CARE 16.3%
Biotechnology 3.2%
BioMarin Pharmaceutical, Inc. (a)	267,420	16,649,569
Onyx Pharmaceuticals, Inc. (a)	59,994	5,331,067
Vertex Pharmaceuticals, Inc. (a)	248,764	13,677,045
Total		35,657,681

Issuer	Shares	Value

Common Stocks (continued)
HEALTH CARE (CONTINUED)
Health Care Equipment & Supplies 1.1%
Hologic, Inc. (a)	575,350	$13,002,910
Health Care Providers & Services 6.8%
Catamaran Corp. (a)	206,805	10,966,869
DaVita HealthCare Partners, Inc. (a)	193,747	22,976,457
Henry Schein, Inc. (a)	237,596	21,989,510
Universal Health Services, Inc., Class B	321,324	20,522,964
Total		76,455,800
Health Care Technology 0.3%
Cerner Corp. (a)	37,968	3,597,468
Life Sciences Tools & Services 2.4%
Agilent Technologies, Inc.	285,335	11,975,510
Illumina, Inc. (a)	126,397	6,825,438
Waters Corp. (a)	92,089	8,648,078
Total		27,449,026
Pharmaceuticals 2.5%
Perrigo Co.	83,255	9,884,866
Valeant Pharmaceuticals International, Inc. (a)	241,919	18,148,763
Total		28,033,629
TOTAL HEALTH CARE		184,196,514
INDUSTRIALS 13.7%
Air Freight & Logistics 1.2%
CH Robinson Worldwide, Inc.	166,425	9,895,630
Expeditors International of Washington, Inc.	93,859	3,351,705
Total		13,247,335
Airlines 0.4%
United Continental Holdings, Inc. (a)	144,647	4,630,150
Commercial Services & Supplies 2.2%
Iron Mountain, Inc.	309,472	11,236,928
Stericycle, Inc. (a)	131,758	13,990,065
Total		25,226,993
Electrical Equipment 4.0%
AMETEK, Inc.	560,432	24,300,331
Roper Industries, Inc.	163,699	20,840,520
Total		45,140,851

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Machinery 3.1%
IDEX Corp.	336,531	$17,977,486
Pall Corp.	169,415	11,582,904
Xylem, Inc.	205,804	5,671,958
Total		35,232,348
Professional Services 1.1%
IHS, Inc., Class A (a)	117,640	12,319,261
Road & Rail 1.2%
Kansas City Southern	120,000	13,308,000
Trading Companies & Distributors 0.5%
WESCO International, Inc. (a)	75,844	5,507,033
TOTAL INDUSTRIALS		154,611,971
INFORMATION TECHNOLOGY 20.0%
Communications Equipment 1.6%
F5 Networks, Inc. (a)	102,832	9,160,275
Finisar Corp. (a)	287,750	3,795,422
Juniper Networks, Inc. (a)	294,244	5,455,284
Total		18,410,981
Computers & Peripherals 0.5%
SanDisk Corp. (a)	109,854	6,041,970
Electronic Equipment, Instruments & Components 1.6%
Amphenol Corp., Class A	239,309	17,864,417
Internet Software & Services 3.0%
Marin Software, Inc. (a)	3,090	50,768
Rackspace Hosting, Inc. (a)	218,314	11,020,491
VeriSign, Inc. (a)	487,803	23,063,326
Total		34,134,585
IT Services 2.6%
Alliance Data Systems Corp. (a)	54,729	8,860,078
Gartner, Inc. (a)	211,163	11,489,379
Teradata Corp. (a)	145,377	8,506,008
Total		28,855,465
Semiconductors & Semiconductor Equipment 3.7%
Altera Corp.	224,671	7,969,080
Broadcom Corp., Class A	338,479	11,735,067
Maxim Integrated Products, Inc.	246,588	8,051,098

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
Semiconductors & Semiconductor Equipment (continued)
Xilinx, Inc.	371,509	$14,180,499
Total		41,935,744
Software 7.0%
Activision Blizzard, Inc.	680,217	9,910,762
Adobe Systems, Inc. (a)	425,067	18,494,665
Check Point Software Technologies Ltd. (a)	314,084	14,758,807
Intuit, Inc.	233,535	15,331,573
Red Hat, Inc. (a)	235,576	11,910,723
SolarWinds, Inc. (a)	60,962	3,602,854
Ultimate Software Group, Inc. (a)	44,377	4,622,308
Total		78,631,692
TOTAL INFORMATION TECHNOLOGY		225,874,854
MATERIALS 6.4%
Chemicals 4.9%
Airgas, Inc.	130,129	12,903,592
Albemarle Corp.	195,654	12,232,288
Ecolab, Inc.	201,707	16,172,867
FMC Corp.	235,289	13,418,532
Total		54,727,279
Metals & Mining 1.5%
Eldorado Gold Corp.	589,452	5,617,477

Issuer	Shares	Value

Common Stocks (continued)
MATERIALS (CONTINUED)
Metals & Mining (continued)
Reliance Steel & Aluminum Co.	166,722	$11,865,605
Total		17,483,082
TOTAL MATERIALS		72,210,361
TELECOMMUNICATION SERVICES 5.3%
Diversified Telecommunication Services 0.5%
tw telecom, Inc. (a)	223,603	5,632,560
Wireless Telecommunication Services 4.8%
Crown Castle International Corp. (a)	387,860	27,010,570
NII Holdings, Inc. (a)	756,992	3,277,775
SBA Communications Corp., Class A (a)	326,980	23,549,100
Total		53,837,445
TOTAL TELECOMMUNICATION SERVICES		59,470,005
Total Common Stocks (Cost: $865,406,200)		$1,103,215,675

	Shares	Value

Money Market Funds 2.2%
Columbia Short-Term Cash Fund, 0.132% (b)(c)	24,280,343	$24,280,343
Total Money Market Funds (Cost: $24,280,343)		$24,280,343
Total Investments
(Cost: $889,686,543)		$1,127,496,018(d)
Other Assets & Liabilities, Net		(644,576)
Net Assets		$1,126,851,442

Notes to Portfolio of Investments

(a)	Non-income producing.
(b)	The rate shown is the seven-day current annualized yield at March 31, 2013.
(c)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2013, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	39,183,051	38,049,922	(52,952,630)	24,280,343	12,257	24,280,343

(d)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third- party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2013:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	186,920,054	—	—	186,920,054
Consumer Staples	64,906,905	—	—	64,906,905
Energy	96,790,883	—	—	96,790,883
Financials	58,234,128	—	—	58,234,128
Health Care	184,196,514	—	—	184,196,514
Industrials	154,611,971	—	—	154,611,971
Information Technology	225,874,854	—	—	225,874,854
Materials	72,210,361	—	—	72,210,361
Telecommunication Services	59,470,005	—	—	59,470,005
Total Equity Securities	1,103,215,675	—	—	1,103,215,675
Other
Money Market Funds	24,280,343	—	—	24,280,343
Total Other	24,280,343	—	—	24,280,343
Total	1,127,496,018	—	—	1,127,496,018

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Portfolio of Investments

Variable Portfolio – MFS Value Fund

March 31, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 99.3%
CONSUMER DISCRETIONARY 11.0%
Auto Components 1.5%
Delphi Automotive PLC	290,280	$12,888,432
Johnson Controls, Inc.	536,505	18,815,230
Total		31,703,662
Automobiles 0.2%
General Motors Co. (a)	143,810	4,000,794
Hotels, Restaurants & Leisure 0.6%
McDonald’s Corp.	125,520	12,513,089
Leisure Equipment & Products 0.9%
Hasbro, Inc.	415,221	18,244,811
Media 5.1%
Comcast Corp.	502,740	19,918,559
Omnicom Group, Inc.	410,095	24,154,596
Viacom, Inc., Class B	400,050	24,631,078
Walt Disney Co. (The)	645,778	36,680,190
Total		105,384,423
Multiline Retail 1.8%
Kohl’s Corp.	114,410	5,277,733
Target Corp.	452,110	30,946,930
Total		36,224,663
Specialty Retail 0.9%
Advance Auto Parts, Inc.	146,752	12,129,053
Staples, Inc.	416,675	5,595,945
Total		17,724,998
TOTAL CONSUMER DISCRETIONARY		225,796,440
CONSUMER STAPLES 14.7%
Beverages 3.0%
Coca-Cola Enterprises, Inc.	157,700	5,822,284
Diageo PLC	1,183,119	37,302,064
Dr. Pepper Snapple Group, Inc.	198,960	9,341,172
PepsiCo, Inc.	117,540	9,298,589
Total		61,764,109
Food & Staples Retailing 1.5%
CVS Caremark Corp.	579,268	31,853,947
Food Products 4.5%
Danone SA	278,812	19,399,421
General Mills, Inc.	678,460	33,454,863
JM Smucker Co. (The)	58,620	5,812,759

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER STAPLES (CONTINUED)
Food Products (continued)
Kellogg Co.	119,969	$7,729,603
Nestlé SA, Registered Shares	354,528	25,638,204
Total		92,034,850
Household Products 0.5%
Procter & Gamble Co. (The)	130,991	10,094,167
Tobacco 5.2%
Altria Group, Inc.	302,434	10,400,706
Lorillard, Inc.	487,780	19,681,923
Philip Morris International, Inc.	821,041	76,118,711
Total		106,201,340
TOTAL CONSUMER STAPLES		301,948,413
ENERGY 6.3%
Oil, Gas & Consumable Fuels 6.3%
Apache Corp.	139,335	10,751,089
Chevron Corp.	320,536	38,086,088
EOG Resources, Inc.	105,131	13,464,127
Exxon Mobil Corp.	438,185	39,484,850
Occidental Petroleum Corp.	361,525	28,332,714
Total		130,118,868
TOTAL ENERGY		130,118,868
FINANCIALS 21.3%
Capital Markets 6.9%
Bank of New York Mellon Corp. (The)	1,140,126	31,912,127
BlackRock, Inc.	99,176	25,476,331
Franklin Resources, Inc.	115,960	17,487,928
Goldman Sachs Group, Inc. (The)	296,321	43,603,635
State Street Corp.	386,106	22,815,003
Total		141,295,024
Commercial Banks 2.8%
PNC Financial Services Group, Inc.	214,743	14,280,409
Wells Fargo & Co.	1,140,122	42,173,113
Total		56,453,522
Diversified Financial Services 4.5%
JPMorgan Chase & Co.	1,452,323	68,927,249
McGraw-Hill Companies, Inc. (The)	171,440	8,928,595
Moody’s Corp.	284,080	15,147,146
Total		93,002,990
Insurance 7.1%
ACE Ltd.	266,247	23,687,996

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (CONTINUED)
Insurance (continued)
Aon PLC	312,225	$19,201,837
Chubb Corp. (The)	169,909	14,872,135
MetLife, Inc.	931,160	35,402,703
Prudential Financial, Inc.	410,016	24,186,844
Travelers Companies, Inc. (The)	345,388	29,078,216
Total		146,429,731
TOTAL FINANCIALS		437,181,267
HEALTH CARE 14.2%
Health Care Equipment & Supplies 3.2%
Abbott Laboratories	461,408	16,296,931
Becton Dickinson and Co.	120,453	11,516,511
Medtronic, Inc.	486,595	22,850,501
St. Jude Medical, Inc.	385,558	15,591,965
Total		66,255,908
Health Care Providers & Services 0.7%
Express Scripts Holding Co. (a)	88,970	5,129,121
Quest Diagnostics, Inc.	161,670	9,126,271
Total		14,255,392
Life Sciences Tools & Services 1.0%
Thermo Fisher Scientific, Inc.	274,522	20,998,188
Pharmaceuticals 9.3%
AbbVie, Inc.	351,198	14,321,854
Johnson & Johnson	904,529	73,746,249
Merck & Co., Inc.	405,563	17,938,052
Pfizer, Inc.	2,471,493	71,327,288
Roche Holding AG, Genusschein Shares	52,221	12,157,212
Zoetis, Inc. (a)	21,770	727,118
Total		190,217,773
TOTAL HEALTH CARE		291,727,261
INDUSTRIALS 17.0%
Aerospace & Defense 8.0%
Honeywell International, Inc.	508,595	38,322,633
Lockheed Martin Corp.	667,021	64,380,867
Northrop Grumman Corp.	278,840	19,560,626
United Technologies Corp.	442,626	41,354,547
Total		163,618,673
Air Freight & Logistics 1.7%
United Parcel Service, Inc., Class B	396,980	34,100,582

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Commercial Services & Supplies 1.0%
Tyco International Ltd.	668,920	$21,405,440
Construction & Engineering 0.1%
Fluor Corp.	46,190	3,063,783
Electrical Equipment 0.9%
Eaton Corp. PLC	298,698	18,295,253
Industrial Conglomerates 3.0%
3M Co.	335,775	35,696,240
Danaher Corp.	407,281	25,312,514
Total		61,008,754
Machinery 1.4%
Illinois Tool Works, Inc.	4,980	303,481
Pentair Ltd.	151,051	7,967,940
Stanley Black & Decker, Inc.	256,803	20,793,339
Total		29,064,760
Professional Services 0.4%
Dun & Bradstreet Corp. (The)	109,798	9,184,603
Road & Rail 0.5%
Canadian National Railway Co.	97,206	9,749,762
TOTAL INDUSTRIALS		349,491,610
INFORMATION TECHNOLOGY 8.1%
Computers & Peripherals 0.2%
Hewlett-Packard Co.	183,357	4,371,231
IT Services 5.9%
Accenture PLC, Class A	590,064	44,827,162
Fidelity National Information Services, Inc.	79,000	3,129,980
Fiserv, Inc. (a)	119,350	10,482,510
International Business Machines Corp.	196,382	41,888,281
Mastercard, Inc., Class A	15,129	8,186,756
Western Union Co. (The)	927,384	13,947,855
Total		122,462,544
Semiconductors & Semiconductor Equipment 0.7%
Intel Corp.	620,315	13,553,883

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
Software 1.3%
Oracle Corp.	827,667	$26,766,751
TOTAL INFORMATION TECHNOLOGY		167,154,409
MATERIALS 2.3%
Chemicals 2.3%
Air Products & Chemicals, Inc.	219,565	19,128,503
PPG Industries, Inc.	210,612	28,209,371
Total		47,337,874
TOTAL MATERIALS		47,337,874
TELECOMMUNICATION SERVICES 4.0%
Diversified Telecommunication Services 2.5%
AT&T, Inc.	899,575	33,005,407
Verizon Communications, Inc.	355,160	17,456,114
Total		50,461,521
Wireless Telecommunication Services 1.5%
Vodafone Group PLC	11,058,520	31,354,146
TOTAL TELECOMMUNICATION SERVICES		81,815,667
UTILITIES 0.4%
Electric Utilities 0.2%
PPL Corp.	119,506	3,741,733
Multi-Utilities 0.2%
Public Service Enterprise Group, Inc.	118,398	4,065,787
TOTAL UTILITIES		7,807,520
Total Common Stocks (Cost: $1,552,231,490)		$2,040,379,329

Issuer	Shares	Value

Convertible Preferred Stocks 0.2%
INDUSTRIALS 0.1%
Aerospace & Defense 0.1%
United Technologies Corp., 7.500%	36,590	$2,189,911
TOTAL INDUSTRIALS		2,189,911
UTILITIES 0.1%
Electric Utilities 0.1%
PPL Corp., 9.500%	48,000	2,630,400
TOTAL UTILITIES		2,630,400
Total Convertible Preferred Stocks (Cost: $4,309,399)		$4,820,311

	Shares	Value
Money Market Funds 0.6%
Columbia Short-Term Cash Fund, 0.132% (b)(c)	12,799,392	$12,799,392
Total Money Market Funds (Cost: $12,799,392)		$12,799,392
Total Investments
(Cost: $1,569,340,281)		$2,057,999,032(d)
Other Assets & Liabilities, Net		(2,393,821)
Net Assets		$2,055,605,211

Notes to Portfolio of Investments

(a)	Non-income producing.
(b)	The rate shown is the seven-day current annualized yield at March 31, 2013.
(c)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2013, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	20,039,074	42,620,118	(49,859,800)	12,799,392	6,093	12,799,392

(d)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2.  The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements – Security Valuation in the most recent Annual Report dated December 31, 2012.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third- party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2013:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	225,796,440	—	—	225,796,440
Consumer Staples	219,608,724	82,339,689	—	301,948,413
Energy	130,118,868	—	—	130,118,868
Financials	437,181,267	—	—	437,181,267
Health Care	279,570,049	12,157,212	—	291,727,261
Industrials	349,491,610	—	—	349,491,610
Information Technology	167,154,409	—	—	167,154,409
Materials	47,337,874	—	—	47,337,874
Telecommunication Services	50,461,521	31,354,146	—	81,815,667
Utilities	7,807,520	—	—	7,807,520
Convertible Preferred Stocks
Industrials	2,189,911	—	—	2,189,911
Utilities	2,630,400	—	—	2,630,400
Total Equity Securities	1,919,348,593	125,851,047	—	2,045,199,640
Other
Money Market Funds	12,799,392	—	—	12,799,392
Total Other	12,799,392	—	—	12,799,392
Total	1,932,147,985	125,851,047	—	2,057,999,032

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.  These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.  The models utilized by the third party statistical pricing service take into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Portfolio of Investments

Variable Portfolio – Moderate Portfolio

March 31, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

	Shares	Value

Equity Funds 49.5%
Global Real Estate 1.0%
Variable Portfolio – Morgan Stanley Global Real Estate Fund, Class 1 (a)	17,451,629	$234,549,901
International 11.8%
Columbia Variable Portfolio – Emerging Markets Fund, Class 1 (a)	17,553,653	287,177,759
Variable Portfolio – Columbia Wanger International Equities Fund, Class 1 (a)	22,638,045	287,276,793
Variable Portfolio – DFA International Value Fund, Class 1 (a)	60,995,362	606,903,849
Variable Portfolio – Invesco International Growth Fund, Class 1 (a)	70,746,436	860,984,132
Variable Portfolio – Mondrian International Small Cap Fund, Class 1 (a)	12,177,760	155,022,885
Variable Portfolio – Pyramis® International Equity Fund, Class 1 (a)	40,239,140	465,969,243
Total		2,663,334,661
U.S. Large Cap 25.3%
Columbia Variable Portfolio – Dividend Opportunity Fund, Class 1 (a)(b)	52,046,745	828,063,707
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 (a)(b)	41,200,357	354,735,075
Columbia Variable Portfolio – Large Core Quantitative Fund, Class 1 (a)(b)	81,999	2,083,601
Columbia Variable Portfolio – Select Large-Cap Value Fund, Class 1 (a)(b)	19,056,902	253,837,933
Variable Portfolio – American Century Growth Fund, Class 1 (a)(b)	44,225,893	614,297,661
Variable Portfolio – Columbia Wanger U.S. Equities Fund, Class 1 (a)(b)	20,723,395	313,959,430
Variable Portfolio – Holland Large Cap Growth Fund, Class 1 (a)	39,386,623	568,348,970
Variable Portfolio – MFS Value Fund, Class 1 (a)(b)	63,014,251	884,089,937
Variable Portfolio – NFJ Dividend Value Fund, Class 1 (a)(b)	59,482,338	869,036,952
Variable Portfolio – Nuveen Winslow Large Cap Growth Fund, Class 1 (a)(b)	44,023,458	624,252,633
Variable Portfolio – Sit Dividend Growth Fund, Class 1 (a)(b)	36,168,531	432,213,951
Total		5,744,919,850
U.S. Mid Cap 7.6%
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 (a)(b)	27,364,960	321,811,924

	Shares	Value

Equity Funds (continued)
U.S. Mid Cap (continued)
Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund, Class 1 (a)(b)	7,037,596	$105,845,440
Columbia Variable Portfolio – Mid Cap Value Opportunity Fund, Class 1 (a)(b)	23,150,213	311,833,375
Variable Portfolio – Jennison Mid Cap Growth Fund, Class 1 (a)(b)	34,094,274	499,140,165
Variable Portfolio – Victory Established Value Fund, Class 1 (a)(b)	35,231,227	491,475,620
Total		1,730,106,524
U.S. Small Cap 3.8%
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 (a)(b)	14,273,730	211,822,147
Variable Portfolio – Partners Small Cap Value Fund, Class 1 (a)(b)	33,976,883	637,066,558
Total		848,888,705
Total Equity Funds (Cost: $8,369,883,730)		$11,221,799,641

Fixed-Income Funds 47.6%
Emerging Markets 0.9%
Columbia Variable Portfolio – Emerging Markets Bond Fund, Class 1 (a)	20,136,006	215,052,542
Floating Rate 1.5%
Variable Portfolio – Eaton Vance Floating-Rate Income Fund, Class 1 (a)	32,610,859	334,913,524
Global Bond 2.3%
Columbia Variable Portfolio – Global Bond Fund, Class 1 (a)	46,063,161	524,198,770
High Yield 2.0%
Columbia Variable Portfolio – Income Opportunities Fund, Class 1 (a)	41,546,858	445,382,322
Inflation Protected Securities 5.9%
Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund, Class 1 (a)	136,601,148	1,326,397,143
Investment Grade 32.5%
Columbia Variable Portfolio – Diversified Bond Fund, Class 1 (a)	104,517,745	1,178,960,167
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 (a)	121,523,156	1,306,373,926
Columbia Variable Portfolio – Short Duration U.S. Government Fund, Class 1 (a)	56,297,704	589,999,936
Variable Portfolio – American Century Diversified Bond Fund, Class 1 (a)	114,325,828	1,289,595,338

	Shares	Value

Fixed-Income Funds (continued)
Investment Grade (continued)
Variable Portfolio – J.P. Morgan Core Bond Fund, Class 1 (a)	115,218,321	$1,281,227,730
Variable Portfolio – PIMCO Mortgage-Backed Securities Fund, Class 1 (a)	67,265,947	703,601,809
Variable Portfolio – Wells Fargo Short Duration Government Fund, Class 1 (a)	99,449,646	1,028,309,336
Total		7,378,068,242
Multisector 2.5%
Columbia Variable Portfolio – Strategic Income Fund, Class 1 (a)	59,600,425	562,628,016
Total Fixed-Income Funds (Cost: $10,337,681,863)		$10,786,640,559

Alternative Investment Funds 2.9%
Variable Portfolio – AQR Managed Futures Strategy Fund, Class 1(a)(b)	15,661,801	167,737,891

	Shares	Value

Alternative Investment Funds (continued)
Variable Portfolio – Eaton Vance Global Macro Advantage Fund, Class 1(a)(b)	16,208,677	$166,463,111
Variable Portfolio – Goldman Sachs Commodity Strategy Fund(a)(b)	34,824,921	327,354,260
Total Alternative Investment Funds (Cost: $655,886,901)		$661,555,262

Money Market Funds —%
Columbia Variable Portfolio – Cash Management Fund, Class 1, 0.013%(a)(c)	17,048	17,048
Total Money Market Funds (Cost: $17,048)		$17,048
Total Investments
(Cost: $19,363,469,542)		$22,670,012,510(d)
Other Assets and Liabilities		(97,328)
Net Assets		$22,669,915,182

Notes to Portfolio of Investments

(a)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2013, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Dividends - Affiliated Issuers ($)	Value ($)
Columbia Variable Portfolio – Cash Management Fund, Class 1	17,048	615,881	(2)	—	632,927	—	17,048
Columbia Variable Portfolio – Contrarian Core Fund, Class 1	208,826,308	143,311	(11,680)	935	208,958,874	—	321,811,924
Columbia Variable Portfolio – Diversified Bond Fund, Class 1	1,090,203,568	551,746	(46,272)	41	1,090,709,083	—	1,178,960,167
Columbia Variable Portfolio – Dividend Opportunity Fund, Class 1	582,749,327	177,456,017	(8,679,838)	2,418,975	753,944,481	—	828,063,707
Columbia Variable Portfolio – Emerging Markets Bond Fund, Class 1	194,785,465	3,236,390	(8,985)	765	198,013,635	2,770,631	215,052,542
Columbia Variable Portfolio – Emerging Markets Fund, Class 1	251,735,436	219,999	(840,560)	90,402	251,205,277	76,689	287,177,759
Columbia Variable Portfolio – Global Bond Fund, Class 1	505,448,239	28,293,195	(6,324,448)	358,545	527,775,531	27,863,263	524,198,770
Columbia Variable Portfolio – Income Opportunities Fund, Class 1	430,241,324	186,304	(17,970)	(578)	430,409,080	—	445,382,322
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1	—	358,276	—	—	358,276	—	354,735,075
Columbia Variable Portfolio – Large Core Quantitative Fund, Class 1	—	3,260,330	—	—	3,260,330	—	2,083,601
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1	1,210,702,209	179,139	(53,910)	3,480	1,210,830,918	—	1,306,373,926
Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund, Class 1	94,193,193	1,543,548	(2,034,367)	176,372	93,878,746	—	105,845,440
Columbia Variable Portfolio – Mid Cap Value Opportunity Fund, Class 1	282,339,137	465,759	(96,506,480)	31,950,170	218,248,586	—	311,833,375
Columbia Variable Portfolio – Select Large-Cap Value Fund, Class 1	201,615,712	134,921,904	(8,206,686)	1,444,112	329,775,042	—	253,837,933
Columbia Variable Portfolio – Short Duration U.S. Government Fund, Class 1	452,084,648	48,606,950	(27,404)	365	500,664,559	—	589,999,936
Columbia Variable Portfolio – Strategic Income Fund, Class 1	508,342,640	73,361,640	(15,722,462)	2,180,067	568,161,885	—	562,628,016

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Dividends - Affiliated Issuers ($)	Value ($)
Variable Portfolio – American Century Diversified Bond Fund, Class 1	1,144,032,203	64,490	(53,011)	5,085	1,144,048,767	—	1,289,595,338
Variable Portfolio – American Century Growth Fund, Class 1	546,882,521	20,663,364	(173,595,013)	47,381,315	441,332,187	—	614,297,661
Variable Portfolio – AQR Managed Futures Strategy Fund, Class 1	158,780,036	2	(6,739)	357	158,773,656	—	167,737,891
Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund, Class 1	1,305,459,625	8,214,966	(2,358,142)	(19,177)	1,311,297,272	—	1,326,397,143
Variable Portfolio – Columbia Wanger International Equities Fund, Class 1	233,922,304	5,028,935	(9,088,622)	1,698,175	231,560,792	4,513,017	287,276,793
Variable Portfolio – Columbia Wanger U.S. Equities Fund, Class 1	218,978,048	143,311	(17,039,416)	5,206,583	207,288,526	—	313,959,430
Variable Portfolio – DFA International Value Fund, Class 1	643,759,764	1,610,371	(89,697,874)	4,712,598	560,384,859	1,395,405	606,903,849
Variable Portfolio – Eaton Vance Floating-Rate Income Fund, Class 1	307,673,661	346,828,843	(13,477)	733	654,489,760	—	334,913,524
Variable Portfolio – Eaton Vance Global Macro Advantage Fund, Class 1	157,308,340	515,918	(6,739)	73	157,817,592	—	166,463,111
Variable Portfolio – Goldman Sachs Commodity Strategy Fund	158,486,499	65,891,490	(6,739)	(414)	224,370,836	—	327,354,260
Variable Portfolio –Holland Large Cap Growth Fund, Class 1	558,790,882	515,918	(217,987,760)	58,200,335	399,519,375	—	568,348,970
Variable Portfolio – Invesco International Growth Fund, Class 1	726,030,593	3,492,838	(30,262,815)	5,618,176	704,878,792	3,170,389	860,984,132
Variable Portfolio – J.P. Morgan Core Bond Fund, Class 1	1,151,767,926	179,138	(53,011)	5,124	1,151,899,177	—	1,281,227,730
Variable Portfolio – Jennison Mid Cap Growth Fund, Class 1	341,529,630	38,112,079	(3,335,384)	1,016,745	377,323,070	—	499,140,165
Variable Portfolio – MFS Value Fund, Class 1	607,294,858	300,953	(10,149,145)	2,803,022	600,249,688	—	884,089,937
Variable Portfolio – Mondrian International Small Cap Fund, Class 1	128,933,028	82,077,910	(7,006,289)	1,593,494	205,598,143	2,444,601	155,022,885
Variable Portfolio – Morgan Stanley Global Real Estate Fund, Class 1	173,510,701	286,621	(1,118,917)	297,536	172,975,941	—	234,549,901
Variable Portfolio – NFJ Dividend Value Fund, Class 1	582,331,684	491,533	(8,206,130)	2,464,420	577,081,507	—	869,036,952
Variable Portfolio – Nuveen Winslow Large Cap Growth Fund, Class 1	579,629,683	465,759	(174,035,792)	49,671,129	455,730,779	—	624,252,633
Variable Portfolio – Partners Small Cap Growth Fund, Class 1	147,914,617	286,621	(13,326,719)	4,655,870	139,530,389	—	211,822,147
Variable Portfolio – Partners Small Cap Value Fund, Class 1	499,956,841	7,059,665	(74,044,177)	17,415,963	450,388,292	—	637,066,558
Variable Portfolio – PIMCO Mortgage-Backed Securities Fund, Class 1	683,912,667	386,939	(30,100)	1,351	684,270,857	—	703,601,809
Variable Portfolio – Pyramis® International Equity Fund, Class 1	387,006,609	2,816,970	(1,931,607)	309,862	388,201,834	2,702,322	465,969,243
Variable Portfolio – Sit Dividend Growth Fund, Class 1	314,714,102	1,996,411	(1,348,533)	316,732	315,678,712	—	432,213,951
Variable Portfolio – Victory Established Value Fund, Class 1	343,160,428	286,621	(18,225,709)	5,290,749	330,512,089	—	491,475,620
Variable Portfolio – Wells Fargo Short Duration Government Fund, Class 1	953,786,406	100,317	(23,141,780)	694,477	931,439,420	—	1,028,309,336
Total	19,068,837,910	1,061,218,372	(1,014,550,704)	247,963,964	19,363,469,542	44,936,317	22,670,012,510

(b)	Non-income producing.
(c)	The rate shown is the seven-day current annualized yield at March 31, 2013.
(d)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third- party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2013:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Mutual Funds
Equity Funds	11,221,799,641	—	—	11,221,799,641
Fixed-Income Funds	10,786,640,559	—	—	10,786,640,559
Alternative Investment Funds	661,555,262	—	—	661,555,262
Money Market Funds	17,048	—	—	17,048
Total Mutual Funds	22,670,012,510	—	—	22,670,012,510

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Portfolio of Investments

Variable Portfolio – Moderately Aggressive Portfolio

March 31, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

	Shares	Value

Equity Funds 63.3%
Dividend Income 4.7%
Columbia Variable Portfolio – Dividend Opportunity Fund, Class 1 (a)(b)	38,451,713	$611,766,746
Global Real Estate 1.0%
Variable Portfolio – Morgan Stanley Global Real Estate Fund, Class 1 (a)	9,728,619	130,752,641
International 15.5%
Columbia Variable Portfolio – Emerging Markets Fund, Class 1 (a)	11,940,389	195,344,770
Variable Portfolio – Columbia Wanger International Equities Fund, Class 1 (a)	14,037,073	178,130,451
Variable Portfolio – DFA International Value Fund, Class 1 (a)	44,246,442	440,252,096
Variable Portfolio – Invesco International Growth Fund, Class 1 (a)	54,241,602	660,120,296
Variable Portfolio – Mondrian International Small Cap Fund, Class 1 (a)	7,986,197	101,664,291
Variable Portfolio – Pyramis® International Equity Fund, Class 1 (a)	37,992,467	439,952,772
Total		2,015,464,676
U.S. Large Cap 28.3%
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 (a)(b)	30,196,957	259,995,803
Columbia Variable Portfolio – Large Core Quantitative Fund, Class 1 (a)(b)	37,676	957,353
Columbia Variable Portfolio – Select Large-Cap Value Fund, Class 1 (a)(b)	14,058,991	187,265,764
Variable Portfolio – American Century Growth Fund, Class 1 (a)(b)	33,181,223	460,887,180
Variable Portfolio – Columbia Wanger U.S. Equities Fund, Class 1 (a)(b)	17,951,253	271,961,481
Variable Portfolio – Holland Large Cap Growth Fund, Class 1 (a)	29,502,081	425,715,028
Variable Portfolio – MFS Value Fund, Class 1 (a)(b)	46,581,428	653,537,428
Variable Portfolio – NFJ Dividend Value Fund, Class 1 (a)(b)	43,811,277	640,082,760
Variable Portfolio – Nuveen Winslow Large Cap Growth Fund, Class 1 (a)(b)	32,842,053	465,700,308
Variable Portfolio – Sit Dividend Growth Fund, Class 1 (a)(b)	26,433,226	315,877,052
Total		3,681,980,157
U.S. Mid Cap 8.7%
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 (a)(b)	18,810,583	221,212,456

	Shares	Value

Equity Funds (continued)
U.S. Mid Cap (continued)
Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund, Class 1 (a)(b)	4,858,861	$73,077,267
Columbia Variable Portfolio – Mid Cap Value Opportunity Fund, Class 1 (a)(b)	16,456,157	221,664,425
Variable Portfolio – Jennison Mid Cap Growth Fund, Class 1 (a)(b)	21,961,551	321,517,109
Variable Portfolio – Victory Established Value Fund, Class 1 (a)(b)	21,573,715	300,953,326
Total		1,138,424,583
U.S. Small Cap 5.1%
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 (a)(b)	13,962,016	207,196,321
Variable Portfolio – Partners Small Cap Value Fund, Class 1 (a)(b)	24,139,750	452,620,314
Total		659,816,635
Total Equity Funds (Cost: $6,184,744,330)		$8,238,205,438

Fixed-Income Funds 33.6%
Emerging Markets 0.7%
Columbia Variable Portfolio – Emerging Markets Bond Fund, Class 1 (a)	8,751,198	93,462,798
Floating Rate 1.5%
Variable Portfolio – Eaton Vance Floating-Rate Income Fund, Class 1 (a)	18,676,962	191,812,404
Global Bond 2.4%
Columbia Variable Portfolio – Global Bond Fund, Class 1 (a)	27,250,961	310,115,940
High Yield 1.2%
Columbia Variable Portfolio – Income Opportunities Fund, Class 1 (a)	14,997,614	160,774,418
Inflation Protected Securities 3.9%
Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund, Class 1 (a)	51,804,598	503,022,643
Investment Grade 22.2%
Columbia Variable Portfolio – Diversified Bond Fund, Class 1 (a)	37,311,801	420,877,120
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 (a)	46,796,712	503,064,656
Columbia Variable Portfolio – Short Duration U.S. Government Fund, Class 1 (a)	30,193,716	316,430,140
Variable Portfolio – American Century Diversified Bond Fund, Class 1 (a)	42,745,993	482,174,800

	Shares	Value

Fixed-Income Funds (continued)
Investment Grade (continued)
Variable Portfolio – J.P. Morgan Core Bond Fund, Class 1 (a)	40,330,336	$448,473,332
Variable Portfolio – PIMCO Mortgage-Backed Securities Fund, Class 1 (a)	23,197,368	242,644,472
Variable Portfolio – Wells Fargo Short Duration Government Fund, Class 1 (a)	45,502,120	470,491,918
Total		2,884,156,438
Multisector 1.7%
Columbia Variable Portfolio – Strategic Income Fund, Class 1 (a)	23,416,906	221,055,594
Total Fixed-Income Funds (Cost: $4,213,268,349)		$4,364,400,235

Alternative Investment Funds 3.1%
Variable Portfolio – AQR Managed Futures Strategy Fund, Class 1(a)(b)	12,242,024	131,112,075

	Shares	Value

Alternative Investment Funds (continued)
Variable Portfolio – Eaton Vance Global Macro Advantage Fund, Class 1(a)(b)	6,229,305	$63,974,964
Variable Portfolio – Goldman Sachs Commodity Strategy Fund(a)(b)	22,169,281	208,391,244
Total Alternative Investment Funds (Cost: $400,644,053)		$403,478,283

Money Market Funds —%
Columbia Variable Portfolio – Cash Management Fund, Class 1, 0.010%(a)(c)	1,002	1,002
Total Money Market Funds (Cost: $1,002)		$1,002
Total Investments (Cost: $10,798,657,734)		$13,006,084,958(d)
Other Assets and Liabilities		(72,595)
Net Assets		$13,006,012,363

Notes to Portfolio of Investments

(a)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2013, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Dividends – Affiliated Issuers ($)	Value ($)
Columbia Variable Portfolio – Cash Management Fund, Class 1	1,004	1	(3)	—	1,002	—	1,002
Columbia Variable Portfolio – Contrarian Core Fund, Class 1	155,118,234	31,071,381	(103,202)	8,001	186,094,414	—	221,212,456
Columbia Variable Portfolio – Diversified Bond Fund, Class 1	388,057,691	32,559,150	(7,613,066)	19,559	413,023,334	—	420,877,120
Columbia Variable Portfolio – Dividend Opportunity Fund, Class 1	440,634,803	36,057	(15,826,438)	4,393,698	429,238,120	—	611,766,746
Columbia Variable Portfolio – Emerging Markets Bond Fund, Class 1	78,875,581	7,861,713	(48,161)	4,125	86,693,258	1,204,129	93,462,798
Columbia Variable Portfolio – Emerging Markets Fund, Class 1	173,470,740	64,185	(901,348)	93,448	172,727,025	52,166	195,344,770
Columbia Variable Portfolio – Global Bond Fund, Class 1	287,063,770	25,268,443	(172,003)	11,879	312,172,089	16,483,904	310,115,940
Columbia Variable Portfolio – Income Opportunities Fund, Class 1	153,476,241	1,151,404	(86,000)	(2,819)	154,538,826	—	160,774,418
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1	—	254,249,210	—	—	254,249,210	—	259,995,803
Columbia Variable Portfolio – Large Core Quantitative Fund, Class 1	—	921,266	—	—	921,266	—	957,353
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1	468,592,989	5,902,169	(278,644)	17,985	474,234,499	—	503,064,656
Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund, Class 1	65,246,374	4,407	(1,697,584)	125,087	63,678,284	—	73,077,267
Columbia Variable Portfolio – Mid Cap Value Opportunity Fund, Class 1	198,257,309	16,025	(68,184,836)	20,861,373	150,949,871	—	221,664,425
Columbia Variable Portfolio – Select Large-Cap Value Fund, Class 1	148,366,225	10,817	(6,054,087)	981,689	143,304,644	—	187,265,764
Columbia Variable Portfolio – Short Duration U.S. Government Fund, Class 1	257,118,916	65,288,514	(8,178,883)	101,736	314,330,283	—	316,430,140
Columbia Variable Portfolio – Strategic Income Fund, Class 1	182,268,804	15,275,413	(113,521)	15,898	197,446,594	—	221,055,594

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Dividends – Affiliated Issuers ($)	Value ($)
Variable Portfolio – American Century Diversified Bond Fund, Class 1	428,234,354	26,930,540	(258,003)	24,875	454,931,766	—	482,174,800
Variable Portfolio – American Century Growth Fund, Class 1	408,152,402	34,455	(123,534,472)	33,609,030	318,261,415	—	460,887,180
Variable Portfolio – AQR Managed Futures Strategy Fund, Class 1	124,605,031	8,013	(68,801)	3,567	124,547,810	—	131,112,075
Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund, Class 1	494,419,601	620,200	(1,268,107)	(11,841)	493,759,853	—	503,022,643
Variable Portfolio – Columbia Wanger International Equities Fund, Class 1	143,163,772	2,809,184	(1,836,877)	340,698	144,476,777	2,798,367	178,130,451
Variable Portfolio – Columbia Wanger U.S. Equities Fund, Class 1	188,399,372	16,025	(12,394,714)	3,774,102	179,794,785	—	271,961,481
Variable Portfolio – DFA International Value Fund, Class 1	471,719,108	1,043,085	(60,156,588)	3,322,391	415,927,996	1,012,236	440,252,096
Variable Portfolio – Eaton Vance Floating-Rate Income Fund, Class 1	176,174,980	4,712,314	(103,201)	6,401	180,790,494	—	191,812,404
Variable Portfolio – Eaton Vance Global Macro Advantage Fund, Class 1	60,497,647	1,400,540	(34,400)	419	61,864,206	—	63,974,964
Variable Portfolio – Goldman Sachs Commodity Strategy Fund	110,733,593	103,563,711	(61,921)	(3,346)	214,232,037	—	208,391,244
Variable Portfolio – Holland Large Cap Growth Fund, Class 1	425,531,203	34,455	(166,543,995)	44,558,261	303,579,924	—	425,715,028
Variable Portfolio – Invesco International Growth Fund, Class 1	543,014,127	2,471,616	(3,368,879)	590,449	542,707,313	2,430,751	660,120,296
Variable Portfolio – J.P. Morgan Core Bond Fund, Class 1	409,299,670	23,203,648	(240,802)	21,006	432,283,522	—	448,473,332
Variable Portfolio – Jennison Mid Cap Growth Fund, Class 1	220,262,416	19,230	(3,240,758)	983,420	218,024,308	—	321,517,109
Variable Portfolio – MFS Value Fund, Class 1	453,633,250	38,060	(8,406,327)	2,504,874	447,769,857	—	653,537,428
Variable Portfolio – Mondrian International Small Cap Fund, Class 1	80,021,761	1,609,584	(55,043)	11,800	81,588,102	1,603,173	101,664,291
Variable Portfolio – Morgan Stanley Global Real Estate Fund, Class 1	96,355,228	8,013	(449,994)	106,910	96,020,157	—	130,752,641
Variable Portfolio – NFJ Dividend Value Fund, Class 1	430,848,350	37,660	(5,125,810)	1,627,571	427,387,771	—	640,082,760
Variable Portfolio – Nuveen Winslow Large Cap Growth Fund, Class 1	435,111,490	34,455	(124,519,320)	36,017,867	346,644,492	—	465,700,308
Variable Portfolio – Partners Small Cap Growth Fund, Class 1	139,977,974	12,019	(5,246,074)	1,850,001	136,593,920	—	207,196,321
Variable Portfolio – Partners Small Cap Value Fund, Class 1	351,575,117	28,044	(46,610,276)	10,919,964	315,912,849	—	452,620,314
Variable Portfolio – PIMCO Mortgage-Backed Securities Fund, Class 1	237,080,668	973,533	(137,601)	5,034	237,921,634	—	242,644,472
Variable Portfolio – Pyramis® International Equity Fund, Class 1	370,476,918	2,578,286	(859,072)	134,806	372,330,938	2,551,442	439,952,772
Variable Portfolio – Sit Dividend Growth Fund, Class 1	232,577,930	643,902	(1,277,056)	292,848	232,237,624	—	315,877,052
Variable Portfolio – Victory Established Value Fund, Class 1	212,165,784	17,628	(10,874,045)	3,013,903	204,323,270	—	300,953,326
Variable Portfolio – Wells Fargo Short Duration Government Fund, Class 1	420,396,189	46,727,789	(6,154,564)	172,781	461,142,195	—	470,491,918
Total	10,660,976,616	659,256,144	(692,084,476)	170,509,450	10,798,657,734	28,136,168	13,006,084,958

(b)	Non-income producing.
(c)	The rate shown is the seven-day current annualized yield at March 31, 2013.
(d)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•              Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•              Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•              Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2013:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Mutual Funds
Equity Funds	8,238,205,438	—	—	8,238,205,438
Fixed-Income Funds	4,364,400,235	—	—	4,364,400,235
Alternative Investment Funds	403,478,283	—	—	403,478,283
Money Market Funds	1,002	—	—	1,002
Total Mutual Funds	13,006,084,958	—	—	13,006,084,958

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Portfolio of Investments

Variable Portfolio – Moderately Conservative Portfolio

March 31, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

	Shares	Value

Equity Funds 33.6%
Global Real Estate 0.7%
Variable Portfolio – Morgan Stanley Global Real Estate Fund, Class 1 (a)	3,254,660	$43,742,630
International 8.1%
Columbia Variable Portfolio – Emerging Markets Fund, Class 1 (a)	2,035,465	33,300,207
Variable Portfolio – Columbia Wanger International Equities Fund, Class 1 (a)	4,739,937	60,149,797
Variable Portfolio – DFA International Value Fund, Class 1 (a)	11,229,644	111,734,960
Variable Portfolio – Invesco International Growth Fund, Class 1 (a)	14,922,035	181,601,166
Variable Portfolio – Mondrian International Small Cap Fund, Class 1 (a)	3,079,939	39,207,621
Variable Portfolio – Pyramis® International Equity Fund, Class 1 (a)	9,513,437	110,165,608
Total		536,159,359
U.S. Large Cap 17.5%
Columbia Variable Portfolio – Dividend Opportunity Fund, Class 1 (a)(b)	10,103,250	160,742,713
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 (a)(b)	8,317,401	71,612,819
Columbia Variable Portfolio – Large Core Quantitative Fund, Class 1 (a)(b)	11,788	299,545
Columbia Variable Portfolio – Select Large-Cap Value Fund, Class 1 (a)(b)	3,488,978	46,473,183
Variable Portfolio – American Century Growth Fund, Class 1 (a)(b)	9,202,116	127,817,389
Variable Portfolio – Columbia Wanger U.S. Equities Fund, Class 1 (a)(b)	4,189,875	63,476,615
Variable Portfolio – Holland Large Cap Growth Fund, Class 1 (a)	8,321,327	120,076,752
Variable Portfolio – MFS Value Fund, Class 1 (a)(b)	12,497,704	175,342,784
Variable Portfolio – NFJ Dividend Value Fund, Class 1 (a)(b)	11,958,224	174,709,656
Variable Portfolio – Nuveen Winslow Large Cap Growth Fund, Class 1 (a)(b)	9,055,386	128,405,370
Variable Portfolio – Sit Dividend Growth Fund, Class 1 (a)(b)	7,411,681	88,569,584
Total		1,157,526,410
U.S. Mid Cap 4.9%
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 (a)(b)	5,585,350	65,683,718
Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund, Class 1 (a)(b)	1,323,600	19,906,942

	Shares	Value

Equity Funds (continued)
U.S. Mid Cap (continued)
Columbia Variable Portfolio – Mid Cap Value Opportunity Fund, Class 1 (a)(b)	3,970,501	$53,482,652
Variable Portfolio – Jennison Mid Cap Growth Fund, Class 1 (a)(b)	6,899,345	101,006,406
Variable Portfolio – Victory Established Value Fund, Class 1 (a)(b)	6,275,681	87,545,742
Total		327,625,460
U.S. Small Cap 2.4%
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 (a)(b)	3,139,885	46,595,891
Variable Portfolio – Partners Small Cap Value Fund, Class 1 (a)(b)	6,122,770	114,801,939
Total		161,397,830
Total Equity Funds (Cost: $1,674,756,788)		$2,226,451,689

Fixed-Income Funds 62.6%
Emerging Markets 1.0%
Columbia Variable Portfolio – Emerging Markets Bond Fund, Class 1 (a)	6,208,672	66,308,612
Floating Rate 1.4%
Variable Portfolio – Eaton Vance Floating-Rate Income Fund, Class 1 (a)	9,132,981	93,795,710
Global Bond 1.8%
Columbia Variable Portfolio – Global Bond Fund, Class 1 (a)	10,567,677	120,260,168
High Yield 0.9%
Columbia Variable Portfolio – Income Opportunities Fund, Class 1 (a)	5,716,403	61,279,837
Inflation Protected Securities 6.8%
Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund, Class 1 (a)	46,403,932	450,582,182
Investment Grade 49.7%
Columbia Variable Portfolio – Diversified Bond Fund, Class 1 (a)	46,358,675	522,925,853
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 (a)	49,555,021	532,716,481
Columbia Variable Portfolio – Short Duration U.S. Government Fund, Class 1 (a)	26,343,388	276,078,707
Variable Portfolio – American Century Diversified Bond Fund, Class 1 (a)	54,886,451	619,119,164
Variable Portfolio – J.P. Morgan Core Bond Fund, Class 1 (a)	54,575,629	606,880,989
Variable Portfolio – PIMCO Mortgage-Backed Securities Fund, Class 1 (a)	31,109,120	325,401,398

	Shares	Value

Fixed-Income Funds (continued)
Investment Grade (continued)
Variable Portfolio – Wells Fargo Short Duration Government Fund, Class 1 (a)	39,676,179	$410,251,691
Total		3,293,374,283
Multisector 1.0%
Columbia Variable Portfolio – Strategic Income Fund, Class 1 (a)	6,730,885	63,539,558
Total Fixed-Income Funds (Cost: $3,990,636,956)		$4,149,140,350

Alternative Investment Funds 2.3%
Variable Portfolio – AQR Managed Futures Strategy Fund, Class 1(a)(b)	3,322,148	35,580,203
Variable Portfolio – Eaton Vance Global Macro Advantage Fund, Class 1(a)(b)	6,537,145	67,136,481

	Shares	Value

Alternative Investment Funds (continued)
Variable Portfolio – Goldman Sachs Commodity Strategy Fund(a)(b)	5,636,534	$52,983,423
Total Alternative Investment Funds (Cost: $153,608,729)		$155,700,107

Money Market Funds 1.5%
Columbia Variable Portfolio – Cash Management Fund, Class 1, 0.013%(a)(c)	101,267,878	101,267,878
Total Money Market Funds (Cost: $101,267,878)		$101,267,878
Total Investments (Cost: $5,920,270,351)		$6,632,560,024(d)
Other Assets and Liabilities		(48,052)
Net Assets		$6,632,511,972

Notes to Portfolio of Investments

(a)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2013, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Dividends - Affiliated Issuers ($)	Value ($)
Columbia Variable Portfolio – Cash Management Fund, Class 1	125,978,390	2,800	(24,713,312)	—	101,267,878	2,807	101,267,878
Columbia Variable Portfolio – Contrarian Core Fund, Class 1	49,126,943	6,000,000	(105,546)	8,135	55,029,532	—	65,683,718
Columbia Variable Portfolio – Diversified Bond Fund, Class 1	510,059,393	7,171,694	(897,153)	282	516,334,216	—	522,925,853
Columbia Variable Portfolio – Dividend Opportunity Fund, Class 1	127,419,151	—	(19,176,767)	5,563,322	113,805,706	—	160,742,713
Columbia Variable Portfolio – Emerging Markets Bond Fund, Class 1	60,347,704	854,288	(117,275)	10,031	61,094,748	854,287	66,308,612
Columbia Variable Portfolio – Emerging Markets Fund, Class 1	31,108,167	8,893	(2,189,117)	329,056	29,256,999	8,894	33,300,207
Columbia Variable Portfolio – Global Bond Fund, Class 1	114,511,631	6,395,694	(216,957)	18,744	120,709,112	6,392,309	120,260,168
Columbia Variable Portfolio – Income Opportunities Fund, Class 1	58,093,061	—	(105,546)	(3,524)	57,983,991	—	61,279,837
Columbia Variable Portfolio - Large Cap Growth Fund, Class 1	—	69,957,539	—	—	69,957,539	—	71,612,819
Columbia Variable Portfolio - Large Core Quantitative Fund, Class 1	—	285,846	—	—	285,846	—	299,545
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1	501,395,766	2,005,526	(949,925)	61,314	502,512,681	—	532,716,481
Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund, Class 1	18,884,828	—	(1,660,066)	137,805	17,362,567	—	19,906,942
Columbia Variable Portfolio – Mid Cap Value Opportunity Fund, Class 1	59,425,390	—	(29,842,985)	8,984,552	38,566,957	—	53,482,652
Columbia Variable Portfolio – Select Large-Cap Value Fund, Class 1	43,164,214	—	(9,421,157)	1,625,012	35,368,069	—	46,473,183
Columbia Variable Portfolio – Short Duration U.S. Government Fund, Class 1	262,159,736	12,277,066	(474,963)	8,022	273,969,861	—	276,078,707
Columbia Variable Portfolio – Strategic Income Fund, Class 1	56,391,333	85,846	(111,410)	15,335	56,381,104	—	63,539,558

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Dividends - Affiliated Issuers ($)	Value ($)
Variable Portfolio – American Century Diversified Bond Fund, Class 1	572,457,646	6,265,557	(1,114,110)	111,493	577,720,586	—	619,119,164
Variable Portfolio – American Century Growth Fund, Class 1	120,308,474	—	(41,539,134)	11,993,363	90,762,703	—	127,817,389
Variable Portfolio – AQR Managed Futures Strategy Fund, Class 1	33,956,250	—	(58,637)	3,034	33,900,647	—	35,580,203
Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund, Class 1	447,426,814	4,342	(4,310,779)	(43,419)	443,076,958	—	450,582,182
Variable Portfolio – Columbia Wanger International Equities Fund, Class 1	52,245,677	944,932	(5,561,940)	1,071,222	48,699,891	944,932	60,149,797
Variable Portfolio – Columbia Wanger U.S. Equities Fund, Class 1	49,046,886	—	(10,045,344)	3,234,440	42,235,982	—	63,476,615
Variable Portfolio – DFA International Value Fund, Class 1	125,087,785	256,903	(25,477,991)	1,797,987	101,664,684	256,903	111,734,960
Variable Portfolio – Eaton Vance Floating-Rate Income Fund, Class 1	88,413,175	—	(164,185)	10,257	88,259,247	—	93,795,710
Variable Portfolio – Eaton Vance Global Macro Advantage Fund, Class 1	64,758,110	—	(117,276)	1,399	64,642,233	—	67,136,481
Variable Portfolio – Goldman Sachs Commodity Strategy Fund	35,416,554	19,710,846	(58,637)	(2,915)	55,065,848	—	52,983,423
Variable Portfolio – Holland Large Cap Growth Fund, Class 1	122,960,124	—	(49,287,127)	13,421,874	87,094,871	—	120,076,752
Variable Portfolio – Invesco International Growth Fund, Class 1	156,905,701	668,707	(10,977,251)	2,097,590	148,694,747	668,707	181,601,166
Variable Portfolio – J.P. Morgan Core Bond Fund, Class 1	555,072,533	16,651,011	(1,067,200)	104,237	570,760,581	—	606,880,989
Variable Portfolio – Jennison Mid Cap Growth Fund, Class 1	74,905,190	—	(8,075,578)	2,525,678	69,355,290	—	101,006,406
Variable Portfolio – MFS Value Fund, Class 1	130,946,396	—	(16,560,857)	5,179,901	119,565,440	—	175,342,784
Variable Portfolio – Mondrian International Small Cap Fund, Class 1	37,487,468	618,276	(7,672,862)	1,798,528	32,231,410	618,276	39,207,621
Variable Portfolio – Morgan Stanley Global Real Estate Fund, Class 1	40,063,293	—	(10,487,225)	2,791,890	32,367,958	—	43,742,630
Variable Portfolio – NFJ Dividend Value Fund, Class 1	126,710,722	—	(13,986,109)	4,601,739	117,326,352	—	174,709,656
Variable Portfolio – Nuveen Winslow Large Cap Growth Fund, Class 1	125,328,935	—	(42,746,264)	12,699,493	95,282,164	—	128,405,370
Variable Portfolio – Partners Small Cap Growth Fund, Class 1	35,507,446	—	(5,733,768)	2,089,907	31,863,585	—	46,595,891
Variable Portfolio – Partners Small Cap Value Fund, Class 1	98,430,167	—	(24,089,974)	6,248,370	80,588,563	—	114,801,939
Variable Portfolio – PIMCO Mortgage-Backed Securities Fund, Class 1	319,975,048	5,785	(586,374)	26,656	319,421,115	—	325,401,398
Variable Portfolio – Pyramis® International Equity Fund, Class 1	99,786,920	638,890	(10,648,967)	1,972,902	91,749,745	638,890	110,165,608
Variable Portfolio – Sit Dividend Growth Fund, Class 1	66,472,829	—	(1,764,933)	429,188	65,137,084	—	88,569,584
Variable Portfolio – Victory Established Value Fund, Class 1	69,539,823	—	(12,584,693)	3,547,972	60,503,102	—	87,545,742
Variable Portfolio – Wells Fargo Short Duration Government Fund, Class 1	383,406,565	19,688,726	(703,648)	21,116	402,412,759	—	410,251,691
Total	6,050,682,238	170,499,167	(395,403,042)	94,491,988	5,920,270,351	10,386,005	6,632,560,024

(b)	Non-income producing.
(c)	The rate shown is the seven-day current annualized yield at March 31, 2013.
(d)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•              Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•              Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•              Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2013:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Mutual Funds
Equity Funds	2,226,451,689	—	—	2,226,451,689
Fixed-Income Funds	4,149,140,350	—	—	4,149,140,350
Alternative Investment Funds	155,700,107	—	—	155,700,107
Money Market Funds	101,267,878	—	—	101,267,878
Total Mutual Funds	6,632,560,024	—	—	6,632,560,024

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Portfolio of Investments

Variable Portfolio – Mondrian International Small Cap Fund

March 31, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 96.3%

AUSTRALIA 8.0%

Commonwealth Property Office Fund	10,562,702	$12,226,383
David Jones Ltd.	239,291	746,880
Monadelphous Group Ltd.	402,759	9,556,160
Shopping Centres Australasia Property Group (a)	2,540,185	4,377,003
Transfield Services Ltd.	2,143,662	4,095,380
Total		31,001,806

CANADA 2.8%

Morguard Real Estate Investment Trust	120,500	2,113,806
Northern Property Real Estate Investment Trust	117,300	3,653,465
Pason Systems Corp.	280,350	4,890,291
Total		10,657,562

CAYMAN ISLANDS 0.2%

Haitian International Holdings Ltd.	613,000	953,944

DENMARK 2.0%

Christian Hansen Holding A/S	202,320	7,514,174

FRANCE 8.8%

Boiron SA	68,762	3,563,606
Euler Hermes SA	24,252	2,234,255
Ingenico	67,597	4,004,063
IPSOS	87,447	3,060,166
Medica SA	183,970	3,355,748
Mersen	97,635	2,270,284
Neopost SA	105,027	6,291,884
Nexans SA	90,244	4,145,948
Rubis SCA	84,857	5,168,941
Total		34,094,895

GERMANY 11.3%

Bilfinger SE	48,554	5,043,225
ElringKlinger AG	105,071	3,183,962
Fielmann AG	51,617	4,763,901
GFK SE	59,446	2,998,124
MTU Aero Engines Holding AG	67,030	6,353,966
Norma Group AG	166,179	5,237,015
Rational AG	10,330	3,103,150
Symrise AG	329,473	13,054,382
Total		43,737,725

HONG KONG 3.7%

AAC Technologies Holdings, Inc.	906,000	4,368,311

Issuer	Shares	Value

Common Stocks (continued)

HONG KONG (CONTINUED)

AMVIG Holdings Ltd.	5,078,000	$1,903,624
ASM Pacific Technology Ltd.	229,900	2,530,875
Emperor Watch & Jewellery, Ltd.	24,610,000	2,514,763
Pacific Basin Shipping Ltd.	4,858,000	2,893,341
Total		14,210,914

IRELAND 1.1%

Glanbia PLC	347,102	4,120,524

JAPAN 8.6%

Ariake Japan Co., Ltd.	119,300	2,448,043
FCC Co., Ltd.	261,800	6,356,867
Hogy Medical Co., Ltd.	95,400	5,156,673
Horiba Ltd.	100,600	3,183,035
Miraca Holdings, Inc.	92,200	4,430,992
Miura Co., Ltd.	78,900	2,039,700
Musashi Seimitsu Industry Co., Ltd.	20,300	462,514
Nifco, Inc.	265,200	6,063,341
Taiyo Holdings Co., Ltd.	68,500	1,986,504
Ushio, Inc.	109,400	1,119,946
Total		33,247,615

NETHERLANDS 3.5%

Koninklijke Boskalis Westminster NV	279,462	11,101,504
QIAGEN NV (a)	122,743	2,558,319
Total		13,659,823

NEW ZEALAND 1.9%

Auckland International Airport Ltd.	1,490,562	3,678,429
SKYCITY Entertainment Group Ltd.	999,292	3,692,133
Total		7,370,562

NORWAY 0.5%

Farstad Shipping ASA	81,090	1,784,029

SINGAPORE 11.8%

Ascendas Real Estate Investment Trust	2,962,000	6,224,023
CapitaMall Trust	5,654,000	9,543,073
Ezra Holdings Ltd. (a)	4,512,000	4,217,209
Hyflux Ltd.	2,713,500	3,201,051
SATS Ltd.	2,584,000	6,337,184
SIA Engineering Co., Ltd.	2,158,000	8,258,799
SMRT Corp., Ltd.	1,299,864	1,656,853
StarHub Ltd.	1,737,000	6,106,244
Total		45,544,436

Issuer	Shares	Value

Common Stocks (continued)

SPAIN 0.9%

Prosegur Cia de Seguridad SA, Registered Shares	624,195	$3,440,537

SWEDEN 1.2%

AF AB, Class B	150,662	4,443,591

UNITED KINGDOM 30.0%

AZ Electronic Materials SA	1,305,810	7,543,596
Bodycote PLC	499,630	4,069,112
Cobham PLC	826,175	3,050,455
Croda International PLC	326,297	13,599,572
De La Rue PLC	449,371	6,664,095
Diploma PLC	522,633	4,451,012
Domino Printing Sciences PLC	513,927	4,989,863
Fenner PLC	574,277	3,394,356
Greene King PLC	364,274	3,885,542
Halma PLC	492,810	3,878,784
Interserve PLC	582,787	4,421,379
Laird PLC	1,325,562	4,376,693
Rexam PLC	713,134	5,715,839

Issuer	Shares	Value

Common Stocks (continued)

UNITED KINGDOM (CONTINUED)

Rotork PLC	311,307	$13,736,365
Serco Group PLC	458,019	4,363,524
Spectris PLC	159,912	5,967,546
Spirax-Sarco Engineering PLC	139,392	5,691,043
TT electronics PLC	841,367	2,250,010
Ultra Electronics Holdings PLC	219,520	5,737,053
Victrex PLC	315,806	7,965,532
Total		115,751,371
Total Common Stocks (Cost: $291,811,298)		$371,533,508

	Shares	Value

Money Market Funds 3.6%

Columbia Short-Term Cash Fund, 0.132% (b)(c)	14,030,417	$14,030,417

Total Money Market Funds (Cost: $14,030,417)		$14,030,417

Total Investments
(Cost: $305,841,715) (d)		$385,563,925(e)
Other Assets & Liabilities, Net		223,211
Net Assets		$385,787,136

Investments in Derivatives Forward Foreign Currency Exchange Contracts Open at March 31, 2013

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation ($)	Unrealized Depreciation ($)
J.P. Morgan Securities, Inc.	April 30, 2013	14,130,500	14,657,568	—	(23,669)
		(AUD)	(USD)
J.P. Morgan Securities, Inc.	April 30, 2013	1,818,500	1,872,033	—	(17,343)
		(AUD)	(USD)
J.P. Morgan Securities, Inc.	April 30, 2013	5,442,500	4,520,170	—	(25,086)
		(NZD)	(USD)
Total				—	(66,098)

Notes to Portfolio of Investments

(a)	Non-income producing.
(b)	The rate shown is the seven-day current annualized yield at March 31, 2013.
(c)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2013, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Ending Cost ($)	Dividends – Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	11,646,572	9,357,805	(6,973,960)	14,030,417	3,581	14,030,417

(d)

At March 31, 2013, the cost of securities for federal income tax purposes was approximately $305,842,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$90,012,000
Unrealized Depreciation	(10,290,000)
Net Unrealized Appreciation	$79,722,000

(e)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Currency Legend

AUD	Australian Dollar
NZD	New Zealand Dollar
USD	US Dollar

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2.  The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements – Security Valuation in the most recent Annual Report dated December 31, 2012.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2013:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	—	37,728,193	—	37,728,193
Consumer Staples	—	6,568,567	—	6,568,567
Energy	4,890,291	6,001,238	—	10,891,529
Financials	5,767,271	34,604,736	—	40,372,007
Health Care	—	19,065,339	—	19,065,339
Industrials	—	136,856,339	—	136,856,339
Information Technology	—	46,292,075	—	46,292,075
Materials	—	59,283,223	—	59,283,223
Telecommunication Services	—	6,106,244	—	6,106,244
Utilities	—	8,369,992	—	8,369,992
Total Equity Securities	10,657,562	360,875,946	—	371,533,508
Other
Money Market Funds	14,030,417	—	—	14,030,417
Total Other	14,030,417	—	—	14,030,417
Investments in Securities	24,687,979	360,875,946	—	385,563,925
Derivatives
Liabilities
Forward Foreign Currency Exchange Contracts	—	(66,098)	—	(66,098)
Total	24,687,979	360,809,848	—	385,497,827

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.  These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.  The models utilized by the third party statistical pricing service take into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

Portfolio of Investments

Variable Portfolio – Morgan Stanley Global Real Estate Fund

March 31, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 99.0%

AUSTRALIA 7.6%

CFS Retail Property Trust	361,431	$757,667
Commonwealth Property Office Fund	744,241	861,463
Dexus Property Group	2,409,536	2,618,389
Federation Centres Ltd.	648,829	1,594,247
Goodman Group	672,002	3,359,045
GPT Group	984,785	3,811,160
Investa Office Fund	187,717	598,888
Mirvac Group	1,538,348	2,602,971
Stockland	658,856	2,514,438
Westfield Group	1,027,453	11,641,127
Westfield Retail Trust	1,644,899	5,178,638
Total		35,538,033

BELGIUM 0.1%

Befimmo SCA Sicafi	2,491	158,329
Cofinimmo	1,582	181,192
Total		339,521

BRAZIL 0.7%

BR Malls Participacoes SA	53,960	675,318
BR Properties SA	68,510	762,145
Iguatemi Empresa de Shopping Centers SA	78,800	992,043
PDG Realty SA Empreendimentos e Participacoes	399,130	622,175
Total		3,051,681

CANADA 2.9%

Amarillo Gold Corp. (a)	41,800	608,988
Boardwalk Real Estate Investment Trust	30,870	1,898,968
Brookfield Office Properties (a)	27,318	759,961
Brookfield Office Properties, Inc.	204,007	3,502,800
Calloway Real Estate Investment Trust (a)	28,714	827,628
Canadian Roxana Resources (a)	10,881	270,137
Extendicare, Inc.	36,280	289,283
First Capital Realty, Inc.	28,300	527,918
RioCan Real Estate Investment Trust	175,168	4,793,690
Total		13,479,373

CHINA 2.2%

Agile Property Holdings Ltd.	1,626,000	1,945,604
China Overseas Land & Investment Ltd.	546,000	1,510,062
Country Garden Holdings Co. (a)	5,595,288	2,805,597
Evergrande Real Estate Group Ltd.	2,361,000	956,789

Issuer	Shares	Value

Common Stocks (continued)

CHINA (CONTINUED)

Guangzhou R&F Properties Co., Ltd., Class H	898,400	$1,511,980
Shimao Property Holdings Ltd.	734,500	1,416,173
Total		10,146,205

FINLAND 0.2%

Citycon OYJ	16,717	47,786
Sponda OYJ	140,354	662,079
Total		709,865

FRANCE 3.3%

Altarea	947	172,983
Fonciere Des Regions	8,417	659,013
Gecina SA	10,157	1,178,548
ICADE	13,332	1,165,855
Klepierre	32,742	1,286,182
Mercialys SA	61,180	1,252,817
Societe de la Tour Eiffel	4,507	257,090
Societe Immobiliere de Location pour l’Industrie et le Commerce	3,543	377,861
Unibail-Rodamco SE	39,017	9,087,539
Total		15,437,888

GERMANY 0.7%

Alstria Office REIT AG	70,491	794,255
Deutsche Euroshop AG	14,521	587,357
Deutsche Wohnen AG	6,144	111,677
GSW Immobilien AG	3,672	145,257
LEG Immobilien AG (a)	24,158	1,294,418
Prime Office REIT-AG	96,844	397,371
Total		3,330,335

HONG KONG 13.1%

China Resources Land Ltd.	864,000	2,422,580
Hang Lung Properties Ltd.	618,000	2,313,704
Henderson Land Development Co., Ltd.	260,121	1,784,282
Hongkong Land Holdings Ltd.	1,152,000	8,559,172
Hysan Development Co., Ltd.	840,500	4,255,005
Kerry Properties Ltd.	928,500	4,133,106
Link REIT (The)	619,000	3,376,071
New World Development Co., Ltd.	1,942,084	3,300,668
Sino Land Co., Ltd.	1,582,683	2,693,678
Sun Hung Kai Properties Ltd.	1,496,278	20,191,500
Swire Properties Ltd.	790,300	2,810,734
Wharf Holdings Ltd.	604,466	5,405,837
Total		61,246,337

Issuer	Shares	Value

Common Stocks (continued)

ITALY 0.1%

Beni Stabili SpA	1,098,660	$655,009

JAPAN 13.5%

Activia Properties, Inc.	42	403,823
Daiwa House Residential Investment Corp.	44	209,768
GLP J-Reit	1,158	1,243,680
Japan Real Estate Investment Corp.	229	3,173,032
Japan Retail Fund Investment Corp.	189	468,932
Mitsubishi Estate Co., Ltd.	689,000	19,517,575
Mitsui Fudosan Co., Ltd.	520,000	14,849,807
Nippon Accommodations Fund, Inc.	37	313,299
Nippon Building Fund, Inc.	332	4,652,052
Nippon Prologis REIT, Inc. (a)	129	1,404,632
Nomura Real Estate Holdings, Inc.	15,000	336,653
NTT Urban Development Corp.	226	272,437
ORIX JREIT, Inc.	280	395,394
Sumitomo Realty & Development Co., Ltd.	350,000	13,634,986
Tokyo Tatemono Co., Ltd.	141,000	1,007,972
Tokyu Land Corp.	42,000	396,324
Tokyu REIT, Inc.	13	98,189
United Urban Investment Corp.	520	848,878
Total		63,227,433

NETHERLANDS 0.6%

Corio NV	35,554	1,658,699
Eurocommercial Properties NV	21,601	790,667
VastNed Retail NV	6,043	250,590
Wereldhave NV	3,643	251,842
Total		2,951,798

NORWAY 0.1%

Norwegian Property ASA	434,256	681,784

SINGAPORE 3.7%

Ascendas Real Estate Investment Trust	349,000	733,351
CapitaCommercial Trust	795,000	1,018,210
CapitaLand Ltd.	1,357,000	3,881,337
CapitaMall Trust	1,059,000	1,787,427
CapitaMalls Asia Ltd.	592,000	982,165
City Developments Ltd.	143,000	1,311,235
Global Logistic Properties Ltd.	1,704,000	3,618,731
Keppel Land Ltd.	139,000	443,338
Mapletree Commercial Trust	663,000	719,428
Mapletree Greater China Commercial Trust (a)	1,221,000	1,023,776

Issuer	Shares	Value

Common Stocks (continued)

SINGAPORE (CONTINUED)

Religare Health Trust (a)	515,000	$375,888
Suntec Real Estate Investment Trust	530,000	770,086
UOL Group Ltd.	96,000	542,107
Total		17,207,079

SWEDEN 0.7%

Atrium Ljungberg AB, Class B	43,204	603,320
Castellum AB	55,420	790,343
Hufvudstaden AB	130,554	1,641,011
Total		3,034,674

SWITZERLAND 0.9%

Mobimo Holding AG	1,322	296,625
PSP Swiss Property AG	33,597	3,061,351
Swiss Prime Site AG	12,301	995,820
Total		4,353,796

UNITED KINGDOM 5.4%

Atrium European Real Estate Ltd.	96,713	557,872
Big Yellow Group PLC	57,777	311,652
British Land Co. PLC	474,233	3,916,315
Capital & Counties Properties PLC	149,931	620,334
Capital & Regional PLC (a)	1,067,698	535,363
Derwent London PLC	41,687	1,363,105
Grainger PLC	137,397	283,507
Great Portland Estates PLC	189,451	1,427,504
Hammerson PLC	415,740	3,107,313
Intu Properties PLC	234,293	1,190,096
Land Securities Group PLC	388,089	4,888,461
Londonmetric Property PLC	260,764	419,991
LXB Retail Properties PLC (a)	846,945	1,467,055
Quintain Estates & Development PLC (a)	785,770	799,938
Safestore Holdings PLC	617,787	1,112,355
Segro PLC	219,337	847,510
Shaftesbury PLC	57,451	507,614
St. Modwen Properties PLC	195,159	763,576
Unite Group PLC	237,238	1,157,113
Total		25,276,674

UNITED STATES 43.2%

Acadia Realty Trust	41,340	1,148,012
Alexandria Real Estate Equities, Inc.	16,470	1,169,041
American Campus Communities, Inc.	3,650	165,491
Apartment Investment & Management Co., Class A	51,692	1,584,877
Ashford Hospitality Trust, Inc.	93,000	1,149,480
Assisted Living Concepts, Inc., Class A	31,030	368,947

Issuer	Shares	Value

Common Stocks (continued)

UNITED STATES (CONTINUED)

AvalonBay Communities, Inc.	98,578	$12,486,875
Boston Properties, Inc.	97,775	9,881,141
Camden Property Trust	71,026	4,878,066
Cousins Properties, Inc.	98,551	1,053,510
DCT Industrial Trust, Inc.	402,778	2,980,557
Digital Realty Trust, Inc.	35,248	2,358,444
Duke Realty Corp.	127,730	2,168,855
Equity Lifestyle Properties, Inc.	51,253	3,936,230
Equity Residential	332,083	18,284,490
Essex Property Trust, Inc.	7,320	1,102,246
Federal Realty Investment Trust	17,911	1,935,104
Forest City Enterprises, Inc., Class A (a)	403,843	7,176,290
General Growth Properties, Inc.	393,460	7,821,985
HCP, Inc.	240,047	11,968,743
Health Care REIT, Inc.	25,490	1,731,026
Healthcare Realty Trust, Inc.	101,835	2,891,096
Host Hotels & Resorts, Inc.	721,935	12,626,643
Hudson Pacific Properties, Inc.	62,430	1,357,852
Lexington Realty Trust	15,813	186,593
Macerich Co. (The)	88,686	5,709,605
Mack-Cali Realty Corp.	150,673	4,310,755
ProLogis, Inc.	96,570	3,860,869
PS Business Parks, Inc.	9,233	728,668
Public Storage	67,115	10,222,957

Issuer	Shares	Value

Common Stocks (continued)

UNITED STATES (CONTINUED)

Regency Centers Corp.	160,153	$8,473,695
Retail Opportunity Investments Corp.	2,155	30,192
Senior Housing Properties Trust	164,305	4,408,303
Simon Property Group, Inc.	172,613	27,369,517
Sovran Self Storage, Inc.	580	37,404
Starwood Hotels & Resorts Worldwide, Inc.	104,016	6,628,940
Taubman Centers, Inc.	2,830	219,778
Ventas, Inc.	50,170	3,672,444
Vornado Realty Trust	155,263	12,986,197
Winthrop Realty Trust	40,393	508,144
Total		201,579,062
Total Common Stocks (Cost: $364,817,666)		$462,246,547

	Shares	Value

Money Market Funds 0.5%

Columbia Short-Term Cash Fund, 0.132% (b)(c)	2,355,438	$2,355,438

Total Money Market Funds (Cost: $2,355,438)		$2,355,438

Total Investments
(Cost: $367,173,104) (d)		$464,601,985(e)
Other Assets & Liabilities, Net		2,241,910
Net Assets		$466,843,895

Notes to Portfolio of Investments

(a)	Non-income producing.
(b)	The rate shown is the seven-day current annualized yield at March 31, 2013.
(c)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2013, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Sales Cost/ Proceeds from Sales ($)	Ending Cost ($)	Dividends or Interest Income ($)	Value ($)
Columbia Short-Term Cash Fund	3,446,457	14,006,328	(15,097,347)	2,355,438	1,119	2,355,438

(d)

At March 31, 2013, the cost of securities for federal income tax purposes was approximately $367,173,000  and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$99,665,000
Unrealized Depreciation	(2,236,000)
Net Unrealized Appreciation	$97,429,000

(e)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2.  The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements – Security Valuation in the most recent Annual Report dated December 31, 2012.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2013:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	7,251,114	—	—	7,251,114
Financials	210,200,772	244,136,431	—	454,337,203
Health Care	658,230	—	—	658,230
Total Equity Securities	218,110,116	244,136,431	—	462,246,547
Other
Money Market Funds	2,355,438	—	—	2,355,438
Total Other	2,355,438	—	—	2,355,438
Total	220,465,554	244,136,431	—	464,601,985

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.  These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.  The models utilized by the third party statistical pricing service take into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Portfolio of Investments

Variable Portfolio – NFJ Dividend Value Fund

March 31, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 96.9%

CONSUMER DISCRETIONARY 6.1%

Automobiles 1.7%

Ford Motor Co.	2,532,200	$33,298,430

Household Durables 0.1%

Newell Rubbermaid, Inc.	111,200	2,902,320

Leisure Equipment & Products 2.1%

Mattel, Inc.	963,700	42,200,423

Specialty Retail 2.2%

Staples, Inc.	3,300,000	44,319,000

TOTAL CONSUMER DISCRETIONARY		122,720,173

CONSUMER STAPLES 7.9%

Beverages 2.1%

Molson Coors Brewing Co., Class B	884,600	43,283,478

Food & Staples Retailing 1.9%

Wal-Mart Stores, Inc.	522,100	39,068,743

Household Products 1.9%

Kimberly-Clark Corp.	387,500	37,967,250

Tobacco 2.0%

Reynolds American, Inc.	888,100	39,511,569

TOTAL CONSUMER STAPLES		159,831,040

ENERGY 17.9%

Energy Equipment & Services 1.8%

Ensco PLC, Class A	617,500	37,050,000

Oil, Gas & Consumable Fuels 16.1%

Chevron Corp.	321,300	38,176,866
ConocoPhillips	1,479,500	88,917,950
Marathon Oil Corp.	1,136,200	38,312,664
Phillips 66	604,450	42,293,367
Royal Dutch Shell PLC, ADR	673,100	43,859,196
Total SA, ADR	1,518,400	72,852,832
Total		324,412,875
TOTAL ENERGY		361,462,875

Issuer	Shares	Value

Common Stocks (continued)

FINANCIALS 20.9%

Commercial Banks 8.4%

Fifth Third Bancorp	2,420,300	$39,475,093
PNC Financial Services Group, Inc.	656,100	43,630,650
Wells Fargo & Co.	2,356,100	87,152,139
Total		170,257,882

Diversified Financial Services 4.0%

JPMorgan Chase & Co.	1,679,100	79,690,086

Insurance 6.5%

Allstate Corp. (The)	881,600	43,260,112
MetLife, Inc.	1,202,400	45,715,248
Travelers Companies, Inc. (The)	491,800	41,404,642
Total		130,380,002

Real Estate Investment Trusts (REITs) 2.0%

Annaly Capital Management, Inc.	2,577,600	40,958,064

TOTAL FINANCIALS		421,286,034

HEALTH CARE 12.5%

Health Care Equipment & Supplies 1.9%

Medtronic, Inc.	834,200	39,174,032

Pharmaceuticals 10.6%

AstraZeneca PLC, ADR	1,819,500	90,938,610
Johnson & Johnson	512,200	41,759,666
Merck & Co., Inc.	832,100	36,803,783
Pfizer, Inc.	1,501,500	43,333,290
Total		212,835,349
TOTAL HEALTH CARE		252,009,381

INDUSTRIALS 6.2%

Aerospace & Defense 4.3%

Lockheed Martin Corp.	448,500	43,289,220
Northrop Grumman Corp.	606,600	42,552,990
Total		85,842,210

Industrial Conglomerates 1.9%

General Electric Co.	1,650,600	38,161,872

TOTAL INDUSTRIALS		124,004,082

INFORMATION TECHNOLOGY 13.4%

Communications Equipment 3.5%

Cisco Systems, Inc.	1,839,000	38,453,490

Issuer	Shares	Value

Common Stocks (continued)

INFORMATION TECHNOLOGY (CONTINUED)

Communications Equipment (continued)

Harris Corp.	705,100	$32,674,334
Total		71,127,824

Office Electronics 2.0%

Xerox Corp.	4,691,800	40,349,480

Semiconductors & Semiconductor Equipment 4.0%

Intel Corp.	3,659,400	79,957,890

Software 3.9%

CA, Inc.	1,565,900	39,413,703
Microsoft Corp.	1,406,800	40,248,548
Total		79,662,251
TOTAL INFORMATION TECHNOLOGY		271,097,445

MATERIALS 8.2%

Chemicals 2.0%

EI du Pont de Nemours & Co.	810,400	39,839,264

Metals & Mining 4.1%

Barrick Gold Corp.	1,541,000	45,305,400
Freeport-McMoRan Copper & Gold, Inc.	1,162,200	38,468,820
Total		83,774,220

Issuer	Shares	Value

Common Stocks (continued)

MATERIALS (CONTINUED)

Paper & Forest Products 2.1%

International Paper Co.	912,300	$42,494,934

TOTAL MATERIALS		166,108,418

TELECOMMUNICATION SERVICES 1.8%

Diversified Telecommunication Services 1.8%

AT&T, Inc.	977,500	35,864,475

TOTAL TELECOMMUNICATION SERVICES		35,864,475

UTILITIES 2.0%

Electric Utilities 2.0%

American Electric Power Co., Inc.	833,500	40,533,105

TOTAL UTILITIES		40,533,105

Total Common Stocks (Cost: $1,627,305,845)		$1,954,917,028

	Shares	Value

Money Market Funds 2.2%

Columbia Short-Term Cash Fund, 0.132% (a)(b)	44,484,850	$44,484,850

Total Money Market Funds (Cost: $44,484,850)		$44,484,850

Total Investments
(Cost: $1,671,790,695)		$1,999,401,878(c)
Other Assets & Liabilities, Net		18,494,906
Net Assets		$2,017,896,784

Notes to Portfolio of Investments

(a)	The rate shown is the seven-day current annualized yield at March 31, 2013.
(b)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2013, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	21,468,163	72,615,266	(49,598,579)	44,484,850	10,132	44,484,850

(c)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

ADR	American Depositary Receipt

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third- party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2013:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	122,720,173	—	—	122,720,173
Consumer Staples	159,831,040	—	—	159,831,040
Energy	361,462,875	—	—	361,462,875
Financials	421,286,034	—	—	421,286,034
Health Care	252,009,381	—	—	252,009,381
Industrials	124,004,082	—	—	124,004,082
Information Technology	271,097,445	—	—	271,097,445
Materials	166,108,418	—	—	166,108,418
Telecommunication Services	35,864,475	—	—	35,864,475
Utilities	40,533,105	—	—	40,533,105
Total Equity Securities	1,954,917,028	—	—	1,954,917,028
Other
Money Market Funds	44,484,850	—	—	44,484,850
Total Other	44,484,850	—	—	44,484,850
Total	1,999,401,878	—	—	1,999,401,878

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Portfolio of Investments

Variable Portfolio – Nuveen Winslow Large Cap Growth Fund

March 31, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 98.5%

CONSUMER DISCRETIONARY 22.7%

Auto Components 1.2%

BorgWarner, Inc. (a)	230,200	$17,803,668

Hotels, Restaurants & Leisure 3.6%

Las Vegas Sands Corp.	257,600	14,515,760
Starbucks Corp.	376,400	21,439,744
Yum! Brands, Inc.	226,800	16,315,992
Total		52,271,496

Household Durables 0.9%

Lennar Corp., Class A	334,200	13,862,616

Internet & Catalog Retail 5.8%

Amazon.com, Inc. (a)	170,050	45,316,624
priceline.com, Inc. (a)	55,200	37,973,736
Total		83,290,360

Media 4.7%

CBS Corp., Class B Non Voting	371,200	17,331,328
News Corp., Class A	525,800	16,047,416
Sirius XM Radio, Inc.	6,633,400	20,430,872
Walt Disney Co. (The)	239,700	13,614,960
Total		67,424,576

Multiline Retail 1.6%

Dollar General Corp. (a)	448,300	22,675,014

Specialty Retail 3.5%

Home Depot, Inc. (The)	304,400	21,241,032
Ross Stores, Inc.	238,500	14,457,870
Ulta Salon Cosmetics & Fragrance, Inc.	186,000	15,097,620
Total		50,796,522

Textiles, Apparel & Luxury Goods 1.4%

Ralph Lauren Corp.	121,000	20,486,510
TOTAL CONSUMER DISCRETIONARY		328,610,762

CONSUMER STAPLES 3.3%

Food & Staples Retailing 2.3%

Costco Wholesale Corp.	131,000	13,900,410
CVS Caremark Corp.	347,700	19,120,023
Total		33,020,433

Issuer	Shares	Value

Common Stocks (continued)

CONSUMER STAPLES (CONTINUED)

Personal Products 1.0%

Estee Lauder Companies, Inc. (The), Class A	220,400	$14,112,212
TOTAL CONSUMER STAPLES		47,132,645

ENERGY 3.0%

Energy Equipment & Services 1.0%

FMC Technologies, Inc. (a)	258,500	14,059,815

Oil, Gas & Consumable Fuels 2.0%

Cabot Oil & Gas Corp.	202,100	13,663,981
Range Resources Corp.	197,300	15,989,192
Total		29,653,173
TOTAL ENERGY		43,712,988

FINANCIALS 5.8%

Capital Markets 2.7%

BlackRock, Inc.	59,200	15,207,296
Franklin Resources, Inc.	156,800	23,647,008
Total		38,854,304

Commercial Banks 1.0%

Wells Fargo & Co.	377,800	13,974,822

Diversified Financial Services 0.7%

Citigroup, Inc.	236,800	10,476,032

Real Estate Investment Trusts (REITs) 1.4%

American Tower Corp.	256,600	19,737,672
TOTAL FINANCIALS		83,042,830

HEALTH CARE 16.5%

Biotechnology 8.0%

Amgen, Inc.	217,200	22,265,172
Biogen Idec, Inc. (a)	176,500	34,048,615
Celgene Corp. (a)	273,600	31,712,976
Gilead Sciences, Inc. (a)	571,500	27,963,495
Total		115,990,258

Health Care Equipment & Supplies 2.2%

Abbott Laboratories	117,800	4,160,696
Covidien PLC	247,500	16,790,400
Intuitive Surgical, Inc. (a)	23,575	11,579,804
Total		32,530,900

Issuer	Shares	Value

Common Stocks (continued)

HEALTH CARE (CONTINUED)

Health Care Providers & Services 3.2%

Express Scripts Holding Co. (a)	306,200	$17,652,430
HCA Holdings, Inc.	247,600	10,059,988
UnitedHealth Group, Inc.	316,600	18,112,686
Total		45,825,104

Health Care Technology 1.2%

Cerner Corp. (a)	183,900	17,424,525

Pharmaceuticals 1.9%

Allergan, Inc.	121,000	13,507,230
GlaxoSmithKline PLC, ADR	291,100	13,655,501
Total		27,162,731
TOTAL HEALTH CARE		238,933,518

INDUSTRIALS 14.5%

Aerospace & Defense 3.4%

Precision Castparts Corp.	121,800	23,095,716
United Technologies Corp.	275,300	25,721,279
Total		48,816,995

Air Freight & Logistics 1.0%

FedEx Corp.	147,200	14,455,040

Airlines 0.7%

Delta Air Lines, Inc. (a)	638,300	10,538,333

Construction & Engineering 1.3%

Fluor Corp.	286,800	19,023,444

Industrial Conglomerates 3.1%

Danaher Corp.	712,600	44,288,090

Road & Rail 3.9%

Union Pacific Corp.	401,900	57,234,579

Trading Companies & Distributors 1.1%

WW Grainger, Inc.	68,300	15,366,134
TOTAL INDUSTRIALS		209,722,615

INFORMATION TECHNOLOGY 27.0%

Communications Equipment 2.1%

QUALCOMM, Inc.	445,100	29,799,445

Issuer	Shares	Value

Common Stocks (continued)

INFORMATION TECHNOLOGY (CONTINUED)

Computers & Peripherals 4.8%

Apple, Inc.	128,450	$56,855,824
EMC Corp. (a)	515,500	12,315,295
Total		69,171,119

Internet Software & Services 7.6%

Baidu, Inc., ADR (a)	152,500	13,374,250
eBay, Inc. (a)	433,100	23,482,682
Facebook, Inc., Class A (a)	871,800	22,300,644
Google, Inc., Class A (a)	57,860	45,942,576
LinkedIn Corp., Class A (a)	24,200	4,260,652
Total		109,360,804

IT Services 9.1%

International Business Machines Corp.	223,400	47,651,220
Mastercard, Inc., Class A	35,165	19,028,836
Teradata Corp. (a)	201,100	11,766,361
Visa, Inc., Class A	314,400	53,397,696
Total		131,844,113

Semiconductors & Semiconductor Equipment 1.2%

NXP Semiconductor NV (a)	570,300	17,257,278

Software 2.2%

Salesforce.com, Inc. (a)	181,300	32,421,879
TOTAL INFORMATION TECHNOLOGY		389,854,638

MATERIALS 4.4%

Chemicals 4.4%

Ecolab, Inc.	256,000	20,526,080
Monsanto Co.	412,774	43,601,318
Total		64,127,398
TOTAL MATERIALS		64,127,398

TELECOMMUNICATION SERVICES 1.3%

Wireless Telecommunication Services 1.3%

SBA Communications Corp., Class A (a)	256,000	18,437,120
TOTAL TELECOMMUNICATION SERVICES		18,437,120

Total Common Stocks (Cost: $1,143,725,948)		$1,423,574,514

	Shares	Value

Money Market Funds 1.9%

Columbia Short-Term Cash Fund, 0.132% (b)(c)	27,713,928	$27,713,928

Total Money Market Funds (Cost: $27,713,928)		$27,713,928
Total Investments
(Cost: $1,171,439,876)		$1,451,288,442(d)
Other Assets & Liabilities, Net		(5,734,761)
Net Assets		$1,445,553,681

Notes to Portfolio of Investments

(a)	Non-income producing.
(b)	The rate shown is the seven-day current annualized yield at March 31, 2013.
(c)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2013, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	40,239,887	297,265,441	(309,791,400)	27,713,928	10,112	27,713,928

(d)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

ADR	American Depositary Receipt

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third- party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2013:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	328,610,762	—	—	328,610,762
Consumer Staples	47,132,645	—	—	47,132,645
Energy	43,712,988	—	—	43,712,988
Financials	83,042,830	—	—	83,042,830
Health Care	238,933,518	—	—	238,933,518
Industrials	209,722,615	—	—	209,722,615
Information Technology	389,854,638	—	—	389,854,638
Materials	64,127,398	—	—	64,127,398
Telecommunication Services	18,437,120	—	—	18,437,120
Total Equity Securities	1,423,574,514	—	—	1,423,574,514
Other
Money Market Funds	27,713,928	—	—	27,713,928
Total Other	27,713,928	—	—	27,713,928
Total	1,451,288,442	—	—	1,451,288,442

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Portfolio of Investments

Variable Portfolio – Partners Small Cap Growth Fund

March 31, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 99.0%

CONSUMER DISCRETIONARY 14.2%

Diversified Consumer Services 2.0%

Coinstar, Inc. (a)	43,120	$2,519,070
Service Corp. International	524,108	8,768,327
Total		11,287,397

Hotels, Restaurants & Leisure 2.4%

Bally Technologies, Inc. (a)	41,210	2,141,684
Einstein Noah Restaurant Group, Inc.	106,270	1,575,984
Life Time Fitness, Inc. (a)	23,130	989,501
Multimedia Games Holdings Co., Inc. (a)	41,300	861,931
Red Robin Gourmet Burgers, Inc. (a)	76,950	3,508,920
SHFL Entertainment, Inc. (a)	277,630	4,600,329
Total		13,678,349

Household Durables 0.2%

SodaStream International Ltd. (a)	24,500	1,216,180

Internet & Catalog Retail 1.4%

HomeAway, Inc. (a)	105,686	3,434,795
Shutterfly, Inc. (a)	103,382	4,566,383
Total		8,001,178

Leisure Equipment & Products 0.6%

Sturm Ruger & Co., Inc.	59,037	2,994,947

Media 1.0%

Cinemark Holdings, Inc.	76,360	2,248,039
IMAX Corp. (a)	120,110	3,210,540
Total		5,458,579

Specialty Retail 5.9%

Aeropostale, Inc. (a)	112,270	1,526,872
American Eagle Outfitters, Inc.	176,333	3,297,427
Asbury Automotive Group, Inc. (a)	96,400	3,536,916
Cabela’s, Inc. (a)	190,240	11,562,787
Children’s Place Retail Stores, Inc. (The) (a)	51,100	2,290,302
DSW, Inc., Class A	49,200	3,138,960
Five Below, Inc. (a)	15,416	584,112
Hibbett Sports, Inc. (a)	37,580	2,114,627
Restoration Hardware Holdings, Inc. (a)	59,800	2,093,000
Vitamin Shoppe, Inc. (a)	65,460	3,197,721
Total		33,342,724

Textiles, Apparel & Luxury Goods 0.7%

Columbia Sportswear Co.	66,693	3,860,191
TOTAL CONSUMER DISCRETIONARY		79,839,545

Issuer	Shares	Value

Common Stocks (continued)

CONSUMER STAPLES 4.0%

Food & Staples Retailing 2.0%

Fresh Market, Inc. (The) (a)	61,600	$2,634,632
Pricesmart, Inc.	98,391	7,657,772
United Natural Foods, Inc. (a)	24,700	1,215,240
Total		11,507,644

Food Products 0.6%

Annie’s, Inc. (a)	25,900	990,934
Hain Celestial Group, Inc. (The) (a)	42,210	2,578,187
Total		3,569,121

Household Products 0.8%

Energizer Holdings, Inc.	42,376	4,226,158

Personal Products 0.6%

Nu Skin Enterprises, Inc., Class A	76,665	3,388,593
TOTAL CONSUMER STAPLES		22,691,516

ENERGY 6.0%

Energy Equipment & Services 1.9%

Atwood Oceanics, Inc. (a)	162,156	8,519,676
Forum Energy Technologies, Inc. (a)	18,800	540,688
Pioneer Energy Services Corp. (a)	215,890	1,781,093
Total		10,841,457

Oil, Gas & Consumable Fuels 4.1%

Approach Resources, Inc. (a)	58,400	1,437,224
Berry Petroleum Co., Class A	45,201	2,092,354
Bill Barrett Corp. (a)	55,220	1,119,309
Bonanza Creek Energy, Inc. (a)	29,700	1,148,499
Diamondback Energy, Inc. (a)	50,276	1,349,408
Kodiak Oil & Gas Corp. (a)	144,000	1,308,960
Laredo Petroleum Holdings, Inc. (a)	66,743	1,220,730
Magnum Hunter Resources Corp. (a)	490,830	1,968,228
Oasis Petroleum, Inc. (a)	128,060	4,875,244
Rosetta Resources, Inc. (a)	33,570	1,597,261
World Fuel Services Corp.	125,524	4,985,813
Total		23,103,030
TOTAL ENERGY		33,944,487

FINANCIALS 14.1%

Capital Markets 3.8%

Eaton Vance Corp.	256,674	10,736,674

Issuer	Shares	Value

Common Stocks (continued)

FINANCIALS (CONTINUED)

Capital Markets (continued)

Evercore Partners, Inc., Class A	61,140	$2,543,424
Financial Engines, Inc.	218,770	7,923,849
Total		21,203,947

Consumer Finance 0.8%

First Cash Financial Services, Inc. (a)	35,140	2,050,068
Portfolio Recovery Associates, Inc. (a)	20,200	2,563,784
Total		4,613,852

Diversified Financial Services 0.5%

MarkeTaxess Holdings, Inc.	83,391	3,110,484

Insurance 3.5%

Alleghany Corp. (a)	8,398	3,324,936
MBIA, Inc. (a)	466,339	4,789,301
Montpelier Re Holdings Ltd.	243,917	6,354,038
White Mountains Insurance Group Ltd.	8,774	4,975,911
Total		19,444,186

Real Estate Investment Trusts (REITs) 3.5%

Corrections Corp. of America	210,168	8,211,264
CyrusOne, Inc.	80,368	1,835,605
First Industrial Realty Trust, Inc.	264,496	4,530,816
Hatteras Financial Corp.	132,531	3,635,325
Ryman Hospitality Properties	37,350	1,708,763
Total		19,921,773

Real Estate Management & Development 2.0%

Alexander & Baldwin, Inc. (a)	152,275	5,443,831
Jones Lang LaSalle, Inc.	17,790	1,768,504
Tejon Ranch Co. (a)	132,015	3,931,407
Total		11,143,742
TOTAL FINANCIALS		79,437,984

HEALTH CARE 14.9%

Biotechnology 2.4%

ACADIA Pharmaceuticals, Inc. (a)	205,690	1,633,179
Achillion Pharmaceuticals, Inc. (a)	146,560	1,280,934
Aegerion Pharmaceuticals, Inc. (a)	20,144	812,609
Amarin Corp. PLC, ADR (a)	164,990	1,222,576
Ariad Pharmaceuticals, Inc. (a)	69,860	1,263,767
Cepheid, Inc. (a)	14,700	564,039
Exact Sciences Corp. (a)	41,610	407,778
Infinity Pharmaceuticals, Inc. (a)	11,600	562,252
Medivation, Inc. (a)	38,610	1,805,790
NPS Pharmaceuticals, Inc. (a)	93,600	953,784

Issuer	Shares	Value

Common Stocks (continued)

HEALTH CARE (CONTINUED)

Biotechnology (continued)

Onyx Pharmaceuticals, Inc. (a)	30,580	$2,717,339
Raptor Pharmaceutical Corp. (a)	84,500	494,325
Total		13,718,372

Health Care Equipment & Supplies 5.8%

Abaxis, Inc.	17,100	809,172
Align Technology, Inc. (a)	63,600	2,131,236
Cynosure Inc., Class A (a)	114,428	2,994,581
DexCom, Inc. (a)	306,823	5,130,081
Endologix, Inc. (a)	496,818	8,023,611
HeartWare International, Inc. (a)	16,700	1,476,781
Insulet Corp. (a)	98,220	2,539,969
Novadaq Technologies, Inc. (a)	68,500	678,835
NxStage Medical, Inc. (a)	165,997	1,872,446
Sirona Dental Systems, Inc. (a)	27,080	1,996,608
Spectranetics Corp. (a)	137,650	2,550,654
Thoratec Corp. (a)	69,010	2,587,875
Total		32,791,849

Health Care Providers & Services 4.7%

Acadia Healthcare Co., Inc. (a)	233,350	6,858,156
Health Management Associates, Inc., Class A (a)	190,700	2,454,309
Magellan Health Services, Inc. (a)	45,370	2,158,251
MWI Veterinary Supply, Inc. (a)	13,500	1,785,510
Team Health Holdings, Inc. (a)	47,480	1,727,322
Tenet Healthcare Corp. (a)	198,327	9,436,399
WellCare Health Plans, Inc. (a)	37,560	2,176,978
Total		26,596,925

Health Care Technology 0.5%

HealthStream, Inc. (a)	18,100	415,214
HMS Holdings Corp. (a)	60,450	1,641,218
Medidata Solutions, Inc. (a)	7,200	417,456
Total		2,473,888

Pharmaceuticals 1.5%

Akorn, Inc. (a)	338,510	4,681,593
Jazz Pharmaceuticals PLC (a)	49,600	2,773,136
Santarus, Inc. (a)	54,200	939,286
Total		8,394,015
TOTAL HEALTH CARE		83,975,049

INDUSTRIALS 16.2%

Aerospace & Defense 0.9%

Hexcel Corp. (a)	81,290	2,358,223

Issuer	Shares	Value

Common Stocks (continued)

INDUSTRIALS (CONTINUED)

Aerospace & Defense (continued)

Triumph Group, Inc.	35,290	$2,770,265
Total		5,128,488

Air Freight & Logistics 0.8%

HUB Group, Inc., Class A (a)	61,890	2,380,290
XPO Logistics, Inc. (a)	108,098	1,820,370
Total		4,200,660

Commercial Services & Supplies 2.1%

Casella Waste Systems, Inc., Class A (a)	390,650	1,707,141
Clean Harbors, Inc. (a)	46,410	2,695,957
InnerWorkings, Inc. (a)	215,100	3,256,614
Ritchie Bros Auctioneers, Inc.	171,769	3,727,387
Team, Inc. (a)	11,655	478,671
Total		11,865,770

Electrical Equipment 0.3%

Polypore International, Inc. (a)	42,230	1,696,801

Machinery 1.6%

Chart Industries, Inc. (a)	20,200	1,616,202
ExOne Co. (The) (a)	35,527	1,190,155
Manitowoc Co., Inc. (The)	62,690	1,288,906
Middleby Corp. (a)	13,715	2,086,737
Proto Labs, Inc. (a)	24,656	1,210,610
Woodward, Inc.	42,540	1,691,390
Total		9,084,000

Marine 1.0%

Matson, Inc.	230,595	5,672,637

Professional Services 3.5%

Acacia Research Corp. (a)	86,290	2,603,369
Advisory Board Co. (The) (a)	59,000	3,098,680
Corporate Executive Board Co. (The)	42,100	2,448,536
Huron Consulting Group, Inc. (a)	50,660	2,042,611
On Assignment, Inc. (a)	279,380	7,071,108
Wageworks, Inc. (a)	94,790	2,372,594
Total		19,636,898

Road & Rail 3.7%

Genesee & Wyoming, Inc., Class A (a)	101,920	9,489,771
Knight Transportation, Inc.	122,660	1,974,826
Old Dominion Freight Line, Inc. (a)	250,292	9,561,155
Total		21,025,752

Issuer	Shares	Value

Common Stocks (continued)

INDUSTRIALS (CONTINUED)

Trading Companies & Distributors 2.3%

DXP Enterprises, Inc. (a)	50,700	$3,787,290
Kaman Corp.	130,290	4,621,386
MRC Global, Inc. (a)	25,500	839,715
Titan Machinery, Inc. (a)	140,123	3,888,413
Total		13,136,804
TOTAL INDUSTRIALS		91,447,810

INFORMATION TECHNOLOGY 23.1%

Communications Equipment 1.5%

Aruba Networks, Inc. (a)	147,792	3,656,374
Ixia (a)	226,249	4,896,028
Total		8,552,402

Computers & Peripherals 0.2%

Stratasys Ltd. (a)	14,300	1,061,346

Electronic Equipment, Instruments & Components 0.9%

Coherent, Inc.	43,300	2,456,842
OSI Systems, Inc. (a)	41,600	2,591,264
Total		5,048,106

Internet Software & Services 5.5%

Cornerstone OnDemand, Inc. (a)	84,560	2,883,496
CoStar Group, Inc. (a)	20,300	2,222,038
Envestnet, Inc. (a)	169,400	2,966,194
ExactTarget, Inc. (a)	87,550	2,037,289
MercadoLibre, Inc.	27,580	2,663,125
OpenTable, Inc. (a)	33,600	2,116,128
SciQuest, Inc. (a)	142,076	3,415,507
SPS Commerce, Inc. (a)	74,200	3,166,114
ValueClick, Inc. (a)	322,462	9,528,752
Total		30,998,643

IT Services 1.4%

InterXion Holding NV (a)	138,360	3,351,079
MAXIMUS, Inc.	12,400	991,628
WEX, Inc. (a)	40,610	3,187,885
Total		7,530,592

Semiconductors & Semiconductor Equipment 2.2%

Ceva, Inc. (a)	114,989	1,793,828
Cypress Semiconductor Corp.	165,540	1,825,906
Entegris, Inc. (a)	195,420	1,926,841
Micrel, Inc.	431,044	4,530,273
Silicon Laboratories, Inc. (a)	12,900	533,544
Teradyne, Inc. (a)	108,050	1,752,571
Total		12,362,963

Issuer	Shares	Value

Common Stocks (continued)

INFORMATION TECHNOLOGY (CONTINUED)

Software 11.4%

Advent Software, Inc. (a)	143,634	$4,017,443
Allot Communications Ltd. (a)	127,700	1,524,738
Aspen Technology, Inc. (a)	71,300	2,302,277
BroadSoft, Inc. (a)	97,080	2,569,708
CommVault Systems, Inc. (a)	18,780	1,539,584
Ellie Mae, Inc. (a)	71,800	1,726,790
FleetMatics Group PLC (a)	91,900	2,228,575
Fortinet, Inc. (a)	109,360	2,589,645
Guidewire Software, Inc. (a)	50,600	1,945,064
Imperva, Inc. (a)	113,571	4,372,483
Infoblox, Inc. (a)	86,800	1,883,560
Informatica Corp. (a)	73,820	2,544,575
Jive Software, Inc. (a)	145,670	2,214,184
Proofpoint, Inc. (a)	88,960	1,499,866
PROS Holdings, Inc. (a)	79,671	2,164,661
QLIK Technologies, Inc. (a)	102,000	2,634,660
Silver Spring Networks, Inc. (a)	18,019	312,269
SolarWinds, Inc. (a)	63,024	3,724,718
Sourcefire, Inc. (a)	133,420	7,902,467
SS&C Technologies Holdings, Inc. (a)	80,010	2,398,700
Synchronoss Technologies, Inc. (a)	164,457	5,103,101
TIBCO Software, Inc. (a)	121,390	2,454,506
Tyler Technologies, Inc. (a)	33,158	2,031,259
Ultimate Software Group, Inc. (a)	24,900	2,593,584
Total		64,278,417
TOTAL INFORMATION TECHNOLOGY		129,832,469

Issuer	Shares	Value

Common Stocks (continued)

MATERIALS 6.5%

Chemicals 5.5%

Albemarle Corp.	124,637	$7,792,305
Chemtura Corp. (a)	86,780	1,875,316
Intrepid Potash, Inc.	93,790	1,759,500
Kraton Performance Polymers, Inc. (a)	214,160	5,011,344
NewMarket Corp.	36,815	9,585,154
Tredegar Corp.	160,889	4,736,572
Total		30,760,191

Construction Materials 0.6%

Martin Marietta Materials, Inc.	32,336	3,298,919

Paper & Forest Products 0.4%

Boise Cascade Co. (a)	68,200	2,314,708
TOTAL MATERIALS		36,373,818

Total Common Stocks (Cost: $411,404,273)		$557,542,678

	Shares	Value

Money Market Funds 2.0%

Columbia Short-Term Cash Fund, 0.132% (b)(c)	11,044,156	$11,044,156

Total Money Market Funds (Cost: $11,044,156)		$11,044,156

Total Investments
(Cost: $422,448,429)		$568,586,834(d)
Other Assets & Liabilities, Net		(5,566,504)
Net Assets		$563,020,330

Notes to Portfolio of Investments

(a)	Non-income producing.
(b)	The rate shown is the seven-day current annualized yield at March 31, 2013.
(c)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2013, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	15,034,815	60,464,412	(64,455,071)	11,044,156	4,854	11,044,156

(d)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

ADR	American Depositary Receipt

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third- party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2013:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	79,839,545	—	—	79,839,545
Consumer Staples	22,691,516	—	—	22,691,516
Energy	33,944,487	—	—	33,944,487
Financials	79,437,984	—	—	79,437,984
Health Care	83,975,049	—	—	83,975,049
Industrials	91,447,810	—	—	91,447,810
Information Technology	129,832,469	—	—	129,832,469
Materials	36,373,818	—	—	36,373,818
Total Equity Securities	557,542,678	—	—	557,542,678
Other
Money Market Funds	11,044,156	—	—	11,044,156
Total Other	11,044,156	—	—	11,044,156
Total	568,586,834	—	—	568,586,834

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Portfolio of Investments

Variable Portfolio – Partners Small Cap Value Fund

March 31, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 94.6%

CONSUMER DISCRETIONARY 14.7%

Auto Components 2.1%

American Axle & Manufacturing Holdings, Inc. (a)	1,017,130	$13,883,825
Cooper Tire & Rubber Co.	70,910	1,819,551
Dana Holding Corp.	668,058	11,911,474
Gentex Corp.	262,000	5,242,620
Motorcar Parts Of America, Inc. (a)	282,580	1,732,215
Total		34,589,685

Automobiles —%

Winnebago Industries, Inc. (a)	25,330	522,811

Distributors 0.1%

Core-Mark Holding Co., Inc.	35,350	1,813,809

Diversified Consumer Services 1.0%

DeVry, Inc.	53,800	1,708,150
Education Management Corp. (a)	49,620	182,105
Mac-Gray Corp.	425,340	5,444,352
Regis Corp.	370,350	6,736,666
Sotheby’s	23,700	886,617
Stewart Enterprises, Inc., Class A	157,840	1,466,334
Total		16,424,224

Hotels, Restaurants & Leisure 2.2%

Bob Evans Farms, Inc.	323,604	13,792,002
Buffalo Wild Wings, Inc. (a)	16,420	1,437,243
CEC Entertainment, Inc.	131,300	4,300,075
Cheesecake Factory, Inc. (The)	25,220	973,744
Choice Hotels International, Inc.	44,930	1,900,988
International Speedway Corp., Class A	143,960	4,704,613
Monarch Casino & Resort, Inc. (a)	180,020	1,751,595
Red Robin Gourmet Burgers, Inc. (a)	27,260	1,243,056
Texas Roadhouse, Inc.	377,970	7,631,214
Total		37,734,530

Household Durables 1.3%

Beazer Homes USA, Inc. (a)	75,840	1,201,306
Ethan Allen Interiors, Inc.	27,500	905,300
Meritage Homes Corp. (a)	39,220	1,837,849
Ryland Group, Inc. (The)	43,180	1,797,151
Standard Pacific Corp. (a)	201,650	1,742,256
Whirlpool Corp.	117,700	13,942,742
Total		21,426,604

Internet & Catalog Retail 0.1%

Shutterfly, Inc. (a)	36,550	1,614,414

Issuer	Shares	Value

Common Stocks (continued)

CONSUMER DISCRETIONARY (CONTINUED)

Leisure Equipment & Products 0.9%

Arctic Cat, Inc. (a)	31,130	$1,360,381
Brunswick Corp.	356,500	12,199,430
Leapfrog Enterprises, Inc. (a)	111,990	958,634
Total		14,518,445

Media 1.5%

AMC Networks, Inc., Class A (a)	154,700	9,773,946
DreamWorks Animation SKG, Inc., Class A (a)	192,200	3,644,112
Entravision Communications Corp., Class A	150,310	479,489
John Wiley & Sons, Inc., Class A	83,500	3,253,160
Madison Square Garden Co. (The), Class A (a)	85,300	4,913,280
Starz - Liberty Capital (a)	76,590	1,696,469
Valassis Communications, Inc.	69,790	2,084,627
Total		25,845,083

Multiline Retail 0.9%

Big Lots, Inc. (a)	318,430	11,231,026
Bon-Ton Department Stores, Inc. (The)	45,670	593,710
Fred’s, Inc., Class A	185,290	2,534,767
Total		14,359,503

Specialty Retail 4.2%

Abercrombie & Fitch Co., Class A	43,510	2,010,162
Ascena Retail Group, Inc. (a)	400,388	7,427,197
Brown Shoe Co., Inc.	252,280	4,036,480
Cabela’s, Inc. (a)	146,400	8,898,192
Cato Corp. (The), Class A	65,700	1,585,998
Finish Line, Inc., Class A (The)	245,200	4,803,468
Genesco, Inc. (a)	20,120	1,209,011
Group 1 Automotive, Inc.	30,740	1,846,552
Jos. A. Bank Clothiers, Inc. (a)	87,540	3,492,846
MarineMax, Inc. (a)	78,390	1,065,320
Men’s Wearhouse, Inc. (The)	289,150	9,663,393
PEP Boys-Manny, Moe & Jack (The) (a)	296,510	3,495,853
RadioShack Corp.	1,366,466	4,591,326
Rent-A-Center, Inc.	247,381	9,138,254
Stage Stores, Inc.	180,560	4,672,893
Tile Shop Holdings, Inc. (a)	50,310	1,057,013
Vitamin Shoppe, Inc. (a)	17,860	872,461
Zumiez, Inc. (a)	58,520	1,340,108
Total		71,206,527

Textiles, Apparel & Luxury Goods 0.4%

Iconix Brand Group, Inc. (a)	50,760	1,313,161
Jones Group, Inc. (The)	124,620	1,585,167

Issuer	Shares	Value

Common Stocks (continued)

CONSUMER DISCRETIONARY (CONTINUED)

Textiles, Apparel & Luxury Goods (continued)

Quiksilver, Inc. (a)	98,710	$599,170
True Religion Apparel, Inc.	132,530	3,460,358
Total		6,957,856
TOTAL CONSUMER DISCRETIONARY		247,013,491

CONSUMER STAPLES 2.8%

Food & Staples Retailing 2.0%

Casey’s General Stores, Inc.	90,900	5,299,470
Harris Teeter Supermarkets, Inc.	352,323	15,047,715
Ingles Markets, Inc., Class A	234,840	5,044,363
Rite Aid Corp. (a)	676,888	1,286,087
Susser Holdings Corp. (a)	20,100	1,027,311
Village Super Market, Inc., Class A	162,250	5,466,203
Total		33,171,149

Food Products 0.6%

B&G Foods, Inc.	58,960	1,797,691
Industrias Bachoco SAB de CV, ADR	135,738	4,358,547
J&J Snack Foods Corp.	22,933	1,763,318
Omega Protein Corp. (a)	178,117	1,914,758
Pilgrim’s Pride Corp. (a)	101,530	933,061
Total		10,767,375

Personal Products 0.1%

Elizabeth Arden, Inc. (a)	29,960	1,205,890
Prestige Brands Holdings, Inc. (a)	45,110	1,158,876
Total		2,364,766

Tobacco 0.1%

Alliance One International, Inc. (a)	445,635	1,733,520
TOTAL CONSUMER STAPLES		48,036,810

ENERGY 5.7%

Energy Equipment & Services 2.4%

Bristow Group, Inc.	132,350	8,727,159
Exterran Holdings, Inc. (a)	34,800	939,600
Geospace Technologies Corp. (a)	11,890	1,283,169
Gulfmark Offshore, Inc., Class A	85,845	3,344,521
Hercules Offshore, Inc. (a)	245,100	1,818,642
Hornbeck Offshore Services, Inc. (a)	30,910	1,436,079
Matrix Service Co. (a)	85,160	1,268,884
Newpark Resources, Inc. (a)	239,800	2,225,344
Ocean Rig UDW, Inc. (a)	173,900	2,801,529
Parker Drilling Co. (a)	682,652	2,921,750
Tetra Technologies, Inc. (a)	368,170	3,777,424

Issuer	Shares	Value

Common Stocks (continued)

ENERGY (CONTINUED)

Energy Equipment & Services (continued)

Tidewater, Inc.	134,569	$6,795,734
Willbros Group, Inc. (a)	216,930	2,130,253
Total		39,470,088

Oil, Gas & Consumable Fuels 3.3%

Advantage Oil & Gas Ltd. (a)	1,153,025	4,231,602
Alon USA Energy, Inc.	68,660	1,307,973
Berry Petroleum Co., Class A	322,060	14,908,157
Bill Barrett Corp. (a)	64,150	1,300,320
Cloud Peak Energy, Inc. (a)	249,450	4,684,671
Evolution Petroleum Corp. (a)	566,753	5,752,543
EXCO Resources, Inc.	40,640	289,763
Miller Energy Resources Inc (a)	620,700	2,302,797
Overseas Shipholding Group, Inc. (a)	298,635	979,523
PDC Energy, Inc. (a)	14,910	739,089
Quicksilver Resources, Inc. (a)	375,850	845,663
Resolute Energy Corp. (a)	261,860	3,014,009
Rex Energy Corp. (a)	114,980	1,894,870
SemGroup Corp., Class A (a)	20,440	1,057,157
Stone Energy Corp. (a)	68,840	1,497,270
VAALCO Energy, Inc. (a)	256,220	1,944,710
Western Refining, Inc.	11,700	414,297
WPX Energy, Inc. (a)	540,760	8,662,975
Total		55,827,389
TOTAL ENERGY		95,297,477

FINANCIALS 23.8%

Capital Markets 1.4%

Capital Southwest Corp.	31,424	3,613,760
Duff & Phelps Corp., Class A	405,600	6,290,856
Evercore Partners, Inc., Class A	34,510	1,435,616
Janus Capital Group, Inc.	800,300	7,522,820
MCG Capital Corp.	199,380	953,036
Prospect Capital Corp.	107,700	1,175,007
SWS Group, Inc. (a)	298,020	1,803,021
Total		22,794,116

Commercial Banks 6.6%

Banco Latinoamericano de Comercio Exterior SA, Class E	65,780	1,627,397
Bank of the Ozarks, Inc.	111,100	4,927,285
Banner Corp.	33,480	1,065,668
BBCN Bancorp, Inc.	548,170	7,159,100
CapitalSource, Inc.	65,700	632,034
Cathay General Bancorp	102,450	2,061,294
City National Corp.	167,200	9,849,752
Community Bank System, Inc.	176,470	5,228,806

Issuer	Shares	Value

Common Stocks (continued)

FINANCIALS (CONTINUED)

Commercial Banks (continued)

First BanCorp (a)	269,470	$1,678,798
First Citizens BancShares Inc., Class A	23,285	4,254,169
First Commonwealth Financial Corp.	189,070	1,410,462
First Merchants Corp.	98,240	1,519,773
First Midwest Bancorp, Inc.	114,520	1,520,826
FirstMerit Corp.	392,960	6,495,629
Fulton Financial Corp.	474,800	5,555,160
Glacier Bancorp, Inc.	104,660	1,986,447
Hancock Holding Co.	45,500	1,406,860
HomeTrust Bancshares, Inc. (a)	85,040	1,343,632
Iberiabank Corp.	74,500	3,726,490
National Penn Bancshares, Inc.	146,460	1,565,657
Old National Bancorp	67,310	925,512
Oriental Financial Group, Inc.	119,960	1,860,580
PacWest Bancorp	72,060	2,097,667
PrivateBancorp, Inc.	105,960	2,003,704
Prosperity Bancshares, Inc.	274,100	12,989,599
Susquehanna Bancshares, Inc.	159,460	1,982,088
Synovus Financial Corp.	220,570	610,979
TCF Financial Corp.	123,790	1,851,898
Tompkins Financial Corp.	37,250	1,574,930
Trustmark Corp.	151,500	3,789,015
Webster Financial Corp.	154,000	3,736,040
Westamerica Bancorporation	118,200	5,358,006
Western Alliance Bancorp (a)	111,920	1,548,973
Wintrust Financial Corp.	137,046	5,076,184
Total		110,420,414

Consumer Finance 0.5%

Cash America International, Inc.	134,326	7,048,085
Nelnet, Inc., Class A	54,400	1,838,720
Total		8,886,805

Diversified Financial Services 0.3%

Interactive Brokers Group, Inc., Class A	49,830	742,965
PHH Corp. (a)	51,360	1,127,866
Pico Holdings, Inc. (a)	161,820	3,592,404
Total		5,463,235

Insurance 8.0%

Alterra Capital Holdings Ltd.	41,000	1,291,500
American Equity Investment Life Holding Co.	426,200	6,346,118
American National Insurance Co.	68,826	5,978,915
Aspen Insurance Holdings Ltd.	154,000	5,941,320
Endurance Specialty Holdings Ltd.	171,700	8,208,977
Enstar Group Ltd. (a)	9,950	1,236,686

Issuer	Shares	Value

Common Stocks (continued)

FINANCIALS (CONTINUED)

Insurance (continued)

First American Financial Corp.	50,610	$1,294,098
Hanover Insurance Group, Inc. (The)	29,690	1,474,999
Hilltop Holdings, Inc. (a)	231,786	3,126,793
Horace Mann Educators Corp.	262,292	5,468,788
Montpelier Re Holdings Ltd.	838,560	21,844,488
National Financial Partners Corp. (a)	60,020	1,346,249
Navigators Group, Inc. (The) (a)	68,276	4,011,215
Platinum Underwriters Holdings Ltd.	387,509	21,626,877
Primerica, Inc.	84,549	2,771,516
ProAssurance Corp.	141,600	6,701,928
Protective Life Corp.	143,900	5,151,620
Selective Insurance Group, Inc.	73,950	1,775,540
StanCorp Financial Group, Inc.	140,720	6,017,187
Tower Group International Ltd.	270,845	4,997,090
Validus Holdings Ltd.	157,467	5,884,542
White Mountains Insurance Group Ltd.	20,627	11,697,984
Total		134,194,430

Real Estate Investment Trusts (REITs) 5.8%

American Assets Trust, Inc.	62,710	2,007,347
Brandywine Realty Trust	376,220	5,586,867
Chatham Lodging Trust	75,390	1,327,618
Colonial Properties Trust	63,040	1,425,334
CubeSmart	322,450	5,094,710
DuPont Fabros Technology, Inc.	246,110	5,973,090
Education Realty Trust, Inc.	142,500	1,500,525
EPR Properties	31,900	1,660,395
Equity One, Inc.	52,100	1,248,837
FelCor Lodging Trust, Inc. (a)	329,390	1,959,870
Geo Group, Inc. (The)	299,068	11,250,938
Government Properties Income Trust	135,800	3,494,134
Granite Real Estate Investment Trust	710,800	27,145,452
Hatteras Financial Corp.	123,700	3,393,091
Healthcare Realty Trust, Inc.	48,970	1,390,258
Highwoods Properties, Inc.	43,120	1,706,258
Invesco Mortgage Capital, Inc.	41,730	892,605
iStar Financial, Inc. (a)	116,520	1,268,903
LaSalle Hotel Properties	55,570	1,410,367
Lexington Realty Trust	101,520	1,197,936
LTC Properties, Inc.	101,000	4,113,730
PennyMac Mortgage Investment Trust	60,480	1,565,827
Potlatch Corp.	24,510	1,124,029
Redwood Trust, Inc.	54,810	1,270,496
RLJ Lodging Trust	64,050	1,457,778
Select Income REIT	21,280	562,856
Silver Bay Realty Trust Corp.	4,868	100,771

Issuer	Shares	Value

Common Stocks (continued)

FINANCIALS (CONTINUED)

Real Estate Investment Trusts (REITs) (continued)

Starwood Property Trust, Inc.	65,740	$1,824,942
Strategic Hotels & Resorts, Inc. (a)	167,580	1,399,293
Sunstone Hotel Investors, Inc. (a)	65,750	809,383
Two Harbors Investment Corp.	99,350	1,252,803
Universal Health Realty Income Trust	27,270	1,573,752
Total		97,990,195

Real Estate Management & Development 0.3%

Alexander & Baldwin, Inc. (a)	40,620	1,452,165
FirstService Corp. (a)	64,003	2,127,460
Forestar Group, Inc. (a)	81,650	1,784,869
Total		5,364,494

Thrifts & Mortgage Finance 0.9%

Dime Community Bancshares, Inc.	253,150	3,635,234
First Financial Holdings, Inc.	69,660	1,460,074
Flagstar Bancorp, Inc. (a)	85,960	1,197,423
Home Loan Servicing Solutions Ltd.	64,410	1,502,685
HomeStreet, Inc. (a)	48,880	1,091,979
MGIC Investment Corp. (a)	142,550	705,622
Ocwen Financial Corp. (a)	56,180	2,130,346
Washington Federal, Inc.	171,700	3,004,750
Total		14,728,113
TOTAL FINANCIALS		399,841,802

HEALTH CARE 6.1%

Biotechnology 0.1%

ACADIA Pharmaceuticals, Inc. (a)	103,130	818,852
Dyax Corp. (a)	148,310	646,632
Total		1,465,484

Health Care Equipment & Supplies 2.3%

Analogic Corp.	19,847	1,568,310
Cyberonics, Inc. (a)	19,180	897,816
Cynosure Inc., Class A (a)	55,600	1,455,052
Hill-Rom Holdings, Inc.	91,030	3,206,076
ICU Medical, Inc. (a)	108,920	6,420,834
Integra LifeSciences Holdings Corp. (a)	45,180	1,762,472
Meridian Bioscience, Inc.	136,850	3,122,917
STERIS Corp.	203,080	8,450,159
West Pharmaceutical Services, Inc.	174,200	11,312,548
Total		38,196,184

Health Care Providers & Services 2.1%

Accretive Health, Inc. (a)	123,460	1,254,354
Ensign Group, Inc. (The)	165,450	5,526,030

Issuer	Shares	Value

Common Stocks (continued)

HEALTH CARE (CONTINUED)

Health Care Providers & Services (continued)

HealthSouth Corp. (a)	581,450	$15,332,836
Owens & Minor, Inc.	380,442	12,387,191
PharMerica Corp. (a)	101,460	1,420,440
Total		35,920,851

Health Care Technology 0.3%

MedAssets, Inc. (a)	78,230	1,505,928
Quality Systems, Inc.	215,630	3,941,716
Total		5,447,644

Life Sciences Tools & Services 0.8%

Covance, Inc. (a)	128,200	9,527,824
Nordion, Inc.	498,910	3,297,795
Total		12,825,619

Pharmaceuticals 0.5%

Questcor Pharmaceuticals, Inc.	219,050	7,127,887
Viropharma, Inc. (a)	58,100	1,461,796
Total		8,589,683
TOTAL HEALTH CARE		102,445,465

INDUSTRIALS 17.1%

Aerospace & Defense 1.0%

Alliant Techsystems, Inc.	8,940	647,524
Cubic Corp.	150,453	6,427,352
Curtiss-Wright Corp.	73,200	2,540,040
Huntington Ingalls Industries, Inc.	103,500	5,519,655
Moog, Inc., Class A (a)	37,630	1,724,583
Total		16,859,154

Air Freight & Logistics 0.6%

Forward Air Corp.	283,900	10,586,631

Airlines 2.0%

Air France-KLM, ADR (a)	387,650	3,688,490
JetBlue Airways Corp. (a)	3,054,732	21,077,651
Skywest, Inc.	102,160	1,639,668
Southwest Airlines Co.	463,299	6,245,270
Total		32,651,079

Building Products 2.0%

AAON, Inc.	64,920	1,791,143
AO Smith Corp.	13,540	996,138
Apogee Enterprises, Inc.	49,740	1,439,973
Gibraltar Industries, Inc. (a)	412,363	7,525,625
Lennox International, Inc.	10,880	690,771
Simpson Manufacturing Co., Inc.	261,700	8,010,637

Issuer	Shares	Value

Common Stocks (continued)

INDUSTRIALS (CONTINUED)

Building Products (continued)

Trex Co., Inc. (a)	215,000	$10,573,700
Universal Forest Products, Inc.	30,060	1,196,688
USG Corp. (a)	33,260	879,394
Total		33,104,069

Commercial Services & Supplies 3.7%

Brink’s Co. (The)	285,297	8,062,493
EnerNOC, Inc. (a)	107,060	1,859,632
Herman Miller, Inc.	320,700	8,873,769
Interface, Inc.	91,060	1,750,173
Korn/Ferry International (a)	580,280	10,363,801
Mobile Mini, Inc. (a)	603,800	17,769,834
Standard Parking Corp. (a)	200,620	4,152,834
Unifirst Corp.	88,216	7,983,548
United Stationers, Inc.	41,270	1,595,086
Total		62,411,170

Construction & Engineering 1.1%

Aegion Corp. (a)	400,900	9,280,835
Comfort Systems U.S.A., Inc.	444,418	6,261,850
EMCOR Group, Inc.	23,770	1,007,610
Layne Christensen Co. (a)	87,460	1,869,895
Total		18,420,190

Electrical Equipment 1.0%

Belden, Inc.	102,300	5,283,795
Polypore International, Inc. (a)	32,260	1,296,207
Regal-Beloit Corp.	130,000	10,602,800
Total		17,182,802

Machinery 3.6%

Accuride Corp. (a)	195,941	1,056,122
Actuant Corp., Class A	230,120	7,046,274
Briggs & Stratton Corp.	64,750	1,605,800
ESCO Technologies, Inc.	45,460	1,857,496
Federal Signal Corp. (a)	127,320	1,036,385
Hyster-Yale Materials Handling, Inc.	11,650	665,098
John Bean Technologies Corp.	18,794	389,975
Oshkosh Corp. (a)	445,600	18,933,544
Standex International Corp.	16,980	937,636
Tecumseh Products Co., Class B (a)	29,977	250,308
Tennant Co.	26,710	1,297,038
Terex Corp. (a)	546,400	18,807,088
Toro Co. (The)	86,380	3,976,935
Watts Water Technologies, Inc., Class A	43,520	2,088,525
Total		59,948,224

Issuer	Shares	Value

Common Stocks (continued)

INDUSTRIALS (CONTINUED)

Professional Services 0.4%

Insperity, Inc.	173,470	$4,921,344
Kelly Services, Inc., Class A	82,600	1,542,968
Total		6,464,312

Road & Rail 0.5%

Avis Budget Group, Inc. (a)	57,410	1,597,720
Con-way, Inc.	41,920	1,476,003
Heartland Express, Inc.	291,310	3,886,076
Saia, Inc. (a)	54,260	1,962,584
Total		8,922,383

Trading Companies & Distributors 1.2%

AerCap Holdings NV (a)	613,800	9,483,210
Aircastle Ltd.	634,440	8,679,139
Beacon Roofing Supply, Inc. (a)	40,980	1,584,287
Lawson Products, Inc.	29,040	510,523
Total		20,257,159
TOTAL INDUSTRIALS		286,807,173

INFORMATION TECHNOLOGY 14.0%

Communications Equipment 0.8%

Arris Group, Inc. (a)	55,060	945,380
Aviat Networks, Inc. (a)	183,060	616,912
Infinera Corp. (a)	109,400	765,800
Ituran Location and Control Ltd.	94,504	1,478,988
Plantronics, Inc.	229,870	10,157,955
Total		13,965,035

Computers & Peripherals 0.2%

Lexmark International, Inc., Class A	62,320	1,645,248
Stratasys Ltd. (a)	19,080	1,416,118
Total		3,061,366

Electronic Equipment, Instruments & Components 6.3%

Audience, Inc. (a)	53,940	822,585
Celestica, Inc. (a)	1,309,261	10,591,922
Checkpoint Systems, Inc. (a)	46,340	605,200
Cognex Corp.	229,200	9,660,780
CTS Corp.	242,400	2,530,656
Daktronics, Inc.	177,660	1,865,430
Electro Rent Corp.	195,660	3,627,536
FARO Technologies, Inc. (a)	116,600	5,059,274
GSI Group, Inc. (a)	102,910	877,822
Ingram Micro, Inc., Class A (a)	617,500	12,152,400
Insight Enterprises, Inc. (a)	45,340	934,911
Littelfuse, Inc.	170,530	11,570,461

Issuer	Shares	Value

Common Stocks (continued)

INFORMATION TECHNOLOGY (CONTINUED)

Electronic Equipment, Instruments & Components (continued)

Mercury Systems, Inc. (a)	430,300	$3,171,311
OSI Systems, Inc. (a)	25,040	1,559,742
Park Electrochemical Corp.	227,300	5,759,782
Plexus Corp. (a)	299,800	7,288,138
Rofin-Sinar Technologies, Inc. (a)	76,690	2,077,532
Sanmina Corp. (a)	854,583	9,708,063
Vishay Intertechnology, Inc. (a)	1,131,700	15,402,437
Total		105,265,982

Internet Software & Services 0.1%

Trulia, Inc. (a)	46,580	1,461,680

IT Services 2.7%

Computer Services, Inc.	36,642	1,104,756
Convergys Corp.	435,920	7,423,718
CSG Systems International, Inc. (a)	206,243	4,370,289
DST Systems, Inc.	151,860	10,823,062
Euronet Worldwide, Inc. (a)	75,400	1,986,036
MAXIMUS, Inc.	121,200	9,692,364
ModusLink Global Solutions, Inc. (a)	180,330	595,089
NeuStar, Inc., Class A (a)	197,450	9,187,349
Total		45,182,663

Semiconductors & Semiconductor Equipment 2.3%

Advanced Energy Industries, Inc. (a)	83,360	1,525,488
Amkor Technology, Inc. (a)	372,370	1,489,480
Axcelis Technologies, Inc. (a)	953,620	1,192,025
Brooks Automation, Inc.	945,150	9,621,627
Cypress Semiconductor Corp.	208,844	2,303,549
Entegris, Inc. (a)	191,740	1,890,557
Intersil Corp., Class A	478,637	4,168,928
Magnachip Semiconductor Corp. (a)	101,210	1,751,945
MEMC Electronic Materials, Inc. (a)	252,230	1,109,812
Micron Technology, Inc. (a)	1,000,000	9,980,000
Photronics, Inc. (a)	440,399	2,941,865
SunPower Corp. (a)	110,140	1,271,016
Total		39,246,292

Software 1.6%

ACI Worldwide, Inc. (a)	34,554	1,688,308
Aspen Technology, Inc. (a)	28,520	920,911
Blackbaud, Inc.	148,491	4,399,788
Guidewire Software, Inc. (a)	36,110	1,388,068
Manhattan Associates, Inc. (a)	9,190	682,725
Mentor Graphics Corp.	798,950	14,421,048
Netscout Systems, Inc. (a)	52,770	1,296,559

Issuer	Shares	Value

Common Stocks (continued)

INFORMATION TECHNOLOGY (CONTINUED)

Software (continued)

NICE Systems Ltd., ADR (a)	42,700	$1,572,641
Total		26,370,048
TOTAL INFORMATION TECHNOLOGY		234,553,066

MATERIALS 6.9%

Chemicals 2.3%

Cabot Corp.	22,826	780,649
H.B. Fuller Co.	35,230	1,376,788
Innophos Holdings, Inc.	113,710	6,204,018
Intrepid Potash, Inc.	134,100	2,515,716
Kraton Performance Polymers, Inc. (a)	136,560	3,195,504
Landec Corp. (a)	45,640	660,411
Minerals Technologies, Inc.	52,210	2,167,237
PolyOne Corp.	654,700	15,981,227
Sensient Technologies Corp.	135,300	5,288,877
Total		38,170,427

Containers & Packaging 0.4%

Greif, Inc., Class A	25,250	1,353,905
Myers Industries, Inc.	353,300	4,932,068
Total		6,285,973

Metals & Mining 1.7%

AuRico Gold, Inc.	1,523,231	9,581,123
Coeur d’Alene Mines Corp. (a)	220,988	4,167,834
Commercial Metals Co.	82,570	1,308,735
Compass Minerals International, Inc.	79,815	6,297,403
Materion Corp.	42,270	1,204,695
Pan American Silver Corp.	224,190	3,672,232
RTI International Metals, Inc. (a)	42,290	1,340,170
Worthington Industries, Inc.	61,090	1,892,568
Total		29,464,760

Paper & Forest Products 2.5%

Buckeye Technologies, Inc.	312,118	9,347,934
Clearwater Paper Corp. (a)	34,540	1,819,913
Deltic Timber Corp.	21,790	1,497,409
KapStone Paper and Packaging Corp.	23,920	664,976
Resolute Forest Products (a)	1,234,011	19,966,298
Schweitzer-Mauduit International, Inc.	214,600	8,311,458
Total		41,607,988
TOTAL MATERIALS		115,529,148

Issuer	Shares	Value

Common Stocks (continued)

TELECOMMUNICATION SERVICES 0.4%

Diversified Telecommunication Services 0.2%

Atlantic Tele-Network, Inc.	92,160	$4,470,681

Wireless Telecommunication Services 0.2%

Telephone & Data Systems, Inc.	133,110	2,804,628
TOTAL TELECOMMUNICATION SERVICES		7,275,309

UTILITIES 3.1%

Electric Utilities 2.5%

Cleco Corp.	24,420	1,148,473
El Paso Electric Co.	133,800	4,502,370
IDACORP, Inc.	250,960	12,113,839
MGE Energy, Inc.	30,960	1,716,422
PNM Resources, Inc.	369,433	8,604,095
Portland General Electric Co.	266,710	8,089,314
UNS Energy Corp.	130,540	6,388,628
Total		42,563,141

Gas Utilities 0.3%

New Jersey Resources Corp.	21,120	947,232
Piedmont Natural Gas Co., Inc.	32,290	1,061,695

Issuer	Shares	Value

Common Stocks (continued)

UTILITIES (CONTINUED)

Gas Utilities (continued)

Southwest Gas Corp.	25,910	$1,229,689
WGL Holdings, Inc.	39,190	1,728,279
Total		4,966,895

Multi-Utilities 0.2%

Avista Corp.	131,360	3,599,264

Water Utilities 0.1%

American States Water Co.	16,530	951,632
TOTAL UTILITIES		52,080,932
Total Common Stocks (Cost: $1,236,243,092)		$1,588,880,673

	Shares	Value

Money Market Funds 5.4%

Columbia Short-Term Cash Fund, 0.132% (b)(c)	91,426,952	$91,426,952
Total Money Market Funds (Cost: $91,426,952)		$91,426,952
Total Investments (Cost: $1,327,670,044)		$1,680,307,625(d)
Other Assets & Liabilities, Net		(505,949)
Net Assets		$1,679,801,676

Notes to Portfolio of Investments

(a)	Non-income producing.
(b)	The rate shown is the seven-day current annualized yield at March 31, 2013.
(c)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2013, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	150,616,568	117,385,934	(176,575,550)	91,426,952	38,967	91,426,952

(d)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

ADR	American Depositary Receipt

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third- party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2013:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	247,013,491	—	—	247,013,491
Consumer Staples	48,036,810	—	—	48,036,810
Energy	95,297,477	—	—	95,297,477
Financials	399,841,802	—	—	399,841,802
Health Care	102,445,465	—	—	102,445,465
Industrials	286,807,173	—	—	286,807,173
Information Technology	234,553,066	—	—	234,553,066
Materials	115,529,148	—	—	115,529,148
Telecommunication Services	7,275,309	—	—	7,275,309
Utilities	52,080,932	—	—	52,080,932
Total Equity Securities	1,588,880,673	—	—	1,588,880,673
Other
Money Market Funds	91,426,952	—	—	91,426,952
Total Other	91,426,952	—	—	91,426,952
Total	1,680,307,625	—	—	1,680,307,625

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Portfolio of Investments

Variable Portfolio – PIMCO Mortgage-Backed Securities Fund

March 31, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Agency(a) 107.6%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates CMO IO Series K005 Class AX (b)(c)(d)(e)
11/25/19	1.384%	$17,552,168	$1,384,287
Federal Home Loan Mortgage Corp. (b)
09/01/30-12/01/41	4.000%	9,353,371	9,956,558
03/01/28-11/01/41	4.500%	55,605,913	59,645,207
03/01/28-07/01/41	5.000%	19,370,364	20,929,719
05/01/23-02/01/41	5.500%	29,933,989	32,443,084
01/01/29-03/01/40	6.000%	7,295,523	7,987,121
Federal Home Loan Mortgage Corp. (b)(c)
CMO Series 2863 Class FM
10/15/31	0.703%	10,546,394	10,616,253
CMO Series 3671 Class QF
12/15/36	0.703%	5,596,086	5,633,356
CMO Series 3891 Class BF
07/15/41	0.753%	17,697,478	17,795,982
Federal Home Loan Mortgage Corp. (b)(c)(d)
CMO IO Series K014 Class X1
04/25/21	1.268%	20,258,313	1,681,987
Federal Home Loan Mortgage Corp. (b)(c)(d)(e)
CMO IO Series 2980 Class SL
11/15/34	6.497%	889,327	168,628
Federal Home Loan Mortgage Corp. (b)(f)
04/01/43	4.000%	60,000,000	63,768,750
04/01/43	4.500%	12,000,000	12,836,250
04/01/43	5.000%	18,000,000	19,358,438
04/01/43	5.500%	9,000,000	9,746,367
04/01/42	6.000%	1,000,000	1,091,680
Federal National Mortgage Association (b)
11/01/27	2.500%	1,953,597	2,030,141
01/01/43-03/01/43	3.000%	1,100,074	1,136,193
01/01/21-02/01/41	3.500%	22,798,439	24,219,150
07/01/18-04/01/42	4.000%	73,957,930	79,246,429
10/01/18-05/01/42	4.500%	63,758,408	69,552,979
09/01/18-12/01/41	5.000%	35,818,683	39,032,214
12/01/15-09/01/40	5.500%	26,216,761	28,876,794
03/01/23-12/01/39	6.000%	28,401,799	31,323,685
08/01/30-02/01/39	6.500%	18,373,374	20,692,874
Federal National Mortgage Association (b)(c)
CMO Series 2003-W8 Class 3F1
05/25/42	0.604%	5,286,058	5,245,007
CMO Series 2010-38 Class JF
04/25/40	1.104%	2,305,878	2,313,019
CMO Series 2010-54 Class DF

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Agency (a) (continued)
05/25/37	0.454%	$10,624,561	$10,566,690
CMO Series 2010-54 Class TF
04/25/37	0.754%	11,489,404	11,642,006
CMO Series 2011-59 Class FA
07/25/41	0.804%	9,884,287	9,942,506
Federal National Mortgage Association (b)(c)(d)(e)
CMO IO Series 2006-8 Class HL
03/25/36	6.496%	4,047,732	756,940
Federal National Mortgage Association (b)(f)
04/01/28-05/01/28	2.500%	51,000,000	52,851,564
05/01/28-04/01/43	3.000%	153,000,000	158,522,690
04/01/28-04/01/43	3.500%	86,798,000	91,721,505
04/01/28-05/01/43	4.000%	60,500,000	64,500,335
04/01/28-04/01/43	4.500%	28,500,000	30,675,470
04/01/28-04/01/43	5.000%	40,290,000	43,641,642
05/01/42-04/01/43	5.500%	39,000,000	42,532,031
04/01/42	6.000%	16,000,000	17,525,000
Government National Mortgage Association (b)
01/20/43-03/20/43	2.500%	58,998,898	58,727,869
01/15/41-08/20/42	3.500%	6,761,224	7,238,623
10/15/39-08/20/42	4.000%	36,373,626	39,420,920
07/20/33-05/20/42	4.500%	25,100,543	27,699,493
05/15/33-11/15/41	5.000%	68,637,141	75,467,884
02/15/38-02/15/41	5.500%	19,327,108	21,158,433
04/15/29-08/15/40	6.000%	8,654,211	9,747,293
Government National Mortgage Association (b)(c)
CMO Series 2011-H08 Class FA
02/20/61	0.802%	19,501,075	19,669,877
CMO Series 2012-H20 Class PT
07/20/62	1.057%	6,550,698	6,614,181
Government National Mortgage Association (b)(c)(d)
CMO IO Series 2011-64 Class IX
10/16/44	1.076%	53,451,562	3,342,326
Government National Mortgage Association (b)(f)
05/01/43	3.000%	17,000,000	17,722,500
05/01/42	3.500%	53,000,000	56,739,220
04/01/41-05/01/43	4.000%	33,400,000	36,276,048
05/01/42-04/01/43	4.500%	38,000,000	41,563,436
04/01/43	5.000%	29,000,000	31,537,500
04/01/43	5.500%	5,000,000	5,472,656
05/01/43	6.000%	1,000,000	1,124,531
05/01/39	6.500%	5,000,000	5,700,586

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Agency (a) (continued)
NCUA Guaranteed Notes CMO Series 2011-R4 Class 1A (b)(c)
03/06/20	0.583%	$5,473,987	$5,485,961
Total Residential Mortgage-Backed Securities - Agency (Cost: $1,576,456,671)			$1,584,299,868

Residential Mortgage-Backed Securities - Non-Agency 2.9%
Chevy Chase Funding LLC CMO Series 2004-1A Class A1 (AMBAC) (b)(c)(g)
01/25/35	0.484%	85,003	71,999
Credit Suisse First Boston Mortgage Securities Corp. CMO Series 2004-AR8 Class 7A1 (b)(c)
09/25/34	2.756%	1,636,158	1,668,441
Deutsche Mortgage Securities, Inc. CMO Series 2010-RS2 Class A1 (b)(c)(g)
06/28/47	1.454%	125,946	125,956
Mortgage Equity Conversion Asset Trust CMO Series 2007-FF2 Class A (b)(c)(g)
02/25/42	0.630%	2,400,723	2,012,106
NCUA Guaranteed Notes CMO Series 2010-R3 Class 2A (b)(c)
12/08/20	0.763%	16,296,321	16,442,734
RiverView HECM Trust (b)(c)(g)
CMO Series 2007-1 Class A
05/25/47	0.640%	7,088,797	6,282,447
CMO Series 2008-1 Class A1
09/26/41	0.954%	12,959,949	10,367,959
WaMu Mortgage Pass-Through Certificates (b)(c)
CMO Series 2003-AR10 Class A7
10/25/33	2.506%	3,691,857	3,786,781
CMO Series 2003-AR9 Class 1A6
09/25/33	2.427%	2,636,142	2,688,214
Total Residential Mortgage-Backed Securities - Non-Agency (Cost: $46,342,295)			$43,446,637

Commercial Mortgage-Backed Securities - Agency 0.4%
Federal National Mortgage Association Series 2001-M2 Class Z2 (b)(c)
06/25/31	6.300%	1,046,202	1,235,540
Government National Mortgage Association CMO IO Series 2011-78 Class IX (b)(c)(d)(e)
08/16/46	1.244%	61,440,772	4,404,566
Total Commercial Mortgage-Backed Securities - Agency (Cost: $5,461,878)			$5,640,106

Issuer	Coupon Rate	Principal Amount	Value

Commercial Mortgage-Backed Securities - Non-Agency 1.5%
DBUBS Mortgage Trust Series 2011-LC2A Class A1FL (b)(c)(g)
07/12/44	1.552%	$5,106,920	$5,262,288
Greenwich Capital Commercial Funding Corp. Series 2006-FL4A Class A2 (b)(c)(g)
11/05/21	0.344%	315,724	310,726
JPMorgan Chase Commercial Mortgage Securities Corp. (b)(c)(d)(g)
CMO IO Series 2010-C1 Class XA
06/15/43	2.165%	72,662,302	3,781,637
CMO IO Series 2011-C3 Class XA
02/15/46	1.319%	63,587,867	3,400,628
JPMorgan Chase Commercial Mortgage Securities Corp. (b)(g)
Series 2011-C3 Class A3
02/15/46	4.388%	5,100,000	5,733,418
WF-RBS Commercial Mortgage Trust CMO IO Series 2011-C4 Class XZ (b)(c)(d)(g)
06/15/44	0.843%	56,561,012	2,063,855
Wells Fargo Commercial Mortgage Trust CMO IO Series 2012-LC5 Class XA (b)(c)(d)(g)
10/15/45	2.157%	9,143,071	1,239,957
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost: $20,540,885)			$21,792,509

Asset-Backed Securities - Non-Agency 1.6%
SLM Student Loan Trust (c)
Series 2008-9 Class A
04/25/23	1.801%	17,414,197	18,116,337
SLM Student Loan Trust (c)(e)(g)
Series 2009-D Class A
08/17/43	3.500%	5,647,923	5,418,860
Total Asset-Backed Securities - Non-Agency (Cost: $23,819,119)			$23,535,197

U.S. Treasury Obligations 0.1%
U.S. Treasury
02/28/14	0.250%	800,000	800,656
Total U.S. Treasury Obligations (Cost: $800,500)			$800,656

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Treasury Bills 1.9%
U.S. Treasury Bills
04/18/13	0.070%	3,200,000	$3,199,874
04/25/13	0.070%	23,700,000	23,698,754

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Treasury Bills (continued)
01/09/14	0.110%	$1,101,000	$1,100,006
Total Treasury Bills (Cost: $27,998,429)			$27,998,634

Issuer	Coupon Rate	Principal Amount	Value

Repurchase Agreements 18.0%
Banking 5.3%
BNP Paribas Securities Corp. dated 03/21/13, matures 04/02/13, repurchase price $67,202,464 (collateralized by: FNMA Pass Thru total market value $69,529,328)
	0.120%	$67,200,000	$67,200,000
Citigroup Global Markets, Inc.
dated 03/28/13, matures 04/01/13,
repurchase price $5,500,134 (collateralized by: U.S. Treasury Note total market value $5,615,000)
	0.220%	5,500,000	5,500,000
repurchase price $5,500,147 (collateralized by: Federal Home Loan Note total market value $5,584,151)
	0.240%	5,500,000	5,500,000
Total			78,200,000

Brokerage 11.3%
RBC Capital Markets LLC
dated 03/11/13, matures 04/02/13,
repurchase price $14,801,381 (collateralized by: FNMA Pass Thru total market value $15,504,912)
	0.160%	14,800,000	14,800,000
dated 03/28/13, matures 04/01/13,

Issuer	Coupon Rate	Principal Amount	Value

Repurchase Agreements (continued)
Brokerage (continued)
repurchase price $100,002,556 (collateralized by: U.S. Treasury Note total market value $101,561,679)
	0.230%	100,000,000	$100,000,000
RBC Capital Markets LLC (e)
dated 03/25/13, matures 04/09/13,
repurchase price $38,002,217 (collateralized by: U.S. Agency total market value $39,169,114)
	0.150%	38,000,000	38,000,000
TD Securities (USA) LLC dated 03/28/13, matures 04/01/13, repurchase price $13,600,332 (collateralized by: U.S. Treasury Bond total market value $13,790,740)
	0.220%	13,600,000	13,600,000
Total			166,400,000

Other Financial Institutions 1.4%
Barclays Capital, Inc.
dated 03/27/13, matures 04/01/13,
repurchase price $10,000,200 (collateralized by: U.S. Treasury Bond total market value $10,222,597)
	0.180%	10,000,000	10,000,000
dated 03/28/13, matures 04/02/13,
repurchase price $10,000,056 (collateralized by: U.S. Treasury Bond total market value $10,193,695)
	0.200%	10,000,000	10,000,000
Total			20,000,000
Total Repurchase Agreements (Cost: $264,600,000)			$264,600,000

Total Investments
(Cost: $1,966,019,777) (h)			$1,972,113,607(i)
Other Assets & Liabilities, Net			(500,748,949)
Net Assets			$1,471,364,658

Notes to Portfolio of Investments

(a)	Represents comparable securities held to satisfy future delivery requirements of the following open forward sale commitments at March 31, 2013:

Security	Principal	Settlement	Proceeds
Description	Amount ($)	Date	Receivable ($)	Value ($)
Federal National Mortgage Association
05/01/42 5.000%	14,000,000	05/13/13	15,159,922	15,161,566
Government National Mortgage Association
04/01/43 2.500%	59,000,000	04/18/13	57,853,594	58,557,500
04/01/43 5.000%	7,000,000	04/18/13	7,680,312	7,633,282

(b)

The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(c)	Variable rate security.
(d)	Interest Only (IO) security. The actual effective yield of this security is different than the stated coupon rate.
(e)

Identifies issues considered to be illiquid as to their marketability. The aggregate value of such securities at March 31, 2013 was $50,133,281, representing 3.41% of net assets. Information concerning such security holdings at March 31, 2013 is as follows:

Security Description	Acquisition Dates	Cost ($)
Federal Home Loan Mortgage Corp. Multifamily
Structured Pass-Through Certificates
CMO IO Series K005 Class AX
11/25/19 1.384%	07-07-11	1,246,637
Federal Home Loan Mortgage Corp.
CMO IO Series 2980 Class SL
11/15/34 6.497%	06-17-10	72,664
Federal National Mortgage Association
CMO IO Series 2006-8 Class HL
03/25/36 6.496%	10-03-11 - 11-19-12	741,371
Government National Mortgage Association
CMO IO Series 2011-78 Class IX
08/16/46 1.244%	05-23-11	4,231,595
RBC Capital Markets LLC
dated 03/25/13, matures 04/09/13,
repurchase price $38,002,217
(collateralized by: U.S. Agency total market value $39,169,114)
0.150%	03-25-13	38,000,000
SLM Student Loan Trust
Series 2009-D Class A
08/17/43 3.500%	04-26-11 - 05-20-11	5,676,174

(f)	Represents a security purchased on a when-issued or delayed delivery basis.
(g)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2013, the value of these securities amounted to $46,071,836 or 3.13% of net assets.

(h)

At March 31, 2013, the cost of securities for federal income tax purposes was approximately $1,966,020,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$11,951,000
Unrealized Depreciation	(5,857,000)
Net Unrealized Appreciation	$6,094,000

(i)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

AMBAC	Ambac Assurance Corporation
CMO	Collateralized Mortgage Obligation
FNMA	Federal National Mortgage Association

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                  Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                  Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                  Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third- party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2013:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Bonds
Residential Mortgage-Backed Securities - Agency	—	1,564,629,991	19,669,877	1,584,299,868
Residential Mortgage-Backed Securities - Non-Agency	—	24,784,125	18,662,512	43,446,637
Commercial Mortgage-Backed Securities - Agency	—	5,640,106	—	5,640,106
Commercial Mortgage-Backed Securities - Non-Agency	—	21,792,509	—	21,792,509
Asset-Backed Securities - Non-Agency	—	23,535,197	—	23,535,197
U.S. Treasury Obligations	800,656	—	—	800,656
Total Bonds	800,656	1,640,381,928	38,332,389	1,679,514,973
Short-Term Securities
Treasury Bills	27,998,634	—	—	27,998,634
Repurchase Agreements	—	264,600,000	—	264,600,000
Total Short-Term Securities	27,998,634	264,600,000	—	292,598,634
Investments in Securities	28,799,290	1,904,981,928	38,332,389	1,972,113,607
Forward Sale Commitments Liability	—	(81,352,348)	—	(81,352,348)
Total	28,799,290	1,823,629,580	38,332,389	1,890,761,259

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

The following table is a reconciliation of Level 3 assets for which significant observable and/or unobservable inputs were used to determine fair value.

	Residential	Residential
	Mortgage-Backed	Mortgage-Backed
	Securities -	Securities -
	Agency ($)	Non-Agency ($)	Total ($)

Balance as of December 31, 2012	20,031,552	18,666,329	38,697,881
Accrued discounts/premiums	(29)	—	(29)
Realized gain (loss)	—	6,304	6,304
Change in unrealized appreciation (depreciation)(a)	(51,490)	287,830	236,340
Sales	(310,156)	(297,951)	(608,107)
Purchases	—	—	—
Transfers into Level 3	—	—	—
Transfers out of Level 3	—	—	—
Balance as of March 31, 2013	19,669,877	18,662,512	38,332,389

(a)Change in unrealized appreciation (depreciation) relating to securities held at March 31, 2013 was $236,340, which is comprised of Residential Mortgage-Backed Securities — Agency of $(51,490) and Residential Mortgage-Backed Securities — Non-Agency of $287,830.

The Fund does not hold any significant investments with unobservable inputs which are categorized as Level 3.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances.  Certain Residential Mortgage-Backed Securities classified as Level 3 securities are valued using the market approach and utilize single market quotations from broker dealers which may have included, but not limited to, the distressed nature of the security and observable transactions for similar assets in the market. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

Portfolio of Investments

Variable Portfolio – Pyramis International Equity Fund

March 31, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 96.5%
AUSTRALIA 8.8%
Australia and New Zealand Banking Group Ltd.	624,562	$18,627,159
BHP Billiton Ltd.	151,240	5,170,162
Boral Ltd.	369,408	1,896,144
CSL Ltd.	199,832	12,351,939
Fortescue Metals Group Ltd.	768,940	3,183,444
Goodman Group	433,238	2,165,568
Iluka Resources Ltd.	188,094	1,848,708
Incitec Pivot Ltd.	605,084	1,955,735
Medusa Mining Ltd.	106,750	479,763
Mirvac Group	1,125,035	1,903,622
Newcrest Mining Ltd.	195,786	4,098,623
Origin Energy Ltd.	456,715	6,356,339
Rio Tinto Ltd.	46,583	2,794,150
SP AusNet	897,219	1,119,617
Spark Infrastructure Group	1,186,675	2,054,884
Tatts Group Ltd.	524,747	1,735,355
Transurban Group	338,459	2,250,486
Westfield Group	629,059	7,127,290
Westpac Banking Corp.	598,019	19,245,237
Woodside Petroleum Ltd.	70,151	2,629,339
Woolworths Ltd.	262,369	9,262,596
Total		108,256,160
BELGIUM 2.2%
Anheuser-Busch InBev NV	118,362	11,720,557
KBC Groep NV	153,922	5,301,586
ThromboGenics NV (a)	39,600	1,908,117
UCB SA	58,900	3,759,950
Umicore SA	107,331	5,041,705
Total		27,731,915
BERMUDA 0.1%
African Minerals Ltd. (a)	380,800	1,333,688
DENMARK 2.4%
AP Moller - Maersk A/S, Class B	525	4,120,489
Danske Bank AS (a)	214,668	3,848,848
Novo Nordisk A/S, Class B	103,392	16,664,943
TDC A/S	614,550	4,730,128
Total		29,364,408
FINLAND 0.3%
Sampo, Class A	105,800	4,068,594
FRANCE 9.3%
Alstom SA	69,010	2,808,622

Issuer	Shares	Value

Common Stocks (continued)
FRANCE (CONTINUED)
Arkema SA	47,800	$4,348,507
AtoS	24,310	1,673,077
BNP Paribas SA	167,138	8,578,409
Carrefour SA	119,782	3,278,903
Christian Dior SA	18,700	3,101,797
Cie de St. Gobain	125,449	4,650,536
Iliad SA	15,828	3,366,982
Lagardere SCA	81,500	3,000,925
Legrand SA	81,900	3,571,541
LVMH Moet Hennessy Louis Vuitton SA	41,820	7,177,977
Pernod-Ricard SA	18,500	2,305,261
PPR	29,100	6,393,538
Renault SA	73,800	4,623,604
Safran SA	108,600	4,843,777
Sanofi	248,037	25,203,613
Schneider Electric SA	110,946	8,106,324
Technip SA	37,100	3,803,582
Total SA	108,727	5,206,233
VINCI SA	87,500	3,941,932
Vivendi SA	201,698	4,166,481
Total		114,151,621
GERMANY 6.9%
Adidas AG	36,200	3,755,859
Allianz SE, Registered Shares	91,501	12,426,942
BASF SE	42,268	3,701,664
Bayer AG, Registered Shares	137,114	14,143,382
Beiersdorf AG	50,828	4,693,688
Brenntag AG	20,300	3,169,427
E.ON SE	101,954	1,779,995
Fresenius SE & Co. KGaA	30,400	3,752,254
GEA Group AG	110,839	3,652,853
HeidelbergCement AG	55,056	3,956,355
Henkel AG & Co. KGaA	37,521	2,962,734
Lanxess AG	84,410	5,985,681
Linde AG	41,925	7,795,218
SAP AG	156,276	12,520,157
ThyssenKrupp AG (a)	63,100	1,283,237
Total		85,579,446
HONG KONG 3.5%
AIA Group Ltd.	2,042,000	8,978,118
BOC Hong Kong Holdings Ltd.	855,500	2,861,330
Galaxy Entertainment Group Ltd. (a)	900,000	3,774,061
Hongkong Land Holdings Ltd.	322,000	2,392,408
Hysan Development Co., Ltd.	427,000	2,161,675
Lifestyle International Holdings Ltd.	992,500	2,206,913

Issuer	Shares	Value

Common Stocks (continued)
HONG KONG (CONTINUED)
Orient Overseas International Ltd.	304,500	$2,062,388
Sands China Ltd.	1,227,200	6,385,664
Sun Hung Kai Properties Ltd.	511,000	6,895,681
Swire Properties Ltd.	892,400	3,173,857
Wing Hang Bank Ltd.	193,654	2,061,590
Total		42,953,685
IRELAND 0.1%
James Hardie Industries PLC	174,164	1,827,023
ISRAEL 0.2%
Israel Chemicals Ltd.	150,400	1,948,904
ITALY 1.4%
Enel SpA	2,006,029	6,546,860
ENI SpA	159,988	3,595,066
Intesa Sanpaolo SpA	1,076,000	1,575,128
Mediobanca SpA	500,953	2,549,324
Saipem SpA	79,117	2,432,974
Total		16,699,352
JAPAN 21.0%
Aeon Credit Service Co., Ltd.	47,500	1,347,414
Aeon Mall Co., Ltd.	79,800	2,436,723
Ajinomoto Co., Inc.	181,000	2,661,378
Asahi Kasei Corp.	343,000	2,318,069
Astellas Pharma, Inc.	103,400	5,580,175
Bridgestone Corp.	154,700	5,205,351
Canon, Inc.	139,100	5,111,924
Credit Saison Co., Ltd.	42,400	1,060,791
Daiichi Sankyo Co., Ltd.	75,000	1,447,706
Daito Trust Construction Co., Ltd.	29,400	2,522,956
Dena Co., Ltd.	109,600	2,988,406
Denso Corp.	73,600	3,127,152
East Japan Railway Co.	83,800	6,898,145
Fuji Heavy Industries Ltd.	204,000	3,235,835
Hitachi High-Technologies Corp.	56,700	1,185,776
Hitachi Ltd.	878,000	5,125,779
Honda Motor Co., Ltd.	214,800	8,272,052
Inpex Corp.	614	3,306,869
ITOCHU Corp.	323,600	3,976,184
Japan Airlines Co., Ltd.	23,900	1,113,311
Japan Tobacco, Inc.	292,300	9,349,951
JFE Holdings, Inc.	97,000	1,877,440
JSR Corp.	75,400	1,545,480
JX Holdings, Inc.	247,200	1,393,832
Kakaku.com, Inc.	71,400	1,797,565

Issuer	Shares	Value

Common Stocks (continued)
JAPAN (CONTINUED)
Kansai Electric Power Co., Inc. (The)	378,200	$3,586,395
Kubota Corp.	210,000	3,047,283
Kyocera Corp.	16,300	1,495,566
LIXIL Group Corp.	167,400	3,339,914
Makita Corp.	42,600	1,899,180
Mitsubishi Corp.	206,000	3,879,775
Mitsubishi Electric Corp.	404,000	3,286,521
Mitsubishi Gas Chemical Co., Inc.	221,000	1,463,690
Mitsubishi Heavy Industries Ltd.	917,000	5,305,273
Mitsubishi UFJ Financial Group, Inc.	615,600	3,714,060
Mitsubishi UFJ Lease & Finance Co., Ltd.	279,100	1,462,534
Mitsui & Co., Ltd.	436,100	6,148,173
Mitsui Fudosan Co., Ltd.	43,000	1,227,965
MS&AD Insurance Group Holdings, Inc.	226,900	5,053,844
Murata Manufacturing Co., Ltd.	50,300	3,803,169
Nippon Steel & Sumitomo Metal Corp.	618,000	1,574,100
Nissan Motor Co., Ltd.	462,400	4,485,479
Nitto Denko Corp.	90,200	5,431,147
Nomura Research Institute Ltd.	70,300	1,815,508
NSK Ltd.	249,000	1,900,694
NTT DoCoMo, Inc.	1,687	2,507,840
Olympus Corp. (a)	108,500	2,574,597
ORIX Corp.	566,500	7,233,053
Rakuten, Inc.	328,900	3,363,715
Rohto Pharmaceutical Co., Ltd.	133,000	1,849,376
Seven & I Holdings Co., Ltd.	121,300	4,024,683
Shin-Etsu Chemical Co., Ltd.	55,800	3,700,808
Shinko Electric Industries Co., Ltd.	190,900	1,593,488
Shinsei Bank Ltd.	2,150,000	4,940,463
Shionogi & Co., Ltd.	77,700	1,574,682
SMC Corp.	19,000	3,689,567
SoftBank Corp.	242,500	11,172,405
Sony Financial Holdings, Inc.	164,800	2,464,866
Sumitomo Electric Industries Ltd.	209,900	2,582,626
Sumitomo Mitsui Financial Group, Inc.	269,000	11,035,690
Sumitomo Mitsui Trust Holdings, Inc.	746,000	3,552,324
Suzuki Motor Corp.	83,700	1,875,824
Sysmex Corp.	14,100	859,078
Takeda Pharmaceutical Co., Ltd.	108,800	5,960,364
The Dai-ichi Life Insurance Co., Ltd.	905	1,214,438
Tokio Marine Holdings, Inc.	74,200	2,146,634
Tokyo Tatemono Co., Ltd.	389,000	2,780,859
Toray Industries, Inc.	343,000	2,329,748
Toshiba Corp.	762,000	3,885,807
Toyota Motor Corp.	313,900	16,186,498
West Japan Railway Co.	18,000	865,987

Issuer	Shares	Value

Common Stocks (continued)
JAPAN (CONTINUED)
Yahoo! Japan Corp.	8,054	$3,715,485
Total		258,487,439
JERSEY 0.2%
Randgold Resources Ltd.	25,400	2,192,140
NETHERLANDS 4.5%
Aegon NV	918,300	5,521,887
ASML Holding NV	64,917	4,366,234
Gemalto NV	27,813	2,426,126
Koninklijke DSM NV	24,174	1,407,141
Koninklijke Philips Electronics NV	182,100	5,388,617
Randstad Holding NV	88,200	3,611,112
Reed Elsevier NV	246,767	4,227,596
Royal Dutch Shell PLC, Class A	653,086	21,126,734
Unilever NV-CVA	173,300	7,098,635
Total		55,174,082
NORWAY 1.3%
Aker Solutions ASA	154,200	2,894,388
DNB ASA	456,000	6,711,029
Orkla ASA	229,700	1,846,432
Telenor ASA	231,100	5,088,380
Total		16,540,229
SINGAPORE 1.8%
Global Logistic Properties Ltd.	1,264,000	2,684,317
Noble Group Ltd.	2,277,000	2,243,414
Singapore Telecommunications Ltd.	2,504,000	7,260,070
United Overseas Bank Ltd.	486,493	8,020,301
UOL Group Ltd.	397,000	2,241,838
Total		22,449,940
SPAIN 2.3%
Amadeus IT Holding SA, Class A	130,200	3,517,354
Banco Bilbao Vizcaya Argentaria SA	1,292,127	11,201,651
Grifols SA, ADR (a)	135,697	3,936,570
Iberdrola SA	345,250	1,607,817
Repsol SA	136,018	2,763,523
Telefonica SA	435,856	5,860,788
Total		28,887,703
SWEDEN 2.9%
Assa Abloy AB, Class B	116,900	4,778,957
Atlas Copco AB, Class A	71,900	2,045,809
Hennes & Mauritz AB, Class B	250,097	8,957,002
Nordea Bank AB	545,600	6,189,676

Issuer	Shares	Value

Common Stocks (continued)
SWEDEN (CONTINUED)
Sandvik AB	308,500	$4,758,842
SKF AB B Shares	62,200	1,519,863
Svenska Cellulosa AB, Class B	184,100	4,753,081
Volvo AB B Shares	220,900	3,225,103
Total		36,228,333
SWITZERLAND 8.4%
Cie Financiere Richemont SA, Class A	23,022	1,806,741
Credit Suisse Group AG, Registered Shares	223,976	5,877,217
Glencore International	600,100	3,246,997
Nestlé SA, Registered Shares	477,241	34,512,372
Partners Group Holding AG	8,970	2,213,917
Roche Holding AG, Genusschein Shares	18,074	4,207,684
Schindler Holding AG	20,588	3,016,739
SGS SA, Registered Shares	1,377	3,376,863
Swatch Group AG (The)	9,485	5,515,348
Swisscom AG	12,109	5,602,310
Syngenta AG	13,769	5,743,731
Transocean Ltd. (a)	85,455	4,431,633
UBS AG, Registered Shares	941,377	14,428,564
Zurich Insurance Group AG	32,861	9,145,556
Total		103,125,672
UNITED KINGDOM 18.9%
Amarin Corp. PLC, ADR (a)	236,600	1,753,206
Barclays PLC	3,246,850	14,363,668
BG Group PLC	437,058	7,497,550
BHP Billiton PLC	529,176	15,397,679
BP PLC	1,242,608	8,683,282
British American Tobacco PLC	308,156	16,514,386
British Land Co. PLC	244,661	2,020,462
BT Group PLC	2,065,800	8,726,084
Bunzl PLC	81,500	1,603,665
Capita Group PLC (The)	164,600	2,248,412
Centrica PLC	1,595,744	8,915,448
Experian PLC	207,400	3,592,526
GlaxoSmithKline PLC	454,514	10,625,053
Hikma Pharmaceuticals PLC	103,549	1,626,870
HSBC Holdings PLC	1,771,267	18,906,742
IMI PLC	181,900	3,579,223
Imperial Tobacco Group PLC	241,092	8,421,862
ITV PLC	1,488,100	2,925,854
Johnson Matthey PLC	119,646	4,181,310
Kingfisher PLC	627,100	2,742,293
Legal & General Group PLC	1,885,028	4,946,482
Lloyds Banking Group PLC (a)	9,382,900	6,941,658

Issuer	Shares	Value

Common Stocks (continued)
UNITED KINGDOM (CONTINUED)
Meggitt PLC	268,300	$2,001,652
Next PLC	31,700	2,102,952
Reckitt Benckiser Group PLC	69,700	4,996,628
Resolution Ltd.	431,700	1,787,454
Rolls-Royce Holdings PLC	309,800	5,319,198
Royal Dutch Shell PLC, Class B	145,807	4,840,789
SABMiller PLC	209,400	11,021,505
Sage Group PLC (The)	397,600	2,070,364
Scottish & Southern Energy PLC	317,000	7,147,917
Serco Group PLC	190,702	1,816,808
Standard Chartered PLC	226,752	5,869,209
UBM PLC	148,300	1,587,481
Unilever PLC	136,100	5,757,231
Vodafone Group PLC	2,638,765	7,481,672
Whitbread PLC	59,659	2,327,862
William Hill PLC	258,764	1,454,369
Wolseley PLC	70,304	3,496,330
WPP PLC	321,459	5,123,744
Total		232,416,880
Total Common Stocks (Cost: $1,032,978,142)		$1,189,417,214

Issuer	Shares	Value

Preferred Stocks 1.2%
GERMANY 1.2%
ProSiebenSat.1 Media AG	128,100	$4,573,112
Volkswagen AG	54,367	$10,802,009
Total		15,375,121
Total Preferred Stocks (Cost: $12,347,502)		$15,375,121

Rights —%
UNITED KINGDOM —%
William Hill PLC (a)	57,503	$108,342
Total Rights (Cost: $—)		$108,342

	Shares	Value

Money Market Funds 1.6%
Columbia Short-Term Cash Fund, 0.132% (b)(c)	19,210,727	$19,210,727
Total Money Market Funds (Cost: $19,210,727)		$19,210,727
Total Investments
(Cost: $1,064,536,371) (d)		$1,224,111,404(e)
Other Assets & Liabilities, Net		8,506,049
Net Assets		$1,232,617,453

Investments in Derivatives Futures Contracts Outstanding at March 31, 2013

At March 31, 2013, $319,000 was held in a margin deposit account as collateral to cover initial margin requirements on open futures contracts.

	Number of Contracts	Notional Market	Expiration	Unrealized	Unrealized
Contract Description	Long (Short)	Value ($)	Date	Appreciation ($)	Depreciation ($)
Mini MSCI EAFE Index	110	9,125,600	June 2013	—	(36,510)

Notes to Portfolio of Investments

(a)	Non-income producing.
(b)	The rate shown is the seven-day current annualized yield at March 31, 2013.
(c)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2013, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	25,577,211	44,477,369	(50,843,853)	19,210,727	6,418	19,210,727

(d)

At March 31, 2013, the cost of securities for federal income tax purposes was approximately $1,064,536,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$186,739,000
Unrealized Depreciation	(27,164,000)
Net Unrealized Appreciation	$159,575,000

(e)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

ADR	American Depositary Receipt

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2.  The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements – Security Valuation in the most recent Annual Report dated December 31, 2012.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third- party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2013:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	—	126,678,842	—	126,678,842
Consumer Staples	—	145,181,883	—	145,181,883
Energy	—	80,962,132	—	80,962,132
Financials	—	299,208,608	—	299,208,608
Health Care	5,689,776	114,089,782	—	119,779,558
Industrials	—	148,734,143	—	148,734,143
Information Technology	—	59,091,785	—	59,091,785
Materials	—	111,058,190	—	111,058,190
Telecommunication Services	—	65,963,139	—	65,963,139
Utilities	—	32,758,934	—	32,758,934
Preferred Stocks
Consumer Discretionary	—	15,375,121	—	15,375,121
Rights
Consumer Discretionary	—	108,342	—	108,342
Total Equity Securities	5,689,776	1,199,210,901	—	1,204,900,677

Other
Money Market Funds	19,210,727	—	—	19,210,727
Total Other	19,210,727	—	—	19,210,727

Investments in Securities	24,900,503	1,199,210,901	—	1,224,111,404
Derivatives
Liabilities
Futures Contracts	(36,510)	—	—	(36,510)
Total	24,863,993	1,199,210,901	—	1,224,074,894

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.  These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.  The models utilized by the third party statistical pricing service take into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

Portfolio of Investments

Variable Portfolio – Sit Dividend Growth Fund

March 31, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 97.1%
CONSUMER DISCRETIONARY 8.0%
Auto Components 0.6%
Autoliv, Inc.	92,600	$6,402,364
Hotels, Restaurants & Leisure 1.1%
McDonald’s Corp.	123,300	12,291,777
Household Durables 0.8%
Tupperware Brands Corp.	106,600	8,713,484
Media 0.9%
Viacom, Inc., Class B	152,700	9,401,739
Multiline Retail 1.3%
Target Corp.	205,200	14,045,940
Specialty Retail 1.9%
Home Depot, Inc. (The)	168,800	11,778,864
TJX Companies, Inc.	202,700	9,476,225
Total		21,255,089
Textiles, Apparel & Luxury Goods 1.4%
Coach, Inc.	110,100	5,503,899
Nike, Inc., Class B	174,600	10,303,146
Total		15,807,045
TOTAL CONSUMER DISCRETIONARY		87,917,438
CONSUMER STAPLES 10.8%
Beverages 3.0%
Diageo PLC, ADR	84,150	10,589,436
PepsiCo, Inc.	285,900	22,617,549
Total		33,206,985
Food & Staples Retailing 2.6%
CVS Caremark Corp.	288,064	15,840,639
Wal-Mart Stores, Inc.	165,800	12,406,814
Total		28,247,453
Food Products 1.1%
General Mills, Inc.	247,100	12,184,501
Household Products 2.7%
Colgate-Palmolive Co.	58,100	6,857,543
Procter & Gamble Co. (The)	290,900	22,416,754
Total		29,274,297

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER STAPLES (CONTINUED)
Tobacco 1.4%
Philip Morris International, Inc.	167,948	$15,570,459
TOTAL CONSUMER STAPLES		118,483,695
ENERGY 12.5%
Energy Equipment & Services 2.1%
National Oilwell Varco, Inc.	128,700	9,105,525
Oceaneering International, Inc.	108,200	7,185,562
Seadrill Ltd.	194,500	7,237,345
Total		23,528,432
Oil, Gas & Consumable Fuels 10.4%
Chevron Corp.	304,700	36,204,454
EQT Corp.	78,000	5,284,500
Kinder Morgan, Inc.	405,200	15,673,136
Marathon Oil Corp.	304,200	10,257,624
Marathon Petroleum Corp.	175,000	15,680,000
Occidental Petroleum Corp.	263,440	20,645,793
Royal Dutch Shell PLC, ADR	162,300	10,844,886
Total		114,590,393
TOTAL ENERGY		138,118,825
FINANCIALS 15.7%
Capital Markets 3.5%
Ares Capital Corp.	311,000	5,629,100
Franklin Resources, Inc.	83,200	12,547,392
Goldman Sachs Group, Inc. (The)	64,900	9,550,035
Waddell & Reed Financial, Inc., Class A	254,000	11,120,120
Total		38,846,647
Commercial Banks 3.3%
First Republic Bank	217,900	8,415,298
U.S. Bancorp	374,500	12,706,785
Wells Fargo & Co.	413,470	15,294,255
Total		36,416,338
Diversified Financial Services 2.5%
JPMorgan Chase & Co.	429,420	20,380,273
Moody’s Corp.	135,800	7,240,856
Total		27,621,129
Insurance 6.4%
ACE Ltd.	155,250	13,812,593
Allstate Corp. (The)	157,100	7,708,897
Marsh & McLennan Companies, Inc.	428,900	16,285,333
PartnerRe Ltd.	105,900	9,860,349

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (CONTINUED)
Insurance (continued)
Travelers Companies, Inc. (The)	147,800	$12,443,282
Validus Holdings Ltd.	256,282	9,577,258
Total		69,687,712
TOTAL FINANCIALS		172,571,826
HEALTH CARE 13.5%
Health Care Equipment & Supplies 4.6%
Abbott Laboratories	192,900	6,813,228
Baxter International, Inc.	214,700	15,595,808
Covidien PLC	229,800	15,589,632
Stryker Corp.	191,000	12,460,840
Total		50,459,508
Health Care Providers & Services 2.5%
Cardinal Health, Inc.	185,300	7,712,186
McKesson Corp.	76,300	8,237,348
UnitedHealth Group, Inc.	203,900	11,665,119
Total		27,614,653
Pharmaceuticals 6.4%
Bristol-Myers Squibb Co.	293,000	12,068,670
Johnson & Johnson	264,000	21,523,920
Merck & Co., Inc.	358,000	15,834,340
Pfizer, Inc.	752,400	21,714,264
Total		71,141,194
TOTAL HEALTH CARE		149,215,355
INDUSTRIALS 14.3%
Aerospace & Defense 2.7%
Honeywell International, Inc.	218,850	16,490,348
United Technologies Corp.	141,500	13,220,345
Total		29,710,693
Air Freight & Logistics 1.6%
CH Robinson Worldwide, Inc.	133,350	7,928,991
United Parcel Service, Inc., Class B	116,400	9,998,760
Total		17,927,751
Commercial Services & Supplies 1.4%
ADT Corp. (The)	116,300	5,691,722
Tyco International Ltd.	296,500	9,488,000
Total		15,179,722
Electrical Equipment 1.8%
Eaton Corp. PLC	115,600	7,080,500
Emerson Electric Co.	230,890	12,899,824
Total		19,980,324

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Industrial Conglomerates 2.0%
3M Co.	87,600	$9,312,756
General Electric Co.	529,600	12,244,352
Total		21,557,108
Machinery 3.8%
Deere & Co.	88,100	7,574,838
Flowserve Corp.	33,500	5,618,285
Snap-On, Inc.	188,800	15,613,760
Stanley Black & Decker, Inc.	164,400	13,311,468
Total		42,118,351
Road & Rail 1.0%
Union Pacific Corp.	80,500	11,464,005
TOTAL INDUSTRIALS		157,937,954
INFORMATION TECHNOLOGY 14.6%
Communications Equipment 1.8%
QUALCOMM, Inc.	290,600	19,455,670
Computers & Peripherals 1.0%
Apple, Inc.	24,575	10,877,632
Electronic Equipment, Instruments & Components 0.4%
TE Connectivity Ltd.	119,000	4,989,670
IT Services 5.1%
Accenture PLC, Class A	226,600	17,214,802
Automatic Data Processing, Inc.	137,100	8,914,242
International Business Machines Corp.	141,700	30,224,610
Total		56,353,654
Semiconductors & Semiconductor Equipment 3.5%
Applied Materials, Inc.	429,100	5,784,268
Avago Technologies Ltd.	215,200	7,729,984
Broadcom Corp., Class A	258,900	8,976,063
Intel Corp.	525,070	11,472,780
Linear Technology Corp.	109,600	4,205,352
Total		38,168,447
Software 2.8%
Microsoft Corp.	644,200	18,430,562
Oracle Corp.	370,094	11,968,840
Total		30,399,402
TOTAL INFORMATION TECHNOLOGY		160,244,475

Issuer	Shares	Value

Common Stocks (continued)
MATERIALS 1.5%
Metals & Mining 0.6%
Freeport-McMoRan Copper & Gold, Inc.	200,800	$6,646,480
Paper & Forest Products 0.9%
International Paper Co.	204,900	9,544,242
TOTAL MATERIALS		16,190,722
TELECOMMUNICATION SERVICES 3.5%
Diversified Telecommunication Services 2.3%
Verizon Communications, Inc.	522,800	25,695,620
Wireless Telecommunication Services 1.2%
Rogers Communications, Inc., Class B	256,800	13,112,208
TOTAL TELECOMMUNICATION SERVICES		38,807,828
UTILITIES 2.7%
Electric Utilities 1.1%
NextEra Energy, Inc.	159,100	12,358,888

Issuer	Shares	Value

Common Stocks (continued)
UTILITIES (CONTINUED)
Gas Utilities 0.7%
UGI Corp.	181,900	$6,983,141
Multi-Utilities 0.9%
Wisconsin Energy Corp.	233,000	9,993,370
TOTAL UTILITIES		29,335,399
Total Common Stocks (Cost: $933,162,942)		$1,068,823,517

	Shares	Value

Mutual Funds 1.3%
Kayne Anderson MLP Investment Co.	413,100	$14,342,832
Total Mutual Funds (Cost: $12,805,070)		$14,342,832

Money Market Funds 1.9%
Columbia Short-Term Cash Fund, 0.132% (a)(b)	21,087,414	21,087,414
Total Money Market Funds (Cost: $21,087,414)		$21,087,414
Total Investments (Cost: $967,055,426)		$1,104,253,763(c)
Other Assets & Liabilities, Net		(3,188,930)
Net Assets		$1,101,064,833

Notes to Portfolio of Investments

(a)	The rate shown is the seven-day current annualized yield at March 31, 2013.
(b)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2013, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	14,452,582	48,974,975	(42,340,143)	21,087,414	5,638	21,087,414

(c)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend
ADR	American Depositary Receipt

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•              Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•              Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•              Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2013:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	87,917,438	—	—	87,917,438
Consumer Staples	118,483,695	—	—	118,483,695
Energy	138,118,825	—	—	138,118,825
Financials	172,571,826	—	—	172,571,826
Health Care	149,215,355	—	—	149,215,355
Industrials	157,937,954	—	—	157,937,954
Information Technology	160,244,475	—	—	160,244,475
Materials	16,190,722	—	—	16,190,722
Telecommunication Services	38,807,828	—	—	38,807,828
Utilities	29,335,399	—	—	29,335,399
Total Equity Securities	1,068,823,517	—	—	1,068,823,517
Other
Mutual Funds	14,342,832	—	—	14,342,832
Money Market Funds	21,087,414	—	—	21,087,414
Total Other	35,430,246	—	—	35,430,246
Total	1,104,253,763	—	—	1,104,253,763

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between Levels 1 and 2 during the period.

The following table is a reconciliation of Level 3 assets for which significant observable and/or unobservable inputs were used to determine fair value.

Common
Stocks ($)
Balance as of December 31, 2012	1
Accrued discounts/premiums	—
Realized gain (loss)	(8,327,955)
Change in unrealized appreciation (depreciation)	8,327,954
Sales	—
Purchases	—
Transfers into Level 3	—
Transfers out of Level 3	—
Balance as of March 31, 2013	—

The Fund does not hold any significant investments with unobservable inputs which are categorized as Level 3.

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

Portfolio of Investments

Variable Portfolio – Victory Established Value Fund

March 31, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 98.8%
CONSUMER DISCRETIONARY 12.0%
Auto Components 2.5%
Autoliv, Inc.	192,500	$13,309,450
Johnson Controls, Inc.	390,900	13,708,863
Total		27,018,313
Automobiles 1.3%
Harley-Davidson, Inc.	264,200	14,081,860
Hotels, Restaurants & Leisure 1.5%
International Game Technology	1,015,800	16,760,700
Household Durables 1.4%
Mohawk Industries, Inc. (a)	131,100	14,830,032
Internet & Catalog Retail 0.6%
Liberty Interactive Corp., Class A (a)	317,745	6,793,388
Leisure Equipment & Products 1.7%
Hasbro, Inc.	420,900	18,494,346
Media 0.5%
Scripps Networks Interactive, Inc., Class A	79,648	5,124,552
Multiline Retail 1.0%
Nordstrom, Inc.	205,600	11,355,288
Specialty Retail 1.0%
Penske Automotive Group, Inc.	343,100	11,445,816
Textiles, Apparel & Luxury Goods 0.5%
VF Corp.	33,100	5,552,525
TOTAL CONSUMER DISCRETIONARY		131,456,820
CONSUMER STAPLES 2.4%
Beverages 0.7%
Coca-Cola Enterprises, Inc.	204,812	7,561,659
Food Products 1.7%
Tyson Foods, Inc., Class A	747,100	18,543,022
TOTAL CONSUMER STAPLES		26,104,681

Issuer	Shares	Value

Common Stocks (continued)
ENERGY 7.3%
Energy Equipment & Services 3.3%
Helmerich & Payne, Inc.	196,500	$11,927,550
McDermott International, Inc. (a)	984,200	10,816,358
Patterson-UTI Energy, Inc.	582,000	13,874,880
Total		36,618,788
Oil, Gas & Consumable Fuels 4.0%
Cimarex Energy Co.	226,900	17,117,336
Devon Energy Corp.	237,600	13,405,392
Energen Corp.	244,584	12,720,814
Total		43,243,542
TOTAL ENERGY		79,862,330
FINANCIALS 23.6%
Capital Markets 2.5%
Affiliated Managers Group, Inc. (a)	71,282	10,946,777
Waddell & Reed Financial, Inc., Class A	365,200	15,988,456
Total		26,935,233
Commercial Banks 5.4%
City National Corp.	148,100	8,724,571
Cullen/Frost Bankers, Inc.	257,800	16,120,234
Fifth Third Bancorp	993,900	16,210,509
First Republic Bank	182,733	7,057,149
SunTrust Banks, Inc.	379,009	10,919,249
Total		59,031,712
Insurance 12.0%
Alleghany Corp. (a)	38,300	15,163,736
Aon PLC	216,100	13,290,150
Arch Capital Group Ltd. (a)	201,100	10,571,827
Brown & Brown, Inc.	630,700	20,207,628
Chubb Corp. (The)	204,400	17,891,132
Fidelity National Financial, Inc., Class A	353,700	8,923,851
Marsh & McLennan Companies, Inc.	288,700	10,961,939
Willis Group Holdings PLC	423,369	16,718,841
WR Berkley Corp.	376,513	16,705,882
Total		130,434,986
Real Estate Investment Trusts (REITs) 3.7%
Alexandria Real Estate Equities, Inc.	175,323	12,444,427
Host Hotels & Resorts, Inc.	478,439	8,367,898
Liberty Property Trust	209,891	8,343,167
Regency Centers Corp.	217,300	11,497,343
Total		40,652,835
TOTAL FINANCIALS		257,054,766

Issuer	Shares	Value

Common Stocks (continued)
HEALTH CARE 8.7%
Health Care Equipment & Supplies 4.2%
Becton Dickinson and Co.	180,300	$17,238,483
CareFusion Corp. (a)	610,700	21,368,393
Zimmer Holdings, Inc.	96,000	7,221,120
Total		45,827,996
Health Care Providers & Services 1.6%
Patterson Companies, Inc.	461,472	17,554,395
Life Sciences Tools & Services 2.9%
Covance, Inc. (a)	278,300	20,683,256
Life Technologies Corp. (a)	161,065	10,409,631
Total		31,092,887
TOTAL HEALTH CARE		94,475,278
INDUSTRIALS 15.8%
Aerospace & Defense 0.4%
Raytheon Co.	70,700	4,156,453
Airlines 1.0%
Southwest Airlines Co.	837,900	11,294,892
Commercial Services & Supplies 3.1%
Avery Dennison Corp.	440,100	18,955,107
Cintas Corp.	325,000	14,342,250
Total		33,297,357
Electrical Equipment 1.7%
Hubbell, Inc., Class B	87,300	8,477,703
Rockwell Automation, Inc.	119,625	10,329,619
Total		18,807,322
Machinery 7.3%
Dover Corp.	212,351	15,476,141
Ingersoll-Rand PLC	201,300	11,073,513
Kennametal, Inc.	450,000	17,568,000
Parker Hannifin Corp.	157,560	14,429,345
Stanley Black & Decker, Inc.	103,943	8,416,264
Xylem, Inc.	463,400	12,771,304
Total		79,734,567
Professional Services 1.3%
Robert Half International, Inc.	375,300	14,085,009
Road & Rail 1.0%
Con-way, Inc.	314,400	11,070,024
TOTAL INDUSTRIALS		172,445,624

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY 16.1%
Communications Equipment 1.3%
Juniper Networks, Inc. (a)	791,113	$14,667,235
Electronic Equipment, Instruments & Components 4.1%
Amphenol Corp., Class A	147,254	10,992,511
Avnet, Inc. (a)	397,700	14,396,740
TE Connectivity Ltd.	448,300	18,797,219
Total		44,186,470
IT Services 1.3%
Broadridge Financial Solutions, Inc.	573,100	14,235,804
Semiconductors & Semiconductor Equipment 6.7%
Analog Devices, Inc.	298,600	13,881,914
Applied Materials, Inc.	1,334,600	17,990,408
Broadcom Corp., Class A	393,400	13,639,178
Lam Research Corp. (a)	376,468	15,608,363
Skyworks Solutions, Inc. (a)	550,800	12,134,124
Total		73,253,987
Software 2.7%
BMC Software, Inc. (a)	301,500	13,968,495
Synopsys, Inc. (a)	421,100	15,109,068
Total		29,077,563
TOTAL INFORMATION TECHNOLOGY		175,421,059
MATERIALS 8.8%
Chemicals 2.9%
International Flavors & Fragrances, Inc.	150,000	11,500,500
PPG Industries, Inc.	51,900	6,951,486
RPM International, Inc.	431,100	13,614,138
Total		32,066,124
Containers & Packaging 2.6%
Bemis Co., Inc.	416,000	16,789,760
Packaging Corp. of America	258,800	11,612,356
Total		28,402,116
Metals & Mining 3.3%
Compass Minerals International, Inc.	131,200	10,351,680
Reliance Steel & Aluminum Co.	354,432	25,224,926
Total		35,576,606
TOTAL MATERIALS		96,044,846

Issuer	Shares	Value

Common Stocks (continued)
UTILITIES 4.1%
Electric Utilities 1.0%
Xcel Energy, Inc.	366,252	$10,877,684
Gas Utilities 0.9%
Questar Corp.	399,068	9,709,325
Multi-Utilities 2.2%
Alliant Energy Corp.	277,700	13,934,986
Sempra Energy	125,786	10,055,333
Total		23,990,319
TOTAL UTILITIES		44,577,328
Total Common Stocks (Cost: $909,994,071)		$1,077,442,732

	Shares	Value

Money Market Funds 0.4%
Columbia Short-Term Cash Fund, 0.132% (b)(c)	4,525,398	$4,525,398
Total Money Market Funds (Cost: $4,525,398)		$4,525,398
Total Investments (Cost: $914,519,469)		$1,081,968,130(d)
Other Assets & Liabilities, Net		8,957,223
Net Assets		$1,090,925,353

Notes to Portfolio of Investments

(a)	Non-income producing.
(b)	The rate shown is the seven-day current annualized yield at March 31, 2013.
(c)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2013, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Ending Cost ($)	Dividends – Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	14,805,978	42,495,177	(52,775,757)	4,525,398	2,460	4,525,398

(d)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•              Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•              Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•              Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2013:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	131,456,820	—	—	131,456,820
Consumer Staples	26,104,681	—	—	26,104,681
Energy	79,862,330	—	—	79,862,330
Financials	257,054,766	—	—	257,054,766
Health Care	94,475,278	—	—	94,475,278
Industrials	172,445,624	—	—	172,445,624
Information Technology	175,421,059	—	—	175,421,059
Materials	96,044,846	—	—	96,044,846
Utilities	44,577,328	—	—	44,577,328
Total Equity Securities	1,077,442,732	—	—	1,077,442,732
Other
Money Market Funds	4,525,398	—	—	4,525,398
Total Other	4,525,398	—	—	4,525,398
Total	1,081,968,130	—	—	1,081,968,130

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Portfolio of Investments

Variable Portfolio – Wells Fargo Short Duration Government Fund

March 31, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes 1.0%
Banking 1.0%
Australia and New Zealand Banking Group Ltd. (a)
10/06/15	1.000%	$11,600,000	$11,557,103
Commonwealth Bank of Australia (a)
01/15/16	0.750%	12,305,000	12,296,959
Total			23,854,062
Total Corporate Bonds & Notes (Cost: $23,862,372)			$23,854,062

Residential Mortgage-Backed Securities - Agency 49.1%
Federal Home Loan Mortgage Corp. (b)
02/15/42	5.500%	2,697,741	3,130,848
02/01/35	6.000%	5,668,714	6,375,383
11/01/37-12/01/38	6.500%	2,921,821	3,251,345
05/01/35	7.000%	9,724,666	11,505,635
CMO Series 3035 Class PA
09/15/35	5.500%	3,753,287	4,180,463
CMO Series 3537 Class DL
05/15/39	6.000%	8,205,759	9,106,439
CMO Series 3613 Class HJ
12/15/39	5.500%	26,289,510	29,978,402
CMO Series 3704 Class CT
12/15/36	7.000%	3,709,058	4,496,773
CMO Series 3980 Class EP
01/15/42	5.000%	5,072,395	5,799,691
Structured Pass-Through Securities
CMO Series T-55 Class 1A2
03/25/43	7.000%	2,200	2,501
CMO Series T-57 Class 1A3
07/25/43	7.500%	545,579	646,835
CMO Series T-59 Class 1A3
10/25/43	7.500%	226,422	268,108
CMO Series T-60 Class 1A2
03/25/44	7.000%	228,273	262,321
CMO Series T-60 Class 1A3
03/25/44	7.500%	92,638	109,736
Federal Home Loan Mortgage Corp. (b)(c)
01/01/43	2.367%	5,006,190	5,222,966
01/01/42	2.908%	4,719,049	4,958,100
09/01/42	3.029%	3,024,081	3,180,612
10/01/42	3.067%	1,679,879	1,765,543
08/01/41	3.563%	6,309,684	6,686,453
07/01/38	5.865%	10,697,576	11,528,984
06/01/37	6.059%	2,806,376	3,042,200
Structured Pass-Through Securities
CMO Series T-41 Class 3A
07/25/32	6.742%	2,304,897	2,608,719
CMO Series T-51 Class 2A
08/25/42	7.500%	2,462,834	2,889,919
Federal National Mortgage Association (b)
02/01/38-12/01/42	5.000%	112,056,224	126,548,438
02/01/38-01/01/43	5.500%	203,564,743	230,209,276

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Agency (continued)
04/01/35-03/01/43	6.000%	$63,839,581	$72,536,311
08/01/37-02/01/41	6.500%	62,344,947	71,173,580
04/01/35	7.000%	3,867,835	4,611,442
07/01/29-07/01/32	7.500%	1,216,262	1,454,471
CMO Series 2000-T6 Class A1
06/25/30	7.500%	875,463	1,028,396
CMO Series 2001-T1 Class A1
10/25/40	7.500%	3,336,043	3,849,867
CMO Series 2001-T3 Class A1
11/25/40	7.500%	945,606	1,076,043
CMO Series 2001-T4 Class A1
07/25/41	7.500%	138,967	165,653
CMO Series 2001-T8 Class A1
07/25/41	7.500%	2,437,390	2,661,733
CMO Series 2002-14 Class A1
01/25/42	7.000%	997,226	1,148,721
CMO Series 2002-14 Class A2
01/25/42	7.500%	2,080,471	2,467,284
CMO Series 2002-26 Class A1
01/25/48	7.000%	1,352,022	1,564,733
CMO Series 2002-26 Class A2
01/25/48	7.500%	1,864,672	2,160,560
CMO Series 2002-33 Class A2
06/25/32	7.500%	218,622	268,973
CMO Series 2002-90 Class A1
06/25/42	6.500%	38,821	45,609
CMO Series 2002-T12 Class A3
05/25/42	7.500%	1,942,092	2,402,362
CMO Series 2002-T16 Class A2
07/25/42	7.000%	1,122,287	1,353,033
CMO Series 2002-W8 Class A3
06/25/42	7.500%	174,140	198,397
CMO Series 2003-25 Class KP
04/25/33	5.000%	6,222,039	6,883,541
CMO Series 2003-W12 Class 1A8
06/25/43	4.550%	6,168,758	6,642,981
CMO Series 2003-W2 Class 1A1
07/25/42	6.500%	26,565	31,932
CMO Series 2004-W11 Class 1A2
05/25/44	6.500%	3,805,947	4,443,208
CMO Series 2004-W14 Class 2A
07/25/44	7.500%	212,712	246,239
CMO Series 2004-W2 Class 5A
03/25/44	7.500%	430,733	527,446
CMO Series 2004-W9 Class 1A3
02/25/44	6.050%	6,593,590	7,392,253
CMO Series 2004-W9 Class 2A3
02/25/44	7.500%	1,185,932	1,381,314
CMO Series 2005-W1 Class 1A4
10/25/44	7.500%	3,767,458	4,362,162
CMO Series 2005-W3 Class 1A
03/25/45	7.500%	1,995,906	2,364,891
CMO Series 2005-W4 Class 1A3
08/25/35	7.000%	1,005,769	1,224,168
CMO Series 2006-114 Class PD

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Agency (continued)
12/25/36	6.000%	$11,503,634	$12,972,580
CMO Series 2006-4 Class MD
03/25/35	6.000%	2,257,000	2,494,184
CMO Series 2009-14 Class A
06/25/35	7.000%	5,744,324	6,765,637
CMO Series 2010-60 Class HJ
05/25/40	5.500%	33,551,780	38,425,209
CMO Series 2010-71 Class HJ
07/25/40	5.500%	6,685,988	7,627,843
CMO Series 2012-28 Class PT
03/25/42	4.000%	23,312,532	24,569,963
CMO Series 2012-3 Class CD
02/25/42	7.000%	11,064,291	12,394,849
CMO Series 2044-W8 Class 3A
06/25/44	7.500%	1,977,183	2,335,963
Federal National Mortgage Association (b)(c)
01/01/43	2.560%	3,083,733	3,200,741
02/01/42	2.599%	5,354,957	5,600,359
04/01/42	2.706%	6,025,494	6,320,725
12/01/42	2.802%	1,695,606	1,774,235
11/01/42	2.827%	3,697,662	3,872,065
03/01/42	2.926%	2,387,681	2,512,280
10/01/42	2.939%	6,809,561	7,156,099
08/01/42	3.013%	6,447,080	6,786,291
10/01/41	3.036%	2,089,446	2,196,112
06/01/42	3.118%	2,713,976	2,848,481
07/01/42	3.196%	5,489,719	5,789,597
10/01/41	3.208%	17,307,150	18,214,448
03/01/42	3.233%	13,822,890	14,552,103
09/01/41	3.268%	17,566,786	18,512,522
09/01/41	3.309%	17,123,729	18,067,085
07/01/41	3.341%	13,827,274	14,596,827
10/01/41	3.408%	4,528,048	4,784,283
07/01/41	3.553%	2,536,815	2,692,906
08/01/41	3.569%	3,973,365	4,201,730
09/01/41	3.619%	3,576,586	3,782,383
09/01/41	3.628%	13,397,879	14,173,920
07/01/41	3.633%	4,029,683	4,261,940
08/01/41	3.731%	7,225,606	7,648,941
CMO Series 1999-T2 Class A1
01/19/39	7.500%	400,303	451,409
CMO Series 2001-W3 Class A
09/25/41	7.000%	188,561	222,845
CMO Series 2002-W1 Class 2A
02/25/42	6.898%	734,811	856,563
CMO Series 2002-W6 Class 2A1
06/25/42	6.587%	13,685	15,521
CMO Series 2003-W1 Class 2A
12/25/42	6.879%	419,714	501,706
CMO Series 2003-W4 Class 4A
10/25/42	7.179%	1,108,578	1,316,322
CMO Series 2010-111 Class WA
10/25/40	6.043%	2,259,440	2,642,004
Federal National Mortgage Association (b)(d)(e)
07/15/43	5.500%	25,914,876	29,704,927
04/25/43	6.000%	16,143,748	18,822,601
Government National Mortgage Association (b)

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Agency (continued)
08/15/39-05/15/40	5.000%	$39,410,110	$43,654,086
09/15/35	6.000%	23,430,393	26,558,494
08/15/36	6.500%	2,518,098	2,986,681
CMO Series 2002-47 Class PY
07/20/32	6.000%	5,079,535	5,856,511
CMO Series 2009-42 Class CT
08/16/35	6.000%	8,702,363	10,019,040
Government National Mortgage Association (b)(d)
11/15/39	5.000%	7,859,082	8,705,407

Total Residential Mortgage-Backed Securities - Agency (Cost: $1,116,554,354)			$1,116,869,411

Commercial Mortgage-Backed Securities - Agency 0.3%
Federal National Mortgage Association Series 2011-M2 Class A1 (b)
07/25/21	2.019%	5,622,129	5,783,850

Total Commercial Mortgage-Backed Securities - Agency (Cost: $5,645,752)			$5,783,850

Commercial Mortgage-Backed Securities - Non-Agency 4.4%
CFCRE Commercial Mortgage Trust (a)(b)
Series 2011-C1 Class A1
04/15/44	1.871%	5,132,814	5,212,716
CFCRE Commercial Mortgage Trust (b)
Series 2011-C2 Class A1
12/15/47	1.558%	3,418,487	3,458,910
Citigroup/Deutsche Bank Commercial Mortgage Trust Series 2005-CD1 Class A4 (b)(c)
07/15/44	5.218%	2,034,156	2,224,291
Credit Suisse First Boston Mortgage Securities Corp. (b)(c)
Series 2005-C1 Class A4
02/15/38	5.014%	4,577,000	4,853,140
Series 2005-C6 Class A4
12/15/40	5.230%	9,105,802	9,901,012
DBUBS Mortgage Trust (a)(b)
Series 2011-LC2A Class A1
07/10/44	3.527%	5,872,958	6,399,043
DBUBS Mortgage Trust (b)
Series 2011-LC3A Class A1
08/10/44	2.238%	3,432,142	3,477,929
DDR Corp. Series 2009-DDR1 Class A (a)(b)
10/14/22	3.807%	11,200,245	11,618,271
GS Mortgage Securities Corp. II Series 2010-C2 Class A1 (a)(b)
12/10/43	3.849%	9,769,195	10,669,094

Issuer	Coupon Rate	Principal Amount	Value

Commercial Mortgage-Backed Securities - Non-Agency (continued)
Greenwich Capital Commercial Funding Corp. Series 2005-GG5 Class A41 (b)(c)
04/10/37	5.243%	$8,907,000	$8,900,676
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2010-CNTR Class A1 (a)(b)
08/05/32	3.300%	2,515,025	2,684,696
JPMorgan Chase Commercial Mortgage Securities Trust Series 2011-C3 Class A1 (a)(b)
02/15/46	1.875%	3,163,916	3,209,748
LB-UBS Commercial Mortgage Trust (b)(c)
Series 2004-C6 Class A6
08/15/29	5.020%	4,984,000	5,177,459
Series 2005-C7 Class A3
11/15/30	5.455%	3,163,000	3,274,499
Morgan Stanley Capital I Trust Series 2011-C2 Class A1 (a)(b)
06/15/44	1.480%	7,800,809	7,876,353
Motel 6 Trust Series 2012-MTL6 Class A2 (a)(b)
10/05/25	1.948%	10,822,000	10,849,031

Total Commercial Mortgage-Backed Securities - Non-Agency (Cost: $100,204,336)			$99,786,868

Asset-Backed Securities - Non-Agency 9.3%
Ally Master Owner Trust (c)
Series 2010-4 Class A
08/15/17	1.273%	4,000,000	4,060,046
Series 2012-1 Class A1
02/15/17	1.003%	11,671,000	11,787,034
Series 2012-3 Class A1
06/15/17	0.903%	9,966,000	9,999,054
American Express Credit Account Master Trust (c)
Series 2012-3 Class A
03/15/18	0.353%	4,805,000	4,780,346
Series 2012-4 Class A
05/15/20	0.443%	22,134,000	22,145,532
American Express Issuance Trust II Series 2013-1 Class A (c)
02/15/19	0.483%	12,101,000	12,101,484
Chase Issuance Trust Series 2012-A10 Class A10 (c)
12/16/19	0.463%	4,967,000	4,975,513
Discover Card Master Trust Series 2013-A1 Class A1 (c)
08/17/20	0.503%	9,936,000	9,937,977
Hertz Vehicle Financing LLC Series 2013-1A Class A1 (a)
08/25/17	1.120%	16,580,000	16,584,366
MMCA Automobile Trust Series 2009A Class A4 (a)
11/16/15	6.250%	769,141	775,151

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency (continued)
Nelnet Student Loan Trust (c)
Series 2006-2 Class A4
10/26/26	0.381%	$10,230,892	$10,215,791
Series 2007-1 Class A1
11/27/18	0.298%	2,264,534	2,262,184
SLC Student Loan Trust Series 2007-2 Class A2 (c)
05/15/28	0.690%	7,054,131	7,076,175
SLM Private Education Loan Trust Series 2013-1 Class A2 (c)
09/25/19	0.454%	10,396,000	10,398,069
SLM Student Loan Trust (a)(c)
Series 2004-8A Class A5
04/25/24	0.801%	11,000,000	11,046,117
Series 2011-B Class A1
12/16/24	1.053%	4,846,892	4,861,560
Series 2011-C Class A1
12/15/23	1.603%	4,548,685	4,593,008
Series 2012-C Class A1
08/15/23	1.303%	8,024,990	8,080,401
Series 2012-E Class A1
10/16/23	0.953%	5,962,898	5,971,039
Series 2012-E Class A2B
06/15/45	1.953%	4,545,000	4,698,430
Series 2013-A Class A1
08/15/22	0.803%	183,000	182,999
SLM Student Loan Trust (c)
Series 2002-6 Class A4CP
03/15/19	0.470%	2,168,729	2,171,918
Series 2005-6 Class A5B
07/27/26	1.501%	1,312,000	1,327,990
Series 2008-4 Class A3
10/25/17	1.551%	4,229,000	4,326,982
Series 2008-9 Class A
04/25/23	1.801%	13,778,983	14,334,552
Series 2010-1 Class A
03/25/25	0.604%	9,422,387	9,448,826
Santander Drive Auto Receivables Trust
Series 2012-5 Class A2
12/15/15	0.570%	12,006,141	12,008,719
Series 2012-5 Class A3
12/15/16	0.830%	2,371,000	2,377,601

Total Asset-Backed Securities - Non-Agency (Cost: $212,099,484)			$212,528,864

U.S. Treasury Obligations 27.0%
U.S. Treasury
11/15/13	0.500%	66,353,000	66,508,531
02/28/14	0.250%	12,544,000	12,554,286
03/31/14	1.750%	195,926,000	198,994,985
12/31/14	0.125%	19,948,000	19,913,709
02/28/15	0.250%	54,021,000	54,025,214
01/15/16	0.375%	119,530,000	119,651,442

Issuer	Coupon Rate	Principal Amount	Value

U.S. Treasury Obligations (continued)
03/15/16	0.375%	$140,969,000	$141,057,106

Total U.S. Treasury Obligations (Cost: $612,169,487)			$612,705,273

U.S. Government & Agency Obligations 3.8%
Federal Home Loan Banks
10/18/13	3.625%	50,000,000	50,952,900
11/20/15	0.500%	35,000,000	35,108,605

Total U.S. Government & Agency Obligations (Cost: $86,020,481)			$86,061,505

Foreign Government Obligations(f) 1.6%
SWEDEN 0.6%
Swedbank Hypotek AB (a)
04/05/17	2.375%	12,284,000	12,910,484

Issuer	Coupon Rate	Principal Amount	Value

Foreign Government Obligations (f) (continued)
SWITZERLAND 1.0%
UBS AG (a)
03/24/16	0.750%	$23,310,000	$23,273,266

Total Foreign Government Obligations (Cost: $36,077,235)			$36,183,750

		Shares	Value

Money Market Funds 3.8%
Columbia Short-Term Cash Fund, 0.132% (g)(h)		87,372,846	$87,372,846

Total Money Market Funds (Cost: $87,372,846)			$87,372,846

Total Investments
(Cost: $2,280,006,347) (i)			$2,281,146,429(j)
Other Assets & Liabilities, Net			(7,941,023)

Net Assets			$2,273,205,406

Notes to Portfolio of Investments
(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2013, the value of these securities amounted to $175,349,835 or 7.71% of net assets.

(b)

The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(c)	Variable rate security.
(d)	Represents a security purchased on a when-issued or delayed delivery basis.
(e)

Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At March 31, 2013, the value of these securities amounted to $48,527,528, which represents 2.13% of net assets.

(f)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(g)	The rate shown is the seven-day current annualized yield at March 31, 2013.
(h)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2013, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Ending Cost ($)	Dividends – Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	51,084,122	697,086,755	(660,798,031)	87,372,846	19,331	87,372,846

(i)

At March 31, 2013, the cost of securities for federal income tax purposes was approximately $2,280,006,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$9,200,000
Unrealized Depreciation	(8,060,000)
Net Unrealized Appreciation	$1,140,000

(j)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

CMO	Collateralized Mortgage Obligation

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•               Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•               Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•               Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2013:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Bonds
Corporate Bonds & Notes	—	23,854,062	—	23,854,062
Residential Mortgage-Backed Securities - Agency	—	1,068,341,883	48,527,528	1,116,869,411
Commercial Mortgage-Backed Securities - Agency	—	5,783,850	—	5,783,850
Commercial Mortgage-Backed Securities - Non-Agency	—	99,786,868	—	99,786,868
Asset-Backed Securities - Non-Agency	—	212,528,864	—	212,528,864
U.S. Treasury Obligations	612,705,273	—	—	612,705,273
U.S. Government & Agency Obligations	—	86,061,505	—	86,061,505
Foreign Government Obligations	—	36,183,750	—	36,183,750
Total Bonds	612,705,273	1,532,540,782	48,527,528	2,193,773,583
Other
Money Market Funds	87,372,846	—	—	87,372,846
Total Other	87,372,846	—	—	87,372,846
Total	700,078,119	1,532,540,782	48,527,528	2,281,146,429

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

The following table is a reconciliation of Level 3 assets for which significant observable and/or unobservable inputs were used to determine fair value.

Residential Mortgage-Backed
Securities -Agency ($)
Balance as of December 31, 2012	—
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)(a)	47,528
Sales	—
Purchases	48,480,000
Transfers into Level 3	—
Transfers out of Level 3	—
Balance as of March 31, 2013	48,527,528

(a)Change in unrealized appreciation (depreciation) relating to securities held at March 31, 2013 was $47,528.

The Fund does not hold any significant investments with unobservable inputs which are categorized as Level 3.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain residential mortgage-backed securities classified as Level 3 are valued using the market approach and utilize single market quotations from broker dealers which may have included, but not limited to, the distressed nature of the security and observable transactions for similar assets in the market. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

Item  2. Controls and Procedures.

(a)         The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Variable Series Trust II

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President and Principal Executive Officer

Date	May 22, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President and Principal Executive Officer

Date	May 22, 2013

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Treasurer and Chief Financial Officer

Date	May 22, 2013